As filed with Securities and Exchange Commission on October 3, 2008
                                                  Commission File Nos. 333-70384
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 34            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  133                            |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on October 6, 2008, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
         JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R) THROUGH
                            JNLNY SEPARATE ACCOUNT I

THE DATE OF THIS PROSPECTUS IS OCTOBER 6, 2008, which states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York ("Jackson of NYSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information ("SAI") dated October 6, 2008 that is available upon request without charge. To obtain a copy, contact us at our:

                             JACKSON OF NY SERVICE CENTER
                             P.O. BOX 378004
                             DENVER, COLORADO 80237-9701
                             1-800-599-5651
                             CONTACTUS@JNLNY.COM
                             WWW.JACKSON.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 225. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.


--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST

JNL/AIM INTERNATIONAL GROWTH FUND
   (FORMERLY, JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
JNL/AIM Large Cap Growth Fund

JNL/AIM GLOBAL REAL ESTATE FUND
   (FORMERLY, JNL/AIM REAL ESTATE FUND)

JNL/AIM Small Cap Growth Fund
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
   (FORMERLY, JNL/FI BALANCED FUND)
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
   (FORMERLY, JNL/SELECT GLOBAL GROWTH FUND)
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND

   (FORMERLY, JNL/SELECT LARGE CAP GROWTH FUND)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN MIDCAP GROWTH FUND

   (FORMERLY, JNL/FI MID-CAP EQUITY FUND)
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/LAZARD MID CAP EQUITY FUND
   (FORMERLY, JNL/LAZARD MID CAP VALUE FUND)
JNL/LAZARD SMALL CAP EQUITY FUND

   (FORMERLY, JNL/LAZARD SMALL CAP VALUE FUND)
JNL/M&G GLOBAL BASICS FUND
JNL/M&G GLOBAL LEADERS FUND
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM ASIA EX-JAPAN FUND
JNL/PAM CHINA-INDIA FUND
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM AMERICA CORE EQUITY FUND

   (FORMERLY, JNL/PUTNAM EQUITY FUND)
JNL/PPM America High Yield Bond Fund
JNL/PPM AMERICA MID CAP VALUE FUND
JNL/PPM AMERICA SMALL CAP VALUE FUND
JNL/PPM America Value Equity Fund
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P INTRINSIC VALUE FUND
JNL/S&P TOTAL YIELD FUND
JNL/S&P 4 FUND


JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
   (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND)
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
   (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND) JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management
JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                                          TABLE OF CONTENTS

GLOSSARY.....................................................................2


KEY FACTS....................................................................3

FEES AND EXPENSES TABLES.....................................................4

EXAMPLE......................................................................17

THE ANNUITY CONTRACT.........................................................18

JACKSON OF NY................................................................19

THE FIXED ACCOUNT............................................................19

THE SEPARATE ACCOUNT.........................................................21

INVESTMENT DIVISIONS.........................................................21

CONTRACT CHARGES.............................................................35

DISTRIBUTION OF CONTRACTS....................................................55

PURCHASES....................................................................57

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.................................61

TELEPHONE AND INTERNET TRANSACTIONS..........................................62

ACCESS TO YOUR MONEY.........................................................63

INCOME PAYMENTS (THE INCOME PHASE)...........................................201

DEATH BENEFIT................................................................209

TAXES........................................................................213

OTHER INFORMATION............................................................217

PRIVACY POLICY...............................................................219

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.................225


APPENDIX A (about Dow Jones).................................................A-1

APPENDIX B (Contract Enhancement Recapture Charges)..........................B-1

APPENDIX C (Broker-Dealer Support)...........................................C-1

APPENDIX D (GMWB Prospectus Examples)........................................D-1

APPENDIX E (FutureGuard 6 GMIB Prospectus Examples) .........................E-1


APPENDIX F (Accumulation Unit Values)........................................F-1

                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each the prospectus.) premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

CONTRACT QUARTERLY ANNIVERSARY - each three-month anniversary of the Contract's Issue Date.

CONTRACT VALUE - the sum of your allocations between the Contract's Fixed Account and Investment Divisions.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INTEREST RATE ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON OF NY, JNLNY, WE, OUR, OR US - Jackson National Life Insurance Company of New York. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

---------- -------------------------- ------------------------------------------

               ALLOCATION OPTIONS

               The Contract makes available a Fixed Account and Investment Divisions for allocation of your premium payments and Contract Value. For more information about the fixed options, please see "THE FIXED ACCOUNT" beginning on page 19. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 21.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

               INVESTMENT PURPOSE

               The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 213.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

               FREE LOOK

               If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations. For more information, please see "FREE LOOK" beginning on page 218.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

               PURCHASES

               There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. The Contract also has a premium protection option, namely the Capital Protection Program. For more information, please see "PURCHASES" beginning on page 57.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

               WITHDRAWALS

               Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event you may require extended care. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 63.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

               INCOME PAYMENTS

               There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 201.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

               DEATH BENEFIT

               The Contract has a death benefit that becomes payable if you die before the Income Date. Optional death benefits are also available. For more information, please see "DEATH BENEFIT" beginning on page 209.

---------- -------------------------- ------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

-------------------------------------------------------------------------------------------------------------------

                                             OWNER TRANSACTION EXPENSES

                            Front-end Sales Load None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                7%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
             PERCENTAGE OF EACH PREMIUM                                                                    2%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- --------

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within thirteen months of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

                       Completed Years Since Receipt Of Premium -
                       0         1         2         3         4         5         6         7+
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       Base            7%        6%        5%        4%        3%        2%        1%        0
           Schedule
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       Five-year       6.5%      5%        3%        2%        1%        0         0         0
           Schedule
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       Three-year      6%        4.5%      2%        0         0         0         0         0
           Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distribution of the Internal Revenue Code; and a total withdrawal. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                                   Completed Years Since Receipt Of Premium -
                                   0        1        2        3        4       5        6        7+
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       2% C.E.                     2%       2%       1.25%    1.25%    0.5%    0        0        0
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       3% C.E.                     3%       3%       2%       2%       2%      1%       1%       0
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- ------
       4% C.E.                     3%       3%       2%       2%       2%      1%       1%       0

     For Contracts with Issue Dates BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates BEFORE SEPTEMBER 22, 2003, the recapture charges over the same completed years since receipt of premium were: 4%; 4%; 2.5%; 2.5%; 2.5%; 1.25%; and 1.25%.

(3)  Currently, premium taxes do not apply.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and automatic rebalancing.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

-------------------------------------------------------------------------------------------------------------------

                                                  PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (6)                                                               $30

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.35%

      Mortality And Expense Risk Charge (7)                                                       1.20%

      Administration Charge (8)                                                                   0.15%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.35%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- --------

----- ------------------------------------------------------------------------------------------------------------


      OPTIONAL ENDORSEMENTS - A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT
      ARE AVAILABLE. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE
      VARIOUS OPTIONAL ENDORSEMENT CHARGES.

      ------------------------------------------------------------------------------------------------------------
      ------------------------------------------------------------------------------------------------------------

      THE FOLLOWING OPTIONAL ENDORSEMENT CHARGES ARE BASED ON AVERAGE DAILY NET
      ASSET VALUE. YOU MAY SELECT ONE FROM EACH GROUPING BELOW(9):


        ------------------------------------------------------------------------------------------ ---------

        4% Contract Enhancement Maximum Annual Charge (10)                                         0.56%
        3% Contract Enhancement Maximum Annual Charge (10)                                         0.42%
        2% Contract Enhancement Maximum Annual Charge (11)                                         0.395%

        ------------------------------------------------------------------------------------------ ---------
        ------------------------------------------------------------------------------------------ ---------

        Five-year Withdrawal Schedule Maximum Annual Charge                                        0.30%
        Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1,       0.45%
        2006)

        ------------------------------------------------------------------------------------------ ---------
        ------------------------------------------------------------------------------------------ ---------

        20% Additional Free Withdrawal Maximum Annual Charge                                       0.30%

      ------------------------------------------------------------------------------------------------------------
      ------------------------------------------------------------------------------------------------------------

      THE FOLLOWING OPTIONAL DEATH BENEFIT ENDORSEMENT CHARGES ARE BASED ON
      EITHER AVERAGE DAILY NET ASSET VALUE OR ON A BENEFIT BASE AND ARE
      INDICATED AS SUCH. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON
      THE VARIOUS OPTIONAL DEATH BENEFIT ENDORSEMENT CHARGES. YOU MAY SELECT ONE
      OF THE AVAILABLE BENEFITS LISTED BELOW(9):

                                 AVERAGE DAILY NET ASSET VALUE BASED CHARGES

      Highest Anniversary Value Death Benefit Maximum Annual Charge (12)                                  0.40%

                                            BENEFIT BASED CHARGES

      LifeGuard Freedom DB Maximum Annual Charge (only available if the
         LifeGuard Freedom GMWB is also                                                                   0.60%
         selected) (13)

      --------------------------------------------------------------------------------------------------- --------
      --------------------------------------------------------------------------------------------------- --------

      --------------------------------------------------------------------------------------------------- --------
      ------------------------------------------------------------------------------------------------------------

      THE FOLLOWING OPTIONAL ENDORSEMENT CHARGES ARE BENEFIT BASED. PLEASE SEE
      THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE VARIOUS OPTIONAL
      ENDORSEMENT CHARGES. YOU MAY SELECT ONE OF THE AVAILABLE BENEFITS LISTED
      BELOW(9):

      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered as of October     0.60%
         6, 2008)("FutureGuardSM") (14)
      GMIB Maximum Annual Charge ("FutureGuard 6SM") (15)                                                 0.90%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of      0.75%
         March 31, 2008)("SafeGuard 7 PlusSM") (16)
      Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard         0.81%
         MaxSM") (17)
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly "AutoGuard") (18)      1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (19)                            1.62%
      5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)             0.51%
         ("MarketGuard 5SM") (20)
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30,       1.47%
         2007)("LifeGuard ProtectorSM") (21)
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of       1.50%
         March 31, 2008)("LifeGuard AdvantageSM," formerly "LifeGuard Protector AdvantageSM") (22)
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of       1.47%
         April 30, 2007)("LifeGuard Protector PlusSM") (23)
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April     1.62%
         30, 2007)("LifeGuard Protector with Joint Option") (24)
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as    1.71%
         of April 30, 2007)("LifeGuard Protector Plus with Joint Option") (25)
      For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,          1.50%
         2008)("LifeGuard AscentSM") (26)
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,    1.71%
         2008)("LifeGuard Ascent With Joint Option") (27)
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM GMWB")      1.50%
         (28)
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB    1.86%
         With Joint Option") (29)
      5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 5(R)")(30)   1.32%
      4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 4(R)")(31)   0.87%

      --------------------------------------------------------------------------------------------------- --------
      ------------------------------------------------------------------------------------------------------------

----- --------------------------------------------------------------------------

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7) This charge is 1.10% on Contracts issued BETWEEN SEPTEMBER 22, 2003 AND MAY 2, 2004. For Contracts with Issue Dates BEFORE SEPTEMBER 22, 2003, this charge is 1.25%.

(8) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

(9) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancement and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

(10) This charge lasts for the first seven Contract Years.

(11) This charge lasts for the first five Contract Years.


(12) The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

(13) The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. The current and maximum charge for the LifeGuard Freedom DB is 0.05% of the GMWB Death Benefit each Contract Month (0.60% annually). THE CHARGE FOR LIFEGUARD FREEDOM DB IS IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB.

     The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 28 below). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     For more information about the charge for the LifeGuard Freedom DB, please see "Optional Death Benefit - LifeGuard Freedom DB Charge" on page 39. For more information about how this optional death benefit endorsement works, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 211. For more information about how the LifeGuard Freedom GMWB works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 156.

(14) The charge for FutureGuard is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base for FutureGuard is the greater of (a) or (b), where:

     (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

     (b)  Generally   equals  the  greatest   Contract  Value  on  any  Contract
          Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

     For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 203.


     For  Contracts  with this GMIB  purchased  ON AND AFTER  JANUARY  17,  2006
     (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

     For Contracts with this GMIB purchased FROM MAY 3, 2004 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

     For Contracts with this GMIB purchased FROM SEPTEMBER 22, 2003 THROUGH MAY 2, 2004 (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

     For Contracts with this GMIB purchased BEFORE SEPTEMBER 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard Guaranteed Minimum Income Benefit Charge" beginning on page 40.

(15) The current and maximum charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually). The GMIB Benefit Base for FutureGuard 6 is the greater of (a) or (b), where:


     (a) Generally equals the Step-Up Value on the most recent Step-Up Date, subject to certain adjustments after the most recent Step-Up Date, compounded at an annual interest rate of 6% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

     (b)  Generally   equals  the  greatest   Contract  Value  on  any  Contract
          Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.

     At issue, the Step-Up Date is the Issue Date, and the Step-Up Value is generally equal to the initial premium paid plus any Contract Enhancement credited. After issue, the Step-Up Date is the Contract Anniversary on which the Owner elects to step up to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.


     We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "FutureGuard 6 Guaranteed Minimum Income Benefit Charge" beginning on page 41. For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 206.

(16) 0.75% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     The charge is expressed as an annual percentage and depends on:

          *    When the endorsement is added to the Contract.

          * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006, or BEFORE OCTOBER 4, 2004.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - monthly or daily.

     THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

     For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

                                                     7% GMWB
            Endorsement's           On and after               Before                  Before
            Availability          January 17, 2006        January 17, 2006         October 4, 2004
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Maximum Annual             0.75%                   0.70%                    0.70%
            Charge
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Current Annual             0.42%                   0.40%                    0.35%
            Charge                                                               0.55% upon step-up
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Charge Basis                GWB             Investment Divisions    Investment Divisions
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Charge Frequency          Monthly                  Daily                    Daily


     For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 41. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 66.

(17) The current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 72.

(18) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 78.

(19) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 84.

(20) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 89.

(21) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         0.87%/12          0.42%/12
                    50 - 54         0.87%/12          0.42%/12
                    55 - 59         1.20%/12          0.66%/12
                    60 - 64         1.32%/12          0.75%/12
                    65 - 69         1.47%/12          0.90%/12
                    70 - 74         0.87%/12          0.51%/12
                    75 - 80         0.60%/12          0.36%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly


     For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 44. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 94.

(22) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         1.02%/12          0.57%/12
                    50 - 54         1.17%/12          0.72%/12
                    55 - 59         1.50%/12          0.96%/12
                    60 - 64         1.50%/12          0.96%/12
                    65 - 69         1.50%/12          0.96%/12
                    70 - 74         0.90%/12          0.57%/12
                    75 - 80         0.66%/12          0.42%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly



     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 45. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 102.

(23) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

               5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         0.87%/12          0.42%/12
                    50 - 54         1.02%/12          0.57%/12
                    55 - 59         1.47%/12          0.87%/12
                    60 - 64         1.47%/12          0.87%/12
                    65 - 69         1.20%/12          0.66%/12
                    70 - 74         0.75%/12          0.36%/12
                    75 - 80         0.57%/12          0.30%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
     46. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 111.

(24) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                  JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         1.02%/12          0.57%/12
                    50 - 54         1.02%/12          0.57%/12
                    55 - 59         1.35%/12          0.81%/12
                    60 - 64         1.47%/12          0.90%/12
                    65 - 69         1.62%/12          1.05%/12
                    70 - 74         1.02%/12          0.66%/12
                    75 - 80         0.75%/12          0.51%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly


     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 47. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 119.

(25) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     You pay the applicable percentage of the GWB each month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

            JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------- ----------------- ------------------

            Annual Charge           Maximum            Current
            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------
            Ages    45 - 49         1.11%/12          0.66%/12
                    50 - 54         1.26%/12          0.81%/12
                    55 - 59         1.71%/12          1.11%/12
                    60 - 64         1.71%/12          1.11%/12
                    65 - 69         1.47%/12          0.90%/12
                    70 - 74         1.02%/12          0.60%/12
                    75 - 80         0.81%/12          0.57%/12
            ------------------- ----------------- ------------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                  Monthly

     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 48. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 128.

(26) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 49. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 137.

(27) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 50. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 147.

(28) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 51. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 156.

(29) The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

     While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 51. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 170.

(30) 1.32% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - monthly or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                             5% FOR LIFE GMWB
           Endorsement's               Before May 1, 2006                      Before
           Availability                                                  January 17, 2006*
           ------------------- ---------------- ------------------- -------------- --------------
           Annual Charge           Maximum           Current           Maximum        Current
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ---------------- ------------------- -------------- --------------
           Ages    60 - 64        1.32%/12           0.90%/12           1.30%          0.90%
                   65 - 69        0.87%/12           0.60%/12           0.85%          0.60%
                   70 - 74        0.60%/12           0.51%/12           0.60%          0.50%
                   75 - 80        0.51%/12           0.42%/12           0.50%          0.40%
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ------------------------------------ -----------------------------
           Charge Basis                        GWB                      Investment Divisions
           ------------------- ------------------------------------ -----------------------------
           ------------------- ------------------------------------ -----------------------------
           Charge Frequency                  Monthly                           Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     52. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 185.

(31) 0.87% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - monthly or daily.

     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                                             4% FOR LIFE GMWB
           Endorsement's               Before May 1, 2006                      Before
           Availability                                                  January 17, 2006*
           ------------------- ---------------- ------------------- -------------- --------------
           Annual Charge           Maximum           Current           Maximum        Current
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ---------------- ------------------- -------------- --------------
           Ages    50 - 54        0.87%/12           0.66%/12           0.85%          0.65%
                   55 - 59        0.66%/12           0.51%/12           0.65%          0.50%
                   60 - 64        0.51%/12           0.36%/12           0.50%          0.35%
                   65 - 69        0.36%/12           0.27%/12           0.35%          0.25%
                   70 - 74        0.30%/12           0.21%/12           0.30%          0.20%
                   75 - 80        0.21%/12           0.15%/12           0.20%          0.15%
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ------------------------------------ -----------------------------
           Charge Basis                        GWB                      Investment Divisions
           ------------------- ------------------------------------ -----------------------------
           ------------------- ------------------------------------ -----------------------------
           Charge Frequency                  Monthly                           Daily

     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     53. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 193.




THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

                 ---------------------------------------------

                                Minimum: 0.58%

                                Maximum: 2.22%

                 ---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.


                  FUND OPERATING EXPENSES

 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                          ASSETS)
                                                             MANAGEMENT      SERVICE                  ACQUIRED FUND     ANNUAL
                                                             and ADMIN FEE   (12B-1)     OTHER          FEES AND       OPERATING
                         FUND NAME                                 A         FEE         EXPENSES B     EXPENSES C     EXPENSES
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/AIM International Growth                                   0.82%           0.20%       0.01%        0.01%           1.04%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/AIM Large Cap Growth F                                     0.77%           0.20%       0.01%        0.00%           0.98%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/AIM Global Real Estate F                                   0.86%           0.20%       0.01%        0.01%           1.08%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/AIM Small Cap Growth                                       0.95%           0.20%       0.00%        0.01%           1.16%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Capital Guardian Global Balanced F                         0.80%           0.20%       0.01%        0.00%           1.01%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Capital Guardian Global Diversified Research               0.90%           0.20%       0.00%        0.01%           1.11%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Capital Guardian International Small Cap                   1.10%           0.20%       0.00%        0.04%           1.34%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Capital Guardian U.S. Growth Equity                        0.80%           0.20%       0.00%        0.00%           1.00%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Credit Suisse Global Natural Resources                     0.85%           0.20%       0.00%        0.01%           1.06%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/Credit Suisse Long/Short F                                 0.95%           0.20%       1.06% D      0.01%           2.22%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Eagle Core Equity                                          0.73%           0.20%       0.01%        0.01%           0.95%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Eagle SmallCap Equity                                      0.83%           0.20%       0.00%        0.01%           1.04%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Franklin Templeton Founding Strategy                       0.05%           0.00%       0.00%        1.06% E         1.11%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Franklin Templeton Global Growth                           0.90%           0.20%       0.00%        0.00%           1.10%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Franklin Templeton Income                                  0.82%           0.20%       0.00%        0.00%           1.02%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Franklin Templeton Mutual Shares                           0.85%           0.20%       0.02% D      0.00%           1.07%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Franklin Templeton Small Cap Value                         0.95%           0.20%       0.01%        0.01%           1.17%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Goldman Sachs Core Plus Bond                               0.70%           0.20%       0.01%        0.01%           0.92%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/Goldman Sachs Emerging Markets Debt                        0.90%           0.20%       0.01%        0.00%           1.11%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Goldman Sachs Mid Cap Value                                0.82%           0.20%       0.01%        0.01%           1.04%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Goldman Sachs Short Duration Bond                          0.54%           0.20%       0.01%        0.00%           0.75%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/JPMorgan International Value                               0.80%           0.20%       0.01%        0.00%           1.01%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/JPMorgan MidCap Growth                                     0.80%           0.20%       0.01%        0.01%           1.02%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/JPMorgan U.S. Government & Quality Bond                    0.58%           0.20%       0.00%        0.01%           0.79%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Lazard Emerging Markets                                    1.09%           0.20%       0.00%        0.02%           1.31%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Lazard Mid Cap Equity F                                    0.81%           0.20%       0.01%        0.01%           1.03%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Lazard Small Cap Equity                                    0.85%           0.20%       0.01%        0.01%           1.07%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/M&G Global Basics                                          1.00%           0.20%       0.01%        0.00%           1.21%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/M&G Global Leaders                                         1.00%           0.20%       0.01%        0.00%           1.21%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/Mellon Capital Management European 30                      0.57%           0.20%       0.01%        0.00%           0.78%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/Mellon Capital Management Pacific Rim 30                   0.57%           0.20%       0.01%        0.00%           0.78%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management S&P 500 Index                    0.38%           0.20%       0.01%        0.01%           0.60%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management S&P 400 MidCap Index             0.39%           0.20%       0.01%        0.00%           0.60%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Small Cap Index                  0.39%           0.20%       0.01%        0.00%           0.60%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management International Index              0.44%           0.20%       0.01%        0.00%           0.65%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Bond Index                       0.40%           0.20%       0.00%        0.00%           0.60%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index     0.58%           0.20%       0.01%         0.01%          0.80%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Index 5                          0.05%           0.00%       0.01%        0.61% E         0.67%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management 10 x 10                          0.05%           0.00%       0.01%        0.63% E         0.69%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Oppenheimer Global Growth                                  0.84%           0.20%       0.01%        0.00%           1.05%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/PAM Asia ex-Japan F                                        1.05%           0.20%       0.00%        0.08%           1.33%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/PAM China-India F                                          1.10%           0.20%       0.00%        0.08%           1.38%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/PIMCO Real Return                                          0.60%           0.20%       0.00%        0.00%           0.80%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/PIMCO Total Return Bond                                    0.60%           0.20%       0.00%        0.01%           0.81%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/PPM America Core Equity F                                  0.75%           0.20%       0.01%        0.00%           0.96%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/PPM America High Yield Bond F                              0.57%           0.20%       0.00%        0.01%           0.78%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/PPM America Mid Cap Value                                  0.85%           0.20%       0.01%        0.00%           1.06%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/PPM America Small Cap Value                                0.85%           0.20%       0.01%        0.00%           1.06%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/PPM America Value Equity                                   0.65%           0.20%       0.01%        0.00%           0.86%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

JNL/Red Rocks Listed Private Equity                            1.00%           0.20%       0.01%        0.00%           1.21%

------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Select Balanced                                            0.58%           0.20%       0.00%        0.01%           0.79%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Select Money Market                                        0.38%           0.20%       0.00%        0.00%           0.58%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Select Value                                               0.63%           0.20%       0.00%        0.00%           0.83%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/T. Rowe Price Established Growth                           0.68%           0.20%       0.00%        0.01%           0.89%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/T. Rowe Price Mid-Cap Growth                               0.81%           0.20%       0.01%        0.02%           1.04%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/T. Rowe Price Value                                        0.75%           0.20%       0.00%        0.01%           0.96%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Managed Conservative                                   0.18%           0.00%       0.00%        0.88% E         1.06%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Managed Moderate                                       0.18%           0.00%       0.01%        0.91% E         1.10%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Managed Moderate Growth                                0.15%           0.00%       0.01%        0.96% E         1.12%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Managed Growth                                         0.15%           0.00%       0.00%        0.98% E         1.13%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Managed Aggressive Growth                              0.17%           0.00%       0.00%        1.02% E         1.19%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Retirement Income                                      0.18%           0.00%       0.00%        0.90% E         1.08%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Retirement 2015                                        0.18%           0.00%       0.00%        1.01% E         1.19%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Retirement 2020                                        0.18%           0.00%       0.00%        1.02% E         1.20%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Retirement 2025                                        0.18%           0.00%       0.00%        1.04% E         1.22%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Disciplined Moderate                                   0.18%           0.00%       0.00%        0.69% E         0.87%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Disciplined Moderate Growth                            0.18%           0.00%       0.00%        0.71% E         0.89%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Disciplined Growth                                     0.18%           0.00%       0.01%        0.67% E         0.86%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Competitive Advantage                                  0.50%           0.20%       0.00%        0.04%           0.74%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Dividend Income & Growth                               0.50%           0.20%       0.00%        0.05%           0.75%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Intrinsic Value                                        0.50%           0.20%       0.00%        0.04%           0.74%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P Total Yield                                            0.50%           0.20%       0.00%        0.04%           0.74%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/S&P 4                                                      0.05%           0.00%       0.00%        0.74% E         0.79%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Nasdaq(R) 25                     0.50%           0.20%       0.04%        0.00%           0.74%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Value Line(R) 30                 0.43%           0.20%       0.16%        0.00%           0.79%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management DowSM Dividend                   0.45%           0.20%       0.02%        0.00%           0.67%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management S&P(R) 24                        0.52%           0.20%       0.01%        0.00%           0.73%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management 25                               0.44%           0.20%       0.00%        0.00%           0.64%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Select Small-Cap                 0.44%           0.20%       0.01%        0.00%           0.65%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management JNL 5                            0.42%           0.20%       0.02%        0.00%           0.64%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management VIP                              0.44%           0.20%       0.05%        0.00%           0.69%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management JNL Optimized 5                  0.46%           0.20%       0.05%        0.00%           0.71%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management S&P(R) SMid 60                   0.52%           0.20%       0.01%        0.01%           0.74%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management NYSE(R) International 25         0.57%           0.20%       0.04%        0.01%           0.82%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Communications Sector            0.49%           0.20%       0.03%        0.00%           0.72%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Consumer Brands Sector           0.52%           0.20%       0.03%        0.00%           0.75%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Financial Sector                 0.51%           0.20%       0.03%        0.00%           0.74%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Healthcare Sector                0.49%           0.20%       0.03%        0.00%           0.72%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Oil & Gas Sector                 0.44%           0.20%       0.03%        0.00%           0.67%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------
JNL/Mellon Capital Management Technology Sector                0.50%           0.20%       0.03%        0.00%           0.73%
------------------------------------------------------------ --------------- ----------- ------------ --------------- ------------

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.


     The JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PAM Asia Ex-Japan Fund, the JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the JNL/Mellon Capital Management European 30 Fund, and the JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management NYSE(R) International 25 Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, and the JNL/PAM China-India Fund pay an administrative fee of 0.20%.


     The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.

                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional 2% Contract Enhancement, the Highest Anniversary Death Benefit, the Five-year Withdrawal Schedule, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

         1 YEAR              3 YEARS           5 YEARS           10 YEARS


         $861                $2,079            $3,257            $6,024


If you annuitize at the end of the applicable time period:

         1 YEAR *            3 YEARS           5 YEARS           10 YEARS


         $861                $2,079            $3,257            $6,024


* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:


         1 YEAR              3 YEARS           5 YEARS            10 YEARS
         $861                $2,079            $3,257             $6,024


THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

You may allocate your Contract Value to

     * our Fixed Account, as may be made available by us, or as may be otherwise limited by us, or to

     * Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

     *    the ACCUMULATION PHASE, when you make premium payments to us, and

     *    the INCOME PHASE, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Annuity Service Center for help and more information.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

                                  JACKSON OF NY

We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

CONTRACT VALUE THAT YOU ALLOCATE TO A FIXED ACCOUNT OPTION WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT IS NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT IT. DISCLOSURES REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period. Currently, the Fixed Account minimum interest rate is 3% per annum, which is credited daily. For Contracts issued BEFORE MAY 1, 2006, the guaranteed minimum interest rates are as follows: 2.25% (for Contracts issued BEFORE JANUARY 1, 2006), 1.50% (for Contracts issued BEFORE MAY 2, 2005,) and 3% (for Contracts issued BEFORE SEPTEMBER 22, 2003), per annum, which is credited daily. Subject to these minimum requirements, we may declare different base interest rates at different times.

An Interest Rate Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Interest Rate Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Interest Rate Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option with a duration equal to the number of years remaining in the current Fixed Account Option period, increased by 0.25%. Generally, the Interest Rate Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

There will be no Interest Rate Adjustment when the current new business interest rate (after adjustment for the 0.25% bias) is greater than the guaranteed base interest rate by less than 0.25%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

Also, there is no Interest Rate Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Interest Rate Adjustment reduce the credited interest below the guaranteed minimum interest rate applicable to your Contract, which cannot be less than the guaranteed minimum interest rate required under state insurance laws.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, we will allocate the Contract Value based on your Investment Division allocation instructions. For Contracts purchased ON OR AFTER SEPTEMBER 22, 2003, if any Contract Enhancement is selected, allocations to the three-, five- and seven-year Fixed Account are prohibited until the end of the applicable recapture charge period. Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

The DCA+ FIXED ACCOUNT OPTION, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special interest rates on the DCA+ Fixed Account Option. The DCA+ Fixed Account Option is only available for new premiums. DCA+ is not available to Contracts issued BEFORE JULY 14, 2008.

                              THE SEPARATE ACCOUNT

We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                JNL/Franklin Templeton Founding Strategy
                JNL/Mellon Capital Management Index 5
                JNL/Mellon Capital Management 10 x 10
                JNL/S&P Managed Conservative
                JNL/S&P Managed Moderate
                JNL/S&P Managed Moderate Growth
                JNL/S&P Managed Growth
                JNL/S&P Managed Aggressive Growth
                JNL/S&P Retirement Income
                JNL/S&P Retirement 2015
                JNL/S&P Retirement 2020
                JNL/S&P Retirement 2025
                JNL/S&P Disciplined Moderate
                JNL/S&P Disciplined Moderate Growth
                JNL/S&P Disciplined Growth
                JNL/S&P 4

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))


          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))


          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------

JNL/AIM GLOBAL REAL ESTATE FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc. and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Limited)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts located in the U.S. and foreign countries. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

--------------------------------------------------------------------------------

JNL/AIM SMALL CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.)

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.


--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
          registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))


          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------

JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)


          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------

JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.


--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

          Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

          Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)


          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.


--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset  Management,  LLC (and Franklin  Advisory  Services,
     LLC)

          Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))


          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.


--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)


          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------

JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)


          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

--------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------

JNL/M&G GLOBAL BASICS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.


--------------------------------------------------------------------------------

JNL/M&G GLOBAL LEADERS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P 400(R) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Russell 2000(R) Index. The capitalization range for the Russell 2000 Index is currently approximately $25 million at the bottom of the range and $4.8 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to achieve its objective by initially allocating in the following Funds:

          >>   20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  S&P 400 MidCap Index
               Fund;
          >>   20% in the JNL/Mellon Capital Management Small Cap Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  International  Index
               Fund; and
          >>   20% in the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to achieve its objective by initially allocating in the following Funds:

          >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
          >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

--------------------------------------------------------------------------------

JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

          Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

          Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

--------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

          Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India.

--------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

          Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


--------------------------------------------------------------------------------
JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund many, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

--------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------

JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.


--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)


          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.


--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)


          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.


--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

          Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

          Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

          Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

          Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30-% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

          Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.


          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.


--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

          Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies, ranked by return on invested capital and lowest market-to-book multiples.

--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

--------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P
          500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

          >>   25% in JNL/S&P Competitive Advantage Fund; and
          >>   25% in JNL/S&P Dividend Income & Growth Fund; and
          >>   25% in JNL/S&P Intrinsic Value Fund; and
          >>   25% in JNL/S&P Total Yield Fund.

--------------------------------------------------------------------------------

ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) any GMIB and (ii) any GMWB.

Each of these three benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and (ii) an Owner's specific age under a GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these three benefits may be somewhat diminished.

The potential for overlap is greatest for a GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each "Stock Selection Date."

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

          >>   20% in the DowSM 10 Strategy, a dividend yielding strategy;
          >>   20% in the  S&P(R)  10  Strategy,  a  blended  valuation-momentum strategy;
          >>   20% in the Global 15 Strategy, a dividend yielding strategy;
          >>   20% in the 25 Strategy, a dividend yielding strategy; and
          >>   20% in the  Select  Small-Cap  Strategy,  a small  capitalization strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that
          are   identified  by  a  model  based  on  six  separate   specialized
          strategies:

          >>   The DowSM Core 5 Strategy;
          >>   The European 20 Strategy;
          >>   The Nasdaq(R) 25 Strategy;
          >>   The S&P 24 Strategy;
          >>   The Select Small-Cap Strategy; and
          >>   The Value Line(R) 30 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that
          are  identified  by  a  model  based  on  five  separate   specialized
          strategies:

          >>   25% in the Nasdaq(R) 25 Strategy;
          >>   25% in the Value Line(R) 30 Strategy;
          >>   24% in the European 20 Strategy;
          >>   14% in the Global 15 Strategy; and
          >>   12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 378004, Denver, Colorado 80237-9701 or by visiting www.jackson.com.


VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.20% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the annual charge is 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE SEPTEMBER 22, 2003, the annual charge is 1.25% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     o to make income payments for the life of the Annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the Owner's death; and

     o    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

     o EARNINGS (excess of your Contract Value allocated to the Investment Divisions and the Fixed Account over your remaining premium in these Options)

     o    ADDITIONAL FREE WITHDRAWALS

          * during each Contract Year (the first withdrawal during a Contract Year for Contracts purchased BEFORE SEPTEMBER 22, 2003), 10% OF PREMIUMS that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn, MINUS earnings (required minimum distribution will reduce the 10% free withdrawal amount), OR

          * if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract Year, 20% OF PREMIUMS that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings.

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    partial withdrawals in excess of the free withdrawal amounts, or

     o withdrawals under a tax-qualified Contract that exceeds its required minimum distributions, or

     o withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

     o    total withdrawals.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                                            WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
         COMPLETED YEARS
         SINCE RECEIPT OF        0        1        2        3        4        5        6       7+
         PREMIUM


         BASE SCHEDULE          7%       6%       5%       4%       3%       2%       1%        0

         WITHDRAWAL CHARGE
         IF FIVE-YEAR          6.5%      5%       3%       2%       1%        0        0        0
         PERIOD APPLIES

         WITHDRAWAL CHARGE
         IF THREE-YEAR          6%      4.5%      2%        0        0        0        0        0
         PERIOD APPLIES*

* PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any payments paid out as:

     o income payments (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);

     o    death benefits;

     o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or

     o withdrawals of up to $250,000 from the Investment Divisions or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are:
the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of our affiliates.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

    CONTRACT ENHANCEMENT                2%                3%               4%
    CHARGE (ON AN ANNUAL BASIS)         0.395%            0.42%            0.56%

For Contracts with Issue Dates BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates ON AND AFTER SEPTEMBER 22, 2003 and a Contract Enhancement, the three-, five-, or seven-year Fixed Account option is unavailable.

Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
         CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL
         CONTRACT ENHANCEMENT IS SELECTED)

        Completed Years Since Receipt of        0        1        2          3         4        5        6      7+
          Premium Payment

        Recapture Charge (2% Credit)            2%      2%      1.25%      1.25%      0.5%      0        0      0

        Recapture Charge (3% Credit)            3%      3%        2%        2%         2%       1%      1%      0

        Recapture Charge (4% Credit)            3%      3%        2%        2%         2%       1%      1%      0

For Contracts with Issue Dates BEFORE SEPTEMBER 23, 2003, the recapture charges for the 4% Contract Enhancement over the same completed years since receipt of a premium payment were: 4%, 4%, 2.5%, 2.5%; 2.5%; 1.25%; and 1.25%.

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do NOT assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    income payments paid during the income phase;

     o    withdrawals taken under your Contract's free withdrawal provisions;

     o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or

     o withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

OPTIONAL DEATH BENEFIT - HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CHARGE. There is no additional charge for the Contract's basic death benefit. However, if you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


OPTIONAL DEATH BENEFIT - LIFEGUARD FREEDOM DB CHARGE. There is no additional charge for the Contract's basic death benefit. However, if you select the LIFEGUARD FREEDOM DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.05% of the GMWB Death Benefit each Contract Month (0.60% ANNUALLY). THE CHARGE FOR LIFEGUARD FREEDOM DB, WHICH IS BASED ON A PERCENTAGE OF THE GMWB DEATH BENEFIT, IS SEPARATE FROM AND IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB, WHICH IS BASED ON A PERCENTAGE OF THE GUARANTEED WITHDRAWAL BALANCE (GWB) AND PAID EACH CONTRACT MONTH AT THE RATE OF 0.96% ANNUALLY. For more information about the GMWB Death Benefit, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 211. For more information about the charges for LifeGuard Freedom GMWB, please see page 51, and for benefit information, including the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 156.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. We stop deducting this charge on the date you annuitize.



FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT CHARGE.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement's availability and the frequency of deduction, as explained below.

     For  Contracts  with this GMIB  purchased  ON AND AFTER  JANUARY  17,  2006
     (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

     For Contracts with this GMIB purchased FROM MAY 3, 2004 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

     For Contracts with this GMIB purchased FROM SEPTEMBER 22, 2003 THROUGH MAY 2, 2004, (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).

     For Contracts with this GMIB purchased BEFORE SEPTEMBER 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard Guaranteed Minimum Income Benefit" beginning on page 203. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT CHARGE. The charge is 0.075% of the GMIB Benefit Base each Contract Month (0.90% annually). We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "FutureGuard 6 Guaranteed Minimum Income Benefit" beginning on page 203. PLEASE
NOTE: THE CHARGE FOR THIS GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THIS GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 66. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                       Maximum Annual Charge        Current Annual Charge
                     --------------------------- ----------------------------
                     --------------------------- ----------------------------
                              Monthly                      Monthly
                               0.75%                      0.42% / 12


     You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 71.)


     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

                         Maximum Annual Charge       Current Annual Charge
                      --------------------------- ----------------------------
                      --------------------------- ----------------------------
                                0.70%                        0.40%

     You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

                       Maximum Annual Charge        Current Annual Charge
                     --------------------------- ----------------------------
                     --------------------------- ----------------------------
                               0.70%                        0.35%
                                                     0.55% upon step-up

     You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 66. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually). We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 72.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.81% annually.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-year Step-Up" beginning on page 72. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB with annual step-up, you will pay 0.055% of the GWB each Contract Month (0.66% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 78.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 83.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 78. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract Month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 84. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 88.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 84. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 89.


PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 93.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month.


We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 89. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 94. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                    Annual Charge            Maximum            Current
                ---------------------- -------------------- -----------------
                ---------------------- -------------------- -----------------
                Ages    45 - 49             0.87%/12            0.42%/12
                        50 - 54             0.87%/12            0.42%/12
                        55 - 59             1.20%/12            0.66%/12
                        60 - 64             1.32%/12            0.75%/12
                        65 - 69             1.47%/12            0.90%/12
                        70 - 74             0.87%/12            0.51%/12
                        75 - 80             0.60%/12            0.36%/12
                ---------------------- -------------------- -----------------
                ---------------------- --------------------------------------
                Charge Basis                            GWB
                ---------------------- --------------------------------------
                ---------------------- --------------------------------------
                Charge Frequency                      Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 101.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 94. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 94. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP CHARGE ("LIFEGUARD ADVANTAGE"). The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 111. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                 Annual Charge              Maximum               Current
             ----------------------- ---------------------- --------------------
             ----------------------- ---------------------- --------------------
             Ages    45 - 49               1.02%/12               0.57%/12
                     50 - 54               1.17%/12               0.72%/12
                     55 - 59               1.50%/12               0.96%/12
                     60 - 64               1.50%/12               0.96%/12
                     65 - 69               1.50%/12               0.96%/12
                     70 - 74               0.90%/12               0.57%/12
                     75 - 80               0.66%/12               0.42%/12
             ----------------------- ---------------------- --------------------
             ----------------------- -------------------------------------------
             Charge Basis                                GWB
             ----------------------- -------------------------------------------
             ----------------------- -------------------------------------------
             Charge Frequency                          Monthly

You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 110.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 111. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 111. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 111. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                Annual Charge             Maximum                Current
            ---------------------- ----------------------- --------------------
            ---------------------- ----------------------- --------------------
            Ages    45 - 49               0.87%/12              0.42%/12
                    50 - 54               1.02%/12              0.57%/12
                    55 - 59               1.47%/12              0.87%/12
                    60 - 64               1.47%/12              0.87%/12
                    65 - 69               1.20%/12              0.66%/12
                    70 - 74               0.75%/12              0.36%/12
                    75 - 80               0.57%/12              0.30%/12
            ---------------------- ----------------------- --------------------
            ---------------------- --------------------------------------------
            Charge Basis                               GWB
            ---------------------- --------------------------------------------
            ---------------------- --------------------------------------------
            Charge Frequency                         Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 118.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 111. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 111. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 119. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                   Annual Charge             Maximum                Current
               ---------------------- ----------------------- ------------------
               ---------------------- ----------------------- ------------------
               Ages    45 - 49               1.02%/12              0.57%/12
                       50 - 54               1.02%/12              0.57%/12
                       55 - 59               1.35%/12              0.81%/12
                       60 - 64               1.47%/12              0.90%/12
                       65 - 69               1.62%/12              1.05%/12
                       70 - 74               1.02%/12              0.66%/12
                       75 - 80               0.75%/12              0.51%/12
               ---------------------- ----------------------- ------------------
               ---------------------- ------------------------------------------
               Charge Basis                               GWB
               ---------------------- ------------------------------------------
               ---------------------- ------------------------------------------
               Charge Frequency                         Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 127.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 119. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 119. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page
128. The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.


PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

               Annual Charge             Maximum                Current
           ---------------------- ----------------------- --------------------
           ---------------------- ----------------------- --------------------
           Ages    45 - 49               1.11%/12              0.66%/12
                   50 - 54               1.26%/12              0.81%/12
                   55 - 59               1.71%/12              1.11%/12
                   60 - 64               1.71%/12              1.11%/12
                   65 - 69               1.47%/12              0.90%/12
                   70 - 74               1.02%/12              0.60%/12
                   75 - 80               0.81%/12              0.57%/12
           ---------------------- ----------------------- --------------------
           ---------------------- --------------------------------------------
           Charge Basis                               GWB
           ---------------------- --------------------------------------------
           ---------------------- --------------------------------------------
           Charge Frequency                         Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 136.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 128. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 128. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal
Benefit, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 137.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 146.)


We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.50% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 137. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 137. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 147.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 155.)


We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.71% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 147. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 147. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 155. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 169.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 155. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 155. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

NOTE: THE ABOVE SECTION DESCRIBES THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB ONLY. IF YOU PURCHASE THE LIFEGUARD FREEDOM DB, ADDITIONAL CHARGES APPLY FOR THAT BENEFIT. PLEASE SEE "OPTIONAL DEATH BENEFIT - LIFEGUARD FREEDOM DB CHARGE" ON PAGE 39 FOR DETAILS.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 170. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 184.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 170. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 170. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 185. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

                            Annual Charge        Maximum       Current
                         -------------------- -------------- -------------
                         -------------------- -------------- -------------
                         Ages    60 - 64       1.32% / 12     0.90% / 12
                                 65 - 69       0.87% / 12     0.60% / 12
                                 70 - 74       0.60% / 12     0.51% / 12
                                 75 - 80       0.51% / 12     0.42% / 12
                         -------------------- -------------- -------------
                         -------------------- ----------------------------
                         Charge Basis                     GWB
                         -------------------- ----------------------------
                         -------------------- ----------------------------
                         Charge Frequency               Monthly


     You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 192.)


     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                            Annual Charge       Maximum        Current
                         -------------------- ------------- --------------
                         -------------------- ------------- --------------
                         Ages    60 - 64         1.30%          0.90%
                                 65 - 69         0.85%          0.60%
                                 70 - 74         0.60%          0.50%
                                 75 - 80         0.50%          0.40%
                         -------------------- ------------- --------------
                         -------------------- ----------------------------
                         Charge Basis            Investment Divisions
                         -------------------- ----------------------------
                         -------------------- ----------------------------
                         Charge Frequency                Daily

     You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 185. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 185. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 193. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

                            Annual Charge          Maximum            Current
                         --------------------- ----------------- ---------------
                         --------------------- ----------------- ---------------
                         Ages    50 - 54          0.87% / 12        0.66% / 12
                                 55 - 59          0.66% / 12        0.51% / 12
                                 60 - 64          0.51% / 12        0.36% / 12
                                 65 - 69          0.36% / 12        0.27% / 12
                                 70 - 74          0.30% / 12        0.21% / 12
                                 75 - 80          0.21% / 12        0.15% / 12
                         --------------------- ----------------- ---------------
                         --------------------- ---------------------------------
                         Charge Basis                          GWB
                         --------------------- ---------------------------------
                         --------------------- ---------------------------------
                         Charge Frequency                    Monthly


     You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 200.)


     For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                            Annual Charge          Maximum            Current
                         --------------------- ----------------- ---------------
                         --------------------- ----------------- ---------------
                         Ages    50 - 54            0.85%              0.65%
                                 55 - 59            0.65%              0.50%
                                 60 - 64            0.50%              0.35%
                                 65 - 69            0.35%              0.25%
                                 70 - 74            0.30%              0.20%
                                 75 - 80            0.20%              0.15%
                         --------------------- ----------------- ---------------
                         --------------------- ---------------------------------
                         Charge Basis                 Investment Divisions
                         --------------------- ---------------------------------
                         --------------------- ---------------------------------
                         Charge Frequency                     Daily

     You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 193. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 193. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 66 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


OTHER EXPENSES. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 15.


PREMIUM TAXES. Your state charges premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company ("JacksonSM"), Jackson of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.
Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products:

                 A G Edwards & Sons
                 Centaurus Financial Inc.
                 Commonwealth Financial Network
                 IFMG Securities
                 Inter Securities Inc.
                 Invest Financial Corporation
                 Investment Centers of America, Inc.
                 Lincoln Financial Advisors
                 Linsco/Private Ledger Corporation
                 Mutual Service Corporation
                 National Planning Corporation
                 Next Financial Group Inc.
                 Raymond James Financial
                 Securities America
                 SII Investments, Inc.
                 Thrivent Investment Management
                 UBS Financial Services Inc.
                 Wachovia Securities Inc.
                 WM Financial Services Inc.
                 Woodbury Financial Services Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan Contract

MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan

     o    $50 for an automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Fixed Account options.

MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.


The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, any GMIB or any GMWB.


ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. Contract Enhancements are available to Owners 87 years old and younger. There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) or

     o    return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract's free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy required minimum distribution of the Internal Revenue Code. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract
Enhancement.  Jackson  of  NY  will  recapture  all  or  part  of  any  Contract
Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

According, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

     o    death benefits computed on the basis of Contract Value;

     o withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;


     o withdrawals under our extended care benefit. For more information, please see "Waiver of Withdrawal and Recapture Charges for Extended Care" beginning on page 64.


For Contracts purchased ON OR AFTER SEPTEMBER 22, 2003, selection of a Contract Enhancement will prohibit allocation or transfer of any premium to the 3-, 5-, or 7-year Fixed Account options during the recapture periods.

If you purchased your Contract BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. If you purchased your Contract BETWEEN MARCH 18, 2003 AND SEPTEMBER 21, 2003, the 3% and 4% Contract
Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option. If you purchased your Contract BETWEEN JULY 14, 2003 AND SEPTEMBER 21, 2003, the 2% Contract Enhancement was not available.

The 3% and 4% Contract Enhancement may not be selected with the 20% Additional Free Withdrawal option.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your Jackson of NY representative with respect to the current availability of 3, 5, 7 year Fixed Account options and the availability of the Capital Protection program.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o subtracting any asset-based charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in the computation.

The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit Value.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our  policies  and  procedures  do not  apply  to the  money  market  Investment
Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.


WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit Value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer requests made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal;

     o    by electing the Systematic Withdrawal Program;

     o    by electing a Guaranteed Minimum Withdrawal Benefit; or

     o    by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable premium tax, the annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 36.


Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 213.


WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR EXTENDED CARE. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Fixed Account and Investment Divisions that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period, a three-year withdrawal charge period with withdrawal charges in contribution years one through three of 6%, 4.5% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment
Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period a five-year withdrawal charge period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as you hold the Contract. The potential benefits of these options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made).

If you purchased your Contract BETWEEN MARCH 18, 2003, AND SEPTEMBER 21, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.

20% ADDITIONAL FREE WITHDRAWAL. You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract Year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:


     * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 170.)


     * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson of NY representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 216 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

                                     - or -

     For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

     For Contracts to which this endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

          1.   the  Contract  Value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the
Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated,  equaling the greater of:

          *    7% of the new GWB; OR

          *    The GAWA before the Step-Up.
--- --- ----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

          o For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.


CONVERSION. You may convert this 7% GMWB to the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009.
Conversion to AutoGuard 5 is allowed only if this 7% GMWB was added to your Contract before September 6, 2005; conversion to AutoGuard 6 is allowed only if this 7% GMWB was added to your Contract before June 4, 2007. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.


With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for annual Step-Ups of the GWB for a period of no less than 12 years rather than Step-Ups every five years. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also be receiving a lower GAWA percentage of 5% for AutoGuard 5, or 6% for AutoGuard 6, instead of the current 7% you are receiving under your 7% GMWB, and this may result in a consistently lower GAWA if the GWB does not increase upon the Step-Ups.

Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the EARLIER of:

     *    The Owner's (or any joint Owner's) death;

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

---------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
---------------------------------------------------------------------

---------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
---------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death,  this GMWB might be continued by a spousal
Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                       0 - 74                  7%
                                      75 - 79                  8%
                                      80 - 84                  9%
                                        85+                    10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA is recalculated, equaling the lesser of:

          *    The GAWA before the withdrawal; OR

          *    The GWB after the withdrawal.
--- --- ----------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          *    The GAWA before the withdrawal; OR

          *    The GWB after the withdrawal; OR

          * The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.
--- --- ----------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

--------------------------------------------------------------------------------

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premiumnet of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

               *    The GAWA percentage multiplied by the new GWB, OR

               *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

               *    The GWB before the payment less the payment; OR

               *    Zero.

     The GAWA is recalculated, equaling the lesser of:

               *    THE GAWA BEFORE THE PAYMENT; OR

               *    The GWB after the payment.
-- --- ------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above
(Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     *    The first date both the GWB and the Contract Value equals zero; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in
Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

     o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  5%  of  the  new  GWB  or  GAWA  before  step-up.   Step-ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

CONVERSION. You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.


Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in
Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

     * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     * 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  6%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

CONVERSION. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 6% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62. Depending on the age at which you convert, you may also decrease your GAWA percentage and GAWA.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix D). THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix D illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal; or

     o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.


For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

CONVERSION. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITHOUT STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

          *    The greater of 5% of the GWB after the withdrawal, or zero.
--- --- ----------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

--------------------------------------------------------------------------------

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    5% of the premium net of any applicable premium taxes; OR

          *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- -----------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    5% of the new GWB; OR

          *    The GAWA before the Step-Up.
-- --- -----------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

               *    The GWB before the payment less the payment; OR

               *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- --- ----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this 5% for Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Annual Step-Up. Converting your 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.


Finally, the new GWB upon any conversion of your 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

(SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               If this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- --- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                    o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

                    o    The GWB after the withdrawal.
--- --- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

          *    The greater of 5% of the GWB after the withdrawal, or zero.
--- --- ----------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

--------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    5% of the premium net of any applicable premium taxes; OR

          *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

--------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    5% of the new GWB; OR

          *    The GAWA before the Step-Up.
--------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- -----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 6% (5% if this GMWB is added to the  Contract  PRIOR TO JUNE 4,
2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO JUNE 4, 2007) of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard
Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up. Furthermore, depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally when converting to
LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your 5% for Life GMWB With Bonus and Annual Step-Up.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
-- --- -----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

          *    The greater of 5% of the GWB after the withdrawal, or zero.
-- --- -----------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

--------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    5% of the premium net of any applicable premium taxes; OR

          *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

--------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    5% of the new GWB; OR

          *    The GAWA before the Step-Up.
--------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

-- --- -----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).

               * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

               * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

               * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 5% for Life GMWB With Bonus and Five-Year Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom
GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Five-Year Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual
Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- ---- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          * 5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          *    The greater of 5% of the GWB after the withdrawal, or zero.
--- ---- ---------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    5% of the premium net of any applicable premium taxes; OR

          *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-----------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    5% of the new GWB; OR

          *    The GAWA before the Step-Up.
-----------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 119 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- -----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          *    Step-Ups   will  continue   automatically   or  as  permitted  in
               accordance with the above rules for Step-Ups.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

     * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this Joint 5% for Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Annual Step-Up. Converting your Joint 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Annual Step-Up. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual
Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- ---- ---------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          * 5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          *    The greater of 5% of the GWB after the withdrawal, or zero.
--- ---- ---------------------------------------------------------


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    5% of the premium net of any applicable premium taxes; OR

          *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    5% of the new GWB; OR

          *    The GAWA before the Step-Up.

------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 127 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------

AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

-- --- -----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Up apply.

          * Bonuses will continue to apply according to the rules below for Bonuses.

          * Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

     * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase). For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.

------------------------------------------------------------------

------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- ----- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

               o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

               o    The GWB after the withdrawal.
--- --- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

               * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

               * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

               * The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

               *    The  GAWA  percentage   multiplied  by  the  GWB  after  the
                    withdrawal.

--- ----- --------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- -- -------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

          * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
---- --- -------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

               *    The GWB before the payment less the payment; OR

               *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  effect;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- -- -------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied
Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


JOINT  FOR LIFE  GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  WITH  ANNUAL  STEP-UP
("LIFEGUARD  ASCENT  WITH  JOINT  OPTION").  THE  DESCRIPTION  OF  THIS  GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

FOR BOTH NON-QUALIFIED AND TAX-QUALIFIED CONTRACTS, THIS GMWB GUARANTEES PARTIAL WITHDRAWALS DURING THE CONTRACT'S ACCUMULATION PHASE (I.E., BEFORE THE INCOME
DATE) FOR THE LONGER OF:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

-----------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
-----------------------------------------------------------------

-----------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
-----------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- ----- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                    o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

                    o    The GWB after the withdrawal.
--- --- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          * The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; OR

          *    The GAWA percentage multiplied by the GWB after the withdrawal.
--- ----- --------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

-------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum). If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
---- --- -------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  147  regarding  the  required  ownership  and
Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  effect;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          *    Step-Ups   will  continue   automatically   or  as  permitted  in
               accordance with the above rules for Step-Ups.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) is 63 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               If this GMWB was added to your Contract PRIOR TO OCTOBER 6, 2008, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

----------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
----------------------------------------------------------------------

----------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
----------------------------------------------------------------------


Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.


PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      45 - 74                  5%
                                      75 - 80                  6%

                                        81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- --- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                    o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

                    o    The GWB after the withdrawal.
--- --- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.



----------------------------------------------------------------------------

WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).


     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

          * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------


-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------


FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.


UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.


THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).


Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  effect;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).


          *    The GWB adjustment provision is void.


          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.


          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.


          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.


--------------------------------------------------------------------------------


The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.



     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

--------------------------------------------------------------------------------

CONVERSION. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option).

In addition, if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom
GMWB) to a newer version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.


With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.


Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of the attained age of 59 1/2 if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008. Furthermore, when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your For Life GMWB With Bonus and Annual Step-Up.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 10 FOR THE FOR LIFE GUARANTEES AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT.


The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).

The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if - the Theplifetime of the last surviving Covered Life if the For Life Guarantee is in effect; spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life is 62 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               If this GMWB was added to your Contract PRIOR TO OCTOBER 6, 2008, the For Life Guarantee became effective when this GMWB is added to the Contract.

               The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.


At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------


Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.


PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      45 - 74                  5%
                                      75 - 80                  6%

                                        81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- --- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                    o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

                    o    The GWB after the withdrawal.
--- --- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix D.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix D for an illustration of this GWB adjustment provision.)


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.


----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).


     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          * The GAWA percentage multiplied by the new GWB, OR * The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------


FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).


Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  169  regarding  the  required  ownership  and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-----------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ----------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.


          * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.


          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.


          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.


          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.


--------------------------------------------------------------------------------


The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below. (If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)



     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     * The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base. (If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the GWB increases by 7% for all ages.)

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix D for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

     *    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

--------------------------------------------------------------------------------



CONVERSION. If this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to a newer version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above.

Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEWER VERSION OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE THE SAME AS THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up.

Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon annual Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your Bonus Base if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.
Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008.


Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX D SUPPLEMENT THE DESCRIPTION OF THIS GMWB.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     o    The Owner's life (the "For Life Guarantee");

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     Or

     o    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT
(GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix D supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO  LONG  AS THE  FOR  LIFE  GUARANTEE  IS  VALID;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- --- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS INVALIDATED, equaling the lesser of:

          *    The GAWA before the withdrawal;

          *    The GWB after the withdrawal; OR

          * 5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.
--- --- ----------------------------------------------------------


IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX D, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.


PREMIUMS.

------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    5% of the premium net of any applicable premium taxes; OR

          *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS hit.
--- --- ----------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    5% of the new GWB; OR

          *    The GAWA before the Step-Up.
--- --- ----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

     o ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

     o For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO  LONG  AS THE  FOR  LIFE  GUARANTEE  IS  VALID;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
--- --- ----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     o Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

          *    Upon the Owner's death, the For Life Guarantee is void.

                       * Only the GWB is payable while there is value to it (until depleted).

          * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     o    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     o    The Income Date;

     o The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

     o    How the bonus is calculated;

     o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     o    For how long the bonus is available; and

     o    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 5% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% FOR LIFE GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 5% for Life GMWB. Converting your 5% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit.

Finally, the new GWB upon any conversion of your 5% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX D SUPPLEMENT THE DESCRIPTION OF THIS GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee"); The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR A GUARANTEED MINIMUM INCOME BENEFIT
(GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 4% of the GWB.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

     The GAWA equals 4% of the GWB.
--------------------------------------------------------------------

Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix D.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GAWA -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO  LONG  AS THE  FOR  LIFE  GUARANTEE  IS  VALID;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- --- ----------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix D). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GAWA -

     The GWB is recalculated, equaling the lesser of:

          * Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated BECAUSE THE FOR LIFE GUARANTEE IS INVALIDATED, equaling the lesser of:

          *    The GAWA before the withdrawal;

          *    The GWB after the withdrawal; OR

          * 4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.
--- --- ----------------------------------------------------------


IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 19. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 213.

PREMIUMS.

------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    4% of the premium net of any applicable premium taxes; OR

          *    4% of the increase in the GWB - IF THE MAXIMUM GWB IS hit.
--- --- ----------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix D to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    4% of the new GWB; OR

          *    The GAWA before the Step-Up.
--- --- ----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

     * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

     * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO  LONG  AS THE  FOR  LIFE  GUARANTEE  IS  VALID;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.
--- --- ----------------------------------------------------------

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 212.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT

SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 65 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix D, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 5% of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 4% for Life GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 4% for Life GMWB that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix D.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 4% FOR LIFE GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 4% for Life GMWB. Converting your 4% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. You will also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 63 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 62 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your 4% for Life GMWB.

Finally, the new GWB upon any conversion of your 4% for Life GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX D.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix D illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

     *    the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. Or you can choose a single lump sum payment. If you have less than $5,000 (BEFORE SEPTEMBER 22, 2003 - $2,000) to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 (BEFORE SEPTEMBER 22, 2003 - $20), we may set the frequency of payments so that the first payment would be at least $50 (BEFORE SEPTEMBER 22, 2003 - $20).

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

     * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

     * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

     *    which income option you select; and

     * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%. For Contracts issued BEFORE OCTOBER 4, 2004, the assumed investment rate is 3%.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FUTUREGUARD GUARANTEED MINIMUM INCOME BENEFIT .

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected BEFORE SEPTEMBER 22, 2003), subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

     *    you elect it prior to your Contract's Issue Date;

     *    the  Annuitant is not older than age 75 (78 if this option was elected
          BEFORE SEPTEMBER   22,   2003)  on  the  Issue  Date;   and

     * you exercise it on or within 30 calendar days of your 10th (7th if this option was elected BEFORE SEPTEMBER 22, 2003), or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

     *    the Income Date (if prior to the effective date of this GMIB);

     * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

     *    the date you make a total withdrawal from the Contract;

     * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

     *    if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only type of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected BEFORE SEPTEMBER 22, 2003) Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

(A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

     *    all premiums you have paid (net of any applicable premium taxes); PLUS

     * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     * an adjustment (described below) for any withdrawals (including any applicable charges and Interest Rate Adjustments to those withdrawals)

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

If  this  option  was  elected  BEFORE   SEPTEMBER  22,  2003,   compounding  is
unavailable.

All adjustments for Premiums and Contract Enhancements are made on the date of Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your
Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.) These examples do not take into account taxes.

For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

     * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

     * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Interest Rate Adjustments for those withdrawals); PLUS

     * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

     * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

     *    any taxes deducted after that Contract Anniversary.

All adjustments are made on the date of the applicable listed events and their transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

     * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS

     * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB.

FUTUREGUARD 6 GUARANTEED MINIMUM INCOME BENEFIT. This Guaranteed Minimum Income Benefit may be appropriate for those investors who are looking for a guaranteed level of income now or in the future. The benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options. The benefit requires annuitization to provide guaranteed income in the future. For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future. THE FOLLOWING DESCRIPTION OF THIS GUARANTEED MINIMUM INCOME BENEFIT IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

     *    you elect it prior to your Contract's Issue Date;

     *    the Annuitant is not older than age 75 on the Issue Date; and

     * you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

     *    the Income Date (if prior to the effective date of this GMIB);

     * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

     *    the date you make a total withdrawal from the Contract;

     * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

     *    if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract. Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement. The only types of income payments available under this GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent "Step-Up Date" (described below), the Contract Owner must exercise this option prior to the Income Date. This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base for this GMIB is the GREATER OF (A) OR (B), WHERE:

(A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

     *    the Step-Up Value on the most recent Step-Up Date; PLUS

     * any premiums you have paid (net of any applicable premium taxes) subsequent to that Step-Up Date; PLUS

     * any Contract Enhancements (which are credited only in the first Contract Year) subsequent to the Step-Up Date; MINUS

     *    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  Excess   Interest   Adjustments   to  those
          withdrawals) subsequent to that Step-Up Date;

compounded at an annual interest rate of 6% from the most recent Step-Up Date until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB.

At issue, the Step-Up Date is equal to the Issue Date, and the Step-Up Value is equal to the initial Premium paid (net of any applicable premium taxes and Sales Charges) plus any Contract Enhancement credited. After issue, the Step-Up Date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the Step-Up Value is equal to the Contract Value on that Step-Up Date.

Electing to step-up the Roll-Up Component is optional; however, ELECTING TO STEP-UP MEANS THAT YOU CANNOT ANNUITIZE UNDER THIS GMIB FOR ANOTHER 10 YEARS (FROM THE NEWLY DETERMINED STEP-UP DATE). A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary. The latest available Step-Up Date will be the Contract Anniversary on or immediately following the Annuitant's 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB. For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up
Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:

     * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

     * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

     * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

     *    any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

For an Annuitant age 52 or younger on the Contract's Issue Date, neither component of the GMIB Benefit Base will ever exceed the cap of:

          500% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date this GMIB is exercised); MINUS any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For an Annuitant age 53 or older on the Contract's Issue Date, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

          Annuitization under this GMIB will be automatically exercised IF, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

          * A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency. The Contract will remain active during this 30-day period. If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

          OTHERWISE, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH A GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH A GMIB.

                                  DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead, you may choose an optional death benefit for an additional charge. As opposed to the LifeGuard Freedom DB optional death benefit, which may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB, the optional Highest Anniversary Value Death Benefit is only available upon application. In addition, once an optional death benefit is chosen, it cannot be canceled.

The effect of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected an optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

     * your Contract Value on the date we receive all required documentation from your Beneficiary; or

     * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

For Contracts issued BEFORE SEPTEMBER 22, 2003, there is a third component. The death benefit could also be the greatest Anniversary Value before your 86th birthday. The "Anniversary Value" is your Contract Value on the first day of a Contract year, minus any withdrawals (and applicable charges) and plus any additional premiums since that day.

OPTIONAL DEATH BENEFITS. Optional death benefits are available but, because there is an additional annual charge for optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit.

The Highest Anniversary Value Death Benefit is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. This optional death benefit is available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit.

Each optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary. For purposes of the optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of the withdrawals and your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS:

     HIGHEST ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:

          (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

     LIFEGUARD FREEDOM DB, changes your basic death benefit to the greatest of:

          (a)  The Contract's  Basic Death Benefit (see the description  above);
               or

          (b)  The GMWB Death Benefit


     The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. Election after issue is only permitted if another optional death benefit endorsement has not been elected.

     At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.


     With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.


     The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. THE GMWB DEATH BENEFIT WILL TERMINATE ON THE DATE THE CONTRACT VALUE EQUALS ZERO.

     For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 156.


PAYOUT OPTIONS. The Contract's death benefit is payable pursuant to one of the following payout options:

     *    single lump sum payment; or

     *    payment of entire death  benefit  within 5 years of the date of death;
          or

     * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.


Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 212.


PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the descriptions of the "Guaranteed Minimum Income Benefits" beginning on page 203. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner.

DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

CONTRACT OWNER TAXATION

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

     *    paid on or after the date you reach age 59 1/2;

     *    paid to your Beneficiary after you die;

     * paid if you become totally disabled (as that term is defined in the Code);

     * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

     *    paid under an immediate annuity; or

     *    which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

     *    reaches age 59 1/2;

     *    leaves his/her job;

     *    dies;

     *    becomes disabled (as that term is defined in the Code); or

     * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     * there was a written agreement providing for payments of the fees solely from the annuity Contract,

     *    the Contract Owner had no liability for the fees and

     *    the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson Life of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 90 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson Life of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
          (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

     (b)  a required minimum distribution;

     (c)  a hardship withdrawal; or

     (d)  the non-taxable portion of a distribution.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.


SPECIAL DOLLAR COST AVERAGING PLUS (DCA+). DCA+ is only available to Contracts issued ON OR AFTER JULY 14, 2008. The DCA+ Fixed Account Option is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. The DCA+ Fixed Account Option is credited with a special interest rate. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over the DCA+ term selected. There is no charge for DCA+. We may discontinue the availability of DCA+ at any time and without notice. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.


EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option and the Money Market Investment Division). There is no charge for Earnings Sweep.

REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both. There is no charge for Rebalancing.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

     *    the Contract Value in the Investment Divisions, PLUS

     * any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, PLUS

     * the full amount of premium you allocated to the Fixed Account (minus any withdrawals), MINUS

     * any withdrawals from the Fixed Account and applicable Contract Enhancement recapture charge.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law.

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     * YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of NY is a party.

Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2007, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     *    Information we receive from you on applications or other forms;

     *    Information about your transactions with us;

     *    Information we receive from a consumer reporting agency;

     * Information we obtain from others in the process of verifying information you provide us; and

     * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P) and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.


"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital
Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates)(Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq" are trade or service marks of The Nasdaq, Inc. (Which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE GROUP, INC. AND ITS AFFILIATES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND. SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

          o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

          o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History...............................................2

Services......................................................................5

Purchase of Securities Being Offered..........................................5

Underwriters..................................................................6

Calculation of Performance....................................................6

Additional Tax Information....................................................8

Annuity Provisions............................................................18

Net Investment Factor.........................................................18

Condensed Financial Information...............................................19

                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT  CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL
               MANAGEMENT  OIL  &  GAS  SECTOR  FUND,  THE  JNL/MELLON   CAPITAL
               MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL
               MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                   APPENDIX B

                     CONTRACT ENHANCEMENT RECAPTURE CHARGES

--------------------------------------------------------------------------------
Example 1 using the Base Withdrawal Charge Schedule
--------------------------------------------------------------------------------
     100,000.00 : Premium
          4.00% : Withdrawal Charge Year 4
          3.00% : Contract Enhancement
          2.00% : Recapture Charge Year 4
          5.00% : Net Return

At end of Year 4

     125,197.14 : Contract Value at end of year 4
     100,000.00 : Net Withdrawal requested

      25,197.14 : Earnings
      79,577.51 : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
---------------
     104,744.65 : Total Gross Withdrawal

     104,774.65 : Total Gross Withdrawal
      -3,183.10 : Withdrawal Charge
      -1,591.55 : Recapture Charge
---------------
     100,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Example 2 using the Base Withdrawal Charge Schedule
--------------------------------------------------------------------------------
        10/1/05
     100,000.00 : Premium
          5.00% : Withdrawal Charge Contribution Year 3
          2.00% : Recapture Charge Contribution Year 3
        12/1/05
     100,000.00 : Premium
          6.00% : Withdrawal Charge Contribution Year 2
          3.00% : Recapture Charge Contribution Year 2

          3.00% : Contract Enhancement
          0.00% : Net Return

        11/1/07
     206,000.00 : Contract Value
     150,000.00 : Net Withdrawal Requested

       6,000.00 : Earnings
      14,000.00 : 10% Additional Free Withdrawal Amount
     100,000.00 : Premium 1 withdrawn (grossed up to account for Withdrawal
                  Charge and Recapture Charge)
      40,659.34 : Premium 2 withdrawn (grossed up to account for Withdrawal
                  Charge and Recapture Charge)
---------------
     160,659.34 : Total Gross Withdrawal

     160,659.34 : Total Gross Withdrawal
      -5,000.00 : Withdrawal Charge from Premium 1
      -2,000.00 : Recapture Charge from Premium 1
      -2,439.56 : Withdrawal Charge from Premium 2
      -1,219.78 : Recapture Charge from Premium 2
---------------
     150,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------

                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products.

1717 Capital Management Co.
1st Discount Brokerage Inc.
1st Global Capital Corporation
1st Worldwide Financial Partners
A G Edwards & Sons
Advanced Advisor Group LLC
AFS Brokerage Inc.
AIG Financial Advisors
American General Securities
American Investment
American Portfolios Financial Services
Ameritas Investment Corp
Askar Corp
Associated Securities Corp
Axa Advisors LLC
B C Ziegler & Company
Bancwest Investment Services Inc.
BB&T Investment Services Inc.
BCG Securities
Beneficial Investment Services
Bentley Lawrence Securities
BI Investments
BOSC, Inc.
Brecek & Young Advisors Inc.
Brewer Financial Services
Broker Dealer Financial Services Corp
Brookstone Securities
Brookstreet Securities Corp
Bueter & Company Inc.
Butler Freeman Tally Group Financial
Cadaret Grant & Company
Calton & Associates Inc.
Cambridge Investment Research
Capital Analysts Inc.
Capital Financial Services
Capital Investment Group
Capital Strategies Financial
Capwest Securities Inc.
Centaurus Financial Inc.
Century Securities
CFD Investments Inc.
Chevy Chase Securities Inc.
Choice Investments Inc.
Colonial Brokerage Inc.
Colonial Investments Services
Commonwealth Financial Network
Countrywide Investment Service
Crowell Weedon & Co
Crown Capital Securities LP
Cue Financial Group
Cumberland Brokerage Corp
CUSO Financial Services
Despain Financial Corporation
E Planning Securities Inc.
Equable Securities Corp
Equitas America
ESI Financial
Fenwick Securities
Ferris Baker Watts Inc.
FFP Securities Inc.
Fifth Third Securities
Financial Network Investment
Financial Security Management
Financial Services
Financial West Investment Group
First Allied Securities
First Brokerage American LLC
First Financial Equity
First Heartland Capital Inc.
First Merit
FNB Brokerage Services
Foothill Securities Inc.
Fortune Financial Services
Founders Financial Securities
FSC Securities Corporation
Fulcrum Securities Inc.
GA Repple & Company
Geneos Wealth Management Inc.
Gilman Ciocia
Great American Advisors Inc.
Great Nation Investment Corp
Gunn Allen Financial Inc.
GW Sherwold
GWN Securities Inc.
H Beck Inc.
H D Vest Investment Securities
H&R Block Financial Advisors
H.S. Dent
Haas Financial Products
Hantz Financial Services
Harbour Investment Inc.
Harvest Capital LLC
Harvest Companies
HBW Securities
Heim Young & Associates Inc.
Heritage Study Group
Hornor Townsend & Kent Inc.
HSBC
Huckin Financial Group Inc.
Huntleigh Securities Corp
ICBA Financial Services
IFMG Securities
IMS Securities
Independent Financial Group
Indiana Merchant Banking
Infinex Investments Inc.
ING Financial
Institutional Securities Corp
Inter Securities Inc.
Intercarolina Financial Services
Intervest International Equities Corp
Invest Financial Corporation
Investacorp Inc.
Investment Centers of America, Inc.
Investment Professionals Inc.
Investors Capital Corp
Investors Security Co Inc.
J P Turner & Co LLC
J W Cole Financial Inc.
Janney Montgomery Scott LLC
Jefferson Pilot Securities Corp
Jesup & Lamont Securities Corp
JJB Hilliard WL Lyons Inc.
JRL Capital Corporation
KCD Financial
Kenai Investments Inc.
Key Investments
KMS Financial Services
Koehler Financial LLC
Kovack Securities Inc.
Labrunerie Financial Inc.
Lasalle St Securities LLC
Legacy Financial Services
Legend Equities
Leonard & Company
Liberty Partners Financial Services
Lincoln Financial Advisors
Lincoln Investment Planning
Linsco/Private Ledger Corporation
M&T Securities

Main Street Securities
Medallion Investment Services
Michigan Securities Inc.
Mid Atlantic Securities Inc.
Midwest Financial & Inv Services
Milkie/Ferguson Investments
MML Investors Services Inc.
Money Concepts Capital Corp
Money Management Advisory
Moors & Cabot Inc.
Morgan Keegan
Morgan Peabody Inc.
MTL Equity Products Inc.
Multi-Financial Securities Corp
Mutual Service Corporation
MWA Financial Services Inc.
National Planning Corporation
National Securities Corp
New Alliance Investments Inc.
New England Securities
Newbridge Securities Corp
Next Financial Group Inc.
NFP Securities Inc.
North Atlantic Securities LLC
Northridge Securities Corp
NPB Financial Group
NPF Securities
O.N. Equity Sales Company
Ogilvie Securities
Oneamerica Securities
Oppenheimer & Co
Pacific RP Group
Pacific West
Packerland Brokerage Services
Park Avenue Securities
Peak Securities
Pension Planners Securities
Peoples Securities
PFIC Securities
Planmember Securities
Prime Capital Services Inc.
Prime Vest Financial Services
Princor Financial Services Corp
Pro Equities Inc.
Professional Asset Management
Purshe Kaplan Sterling Investments
QA3 Financial Corporation
Questar Capital Corporation
R.L. Harger & Associates Inc.
Raymond James Financial
RBC Dain Rauscher Inc.
Regal Securities Inc.
Resource Horizons Group
River Stone Wealth Management
RMIN Securities Inc.
RNR Securities LLC
Robert W Baird & Co Inc.
Royal Alliance Associates Inc.
Ryan Beck & Co
Rydex Distributors Inc.
Sammons Securities Company Inc.
Sanders Morris Harris Inc.
SCF Securities
Schlitt Investor Services Inc.
Scott & Stringfellow Inc.
Securian Financial Services
Securities America
Securities Service Network
Sicor Securities Inc.
Sigma Financial Corporation
Signator Investors Inc.
SII Investments, Inc.
Silver Oak Securities
Sky Bank
Sorrento Pacific
Southwest Investments
Southwest Securities Financial Services
Stanford Group Company
Steadfast Foundation
Sterne Agee Financial Services
Stifel Nicolaus & Company
Strategic Financial Alliance
Summit Brokerage Services Inc.
Summit Equities Inc.
SummitAlliance Securities LLC
Sunset Financial Services Inc.
SWBC Investments
SWS Financial Service Inc.
Synergy Investment Group
TFS Securities Inc.
Thomas McDonald Partners
Thrivent Investment Management
Tower Square Securities
Traderlight Securities Inc.
Traid Advisors Inc.
Transamerica Financial
Tricor
Triune Capital Advisors
Trustmont Financial
UBOC Union Banc
UBS Financial Services Inc.
United Equity Securities
United Planners Financial
United Securities Alliance Inc.
USA Advanced Planners Inc.
USA Financial Securities Corp
UVEST Financial
Valmark Securities Inc.
VSR Financial Services Inc.
W.H. Colson Securities
Wachovia Securities Inc.
Wall Street Financial Group
Walnut Street Securities Inc.
Waterstone Financial Group
Webster Investments
Wellstone Securities
Western Equity Group
Western International Securities Inc.
Westminster Financial
Wilbanks Securities
William R Pintaric & Assoc
Williams Financial Group
WM Financial Services Inc.
Woodbury Financial Services Inc.
Workman Securities Corp
World Choice Securities Inc.
World Equity Group Inc.
World Group Securities Inc.
WRP Investments Inc.
XCU Capital

                                   APPENDIX D

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

|X|  Example 1a: If the GMWB is elected at issue:

     Your initial GWB is $100,000, which is your initial Premium payment.

     Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

|X| Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

     Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

|X| Example 1c: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

     Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

|X|  Notes:

     If your endorsement contains a varying benefit percentage:

     - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

     - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

     If  your  endorsement  includes  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base is set equal to your GWB at the time of election.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

     If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THE TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THE TIME.

|X| If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

|X| If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a Step-Up is greater than the BDB.


EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

|X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

     Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

     Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

|X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

     Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

     Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

|X|  Notes:

     If your endorsement contains a varying benefit percentage:

     - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

     - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

     If  your  endorsement  includes  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

     - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

     - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

     Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

     Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

     If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

     Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

     Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

     If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

     - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000
          - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

     - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 -
          $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1
          - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

     - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 -
          $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

|X| Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

     If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

     - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

     - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

          o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

          o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

          o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your

               Contract  Value  (or  highest   quarterly   Contract   Value,  as
               applicable) at the time of step-up ($200,000).

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

     - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.


|X| Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

     Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

     - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

     If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

     - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.


|X|  Notes:

     Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

     If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

     If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

     If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

     If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

     If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

     If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

|X| Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

     If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

          - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

     If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

          - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).


|X|  Notes:

     As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

     - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

     - If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

     - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

     This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

     Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

     If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

     If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

     If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

     - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your

          Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

     If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

     If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

     If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

|X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

     Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
     2) 5% of your new GWB ($107,000*0.05 = $5,350).

     After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

     Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

     After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     Your bonus base is not recalculated upon the application of the bonus to your GWB.

     If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

     If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)

|X| Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

     Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

     The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

|X| Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

     You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

     The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

|X| Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

     Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

     The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday. If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2. If your endorsement is effective on or after 10/06/2008, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life's 62nd birthday if your endorsement is a For Life GMWB with Joint Option).


EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

|X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

     If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

     If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

     The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

     Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

|X|  Notes:

     If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If your endorsement is effective on or after 10/06/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday.

     If  your  endorsement  contains  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base remains unchanged at the time of continuation.

     If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.


EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED  WITHDRAWAL  BALANCE  ADJUSTMENT,
YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

|X| Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

     Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

|X| Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

     Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

|X|  Notes:

     The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

     Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

     No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

     If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

     If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

                                   APPENDIX E

                     FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that the FutureGuard 6 GMIB was elected when the Contract was purchased, no other optional benefits were elected and the Annuitant was age 50 on the Contract's Issue Date. If the Annuitant was age 53 or older on the Contract's Issue Date, the 500% benefit cap would not apply.

EXAMPLE 1: AT ISSUE, ALL GMIB VALUES ARE INITIALIZED.

If your Contract is issued with a $100,000 initial premium payment (net of any applicable premium taxes and sales charges):

     -    The Step-Up Date is equal to the Issue Date.

     - The Step-Up Value is equal to $100,000, which is your initial premium payment.

     -    Your  Roll-Up  Component  is equal to  $100,000,  which is the Step-Up
          Value.

     - Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial premium payment.

     - Neither Component is permitted to exceed $500,000, which is 500% of your initial premium payment. (These examples will refer to this limit as the "benefit cap".)

     - Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

     - The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent Step-Up Date.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, BENEFIT CAP AND GMIB BENEFIT BASE ARE RE-DETERMINED.

If you make an additional premium payment of $50,000 (net of any applicable premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, your benefit cap is equal to $500,000 and your GMIB Benefit Base is equal to $180,000 at the time of payment:

     -    The Step-Up Date does not change.

     -    The Step-Up Value does not change.

     - Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the premium payment plus the premium payment.

     - Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the premium payment plus the premium payment.

     - Your benefit cap is equal to $750,000, which is the benefit cap prior to the premium payment plus 500% of the premium payment.

     - Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.

     - The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 3: UPON A PARTIAL WITHDRAWAL, YOUR ROLL-UP COMPONENT, GCAV COMPONENT, BENEFIT CAP AND GMIB BENEFIT BASE ARE RE-DETERMINED.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, your benefit cap is equal to $500,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:

     -    The Step-Up Date does not change.

     -    The Step-Up Value does not change.

     - Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:

     - The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),

          - Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);

          - Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 - [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

          - Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.

     - Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 - $30,000/$120,000 = 0.75).

     - Your benefit cap is equal to $470,000, which is the benefit cap prior to the partial withdrawal less the amount of the partial withdrawal.

     - Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.

     - The earliest date that you may elect to exercise the GMIB does not change.

EXAMPLE 4: ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 75TH BIRTHDAY, YOU MAY ELECT TO STEP UP YOUR ROLL-UP COMPONENT TO THE CONTRACT VALUE, IN WHICH CASE THE STEP-UP DATE, STEP-UP VALUE, EARLIEST DATE THAT YOU MAY ELECT TO
EXERCISE THE GMIB, AND YOUR ROLL-UP COMPONENT WILL BE RE-DETERMINED. IN ADDITION, ON EACH CONTRACT ANNIVERSARY PRIOR TO THE ANNUITANT'S 81ST BIRTHDAY, YOUR CONTRACT VALUE IS COMPARED TO THE CONTRACT VALUES ON ALL PREVIOUS CONTRACT ANNIVERSARIES, WHICH MAY RE-DETERMINE THE GCAV COMPONENT.

Example 4a: If your Contract Value is equal to $120,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:

     -    The  Step-Up  Date  is  equal  to the  date  of the  current  Contract
          Anniversary.

     - The Step-Up Value is equal to $120,000, which is the Contract Value on the Step-Up Date.

     -    Your  Roll-Up  Component  is equal to  $120,000,  which is the Step-Up
          Value.

     - Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.

     - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

     - Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.

     -    You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $510,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $460,000, your Roll-Up Component is equal to $450,000, and you elect to step up your Roll-Up Component to the Contract Value:

     -    The  Step-Up  Date  is  equal  to the  date  of the  current  Contract
          Anniversary.

     - The Step-Up Value is equal to $510,000, which is the Contract Value on the Step-Up Date.

     - Your Roll-Up Component is equal to $500,000, which is the lesser of the Step-Up Value and the benefit cap.

     - Your GCAV Component is equal to $500,000, which is the lesser of the greatest Contract Value on any Contract Anniversary and the benefit cap.

     - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

     - Your GMIB Benefit Base is equal to $500,000, which is the greater of the Roll-Up Component and the GCAV Component.

     -    You may not elect to exercise your GMIB for 10 years.

Example 4c: If your Contract Value is equal to $130,000, your benefit cap is equal to $500,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:

     - The Step-Up Date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.

     -    The Step-Up Value does not change because step up did not occur.

     -    Your Roll-Up Component does not change because step up did not occur.

     - Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.

     - Your benefit cap does not change because no premium payments were made and no withdrawals were taken.

     - The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.

     - The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

EXAMPLE 5: IF YOUR CONTRACT VALUE FALLS TO ZERO AND YOUR GMIB BENEFIT BASE IS GREATER THAN ZERO, THEN ALL WITHDRAWALS TAKEN FROM THE CONTRACT WILL BE EXAMINED IN ORDER TO DETERMINE THE ELIGIBILITY OF THE GMIB BENEFIT BASE FOR AUTOMATIC ANNUITIZATION.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum
Distributions:

     -    Your GMIB Benefit Base is eligible for automatic annuitization.

     - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

     - Unless you choose another payment frequency, you will receive monthly income payments.

     -    The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:

     -    Your GMIB Benefit Base is eligible for automatic annuitization.

     - Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

     - Unless you choose another payment frequency, you will receive monthly income payments.

     -    The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:

     - The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

                                   APPENDIX F

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit Values that are available for each Investment Division.

Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.


Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:


JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.


Effective October 6, 2008, the name of the following Investment Division changed (whether or not in connection with a sub-adviser change):

JNL/AIM Real Estate Fund to JNL/AIM Global Real Estate Fund.

Also effective October 6, 2008, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL/Goldman Sachs Emerging Markets Debt Fund;
JNL/M&G Global Basics Fund;
JNL/M&G Global Leaders Fund;
JNL/Mellon Capital Management Pacific Rim 30 Fund;
JNL/Mellon Capital Management European 30 Fund; and
JNL/Red Rocks Listed Private Equity Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10% (Contracts issued between September 22, 2003 and May 2, 2004)

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/AIM International Growth Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/AIM Large Cap Growth Division(596)

   Accumulation unit value:
      Beginning of period                    $ 12.78        $ 11.98        $ 11.29        $ 10.81          N/A            N/A
      End of period                          $ 14.63        $ 12.78        $ 11.98        $ 11.29          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          2,251          3,701          3,701          N/A            N/A

JNL/AIM Premier Equity II Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/AIM Real Estate Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/AIM Small Cap Growth Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/Alger Growth Division(596)

   Accumulation unit value:
      Beginning of period                    $ 20.69        $ 19.93        $ 17.94        $ 17.34          N/A            N/A
      End of period                          $ 22.50        $ 20.69        $ 19.93        $ 17.94          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          1,403          2,307          2,307          N/A            N/A

JNL/Alliance Capital Growth Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Capital Guardian Global Balanced
Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Capital Guardian Global Diversified
Research Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian International
Small Cap Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/Capital Guardian U.S. Growth
Equity Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/Credit Suisse Global Natural
Resources Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/Credit Suisse Long/Short Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/Eagle Core Equity Division(596)

   Accumulation unit value:
      Beginning of period                    $ 20.02        $ 18.02        $ 17.62        $ 16.52          N/A            N/A
      End of period                          $ 19.92        $ 20.02        $ 18.02        $ 17.62          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          4,049          6,658          6,658          N/A            N/A

JNL/Eagle SmallCap Equity Division(596)

   Accumulation unit value:
      Beginning of period                    $ 24.17        $ 20.35        $ 20.07        $ 17.71          N/A            N/A
      End of period                          $ 26.79        $ 24.17        $ 20.35        $ 20.07          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --            687          1,129          1,129          N/A            N/A

JNL/Franklin Templeton Founding
Strategy Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Franklin Templeton Global Growth
Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton Income Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Franklin Templeton Mutual Shares
Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Franklin Templeton Small Cap
Value Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Goldman Sachs Core Plus Bond
Division(596)

   Accumulation unit value:
      Beginning of period                    $ 20.15        $ 19.46        $ 19.18        $ 17.86          N/A            N/A
      End of period                          $ 21.33        $ 20.15        $ 19.46        $ 19.18          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          3,406          5,600          5,600          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Goldman Sachs Short Duration
Bond Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/JPMorgan International Value
Division(596)

   Accumulation unit value:
      Beginning of period                    $ 16.35        $ 12.53        $ 10.68        $  9.12          N/A            N/A
      End of period                          $ 18.11        $ 16.35        $ 12.53        $ 10.68          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          4,003          6,582          6,582          N/A            N/A

JNL/JPMorgan MidCap Growth Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/JPMorgan U.S. Government & Quality
Bond Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Lazard Emerging Markets Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Lazard Mid Cap Value Division(596)

   Accumulation unit value:
      Beginning of period                    $ 21.46        $ 18.94        $ 17.60        $ 15.48          N/A            N/A
      End of period                          $ 20.67        $ 21.46        $ 18.94        $ 17.60          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --            786          1,292          1,292          N/A            N/A

JNL/Lazard Small Cap Value Division(596)

   Accumulation unit value:
      Beginning of period                    $ 17.86        $ 15.46        $ 14.94        $ 13.38          N/A            N/A
      End of period                          $ 16.46        $ 17.86        $ 15.46        $ 14.94          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          1,364          2,243          2,243          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management (MCM)
10 x 10 Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/MCM 25 Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/MCM 25 Division (NY)

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/MCM Bond Index Division(596)

   Accumulation unit value:
      Beginning of period                    $ 11.58        $ 11.30        $ 11.21        $ 10.75          N/A            N/A
      End of period                          $ 12.19        $ 11.58        $ 11.30        $ 11.21          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          1,131          1,860          1,860          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Communications Sector Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Dow 10 Division (NY)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Dow Dividend Division (NY)

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/MCM Enhanced S&P 500 Stock Index
Division(596)

   Accumulation unit value:
      Beginning of period                    $ 10.09        $  8.73         $ 8.47         $ 7.86          N/A            N/A
      End of period                          $ 10.35        $ 10.09         $ 8.73         $ 8.47          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          3,870          6,363          6,363          N/A            N/A

JNL/MCM Financial Sector Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/MCM Global 15 Division (NY)

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Healthcare Sector Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM International Index Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A             N/A           N/A            N/A
      End of period                            N/A            N/A            N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A             N/A           N/A            N/A

JNL/MCM Nasdaq 15 Division (NY)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A             N/A           N/A            N/A
      End of period                            N/A            N/A            N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A             N/A           N/A            N/A

JNL/MCM Nasdaq 25 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A             N/A           N/A            N/A
      End of period                            N/A            N/A            N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A             N/A           N/A            N/A

JNL/MCM NYSE International 25 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A             N/A           N/A            N/A
      End of period                            N/A            N/A            N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A             N/A           N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Oil & Gas Sector Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P 10 Division (NY)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division (NY)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM S&P 400 MidCap Index Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/MCM S&P 500 Index Division(596)

   Accumulation unit value:
      Beginning of period                    $ 12.46        $ 10.95        $ 10.61        $  9.90          N/A            N/A
      End of period                          $ 12.93        $ 12.46        $ 10.95        $ 10.61          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          1,228          2,020          2,020          N/A            N/A

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/MCM Select Small-Cap Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division (NY)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Small Cap Index Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division (NY)

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Value Line 30 Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/MCM VIP Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Oppenheimer Global Growth
Division(596)

   Accumulation unit value:
      Beginning of period                    $ 14.92        $ 12.90        $ 11.46        $  9.93          N/A            N/A
      End of period                          $ 15.69        $ 14.92        $ 12.90        $ 11.46          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          2,449          4,026          4,026          N/A            N/A

JNL/Oppenheimer Growth Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/PIMCO Total Return Bond
Division(596)

   Accumulation unit value:
      Beginning of period                    $ 14.77        $ 14.43        $ 14.26        $ 13.62          N/A            N/A
      End of period                          $ 15.81        $ 14.77        $ 14.43        $ 14.26          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          4,466          7,344          7,344          N/A            N/A

JNL/PPM America Core Equity Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/PPM America High Yield Bond
Division(596)

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A         $15.74          N/A            N/A
      End of period                              N/A            N/A            N/A         $16.49          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A             --          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/PPM America High Yield Bond
Division(674)

   Accumulation unit value:
      Beginning of period                    $ 14.68        $ 13.43        $ 13.35        $ 12.97          N/A            N/A
      End of period                          $ 14.36        $ 14.68        $ 13.43        $ 13.35          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          1,474          2,423          2,423          N/A            N/A

JNL/PPM America Value Equity Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/Putnam Midcap Growth Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A          N/A            N/A
      End of period                              N/A            N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/S&P Competitive Advantage Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Core Index 50 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Disciplined Moderate Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Disciplined Moderate Growth
Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Dividend Income & Growth
Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/S&P Equity Aggressive Growth
Division I

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Equity Growth Division I

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive Growth
Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/S&P Managed Conservative Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Managed Growth Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Managed Moderate Growth Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/S&P Retirement 2015 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement 2020 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement 2025 Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Retirement Income Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Very Aggressive Growth Division I

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/Select Balanced Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

JNL/Select Money Market Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/Select Value Division(596)

   Accumulation unit value:
      Beginning of period                    $ 21.18        $ 17.71        $ 16.56        $ 15.04          N/A            N/A
      End of period                          $ 22.59        $ 21.18        $ 17.71        $ 16.56          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          2,022          3,325          3,325          N/A            N/A

JNL/T.Rowe Price Established Growth
Division(596)

   Accumulation unit value:
      Beginning of period                    $ 31.32        $ 27.85        $ 26.54        $ 24.67          N/A            N/A
      End of period                          $ 34.11        $ 31.32        $ 27.85        $ 26.54          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          2,959          4,865          4,865          N/A            N/A

JNL/T.Rowe Price Mid-Cap Growth
Division(596)

   Accumulation unit value:
      Beginning of period                    $ 41.08        $ 38.89        $ 34.46        $ 30.78          N/A            N/A
      End of period                          $ 47.62        $ 41.08        $ 38.89        $ 34.46          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --            988          1,625          1,625          N/A            N/A

JNL/T.Rowe Price Value Division(596)

   Accumulation unit value:
      Beginning of period                    $ 16.71        $ 14.07        $ 13.41        $ 12.05          N/A            N/A
      End of period                          $ 16.66        $ 16.71        $ 14.07        $ 13.41          N/A            N/A
   Accumulation units outstanding
   at the end of period                           --          5,047          8,298          8,298          N/A            N/A

Investment Divisions                      December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                              2007           2006           2005           2004           2003           2002
                                          ------------   ------------   ------------   ------------   ------------   ------------
JNL/Western Balanced Division

   Accumulation unit value:
      Beginning of period                      N/A            N/A            N/A            N/A            N/A            N/A
      End of period                            N/A            N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                        N/A            N/A            N/A            N/A            N/A            N/A

Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/AIM International Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Capital Guardian Global Balanced
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Capital Guardian Global Diversified
Research Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Capital Guardian U.S. Growth
Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Credit Suisse Global Natural
Resources Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton Founding
Strategy Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton Global Growth
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton Mutual Shares
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Goldman Sachs Core Plus Bond
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Goldman Sachs Short Duration
Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/JPMorgan U.S. Government & Quality
Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Lazard Mid Cap Value Division(967)

  Accumulation unit value:
    Beginning of period                        $ 17.58        $ 15.87        $ 15.91          N/A            N/A            N/A
    End of period                              $ 16.55        $ 17.58        $ 15.87          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           4,978          5,373          5,563          N/A            N/A            N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/Mellon Capital Management (MCM)
10 x 10 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Enhanced S&P 500 Stock Index
Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Global 15 Division (NY)(967)

  Accumulation unit value:
    Beginning of period                        $ 21.37        $ 15.79        $ 15.66          N/A            N/A            N/A
    End of period                              $ 22.64        $ 21.37        $ 15.79          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                            --            6,524          7,537          N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                        $ 13.79          N/A            N/A            N/A            N/A            N/A
    End of period                              $ 13.09          N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           8,391          N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM NYSE International 25 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Select Small-Cap Division(1224)

  Accumulation unit value:
    Beginning of period                        $ 18.20          N/A            N/A            N/A            N/A            N/A
    End of period                              $ 16.01          N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           5,147          N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Select Small-Cap Division
(NY)(967)

  Accumulation unit value:
    Beginning of period                        $ 18.99        $ 17.51        $ 17.72          N/A            N/A            N/A
    End of period                              $ 16.03        $ 18.99        $ 17.51          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                            --             --            4,995          N/A            N/A            N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/MCM Value Line 25 Division (NY)(967)

  Accumulation unit value:
    Beginning of period                        $ 14.49        $ 15.21        $ 15.33          N/A            N/A            N/A
    End of period                              $ 16.84        $ 14.49        $ 15.21          N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                            --            8,317          7,701          N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/MCM Value Line 30 Division(1450)

  Accumulation unit value:
    Beginning of period                        $ 16.94          N/A            N/A            N/A            N/A            N/A
    End of period                              $ 16.82          N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           6,530          N/A            N/A            N/A            N/A            N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/PPM America Core Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/PPM America Value Equity Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                                2007           2006           2005           2004           2003           2002
                                            ------------   ------------   ------------   ------------   ------------   ------------
JNL/S&P Competitive Advantage Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                          N/A            N/A            N/A            N/A            N/A            N/A
    End of period                                N/A            N/A            N/A            N/A            N/A            N/A
  Accumulation units outstanding
  at the end of period                           N/A            N/A            N/A            N/A            N/A            N/A




----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

JACKSON OF NY SERVICE CENTER:                               1 (800) 599-5651 (8 a.m. - 8 p.m. ET)

             MAIL ADDRESS:                                  P.O. Box 378004, Denver, Colorado 80237-9701

             DELIVERY ADDRESS:                              7601 Technology Way, Denver, Colorado 80237

JACKSON OF NY IMG SERVICE CENTER:                           1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 33178, Detroit, MI 48232-5178

             DELIVERY ADDRESS:                              c/o Standard Federal Bank, Drawer 5178,
                                                            12425 Merriman Road, Livonia, MI 48150

HOME OFFICE:                                                2900 Westchester Avenue, Purchase, New York 10577
----------------------------------------------------------- ----------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 6, 2008



                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
                       VARIABLE DEFERRED ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated October 6, 2008. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NYSM) by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                          Page

General Information and History                                               2

Services                                                                      5

Purchase of Securities Being Offered                                          5

Underwriters                                                                  6

Calculation of Performance                                                    6

Additional Tax Information                                                    8

Annuity Provisions                                                           18

Net Investment Factor                                                        18

Condensed Financial Information                                              19


General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company(R) (JacksonSM), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's  publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line
Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI  MAKES  NO  WARRANTY  CONCERNING  THE  SYSTEM,   EXPRESS  OR  IMPLIED,
INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE  International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
o       The accuracy or completeness of the Index and its data;
o The merchantability and the fitness for a particular purpose or use of the Index and its data;
o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management,  LLC and
NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.
--------------------------------------------------------------------------------

Services

Jackson  of NY is the  custodian  of the  assets of the  Separate  Account.
Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial  statements of JNLNY Separate  Account I and Jackson National
Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG, LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $20,132,773 in 2005, $22,447,022 in 2006, and $25,670,719 in 2007. JNLD did not
retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized   average  annual  total  return  for  a  specific  period  is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

     a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b = expenses for the Investment Division accrued for the period (net of reimbursements).
     c = the average daily number of accumulation units outstanding during the period.
     d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net  investment   income  will  be  determined  in  accordance  with  rules
established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE
OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification  standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 84 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the  beneficiary.
The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary;
(4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

        (a) Tax-Sheltered Annuities

        Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b) Individual Retirement Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c) Roth IRA Annuities

        Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

        Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

        Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

        Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

        (d) Pension and Profit-Sharing Plans

        The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (e) Eligible Deferred Compensation Plans -- Section 457

        Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

        In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

        All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

        In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

                8     attains age 70 1/2,

                *     severs employment,

                *     dies, or

                * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate. For Contracts issued before October 4, 2004, the assumed investment rate is 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum. For Contracts issued before October 4, 2004, the assumed investment rate is 3%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

        (a)  is the net result of:

             (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

             (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

             (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

        (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

        (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.

At the end of the  tables are the  footnotes  with the  beginning  dates of
activity  for  each  Investment   Division  at  every  applicable  charge  level
(annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.20%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $16.95           N/A             N/A             N/A            N/A
    End of period                          $17.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      888             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(980)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.25          $11.27           N/A            N/A
    End of period                          $12.12          $11.52          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,000            951            1,013            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(992)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.00           N/A             N/A            N/A
    End of period                          $11.20          $11.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(980)

  Accumulation unit value:
    Beginning of period                    $19.01          $15.32          $15.26           N/A            N/A
    End of period                          $20.73          $19.01          $15.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,159            803             855             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(988)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.30           N/A             N/A            N/A
    End of period                          $14.04          $14.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    246,498         254,919           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(988)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $36.73           N/A             N/A             N/A            N/A
    End of period                          $38.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      180             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                    $10.23          $10.00           N/A             N/A            N/A
    End of period                          $11.02          $10.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            103,645           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(980)

  Accumulation unit value:
    Beginning of period                    $15.52          $14.32          $14.34           N/A            N/A
    End of period                          $16.47          $15.52          $14.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,537            818             871             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(980)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.91          $10.98           N/A            N/A
    End of period                          $12.85          $12.40          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,947           1,032           1,098            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(980)

  Accumulation unit value:
    Beginning of period                    $15.85          $13.66          $13.71           N/A            N/A
    End of period                          $15.33          $15.85          $13.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                      998             850             906             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1459)

  Accumulation unit value:
    Beginning of period                    $17.97           N/A             N/A             N/A            N/A
    End of period                          $18.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,356            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $15.15           N/A             N/A             N/A            N/A
    End of period                          $15.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      986             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $13.49           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     88,084           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Base Contract - 1.25%
(Contracts issued between September 22, 2003 and May 2, 2004)

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(444)

  Accumulation unit value:
    Beginning of period                    $18.10          $14.95          $13.68         $11.90          $11.06
    End of period                          $19.62          $18.10          $14.95         $13.68          $11.90
  Accumulation units outstanding
  at the end of period                     1,564           1,797           1,911           1,918            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(432)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.90          $11.24         $10.35          $10.02
    End of period                          $14.49          $12.68          $11.90         $11.24          $10.35
  Accumulation units outstanding
  at the end of period                     5,457           6,500           6,561           6,276           562

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.32           N/A
    End of period                           N/A             N/A             N/A            $9.27           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1209)

  Accumulation unit value:
    Beginning of period                    $15.63          $15.88           N/A             N/A            N/A
    End of period                          $13.12          $15.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      229            10,731           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(432)

  Accumulation unit value:
    Beginning of period                    $14.51          $12.83          $11.99         $11.36          $11.11
    End of period                          $15.96          $14.51          $12.83         $11.99          $11.36
  Accumulation units outstanding
  at the end of period                     10,699          14,670          15,524         14,020          4,724

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $20.34          $19.63          $17.69         $17.06          $16.32
    End of period                          $22.11          $20.34          $19.63         $17.69          $17.06
  Accumulation units outstanding
  at the end of period                       -             5,407           5,516           5,554           445

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.03          $9.56          $9.12
    End of period                           N/A             N/A            $9.13          $10.03          $9.56
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             5,402          5,035

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(432)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.16          $10.27          $9.50          $9.17
    End of period                          $13.02          $12.21          $11.16         $10.27          $9.50
  Accumulation units outstanding
  at the end of period                     6,890           11,674          12,335         11,722          1,097

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $32.73           N/A             N/A             N/A            N/A
    End of period                          $31.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      146             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(504)

  Accumulation unit value:
    Beginning of period                    $28.29          $27.39          $26.49         $24.48           N/A
    End of period                          $30.66          $28.29          $27.39         $26.49           N/A
  Accumulation units outstanding
  at the end of period                      821            1,888           1,044           1,072           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.52           N/A             N/A             N/A            N/A
    End of period                          $13.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,778            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(438)

  Accumulation unit value:
    Beginning of period                    $19.71          $17.77          $17.40         $16.57          $15.32
    End of period                          $19.58          $19.71          $17.77         $17.40          $16.57
  Accumulation units outstanding
  at the end of period                     2,793           2,713           2,770           2,772          2,322

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $23.80          $20.07          $19.82         $16.89          $16.00
    End of period                          $26.34          $23.80          $20.07         $19.82          $16.89
  Accumulation units outstanding
  at the end of period                     8,229           6,511           7,384           7,002           614

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $9.97            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,589           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.78           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,158           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1205)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.79           N/A             N/A            N/A
    End of period                          $10.95          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,051          4,798            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,310           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(438)

  Accumulation unit value:
    Beginning of period                    $19.80          $19.16          $18.90         $17.90          $17.53
    End of period                          $20.93          $19.80          $19.16         $18.90          $17.90
  Accumulation units outstanding
  at the end of period                     4,154           4,270           4,298           4,203           821

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(456)

  Accumulation unit value:
    Beginning of period                    $16.14          $12.38          $10.57          $8.74          $7.92
    End of period                          $17.84          $16.14          $12.38         $10.57          $8.74
  Accumulation units outstanding
  at the end of period                     19,458          18,044          11,077         10,074           470

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $24.73          $22.35          $21.31         $18.29          $17.30
    End of period                          $26.37          $24.73          $22.35         $21.31          $18.29
  Accumulation units outstanding
  at the end of period                     6,702           5,245           5,153           4,767          3,205

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(438)

  Accumulation unit value:
    Beginning of period                    $16.30          $15.98          $15.81         $15.42          $15.27
    End of period                          $17.12          $16.30          $15.98         $15.81          $15.42
  Accumulation units outstanding
  at the end of period                     2,124           2,052           1,959           4,708           503

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.24           N/A             N/A             N/A            N/A
    End of period                          $14.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,171            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(448)

  Accumulation unit value:
    Beginning of period                    $21.18          $18.72          $17.42         $14.14          $13.52
    End of period                          $20.37          $21.18          $18.72         $17.42          $14.14
  Accumulation units outstanding
  at the end of period                     7,370           5,499           5,526           7,469           394

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(448)

  Accumulation unit value:
    Beginning of period                    $17.63          $15.28          $14.79         $12.98          $12.38
    End of period                          $16.22          $17.63          $15.28         $14.79          $12.98
  Accumulation units outstanding
  at the end of period                     4,304           3,982           4,523           7,283           431

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,879           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.28           N/A             N/A            N/A
    End of period                          $12.35          $12.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,456           8,708            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(432)

  Accumulation unit value:
    Beginning of period                    $16.35          $15.47          $16.16         $13.42          $11.95
    End of period                          $16.44          $16.35          $15.47         $16.16          $13.42
  Accumulation units outstanding
  at the end of period                       -               -             8,278           9,364          1,691

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(520)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.23          $11.16         $11.02           N/A
    End of period                          $12.08          $11.49          $11.23         $11.16           N/A
  Accumulation units outstanding
  at the end of period                     8,529           8,205           7,729           6,744           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $6.17           $4.59           $4.60           $3.96          $3.71
    End of period                          $6.36           $6.17           $4.59           $4.60          $3.96
  Accumulation units outstanding
  at the end of period                      518            17,153          17,690         14,828            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.61          $11.01         $10.13          $9.94
    End of period                          $10.81          $11.89          $10.61         $11.01          $10.13
  Accumulation units outstanding
  at the end of period                      204             137             135             73              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                    $16.83          $13.16          $14.13         $13.89          $12.15
    End of period                          $17.70          $16.83          $13.16         $14.13          $13.89
  Accumulation units outstanding
  at the end of period                       -             6,620           7,753           9,590          1,023

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.17           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      341             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                    $9.97           $8.64           $8.39           $7.64          $7.13
    End of period                          $10.22          $9.97           $8.64           $8.39          $7.64
  Accumulation units outstanding
  at the end of period                     11,849          10,895          10,562         10,606          6,601

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $15.07          $12.85          $12.27         $10.94          $10.69
    End of period                          $12.30          $15.07          $12.85         $12.27          $10.94
  Accumulation units outstanding
  at the end of period                      328             273             272             216             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(434)

  Accumulation unit value:
    Beginning of period                    $23.47          $16.98          $15.62         $12.43          $12.31
    End of period                          $25.03          $23.47          $16.98         $15.62          $12.43
  Accumulation units outstanding
  at the end of period                       -             17,509          15,628         15,550          2,425

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.58          $10.90         $10.66          $10.43
    End of period                          $12.91          $12.16          $11.58         $10.90          $10.66
  Accumulation units outstanding
  at the end of period                      771            1,234           1,326           1,203            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(500)

  Accumulation unit value:
    Beginning of period                    $18.96          $15.29          $13.66         $12.08           N/A
    End of period                          $20.67          $18.96          $15.29         $13.66           N/A
  Accumulation units outstanding
  at the end of period                     11,879          10,174          10,151          9,958           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $14.00          $11.93          $10.91         $10.76           N/A
    End of period                          $14.02          $14.00          $11.93         $10.91           N/A
  Accumulation units outstanding
  at the end of period                    117,420         100,595          14,880          1,382           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.11           N/A             N/A            N/A
    End of period                          $12.05          $10.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,903           685             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(732)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.61          $10.85         $10.94           N/A
    End of period                          $12.49          $10.96          $10.61         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -              640             640            1,390           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.49           N/A             N/A             N/A            N/A
    End of period                          $12.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      640             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $28.34          $23.76          $17.59         $13.36          $12.68
    End of period                          $37.86          $28.34          $23.76         $17.59          $13.36
  Accumulation units outstanding
  at the end of period                     4,660           1,177            915             52              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(434)

  Accumulation unit value:
    Beginning of period                    $18.47          $17.88          $13.20         $11.33          $10.44
    End of period                          $19.03          $18.47          $17.88         $13.20          $11.33
  Accumulation units outstanding
  at the end of period                       -             7,071           9,146          11,704          1,513

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(446)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.29          $12.92         $11.30          $10.90
    End of period                          $16.43          $15.48          $14.29         $12.92          $11.30
  Accumulation units outstanding
  at the end of period                     13,072          17,595          27,280         31,420          17,880

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.88          $10.56          $9.71          $9.24
    End of period                          $12.81          $12.37          $10.88         $10.56          $9.71
  Accumulation units outstanding
  at the end of period                     24,319          35,752          37,819         34,429          7,362

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $21.32           N/A             N/A             N/A            N/A
    End of period                          $19.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,973            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(434)

  Accumulation unit value:
    Beginning of period                    $20.56          $18.83          $17.54         $15.82          $14.99
    End of period                          $17.98          $20.56          $18.83         $17.54          $15.82
  Accumulation units outstanding
  at the end of period                       -               -             20,166         21,621          11,859

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(432)

  Accumulation unit value:
    Beginning of period                    $15.82          $13.63          $13.24         $11.42          $10.92
    End of period                          $15.29          $15.82          $13.63         $13.24          $11.42
  Accumulation units outstanding
  at the end of period                     13,632          18,410          18,260         20,116          7,375

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $6.33           $5.86           $5.79           $5.80          $5.75
    End of period                          $7.16           $6.33           $5.86           $5.79          $5.80
  Accumulation units outstanding
  at the end of period                     1,670           1,630           1,474           1,349            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(988)

  Accumulation unit value:
    Beginning of period                    $15.20          $16.48           N/A             N/A            N/A
    End of period                          $18.01          $15.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               45             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(988)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $18.10           N/A             N/A             N/A            N/A
    End of period                          $18.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,575            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.02          $11.08         $11.07           N/A
    End of period                          $14.56          $13.31          $12.02         $11.08           N/A
  Accumulation units outstanding
  at the end of period                     1,448           1,448           1,481           1,175           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $14.79          $12.81          $11.40          $9.79          $9.11
    End of period                          $15.53          $14.79          $12.81         $11.40          $9.79
  Accumulation units outstanding
  at the end of period                     15,378          14,433          13,484         11,794          3,436

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(513)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.89           $8.25           $8.27           N/A
    End of period                          $9.96           $9.21           $8.89           $8.25           N/A
  Accumulation units outstanding
  at the end of period                       -             4,085           4,189           4,055           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(432)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.26          $14.11         $13.68          $13.53
    End of period                          $15.58          $14.57          $14.26         $14.11          $13.68
  Accumulation units outstanding
  at the end of period                     11,181          23,097          23,429         30,794          8,106

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(448)

  Accumulation unit value:
    Beginning of period                    $24.72          $22.00          $20.49         $18.35          $17.43
    End of period                          $22.64          $24.72          $22.00         $20.49          $18.35
  Accumulation units outstanding
  at the end of period                      451             467             468             469            257

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(432)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.70          $15.14
    End of period                           N/A             N/A             N/A           $16.26          $15.70
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,204

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.27          $13.22         $12.84           N/A
    End of period                          $14.15          $14.49          $13.27         $13.22           N/A
  Accumulation units outstanding
  at the end of period                     7,542           9,353           11,022         12,508           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(474)

  Accumulation unit value:
    Beginning of period                    $23.28          $20.86          $20.13         $18.55          $17.89
    End of period                          $21.70          $23.28          $20.86         $20.13          $18.55
  Accumulation units outstanding
  at the end of period                      700            4,395           4,415           4,501            1

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $8.82           $8.45           $7.63           $6.51          $6.32
    End of period                          $8.64           $8.82           $8.45           $7.63          $6.51
  Accumulation units outstanding
  at the end of period                       -             14,581          14,736         14,258          1,510

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,587           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(450)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.32          $9.89
    End of period                           N/A             N/A             N/A           $10.53          $10.32
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,193

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(435)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02          $9.29
    End of period                           N/A             N/A             N/A           $10.23          $10.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,754

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(535)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.32           N/A
    End of period                           N/A             N/A             N/A           $10.41           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.61          $9.68
    End of period                           N/A             N/A             N/A           $10.86          $10.61
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,722

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37          $9.69
    End of period                           N/A             N/A             N/A           $10.58          $10.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            21,512

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(440)

  Accumulation unit value:
    Beginning of period                    $15.66          $13.72          $12.81         $11.52          $10.72
    End of period                          $16.88          $15.66          $13.72         $12.81          $11.52
  Accumulation units outstanding
  at the end of period                     76,685          85,047          84,981         77,962          2,634

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.47           N/A             N/A             N/A            N/A
    End of period                          $11.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,873            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $15.60          $13.84          $13.04         $11.85          $11.29
    End of period                          $16.75          $15.60          $13.84         $13.04          $11.85
  Accumulation units outstanding
  at the end of period                    111,553         116,132         118,900         115,884         21,954

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(919)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.90          $10.67           N/A            N/A
    End of period                          $12.64          $11.88          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,050           2,409            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(919)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.38          $12.73         $11.77          $11.22
    End of period                          $15.91          $14.83          $13.38         $12.73          $11.77
  Accumulation units outstanding
  at the end of period                     91,329         112,529          84,842         85,510          3,946

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(440)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.11          $10.26
    End of period                           N/A             N/A             N/A           $11.38          $11.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,926

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                    $27.27          $24.30          $23.36         $21.34          $20.39
    End of period                          $28.95          $27.27          $24.30         $23.36          $21.34
  Accumulation units outstanding
  at the end of period                     3,653           4,578           4,661           4,716          1,449

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(429)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.59          $12.41         $12.47          $12.50
    End of period                          $13.45          $13.00          $12.59         $12.41          $12.47
  Accumulation units outstanding
  at the end of period                     34,347          2,891             -             2,108            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                    $21.05          $17.63          $16.50         $14.56          $13.14
    End of period                          $22.42          $21.05          $17.63         $16.50          $14.56
  Accumulation units outstanding
  at the end of period                     7,965           7,791           6,960           6,811          1,331

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $30.78          $27.41          $26.16         $24.11          $22.70
    End of period                          $33.47          $30.78          $27.41         $26.16          $24.11
  Accumulation units outstanding
  at the end of period                     9,041           6,904           6,950           6,905           952

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(438)

  Accumulation unit value:
    Beginning of period                    $40.37          $38.27          $33.96         $29.14          $27.13
    End of period                          $46.72          $40.37          $38.27         $33.96          $29.14
  Accumulation units outstanding
  at the end of period                     9,320           7,510           10,985         11,579          8,273

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(438)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(448)

  Accumulation unit value:
    Beginning of period                    $16.54          $13.96          $13.31         $11.70          $10.91
    End of period                          $16.47          $16.54          $13.96         $13.31          $11.70
  Accumulation units outstanding
  at the end of period                     18,896          24,061          24,287         24,428          5,360

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Base Contract - 1.35%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(739)

  Accumulation unit value:
    Beginning of period                    $17.89          $14.79          $13.27           N/A            N/A
    End of period                          $19.38          $17.89          $14.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                    183,115          95,799          8,517            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.85          $11.20         $10.69           N/A
    End of period                          $14.40          $12.61          $11.85         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     45,645          27,271          10,221          1,718           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                    $15.60          $11.60          $10.64           N/A            N/A
    End of period                          $13.08          $15.60          $11.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                    122,558         123,082          9,353            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                    $14.44          $12.78          $11.95         $10.00           N/A
    End of period                          $15.86          $14.44          $12.78         $11.95           N/A
  Accumulation units outstanding
  at the end of period                     10,108          6,514           2,895           1,236           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $20.12          $19.43          $17.53         $17.04           N/A
    End of period                          $21.86          $20.12          $19.43         $17.53           N/A
  Accumulation units outstanding
  at the end of period                       -             24,943          17,635          3,804           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.96           $9.13           N/A
    End of period                           N/A             N/A            $9.06           $9.96           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              465            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(590)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.10          $10.22          $9.44           N/A
    End of period                          $12.92          $12.13          $11.10         $10.22           N/A
  Accumulation units outstanding
  at the end of period                    119,377          42,051          11,874          6,146           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                    $26.21          $23.45          $23.32         $20.12           N/A
    End of period                          $31.20          $26.21          $23.45         $23.32           N/A
  Accumulation units outstanding
  at the end of period                     12,269          2,923            792             199            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,784            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(650)

  Accumulation unit value:
    Beginning of period                    $27.97          $27.10          $26.24         $23.30           N/A
    End of period                          $30.27          $27.97          $27.10         $26.24           N/A
  Accumulation units outstanding
  at the end of period                     14,021          6,826           3,535           3,041           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.42           N/A             N/A             N/A            N/A
    End of period                          $13.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    155,527           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,384           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(590)

  Accumulation unit value:
    Beginning of period                    $19.51          $17.60          $17.26         $16.14           N/A
    End of period                          $19.36          $19.51          $17.60         $17.26           N/A
  Accumulation units outstanding
  at the end of period                     9,445           5,833           5,220           4,555           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(607)

  Accumulation unit value:
    Beginning of period                    $23.55          $19.88          $19.65         $17.77           N/A
    End of period                          $26.05          $23.55          $19.88         $19.65           N/A
  Accumulation units outstanding
  at the end of period                     34,346          16,950          2,104            586            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    885,192           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,856           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.87            N/A             N/A            N/A
    End of period                          $10.93          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    543,768         106,787           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    131,002           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(878)

  Accumulation unit value:
    Beginning of period                    $12.70          $10.93          $10.96           N/A            N/A
    End of period                          $11.76          $12.70          $10.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,413          25,548          4,109            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(878)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(590)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.95          $18.72         $17.45           N/A
    End of period                          $20.66          $19.58          $18.95         $18.72           N/A
  Accumulation units outstanding
  at the end of period                     84,272          58,623          17,140          3,355           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(975)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.29          $11.29           N/A            N/A
    End of period                          $13.07          $12.89          $11.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,670          21,748          1,107            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.22          $10.00           N/A             N/A            N/A
    End of period                          $10.57          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,412          16,342           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(607)

  Accumulation unit value:
    Beginning of period                    $16.00          $12.28          $10.50          $9.10           N/A
    End of period                          $17.67          $16.00          $12.28         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    389,997         221,547          37,157          4,225           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $24.45          $22.11          $21.11         $18.49           N/A
    End of period                          $26.04          $24.45          $22.11         $21.11           N/A
  Accumulation units outstanding
  at the end of period                     16,438          4,121           1,225            47             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(590)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.81          $15.66         $15.02           N/A
    End of period                          $16.91          $16.11          $15.81         $15.66           N/A
  Accumulation units outstanding
  at the end of period                     74,863          44,132          14,995          4,864           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.89          $9.98            N/A             N/A            N/A
    End of period                          $14.16          $10.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    165,365          47,506           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(590)

  Accumulation unit value:
    Beginning of period                    $20.99          $18.57          $17.30         $15.08           N/A
    End of period                          $20.17          $20.99          $18.57         $17.30           N/A
  Accumulation units outstanding
  at the end of period                     86,644          42,094          24,496          9,859           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(626)

  Accumulation unit value:
    Beginning of period                    $17.47          $15.16          $14.68         $12.55           N/A
    End of period                          $16.06          $17.47          $15.16         $14.68           N/A
  Accumulation units outstanding
  at the end of period                     66,195          28,412          13,997          4,958           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1348)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    153,157           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.19           N/A             N/A            N/A
    End of period                          $12.24          $12.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,384         167,542           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                    $16.29          $15.42          $16.12         $14.20           N/A
    End of period                          $16.35          $16.29          $15.42         $16.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -             48,905         25,896           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(595)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.18          $11.13         $10.71           N/A
    End of period                          $12.01          $11.44          $11.18         $11.13           N/A
  Accumulation units outstanding
  at the end of period                    246,904         201,716          54,980         26,167           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(642)

  Accumulation unit value:
    Beginning of period                    $6.12           $4.56           $4.58           $4.05           N/A
    End of period                          $6.30           $6.12           $4.56           $4.58           N/A
  Accumulation units outstanding
  at the end of period                     58,000          33,886          1,275           4,607           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(642)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(683)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.54          $10.95          $9.68           N/A
    End of period                          $10.72          $11.80          $10.54         $10.95           N/A
  Accumulation units outstanding
  at the end of period                     29,448          21,052          2,903            336            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                    $16.76          $13.12          $14.10         $13.41           N/A
    End of period                          $17.62          $16.76          $13.12         $14.10           N/A
  Accumulation units outstanding
  at the end of period                       -            177,683          44,173         20,398           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.15           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    396,638           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1003)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.05           N/A             N/A            N/A
    End of period                          $11.16          $11.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            188,094           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(631)

  Accumulation unit value:
    Beginning of period                    $9.90           $8.58           $8.35           $7.57           N/A
    End of period                          $10.13          $9.90           $8.58           $8.35           N/A
  Accumulation units outstanding
  at the end of period                     35,144          30,591          18,754         10,013           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(629)

  Accumulation unit value:
    Beginning of period                    $14.94          $12.76          $12.19         $10.87           N/A
    End of period                          $12.18          $14.94          $12.76         $12.19           N/A
  Accumulation units outstanding
  at the end of period                     15,775          8,354           1,284            46             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(595)

  Accumulation unit value:
    Beginning of period                    $23.37          $16.92          $15.58         $12.95           N/A
    End of period                          $24.91          $23.37          $16.92         $15.58           N/A
  Accumulation units outstanding
  at the end of period                       -            201,533          48,050         19,645           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(615)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.50          $10.84         $10.55           N/A
    End of period                          $12.80          $12.06          $11.50         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     52,323          34,319          8,408           3,991           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,352           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(595)

  Accumulation unit value:
    Beginning of period                    $18.87          $15.23          $13.62         $11.97           N/A
    End of period                          $20.54          $18.87          $15.23         $13.62           N/A
  Accumulation units outstanding
  at the end of period                    361,483         220,961          60,676         32,127           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(689)

  Accumulation unit value:
    Beginning of period                    $13.96          $11.91          $10.91          $9.62           N/A
    End of period                          $13.97          $13.96          $11.91         $10.91           N/A
  Accumulation units outstanding
  at the end of period                   7,367,909       3,444,982        619,436         29,305           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.54            N/A             N/A            N/A
    End of period                          $12.03          $10.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    284,102          87,686           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(675)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.60          $10.84         $10.00           N/A
    End of period                          $12.45          $10.94          $10.60         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -             50,737          14,939         100,250          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.45           N/A             N/A             N/A            N/A
    End of period                          $12.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,819           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1313)

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $11.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     94,144           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(629)

  Accumulation unit value:
    Beginning of period                    $28.14          $23.61          $17.49         $15.56           N/A
    End of period                          $37.55          $28.14          $23.61         $17.49           N/A
  Accumulation units outstanding
  at the end of period                    113,610          60,362          14,704          3,937           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                    $18.38          $17.82          $13.17         $11.52           N/A
    End of period                          $18.94          $18.38          $17.82         $13.17           N/A
  Accumulation units outstanding
  at the end of period                       -            154,169          64,861         23,450           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.02           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,807            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1172)

  Accumulation unit value:
    Beginning of period                    $10.22          $10.04           N/A             N/A            N/A
    End of period                          $10.99          $10.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,659            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1172)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(595)

  Accumulation unit value:
    Beginning of period                    $15.40          $14.23          $12.88         $11.74           N/A
    End of period                          $16.33          $15.40          $14.23         $12.88           N/A
  Accumulation units outstanding
  at the end of period                    268,648         189,082          72,069         33,855           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                    $12.31          $10.84          $10.53          $9.75           N/A
    End of period                          $12.74          $12.31          $10.84         $10.53           N/A
  Accumulation units outstanding
  at the end of period                    479,075         330,622         107,735         88,252           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,812           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $21.16           N/A             N/A             N/A            N/A
    End of period                          $18.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,839           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(606)

  Accumulation unit value:
    Beginning of period                    $20.48          $18.77          $17.49         $15.51           N/A
    End of period                          $17.89          $20.48          $18.77         $17.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -             40,427         15,319           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(595)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.58          $13.20         $11.78           N/A
    End of period                          $15.20          $15.74          $13.58         $13.20           N/A
  Accumulation units outstanding
  at the end of period                    218,052         145,534          63,502         33,030           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(629)

  Accumulation unit value:
    Beginning of period                    $6.28           $5.82           $5.76           $5.16           N/A
    End of period                          $7.09           $6.28           $5.82           $5.76           N/A
  Accumulation units outstanding
  at the end of period                     92,803          67,903          23,228          3,777           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(675)

  Accumulation unit value:
    Beginning of period                    $15.16          $15.60          $11.37         $10.00           N/A
    End of period                          $17.94          $15.16          $15.60         $11.37           N/A
  Accumulation units outstanding
  at the end of period                       -            498,267          74,056          1,202           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $18.04           N/A             N/A             N/A            N/A
    End of period                          $17.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    605,125           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.00          $11.08         $10.39           N/A
    End of period                          $14.51          $13.28          $12.00         $11.08           N/A
  Accumulation units outstanding
  at the end of period                    185,544         160,140          57,915          2,420           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $14.71          $12.75          $11.36          $9.85           N/A
    End of period                          $15.43          $14.71          $12.75         $11.36           N/A
  Accumulation units outstanding
  at the end of period                    169,948          76,846          25,117          2,743           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(591)

  Accumulation unit value:
    Beginning of period                    $9.16           $8.85           $8.22           $8.17           N/A
    End of period                          $9.90           $9.16           $8.85           $8.22           N/A
  Accumulation units outstanding
  at the end of period                       -             19,771          13,853         11,338           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.95           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,663           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(590)

  Accumulation unit value:
    Beginning of period                    $14.44          $14.15          $14.02         $13.44           N/A
    End of period                          $15.42          $14.44          $14.15         $14.02           N/A
  Accumulation units outstanding
  at the end of period                    287,951         196,898          48,126         36,893           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(951)

  Accumulation unit value:
    Beginning of period                    $24.43          $21.77          $21.17           N/A            N/A
    End of period                          $22.36          $24.43          $21.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,384          6,627           4,127            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(951)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.34           N/A
    End of period                           N/A             N/A             N/A           $16.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.17          $13.13         $12.76           N/A
    End of period                          $14.01          $14.36          $13.17         $13.13           N/A
  Accumulation units outstanding
  at the end of period                    192,181         110,839          24,498         12,377           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(590)

  Accumulation unit value:
    Beginning of period                    $22.99          $20.62          $19.92         $18.42           N/A
    End of period                          $21.41          $22.99          $20.62         $19.92           N/A
  Accumulation units outstanding
  at the end of period                     4,887           7,271           5,588           3,058           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(756)

  Accumulation unit value:
    Beginning of period                    $8.77           $8.40           $7.32            N/A            N/A
    End of period                          $8.58           $8.77           $8.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             21,410          4,668            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1463)

  Accumulation unit value:
    Beginning of period                    $9.84            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,137            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1463)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,848            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.34           N/A
    End of period                           N/A             N/A             N/A           $10.49           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19           N/A
    End of period                           N/A             N/A             N/A           $10.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(668)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19           N/A
    End of period                           N/A             N/A             N/A           $10.38           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,386           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,094            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $10.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,661           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,747           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1460)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.64           N/A
    End of period                           N/A             N/A             N/A           $10.79           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.15           N/A
    End of period                           N/A             N/A             N/A           $10.52           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(588)

  Accumulation unit value:
    Beginning of period                    $15.52          $13.62          $12.72         $11.58           N/A
    End of period                          $16.72          $15.52          $13.62         $12.72           N/A
  Accumulation units outstanding
  at the end of period                    212,595         133,168          45,654         38,643           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.56          $10.32         $10.04           N/A
    End of period                          $11.78          $11.23          $10.56         $10.32           N/A
  Accumulation units outstanding
  at the end of period                    424,814         169,893          82,480          3,620           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(534)

  Accumulation unit value:
    Beginning of period                    $15.46          $13.73          $12.95         $11.84           N/A
    End of period                          $16.58          $15.46          $13.73         $12.95           N/A
  Accumulation units outstanding
  at the end of period                    757,648         498,150         232,337         170,582          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(713)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.88          $10.51         $10.32           N/A
    End of period                          $12.60          $11.85          $10.88         $10.51           N/A
  Accumulation units outstanding
  at the end of period                    492,018         276,106          70,087         21,693           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(602)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.28          $12.65         $11.78           N/A
    End of period                          $15.75          $14.70          $13.28         $12.65           N/A
  Accumulation units outstanding
  at the end of period                    776,417         489,333         134,689         35,000           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.83            N/A             N/A            N/A
    End of period                          $11.70          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,474          5,393            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1046)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.43           N/A             N/A            N/A
    End of period                          $12.01          $11.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,356           1,946            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1043)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.03           N/A             N/A            N/A
    End of period                          $11.18          $10.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     84,792          81,466           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1043)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.91           N/A
    End of period                           N/A             N/A             N/A           $11.31           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(590)

  Accumulation unit value:
    Beginning of period                    $26.96          $24.04          $23.14         $21.29           N/A
    End of period                          $28.59          $26.96          $24.04         $23.14           N/A
  Accumulation units outstanding
  at the end of period                     62,191          22,807          8,821           3,845           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(602)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.46          $12.29         $12.31           N/A
    End of period                          $13.27          $12.85          $12.46         $12.29           N/A
  Accumulation units outstanding
  at the end of period                    182,245          90,702          47,529         23,224           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(590)

  Accumulation unit value:
    Beginning of period                    $20.96          $17.57          $16.46         $14.82           N/A
    End of period                          $22.30          $20.96          $17.57         $16.46           N/A
  Accumulation units outstanding
  at the end of period                     62,074          30,275          7,129           1,981           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $30.43          $27.12          $25.91         $23.99           N/A
    End of period                          $33.05          $30.43          $27.12         $25.91           N/A
  Accumulation units outstanding
  at the end of period                    346,646         313,234         231,437         91,891           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(608)

  Accumulation unit value:
    Beginning of period                    $39.90          $37.87          $33.64         $30.42           N/A
    End of period                          $46.14          $39.90          $37.87         $33.64           N/A
  Accumulation units outstanding
  at the end of period                    214,906         215,306         165,797         70,628           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(590)

  Accumulation unit value:
    Beginning of period                    $16.43          $13.88          $13.25         $11.80           N/A
    End of period                          $16.35          $16.43          $13.88         $13.25           N/A
  Accumulation units outstanding
  at the end of period                    645,215         601,822         451,049         186,355          N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.40%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $17.79          $14.72          $13.48         $11.75          $9.27
    End of period                          $19.26          $17.79          $14.72         $13.48          $11.75
  Accumulation units outstanding
  at the end of period                     4,577           3,381           5,277           5,370          2,480

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(175)

  Accumulation unit value:
    Beginning of period                    $10.03
    End of period                          $9.27
  Accumulation units outstanding
  at the end of period                      424

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.83          $11.19         $10.31          $8.04
    End of period                          $14.36          $12.58          $11.83         $11.19          $10.31
  Accumulation units outstanding
  at the end of period                     9,483           12,649          14,742         15,921          9,197

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.74
    End of period                          $8.04
  Accumulation units outstanding
  at the end of period                     3,656


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.44          $7.80
    End of period                           N/A             N/A             N/A            $9.23          $9.44
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            7,272

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(175)

  Accumulation unit value:
    Beginning of period                    $8.46
    End of period                          $7.80
  Accumulation units outstanding
  at the end of period                      412

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(994)

  Accumulation unit value:
    Beginning of period                    $15.59          $12.14           N/A             N/A            N/A
    End of period                          $13.07          $15.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      809             333             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.75          $11.93         $11.32          $8.29
    End of period                          $15.81          $14.40          $12.75         $11.93          $11.32
  Accumulation units outstanding
  at the end of period                     7,535           10,113          11,881         14,493          12,952

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.64
    End of period                          $8.29
  Accumulation units outstanding
  at the end of period                     1,368

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(202)

  Accumulation unit value:
    Beginning of period                    $20.01          $19.33          $17.45         $16.85          $12.63
    End of period                          $21.74          $20.01          $19.33         $17.45          $16.85
  Accumulation units outstanding
  at the end of period                       -             2,643           2,583           2,610          2,362

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(202)

  Accumulation unit value:
    Beginning of period                    $11.98
    End of period                          $12.63
  Accumulation units outstanding
  at the end of period                      668


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(227)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.93           $9.47          $7.73
    End of period                           N/A             N/A            $9.03           $9.93          $9.47
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             4,111          3,352

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(227)

  Accumulation unit value:
    Beginning of period                    $8.38
    End of period                          $7.73
  Accumulation units outstanding
  at the end of period                      170

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(176)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.07          $10.19          $9.45          $8.42
    End of period                          $12.87          $12.09          $11.07         $10.19          $9.45
  Accumulation units outstanding
  at the end of period                     24,357          30,373          30,127         19,500          17,558

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(176)

  Accumulation unit value:
    Beginning of period                    $8.56
    End of period                          $8.42
  Accumulation units outstanding
  at the end of period                     2,670


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1037)

  Accumulation unit value:
    Beginning of period                    $26.06          $24.63           N/A             N/A            N/A
    End of period                          $31.00          $26.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      991             406             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(178)

  Accumulation unit value:
    Beginning of period                    $27.80          $26.95          $26.11         $23.71          $17.75
    End of period                          $30.08          $27.80          $26.95         $26.11          $23.71
  Accumulation units outstanding
  at the end of period                      730             286             286             286            474

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(178)

  Accumulation unit value:
    Beginning of period                    $18.11
    End of period                          $17.75
  Accumulation units outstanding
  at the end of period                       53

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.43           N/A             N/A             N/A            N/A
    End of period                          $13.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,050           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(254)

  Accumulation unit value:
    Beginning of period                    $19.41          $17.52          $17.19         $16.39          $13.62
    End of period                          $19.25          $19.41          $17.52         $17.19          $16.39
  Accumulation units outstanding
  at the end of period                     6,053           7,189           7,542           9,041          7,762

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(254)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(344)

  Accumulation unit value:
    Beginning of period                    $23.43          $19.79          $19.57         $16.71          $13.48
    End of period                          $25.90          $23.43          $19.79         $19.57          $16.71
  Accumulation units outstanding
  at the end of period                     1,655           3,821           4,252           3,958          3,361

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,946           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1220)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.88           N/A             N/A            N/A
    End of period                          $10.92          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     58,880          1,654            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1220)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(192)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.85          $18.62         $17.66          $15.78
    End of period                          $20.53          $19.45          $18.85         $18.62          $17.66
  Accumulation units outstanding
  at the end of period                     8,099           8,205           7,539           6,703          6,812

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(192)

  Accumulation unit value:
    Beginning of period                    $15.18
    End of period                          $15.78
  Accumulation units outstanding
  at the end of period                      422

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.00           N/A             N/A             N/A            N/A
    End of period                          $13.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,910            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(280)

  Accumulation unit value:
    Beginning of period                    $15.93          $12.24          $10.47          $8.66          $5.81
    End of period                          $17.58          $15.93          $12.24         $10.47          $8.66
  Accumulation units outstanding
  at the end of period                     7,009           4,039           8,521           8,411          3,805

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(280)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(284)

  Accumulation unit value:
    Beginning of period                    $24.30          $21.99          $21.01         $18.06          $12.82
    End of period                          $25.87          $24.30          $21.99         $21.01          $18.06
  Accumulation units outstanding
  at the end of period                     4,130            474             534            1,365          1,384

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(176)

  Accumulation unit value:
    Beginning of period                    $16.01          $15.73          $15.58         $15.22          $15.25
    End of period                          $16.80          $16.01          $15.73         $15.58          $15.22
  Accumulation units outstanding
  at the end of period                     17,210          17,539          17,066         19,849          16,886

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(176)

  Accumulation unit value:
    Beginning of period                    $14.83
    End of period                          $15.25
  Accumulation units outstanding
  at the end of period                     3,516


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.46           N/A             N/A             N/A            N/A
    End of period                          $14.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      108             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(222)

  Accumulation unit value:
    Beginning of period                    $20.90          $18.50          $17.24         $14.02          $11.03
    End of period                          $20.07          $20.90          $18.50         $17.24          $14.02
  Accumulation units outstanding
  at the end of period                     5,219           4,803           5,971           6,759          5,284

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(222)

  Accumulation unit value:
    Beginning of period                    $11.04
    End of period                          $11.03
  Accumulation units outstanding
  at the end of period                      121


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(176)

  Accumulation unit value:
    Beginning of period                    $17.39          $15.10          $14.63         $12.86          $9.40
    End of period                          $15.98          $17.39          $15.10         $14.63          $12.86
  Accumulation units outstanding
  at the end of period                     10,223          9,369           9,923          10,249          9,332

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(176)

  Accumulation unit value:
    Beginning of period                    $9.81
    End of period                          $9.40
  Accumulation units outstanding
  at the end of period                     1,661

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.72          $12.15           N/A             N/A            N/A
    End of period                          $12.19          $12.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,722          60,290           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                    $16.29          $15.42          $16.13         $13.41          $10.28
    End of period                          $16.34          $16.29          $15.42         $16.13          $13.41
  Accumulation units outstanding
  at the end of period                       -               -             43,779         41,522          65,133

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                    $10.28
    End of period                          $10.28
  Accumulation units outstanding
  at the end of period                       5


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(202)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.16          $11.11         $10.88          $10.71
    End of period                          $11.97          $11.41          $11.16         $11.11          $10.88
  Accumulation units outstanding
  at the end of period                     7,788           3,532           3,698           5,267          4,171

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(202)

  Accumulation unit value:
    Beginning of period                    $10.60
    End of period                          $10.71
  Accumulation units outstanding
  at the end of period                      925

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $6.10           $4.55           $4.57           $4.36           N/A
    End of period                          $6.28           $6.10           $4.55           $4.57           N/A
  Accumulation units outstanding
  at the end of period                     2,484            926            2,872           2,897           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(518)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.51          $10.92         $10.25           N/A
    End of period                          $10.68          $11.75          $10.51         $10.92           N/A
  Accumulation units outstanding
  at the end of period                      262             262             263             263            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                    $16.73          $13.10          $14.09         $13.87          $11.16
    End of period                          $17.59          $16.73          $13.10         $14.09          $13.87
  Accumulation units outstanding
  at the end of period                       -             40,134          74,919         72,636          71,946

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                    $10.83
    End of period                          $11.16
  Accumulation units outstanding
  at the end of period                     4,978


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.13           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,502           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.85          $9.94            N/A             N/A            N/A
    End of period                          $11.15          $11.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             37,063           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(192)

  Accumulation unit value:
    Beginning of period                    $9.87           $8.56           $8.33           $7.59          $5.96
    End of period                          $10.09          $9.87           $8.56           $8.33          $7.59
  Accumulation units outstanding
  at the end of period                     14,470          14,238          15,143         15,333          16,254

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(192)

  Accumulation unit value:
    Beginning of period                    $5.66
    End of period                          $5.96
  Accumulation units outstanding
  at the end of period                     2,464

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $15.04           N/A             N/A             N/A            N/A
    End of period                          $12.13           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      773             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(218)

  Accumulation unit value:
    Beginning of period                    $23.33          $16.90          $15.57         $12.41          $9.68
    End of period                          $24.87          $23.33          $16.90         $15.57          $12.41
  Accumulation units outstanding
  at the end of period                       -             24,241          26,759         24,231          9,984

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(218)

  Accumulation unit value:
    Beginning of period                    $10.01
    End of period                          $9.68
  Accumulation units outstanding
  at the end of period                      418

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(518)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.47          $10.81         $11.09           N/A
    End of period                          $12.75          $12.02          $11.47         $10.81           N/A
  Accumulation units outstanding
  at the end of period                      483             490            2,117           1,932           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(349)

  Accumulation unit value:
    Beginning of period                    $18.82          $15.19          $13.60         $11.54          $9.58
    End of period                          $20.48          $18.82          $15.19         $13.60          $11.54
  Accumulation units outstanding
  at the end of period                     9,255           4,834           1,885           1,811           843

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(737)

  Accumulation unit value:
    Beginning of period                    $13.95          $11.90          $10.91         $10.91           N/A
    End of period                          $13.95          $13.95          $11.90         $10.91           N/A
  Accumulation units outstanding
  at the end of period                    101,932          12,710          6,222            500            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $12.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,039           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(737)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.59          $10.84         $10.84           N/A
    End of period                          $12.43          $10.92          $10.59         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -             1,643           2,157            503            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.43           N/A             N/A             N/A            N/A
    End of period                          $12.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,642            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(576)

  Accumulation unit value:
    Beginning of period                    $28.03          $23.53          $17.45         $14.01           N/A
    End of period                          $37.39          $28.03          $23.53         $17.45           N/A
  Accumulation units outstanding
  at the end of period                     2,015           2,036            855             561            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(576)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                    $18.36          $17.81          $13.17         $11.32          $9.64
    End of period                          $18.92          $18.36          $17.81         $13.17          $11.32
  Accumulation units outstanding
  at the end of period                       -             38,008          32,737         40,041          84,898

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(218)

  Accumulation unit value:
    Beginning of period                    $10.14
    End of period                          $9.64
  Accumulation units outstanding
  at the end of period                      152

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(202)

  Accumulation unit value:
    Beginning of period                    $15.36          $14.20          $12.86         $11.27          $8.49
    End of period                          $16.28          $15.36          $14.20         $12.86          $11.27
  Accumulation units outstanding
  at the end of period                     10,091          9,921           7,954          11,289          10,172

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(202)

  Accumulation unit value:
    Beginning of period                    $7.52
    End of period                          $8.49
  Accumulation units outstanding
  at the end of period                      379


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                    $12.28          $10.82          $10.51          $9.69          $7.69
    End of period                          $12.70          $12.28          $10.82         $10.51          $9.69
  Accumulation units outstanding
  at the end of period                     33,018          35,995          36,653         38,007          31,554

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                    $6.87
    End of period                          $7.69
  Accumulation units outstanding
  at the end of period                     5,344

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,626            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $21.08           N/A             N/A             N/A            N/A
    End of period                          $18.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,817            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(218)

  Accumulation unit value:
    Beginning of period                    $20.50          $18.79          $17.52         $15.83          $10.84
    End of period                          $17.89          $20.50          $18.79         $17.52          $15.83
  Accumulation units outstanding
  at the end of period                       -               -             27,996         27,823          44,869

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(218)

  Accumulation unit value:
    Beginning of period                    $10.83
    End of period                          $10.84
  Accumulation units outstanding
  at the end of period                       5


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(202)

  Accumulation unit value:
    Beginning of period                    $15.70          $13.55          $13.18         $11.39          $7.91
    End of period                          $15.15          $15.70          $13.55         $13.18          $11.39
  Accumulation units outstanding
  at the end of period                     12,063          10,519          7,668           9,826          9,302

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(202)

  Accumulation unit value:
    Beginning of period                    $7.03
    End of period                          $7.91
  Accumulation units outstanding
  at the end of period                      316

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(889)

  Accumulation unit value:
    Beginning of period                    $6.25           $5.80           $5.66            N/A            N/A
    End of period                          $7.06           $6.25           $5.80            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,154           4,154            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(889)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(717)

  Accumulation unit value:
    Beginning of period                    $15.14          $15.59          $11.37         $11.04           N/A
    End of period                          $17.91          $15.14          $15.59         $11.37           N/A
  Accumulation units outstanding
  at the end of period                       -            109,997          91,371         107,613          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $18.02           N/A             N/A             N/A            N/A
    End of period                          $17.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    104,831           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(884)

  Accumulation unit value:
    Beginning of period                    $13.27          $11.99          $11.60           N/A            N/A
    End of period                          $14.49          $13.27          $11.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,265           2,365           2,460            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.72          $11.34          $9.75          $7.03
    End of period                          $15.38          $14.67          $12.72         $11.34          $9.75
  Accumulation units outstanding
  at the end of period                     14,061          13,833          14,459         13,586          11,715

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $7.50
    End of period                          $7.03
  Accumulation units outstanding
  at the end of period                     1,720


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(348)

  Accumulation unit value:
    Beginning of period                    $9.16           $8.85           $8.22           $8.00          $7.15
    End of period                          $9.89           $9.16           $8.85           $8.22          $8.00
  Accumulation units outstanding
  at the end of period                       -             8,531           8,523           8,537          8,474

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $14.38          $14.09          $13.97         $13.56          $13.12
    End of period                          $15.35          $14.38          $14.09         $13.97          $13.56
  Accumulation units outstanding
  at the end of period                     38,702          48,383          42,382         38,365          33,417

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $12.75
    End of period                          $13.12
  Accumulation units outstanding
  at the end of period                     4,386

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(377)

  Accumulation unit value:
    Beginning of period                    $24.29          $21.66          $20.19         $18.12          $16.17
    End of period                          $22.22          $24.29          $21.66         $20.19          $18.12
  Accumulation units outstanding
  at the end of period                     1,916           2,522           2,586           2,676          2,703

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(175)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.50          $13.25
    End of period                           N/A             N/A             N/A           $16.03          $15.50
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            41,576

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $12.65
    End of period                          $13.25
  Accumulation units outstanding
  at the end of period                      881

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.30          $13.12          $13.08         $12.71           N/A
    End of period                          $13.94          $14.30          $13.12         $13.08           N/A
  Accumulation units outstanding
  at the end of period                     10,507          15,590          42,641         52,403           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(175)

  Accumulation unit value:
    Beginning of period                    $22.86          $20.51          $19.83         $18.32          $14.92
    End of period                          $21.27          $22.86          $20.51         $19.83          $18.32
  Accumulation units outstanding
  at the end of period                     4,895           5,500           5,657           9,966          9,820

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(175)

  Accumulation unit value:
    Beginning of period                    $15.87
    End of period                          $14.92
  Accumulation units outstanding
  at the end of period                      214

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $8.74           $8.38           $7.58           $6.48          $4.92
    End of period                          $8.54           $8.74           $8.38           $7.58          $6.48
  Accumulation units outstanding
  at the end of period                       -             15,112          16,109         16,914          16,099

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $5.35
    End of period                          $4.92
  Accumulation units outstanding
  at the end of period                     2,336


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(204)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.29          $8.54
    End of period                           N/A             N/A             N/A           $10.48          $10.29
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             675

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(204)

  Accumulation unit value:
    Beginning of period                    $7.80
    End of period                          $8.54
  Accumulation units outstanding
  at the end of period                      227

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.15          $8.47
    End of period                           N/A             N/A             N/A           $10.37          $10.15
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             558

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(202)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.52          $8.21
    End of period                           N/A             N/A             N/A           $10.75          $10.52
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,546

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(202)

  Accumulation unit value:
    Beginning of period                    $7.35
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                      109


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(234)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28          $8.05
    End of period                           N/A             N/A             N/A           $10.48          $10.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            17,317

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(234)

  Accumulation unit value:
    Beginning of period                    $8.54
    End of period                          $8.05
  Accumulation units outstanding
  at the end of period                     2,928

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(179)

  Accumulation unit value:
    Beginning of period                    $15.46          $13.56          $12.68         $11.42          $9.13
    End of period                          $16.64          $15.46          $13.56         $12.68          $11.42
  Accumulation units outstanding
  at the end of period                     83,858          83,972          84,078         82,694          49,262

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(179)

  Accumulation unit value:
    Beginning of period                    $9.11
    End of period                          $9.13
  Accumulation units outstanding
  at the end of period                     32,364

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.79           N/A             N/A             N/A            N/A
    End of period                          $11.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      458             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(172)

  Accumulation unit value:
    Beginning of period                    $15.40          $13.68          $12.91         $11.75          $9.79
    End of period                          $16.50          $15.40          $13.68         $12.91          $11.75
  Accumulation units outstanding
  at the end of period                    389,325         391,626         386,627         399,979        312,141

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(172)

  Accumulation unit value:
    Beginning of period                    $10.07
    End of period                          $9.79
  Accumulation units outstanding
  at the end of period                     27,291

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.92           N/A             N/A             N/A            N/A
    End of period                          $12.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,007            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(172)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.23          $12.61         $11.67          $10.05
    End of period                          $15.68          $14.63          $13.23         $12.61          $11.67
  Accumulation units outstanding
  at the end of period                    171,819         175,026         188,491         175,371        127,917

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(172)

  Accumulation unit value:
    Beginning of period                    $10.18
    End of period                          $10.05
  Accumulation units outstanding
  at the end of period                     7,355

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.72           N/A             N/A             N/A            N/A
    End of period                          $11.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,896           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(372)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.02          $9.60
    End of period                           N/A             N/A             N/A           $11.27          $11.02
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            20,703

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(231)

  Accumulation unit value:
    Beginning of period                    $26.80          $23.91          $23.03         $21.06          $17.57
    End of period                          $28.41          $26.80          $23.91         $23.03          $21.06
  Accumulation units outstanding
  at the end of period                     7,145           9,967           10,827          9,725          8,588

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(231)

  Accumulation unit value:
    Beginning of period                    $17.72
    End of period                          $17.57
  Accumulation units outstanding
  at the end of period                     1,005


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(318)

  Accumulation unit value:
    Beginning of period                    $12.77          $12.39          $12.23         $12.31          $12.39
    End of period                          $13.19          $12.77          $12.39         $12.23          $12.31
  Accumulation units outstanding
  at the end of period                     55,412          8,120           9,268           9,599          5,123

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(254)

  Accumulation unit value:
    Beginning of period                    $20.91          $17.53          $16.44         $14.53          $11.27
    End of period                          $22.23          $20.91          $17.53         $16.44          $14.53
  Accumulation units outstanding
  at the end of period                     2,126           1,549           2,683           2,218          2,385

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(254)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $30.25          $26.98          $25.79         $23.80          $18.49
    End of period                          $32.84          $30.25          $26.98         $25.79          $23.80
  Accumulation units outstanding
  at the end of period                     8,830           5,531           6,567           6,530          6,088

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $19.15
    End of period                          $18.49
  Accumulation units outstanding
  at the end of period                      747

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $39.67          $37.67          $33.48         $28.76          $21.05
    End of period                          $45.85          $39.67          $37.67         $33.48          $28.76
  Accumulation units outstanding
  at the end of period                     17,964          5,949           8,052           8,580          5,957

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(176)

  Accumulation unit value:
    Beginning of period                    $21.31
    End of period                          $21.05
  Accumulation units outstanding
  at the end of period                      639


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(176)

  Accumulation unit value:
    Beginning of period                    $16.38          $13.84          $13.22         $11.63          $9.09
    End of period                          $16.29          $16.38          $13.84         $13.22          $11.63
  Accumulation units outstanding
  at the end of period                     20,993          20,624          25,139         29,364          22,534

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(176)

  Accumulation unit value:
    Beginning of period                    $9.31
    End of period                          $9.09
  Accumulation units outstanding
  at the end of period                     2,713

Accumulation Unit Values
Contract with Endorsements - 1.45%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1263)

  Accumulation unit value:
    Beginning of period                    $12.24           N/A             N/A             N/A            N/A
    End of period                          $12.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,560           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1263)

  Accumulation unit value:
    Beginning of period                    $19.57           N/A             N/A             N/A            N/A
    End of period                          $20.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,117           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1339)

  Accumulation unit value:
    Beginning of period                    $17.61           N/A             N/A             N/A            N/A
    End of period                          $17.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      568             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1339)

  Accumulation unit value:
    Beginning of period                    $12.73           N/A             N/A             N/A            N/A
    End of period                          $14.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,178            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1263)

  Accumulation unit value:
    Beginning of period                    $21.50           N/A             N/A             N/A            N/A
    End of period                          $19.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,065            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1263)

  Accumulation unit value:
    Beginning of period                    $17.40           N/A             N/A             N/A            N/A
    End of period                          $15.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,261            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1339)

  Accumulation unit value:
    Beginning of period                    $13.58           N/A             N/A             N/A            N/A
    End of period                          $12.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,683            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.84           N/A             N/A             N/A            N/A
    End of period                          $13.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,098           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1263)

  Accumulation unit value:
    Beginning of period                    $15.91           N/A             N/A             N/A            N/A
    End of period                          $16.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,844            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1263)

  Accumulation unit value:
    Beginning of period                    $12.12           N/A             N/A             N/A            N/A
    End of period                          $12.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,973           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1263)

  Accumulation unit value:
    Beginning of period                    $15.69           N/A             N/A             N/A            N/A
    End of period                          $15.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,943            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1263)

  Accumulation unit value:
    Beginning of period                    $14.42           N/A             N/A             N/A            N/A
    End of period                          $15.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,104           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return
Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $10.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    103,122           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return
Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1263)

  Accumulation unit value:
    Beginning of period                    $14.48           N/A             N/A             N/A            N/A
    End of period                          $15.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,025           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1263)

  Accumulation unit value:
    Beginning of period                    $14.52           N/A             N/A             N/A            N/A
    End of period                          $13.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,983           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1339)

  Accumulation unit value:
    Beginning of period                    $16.67           N/A             N/A             N/A            N/A
    End of period                          $16.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,500            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1263)

  Accumulation unit value:
    Beginning of period                    $16.26           N/A             N/A             N/A            N/A
    End of period                          $16.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,392           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(454)

  Accumulation unit value:
    Beginning of period                    $17.58          $14.56          $13.35         $11.65          $10.85
    End of period                          $19.01          $17.58          $14.56         $13.35          $11.65
  Accumulation units outstanding
  at the end of period                     2,107           2,122           2,141           2,114            75

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(433)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.78          $11.15         $10.29          $9.92
    End of period                          $14.27          $12.52          $11.78         $11.15          $10.29
  Accumulation units outstanding
  at the end of period                     4,273           4,246           4,250           4,601           807

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $16.04           N/A             N/A             N/A            N/A
    End of period                          $13.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       85             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(433)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.70          $11.89         $11.30          $10.96
    End of period                          $15.72          $14.33          $12.70         $11.89          $11.30
  Accumulation units outstanding
  at the end of period                     7,200           7,020           6,853           7,330          4,238

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $19.78          $19.13          $17.29         $16.71          $15.93
    End of period                          $21.48          $19.78          $19.13         $17.29          $16.71
  Accumulation units outstanding
  at the end of period                       -             5,455           5,201           5,615           270

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(491)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.86           $9.70           N/A
    End of period                           N/A             N/A            $8.97           $9.86           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,334           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(491)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.00          $10.15          $9.41          $9.07
    End of period                          $12.77          $12.01          $11.00         $10.15          $9.41
  Accumulation units outstanding
  at the end of period                     2,805           2,827           3,242           2,873           749

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.86           N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,894            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $19.21          $17.36          $17.05         $16.27          $15.34
    End of period                          $19.04          $19.21          $17.36         $17.05          $16.27
  Accumulation units outstanding
  at the end of period                     1,875           1,900           1,902           2,358          1,614

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(454)

  Accumulation unit value:
    Beginning of period                    $23.19          $19.60          $19.41         $16.58          $16.82
    End of period                          $25.61          $23.19          $19.60         $19.41          $16.58
  Accumulation units outstanding
  at the end of period                     2,930           3,058           3,158           3,520            25

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      503             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      154             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $19.24          $18.65          $18.45         $17.52          $17.12
    End of period                          $20.28          $19.24          $18.65         $18.45          $17.52
  Accumulation units outstanding
  at the end of period                     3,135           3,322           3,234           2,906           484

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(500)

  Accumulation unit value:
    Beginning of period                    $15.79          $12.14          $10.39          $9.06           N/A
    End of period                          $17.41          $15.79          $12.14         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     4,254           4,396           3,285           2,846           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(577)

  Accumulation unit value:
    Beginning of period                    $24.02          $21.76          $20.81         $17.66           N/A
    End of period                          $25.55          $24.02          $21.76         $20.81           N/A
  Accumulation units outstanding
  at the end of period                      242             164             165             165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $15.83          $15.56          $15.43         $15.09          $14.88
    End of period                          $16.59          $15.83          $15.56         $15.43          $15.09
  Accumulation units outstanding
  at the end of period                     3,924           4,262           4,189           4,146          2,244

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(433)

  Accumulation unit value:
    Beginning of period                    $20.72          $18.36          $17.13         $13.94          $13.26
    End of period                          $19.88          $20.72          $18.36         $17.13          $13.94
  Accumulation units outstanding
  at the end of period                     6,147           6,362           5,486           5,537          2,429

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(445)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.98          $14.53         $12.79          $11.99
    End of period                          $15.83          $17.24          $14.98         $14.53          $12.79
  Accumulation units outstanding
  at the end of period                     7,146           6,912           7,086           7,118          2,931

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.63          $12.07           N/A             N/A            N/A
    End of period                          $12.09          $12.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,190          19,545           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                    $16.20          $15.34          $16.06         $13.37          $11.59
    End of period                          $16.22          $16.20          $15.34         $16.06          $13.37
  Accumulation units outstanding
  at the end of period                       -               -             15,894         15,776          2,398

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(485)

  Accumulation unit value:
    Beginning of period                    $11.35          $11.12          $11.08         $10.85          $10.84
    End of period                          $11.90          $11.35          $11.12         $11.08          $10.85
  Accumulation units outstanding
  at the end of period                     1,163           3,824           3,712           3,631           719

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(552)

  Accumulation unit value:
    Beginning of period                    $6.06           $4.52           $4.54           $4.18           N/A
    End of period                          $6.22           $6.06           $4.52           $4.54           N/A
  Accumulation units outstanding
  at the end of period                      174             175             176             177            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(528)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.44          $10.86         $10.31           N/A
    End of period                          $10.59          $11.66          $10.44         $10.86           N/A
  Accumulation units outstanding
  at the end of period                      314             315             316             318            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                    $16.64          $13.05          $14.05         $13.84          $12.11
    End of period                          $17.49          $16.64          $13.05         $14.05          $13.84
  Accumulation units outstanding
  at the end of period                       -             16,982          17,162         16,871          2,324

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.11           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,097            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(998)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.02           N/A             N/A            N/A
    End of period                          $11.13          $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,215            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(998)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(454)

  Accumulation unit value:
    Beginning of period                    $9.78           $8.50           $8.28           $7.55          $7.16
    End of period                          $10.00          $9.78           $8.50           $8.28          $7.55
  Accumulation units outstanding
  at the end of period                     10,555          10,971          10,993         10,004           455

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $14.78          $12.64          $12.10         $11.19           N/A
    End of period                          $12.03          $14.78          $12.64         $12.10           N/A
  Accumulation units outstanding
  at the end of period                      744             747             750             785            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(439)

  Accumulation unit value:
    Beginning of period                    $23.21          $16.84          $15.52         $12.39          $11.84
    End of period                          $24.74          $23.21          $16.84         $15.52          $12.39
  Accumulation units outstanding
  at the end of period                       -             15,045          15,463         15,654          1,852

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.39          $10.75         $10.84           N/A
    End of period                          $12.64          $11.93          $11.39         $10.75           N/A
  Accumulation units outstanding
  at the end of period                     4,166           5,067           5,052           5,098           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(485)

  Accumulation unit value:
    Beginning of period                    $18.73          $15.14          $13.56         $11.52          $11.46
    End of period                          $20.36          $18.73          $15.14         $13.56          $11.52
  Accumulation units outstanding
  at the end of period                     1,859           1,994           2,213           1,827           227

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                    $13.92          $11.89          $10.00           N/A            N/A
    End of period                          $13.91          $13.92          $11.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,778          25,590          22,032           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(711)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.58          $10.84         $10.53           N/A
    End of period                          $12.39          $10.90          $10.58         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -             2,375            145             126            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.39           N/A             N/A             N/A            N/A
    End of period                          $12.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,407            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $27.84          $23.39          $17.36         $13.66           N/A
    End of period                          $37.09          $27.84          $23.39         $17.36           N/A
  Accumulation units outstanding
  at the end of period                      452              70             241             79             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                    $18.26          $17.73          $13.12         $11.29          $10.25
    End of period                          $18.81          $18.26          $17.73         $13.12          $11.29
  Accumulation units outstanding
  at the end of period                       -             15,613          16,657         17,018          3,085

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(448)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.15          $12.83         $11.24          $10.86
    End of period                          $16.18          $15.29          $14.15         $12.83          $11.24
  Accumulation units outstanding
  at the end of period                     7,678           7,519           7,621           7,160          1,240

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(448)

  Accumulation unit value:
    Beginning of period                    $12.22          $10.78          $10.48          $9.67          $9.15
    End of period                          $12.62          $12.22          $10.78         $10.48          $9.67
  Accumulation units outstanding
  at the end of period                     18,410          22,495          25,619         25,462          1,467

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.92           N/A             N/A             N/A            N/A
    End of period                          $18.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,472            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(439)

  Accumulation unit value:
    Beginning of period                    $20.37          $18.67          $17.43         $15.76          $14.67
    End of period                          $17.74          $20.37          $18.67         $17.43          $15.76
  Accumulation units outstanding
  at the end of period                       -               -             3,979           4,426          1,425

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(485)

  Accumulation unit value:
    Beginning of period                    $15.62          $13.50          $13.14         $11.36          $11.53
    End of period                          $15.06          $15.62          $13.50         $13.14          $11.36
  Accumulation units outstanding
  at the end of period                     2,447           2,432           2,615           3,019           225

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(499)

  Accumulation unit value:
    Beginning of period                    $6.21           $5.76           $5.71           $6.20           N/A
    End of period                          $7.01           $6.21           $5.76           $5.71           N/A
  Accumulation units outstanding
  at the end of period                     1,035           1,036           1,036           1,094           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(711)

  Accumulation unit value:
    Beginning of period                    $15.10          $15.57          $11.37         $10.72           N/A
    End of period                          $17.85          $15.10          $15.57         $11.37           N/A
  Accumulation units outstanding
  at the end of period                       -             1,943            116             133            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.96           N/A             N/A             N/A            N/A
    End of period                          $17.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,866            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $13.24          $11.98          $10.43           N/A            N/A
    End of period                          $14.44          $13.24          $11.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,766           4,786           4,808            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.66          $11.30          $9.72          $9.03
    End of period                          $15.27          $14.58          $12.66         $11.30          $9.72
  Accumulation units outstanding
  at the end of period                     6,749           7,231           8,478           8,412           643

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(487)

  Accumulation unit value:
    Beginning of period                    $9.08           $8.79           $8.18           $7.96           N/A
    End of period                          $9.81           $9.08           $8.79           $8.18           N/A
  Accumulation units outstanding
  at the end of period                       -             9,537           9,542          10,310           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.98          $13.87         $13.48          $13.31
    End of period                          $15.20          $14.25          $13.98         $13.87          $13.48
  Accumulation units outstanding
  at the end of period                     15,013          15,773          15,581         15,485          5,099

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(518)

  Accumulation unit value:
    Beginning of period                    $24.01          $21.43          $20.00         $18.64           N/A
    End of period                          $21.94          $24.01          $21.43         $20.00           N/A
  Accumulation units outstanding
  at the end of period                      463             317             319             321            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(433)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.37          $14.88
    End of period                           N/A             N/A             N/A           $15.88          $15.37
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,529

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.02          $12.99         $12.63           N/A
    End of period                          $13.81          $14.17          $13.02         $12.99           N/A
  Accumulation units outstanding
  at the end of period                     7,536           7,920           7,993           7,851           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $22.60          $20.29          $19.64         $18.16          $17.07
    End of period                          $21.01          $22.60          $20.29         $19.64          $18.16
  Accumulation units outstanding
  at the end of period                     2,203           2,216           2,218           2,220           398

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(503)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.33           $7.54           $6.75           N/A
    End of period                          $8.48           $8.68           $8.33           $7.54           N/A
  Accumulation units outstanding
  at the end of period                       -              738             738            1,860           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(946)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(946)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(488)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08           N/A
    End of period                           N/A             N/A             N/A           $10.16           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(488)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(944)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(944)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(561)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.66           N/A
    End of period                           N/A             N/A             N/A           $10.68           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(561)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(439)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23          $9.48
    End of period                           N/A             N/A             N/A           $10.42          $10.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,103

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(486)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.46          $12.59         $11.35          $11.35
    End of period                          $16.48          $15.32          $13.46         $12.59          $11.35
  Accumulation units outstanding
  at the end of period                     44,377          44,769          46,462         47,686          17,618

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(730)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.54          $10.31         $10.29           N/A
    End of period                          $11.72          $11.20          $10.54         $10.31           N/A
  Accumulation units outstanding
  at the end of period                      715             721             727             733            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.57          $12.82         $11.68          $11.01
    End of period                          $16.34          $15.26          $13.57         $12.82          $11.68
  Accumulation units outstanding
  at the end of period                     76,724          77,377          82,696         71,013          6,980

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.13          $12.52         $11.60          $11.02
    End of period                          $15.52          $14.51          $13.13         $12.52          $11.60
  Accumulation units outstanding
  at the end of period                    108,981         109,353         108,204         108,061         5,622

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(488)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.07           N/A
    End of period                           N/A             N/A             N/A           $11.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(488)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $26.49          $23.66          $22.81         $20.88          $19.74
    End of period                          $28.05          $26.49          $23.66         $22.81          $20.88
  Accumulation units outstanding
  at the end of period                     1,990           1,945           1,931           1,937           720

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(454)

  Accumulation unit value:
    Beginning of period                    $12.63          $12.27          $12.12         $12.21          $12.22
    End of period                          $13.03          $12.63          $12.27         $12.12          $12.21
  Accumulation units outstanding
  at the end of period                      202             205             759             105            105

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(433)

  Accumulation unit value:
    Beginning of period                    $20.83          $17.48          $16.41         $14.51          $13.36
    End of period                          $22.12          $20.83          $17.48         $16.41          $14.51
  Accumulation units outstanding
  at the end of period                     12,530          5,836           1,934           1,873           504

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $29.90          $26.69          $25.54         $23.60          $22.25
    End of period                          $32.43          $29.90          $26.69         $25.54          $23.60
  Accumulation units outstanding
  at the end of period                     9,749           4,044           4,869           3,890           467

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(445)

  Accumulation unit value:
    Beginning of period                    $39.21          $37.27          $33.16         $28.51          $27.40
    End of period                          $45.27          $39.21          $37.27         $33.16          $28.51
  Accumulation units outstanding
  at the end of period                     4,106           4,238           4,917           5,248          2,026

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(433)

  Accumulation unit value:
    Beginning of period                    $16.27          $13.76          $13.16         $11.59          $10.71
    End of period                          $16.16          $16.27          $13.76         $13.16          $11.59
  Accumulation units outstanding
  at the end of period                     3,046           3,409           10,412         10,559          1,739

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(776)

  Accumulation unit value:
    Beginning of period                    $12.48          $11.75          $10.95           N/A            N/A
    End of period                          $14.23          $12.48          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      296             296             296             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $16.18           N/A             N/A             N/A            N/A
    End of period                          $13.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      497             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1034)

  Accumulation unit value:
    Beginning of period                    $14.29          $13.79           N/A             N/A            N/A
    End of period                          $15.67          $14.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       86             521             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(588)

  Accumulation unit value:
    Beginning of period                    $19.67          $19.03          $17.21         $16.70           N/A
    End of period                          $21.36          $19.67          $19.03         $17.21           N/A
  Accumulation units outstanding
  at the end of period                       -              474             474             471            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(499)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.97          $10.12          $9.62           N/A
    End of period                          $12.72          $11.97          $10.97         $10.12           N/A
  Accumulation units outstanding
  at the end of period                      134             265             265             846            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(588)

  Accumulation unit value:
    Beginning of period                    $27.32          $26.53          $25.74         $24.75           N/A
    End of period                          $29.52          $27.32          $26.53         $25.74           N/A
  Accumulation units outstanding
  at the end of period                      234             244             244             244            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.12          $17.28          $16.98         $15.95           N/A
    End of period                          $18.93          $19.12          $17.28         $16.98           N/A
  Accumulation units outstanding
  at the end of period                      616             618             620             620            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(549)

  Accumulation unit value:
    Beginning of period                    $23.08          $19.52          $19.33         $17.76           N/A
    End of period                          $25.47          $23.08          $19.52         $19.33           N/A
  Accumulation units outstanding
  at the end of period                      622             106             106             106            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.17           N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              931             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(535)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.55          $18.36         $17.69           N/A
    End of period                          $20.15          $19.13          $18.55         $18.36           N/A
  Accumulation units outstanding
  at the end of period                     2,008           2,008           2,009           1,443           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(588)

  Accumulation unit value:
    Beginning of period                    $15.72          $12.09          $10.36          $8.81           N/A
    End of period                          $17.32          $15.72          $12.09         $10.36           N/A
  Accumulation units outstanding
  at the end of period                      707            1,185            644             644            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1034)

  Accumulation unit value:
    Beginning of period                    $23.88          $23.46           N/A             N/A            N/A
    End of period                          $25.39          $23.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       51             306             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(535)

  Accumulation unit value:
    Beginning of period                    $15.74          $15.48          $15.36         $15.38           N/A
    End of period                          $16.48          $15.74          $15.48         $15.36           N/A
  Accumulation units outstanding
  at the end of period                     3,308           3,315           3,312           2,159           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(776)

  Accumulation unit value:
    Beginning of period                    $20.63          $18.28          $16.91           N/A            N/A
    End of period                          $19.78          $20.63          $18.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                       54              54              54             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(549)

  Accumulation unit value:
    Beginning of period                    $17.17          $14.93          $14.49         $13.36           N/A
    End of period                          $15.75          $17.17          $14.93         $14.49           N/A
  Accumulation units outstanding
  at the end of period                     1,091           1,128           1,128           1,509           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.58          $12.03           N/A             N/A            N/A
    End of period                          $12.03          $12.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,266           6,267            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                    $16.17          $15.31          $16.04         $13.39           N/A
    End of period                          $16.18          $16.17          $15.31         $16.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,662           4,663           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(549)

  Accumulation unit value:
    Beginning of period                    $11.33          $11.10          $11.07         $11.05           N/A
    End of period                          $11.87          $11.33          $11.10         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     2,507           2,507           2,508           1,563           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1166)

  Accumulation unit value:
    Beginning of period                    $6.03           $5.54            N/A             N/A            N/A
    End of period                          $6.19           $6.03            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,019            527             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(560)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.41          $10.83         $10.16           N/A
    End of period                          $10.54          $11.62          $10.41         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     1,211           1,211           1,211           1,211           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                    $16.61          $13.03          $14.03         $13.91           N/A
    End of period                          $17.45          $16.61          $13.03         $14.03           N/A
  Accumulation units outstanding
  at the end of period                       -             6,753           7,224           5,778           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                    $9.75           $8.47           $8.25           $7.61           N/A
    End of period                          $9.96           $9.75           $8.47           $8.25           N/A
  Accumulation units outstanding
  at the end of period                     3,839           3,935           3,935           3,915           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.60          $12.06         $10.94           N/A
    End of period                          $11.98          $14.72          $12.60         $12.06           N/A
  Accumulation units outstanding
  at the end of period                     1,124           1,124           1,124           1,124           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(505)

  Accumulation unit value:
    Beginning of period                    $23.16          $16.81          $15.50         $13.11           N/A
    End of period                          $24.68          $23.16          $16.81         $15.50           N/A
  Accumulation units outstanding
  at the end of period                       -             3,162           3,634           2,170           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(588)

  Accumulation unit value:
    Beginning of period                    $18.68          $15.11          $13.54         $11.69           N/A
    End of period                          $20.30          $18.68          $15.11         $13.54           N/A
  Accumulation units outstanding
  at the end of period                      671             691             691             699            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $14.44           N/A             N/A             N/A            N/A
    End of period                          $13.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,892           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $11.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      940             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $27.72          $23.31          $17.30         $14.56           N/A
    End of period                          $36.92          $27.72          $23.31         $17.30           N/A
  Accumulation units outstanding
  at the end of period                      275             410              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                    $18.22          $17.70          $13.10         $11.31           N/A
    End of period                          $18.76          $18.22          $17.70         $13.10           N/A
  Accumulation units outstanding
  at the end of period                       -             2,644           2,923           2,083           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(541)

  Accumulation unit value:
    Beginning of period                    $15.26          $14.12          $12.81         $11.28           N/A
    End of period                          $16.14          $15.26          $14.12         $12.81           N/A
  Accumulation units outstanding
  at the end of period                      485             563             558             559            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(454)

  Accumulation unit value:
    Beginning of period                    $12.19          $10.76          $10.47          $9.66          $9.20
    End of period                          $12.59          $12.19          $10.76         $10.47          $9.66
  Accumulation units outstanding
  at the end of period                     2,360           2,250           1,992           1,992          1,687

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.85           N/A             N/A             N/A            N/A
    End of period                          $18.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      975             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(505)

  Accumulation unit value:
    Beginning of period                    $20.33          $18.64          $17.41         $15.40           N/A
    End of period                          $17.69          $20.33          $18.64         $17.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,702           1,702           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(541)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.47          $13.13         $11.36           N/A
    End of period                          $15.02          $15.58          $13.47         $13.13           N/A
  Accumulation units outstanding
  at the end of period                       -               49              47             50             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(824)

  Accumulation unit value:
    Beginning of period                    $15.09          $15.56          $11.96           N/A            N/A
    End of period                          $17.83          $15.09          $15.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              656             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(824)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(549)

  Accumulation unit value:
    Beginning of period                    $14.54          $12.63          $11.27         $10.19           N/A
    End of period                          $15.22          $14.54          $12.63         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     1,532           1,347           1,131           1,132           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(535)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.93          $13.83         $13.72           N/A
    End of period                          $15.12          $14.19          $13.93         $13.83           N/A
  Accumulation units outstanding
  at the end of period                     1,154           1,155           1,155           1,407           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(535)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(588)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.07           N/A
    End of period                           N/A             N/A             N/A           $15.81           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.97          $12.95         $12.59           N/A
    End of period                          $13.74          $14.11          $12.97         $12.95           N/A
  Accumulation units outstanding
  at the end of period                     2,528           2,547           2,547           1,730           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(578)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07           N/A
    End of period                           N/A             N/A             N/A           $10.44           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(578)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.61           N/A
    End of period                           N/A             N/A             N/A           $10.65           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(429)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20          $9.53
    End of period                           N/A             N/A             N/A           $10.38          $10.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             327

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.41          $12.55         $11.54           N/A
    End of period                          $16.40          $15.26          $13.41         $12.55           N/A
  Accumulation units outstanding
  at the end of period                     3,978           4,256           5,604           1,385           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.53          $10.31          $9.94           N/A
    End of period                          $11.70          $11.18          $10.53         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              779            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(482)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.52          $12.78         $11.65          $11.53
    End of period                          $16.26          $15.20          $13.52         $12.78          $11.65
  Accumulation units outstanding
  at the end of period                     7,255           8,234           9,340          10,567           226

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(482)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.08          $12.48         $11.57          $11.03
    End of period                          $15.45          $14.44          $13.08         $12.48          $11.57
  Accumulation units outstanding
  at the end of period                     15,556          20,733          22,686         23,641           282

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.92          $10.40
    End of period                           N/A             N/A             N/A           $11.18          $10.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(498)

  Accumulation unit value:
    Beginning of period                    $26.34          $23.53          $22.70         $21.15           N/A
    End of period                          $27.87          $26.34          $23.53         $22.70           N/A
  Accumulation units outstanding
  at the end of period                     1,801           1,814           1,697           2,325           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(493)

  Accumulation unit value:
    Beginning of period                    $20.78          $17.45          $16.39         $14.64           N/A
    End of period                          $22.07          $20.78          $17.45         $16.39           N/A
  Accumulation units outstanding
  at the end of period                      848            1,188            800            1,282           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $29.73          $26.55          $25.42         $23.49          $22.17
    End of period                          $32.23          $29.73          $26.55         $25.42          $23.49
  Accumulation units outstanding
  at the end of period                      991             694             695            1,047           162

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $38.98          $37.07          $33.00         $28.79           N/A
    End of period                          $44.99          $38.98          $37.07         $33.00           N/A
  Accumulation units outstanding
  at the end of period                     1,020           1,030           1,032           1,038           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(435)

  Accumulation unit value:
    Beginning of period                    $16.21          $13.72          $13.13         $11.57          $10.65
    End of period                          $16.10          $16.21          $13.72         $13.13          $11.57
  Accumulation units outstanding
  at the end of period                     1,523           1,649           3,431           8,829           721

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.41          $13.22         $11.48           N/A
    End of period                          $18.77          $17.38          $14.41         $13.22           N/A
  Accumulation units outstanding
  at the end of period                     33,738          13,747          4,049            642            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $12.45          $11.73          $11.11         $10.27          $9.93
    End of period                          $14.18          $12.45          $11.73         $11.11          $10.27
  Accumulation units outstanding
  at the end of period                     39,194          31,855          13,688          5,460          1,013

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.37           N/A
    End of period                           N/A             N/A             N/A            $9.18           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(884)

  Accumulation unit value:
    Beginning of period                    $15.54          $11.58          $11.60           N/A            N/A
    End of period                          $13.00          $15.54          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,614          35,392          9,733            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(492)

  Accumulation unit value:
    Beginning of period                    $14.25          $12.65          $11.85         $11.63           N/A
    End of period                          $15.62          $14.25          $12.65         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     16,817          10,238          6,412           3,050           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(488)

  Accumulation unit value:
    Beginning of period                    $19.56          $18.94          $17.13         $16.82           N/A
    End of period                          $21.24          $19.56          $18.94         $17.13           N/A
  Accumulation units outstanding
  at the end of period                       -             6,006           4,356           4,354           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(488)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.80           $9.57           N/A
    End of period                           N/A             N/A            $8.90           $9.80           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             5,128           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(475)

  Accumulation unit value:
    Beginning of period                    $11.93          $10.94          $10.10          $9.38          $9.18
    End of period                          $12.68          $11.93          $10.94         $10.10          $9.38
  Accumulation units outstanding
  at the end of period                     34,661          25,372          8,344           4,123          1,089

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(614)

  Accumulation unit value:
    Beginning of period                    $25.46          $22.83          $22.77         $20.72           N/A
    End of period                          $30.23          $25.46          $22.83         $22.77           N/A
  Accumulation units outstanding
  at the end of period                     7,398           1,415            564             609            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(475)

  Accumulation unit value:
    Beginning of period                    $27.17          $26.39          $25.62         $23.31          $22.26
    End of period                          $29.33          $27.17          $26.39         $25.62          $23.31
  Accumulation units outstanding
  at the end of period                     12,744          4,246           2,466           1,777           449

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,273           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.95           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,110            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(494)

  Accumulation unit value:
    Beginning of period                    $19.02          $17.20          $16.91         $16.32           N/A
    End of period                          $18.82          $19.02          $17.20         $16.91           N/A
  Accumulation units outstanding
  at the end of period                     5,503           6,084           4,969           4,675           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(496)

  Accumulation unit value:
    Beginning of period                    $22.96          $19.42          $19.25         $17.38           N/A
    End of period                          $25.32          $22.96          $19.42         $19.25           N/A
  Accumulation units outstanding
  at the end of period                     17,575          12,186          5,389           3,028           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(496)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    493,893           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,989           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.86            N/A             N/A            N/A
    End of period                          $10.89          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,210          21,108           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.75            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    278,396           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(891)

  Accumulation unit value:
    Beginning of period                    $12.64          $10.91          $10.85           N/A            N/A
    End of period                          $11.68          $12.64          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,637          19,472          2,435            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(429)

  Accumulation unit value:
    Beginning of period                    $19.01          $18.46          $18.27         $17.37          $16.99
    End of period                          $20.02          $19.01          $18.46         $18.27          $17.37
  Accumulation units outstanding
  at the end of period                     30,931          20,665          6,746           5,845           294

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(909)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.27          $11.26           N/A            N/A
    End of period                          $12.98          $12.84          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,253          14,226           895             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(909)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.99            N/A             N/A            N/A
    End of period                          $10.52          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,616          8,296            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(577)

  Accumulation unit value:
    Beginning of period                    $15.65          $12.05          $10.32          $8.52           N/A
    End of period                          $17.24          $15.65          $12.05         $10.32           N/A
  Accumulation units outstanding
  at the end of period                     94,730          42,533          7,850           3,208           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(593)

  Accumulation unit value:
    Beginning of period                    $23.74          $21.53          $20.61         $18.02           N/A
    End of period                          $25.23          $23.74          $21.53         $20.61           N/A
  Accumulation units outstanding
  at the end of period                     4,688            762            1,113           1,001           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(548)

  Accumulation unit value:
    Beginning of period                    $15.65          $15.40          $15.29         $15.25           N/A
    End of period                          $16.38          $15.65          $15.40         $15.29           N/A
  Accumulation units outstanding
  at the end of period                     20,720          6,551           3,315           1,120           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(548)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.87          $8.77            N/A             N/A            N/A
    End of period                          $14.11          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,544          5,171            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(431)

  Accumulation unit value:
    Beginning of period                    $20.54          $18.21          $17.01         $13.86          $13.16
    End of period                          $19.68          $20.54          $18.21         $17.01          $13.86
  Accumulation units outstanding
  at the end of period                     37,178          19,713          14,271          8,371           957

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(431)

  Accumulation unit value:
    Beginning of period                    $17.09          $14.87          $14.44         $12.71          $11.80
    End of period                          $15.67          $17.09          $14.87         $14.44          $12.71
  Accumulation units outstanding
  at the end of period                     23,316          14,867          10,038          8,057            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1340)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    152,119           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1340)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.53          $11.99           N/A             N/A            N/A
    End of period                          $11.98          $12.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    110,495         124,288           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                    $16.14          $15.28          $16.02         $13.35          $11.45
    End of period                          $16.13          $16.14          $15.28         $16.02          $13.35
  Accumulation units outstanding
  at the end of period                       -               -             66,870         46,267          7,806

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(449)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.07          $11.05         $10.83          $10.68
    End of period                          $11.83          $11.30          $11.07         $11.05          $10.83
  Accumulation units outstanding
  at the end of period                    140,774          78,957          49,750         20,934          5,062

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $6.01           $4.49           $4.52           $4.01           N/A
    End of period                          $6.17           $6.01           $4.49           $4.52           N/A
  Accumulation units outstanding
  at the end of period                     26,818          23,805          6,799           3,544           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.37          $10.80          $9.92           N/A
    End of period                          $10.50          $11.58          $10.37         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     8,237           7,496           4,679            998            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                    $16.57          $13.00          $14.01         $13.82          $12.07
    End of period                          $17.41          $16.57          $13.00         $14.01          $13.82
  Accumulation units outstanding
  at the end of period                       -             79,243          57,260         43,388          8,201

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.09           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    121,963           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.83          $9.94            N/A             N/A            N/A
    End of period                          $11.11          $11.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             81,011           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(429)

  Accumulation unit value:
    Beginning of period                    $9.71           $8.44           $8.23           $7.52          $6.95
    End of period                          $9.91           $9.71           $8.44           $8.23          $7.52
  Accumulation units outstanding
  at the end of period                     20,388          11,816          12,000         10,889          4,565

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(599)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.56          $12.03         $10.86           N/A
    End of period                          $11.93          $14.67          $12.56         $12.03           N/A
  Accumulation units outstanding
  at the end of period                     18,705          11,403          2,734           1,514           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(423)

  Accumulation unit value:
    Beginning of period                    $23.11          $16.78          $15.48         $12.37          $11.76
    End of period                          $24.62          $23.11          $16.78         $15.48          $12.37
  Accumulation units outstanding
  at the end of period                       -            103,497          77,451         39,454          5,684

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(526)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.32          $10.69         $10.94           N/A
    End of period                          $12.53          $11.84          $11.32         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     32,076          24,278          17,050          9,780           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1356)

  Accumulation unit value:
    Beginning of period                    $10.39           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,083           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $18.63          $15.08          $13.52         $11.50          $10.18
    End of period                          $20.24          $18.63          $15.08         $13.52          $11.50
  Accumulation units outstanding
  at the end of period                    118,856          80,317          45,075         25,241          2,184

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.89          $11.88          $10.90          $9.73           N/A
    End of period                          $13.86          $13.89          $11.88         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   2,931,966       1,614,078        556,932         44,342           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.17            N/A             N/A            N/A
    End of period                          $11.98          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    134,068          48,981           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(728)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.57          $10.84         $10.63           N/A
    End of period                          $12.35          $10.87          $10.57         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -             39,678          21,112          3,432           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.35           N/A             N/A             N/A            N/A
    End of period                          $12.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,862           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,830           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1321)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(593)

  Accumulation unit value:
    Beginning of period                    $27.61          $23.23          $17.26         $14.02           N/A
    End of period                          $36.76          $27.61          $23.23         $17.26           N/A
  Accumulation units outstanding
  at the end of period                     35,426          21,887          11,590          1,808           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                    $18.18          $17.67          $13.09         $11.28          $10.21
    End of period                          $18.72          $18.18          $17.67         $13.09          $11.28
  Accumulation units outstanding
  at the end of period                       -             86,543          57,942         39,301          8,627

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $10.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,279            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1190)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.18           N/A             N/A            N/A
    End of period                          $10.95          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              994             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1190)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(423)

  Accumulation unit value:
    Beginning of period                    $15.21          $14.09          $12.79         $11.22          $10.23
    End of period                          $16.09          $15.21          $14.09         $12.79          $11.22
  Accumulation units outstanding
  at the end of period                    157,287         141,962         113,625         84,422          3,582

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(423)

  Accumulation unit value:
    Beginning of period                    $12.16          $10.73          $10.45          $9.65          $8.86
    End of period                          $12.55          $12.16          $10.73         $10.45          $9.65
  Accumulation units outstanding
  at the end of period                    298,714         224,027         154,644         132,419         12,253

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,728            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.77           N/A             N/A             N/A            N/A
    End of period                          $18.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,095           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(449)

  Accumulation unit value:
    Beginning of period                    $20.29          $18.61          $17.39         $15.74          $15.63
    End of period                          $17.64          $20.29          $18.61         $17.39          $15.74
  Accumulation units outstanding
  at the end of period                       -               -             32,287         20,660          4,118

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(423)

  Accumulation unit value:
    Beginning of period                    $15.54          $13.44          $13.11         $11.34          $10.28
    End of period                          $14.97          $15.54          $13.44         $13.11          $11.34
  Accumulation units outstanding
  at the end of period                    134,926         126,439          99,318         71,452          2,580

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(423)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(599)

  Accumulation unit value:
    Beginning of period                    $6.16           $5.72           $5.68           $5.52           N/A
    End of period                          $6.95           $6.16           $5.72           $5.68           N/A
  Accumulation units outstanding
  at the end of period                     62,598          28,844          16,199          8,839           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(691)

  Accumulation unit value:
    Beginning of period                    $15.07          $15.55          $11.37          $9.76           N/A
    End of period                          $17.80          $15.07          $15.55         $11.37           N/A
  Accumulation units outstanding
  at the end of period                       -            214,573          95,734          9,592           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.90           N/A             N/A             N/A            N/A
    End of period                          $17.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    235,934           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(708)

  Accumulation unit value:
    Beginning of period                    $13.21          $11.96          $11.07         $10.59           N/A
    End of period                          $14.39          $13.21          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                    200,681         146,461          78,484          3,460           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(475)

  Accumulation unit value:
    Beginning of period                    $14.50          $12.60          $11.25          $9.70          $9.24
    End of period                          $15.17          $14.50          $12.60         $11.25          $9.70
  Accumulation units outstanding
  at the end of period                     71,025          52,322          20,973         11,069          1,082

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(587)

  Accumulation unit value:
    Beginning of period                    $9.03           $8.75           $8.15           $8.04           N/A
    End of period                          $9.75           $9.03           $8.75           $8.15           N/A
  Accumulation units outstanding
  at the end of period                       -             12,926          6,621           6,894           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,781            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(429)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.87          $13.78         $13.40          $13.27
    End of period                          $15.05          $14.13          $13.87         $13.78          $13.40
  Accumulation units outstanding
  at the end of period                    123,194          94,242          24,262         14,344           640

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(586)

  Accumulation unit value:
    Beginning of period                    $23.74          $21.21          $19.81         $17.84           N/A
    End of period                          $21.67          $23.74          $21.21         $19.81           N/A
  Accumulation units outstanding
  at the end of period                     6,463           1,933             49             50             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(429)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.24          $14.66
    End of period                           N/A             N/A             N/A           $15.73          $15.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             853

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.92          $12.91         $12.55           N/A
    End of period                          $13.67          $14.05          $12.92         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     52,867          37,702          17,877         11,190           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                    $22.34          $20.08          $19.45         $18.17           N/A
    End of period                          $20.74          $22.34          $20.08         $19.45           N/A
  Accumulation units outstanding
  at the end of period                     1,058           1,034            485             261            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(720)

  Accumulation unit value:
    Beginning of period                    $8.64           $8.30           $7.51           $7.23           N/A
    End of period                          $8.43           $8.64           $8.30           $7.51           N/A
  Accumulation units outstanding
  at the end of period                       -             2,295           2,295            39             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(523)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.47           N/A
    End of period                           N/A             N/A             N/A           $10.42           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(523)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23           N/A
    End of period                           N/A             N/A             N/A           $10.13           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(523)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37           N/A
    End of period                           N/A             N/A             N/A           $10.31           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(523)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      405             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $10.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,226            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.54           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,908            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(541)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.32           N/A
    End of period                           N/A             N/A             N/A           $10.61           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $9.61
    End of period                           N/A             N/A             N/A           $10.35          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            42,695

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(429)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.36          $12.51         $11.29          $10.61
    End of period                          $16.32          $15.19          $13.36         $12.51          $11.29
  Accumulation units outstanding
  at the end of period                    176,085         160,554         171,501         187,985          471

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(828)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.53          $10.17           N/A            N/A
    End of period                          $11.69          $11.17          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                    190,587         109,124          28,461           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.47          $12.74         $11.62          $11.07
    End of period                          $16.18          $15.13          $13.47         $12.74          $11.62
  Accumulation units outstanding
  at the end of period                    548,154         467,521         363,761         264,176         30,570

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.85          $10.50         $10.28           N/A
    End of period                          $12.50          $11.79          $10.85         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    385,390         287,099          86,153          5,943           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(465)

  Accumulation unit value:
    Beginning of period                    $14.38          $13.03          $12.44         $11.53          $11.20
    End of period                          $15.37          $14.38          $13.03         $12.44          $11.53
  Accumulation units outstanding
  at the end of period                    506,995         452,496         301,759         222,898         13,483

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1051)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.14           N/A             N/A            N/A
    End of period                          $11.64          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,656          5,549            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1051)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.00           N/A             N/A            N/A
    End of period                          $11.81          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      576             308             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1084)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.03           N/A             N/A            N/A
    End of period                          $11.95          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,012            753             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1213)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.61           N/A             N/A            N/A
    End of period                          $11.13          $10.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,784            160             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1213)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(488)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.01           N/A
    End of period                           N/A             N/A             N/A           $11.13           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(488)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $26.18          $23.41          $22.59         $20.70          $19.57
    End of period                          $27.70          $26.18          $23.41         $22.59          $20.70
  Accumulation units outstanding
  at the end of period                     53,478          29,708          8,785           5,890            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(603)

  Accumulation unit value:
    Beginning of period                    $12.48          $12.13          $12.00         $12.03           N/A
    End of period                          $12.86          $12.48          $12.13         $12.00           N/A
  Accumulation units outstanding
  at the end of period                    145,677          45,535          3,820          41,458           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(473)

  Accumulation unit value:
    Beginning of period                    $20.74          $17.43          $16.37         $14.49          $13.90
    End of period                          $22.01          $20.74          $17.43         $16.37          $14.49
  Accumulation units outstanding
  at the end of period                     34,978          21,264          7,822           5,931           830

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $29.55          $26.41          $25.30         $23.39          $22.54
    End of period                          $32.02          $29.55          $26.41         $25.30          $23.39
  Accumulation units outstanding
  at the end of period                    126,784          67,390          29,584         11,758           213

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $38.75          $36.87          $32.84         $28.27          $26.74
    End of period                          $44.70          $38.75          $36.87         $32.84          $28.27
  Accumulation units outstanding
  at the end of period                     83,213          46,409          22,283          9,518            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(475)

  Accumulation unit value:
    Beginning of period                    $16.16          $13.68          $13.10         $11.55          $11.02
    End of period                          $16.04          $16.16          $13.68         $13.10          $11.55
  Accumulation units outstanding
  at the end of period                    229,646         144,615          58,758         27,894          1,814

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.645%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(565)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.71          $11.10         $10.69           N/A
    End of period                          $14.14          $12.42          $11.71         $11.10           N/A
  Accumulation units outstanding
  at the end of period                      421             421             464             234            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(544)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.65          $11.84         $11.17           N/A
    End of period                          $15.62          $14.26          $12.65         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     1,132           1,169             23             23             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(494)

  Accumulation unit value:
    Beginning of period                    $19.47          $18.85          $17.06         $17.02           N/A
    End of period                          $21.14          $19.47          $18.85         $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -               72              72             73             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(531)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.77           $9.45           N/A
    End of period                           N/A             N/A            $8.87           $9.77           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              202            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1034)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.21           N/A             N/A            N/A
    End of period                          $12.63          $11.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,349           1,399            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1091)

  Accumulation unit value:
    Beginning of period                    $27.02          $24.45           N/A             N/A            N/A
    End of period                          $29.17          $27.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       52              52             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(494)

  Accumulation unit value:
    Beginning of period                    $22.85          $19.34          $19.18         $17.08           N/A
    End of period                          $25.19          $22.85          $19.34         $19.18           N/A
  Accumulation units outstanding
  at the end of period                      172             280             304             236            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(494)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.36          $18.19         $17.53           N/A
    End of period                          $19.90          $18.91          $18.36         $18.19           N/A
  Accumulation units outstanding
  at the end of period                      125             125             222             153            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(494)

  Accumulation unit value:
    Beginning of period                    $15.59          $12.00          $10.29          $8.81           N/A
    End of period                          $17.16          $15.59          $12.00         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     1,668           1,710            558             436            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(565)

  Accumulation unit value:
    Beginning of period                    $23.62          $21.43          $20.52         $18.76           N/A
    End of period                          $25.08          $23.62          $21.43         $20.52           N/A
  Accumulation units outstanding
  at the end of period                      885             909             257             131            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(565)

  Accumulation unit value:
    Beginning of period                    $15.57          $15.33          $15.22         $14.79           N/A
    End of period                          $16.29          $15.57          $15.33         $15.22           N/A
  Accumulation units outstanding
  at the end of period                      462             417             406             200            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.87          $8.06            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      162             162             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(531)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.15          $16.96         $14.87           N/A
    End of period                          $19.59          $20.45          $18.15         $16.96           N/A
  Accumulation units outstanding
  at the end of period                      458             586             613             538            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(515)

  Accumulation unit value:
    Beginning of period                    $17.02          $14.82          $14.39         $13.44           N/A
    End of period                          $15.60          $17.02          $14.82         $14.39           N/A
  Accumulation units outstanding
  at the end of period                      670             629             619             483            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.95           N/A             N/A            N/A
    End of period                          $11.94          $12.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      822             767             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.26          $16.00         $13.34          $11.61
    End of period                          $16.09          $16.11          $15.26         $16.00          $13.34
  Accumulation units outstanding
  at the end of period                       -               -              527             484            447

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(561)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $11.03         $10.80           N/A
    End of period                          $11.80          $11.27          $11.05         $11.03           N/A
  Accumulation units outstanding
  at the end of period                      984             775             572             432            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(561)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                    $16.54          $12.98          $14.00         $13.81          $12.17
    End of period                          $17.37          $16.54          $12.98         $14.00          $13.81
  Accumulation units outstanding
  at the end of period                       -              425             426             467            427

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(441)

  Accumulation unit value:
    Beginning of period                    $23.06          $16.75          $15.47         $12.36          $11.88
    End of period                          $24.57          $23.06          $16.75         $15.47          $12.36
  Accumulation units outstanding
  at the end of period                       -              436             436             437            437

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(577)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.25          $10.65         $10.70           N/A
    End of period                          $12.45          $11.76          $11.25         $10.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              34             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(457)

  Accumulation unit value:
    Beginning of period                    $18.59          $15.05          $13.50         $11.49          $10.45
    End of period                          $20.19          $18.59          $15.05         $13.50          $11.49
  Accumulation units outstanding
  at the end of period                     3,146           3,194           3,069           2,968          2,424

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(457)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $14.43           N/A             N/A             N/A            N/A
    End of period                          $13.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,998            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1034)

  Accumulation unit value:
    Beginning of period                    $27.52          $24.13           N/A             N/A            N/A
    End of period                          $36.62          $27.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,253           1,299            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.64          $13.07         $11.27          $10.52
    End of period                          $18.68          $18.15          $17.64         $13.07          $11.27
  Accumulation units outstanding
  at the end of period                       -              492             493             493            494

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(426)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.07          $12.77         $11.21          $10.41
    End of period                          $16.04          $15.18          $14.07         $12.77          $11.21
  Accumulation units outstanding
  at the end of period                     5,264           5,313           5,352           5,397          5,103

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(426)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.72          $10.44          $9.64          $8.97
    End of period                          $12.52          $12.13          $10.72         $10.44          $9.64
  Accumulation units outstanding
  at the end of period                     11,723          11,502          11,242         11,086          8,884

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.70           N/A             N/A             N/A            N/A
    End of period                          $18.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      332             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(441)

  Accumulation unit value:
    Beginning of period                    $20.26          $18.58          $17.37         $15.73          $14.81
    End of period                          $17.60          $20.26          $18.58         $17.37          $15.73
  Accumulation units outstanding
  at the end of period                       -               -              350             350            351

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(426)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.42          $13.09         $11.33          $10.55
    End of period                          $14.93          $15.51          $13.42         $13.09          $11.33
  Accumulation units outstanding
  at the end of period                     5,264           5,312           5,351           5,394          5,104

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(577)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.71           $5.67           $5.31           N/A
    End of period                          $6.92           $6.14           $5.71           $5.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              102            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(577)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(515)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.57          $11.24         $10.19           N/A
    End of period                          $15.13          $14.46          $12.57         $11.24           N/A
  Accumulation units outstanding
  at the end of period                     1,333           1,518           1,429           1,316           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(515)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.73           $8.13           $8.21           N/A
    End of period                          $9.72           $9.01           $8.73           $8.13           N/A
  Accumulation units outstanding
  at the end of period                       -              399             195             55             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(494)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.82          $13.74         $13.52           N/A
    End of period                          $14.98          $14.07          $13.82         $13.74           N/A
  Accumulation units outstanding
  at the end of period                      856             946            6,114           5,796           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(494)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.18          $14.87
    End of period                           N/A             N/A             N/A           $15.67          $15.18
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             108

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.87          $12.87         $12.51           N/A
    End of period                          $13.61          $13.99          $12.87         $12.87           N/A
  Accumulation units outstanding
  at the end of period                     1,085           1,085           1,222            313            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.55           N/A
    End of period                           N/A             N/A             N/A           $10.41           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.31          $12.47         $11.47           N/A
    End of period                          $16.27          $15.13          $13.31         $12.47           N/A
  Accumulation units outstanding
  at the end of period                       33              30              23             88             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1091)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.49           N/A             N/A            N/A
    End of period                          $11.67          $11.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,779           7,779            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $15.07          $13.42          $12.70         $11.59          $10.93
    End of period                          $16.11          $15.07          $13.42         $12.70          $11.59
  Accumulation units outstanding
  at the end of period                     13,720          8,746           7,671           7,678          2,498

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(435)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.98          $12.40         $11.50          $10.98
    End of period                          $15.31          $14.32          $12.98         $12.40          $11.50
  Accumulation units outstanding
  at the end of period                     21,193          21,195          21,198          4,715          2,096

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(544)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.94           N/A
    End of period                           N/A             N/A             N/A           $11.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                    $26.05          $23.30          $22.49         $20.62          $19.85
    End of period                          $27.54          $26.05          $23.30         $22.49          $20.62
  Accumulation units outstanding
  at the end of period                     1,698           1,701           1,722            797            162

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(631)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.07          $11.95         $11.97           N/A
    End of period                          $12.79          $12.41          $12.07         $11.95           N/A
  Accumulation units outstanding
  at the end of period                     4,455           4,458             -             2,076           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(490)

  Accumulation unit value:
    Beginning of period                    $20.70          $17.40          $16.35         $14.63           N/A
    End of period                          $21.96          $20.70          $17.40         $16.35           N/A
  Accumulation units outstanding
  at the end of period                     1,754           1,909           1,086            930            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(490)

  Accumulation unit value:
    Beginning of period                    $29.40          $26.29          $25.19         $23.67           N/A
    End of period                          $31.84          $29.40          $26.29         $25.19           N/A
  Accumulation units outstanding
  at the end of period                      333             256             256             179            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $38.55          $36.70          $32.70         $28.16          $27.40
    End of period                          $44.45          $38.55          $36.70         $32.70          $28.16
  Accumulation units outstanding
  at the end of period                      520             519             516             193             59

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.65          $13.07         $11.53          $10.77
    End of period                          $15.98          $16.11          $13.65         $13.07          $11.53
  Accumulation units outstanding
  at the end of period                     1,311           1,311           1,451            456            149

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(898)

  Accumulation unit value:
    Beginning of period                    $17.28          $14.33          $13.34           N/A            N/A
    End of period                          $18.66          $17.28          $14.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,999           2,617            928             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(447)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.71          $11.10         $10.26          $10.09
    End of period                          $14.14          $12.42          $11.71         $11.10          $10.26
  Accumulation units outstanding
  at the end of period                     4,406           8,130           3,350           3,048            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.53          $11.57          $10.51           N/A            N/A
    End of period                          $12.98          $15.53          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,235           13,065           899             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(235)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.63          $11.84         $11.26          $8.27
    End of period                          $15.58          $14.22          $12.63         $11.84          $11.26
  Accumulation units outstanding
  at the end of period                      351              45              43             45              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(235)

  Accumulation unit value:
    Beginning of period                    $8.85
    End of period                          $8.27
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(447)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.84          $17.05         $16.51          $15.84
    End of period                          $21.12          $19.45          $18.84         $17.05          $16.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(639)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.76           $8.36           N/A
    End of period                           N/A             N/A            $8.87           $9.76           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,886           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(639)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(235)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.91          $10.08          $9.36          $8.37
    End of period                          $12.63          $11.89          $10.91         $10.08          $9.36
  Accumulation units outstanding
  at the end of period                     5,195           3,705           2,608           1,194            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(235)

  Accumulation unit value:
    Beginning of period                    $8.52
    End of period                          $8.37
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(954)

  Accumulation unit value:
    Beginning of period                    $25.31          $22.71          $21.63           N/A            N/A
    End of period                          $30.04          $25.31          $22.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,264             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(954)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(828)

  Accumulation unit value:
    Beginning of period                    $27.01          $26.25          $23.45           N/A            N/A
    End of period                          $29.15          $27.01          $26.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,010           7,500            386             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.80           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,859           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      933             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(447)

  Accumulation unit value:
    Beginning of period                    $18.92          $17.12          $16.84         $16.10          $15.25
    End of period                          $18.72          $18.92          $17.12         $16.84          $16.10
  Accumulation units outstanding
  at the end of period                      315             741             601             761             -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(777)

  Accumulation unit value:
    Beginning of period                    $22.84          $19.33          $18.99           N/A            N/A
    End of period                          $25.18          $22.84          $19.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,199             62              62             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(777)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    148,180           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.52            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,982            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.94            N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,967          16,474           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,363            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $10.27           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,730           2,005             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(447)

  Accumulation unit value:
    Beginning of period                    $18.90          $18.36          $18.19         $17.29          $16.98
    End of period                          $19.90          $18.90          $18.36         $18.19          $17.29
  Accumulation units outstanding
  at the end of period                     11,210          5,769           2,525           1,652            -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.27          $10.32           N/A            N/A
    End of period                          $12.97          $12.83          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,555            693             367             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,110            399             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                    $15.58          $12.00          $10.13           N/A            N/A
    End of period                          $17.16          $15.58          $12.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,452           13,583          3,460            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(986)

  Accumulation unit value:
    Beginning of period                    $23.61          $22.08           N/A             N/A            N/A
    End of period                          $25.07          $23.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,231            181             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(986)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(212)

  Accumulation unit value:
    Beginning of period                    $15.56          $15.32          $15.21         $14.89          $14.96
    End of period                          $16.28          $15.56          $15.32         $15.21          $14.89
  Accumulation units outstanding
  at the end of period                     6,136           2,701           4,480            379             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(212)

  Accumulation unit value:
    Beginning of period                    $14.51
    End of period                          $14.96
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.76            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,686          2,713            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(235)

  Accumulation unit value:
    Beginning of period                    $20.44          $18.14          $16.95         $13.82          $10.90
    End of period                          $19.58          $20.44          $18.14         $16.95          $13.82
  Accumulation units outstanding
  at the end of period                     4,648           2,827           2,128            679             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(235)

  Accumulation unit value:
    Beginning of period                    $11.44
    End of period                          $10.90
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(722)

  Accumulation unit value:
    Beginning of period                    $17.01          $14.81          $14.39         $13.90           N/A
    End of period                          $15.60          $17.01          $14.81         $14.39           N/A
  Accumulation units outstanding
  at the end of period                     9,602           4,417           3,155            847            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1347)

  Accumulation unit value:
    Beginning of period                    $10.30           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,606            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1347)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.95           N/A             N/A            N/A
    End of period                          $11.93          $12.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,780          17,926           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                    $16.11          $15.26          $16.00         $13.34          $10.25
    End of period                          $16.09          $16.11          $15.26         $16.00          $13.34
  Accumulation units outstanding
  at the end of period                       -               -             8,805           3,132            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                    $10.43
    End of period                          $10.25
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $11.03         $10.99           N/A
    End of period                          $11.80          $11.27          $11.05         $11.03           N/A
  Accumulation units outstanding
  at the end of period                     64,943          56,160          50,560          5,167           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $5.99           $4.47           $4.50           $3.89          $3.64
    End of period                          $6.14           $5.99           $4.47           $4.50          $3.89
  Accumulation units outstanding
  at the end of period                      259            13,774            -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.34          $10.77          $9.95          $9.77
    End of period                          $10.45          $11.54          $10.34         $10.77          $9.95
  Accumulation units outstanding
  at the end of period                     2,503           1,879           1,014           1,014            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                    $16.53          $12.98          $13.99         $13.81          $11.14
    End of period                          $17.37          $16.53          $12.98         $13.99          $13.81
  Accumulation units outstanding
  at the end of period                       -             25,300          9,901           1,476            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                    $10.71
    End of period                          $11.14
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.08           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,173           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1007)

  Accumulation unit value:
    Beginning of period                    $11.82          $9.84            N/A             N/A            N/A
    End of period                          $11.10          $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,500            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1007)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(456)

  Accumulation unit value:
    Beginning of period                    $9.67           $8.42           $8.21           $7.50          $7.01
    End of period                          $9.87           $9.67           $8.42           $8.21          $7.50
  Accumulation units outstanding
  at the end of period                     3,806           2,362           2,884             -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.28          $11.99         $10.74          $10.50
    End of period                          $11.65          $14.34          $12.28         $11.99          $10.74
  Accumulation units outstanding
  at the end of period                      172            1,422            229              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(156)

  Accumulation unit value:
    Beginning of period                    $23.06          $16.75          $15.46         $12.36          $9.67
    End of period                          $24.56          $23.06          $16.75         $15.46          $12.36
  Accumulation units outstanding
  at the end of period                       -             18,422          8,694           2,156            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(156)

  Accumulation unit value:
    Beginning of period                    $10.24
    End of period                          $9.67
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.28          $10.66         $10.47          $10.25
    End of period                          $12.48          $11.80          $11.28         $10.66          $10.47
  Accumulation units outstanding
  at the end of period                     5,607           4,411           3,100           1,305            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1327)

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,850            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1327)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(456)

  Accumulation unit value:
    Beginning of period                    $18.59          $15.05          $13.50         $11.49          $10.42
    End of period                          $20.18          $18.59          $15.05         $13.50          $11.49
  Accumulation units outstanding
  at the end of period                    111,556         105,790          89,221         12,197            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(779)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.87          $11.18           N/A            N/A
    End of period                          $13.84          $13.87          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    547,230         223,696          41,703           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(779)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1089)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.01            N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,723             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(800)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.56          $9.91            N/A            N/A
    End of period                          $12.33          $10.86          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              489             489             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(800)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.33           N/A             N/A             N/A            N/A
    End of period                          $12.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,244            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1330)

  Accumulation unit value:
    Beginning of period                    $10.43           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,277            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1330)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $27.51          $23.15          $17.21         $13.12          $12.45
    End of period                          $36.61          $27.51          $23.15         $17.21          $13.12
  Accumulation units outstanding
  at the end of period                     23,873          13,462          7,628           3,579            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                    $18.14          $17.64          $13.07         $11.27          $9.62
    End of period                          $18.67          $18.14          $17.64         $13.07          $11.27
  Accumulation units outstanding
  at the end of period                       -             14,141          19,515          2,677            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(156)

  Accumulation unit value:
    Beginning of period                    $10.66
    End of period                          $9.62
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1103)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.65            N/A             N/A            N/A
    End of period                          $10.94          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1103)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(202)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.07          $12.77         $11.21          $8.47
    End of period                          $16.04          $15.18          $14.07         $12.77          $11.21
  Accumulation units outstanding
  at the end of period                    115,619         112,000          97,780         12,653            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(202)

  Accumulation unit value:
    Beginning of period                    $7.51
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.71          $10.43          $9.64          $7.67
    End of period                          $12.51          $12.13          $10.71         $10.43          $9.64
  Accumulation units outstanding
  at the end of period                    196,108         158,444         128,104         18,645            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                    $6.86
    End of period                          $7.67
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1347)

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      587             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1347)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.69           N/A             N/A             N/A            N/A
    End of period                          $18.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,647           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(156)

  Accumulation unit value:
    Beginning of period                    $20.25          $18.57          $17.37         $15.73          $10.81
    End of period                          $17.60          $20.25          $18.57         $17.37          $15.73
  Accumulation units outstanding
  at the end of period                       -               -             6,513           1,264            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(156)

  Accumulation unit value:
    Beginning of period                    $10.37
    End of period                          $10.81
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(202)

  Accumulation unit value:
    Beginning of period                    $15.50          $13.42          $13.09         $11.33          $7.90
    End of period                          $14.93          $15.50          $13.42         $13.09          $11.33
  Accumulation units outstanding
  at the end of period                    119,240         111,126          99,886         12,511            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(202)

  Accumulation unit value:
    Beginning of period                    $7.02
    End of period                          $7.90
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.71           $5.66           $5.69          $5.65
    End of period                          $6.92           $6.14           $5.71           $5.66          $5.69
  Accumulation units outstanding
  at the end of period                     14,763          14,513          7,430           2,636            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(738)

  Accumulation unit value:
    Beginning of period                    $15.05          $15.54          $11.24           N/A            N/A
    End of period                          $17.77          $15.05          $15.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             31,323          34,220           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.87           N/A             N/A             N/A            N/A
    End of period                          $17.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,873           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(753)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.96          $10.60           N/A            N/A
    End of period                          $14.37          $13.19          $11.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,564          20,505          15,839           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(753)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(245)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.57          $11.23          $9.69          $7.00
    End of period                          $15.12          $14.46          $12.57         $11.23          $9.69
  Accumulation units outstanding
  at the end of period                     27,422          13,368          4,698           2,833            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(245)

  Accumulation unit value:
    Beginning of period                    $7.06
    End of period                          $7.00
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(828)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.73           $7.63            N/A            N/A
    End of period                          $9.72           $9.01           $8.73            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      834             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(212)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.82          $13.73         $13.36          $12.97
    End of period                          $14.97          $14.07          $13.82         $13.73          $13.36
  Accumulation units outstanding
  at the end of period                     13,424          10,713          5,466           4,145            -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(212)

  Accumulation unit value:
    Beginning of period                    $12.49
    End of period                          $12.97
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(986)

  Accumulation unit value:
    Beginning of period                    $23.59          $21.82           N/A             N/A            N/A
    End of period                          $21.52          $23.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,255            180             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(986)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(447)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.17          $14.76
    End of period                           N/A             N/A             N/A           $15.66          $15.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.87          $12.86         $12.51           N/A
    End of period                          $13.60          $13.99          $12.87         $12.86           N/A
  Accumulation units outstanding
  at the end of period                    109,800          81,266          64,935         56,506           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(447)

  Accumulation unit value:
    Beginning of period                    $22.21          $19.97          $19.35         $17.93          $16.87
    End of period                          $20.61          $22.21          $19.97         $19.35          $17.93
  Accumulation units outstanding
  at the end of period                      812            1,733            826             619             -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(722)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.26           $7.49           $7.30           N/A
    End of period                          $8.38           $8.59           $8.26           $7.49           N/A
  Accumulation units outstanding
  at the end of period                       -             1,766           1,486           1,613           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.12           N/A
    End of period                           N/A             N/A             N/A           $10.12           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(600)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.30           N/A
    End of period                           N/A             N/A             N/A           $10.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,829            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(622)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.58           N/A
    End of period                           N/A             N/A             N/A           $10.58           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(622)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(456)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.14          $9.54
    End of period                           N/A             N/A             N/A           $10.31          $10.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(660)

  Accumulation unit value:
    Beginning of period                    $15.12          $13.30          $12.47         $11.34           N/A
    End of period                          $16.24          $15.12          $13.30         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     13,959          9,323           9,371           9,059           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(660)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.52          $10.27           N/A            N/A
    End of period                          $11.67          $11.16          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,325          3,621           1,460            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(370)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.42          $12.70         $11.58          $10.51
    End of period                          $16.11          $15.06          $13.42         $12.70          $11.58
  Accumulation units outstanding
  at the end of period                     36,960          39,063          14,601          6,184            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(370)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.84          $10.40           N/A            N/A
    End of period                          $12.48          $11.77          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,728          24,127          23,862           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.97          $12.40         $11.50          $9.93
    End of period                          $15.30          $14.32          $12.97         $12.40          $11.50
  Accumulation units outstanding
  at the end of period                     99,404         100,339          34,812          5,621          5,051

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(186)

  Accumulation unit value:
    Beginning of period                    $9.90
    End of period                          $9.93
  Accumulation units outstanding
  at the end of period                     5,051

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1199)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.68           N/A             N/A            N/A
    End of period                          $11.63          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1199)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1199)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.85           N/A             N/A            N/A
    End of period                          $11.94          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      152              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1199)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1168)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.32           N/A             N/A            N/A
    End of period                          $11.12          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1168)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(447)

  Accumulation unit value:
    Beginning of period                    $26.03          $23.28          $22.48         $20.61          $19.75
    End of period                          $27.52          $26.03          $23.28         $22.48          $20.61
  Accumulation units outstanding
  at the end of period                     2,195           1,759            488             442             -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(234)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.07          $11.94         $12.05          $12.20
    End of period                          $12.78          $12.41          $12.07         $11.94          $12.05
  Accumulation units outstanding
  at the end of period                     20,794          48,347          35,133            -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(234)

  Accumulation unit value:
    Beginning of period                    $12.20
    End of period                          $12.20
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                    $20.69          $17.40          $16.35         $15.13           N/A
    End of period                          $21.95          $20.69          $17.40         $16.35           N/A
  Accumulation units outstanding
  at the end of period                     6,507           3,253           1,672            477            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $29.38          $26.27          $25.17         $23.29          $18.14
    End of period                          $31.82          $29.38          $26.27         $25.17          $23.29
  Accumulation units outstanding
  at the end of period                     4,951           3,111           1,910            835             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $19.29
    End of period                          $18.14
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(245)

  Accumulation unit value:
    Beginning of period                    $38.53          $36.68          $32.68         $28.16          $20.65
    End of period                          $44.42          $38.53          $36.68         $32.68          $28.16
  Accumulation units outstanding
  at the end of period                     7,345           6,367           1,088           1,063            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(245)

  Accumulation unit value:
    Beginning of period                    $21.02
    End of period                          $20.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(245)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.64          $13.07         $11.53          $9.03
    End of period                          $15.98          $16.11          $13.64         $13.07          $11.53
  Accumulation units outstanding
  at the end of period                     10,938          9,987           7,578           7,970            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(245)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $9.03
  Accumulation units outstanding
  at the end of period                       -


Accumulation Unit Values
Contract with Endorsements - 1.67%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.30          $13.14         $11.48          $10.67
    End of period                          $18.61          $17.24          $14.30         $13.14          $11.48
  Accumulation units outstanding
  at the end of period                     1,538           1,074           1,015           1,082           842

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(448)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.70          $11.09         $10.25          $10.12
    End of period                          $14.12          $12.41          $11.70         $11.09          $10.25
  Accumulation units outstanding
  at the end of period                     6,968           10,434          10,583         12,111          6,998

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1052)

  Accumulation unit value:
    Beginning of period                    $15.52          $12.68           N/A             N/A            N/A
    End of period                          $12.97          $15.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      644             644             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.61          $11.83         $11.26          $10.79
    End of period                          $15.55          $14.20          $12.61         $11.83          $11.26
  Accumulation units outstanding
  at the end of period                     7,488           12,798          27,876         34,047          24,770

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                    $19.41          $18.80          $17.02         $16.48          $15.40
    End of period                          $21.07          $19.41          $18.80         $17.02          $16.48
  Accumulation units outstanding
  at the end of period                       -             1,882           1,937           2,778          3,733

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.75           $9.32          $8.90
    End of period                           N/A             N/A            $8.86           $9.75          $9.32
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             3,600           844

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.90          $10.07          $9.35          $9.00
    End of period                          $12.61          $11.88          $10.90         $10.07          $9.35
  Accumulation units outstanding
  at the end of period                     1,908           1,974           3,274          13,688          4,491

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                    $26.94          $26.19          $25.44         $24.57           N/A
    End of period                          $29.07          $26.94          $26.19         $25.44           N/A
  Accumulation units outstanding
  at the end of period                      424             757             757            1,174           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.42           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,624           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(448)

  Accumulation unit value:
    Beginning of period                    $18.88          $17.09          $16.81         $16.07          $15.25
    End of period                          $18.68          $18.88          $17.09         $16.81          $16.07
  Accumulation units outstanding
  at the end of period                     3,090           3,235           3,457           4,986          2,636

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(485)

  Accumulation unit value:
    Beginning of period                    $22.79          $19.30          $19.14         $16.38          $16.52
    End of period                          $25.12          $22.79          $19.30         $19.14          $16.38
  Accumulation units outstanding
  at the end of period                     1,514           1,769           1,771           3,929           823

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,017            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,661           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.87           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,471           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,125           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1146)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.62           N/A             N/A            N/A
    End of period                          $11.66          $12.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      126             126             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $18.86          $18.32          $18.15         $17.26          $16.88
    End of period                          $19.85          $18.86          $18.32         $18.15          $17.26
  Accumulation units outstanding
  at the end of period                     3,056           3,110           4,541           4,995          2,713

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(458)

  Accumulation unit value:
    Beginning of period                    $15.55          $11.98          $10.27          $8.53          $7.71
    End of period                          $17.12          $15.55          $11.98         $10.27          $8.53
  Accumulation units outstanding
  at the end of period                     6,480           6,898           6,969           7,190          6,757

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $23.55          $21.37          $20.47         $16.50           N/A
    End of period                          $25.00          $23.55          $21.37         $20.47           N/A
  Accumulation units outstanding
  at the end of period                     1,158             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(516)

  Accumulation unit value:
    Beginning of period                    $15.52          $15.28          $15.18         $15.06           N/A
    End of period                          $16.24          $15.52          $15.28         $15.18           N/A
  Accumulation units outstanding
  at the end of period                     1,053           1,066           2,326           2,372           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.66           N/A             N/A             N/A            N/A
    End of period                          $14.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      300             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(436)

  Accumulation unit value:
    Beginning of period                    $20.41          $18.11          $16.93         $13.80          $13.04
    End of period                          $19.55          $20.41          $18.11         $16.93          $13.80
  Accumulation units outstanding
  at the end of period                     8,116           13,878          27,246         33,191          23,113

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(433)

  Accumulation unit value:
    Beginning of period                    $16.98          $14.79          $14.37         $12.66          $11.76
    End of period                          $15.57          $16.98          $14.79         $14.37          $12.66
  Accumulation units outstanding
  at the end of period                     8,655           15,493          30,417         37,116          24,282

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.93           N/A             N/A            N/A
    End of period                          $11.91          $12.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,200           21,139           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(446)

  Accumulation unit value:
    Beginning of period                    $16.09          $15.25          $15.99         $13.33          $12.01
    End of period                          $16.07          $16.09          $15.25         $15.99          $13.33
  Accumulation units outstanding
  at the end of period                       -               -             16,310         17,295          1,258

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(433)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.04          $11.02         $10.81          $10.66
    End of period                          $11.78          $11.25          $11.04         $11.02          $10.81
  Accumulation units outstanding
  at the end of period                       87              74            2,268           2,179            38

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1052)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.09            N/A             N/A            N/A
    End of period                          $6.13           $5.98            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,652           2,664            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.32          $10.76          $9.89           N/A
    End of period                          $10.44          $11.52          $10.32         $10.76           N/A
  Accumulation units outstanding
  at the end of period                     1,878           1,886           1,894           1,902           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                    $16.52          $12.97          $13.99         $13.80          $12.42
    End of period                          $17.35          $16.52          $12.97         $13.99          $13.80
  Accumulation units outstanding
  at the end of period                       -             23,291          28,336         24,140          1,245

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.08           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,349            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.82          $9.94            N/A             N/A            N/A
    End of period                          $11.10          $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             15,440           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                    $9.66           $8.41           $8.20           $7.49          $7.00
    End of period                          $9.85           $9.66           $8.41           $8.20          $7.49
  Accumulation units outstanding
  at the end of period                     8,586           8,594           11,456         10,875          7,050

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(641)

  Accumulation unit value:
    Beginning of period                    $14.59          $12.51          $11.98         $10.68           N/A
    End of period                          $11.86          $14.59          $12.51         $11.98           N/A
  Accumulation units outstanding
  at the end of period                      638             639              78             78             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(432)

  Accumulation unit value:
    Beginning of period                    $23.04          $16.74          $15.46         $12.36          $12.20
    End of period                          $24.54          $23.04          $16.74         $15.46          $12.36
  Accumulation units outstanding
  at the end of period                       -             15,102          13,092         17,702          3,780

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(526)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.27          $10.65         $10.91           N/A
    End of period                          $12.46          $11.78          $11.27         $10.65           N/A
  Accumulation units outstanding
  at the end of period                      423             430            1,397           1,361           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(512)

  Accumulation unit value:
    Beginning of period                    $18.57          $15.03          $13.49         $11.85           N/A
    End of period                          $20.16          $18.57          $15.03         $13.49           N/A
  Accumulation units outstanding
  at the end of period                     3,277            418            2,326           2,437           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(799)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.94           N/A            N/A
    End of period                          $13.83          $13.86          $11.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,181          10,201          9,058            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.65           N/A             N/A             N/A            N/A
    End of period                          $11.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,783            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(1200)

  Accumulation unit value:
    Beginning of period                    $10.86          $11.54           N/A             N/A            N/A
    End of period                          $12.32          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              112             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(1200)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.32           N/A             N/A             N/A            N/A
    End of period                          $12.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      112             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $27.47          $23.13          $17.19         $14.11           N/A
    End of period                          $36.55          $27.47          $23.13         $17.19           N/A
  Accumulation units outstanding
  at the end of period                     5,118           5,755           3,142            128            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(446)

  Accumulation unit value:
    Beginning of period                    $18.13          $17.63          $13.07         $11.27          $10.50
    End of period                          $18.66          $18.13          $17.63         $13.07          $11.27
  Accumulation units outstanding
  at the end of period                       -             20,121          22,832         21,963           617

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(432)

  Accumulation unit value:
    Beginning of period                    $15.16          $14.05          $12.76         $11.21          $10.63
    End of period                          $16.02          $15.16          $14.05         $12.76          $11.21
  Accumulation units outstanding
  at the end of period                     6,697           6,263           10,157          9,868          2,120

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(486)

  Accumulation unit value:
    Beginning of period                    $12.12          $10.71          $10.43          $9.63          $9.63
    End of period                          $12.50          $12.12          $10.71         $10.43          $9.63
  Accumulation units outstanding
  at the end of period                     4,915           6,194           9,096          13,492          2,138

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.66           N/A             N/A             N/A            N/A
    End of period                          $18.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,580            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(432)

  Accumulation unit value:
    Beginning of period                    $20.24          $18.56          $17.36         $15.73          $15.03
    End of period                          $17.58          $20.24          $18.56         $17.36          $15.73
  Accumulation units outstanding
  at the end of period                       -               -             14,296         14,067          3,517

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(469)

  Accumulation unit value:
    Beginning of period                    $15.49          $13.41          $13.08         $11.33          $10.97
    End of period                          $14.91          $15.49          $13.41         $13.08          $11.33
  Accumulation units outstanding
  at the end of period                     1,997           1,583           3,630           2,960           356

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(576)

  Accumulation unit value:
    Beginning of period                    $6.13           $5.70           $5.66           $5.34           N/A
    End of period                          $6.90           $6.13           $5.70           $5.66           N/A
  Accumulation units outstanding
  at the end of period                     2,386           2,401            523            7,179           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(576)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(717)

  Accumulation unit value:
    Beginning of period                    $15.05          $15.54          $11.36         $11.04           N/A
    End of period                          $17.76          $15.05          $15.54         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -             28,710          28,435         26,628           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.86           N/A             N/A             N/A            N/A
    End of period                          $17.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,708           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.95          $11.07         $10.48           N/A
    End of period                          $14.36          $13.19          $11.95         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     1,484           1,513           1,582           1,583           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $14.44          $12.56          $11.23          $9.68          $9.00
    End of period                          $15.10          $14.44          $12.56         $11.23          $9.68
  Accumulation units outstanding
  at the end of period                     11,241          14,268          14,821         15,654          7,196

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(473)

  Accumulation unit value:
    Beginning of period                    $9.00           $8.72           $8.12           $7.93          $7.71
    End of period                          $9.71           $9.00           $8.72           $8.12          $7.93
  Accumulation units outstanding
  at the end of period                       -             2,845           2,858           3,216            49

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(436)

  Accumulation unit value:
    Beginning of period                    $14.04          $13.80          $13.71         $13.35          $13.18
    End of period                          $14.95          $14.04          $13.80         $13.71          $13.35
  Accumulation units outstanding
  at the end of period                     20,456          21,394          27,088         30,801          15,407

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(446)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.14          $14.72
    End of period                           N/A             N/A             N/A           $15.63          $15.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,605

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.85          $12.84         $12.49           N/A
    End of period                          $13.58          $13.96          $12.85         $12.84           N/A
  Accumulation units outstanding
  at the end of period                     5,465           5,645           11,367         14,609           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(436)

  Accumulation unit value:
    Beginning of period                    $22.15          $19.93          $19.32         $17.90          $16.82
    End of period                          $20.56          $22.15          $19.93         $19.32          $17.90
  Accumulation units outstanding
  at the end of period                     2,041           2,089           2,185           2,893          2,319

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.23          $9.71
    End of period                           N/A             N/A             N/A           $10.40          $10.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,832

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.30           N/A
    End of period                           N/A             N/A             N/A           $10.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(469)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $9.74
    End of period                           N/A             N/A             N/A           $10.29          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             401

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.36          $9.87
    End of period                           N/A             N/A             N/A           $10.56          $10.36
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             505

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(472)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(432)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $9.58
    End of period                           N/A             N/A             N/A           $10.30          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            30,273

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(453)

  Accumulation unit value:
    Beginning of period                    $15.10          $13.28          $12.45         $11.24          $10.77
    End of period                          $16.21          $15.10          $13.28         $12.45          $11.24
  Accumulation units outstanding
  at the end of period                     48,734          64,067          98,669         156,593         62,067

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1067)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.72           N/A             N/A            N/A
    End of period                          $11.66          $11.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      789             276             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $15.04          $13.40          $12.68         $11.57          $11.03
    End of period                          $16.07          $15.04          $13.40         $12.68          $11.57
  Accumulation units outstanding
  at the end of period                     71,568          73,879          76,220         89,807          15,265

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(775)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.85          $10.48           N/A            N/A
    End of period                          $12.48          $11.78          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,481            896             104             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(775)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(432)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.95          $12.38         $11.49          $11.02
    End of period                          $15.27          $14.29          $12.95         $12.38          $11.49
  Accumulation units outstanding
  at the end of period                    107,963         115,087         123,852         111,004         69,185

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(432)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(469)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.85          $10.40
    End of period                           N/A             N/A             N/A           $11.08          $10.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             858

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $25.97          $23.24          $22.44         $20.58          $19.42
    End of period                          $27.45          $25.97          $23.24         $22.44          $20.58
  Accumulation units outstanding
  at the end of period                     5,040           4,878           5,513           9,857          3,294

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(430)

  Accumulation unit value:
    Beginning of period                    $12.38          $12.04          $11.92         $12.03          $12.06
    End of period                          $12.75          $12.38          $12.04         $11.92          $12.03
  Accumulation units outstanding
  at the end of period                      534             564            24,303          1,828          4,696

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(448)

  Accumulation unit value:
    Beginning of period                    $20.68          $17.39          $16.35         $14.48          $13.58
    End of period                          $21.93          $20.68          $17.39         $16.35          $14.48
  Accumulation units outstanding
  at the end of period                     2,388           2,541           2,040           2,490          2,018

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                    $29.31          $26.22          $25.13         $23.25          $21.90
    End of period                          $31.74          $29.31          $26.22         $25.13          $23.25
  Accumulation units outstanding
  at the end of period                     5,665           3,914           4,362           4,325          1,471

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $38.44          $36.60          $32.62         $28.10          $26.40
    End of period                          $44.31          $38.44          $36.60         $32.62          $28.10
  Accumulation units outstanding
  at the end of period                     7,795           8,416           14,710         18,859          10,946

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(436)

  Accumulation unit value:
    Beginning of period                    $16.09          $13.63          $13.05         $11.52          $10.62
    End of period                          $15.95          $16.09          $13.63         $13.05          $11.52
  Accumulation units outstanding
  at the end of period                     10,308          10,816          12,620         15,479          7,846

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1034)

  Accumulation unit value:
    Beginning of period                    $17.18          $15.50           N/A             N/A            N/A
    End of period                          $18.54          $17.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,550           1,871            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1034)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(205)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.68          $11.08         $10.25          $8.01
    End of period                          $14.09          $12.39          $11.68         $11.08          $10.25
  Accumulation units outstanding
  at the end of period                     1,654           2,084           1,706           1,797          1,749

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(205)

  Accumulation unit value:
    Beginning of period                    $7.85
    End of period                          $8.01
  Accumulation units outstanding
  at the end of period                      409


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(866)

  Accumulation unit value:
    Beginning of period                    $15.51          $11.57          $11.11           N/A            N/A
    End of period                          $12.96          $15.51          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,513           10,979          1,975            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(352)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.60          $11.82         $11.25          $9.50
    End of period                          $15.52          $14.18          $12.60         $11.82          $11.25
  Accumulation units outstanding
  at the end of period                     1,049           1,130           1,234           1,327          1,349

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $19.36          $18.76          $16.99         $16.45          $14.43
    End of period                          $21.01          $19.36          $18.76         $16.99          $16.45
  Accumulation units outstanding
  at the end of period                       -             3,328           2,232           1,985           597

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(248)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.88          $10.05          $9.34          $8.36
    End of period                          $12.58          $11.85          $10.88         $10.05          $9.34
  Accumulation units outstanding
  at the end of period                     2,461           2,501           6,746           2,565          1,750

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(248)

  Accumulation unit value:
    Beginning of period                    $8.36
    End of period                          $8.36
  Accumulation units outstanding
  at the end of period                      195


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(629)

  Accumulation unit value:
    Beginning of period                    $26.85          $26.11          $25.37         $22.77           N/A
    End of period                          $28.96          $26.85          $26.11         $25.37           N/A
  Accumulation units outstanding
  at the end of period                     3,090           1,395           1,415            879            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.77           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,187           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(415)

  Accumulation unit value:
    Beginning of period                    $18.82          $17.04          $16.77         $16.04          $14.85
    End of period                          $18.61          $18.82          $17.04         $16.77          $16.04
  Accumulation units outstanding
  at the end of period                     2,809           2,888           2,840           2,896          1,126

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(557)

  Accumulation unit value:
    Beginning of period                    $22.72          $19.24          $19.09         $17.48           N/A
    End of period                          $25.04          $22.72          $19.24         $19.09           N/A
  Accumulation units outstanding
  at the end of period                      244             244             311             312            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.41           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,226            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,514            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1111)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.98            N/A             N/A            N/A
    End of period                          $10.87          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,761           3,145            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,433            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(929)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.91          $10.31           N/A            N/A
    End of period                          $11.65          $12.62          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                      790             817             848             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $18.80          $18.26          $18.10         $17.22          $15.43
    End of period                          $19.77          $18.80          $18.26         $18.10          $17.22
  Accumulation units outstanding
  at the end of period                     6,798           3,192           7,523          14,634          1,252

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $15.43
    End of period                          $15.43
  Accumulation units outstanding
  at the end of period                       42

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1033)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.87           N/A             N/A            N/A
    End of period                          $12.95          $12.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1033)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.06           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,262           2,101            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(453)

  Accumulation unit value:
    Beginning of period                    $15.51          $11.95          $10.25          $8.51          $7.85
    End of period                          $17.07          $15.51          $11.95         $10.25          $8.51
  Accumulation units outstanding
  at the end of period                     12,840          15,174          13,395          1,464           255

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $23.47          $21.30          $20.41         $17.59          $13.19
    End of period                          $24.91          $23.47          $21.30         $20.41          $17.59
  Accumulation units outstanding
  at the end of period                     1,740           1,972           1,997           1,131           518

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $12.26
    End of period                          $13.19
  Accumulation units outstanding
  at the end of period                      210

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $15.47          $15.23          $15.14         $14.83          $14.91
    End of period                          $16.17          $15.47          $15.23         $15.14          $14.83
  Accumulation units outstanding
  at the end of period                     7,107           6,853           7,447          17,746          1,691

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $14.91
    End of period                          $14.91
  Accumulation units outstanding
  at the end of period                      109


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.18           N/A             N/A             N/A            N/A
    End of period                          $14.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,551           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(248)

  Accumulation unit value:
    Beginning of period                    $20.36          $18.07          $16.89         $13.78          $10.87
    End of period                          $19.49          $20.36          $18.07         $16.89          $13.78
  Accumulation units outstanding
  at the end of period                     6,701           5,063           5,132           4,331          1,870

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(248)

  Accumulation unit value:
    Beginning of period                    $10.87
    End of period                          $10.87
  Accumulation units outstanding
  at the end of period                       60


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(352)

  Accumulation unit value:
    Beginning of period                    $16.94          $14.75          $14.34         $12.64          $10.40
    End of period                          $15.52          $16.94          $14.75         $14.34          $12.64
  Accumulation units outstanding
  at the end of period                     1,983           1,872           2,809           2,952          2,134

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.90           N/A             N/A            N/A
    End of period                          $11.88          $12.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,103          71,056           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                    $16.08          $15.23          $15.98         $13.33          $10.10
    End of period                          $16.05          $16.08          $15.23         $15.98          $13.33
  Accumulation units outstanding
  at the end of period                       -               -             49,843         45,686          1,225

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                    $11.24          $11.03          $11.02         $10.64           N/A
    End of period                          $11.76          $11.24          $11.03         $11.02           N/A
  Accumulation units outstanding
  at the end of period                     9,778           9,434           7,509          11,543           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(582)

  Accumulation unit value:
    Beginning of period                    $5.97           $4.46           $4.49           $3.94           N/A
    End of period                          $6.12           $5.97           $4.46           $4.49           N/A
  Accumulation units outstanding
  at the end of period                     1,008           1,008           1,008           1,008           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                    $16.50          $12.96          $13.98         $13.80          $11.09
    End of period                          $17.33          $16.50          $12.96         $13.98          $13.80
  Accumulation units outstanding
  at the end of period                       -             57,062          57,678         50,465          21,525

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.07           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      546             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(352)

  Accumulation unit value:
    Beginning of period                    $9.64           $8.39           $8.18           $7.48          $6.67
    End of period                          $9.83           $9.64           $8.39           $8.18          $7.48
  Accumulation units outstanding
  at the end of period                     6,224           6,734           6,172           6,351          3,418

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(334)

  Accumulation unit value:
    Beginning of period                    $23.01          $16.72          $15.44         $12.35          $9.90
    End of period                          $24.50          $23.01          $16.72         $15.44          $12.35
  Accumulation units outstanding
  at the end of period                       -             51,537          57,134         50,616           980

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(579)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.25          $10.63         $10.66           N/A
    End of period                          $12.43          $11.75          $11.25         $10.63           N/A
  Accumulation units outstanding
  at the end of period                     7,267           19,413          21,242         15,710           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(579)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(579)

  Accumulation unit value:
    Beginning of period                    $18.54          $15.02          $13.48         $11.03           N/A
    End of period                          $20.12          $18.54          $15.02         $13.48           N/A
  Accumulation units outstanding
  at the end of period                     11,983          11,541          9,956          12,026           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(579)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.90         $10.50           N/A
    End of period                          $13.82          $13.86          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    285,276          9,295           4,936          11,472           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(692)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.56          $10.84         $10.14           N/A
    End of period                          $12.31          $10.85          $10.56         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -              547             245             246            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.31           N/A             N/A             N/A            N/A
    End of period                          $12.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      773             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,552            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $27.41          $23.08          $17.16         $13.75           N/A
    End of period                          $36.45          $27.41          $23.08         $17.16           N/A
  Accumulation units outstanding
  at the end of period                     2,039           1,258           5,444            578            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                    $18.10          $17.61          $13.06         $11.26          $10.14
    End of period                          $18.63          $18.10          $17.61         $13.06          $11.26
  Accumulation units outstanding
  at the end of period                       -             51,068          53,311         43,378          2,116

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(382)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.04          $12.75         $11.20          $9.58
    End of period                          $15.99          $15.14          $14.04         $12.75          $11.20
  Accumulation units outstanding
  at the end of period                     23,075          24,453          25,406         23,951           983

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                    $12.10          $10.69          $10.42          $9.63          $8.60
    End of period                          $12.48          $12.10          $10.69         $10.42          $9.63
  Accumulation units outstanding
  at the end of period                     31,161          31,040          32,201         38,263           530

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1316)

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      671             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.61           N/A             N/A             N/A            N/A
    End of period                          $18.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,256           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(334)

  Accumulation unit value:
    Beginning of period                    $20.21          $18.54          $17.34         $15.72          $11.84
    End of period                          $17.55          $20.21          $18.54         $17.34          $15.72
  Accumulation units outstanding
  at the end of period                       -               -             41,443         40,830           318

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(415)

  Accumulation unit value:
    Beginning of period                    $15.47          $13.39          $13.07         $11.32          $10.47
    End of period                          $14.88          $15.47          $13.39         $13.07          $11.32
  Accumulation units outstanding
  at the end of period                     15,227          14,832          15,282         15,249           360

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(692)

  Accumulation unit value:
    Beginning of period                    $6.12           $5.69           $5.65           $5.21           N/A
    End of period                          $6.89           $6.12           $5.69           $5.65           N/A
  Accumulation units outstanding
  at the end of period                       94              94              95             96             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(691)

  Accumulation unit value:
    Beginning of period                    $15.04          $15.53          $11.36          $9.76           N/A
    End of period                          $17.74          $15.04          $15.53         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -             10,299          22,204         11,515           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.85           N/A             N/A             N/A            N/A
    End of period                          $17.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,754            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(863)

  Accumulation unit value:
    Beginning of period                    $13.20          $11.97          $11.11           N/A            N/A
    End of period                          $14.37          $13.20          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,648           2,860           2,582            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(382)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.54          $11.21          $9.67          $7.96
    End of period                          $15.07          $14.42          $12.54         $11.21          $9.67
  Accumulation units outstanding
  at the end of period                     5,637           4,840           4,773           3,495          1,403

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(390)

  Accumulation unit value:
    Beginning of period                    $8.98           $8.71           $8.12           $7.92          $7.58
    End of period                          $9.70           $8.98           $8.71           $8.12          $7.92
  Accumulation units outstanding
  at the end of period                       -             2,363           2,017           2,018          1,007

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,557           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(205)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.76          $13.68         $13.33          $12.94
    End of period                          $14.90          $14.00          $13.76         $13.68          $13.33
  Accumulation units outstanding
  at the end of period                     29,925          32,722          29,135         27,825          8,556

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(205)

  Accumulation unit value:
    Beginning of period                    $12.62
    End of period                          $12.94
  Accumulation units outstanding
  at the end of period                      407

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(398)

  Accumulation unit value:
    Beginning of period                    $23.46          $20.98          $19.62         $17.65          $15.76
    End of period                          $21.39          $23.46          $20.98         $19.62          $17.65
  Accumulation units outstanding
  at the end of period                     1,068             -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(248)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.11          $12.95
    End of period                           N/A             N/A             N/A           $15.59          $15.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,483

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(248)

  Accumulation unit value:
    Beginning of period                    $12.95
    End of period                          $12.95
  Accumulation units outstanding
  at the end of period                       50

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.81          $12.82         $12.47           N/A
    End of period                          $13.54          $13.92          $12.81         $12.82           N/A
  Accumulation units outstanding
  at the end of period                     11,609          14,220          24,614         23,731           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(352)

  Accumulation unit value:
    Beginning of period                    $22.08          $19.87          $19.26         $17.85          $16.31
    End of period                          $20.48          $22.08          $19.87         $19.26          $17.85
  Accumulation units outstanding
  at the end of period                     1,629           1,926           2,136           2,262          1,583

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(694)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.24           $7.47           $6.77           N/A
    End of period                          $8.35           $8.56           $8.24           $7.47           N/A
  Accumulation units outstanding
  at the end of period                       -             2,480           2,955           3,269           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25          $9.74
    End of period                           N/A             N/A             N/A           $10.42          $10.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              11

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.99           N/A
    End of period                           N/A             N/A             N/A           $10.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25           N/A
    End of period                           N/A             N/A             N/A           $10.29           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(361)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.34          $9.13
    End of period                           N/A             N/A             N/A           $10.54          $10.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,135

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(361)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(361)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.11          $8.95
    End of period                           N/A             N/A             N/A           $10.28          $10.11
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            8,195

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(361)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.25          $12.43         $11.22          $10.02
    End of period                          $16.16          $15.06          $13.25         $12.43          $11.22
  Accumulation units outstanding
  at the end of period                    152,401         171,756         172,255         175,852         6,876

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.51          $10.31          $9.94           N/A
    End of period                          $11.65          $11.15          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     15,173          4,347             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(284)

  Accumulation unit value:
    Beginning of period                    $15.00          $13.36          $12.65         $11.55          $9.14
    End of period                          $16.03          $15.00          $13.36         $12.65          $11.55
  Accumulation units outstanding
  at the end of period                    137,908         133,092         134,163         125,662         24,416

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(714)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.84          $10.50         $10.29           N/A
    End of period                          $12.46          $11.76          $10.84         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     17,824          13,997          10,581         23,389           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $14.25          $12.92          $12.35         $11.47          $9.91
    End of period                          $15.23          $14.25          $12.92         $12.35          $11.47
  Accumulation units outstanding
  at the end of period                     57,993          52,957          54,564         54,745          21,620

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $9.31
    End of period                          $9.91
  Accumulation units outstanding
  at the end of period                     1,641

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(343)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.83          $9.48
    End of period                           N/A             N/A             N/A           $11.06          $10.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             148

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(382)

  Accumulation unit value:
    Beginning of period                    $25.88          $23.16          $22.37         $20.52          $18.55
    End of period                          $27.35          $25.88          $23.16         $22.37          $20.52
  Accumulation units outstanding
  at the end of period                     4,278           4,888           4,964           5,054          3,591

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                    $20.65          $17.37          $16.33         $14.48          $13.18
    End of period                          $21.89          $20.65          $17.37         $16.33          $14.48
  Accumulation units outstanding
  at the end of period                     3,329           1,451           1,520            229            245

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(352)

  Accumulation unit value:
    Beginning of period                    $29.21          $26.13          $25.05         $23.19          $20.79
    End of period                          $31.62          $29.21          $26.13         $25.05          $23.19
  Accumulation units outstanding
  at the end of period                     6,173           3,527           3,374           2,397          1,470

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $38.34          $36.51          $32.55         $28.05          $24.14
    End of period                          $44.18          $38.34          $36.51         $32.55          $28.05
  Accumulation units outstanding
  at the end of period                     2,687           2,022           1,520           1,306           898

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(205)

  Accumulation unit value:
    Beginning of period                    $16.05          $13.60          $13.04         $11.51          $9.01
    End of period                          $15.92          $16.05          $13.60         $13.04          $11.51
  Accumulation units outstanding
  at the end of period                     12,193          11,798          12,531         13,295          10,689

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(205)

  Accumulation unit value:
    Beginning of period                    $7.84
    End of period                          $9.01
  Accumulation units outstanding
  at the end of period                      656

Accumulation Unit Values
Contract with Endorsements - 1.745%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1133)

  Accumulation unit value:
    Beginning of period                    $17.09          $15.55           N/A             N/A            N/A
    End of period                          $18.43          $17.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,846          4,158            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1133)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(605)

  Accumulation unit value:
    Beginning of period                    $12.36          $11.66          $11.06         $10.68           N/A
    End of period                          $14.06          $12.36          $11.66         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     9,256           9,167            320             294            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                    $15.49          $11.56          $11.53           N/A            N/A
    End of period                          $12.94          $15.49          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,015          17,035            66             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(743)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.57          $11.24           N/A            N/A
    End of period                          $15.48          $14.14          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                      363             252             268             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(645)

  Accumulation unit value:
    Beginning of period                    $19.25          $18.66          $16.91         $14.95           N/A
    End of period                          $20.89          $19.25          $18.66         $16.91           N/A
  Accumulation units outstanding
  at the end of period                       -              169             170             171            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(645)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(694)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.85          $10.03          $9.45           N/A
    End of period                          $12.54          $11.82          $10.85         $10.03           N/A
  Accumulation units outstanding
  at the end of period                     2,727           2,132            135             135            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.40           N/A             N/A             N/A            N/A
    End of period                          $29.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      510             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.30           N/A             N/A             N/A            N/A
    End of period                          $13.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,629           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $18.74          $16.97          $16.70         $15.12           N/A
    End of period                          $18.52          $18.74          $16.97         $16.70           N/A
  Accumulation units outstanding
  at the end of period                      990            2,247           2,258           2,243           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $25.83           N/A             N/A             N/A            N/A
    End of period                          $24.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,479            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,703           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.67            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      210             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1207)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.80           N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,388           595             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1207)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.81            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,911            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1133)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.22           N/A             N/A            N/A
    End of period                          $11.63          $12.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,084            458             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1133)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $18.75           N/A             N/A             N/A            N/A
    End of period                          $19.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,187            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1133)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.52           N/A             N/A            N/A
    End of period                          $12.93          $12.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,314            446             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1133)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      217             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1055)

  Accumulation unit value:
    Beginning of period                    $15.45          $13.73           N/A             N/A            N/A
    End of period                          $17.00          $15.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     62,263          41,278           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1055)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1108)

  Accumulation unit value:
    Beginning of period                    $23.35          $20.74           N/A             N/A            N/A
    End of period                          $24.77          $23.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,956          10,268           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.16          $15.07         $15.08           N/A
    End of period                          $16.08          $15.38          $15.16         $15.07           N/A
  Accumulation units outstanding
  at the end of period                     7,333           6,159           6,123           2,857           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1202)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.35           N/A             N/A            N/A
    End of period                          $14.07          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,177          1,187            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(820)

  Accumulation unit value:
    Beginning of period                    $20.27          $18.01          $15.98           N/A            N/A
    End of period                          $19.40          $20.27          $18.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,067            884             907             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $16.87          $14.69          $14.29         $14.12           N/A
    End of period                          $15.45          $16.87          $14.69         $14.29           N/A
  Accumulation units outstanding
  at the end of period                     1,696            334             315             21             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.87           N/A             N/A            N/A
    End of period                          $11.84          $12.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,608           11,690           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(620)

  Accumulation unit value:
    Beginning of period                    $16.05          $15.21          $15.96         $14.11           N/A
    End of period                          $16.01          $16.05          $15.21         $15.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,154           4,315           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                    $11.22          $11.01          $11.00         $10.81           N/A
    End of period                          $11.73          $11.22          $11.01         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     3,890           5,471           1,844           1,820           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.38            N/A             N/A             N/A            N/A
    End of period                          $6.09            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,386            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $10.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,106            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(618)

  Accumulation unit value:
    Beginning of period                    $16.46          $12.94          $13.96         $12.97           N/A
    End of period                          $17.29          $16.46          $12.94         $13.96           N/A
  Accumulation units outstanding
  at the end of period                       -             12,110          4,994           4,666           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.06           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,239           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1165)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.03           N/A             N/A            N/A
    End of period                          $11.08          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,941            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1165)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1202)

  Accumulation unit value:
    Beginning of period                    $9.60           $9.47            N/A             N/A            N/A
    End of period                          $9.79           $9.60            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,891            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1203)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.98           N/A             N/A            N/A
    End of period                          $11.78          $14.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,255           1,094            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1203)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(620)

  Accumulation unit value:
    Beginning of period                    $22.96          $16.70          $15.43         $12.83           N/A
    End of period                          $24.45          $22.96          $16.70         $15.43           N/A
  Accumulation units outstanding
  at the end of period                       -             18,729          6,691           4,756           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(821)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.21          $10.90           N/A            N/A
    End of period                          $12.37          $11.70          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,945           5,729             54             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(821)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1413)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,138            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1413)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(629)

  Accumulation unit value:
    Beginning of period                    $18.56          $15.04          $13.50         $11.39           N/A
    End of period                          $20.13          $18.56          $15.04         $13.50           N/A
  Accumulation units outstanding
  at the end of period                     23,925          1,562            142             121            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.84          $11.85          $10.90          $9.99           N/A
    End of period                          $13.80          $13.84          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    372,857         226,930          27,303         10,715           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1142)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.69            N/A             N/A            N/A
    End of period                          $11.95          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,510          18,816           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1142)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(820)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.55          $9.29            N/A            N/A
    End of period                          $12.29          $10.84          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,577           1,615            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.29           N/A             N/A             N/A            N/A
    End of period                          $12.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,117            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,015           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(815)

  Accumulation unit value:
    Beginning of period                    $27.31          $23.01          $19.89           N/A            N/A
    End of period                          $36.31          $27.31          $23.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,956          6,299            470             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(620)

  Accumulation unit value:
    Beginning of period                    $18.06          $17.58          $13.04         $11.10           N/A
    End of period                          $18.59          $18.06          $17.58         $13.04           N/A
  Accumulation units outstanding
  at the end of period                       -             8,536           5,965           5,406           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(752)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.01          $12.08           N/A            N/A
    End of period                          $15.95          $15.11          $14.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,519           2,123             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(629)

  Accumulation unit value:
    Beginning of period                    $12.08          $10.68          $10.41          $9.48           N/A
    End of period                          $12.45          $12.08          $10.68         $10.41           N/A
  Accumulation units outstanding
  at the end of period                     3,784           2,867           1,162            856            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.54           N/A             N/A             N/A            N/A
    End of period                          $18.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      476             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(618)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.52          $17.33         $14.95           N/A
    End of period                          $17.51          $20.18          $18.52         $17.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,877           2,865           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(646)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.36          $13.05         $10.94           N/A
    End of period                          $14.84          $15.43          $13.36         $13.05           N/A
  Accumulation units outstanding
  at the end of period                     4,008           4,155            293             33             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(618)

  Accumulation unit value:
    Beginning of period                    $6.10           $5.67           $5.63           $5.08           N/A
    End of period                          $6.86           $6.10           $5.67           $5.63           N/A
  Accumulation units outstanding
  at the end of period                     8,454           7,328            183             215            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(769)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.52          $12.35           N/A            N/A
    End of period                          $17.72          $15.02          $15.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             40,193          2,206            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.82           N/A             N/A             N/A            N/A
    End of period                          $17.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,962           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(733)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.94          $11.07         $11.01           N/A
    End of period                          $14.33          $13.16          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     1,477           1,468            698             515            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $14.39          $12.52          $11.20          $9.54           N/A
    End of period                          $15.03          $14.39          $12.52         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     2,215           4,166           4,184           4,028           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(629)

  Accumulation unit value:
    Beginning of period                    $8.99           $8.72           $8.12           $7.45           N/A
    End of period                          $9.70           $8.99           $8.72           $8.12           N/A
  Accumulation units outstanding
  at the end of period                       -              123              72             25             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      420             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(605)

  Accumulation unit value:
    Beginning of period                    $13.95          $13.72          $13.64         $13.14           N/A
    End of period                          $14.83          $13.95          $13.72         $13.64           N/A
  Accumulation units outstanding
  at the end of period                     9,331           4,909           5,149           3,470           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.13           N/A
    End of period                           N/A             N/A             N/A           $15.52           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.77          $12.78         $12.43           N/A
    End of period                          $13.48          $13.87          $12.77         $12.78           N/A
  Accumulation units outstanding
  at the end of period                     5,976           7,471           7,603           6,509           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(1182)

  Accumulation unit value:
    Beginning of period                    $21.96          $21.15           N/A             N/A            N/A
    End of period                          $20.37          $21.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,083           1,089            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.38           N/A
    End of period                           N/A             N/A             N/A           $10.38           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,991            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $15.00          $13.21          $12.39         $11.26           N/A
    End of period                          $16.09          $15.00          $13.21         $12.39           N/A
  Accumulation units outstanding
  at the end of period                     30,110          24,667           874             779            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.51          $10.31         $10.25           N/A
    End of period                          $11.63          $11.14          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     81,486          24,117          10,748          6,400           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(605)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.32          $12.61         $11.73           N/A
    End of period                          $15.96          $14.94          $13.32         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     99,815          91,761          56,311         49,016           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1114)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.81           N/A             N/A            N/A
    End of period                          $12.44          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,072          3,827            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1114)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.89          $12.32         $11.37           N/A
    End of period                          $15.17          $14.21          $12.89         $12.32           N/A
  Accumulation units outstanding
  at the end of period                     60,743          54,880          43,607         10,292           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.63           N/A             N/A             N/A            N/A
    End of period                          $11.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,914           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                    $25.75          $23.06          $22.28         $21.21           N/A
    End of period                          $27.20          $25.75          $23.06         $22.28           N/A
  Accumulation units outstanding
  at the end of period                     2,728             60              60             60             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $12.50           N/A             N/A             N/A            N/A
    End of period                          $12.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,347            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1133)

  Accumulation unit value:
    Beginning of period                    $20.61          $18.71           N/A             N/A            N/A
    End of period                          $21.84          $20.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,818           824             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1133)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(605)

  Accumulation unit value:
    Beginning of period                    $29.06          $26.01          $24.94         $23.43           N/A
    End of period                          $31.44          $29.06          $26.01         $24.94           N/A
  Accumulation units outstanding
  at the end of period                     3,247           1,161            455             455            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                    $38.11          $36.31          $32.38         $27.98           N/A
    End of period                          $43.89          $38.11          $36.31         $32.38           N/A
  Accumulation units outstanding
  at the end of period                      722            2,159           1,488           1,221           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                    $16.00          $13.57          $13.01         $11.96           N/A
    End of period                          $15.86          $16.00          $13.57         $13.01           N/A
  Accumulation units outstanding
  at the end of period                     5,972           2,350            855             855            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(335)

  Accumulation unit value:
    Beginning of period                    $17.08          $14.18          $13.03         $11.40          $9.32
    End of period                          $18.42          $17.08          $14.18         $13.03          $11.40
  Accumulation units outstanding
  at the end of period                     22,545          12,039          2,275            890            685

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(339)

  Accumulation unit value:
    Beginning of period                    $12.36          $11.66          $11.06         $10.23          $8.90
    End of period                          $14.05          $12.36          $11.66         $11.06          $10.23
  Accumulation units outstanding
  at the end of period                     16,863          19,210          16,608         15,628          14,143

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(415)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.36          $8.73
    End of period                           N/A             N/A             N/A            $9.15          $9.36
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             190

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                    $15.50          $11.56          $10.15           N/A            N/A
    End of period                          $12.94          $15.50          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,559          25,422          14,731           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.57          $11.80         $11.24          $9.02
    End of period                          $15.48          $14.14          $12.57         $11.80          $11.24
  Accumulation units outstanding
  at the end of period                     11,169          16,150          16,555         14,207          13,267

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(402)

  Accumulation unit value:
    Beginning of period                    $19.24          $18.65          $16.90         $16.37          $15.14
    End of period                          $20.88          $19.24          $18.65         $16.90          $16.37
  Accumulation units outstanding
  at the end of period                       -             1,586           1,655           1,740           333

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(402)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.69           $9.28          $8.88
    End of period                           N/A             N/A            $8.80           $9.69          $9.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              401            146

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(386)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.85          $10.03          $9.33          $8.64
    End of period                          $12.53          $11.81          $10.85         $10.03          $9.33
  Accumulation units outstanding
  at the end of period                     53,634          45,717          46,520         20,176          20,174

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(386)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1150)

  Accumulation unit value:
    Beginning of period                    $25.02          $22.84           N/A             N/A            N/A
    End of period                          $29.66          $25.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      155             155             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1150)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(787)

  Accumulation unit value:
    Beginning of period                    $26.68          $25.97          $23.55           N/A            N/A
    End of period                          $28.77          $26.68          $25.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                      144              28              16             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,497           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(328)

  Accumulation unit value:
    Beginning of period                    $18.73          $16.96          $16.70         $15.98          $13.92
    End of period                          $18.51          $18.73          $16.96         $16.70          $15.98
  Accumulation units outstanding
  at the end of period                     4,269           4,402           4,534           4,680          4,392

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(375)

  Accumulation unit value:
    Beginning of period                    $22.60          $19.15          $19.01         $16.29          $14.23
    End of period                          $24.89          $22.60          $19.15         $19.01          $16.29
  Accumulation units outstanding
  at the end of period                     20,330          16,094          14,900          2,791          2,791

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(375)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,485           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,028            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.17           N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,006          2,403            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,866            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                    $12.61          $10.90          $10.57           N/A            N/A
    End of period                          $11.63          $12.61          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,980           7,446           2,084            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(398)

  Accumulation unit value:
    Beginning of period                    $18.69          $18.16          $18.01         $17.14          $16.35
    End of period                          $19.65          $18.69          $18.16         $18.01          $17.14
  Accumulation units outstanding
  at the end of period                     27,907          27,202          27,646          5,284          3,657

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(398)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.26          $10.75           N/A            N/A
    End of period                          $12.93          $12.80          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                      772            3,247           2,041            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.06           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,170           3,192            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(383)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.91          $10.22          $8.49          $6.80
    End of period                          $16.99          $15.44          $11.91         $10.22          $8.49
  Accumulation units outstanding
  at the end of period                     88,707          78,662          38,621          8,557          7,743

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(383)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(853)

  Accumulation unit value:
    Beginning of period                    $23.33          $21.19          $19.76           N/A            N/A
    End of period                          $24.75          $23.33          $21.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,497            506             506             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(359)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.15          $15.07         $14.76          $15.24
    End of period                          $16.07          $15.38          $15.15         $15.07          $14.76
  Accumulation units outstanding
  at the end of period                     27,285          28,341          28,725          7,399          5,863

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(359)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.86          $8.78            N/A             N/A            N/A
    End of period                          $14.07          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,912           3,249            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(335)

  Accumulation unit value:
    Beginning of period                    $20.27          $18.00          $16.84         $13.74          $11.50
    End of period                          $19.39          $20.27          $18.00         $16.84          $13.74
  Accumulation units outstanding
  at the end of period                     38,544          32,538          30,964          8,270          7,631

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(335)

  Accumulation unit value:
    Beginning of period                    $16.87          $14.69          $14.29         $12.60          $9.92
    End of period                          $15.44          $16.87          $14.69         $14.29          $12.60
  Accumulation units outstanding
  at the end of period                     7,078           7,513           7,546           5,239          3,475

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.86           N/A             N/A            N/A
    End of period                          $11.83          $12.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     83,235         150,628           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                    $16.05          $15.21          $15.96         $13.32          $9.89
    End of period                          $16.00          $16.05          $15.21         $15.96          $13.32
  Accumulation units outstanding
  at the end of period                       -               -            116,261         25,302          16,129

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(343)

  Accumulation unit value:
    Beginning of period                    $11.21          $11.01          $11.00         $10.80          $10.98
    End of period                          $11.73          $11.21          $11.01         $11.00          $10.80
  Accumulation units outstanding
  at the end of period                    100,638          98,375          76,858          2,356           397

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(698)

  Accumulation unit value:
    Beginning of period                    $5.94           $4.44           $4.48           $4.28           N/A
    End of period                          $6.09           $5.94           $4.44           $4.48           N/A
  Accumulation units outstanding
  at the end of period                     2,898            472             474             191            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(698)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.27          $10.71         $10.17           N/A
    End of period                          $10.36          $11.45          $10.27         $10.71           N/A
  Accumulation units outstanding
  at the end of period                     1,877           1,878           2,092           1,154           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                    $16.46          $12.94          $13.96         $13.79          $10.72
    End of period                          $17.29          $16.46          $12.94         $13.96          $13.79
  Accumulation units outstanding
  at the end of period                       -            118,697         109,123         26,311          15,692

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.06           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,942           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1003)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.05           N/A             N/A            N/A
    End of period                          $11.08          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,813            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(377)

  Accumulation unit value:
    Beginning of period                    $9.60           $8.36           $8.16           $7.46          $6.65
    End of period                          $9.79           $9.60           $8.36           $8.16          $7.46
  Accumulation units outstanding
  at the end of period                     33,911          32,459          30,940         25,077          24,593

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(707)

  Accumulation unit value:
    Beginning of period                    $14.50          $12.43          $11.92         $11.52           N/A
    End of period                          $11.78          $14.50          $12.43         $11.92           N/A
  Accumulation units outstanding
  at the end of period                     5,274           4,687           4,687            964            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(319)

  Accumulation unit value:
    Beginning of period                    $22.96          $16.69          $15.43         $12.34          $9.20
    End of period                          $24.44          $22.96          $16.69         $15.43          $12.34
  Accumulation units outstanding
  at the end of period                       -            104,183          97,721         24,249          14,171

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(533)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.22          $10.61         $10.65           N/A
    End of period                          $12.38          $11.71          $11.22         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     34,169          31,257          26,444          1,717           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(363)

  Accumulation unit value:
    Beginning of period                    $18.49          $14.99          $13.46         $11.46          $9.50
    End of period                          $20.06          $18.49          $14.99         $13.46          $11.46
  Accumulation units outstanding
  at the end of period                     87,681          84,351          79,324         30,667          18,842

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.84          $11.85          $10.90          $9.76           N/A
    End of period                          $13.79          $13.84          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,496,781       1,048,155        871,347         37,661           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.59            N/A             N/A            N/A
    End of period                          $11.95          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,570          3,669            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(703)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.55          $10.83         $10.34           N/A
    End of period                          $12.29          $10.84          $10.55         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -             11,649          8,395           1,707           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.29           N/A             N/A             N/A            N/A
    End of period                          $12.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,257           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1319)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,911           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(581)

  Accumulation unit value:
    Beginning of period                    $27.31          $23.00          $17.11         $13.77           N/A
    End of period                          $36.30          $27.31          $23.00         $17.11           N/A
  Accumulation units outstanding
  at the end of period                     24,203          19,273          19,209           784            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                    $18.06          $17.58          $13.04         $11.25          $9.63
    End of period                          $18.58          $18.06          $17.58         $13.04          $11.25
  Accumulation units outstanding
  at the end of period                       -            100,888          97,889         28,372          19,144

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(363)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.01          $12.73         $11.19          $9.68
    End of period                          $15.94          $15.10          $14.01         $12.73          $11.19
  Accumulation units outstanding
  at the end of period                     89,555          92,836          91,031         43,998          28,009

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(335)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.67          $10.40          $9.62          $8.26
    End of period                          $12.44          $12.07          $10.67         $10.40          $9.62
  Accumulation units outstanding
  at the end of period                    109,256         111,455         116,125         76,446          57,273

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1319)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      530             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.53           N/A             N/A             N/A            N/A
    End of period                          $18.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,104           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(319)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.51          $17.32         $15.71          $11.37
    End of period                          $17.50          $20.18          $18.51         $17.32          $15.71
  Accumulation units outstanding
  at the end of period                       -               -             83,264         19,258          12,056

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(343)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.36          $13.05         $11.31          $9.27
    End of period                          $14.84          $15.43          $13.36         $13.05          $11.31
  Accumulation units outstanding
  at the end of period                     63,569          50,964          49,397         37,063          26,006

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(787)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.67           $5.24            N/A            N/A
    End of period                          $6.86           $6.09           $5.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,834           11,100          12,397           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(689)

  Accumulation unit value:
    Beginning of period                    $15.02          $15.52          $11.36          $9.54           N/A
    End of period                          $17.71          $15.02          $15.52         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -            157,888         144,177          6,806           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.82           N/A             N/A             N/A            N/A
    End of period                          $17.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     95,456           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.94          $11.07         $10.41           N/A
    End of period                          $14.33          $13.16          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     23,117          29,193          50,242           392            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(387)

  Accumulation unit value:
    Beginning of period                    $14.38          $12.51          $11.19          $9.66          $7.89
    End of period                          $15.02          $14.38          $12.51         $11.19          $9.66
  Accumulation units outstanding
  at the end of period                     43,695          39,431          34,906         11,814          6,967

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(387)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(402)

  Accumulation unit value:
    Beginning of period                    $8.96           $8.69           $8.10           $7.91          $7.90
    End of period                          $9.67           $8.96           $8.69           $8.10          $7.91
  Accumulation units outstanding
  at the end of period                       -             8,059           8,985           8,801          8,354

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,981           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(330)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.71          $13.64         $13.29          $13.38
    End of period                          $14.83          $13.94          $13.71         $13.64          $13.29
  Accumulation units outstanding
  at the end of period                     93,592          93,867          90,661         21,529          9,226

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(330)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(396)

  Accumulation unit value:
    Beginning of period                    $23.32          $20.86          $19.52         $17.58          $15.62
    End of period                          $21.25          $23.32          $20.86         $19.52          $17.58
  Accumulation units outstanding
  at the end of period                     1,477           1,497           1,520           1,546          1,574

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(396)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(328)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.04          $13.98
    End of period                           N/A             N/A             N/A           $15.51          $15.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,443

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.76          $12.77         $12.42           N/A
    End of period                          $13.47          $13.86          $12.76         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     60,548          76,867          81,688         22,504           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(395)

  Accumulation unit value:
    Beginning of period                    $21.95          $19.76          $19.17         $17.77          $16.10
    End of period                          $20.35          $21.95          $19.76         $19.17          $17.77
  Accumulation units outstanding
  at the end of period                     4,313           5,358           2,329           2,298          1,267

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(395)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                    $8.53           $8.21           $7.46           $6.40          $5.40
    End of period                          $8.32           $8.53           $8.21           $7.46          $6.40
  Accumulation units outstanding
  at the end of period                       -             29,163          29,981         30,129          25,544

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(335)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(343)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22          $9.30
    End of period                           N/A             N/A             N/A           $10.38          $10.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,287

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(417)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.92          $9.02
    End of period                           N/A             N/A             N/A           $10.09          $9.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,278

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(417)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(339)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08          $8.69
    End of period                           N/A             N/A             N/A           $10.25          $10.08
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            15,545

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(358)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.20          $12.38         $11.19          $9.89
    End of period                          $16.08          $14.99          $13.20         $12.38          $11.19
  Accumulation units outstanding
  at the end of period                     81,802          87,739          81,440         57,474          13,771

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(704)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.51          $10.31         $10.18           N/A
    End of period                          $11.63          $11.13          $10.51         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     34,805          37,047          68,928         64,639           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(348)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.31          $12.61         $11.52          $10.56
    End of period                          $15.95          $14.93          $13.31         $12.61          $11.52
  Accumulation units outstanding
  at the end of period                    349,155         410,552         411,413         243,138        159,605

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.83          $10.50         $10.00           N/A
    End of period                          $12.44          $11.75          $10.83         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    296,179         286,878         256,536         55,378           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $14.19          $12.88          $12.31         $11.43          $10.37
    End of period                          $15.15          $14.19          $12.88         $12.31          $11.43
  Accumulation units outstanding
  at the end of period                    383,465         389,065         357,310         54,765          48,504

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(368)

  Accumulation unit value:
    Beginning of period                    $25.73          $23.04          $22.26         $20.43          $18.78
    End of period                          $27.18          $25.73          $23.04         $22.26          $20.43
  Accumulation units outstanding
  at the end of period                     13,814          14,111          14,338          6,908          5,176

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(368)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(408)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.94          $11.83         $11.94          $11.99
    End of period                          $12.62          $12.26          $11.94         $11.83          $11.94
  Accumulation units outstanding
  at the end of period                     20,569          21,785          2,619          22,349          1,042

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(408)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(387)

  Accumulation unit value:
    Beginning of period                    $20.61          $17.34          $16.32         $14.47          $12.46
    End of period                          $21.84          $20.61          $17.34         $16.32          $14.47
  Accumulation units outstanding
  at the end of period                     15,771          10,332          9,948           4,952          3,841

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(387)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                    $29.04          $25.99          $24.93         $23.09          $20.54
    End of period                          $31.42          $29.04          $25.99         $24.93          $23.09
  Accumulation units outstanding
  at the end of period                     4,878           1,739           1,825           1,338          1,097

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(339)

  Accumulation unit value:
    Beginning of period                    $38.09          $36.29          $32.37         $27.91          $23.49
    End of period                          $43.86          $38.09          $36.29         $32.37          $27.91
  Accumulation units outstanding
  at the end of period                     6,075           6,542           6,503           4,950          4,327

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(328)

  Accumulation unit value:
    Beginning of period                    $16.00          $13.57          $13.01         $11.49          $9.32
    End of period                          $15.85          $16.00          $13.57         $13.01          $11.49
  Accumulation units outstanding
  at the end of period                     23,806          22,264          18,930         13,744          12,454

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.77%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(593)

  Accumulation unit value:
    Beginning of period                    $17.04          $14.15          $13.01         $11.32           N/A
    End of period                          $18.37          $17.04          $14.15         $13.01           N/A
  Accumulation units outstanding
  at the end of period                     66,153          17,901           461             341            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(614)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.65          $11.05         $10.41           N/A
    End of period                          $14.03          $12.34          $11.65         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     39,922          23,912          5,056           3,872           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(924)

  Accumulation unit value:
    Beginning of period                    $15.49          $11.56          $11.04           N/A            N/A
    End of period                          $12.94          $15.49          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,231          18,949           839             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(924)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(620)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.56          $11.79         $10.59           N/A
    End of period                          $15.46          $14.13          $12.56         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     10,074          1,940           1,331           1,478           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(614)

  Accumulation unit value:
    Beginning of period                    $19.19          $18.61          $16.87         $15.77           N/A
    End of period                          $20.83          $19.19          $18.61         $16.87           N/A
  Accumulation units outstanding
  at the end of period                       -             1,379           2,133           1,908           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(584)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.84          $10.02          $9.05           N/A
    End of period                          $12.51          $11.80          $10.84         $10.02           N/A
  Accumulation units outstanding
  at the end of period                     52,546          10,626          14,751         14,985           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(614)

  Accumulation unit value:
    Beginning of period                    $24.96          $22.43          $22.40         $20.40           N/A
    End of period                          $29.59          $24.96          $22.43         $22.40           N/A
  Accumulation units outstanding
  at the end of period                     3,860            677             614             616            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      838             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(617)

  Accumulation unit value:
    Beginning of period                    $26.63          $25.91          $25.20         $23.36           N/A
    End of period                          $28.71          $26.63          $25.91         $25.20           N/A
  Accumulation units outstanding
  at the end of period                     6,288           3,979           1,031            705            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(617)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.94           N/A             N/A             N/A            N/A
    End of period                          $13.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     70,276           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $10.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,643            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $18.69          $16.93          $16.67         $15.02           N/A
    End of period                          $18.47          $18.69          $16.93         $16.67           N/A
  Accumulation units outstanding
  at the end of period                     3,423           2,574           1,953            814            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(647)

  Accumulation unit value:
    Beginning of period                    $22.56          $19.12          $18.98         $15.66           N/A
    End of period                          $24.84          $22.56          $19.12         $18.98           N/A
  Accumulation units outstanding
  at the end of period                     8,603           2,333            987            1,201           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(647)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    192,224           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     89,559           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.00           N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     98,537          9,151            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,372           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(945)

  Accumulation unit value:
    Beginning of period                    $12.61          $10.90          $10.69           N/A            N/A
    End of period                          $11.63          $12.61          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,386          8,551            153             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(689)

  Accumulation unit value:
    Beginning of period                    $18.64          $18.12          $17.98         $17.64           N/A
    End of period                          $19.60          $18.64          $18.12         $17.98           N/A
  Accumulation units outstanding
  at the end of period                     47,362          22,916          6,271            270            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1027)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.53           N/A             N/A            N/A
    End of period                          $12.93          $12.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,431          3,667            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1203)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.18           N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,824           366             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1203)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(647)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.89          $10.20          $8.61           N/A
    End of period                          $16.95          $15.41          $11.89         $10.20           N/A
  Accumulation units outstanding
  at the end of period                    165,975          49,262          3,850           4,823           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(647)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(695)

  Accumulation unit value:
    Beginning of period                    $23.29          $21.15          $20.27         $18.14           N/A
    End of period                          $24.70          $23.29          $21.15         $20.27           N/A
  Accumulation units outstanding
  at the end of period                     17,109          4,878            221             278            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(636)

  Accumulation unit value:
    Beginning of period                    $15.34          $15.12          $15.04         $14.82           N/A
    End of period                          $16.03          $15.34          $15.12         $15.04           N/A
  Accumulation units outstanding
  at the end of period                     30,373          15,478          3,612           1,141           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.48            N/A             N/A            N/A
    End of period                          $14.06          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,242          4,275            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(624)

  Accumulation unit value:
    Beginning of period                    $20.23          $17.97          $16.81         $14.50           N/A
    End of period                          $19.35          $20.23          $17.97         $16.81           N/A
  Accumulation units outstanding
  at the end of period                     13,210          7,107           2,899           1,606           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(714)

  Accumulation unit value:
    Beginning of period                    $16.84          $14.68          $14.28         $13.99           N/A
    End of period                          $15.42          $16.84          $14.68         $14.28           N/A
  Accumulation units outstanding
  at the end of period                     7,162           6,738           3,455             5             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1355)

  Accumulation unit value:
    Beginning of period                    $10.56           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    100,655           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1355)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.85           N/A             N/A            N/A
    End of period                          $11.81          $12.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,873          36,283           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(633)

  Accumulation unit value:
    Beginning of period                    $16.03          $15.20          $15.95         $14.08           N/A
    End of period                          $15.98          $16.03          $15.20         $15.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -             21,308         16,724           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(633)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(643)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.00          $10.99         $10.90           N/A
    End of period                          $11.71          $11.20          $11.00         $10.99           N/A
  Accumulation units outstanding
  at the end of period                     86,981          46,945          15,567          9,257           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(643)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                    $5.93           $4.66            N/A             N/A            N/A
    End of period                          $6.08           $5.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    181,192          44,221           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(795)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.26          $10.22           N/A            N/A
    End of period                          $10.35          $11.43          $10.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,698            615             403             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                    $16.45          $12.93          $13.95         $12.89           N/A
    End of period                          $17.27          $16.45          $12.93         $13.95           N/A
  Accumulation units outstanding
  at the end of period                       -             65,662          17,696          7,983           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.06           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    169,000           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.81          $9.94            N/A             N/A            N/A
    End of period                          $11.08          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             36,456           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(653)

  Accumulation unit value:
    Beginning of period                    $9.58           $8.35           $8.15           $7.41           N/A
    End of period                          $9.77           $9.58           $8.35           $8.15           N/A
  Accumulation units outstanding
  at the end of period                     47,077          8,836           16,173          9,360           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(636)

  Accumulation unit value:
    Beginning of period                    $14.44          $12.38          $11.90         $10.41           N/A
    End of period                          $11.72          $14.44          $12.38         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     16,971          6,780             29             30             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(584)

  Accumulation unit value:
    Beginning of period                    $22.94          $16.68          $15.42         $12.29           N/A
    End of period                          $24.42          $22.94          $16.68         $15.42           N/A
  Accumulation units outstanding
  at the end of period                       -             56,645          16,743         12,800           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(614)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.20          $10.59         $10.35           N/A
    End of period                          $12.35          $11.69          $11.20         $10.59           N/A
  Accumulation units outstanding
  at the end of period                     29,011          14,930          2,072            886            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1362)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,628            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1362)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(638)

  Accumulation unit value:
    Beginning of period                    $18.48          $14.97          $13.45         $11.24           N/A
    End of period                          $20.04          $18.48          $14.97         $13.45           N/A
  Accumulation units outstanding
  at the end of period                     69,809          37,426          12,242          3,996           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                    $13.83          $11.85          $10.90         $10.40           N/A
    End of period                          $13.78          $13.83          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                   1,509,332        769,913         202,746         15,926           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.75            N/A             N/A            N/A
    End of period                          $11.95          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,961          6,041            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(780)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.55          $9.98            N/A            N/A
    End of period                          $12.28          $10.83          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,787           2,401            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(780)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.28           N/A             N/A             N/A            N/A
    End of period                          $12.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,214           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1376)

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,982            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1376)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(714)

  Accumulation unit value:
    Beginning of period                    $27.27          $22.98          $17.09         $17.52           N/A
    End of period                          $36.24          $27.27          $22.98         $17.09           N/A
  Accumulation units outstanding
  at the end of period                     37,014          15,145          5,274             4             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                    $18.04          $17.57          $13.03         $11.62           N/A
    End of period                          $18.57          $18.04          $17.57         $13.03           N/A
  Accumulation units outstanding
  at the end of period                       -             41,089          32,847         11,494           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.95           N/A             N/A             N/A            N/A
    End of period                          $10.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,924            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(637)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.00          $12.72         $10.82           N/A
    End of period                          $15.92          $15.09          $14.00         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     44,530          20,860          9,165           5,462           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(584)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.66          $10.40          $9.42           N/A
    End of period                          $12.42          $12.06          $10.66         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     93,701          62,638          39,047         23,079           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,711            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.50           N/A             N/A             N/A            N/A
    End of period                          $18.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,056           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(640)

  Accumulation unit value:
    Beginning of period                    $20.16          $18.50          $17.31         $13.01           N/A
    End of period                          $17.48          $20.16          $18.50         $17.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -             12,399          4,789           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(636)

  Accumulation unit value:
    Beginning of period                    $15.41          $13.35          $13.04         $10.44           N/A
    End of period                          $14.82          $15.41          $13.35         $13.04           N/A
  Accumulation units outstanding
  at the end of period                     25,336          21,295          8,101           4,074           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(636)

  Accumulation unit value:
    Beginning of period                    $6.08           $5.66           $5.62           $4.79           N/A
    End of period                          $6.84           $6.08           $5.66           $5.62           N/A
  Accumulation units outstanding
  at the end of period                     27,201          9,791            159             160            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(693)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.52          $11.36         $10.08           N/A
    End of period                          $17.70          $15.01          $15.52         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -            165,907          70,101           169            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.81           N/A             N/A             N/A            N/A
    End of period                          $17.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    140,356           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.94          $10.52           N/A            N/A
    End of period                          $14.32          $13.16          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                    101,381          93,462          3,603            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(591)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.21          $10.92          $9.75           N/A
    End of period                          $14.65          $14.03          $12.21         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     34,841          29,181          8,805           3,244           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(593)

  Accumulation unit value:
    Beginning of period                    $8.95           $8.68           $8.09           $8.03           N/A
    End of period                          $9.66           $8.95           $8.68           $8.09           N/A
  Accumulation units outstanding
  at the end of period                       -             4,162           4,053            619            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,173           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(614)

  Accumulation unit value:
    Beginning of period                    $13.92          $13.69          $13.62         $13.26           N/A
    End of period                          $14.80          $13.92          $13.69         $13.62           N/A
  Accumulation units outstanding
  at the end of period                     89,752          70,873          98,419         11,878           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(945)

  Accumulation unit value:
    Beginning of period                    $23.27          $20.82          $19.98           N/A            N/A
    End of period                          $21.20          $23.27          $20.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,547           4,103             82             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.77           N/A
    End of period                           N/A             N/A             N/A           $15.42           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.74          $12.76         $12.41           N/A
    End of period                          $13.44          $13.84          $12.74         $12.76           N/A
  Accumulation units outstanding
  at the end of period                    103,592          97,662          9,260          86,201           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(672)

  Accumulation unit value:
    Beginning of period                    $21.91          $19.73          $19.13         $17.65           N/A
    End of period                          $20.31          $21.91          $19.73         $19.13           N/A
  Accumulation units outstanding
  at the end of period                     1,498             -               85             58             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(672)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(672)

  Accumulation unit value:
    Beginning of period                    $8.52           $8.20           $7.45           $6.55           N/A
    End of period                          $8.31           $8.52           $8.20           $7.45           N/A
  Accumulation units outstanding
  at the end of period                       -              825            1,052            157            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     67,341           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.03           N/A
    End of period                           N/A             N/A             N/A           $10.38           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86           N/A
    End of period                           N/A             N/A             N/A           $10.09           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.67           N/A
    End of period                           N/A             N/A             N/A           $10.27           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,515            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,409            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,509           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(620)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.24           N/A
    End of period                           N/A             N/A             N/A           $10.50           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(594)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.35           N/A
    End of period                           N/A             N/A             N/A           $10.23           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $14.97          $13.18          $12.37         $11.25           N/A
    End of period                          $16.05          $14.97          $13.18         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     79,483          58,227          35,091         71,334           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(716)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.50          $10.31         $10.20           N/A
    End of period                          $11.62          $11.13          $10.50         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    207,022          29,999          4,887           1,014           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.29          $12.59         $11.30           N/A
    End of period                          $15.92          $14.91          $13.29         $12.59           N/A
  Accumulation units outstanding
  at the end of period                    370,232         330,784          85,610         59,686           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(679)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.83          $10.50          $9.96           N/A
    End of period                          $12.43          $11.74          $10.83         $10.50           N/A
  Accumulation units outstanding
  at the end of period                    316,411         161,328          79,016          2,142           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(591)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.77          $12.22         $11.42           N/A
    End of period                          $15.03          $14.08          $12.77         $12.22           N/A
  Accumulation units outstanding
  at the end of period                    790,620         409,144          93,449          8,634           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1010)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.96            N/A             N/A            N/A
    End of period                          $11.61          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,703            728             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1108)

  Accumulation unit value:
    Beginning of period                    $10.94          $9.96            N/A             N/A            N/A
    End of period                          $11.77          $10.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,685          19,946           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.62           N/A             N/A            N/A
    End of period                          $11.91          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      487              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.56          $9.93            N/A             N/A            N/A
    End of period                          $11.09          $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,386          17,377           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(614)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.82           N/A
    End of period                           N/A             N/A             N/A           $11.01           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(584)

  Accumulation unit value:
    Beginning of period                    $25.67          $22.99          $22.22         $20.19           N/A
    End of period                          $27.11          $25.67          $22.99         $22.22           N/A
  Accumulation units outstanding
  at the end of period                     74,811          36,045          27,471         13,905           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(591)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.92          $11.81         $11.86           N/A
    End of period                          $12.59          $12.24          $11.92         $11.81           N/A
  Accumulation units outstanding
  at the end of period                    207,073         146,128          6,189           3,533           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                    $20.59          $17.33          $16.31         $14.69           N/A
    End of period                          $21.81          $20.59          $17.33         $16.31           N/A
  Accumulation units outstanding
  at the end of period                     77,164          28,299          2,362           3,085           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(591)

  Accumulation unit value:
    Beginning of period                    $28.57          $25.58          $24.54         $23.15           N/A
    End of period                          $30.91          $28.57          $25.58         $24.54           N/A
  Accumulation units outstanding
  at the end of period                     27,003          14,477          5,084           2,454           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(593)

  Accumulation unit value:
    Beginning of period                    $38.00          $36.21          $32.30         $28.89           N/A
    End of period                          $43.75          $38.00          $36.21         $32.30           N/A
  Accumulation units outstanding
  at the end of period                     25,979          12,691          1,832           2,307           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(591)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.20          $12.65         $11.66           N/A
    End of period                          $15.42          $15.56          $13.20         $12.65           N/A
  Accumulation units outstanding
  at the end of period                     46,793          33,416          19,706         18,685           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.795%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $16.99          $14.11          $12.98         $11.36          $9.26
    End of period                          $18.32          $16.99          $14.11         $12.98          $11.36
  Accumulation units outstanding
  at the end of period                     6,018           8,116           4,361           2,143           352

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(312)

  Accumulation unit value:
    Beginning of period                    $12.33          $11.64          $11.05         $10.23          $8.31
    End of period                          $14.01          $12.33          $11.64         $11.05          $10.23
  Accumulation units outstanding
  at the end of period                     15,830          17,005          19,023         17,449          17,518

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(429)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.36          $8.87
    End of period                           N/A             N/A             N/A            $9.14          $9.36
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(849)

  Accumulation unit value:
    Beginning of period                    $15.49          $11.56          $10.75           N/A            N/A
    End of period                          $12.93          $15.49          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,483           6,004           1,796            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(309)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.55          $11.78         $11.22          $8.09
    End of period                          $15.43          $14.11          $12.55         $11.78          $11.22
  Accumulation units outstanding
  at the end of period                     2,685           10,526          1,596           3,302          4,873

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $19.14          $18.56          $16.83         $16.31          $13.48
    End of period                          $20.77          $19.14          $18.56         $16.83          $16.31
  Accumulation units outstanding
  at the end of period                       -             9,563           10,027          9,248          7,974

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.66           $9.26          $8.07
    End of period                           N/A             N/A            $8.78           $9.66          $9.26
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              702            431

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.82          $10.01          $9.31          $8.52
    End of period                          $12.49          $11.78          $10.82         $10.01          $9.31
  Accumulation units outstanding
  at the end of period                     26,333          35,287          27,955         29,646          27,592

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(990)

  Accumulation unit value:
    Beginning of period                    $24.89          $23.61           N/A             N/A            N/A
    End of period                          $29.49          $24.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              592             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(990)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(350)

  Accumulation unit value:
    Beginning of period                    $26.56          $25.85          $25.14         $22.92          $20.77
    End of period                          $28.62          $26.56          $25.85         $25.14          $22.92
  Accumulation units outstanding
  at the end of period                      431            1,099            357             399            357

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.33           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    137,294           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(326)

  Accumulation unit value:
    Beginning of period                    $18.64          $16.89          $16.63         $15.93          $13.92
    End of period                          $18.41          $18.64          $16.89         $16.63          $15.93
  Accumulation units outstanding
  at the end of period                     11,292          12,755          13,482         13,400          14,615

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(326)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(422)

  Accumulation unit value:
    Beginning of period                    $22.52          $19.09          $18.96         $16.25          $15.17
    End of period                          $24.79          $22.52          $19.09         $18.96          $16.25
  Accumulation units outstanding
  at the end of period                     1,573           2,215            373             928             7

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,775           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,692            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.84            N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    169,959          8,708            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,429            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.90          $10.53           N/A            N/A
    End of period                          $11.62          $12.60          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,978           2,306           1,833            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(317)

  Accumulation unit value:
    Beginning of period                    $18.60          $18.09          $17.94         $17.09          $16.26
    End of period                          $19.54          $18.60          $18.09         $17.94          $17.09
  Accumulation units outstanding
  at the end of period                     7,402           6,444           6,263           9,254          10,695

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.26          $10.65           N/A            N/A
    End of period                          $12.92          $12.79          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,683           4,215           2,719            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.97            N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,917           5,056            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(353)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.89          $10.21          $8.48          $6.87
    End of period                          $16.95          $15.41          $11.89         $10.21          $8.48
  Accumulation units outstanding
  at the end of period                     15,442          14,450          6,151           4,993          1,943

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(353)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(309)

  Accumulation unit value:
    Beginning of period                    $23.21          $21.09          $20.22         $17.45          $13.54
    End of period                          $24.61          $23.21          $21.09         $20.22          $17.45
  Accumulation units outstanding
  at the end of period                     4,670            900             452             452            453

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(255)

  Accumulation unit value:
    Beginning of period                    $15.30          $15.08          $15.00         $14.71          $14.73
    End of period                          $15.98          $15.30          $15.08         $15.00          $14.71
  Accumulation units outstanding
  at the end of period                     5,975           6,060           9,463           6,403          6,931

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(255)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.39           N/A             N/A             N/A            N/A
    End of period                          $14.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      527             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(336)

  Accumulation unit value:
    Beginning of period                    $20.23          $17.98          $16.82         $13.73          $11.45
    End of period                          $19.35          $20.23          $17.98         $16.82          $13.73
  Accumulation units outstanding
  at the end of period                     5,800           8,073           9,198           7,826          9,088

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(334)

  Accumulation unit value:
    Beginning of period                    $16.80          $14.64          $14.24         $12.57          $9.77
    End of period                          $15.37          $16.80          $14.64         $14.24          $12.57
  Accumulation units outstanding
  at the end of period                     8,611           11,208          11,175         10,636          12,058

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,927            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.83           N/A             N/A            N/A
    End of period                          $11.79          $12.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,199           90,978           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                    $16.02          $15.18          $15.94         $13.31          $9.25
    End of period                          $15.96          $16.02          $15.18         $15.94          $13.31
  Accumulation units outstanding
  at the end of period                       -               -             73,873         71,748         115,991

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.99          $10.98         $10.79          $10.98
    End of period                          $11.69          $11.19          $10.99         $10.98          $10.79
  Accumulation units outstanding
  at the end of period                     4,780            758            2,742            835           7,501

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(745)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.39            N/A            N/A
    End of period                          $6.07           $5.92           $4.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,928           5,394           5,175            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(745)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                    $16.43          $12.92          $13.94         $13.78          $9.73
    End of period                          $17.25          $16.43          $12.92         $13.94          $13.78
  Accumulation units outstanding
  at the end of period                       -             44,321         116,413         95,035          98,079

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,713           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.81          $9.94            N/A             N/A            N/A
    End of period                          $11.07          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             94,994           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                    $9.57           $8.34           $8.14           $7.45          $6.53
    End of period                          $9.75           $9.57           $8.34           $8.14          $7.45
  Accumulation units outstanding
  at the end of period                     4,603            938            2,189           2,103          1,220

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.40          $11.90         $10.67          $10.46
    End of period                          $11.73          $14.45          $12.40         $11.90          $10.67
  Accumulation units outstanding
  at the end of period                      160              98              -               -             986

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(309)

  Accumulation unit value:
    Beginning of period                    $22.91          $16.67          $15.41         $12.34          $8.82
    End of period                          $24.39          $22.91          $16.67         $15.41          $12.34
  Accumulation units outstanding
  at the end of period                       -             28,746          22,650         28,609          3,143

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.15          $10.58         $10.41          $10.21
    End of period                          $12.28          $11.62          $11.15         $10.58          $10.41
  Accumulation units outstanding
  at the end of period                     3,797           2,809             9               9            1,262

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(336)

  Accumulation unit value:
    Beginning of period                    $18.48          $14.99          $13.46         $11.47          $8.94
    End of period                          $20.04          $18.48          $14.99         $13.46          $11.47
  Accumulation units outstanding
  at the end of period                     12,926          7,489           4,189           2,343          1,906

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                    $13.83          $11.85          $10.90         $10.50           N/A
    End of period                          $13.77          $13.83          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     73,323          23,242          11,642           373            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $11.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     77,577           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(507)

  Accumulation unit value:
    Beginning of period                    $27.10          $22.84          $16.98         $13.29           N/A
    End of period                          $36.00          $27.10          $22.84         $16.98           N/A
  Accumulation units outstanding
  at the end of period                     3,553           2,170           3,648            11             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                    $18.03          $17.55          $13.03         $11.24          $9.36
    End of period                          $18.54          $18.03          $17.55         $13.03          $11.24
  Accumulation units outstanding
  at the end of period                       -             79,022          93,176         88,093         173,129

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.94           N/A             N/A             N/A            N/A
    End of period                          $10.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,729            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1096)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.53            N/A             N/A            N/A
    End of period                          $10.92          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,068            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(309)

  Accumulation unit value:
    Beginning of period                    $15.07          $13.98          $12.71         $11.18          $8.25
    End of period                          $15.90          $15.07          $13.98         $12.71          $11.18
  Accumulation units outstanding
  at the end of period                     20,362          20,373          21,740         17,770          12,046

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.65          $10.39          $9.61          $7.74
    End of period                          $12.40          $12.04          $10.65         $10.39          $9.61
  Accumulation units outstanding
  at the end of period                     45,017          54,643          56,836         54,779          48,171

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.47           N/A             N/A             N/A            N/A
    End of period                          $18.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,262            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(298)

  Accumulation unit value:
    Beginning of period                    $20.14          $18.48          $17.30         $15.70          $10.62
    End of period                          $17.46          $20.14          $18.48         $17.30          $15.70
  Accumulation units outstanding
  at the end of period                       -               -             42,511         40,269          75,226

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(298)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(309)

  Accumulation unit value:
    Beginning of period                    $15.39          $13.34          $13.03         $11.30          $7.78
    End of period                          $14.80          $15.39          $13.34         $13.03          $11.30
  Accumulation units outstanding
  at the end of period                     21,874          21,518          24,959         20,413          15,967

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1022)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.91            N/A             N/A            N/A
    End of period                          $6.83           $6.07            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      314             229             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1022)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(717)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.51          $11.36         $11.04           N/A
    End of period                          $17.69          $15.01          $15.51         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -            216,262         212,266         206,301          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.79           N/A             N/A             N/A            N/A
    End of period                          $17.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    200,713           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $13.92           N/A             N/A             N/A            N/A
    End of period                          $14.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       71             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.48          $11.17          $9.65          $7.26
    End of period                          $14.98          $14.34          $12.48         $11.17          $9.65
  Accumulation units outstanding
  at the end of period                     16,575          18,088          19,079         17,621          18,112

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(329)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.09           $7.90          $7.19
    End of period                          $9.64           $8.93           $8.67           $8.09          $7.90
  Accumulation units outstanding
  at the end of period                       -             2,823           2,824           2,825          2,379

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(329)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(230)

  Accumulation unit value:
    Beginning of period                    $13.89          $13.66          $13.60         $13.25          $12.88
    End of period                          $14.76          $13.89          $13.66         $13.60          $13.25
  Accumulation units outstanding
  at the end of period                     42,557          81,511          81,031         52,120          49,150

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(230)

  Accumulation unit value:
    Beginning of period                    $12.70
    End of period                          $12.88
  Accumulation units outstanding
  at the end of period                      481

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $23.20          $20.76          $19.44         $17.51          $14.03
    End of period                          $21.13          $23.20          $20.76         $19.44          $17.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(307)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.98          $13.55
    End of period                           N/A             N/A             N/A           $15.45          $14.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            45,239

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.72          $12.73         $12.39           N/A
    End of period                          $13.41          $13.81          $12.72         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     18,969          30,493          21,192         52,719           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(309)

  Accumulation unit value:
    Beginning of period                    $21.84          $19.67          $19.09         $17.70          $14.22
    End of period                          $20.24          $21.84          $19.67         $19.09          $17.70
  Accumulation units outstanding
  at the end of period                     8,870           9,909           10,405          5,953          6,369

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.19           $7.44           $6.39          $5.68
    End of period                          $8.29           $8.51           $8.19           $7.44          $6.39
  Accumulation units outstanding
  at the end of period                       -             2,554           2,014           1,887          1,755

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $8.74
    End of period                           N/A             N/A             N/A           $10.37          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,618

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(320)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(390)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $8.77
    End of period                           N/A             N/A             N/A           $10.08          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             327

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(390)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(309)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $8.14
    End of period                           N/A             N/A             N/A           $10.26          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,185

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.54           N/A             N/A             N/A            N/A
    End of period                          $10.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      948             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(504)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.49           N/A
    End of period                           N/A             N/A             N/A           $10.48           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(307)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.06          $7.69
    End of period                           N/A             N/A             N/A           $10.22          $10.06
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           271,060

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(307)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.16          $12.35         $11.16          $8.80
    End of period                          $16.01          $14.93          $13.16         $12.35          $11.16
  Accumulation units outstanding
  at the end of period                    130,743         184,257         210,611         293,194         23,221

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.50          $10.31          $9.96           N/A
    End of period                          $11.61          $11.12          $10.50         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     12,054            -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(230)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.27          $12.57         $11.49          $9.61
    End of period                          $15.88          $14.88          $13.27         $12.57          $11.49
  Accumulation units outstanding
  at the end of period                     77,931          84,647         105,605         111,170        121,228

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(230)

  Accumulation unit value:
    Beginning of period                    $9.75
    End of period                          $9.61
  Accumulation units outstanding
  at the end of period                     1,044

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1163)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.33           N/A             N/A            N/A
    End of period                          $12.42          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,655           1,189            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(299)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.83          $12.27         $11.41          $9.73
    End of period                          $15.09          $14.14          $12.83         $12.27          $11.41
  Accumulation units outstanding
  at the end of period                     67,665          62,240          56,016         53,988          49,996

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(299)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(504)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.00           N/A
    End of period                           N/A             N/A             N/A           $10.99           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(309)

  Accumulation unit value:
    Beginning of period                    $25.60          $22.93          $22.17         $20.36          $17.05
    End of period                          $27.02          $25.60          $22.93         $22.17          $20.36
  Accumulation units outstanding
  at the end of period                     10,186          12,899          11,692         10,089          10,602

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(309)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(315)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.88          $11.78         $11.90          $12.01
    End of period                          $12.55          $12.20          $11.88         $11.78          $11.90
  Accumulation units outstanding
  at the end of period                     9,159           12,392          41,654          8,354          4,853

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                    $20.58          $17.33          $16.31         $14.47          $12.28
    End of period                          $21.80          $20.58          $17.33         $16.31          $14.47
  Accumulation units outstanding
  at the end of period                     5,564           10,415          14,469         12,460          7,453

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(328)

  Accumulation unit value:
    Beginning of period                    $28.89          $25.87          $24.83         $23.00          $19.47
    End of period                          $31.24          $28.89          $25.87         $24.83          $23.00
  Accumulation units outstanding
  at the end of period                     17,652          10,569          11,836         10,825          11,333

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $37.88          $36.11          $32.22         $27.79          $22.35
    End of period                          $43.61          $37.88          $36.11         $32.22          $27.79
  Accumulation units outstanding
  at the end of period                     31,871          8,324           6,562           5,536          6,035

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(256)

  Accumulation unit value:
    Beginning of period                    $15.95          $13.53          $12.98         $11.47          $8.97
    End of period                          $15.80          $15.95          $13.53         $12.98          $11.47
  Accumulation units outstanding
  at the end of period                     22,743          23,896          22,204         18,187          25,104

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(256)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(403)

  Accumulation unit value:
    Beginning of period                    $16.98          $14.10          $12.97         $11.35          $9.20
    End of period                          $18.31          $16.98          $14.10         $12.97          $11.35
  Accumulation units outstanding
  at the end of period                      139             150              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(403)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(549)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.63          $11.04         $10.58           N/A
    End of period                          $14.01          $12.32          $11.63         $11.04           N/A
  Accumulation units outstanding
  at the end of period                      593             701             779             542            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(373)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.35          $8.40
    End of period                           N/A             N/A             N/A            $9.14          $9.35
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1043)

  Accumulation unit value:
    Beginning of period                    $15.49          $12.93           N/A             N/A            N/A
    End of period                          $12.93          $15.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,400            770             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1043)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(373)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.54          $11.78         $11.22          $9.80
    End of period                          $15.43          $14.11          $12.54         $11.78          $11.22
  Accumulation units outstanding
  at the end of period                       -               -              254             255             -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(646)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.55          $16.82         $14.86           N/A
    End of period                          $20.75          $19.13          $18.55         $16.82           N/A
  Accumulation units outstanding
  at the end of period                       -              110             110             110            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(458)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.66           $9.25          $8.83
    End of period                           N/A             N/A            $8.78           $9.66          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(403)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.82          $10.01          $9.31          $8.36
    End of period                          $12.48          $11.77          $10.82         $10.01          $9.31
  Accumulation units outstanding
  at the end of period                      198             213              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(403)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(660)

  Accumulation unit value:
    Beginning of period                    $24.88          $22.35          $22.33         $19.87           N/A
    End of period                          $29.48          $24.88          $22.35         $22.33           N/A
  Accumulation units outstanding
  at the end of period                     2,072           2,081           2,090             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(660)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(537)

  Accumulation unit value:
    Beginning of period                    $26.53          $25.82          $25.12         $23.48           N/A
    End of period                          $28.59          $26.53          $25.82         $25.12           N/A
  Accumulation units outstanding
  at the end of period                     19,731          20,995          22,285         19,352           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(537)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.75           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      744             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(466)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.88          $16.63         $15.92          $13.81
    End of period                          $18.40          $18.63          $16.88         $16.63          $15.92
  Accumulation units outstanding
  at the end of period                      612             612             612             612             -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(466)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(458)

  Accumulation unit value:
    Beginning of period                    $22.49          $19.07          $18.94         $16.23          $15.81
    End of period                          $24.76          $22.49          $19.07         $18.94          $16.23
  Accumulation units outstanding
  at the end of period                       87              87              92             93              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.09           N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,504           3,520            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                    $12.60          $12.16           N/A             N/A            N/A
    End of period                          $11.61          $12.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      185             200             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(464)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.07          $17.92         $17.07          $16.82
    End of period                          $19.52          $18.58          $18.07         $17.92          $17.07
  Accumulation units outstanding
  at the end of period                     5,845           6,465           1,368           1,295           141

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.97           N/A             N/A            N/A
    End of period                          $12.91          $12.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      189             203             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(896)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.86          $10.60           N/A            N/A
    End of period                          $16.90          $15.37          $11.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,323            755              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(896)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(403)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.07          $14.99         $14.70          $14.58
    End of period                          $15.97          $15.29          $15.07         $14.99          $14.70
  Accumulation units outstanding
  at the end of period                     3,326           3,326             66             181             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(403)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.18           N/A             N/A             N/A            N/A
    End of period                          $14.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      739             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(506)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.93          $16.78         $14.21           N/A
    End of period                          $19.30          $20.18          $17.93         $16.78           N/A
  Accumulation units outstanding
  at the end of period                     30,862          30,082          33,718         28,001           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(466)

  Accumulation unit value:
    Beginning of period                    $16.79          $14.64          $14.24         $12.57          $9.88
    End of period                          $15.37          $16.79          $14.64         $14.24          $12.57
  Accumulation units outstanding
  at the end of period                     2,031           2,075           2,108            229             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(466)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.82           N/A             N/A            N/A
    End of period                          $11.78          $12.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,541          25,046           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                    $16.03          $15.19          $15.95         $13.32          $10.51
    End of period                          $15.97          $16.03          $15.19         $15.95          $13.32
  Accumulation units outstanding
  at the end of period                       -               -             19,552         14,677           195

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(466)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.99          $10.98         $10.79          $10.48
    End of period                          $11.69          $11.18          $10.99         $10.98          $10.79
  Accumulation units outstanding
  at the end of period                     15,919          17,894          18,317          6,659            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(466)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(538)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.47           $4.12           N/A
    End of period                          $6.07           $5.92           $4.43           $4.47           N/A
  Accumulation units outstanding
  at the end of period                     2,536           2,889           3,173           2,678           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(560)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.24          $10.68         $10.04           N/A
    End of period                          $10.32          $11.41          $10.24         $10.68           N/A
  Accumulation units outstanding
  at the end of period                     3,738           3,739           3,551           3,551           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                    $16.44          $12.93          $13.95         $13.79          $11.32
    End of period                          $17.26          $16.44          $12.93         $13.95          $13.79
  Accumulation units outstanding
  at the end of period                       -             22,863          25,957         20,511           188

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,816            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1030)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.03           N/A             N/A            N/A
    End of period                          $11.07          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,110            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(422)

  Accumulation unit value:
    Beginning of period                    $9.57           $8.34           $8.15           $7.45          $5.65
    End of period                          $9.75           $9.57           $8.34           $8.15          $7.45
  Accumulation units outstanding
  at the end of period                      341             343              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.40          $11.89         $10.81           N/A
    End of period                          $11.73          $14.45          $12.40         $11.89           N/A
  Accumulation units outstanding
  at the end of period                     3,298           3,298           3,298           3,298           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(469)

  Accumulation unit value:
    Beginning of period                    $22.93          $16.68          $15.42         $12.35          $10.19
    End of period                          $24.41          $22.93          $16.68         $15.42          $12.35
  Accumulation units outstanding
  at the end of period                       -             14,051          14,639          9,313            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(538)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.17          $10.57         $10.46           N/A
    End of period                          $12.32          $11.66          $11.17         $10.57           N/A
  Accumulation units outstanding
  at the end of period                      857            1,440           1,269           1,064           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(502)

  Accumulation unit value:
    Beginning of period                    $18.45          $14.96          $13.44         $11.87           N/A
    End of period                          $20.00          $18.45          $14.96         $13.44           N/A
  Accumulation units outstanding
  at the end of period                     55,574          60,688          60,378         40,437           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(796)

  Accumulation unit value:
    Beginning of period                    $13.83          $11.85          $10.72           N/A            N/A
    End of period                          $13.78          $13.83          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     97,988          23,701          7,457            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(796)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(1028)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.76            N/A             N/A            N/A
    End of period                          $12.27          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              199             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(1028)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.27           N/A             N/A             N/A            N/A
    End of period                          $12.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      198             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                    $27.20          $22.93          $17.07         $14.38           N/A
    End of period                          $36.14          $27.20          $22.93         $17.07           N/A
  Accumulation units outstanding
  at the end of period                      269             314             924             601            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(464)

  Accumulation unit value:
    Beginning of period                    $18.02          $17.55          $13.02         $11.24          $10.69
    End of period                          $18.54          $18.02          $17.55         $13.02          $11.24
  Accumulation units outstanding
  at the end of period                       -             16,164          16,544         11,542           223

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(373)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.98          $12.71         $11.18          $9.61
    End of period                          $15.90          $15.06          $13.98         $12.71          $11.18
  Accumulation units outstanding
  at the end of period                     34,683          38,052          32,487          9,992            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.65          $10.39          $9.61          $9.16
    End of period                          $12.40          $12.04          $10.65         $10.39          $9.61
  Accumulation units outstanding
  at the end of period                     47,549          52,072          45,586         20,242          3,386

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.46           N/A             N/A             N/A            N/A
    End of period                          $18.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,101            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(449)

  Accumulation unit value:
    Beginning of period                    $20.14          $18.48          $17.30         $15.70          $15.59
    End of period                          $17.45          $20.14          $18.48         $17.30          $15.70
  Accumulation units outstanding
  at the end of period                       -               -             9,546           5,024            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(373)

  Accumulation unit value:
    Beginning of period                    $15.39          $13.34          $13.03         $11.30          $9.47
    End of period                          $14.80          $15.39          $13.34         $13.03          $11.30
  Accumulation units outstanding
  at the end of period                     33,943          37,765          32,716          9,671            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(551)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.65           $5.62           $5.75           N/A
    End of period                          $6.83           $6.07           $5.65           $5.62           N/A
  Accumulation units outstanding
  at the end of period                      358             360             362             364            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(873)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.51          $12.77           N/A            N/A
    End of period                          $17.69          $15.00          $15.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,515            186             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(873)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.79           N/A             N/A             N/A            N/A
    End of period                          $17.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,958            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1028)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.69           N/A             N/A            N/A
    End of period                          $14.30          $13.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      165             166             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1028)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(422)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.49          $11.18          $9.66          $6.92
    End of period                          $14.99          $14.35          $12.49         $11.18          $9.66
  Accumulation units outstanding
  at the end of period                     1,472           1,162           1,094            984             -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(975)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.69            N/A            N/A
    End of period                          $9.64           $8.93           $8.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(403)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.66          $13.59         $13.25          $12.60
    End of period                          $14.76          $13.88          $13.66         $13.59          $13.25
  Accumulation units outstanding
  at the end of period                    103,347         103,165         105,772         96,069           803

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(403)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(403)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.98          $12.39
    End of period                           N/A             N/A             N/A           $15.44          $14.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             162

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(403)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.71          $12.73         $12.38           N/A
    End of period                          $13.40          $13.80          $12.71         $12.73           N/A
  Accumulation units outstanding
  at the end of period                     5,887           7,816           4,463           4,320           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(422)

  Accumulation unit value:
    Beginning of period                    $21.82          $19.66          $19.08         $17.70          $13.75
    End of period                          $20.22          $21.82          $19.66         $19.08          $17.70
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(466)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.19           $7.44           $6.38          $5.25
    End of period                          $8.29           $8.51           $8.19           $7.44          $6.38
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(466)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(449)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $9.82
    End of period                           N/A             N/A             N/A           $10.37          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,046

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.35           N/A
    End of period                           N/A             N/A             N/A           $10.08           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(502)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.47           N/A
    End of period                           N/A             N/A             N/A           $10.26           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(425)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $7.23
    End of period                           N/A             N/A             N/A           $10.21          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            4,178

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(425)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(388)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.15          $12.34         $11.16          $9.98
    End of period                          $16.00          $14.93          $13.15         $12.34          $11.16
  Accumulation units outstanding
  at the end of period                     9,475           9,540           10,331         18,301            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(388)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(790)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.50          $10.21           N/A            N/A
    End of period                          $11.61          $11.12          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,299           1,751           1,762            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(404)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.26          $12.57         $11.49          $9.55
    End of period                          $15.87          $14.87          $13.26         $12.57          $11.49
  Accumulation units outstanding
  at the end of period                     29,563          31,827          35,356         30,452            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(404)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(735)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.82          $10.49         $10.48           N/A
    End of period                          $12.41          $11.73          $10.82         $10.49           N/A
  Accumulation units outstanding
  at the end of period                      421            1,084           1,187            69             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(401)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.83          $12.27         $11.40          $9.92
    End of period                          $15.08          $14.13          $12.83         $12.27          $11.40
  Accumulation units outstanding
  at the end of period                     19,628          20,039          15,860         15,558            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(646)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.50           N/A
    End of period                           N/A             N/A             N/A           $10.98           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(373)

  Accumulation unit value:
    Beginning of period                    $25.58          $22.92          $22.16         $20.35          $18.48
    End of period                          $27.01          $25.58          $22.92         $22.16          $20.35
  Accumulation units outstanding
  at the end of period                     2,221           2,222           2,238           2,239           121

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(349)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.88          $11.77         $11.89          $11.99
    End of period                          $12.54          $12.19          $11.88         $11.77          $11.89
  Accumulation units outstanding
  at the end of period                     9,085           9,130           9,173          13,485            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(373)

  Accumulation unit value:
    Beginning of period                    $20.56          $17.31          $16.30         $14.46          $12.41
    End of period                          $21.78          $20.56          $17.31         $16.30          $14.46
  Accumulation units outstanding
  at the end of period                     2,266           2,267           2,351           2,290            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(531)

  Accumulation unit value:
    Beginning of period                    $28.88          $25.86          $24.82         $23.58           N/A
    End of period                          $31.23          $28.88          $25.86         $24.82           N/A
  Accumulation units outstanding
  at the end of period                     1,566           1,044            831             683            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(531)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(458)

  Accumulation unit value:
    Beginning of period                    $37.87          $36.10          $32.22         $27.78          $26.42
    End of period                          $43.59          $37.87          $36.10         $32.22          $27.78
  Accumulation units outstanding
  at the end of period                     18,606          20,122          20,509         18,251            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(403)

  Accumulation unit value:
    Beginning of period                    $15.95          $13.53          $12.97         $11.47          $8.88
    End of period                          $15.79          $15.95          $13.53         $12.97          $11.47
  Accumulation units outstanding
  at the end of period                     42,621          41,928          50,120         44,186            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(403)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.82%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $17.25           N/A             N/A             N/A            N/A
    End of period                          $18.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      229             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(499)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.62          $11.04         $10.59           N/A
    End of period                          $13.99          $12.31          $11.62         $11.04           N/A
  Accumulation units outstanding
  at the end of period                      313              -               -              752            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                    $16.81           N/A             N/A             N/A            N/A
    End of period                          $12.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      470             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(469)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.53          $11.77         $11.22          $10.91
    End of period                          $15.41          $14.09          $12.53         $11.77          $11.22
  Accumulation units outstanding
  at the end of period                       -               -               -               -              68

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(344)

  Accumulation unit value:
    Beginning of period                    $19.08          $18.52          $16.79         $16.28          $14.14
    End of period                          $20.71          $19.08          $18.52         $16.79          $16.28
  Accumulation units outstanding
  at the end of period                       -               -               -              463            494

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(344)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.65           $9.24          $8.38
    End of period                           N/A             N/A            $8.76           $9.65          $9.24
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             833

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(499)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.81          $10.00          $9.52           N/A
    End of period                          $12.46          $11.76          $10.81         $10.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              837            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(499)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.40           N/A             N/A             N/A            N/A
    End of period                          $29.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      155             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $29.91           N/A             N/A             N/A            N/A
    End of period                          $28.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      167             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(234)

  Accumulation unit value:
    Beginning of period                    $18.59          $16.85          $16.60         $15.90          $13.00
    End of period                          $18.36          $18.59          $16.85         $16.60          $15.90
  Accumulation units outstanding
  at the end of period                      144             161             179             213            209

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(234)

  Accumulation unit value:
    Beginning of period                    $13.83
    End of period                          $13.00
  Accumulation units outstanding
  at the end of period                      138


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                    $22.44          $19.03          $18.90         $16.20          $15.85
    End of period                          $24.69          $22.44          $19.03         $18.90          $16.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -              47

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,860           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.25           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      444             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(344)

  Accumulation unit value:
    Beginning of period                    $18.53          $18.03          $17.89         $17.04          $16.80
    End of period                          $19.47          $18.53          $18.03         $17.89          $17.04
  Accumulation units outstanding
  at the end of period                       -               -               -               -             416

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(344)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(773)

  Accumulation unit value:
    Beginning of period                    $15.35          $11.84          $10.26           N/A            N/A
    End of period                          $16.87          $15.35          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      195             195             195             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(199)

  Accumulation unit value:
    Beginning of period                    $15.25          $15.04          $14.97         $14.68          $14.77
    End of period                          $15.93          $15.25          $15.04         $14.97          $14.68
  Accumulation units outstanding
  at the end of period                     9,348           9,931           12,761         13,359          17,279

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(199)

  Accumulation unit value:
    Beginning of period                    $14.70
    End of period                          $14.77
  Accumulation units outstanding
  at the end of period                     28,375


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $14.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      734             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(216)

  Accumulation unit value:
    Beginning of period                    $20.14          $17.90          $16.76         $13.68          $10.81
    End of period                          $19.26          $20.14          $17.90         $16.76          $13.68
  Accumulation units outstanding
  at the end of period                      808             808             808             672            673

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(216)

  Accumulation unit value:
    Beginning of period                    $10.55
    End of period                          $10.81
  Accumulation units outstanding
  at the end of period                      673


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(469)

  Accumulation unit value:
    Beginning of period                    $16.76          $14.61          $14.22         $12.55          $12.19
    End of period                          $15.34          $16.76          $14.61         $14.22          $12.55
  Accumulation units outstanding
  at the end of period                       -               -               -               -              61

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                    $11.15           N/A             N/A             N/A            N/A
    End of period                          $11.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      354             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $14.08           N/A             N/A             N/A            N/A
    End of period                          $13.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,070           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                    $15.74           N/A             N/A             N/A            N/A
    End of period                          $15.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      251             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.64          $10.38          $9.61          $8.90
    End of period                          $12.39          $12.03          $10.64         $10.38          $9.61
  Accumulation units outstanding
  at the end of period                     23,995          24,158          24,644         22,788          21,112

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.15            N/A             N/A             N/A            N/A
    End of period                          $6.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      642             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(250)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.47          $11.16          $9.64          $7.07
    End of period                          $14.95          $14.32          $12.47         $11.16          $9.64
  Accumulation units outstanding
  at the end of period                     1,207           1,552           1,552           1,552          1,518

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(250)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(250)

  Accumulation unit value:
    Beginning of period                    $8.92           $8.66           $8.08           $7.89          $7.03
    End of period                          $9.63           $8.92           $8.66           $8.08          $7.89
  Accumulation units outstanding
  at the end of period                       -             1,466           1,466           1,466          1,423

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(250)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(227)

  Accumulation unit value:
    Beginning of period                    $13.86          $13.64          $13.57         $13.23          $12.86
    End of period                          $14.73          $13.86          $13.64         $13.57          $13.23
  Accumulation units outstanding
  at the end of period                     4,966           5,567           4,723           4,866          9,667

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(227)

  Accumulation unit value:
    Beginning of period                    $12.65
    End of period                          $12.86
  Accumulation units outstanding
  at the end of period                     4,912

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(227)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.95          $12.83
    End of period                           N/A             N/A             N/A           $15.41          $14.95
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,966

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(227)

  Accumulation unit value:
    Beginning of period                    $12.57
    End of period                          $12.83
  Accumulation units outstanding
  at the end of period                     5,521

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.69          $12.71         $12.37           N/A
    End of period                          $13.38          $13.78          $12.69         $12.71           N/A
  Accumulation units outstanding
  at the end of period                     7,105           8,390           7,695           7,950           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(216)

  Accumulation unit value:
    Beginning of period                    $21.77          $19.62          $19.04         $17.67          $14.44
    End of period                          $20.17          $21.77          $19.62         $19.04          $17.67
  Accumulation units outstanding
  at the end of period                     1,208           1,033           1,033            750            751

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(216)

  Accumulation unit value:
    Beginning of period                    $14.19
    End of period                          $14.44
  Accumulation units outstanding
  at the end of period                      751

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20          $8.51
    End of period                           N/A             N/A             N/A           $10.36          $10.20
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,102

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(216)

  Accumulation unit value:
    Beginning of period                    $8.45
    End of period                          $8.51
  Accumulation units outstanding
  at the end of period                     2,103

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(264)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90          $7.38
    End of period                           N/A             N/A             N/A           $10.07          $9.90
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              44

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(264)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(943)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(939)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(179)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.04          $7.89
    End of period                           N/A             N/A             N/A           $10.20          $10.04
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             551

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(179)

  Accumulation unit value:
    Beginning of period                    $7.91
    End of period                          $7.89
  Accumulation units outstanding
  at the end of period                      554

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(247)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.13          $12.33         $11.15          $8.95
    End of period                          $15.97          $14.90          $13.13         $12.33          $11.15
  Accumulation units outstanding
  at the end of period                     12,647          19,898          21,623         13,147          1,477

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(247)

  Accumulation unit value:
    Beginning of period                    $8.93
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                     1,210

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.28           N/A             N/A             N/A            N/A
    End of period                          $11.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,494            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $14.84          $13.24          $12.55         $11.47          $9.60
    End of period                          $15.84          $14.84          $13.24         $12.55          $11.47
  Accumulation units outstanding
  at the end of period                     3,158           3,160           3,546           3,099          1,234

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(175)

  Accumulation unit value:
    Beginning of period                    $9.93
    End of period                          $9.60
  Accumulation units outstanding
  at the end of period                      624

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $12.01           N/A             N/A             N/A            N/A
    End of period                          $12.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,661            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(241)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.81          $12.25         $11.39          $9.85
    End of period                          $15.05          $14.11          $12.81         $12.25          $11.39
  Accumulation units outstanding
  at the end of period                     8,681           81,149          89,327         96,097          5,888

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(241)

  Accumulation unit value:
    Beginning of period                    $9.96
    End of period                          $9.85
  Accumulation units outstanding
  at the end of period                      227

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.20           N/A             N/A            N/A
    End of period                          $11.08          $10.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,178          27,003           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(234)

  Accumulation unit value:
    Beginning of period                    $25.52          $22.87          $22.11         $20.31          $17.01
    End of period                          $26.94          $25.52          $22.87         $22.11          $20.31
  Accumulation units outstanding
  at the end of period                      929             551             640             711            691

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(234)

  Accumulation unit value:
    Beginning of period                    $17.32
    End of period                          $17.01
  Accumulation units outstanding
  at the end of period                      511


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(277)

  Accumulation unit value:
    Beginning of period                    $20.56          $17.31          $16.30         $14.45          $10.24
    End of period                          $21.77          $20.56          $17.31         $16.30          $14.45
  Accumulation units outstanding
  at the end of period                     2,065           1,963           1,413            31              31

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(277)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(469)

  Accumulation unit value:
    Beginning of period                    $28.80          $25.80          $24.76         $22.95          $21.88
    End of period                          $31.14          $28.80          $25.80         $24.76          $22.95
  Accumulation units outstanding
  at the end of period                      350              -               -               -              34

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(234)

  Accumulation unit value:
    Beginning of period                    $37.78          $36.02          $32.15         $27.74          $20.38
    End of period                          $43.48          $37.78          $36.02         $32.15          $27.74
  Accumulation units outstanding
  at the end of period                       51              62              74             370            417

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(234)

  Accumulation unit value:
    Beginning of period                    $21.51
    End of period                          $20.38
  Accumulation units outstanding
  at the end of period                       59


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(234)

  Accumulation unit value:
    Beginning of period                    $15.92          $13.51          $12.96         $11.46          $8.98
    End of period                          $15.77          $15.92          $13.51         $12.96          $11.46
  Accumulation units outstanding
  at the end of period                      387             435             489             392            449

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(234)

  Accumulation unit value:
    Beginning of period                    $9.48
    End of period                          $8.98
  Accumulation units outstanding
  at the end of period                      267

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(442)

  Accumulation unit value:
    Beginning of period                    $16.88          $14.03          $12.91         $11.30          $10.50
    End of period                          $18.19          $16.88          $14.03         $12.91          $11.30
  Accumulation units outstanding
  at the end of period                     5,971           6,198           4,109            866            830

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.61          $11.03         $10.21          $9.89
    End of period                          $13.97          $12.29          $11.61         $11.03          $10.21
  Accumulation units outstanding
  at the end of period                     7,827           6,910           7,664           6,423          2,455

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(441)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.34          $8.83
    End of period                           N/A             N/A             N/A            $9.13          $9.34
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             356

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.52          $11.76         $11.21          $10.92
    End of period                          $15.38          $14.07          $12.52         $11.76          $11.21
  Accumulation units outstanding
  at the end of period                     3,363           3,006           3,157           3,173          1,785

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $19.02          $18.46          $16.74         $16.24          $15.50
    End of period                          $20.63          $19.02          $18.46         $16.74          $16.24
  Accumulation units outstanding
  at the end of period                       -             2,817           2,983           1,922           878

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(442)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.63           $9.23          $9.01
    End of period                           N/A             N/A            $8.74           $9.63          $9.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,106          1,155

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.79          $9.98           $9.29          $8.97
    End of period                          $12.43          $11.73          $10.79          $9.98          $9.29
  Accumulation units outstanding
  at the end of period                     17,801          17,438          16,965         16,060          1,289

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.58           N/A             N/A             N/A            N/A
    End of period                          $29.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      376             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.49            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      970             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.28           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,122            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $18.53          $16.80          $16.56         $15.86          $14.98
    End of period                          $18.30          $18.53          $16.80         $16.56          $15.86
  Accumulation units outstanding
  at the end of period                     8,103           8,231           8,545           5,651          2,630

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(442)

  Accumulation unit value:
    Beginning of period                    $22.37          $18.98          $18.86         $16.17          $15.65
    End of period                          $24.62          $22.37          $18.98         $18.86          $16.17
  Accumulation units outstanding
  at the end of period                     1,377           1,062           1,067           1,778           364

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,525            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,970            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1189)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.58           N/A             N/A            N/A
    End of period                          $10.84          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,373            237             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1189)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.60           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,463            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(943)

  Accumulation unit value:
    Beginning of period                    $12.59          $10.90          $10.45           N/A            N/A
    End of period                          $11.60          $12.59          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,609           3,765           4,038            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(943)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(445)

  Accumulation unit value:
    Beginning of period                    $18.47          $17.97          $17.84         $17.00          $16.67
    End of period                          $19.40          $18.47          $17.97         $17.84          $17.00
  Accumulation units outstanding
  at the end of period                     11,036          12,432          11,246          9,922           290

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.25          $11.26           N/A            N/A
    End of period                          $12.90          $12.78          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      902             444             444             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.06           N/A             N/A            N/A
    End of period                          $10.48          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,849           1,942            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(461)

  Accumulation unit value:
    Beginning of period                    $15.31          $11.81          $10.15          $8.44          $7.68
    End of period                          $16.82          $15.31          $11.81         $10.15          $8.44
  Accumulation units outstanding
  at the end of period                     10,027          10,164          8,089           8,168           130

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $24.77           N/A             N/A             N/A            N/A
    End of period                          $24.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      582             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(445)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.99          $14.92         $14.64          $14.52
    End of period                          $15.87          $15.20          $14.99         $14.92          $14.64
  Accumulation units outstanding
  at the end of period                     9,659           11,361          11,468          9,779          2,336

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(445)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $14.23           N/A             N/A             N/A            N/A
    End of period                          $14.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,758            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(431)

  Accumulation unit value:
    Beginning of period                    $20.09          $17.86          $16.72         $13.66          $12.98
    End of period                          $19.20          $20.09          $17.86         $16.72          $13.66
  Accumulation units outstanding
  at the end of period                     3,690           3,872           4,192           5,447          2,184

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(431)

  Accumulation unit value:
    Beginning of period                    $16.72          $14.58          $14.19         $12.53          $11.63
    End of period                          $15.29          $16.72          $14.58         $14.19          $12.53
  Accumulation units outstanding
  at the end of period                     6,355           5,527           5,352           6,151           988

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.78           N/A             N/A            N/A
    End of period                          $11.73          $12.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,389           7,848            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                    $15.99          $15.15          $15.92         $13.30          $11.58
    End of period                          $15.92          $15.99          $15.15         $15.92          $13.30
  Accumulation units outstanding
  at the end of period                       -               -             9,161           6,968          1,517

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(440)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.97          $10.97         $10.78          $10.71
    End of period                          $11.66          $11.16          $10.97         $10.97          $10.78
  Accumulation units outstanding
  at the end of period                     20,016          19,250          17,777         14,505          3,172

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(830)

  Accumulation unit value:
    Beginning of period                    $5.90           $4.41           $4.15            N/A            N/A
    End of period                          $6.04           $5.90           $4.41            N/A            N/A
  Accumulation units outstanding
  at the end of period                       86              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(596)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.20          $10.65          $9.89           N/A
    End of period                          $10.28          $11.36          $10.20         $10.65           N/A
  Accumulation units outstanding
  at the end of period                     2,187           2,280           6,271            134            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                    $16.39          $12.89          $13.93         $13.77          $12.14
    End of period                          $17.20          $16.39          $12.89         $13.93          $13.77
  Accumulation units outstanding
  at the end of period                       -             6,812           10,042          7,423          1,462

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.04           N/A             N/A             N/A            N/A
    End of period                          $10.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,114            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1169)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.10           N/A             N/A            N/A
    End of period                          $11.06          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,878            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1169)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(500)

  Accumulation unit value:
    Beginning of period                    $9.53           $8.31           $8.12           $7.63           N/A
    End of period                          $9.70           $9.53           $8.31           $8.12           N/A
  Accumulation units outstanding
  at the end of period                     7,366           7,899           8,486           9,119           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(541)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.36          $11.86         $10.95           N/A
    End of period                          $11.68          $14.40          $12.36         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     2,910           3,131           2,114            320            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(541)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(441)

  Accumulation unit value:
    Beginning of period                    $22.85          $16.64          $15.39         $12.33          $11.85
    End of period                          $24.33          $22.85          $16.64         $15.39          $12.33
  Accumulation units outstanding
  at the end of period                       -             6,221           11,526          8,961          2,617

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.14          $10.54         $10.66           N/A
    End of period                          $12.27          $11.62          $11.14         $10.54           N/A
  Accumulation units outstanding
  at the end of period                     6,826           5,978           18,419          6,201           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(464)

  Accumulation unit value:
    Beginning of period                    $18.40          $14.93          $13.42         $11.44          $10.65
    End of period                          $19.94          $18.40          $14.93         $13.42          $11.44
  Accumulation units outstanding
  at the end of period                     7,328           6,450           5,869           5,312           742

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.84          $10.90         $10.56           N/A
    End of period                          $13.75          $13.81          $11.84         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    135,437         110,460         114,773         17,367           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.04           N/A             N/A             N/A            N/A
    End of period                          $11.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,910            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.25           N/A             N/A             N/A            N/A
    End of period                          $12.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      947             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.93           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,281            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $27.10          $22.86          $17.02         $13.91           N/A
    End of period                          $35.99          $27.10          $22.86         $17.02           N/A
  Accumulation units outstanding
  at the end of period                     3,049           2,244           2,433            38             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(431)

  Accumulation unit value:
    Beginning of period                    $17.98          $17.52          $13.01         $11.24          $10.30
    End of period                          $18.50          $17.98          $17.52         $13.01          $11.24
  Accumulation units outstanding
  at the end of period                       -             8,766           11,524          8,860          3,472

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(431)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.95          $12.69         $11.17          $10.57
    End of period                          $15.85          $15.03          $13.95         $12.69          $11.17
  Accumulation units outstanding
  at the end of period                     9,212           8,915           7,839           6,289           461

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                    $12.01          $10.63          $10.37          $9.60          $8.89
    End of period                          $12.36          $12.01          $10.63         $10.37          $9.60
  Accumulation units outstanding
  at the end of period                     24,332          23,838          21,770         19,999          5,109

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.38           N/A             N/A             N/A            N/A
    End of period                          $18.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,011            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(441)

  Accumulation unit value:
    Beginning of period                    $20.10          $18.45          $17.28         $15.69          $14.77
    End of period                          $17.40          $20.10          $18.45         $17.28          $15.69
  Accumulation units outstanding
  at the end of period                       -               -             7,186           4,817          1,981

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(440)

  Accumulation unit value:
    Beginning of period                    $15.35          $13.31          $13.01         $11.29          $10.29
    End of period                          $14.75          $15.35          $13.31         $13.01          $11.29
  Accumulation units outstanding
  at the end of period                     7,549           7,264           6,425           7,329          1,701

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(440)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(509)

  Accumulation unit value:
    Beginning of period                    $6.05           $5.63           $5.60           $5.69           N/A
    End of period                          $6.80           $6.05           $5.63           $5.60           N/A
  Accumulation units outstanding
  at the end of period                     12,463          10,310          9,846           5,429           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(716)

  Accumulation unit value:
    Beginning of period                    $14.99          $15.50          $11.36         $11.05           N/A
    End of period                          $17.66          $14.99          $15.50         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -             5,730           1,880           1,651           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.76           N/A             N/A             N/A            N/A
    End of period                          $17.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,645           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.45          $11.15          $9.63          $8.94
    End of period                          $14.92          $14.30          $12.45         $11.15          $9.63
  Accumulation units outstanding
  at the end of period                     13,323          13,607          13,805         11,208          1,819

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $8.91           $8.65           $8.07           $7.89          $7.76
    End of period                          $9.61           $8.91           $8.65           $8.07          $7.89
  Accumulation units outstanding
  at the end of period                       -             2,195           2,212           2,656           601

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.60          $13.54         $13.21          $13.12
    End of period                          $14.68          $13.82          $13.60         $13.54          $13.21
  Accumulation units outstanding
  at the end of period                     21,259          24,731          19,966         16,195          2,193

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(431)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.91          $14.38
    End of period                           N/A             N/A             N/A           $15.37          $14.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             984

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.67          $12.69         $12.34           N/A
    End of period                          $13.34          $13.74          $12.67         $12.69           N/A
  Accumulation units outstanding
  at the end of period                     7,708           9,439           9,714           6,909           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(431)

  Accumulation unit value:
    Beginning of period                    $21.70          $19.55          $18.99         $17.62          $16.51
    End of period                          $20.10          $21.70          $19.55         $18.99          $17.62
  Accumulation units outstanding
  at the end of period                     2,071           3,031           2,111           2,120          1,163

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(441)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.17           $7.42           $6.37          $6.19
    End of period                          $8.26           $8.48           $8.17           $7.42          $6.37
  Accumulation units outstanding
  at the end of period                       -             4,750           1,273           1,293           318

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(549)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.43           N/A
    End of period                           N/A             N/A             N/A           $10.35           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(549)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25           N/A
    End of period                           N/A             N/A             N/A           $10.07           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.62           N/A
    End of period                           N/A             N/A             N/A           $10.44           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(509)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.15           N/A
    End of period                           N/A             N/A             N/A           $10.18           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.10          $12.30         $11.13          $10.70
    End of period                          $15.93          $14.86          $13.10         $12.30          $11.13
  Accumulation units outstanding
  at the end of period                     42,729          48,165          52,044         50,862          19,026

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(887)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.49          $10.35           N/A            N/A
    End of period                          $11.59          $11.11          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,929           9,278           7,301            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(887)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(461)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.21          $12.53         $11.45          $10.98
    End of period                          $15.80          $14.80          $13.21         $12.53          $11.45
  Accumulation units outstanding
  at the end of period                     32,159          32,443          58,612         51,129          6,372

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(819)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.82          $10.18           N/A            N/A
    End of period                          $12.39          $11.72          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,577          36,329          40,954           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(474)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.78          $12.23         $11.37          $11.13
    End of period                          $15.01          $14.07          $12.78         $12.23          $11.37
  Accumulation units outstanding
  at the end of period                     58,317          69,609          75,861         39,271          5,518

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                    $25.43          $22.80          $22.05         $20.26          $19.16
    End of period                          $26.84          $25.43          $22.80         $22.05          $20.26
  Accumulation units outstanding
  at the end of period                     12,907          14,143          15,764         15,880           733

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(551)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.81          $11.72         $11.80           N/A
    End of period                          $12.46          $12.12          $11.81         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     3,218           3,208           2,673           2,670           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(431)

  Accumulation unit value:
    Beginning of period                    $20.52          $17.28          $16.28         $14.45          $13.25
    End of period                          $21.72          $20.52          $17.28         $16.28          $14.45
  Accumulation units outstanding
  at the end of period                     8,236           4,350           4,768           5,544          1,771

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $28.71          $25.72          $24.69         $22.89          $21.65
    End of period                          $31.03          $28.71          $25.72         $24.69          $22.89
  Accumulation units outstanding
  at the end of period                     15,991          14,250          14,379          9,051          1,116

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $37.64          $35.91          $32.06         $27.67          $26.18
    End of period                          $43.31          $37.64          $35.91         $32.06          $27.67
  Accumulation units outstanding
  at the end of period                     6,328           6,295           8,228           4,340           587

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(431)

  Accumulation unit value:
    Beginning of period                    $15.89          $13.49          $12.94         $11.44          $10.57
    End of period                          $15.73          $15.89          $13.49         $12.94          $11.44
  Accumulation units outstanding
  at the end of period                     28,925          28,880          31,420         21,463          3,430

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.895%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(562)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.49          $10.96         $10.53           N/A
    End of period                          $13.81          $12.16          $11.49         $10.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              12             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(562)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.68          $9.91           $9.28           N/A
    End of period                          $12.29          $11.61          $10.68          $9.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              13             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(562)

  Accumulation unit value:
    Beginning of period                    $18.41          $16.70          $16.49         $15.82           N/A
    End of period                          $18.17          $18.41          $16.70         $16.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              19             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(562)

  Accumulation unit value:
    Beginning of period                    $18.36          $17.88          $17.75         $16.86           N/A
    End of period                          $19.28          $18.36          $17.88         $17.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              22             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(562)

  Accumulation unit value:
    Beginning of period                    $15.00          $14.81          $14.80         $14.47           N/A
    End of period                          $15.66          $15.00          $14.81         $14.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               8             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(562)

  Accumulation unit value:
    Beginning of period                    $20.30          $18.06          $16.80         $14.51           N/A
    End of period                          $19.39          $20.30          $18.06         $16.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               4             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.75           N/A             N/A            N/A
    End of period                          $11.69          $12.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,777           2,616            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                    $15.96          $15.13          $15.91         $13.29          $13.10
    End of period                          $15.88          $15.96          $15.13         $15.91          $13.29
  Accumulation units outstanding
  at the end of period                       -               -             1,851           1,652          1,776

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(521)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.95          $10.95         $10.89           N/A
    End of period                          $11.62          $11.13          $10.95         $10.95           N/A
  Accumulation units outstanding
  at the end of period                     4,101           4,106           4,110           4,115           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                    $16.35          $12.87          $13.91         $13.76          $13.58
    End of period                          $17.17          $16.35          $12.87         $13.91          $13.76
  Accumulation units outstanding
  at the end of period                       -             1,977           2,182           1,876          1,714

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(521)

  Accumulation unit value:
    Beginning of period                    $9.49           $8.28           $8.10           $7.57           N/A
    End of period                          $9.67           $9.49           $8.28           $8.10           N/A
  Accumulation units outstanding
  at the end of period                     2,317           2,319           2,321           2,324           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(480)

  Accumulation unit value:
    Beginning of period                    $22.81          $16.61          $15.37         $12.32          $12.06
    End of period                          $24.28          $22.81          $16.61         $15.37          $12.32
  Accumulation units outstanding
  at the end of period                       -             1,427           1,688           1,714          1,930

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(521)

  Accumulation unit value:
    Beginning of period                    $18.36          $14.90          $13.40         $11.93           N/A
    End of period                          $19.89          $18.36          $14.90         $13.40           N/A
  Accumulation units outstanding
  at the end of period                      741             742             743             744            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $14.31           N/A             N/A             N/A            N/A
    End of period                          $13.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,090            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                    $17.95          $17.49          $12.99         $11.23          $11.06
    End of period                          $18.46          $17.95          $17.49         $12.99          $11.23
  Accumulation units outstanding
  at the end of period                       -             1,776           1,602           2,032          2,105

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.31           N/A             N/A             N/A            N/A
    End of period                          $18.13           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,703            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(480)

  Accumulation unit value:
    Beginning of period                    $20.07          $18.42          $17.26         $15.68          $15.64
    End of period                          $17.36          $20.07          $18.42         $17.26          $15.68
  Accumulation units outstanding
  at the end of period                       -               -             1,514           1,530          1,488

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(521)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.29          $12.99         $11.52           N/A
    End of period                          $14.71          $15.32          $13.29         $12.99           N/A
  Accumulation units outstanding
  at the end of period                      619             619             620             620            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(562)

  Accumulation unit value:
    Beginning of period                    $13.78          $13.57          $13.51         $13.14           N/A
    End of period                          $14.64          $13.78          $13.57         $13.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              30             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(562)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.90           N/A
    End of period                           N/A             N/A             N/A           $15.29           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.60          $12.64         $12.31           N/A
    End of period                          $13.25          $13.66          $12.60         $12.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              25             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.26           N/A             N/A             N/A            N/A
    End of period                          $11.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,138            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(480)

  Accumulation unit value:
    Beginning of period                    $14.75          $13.17          $12.49         $11.42          $11.28
    End of period                          $15.73          $14.75          $13.17         $12.49          $11.42
  Accumulation units outstanding
  at the end of period                     17,113          17,442          22,206         19,170          10,312

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(519)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.73          $12.19         $11.57           N/A
    End of period                          $14.94          $14.01          $12.73         $12.19           N/A
  Accumulation units outstanding
  at the end of period                     5,253           5,471            653            8,921           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(562)

  Accumulation unit value:
    Beginning of period                    $25.38          $22.76          $21.99         $20.42           N/A
    End of period                          $26.77          $25.38          $22.76         $21.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              12             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(562)

  Accumulation unit value:
    Beginning of period                    $20.45          $17.23          $16.34         $14.75           N/A
    End of period                          $21.64          $20.45          $17.23         $16.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               6             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(562)

  Accumulation unit value:
    Beginning of period                    $28.63          $25.66          $24.61         $23.05           N/A
    End of period                          $30.93          $28.63          $25.66         $24.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              11             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(562)

  Accumulation unit value:
    Beginning of period                    $15.88          $13.48          $12.93         $11.59           N/A
    End of period                          $15.71          $15.88          $13.48         $12.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              18             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(464)

  Accumulation unit value:
    Beginning of period                    $16.78          $13.95          $12.85         $11.26          $10.54
    End of period                          $18.08          $16.78          $13.95         $12.85          $11.26
  Accumulation units outstanding
  at the end of period                     9,927           3,241            415             415            415

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(636)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.58          $11.01          $9.54           N/A
    End of period                          $13.92          $12.26          $11.58         $11.01           N/A
  Accumulation units outstanding
  at the end of period                     3,061           1,735           1,212           1,088           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(926)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.83           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,552          2,880            724             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(926)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1104)

  Accumulation unit value:
    Beginning of period                    $14.03          $13.28           N/A             N/A            N/A
    End of period                          $15.33          $14.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,302             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(1009)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.23           N/A             N/A            N/A
    End of period                          $20.51          $18.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              191             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(513)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.76          $9.96           $9.41           N/A
    End of period                          $12.39          $11.70          $10.76          $9.96           N/A
  Accumulation units outstanding
  at the end of period                     3,832           3,833           3,663           3,987           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(801)

  Accumulation unit value:
    Beginning of period                    $24.59          $22.12          $19.98           N/A            N/A
    End of period                          $29.11          $24.59          $22.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                      946            1,154            345             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1016)

  Accumulation unit value:
    Beginning of period                    $26.23          $25.71           N/A             N/A            N/A
    End of period                          $28.24          $26.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       92              93             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1016)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,504            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $10.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,496            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(513)

  Accumulation unit value:
    Beginning of period                    $18.44          $16.73          $16.49         $16.17           N/A
    End of period                          $18.20          $18.44          $16.73         $16.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              247            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(670)

  Accumulation unit value:
    Beginning of period                    $22.26          $18.89          $18.78         $16.06           N/A
    End of period                          $24.48          $22.26          $18.89         $18.78           N/A
  Accumulation units outstanding
  at the end of period                     3,072           1,483            486             467            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(670)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,897           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.76            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,887            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.90            N/A             N/A            N/A
    End of period                          $10.83          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,454          5,760            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.89            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,552            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.50          $10.28           N/A            N/A
    End of period                          $11.59          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      138             138              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(631)

  Accumulation unit value:
    Beginning of period                    $18.36          $17.88          $17.75         $16.91           N/A
    End of period                          $19.28          $18.36          $17.88         $17.75           N/A
  Accumulation units outstanding
  at the end of period                     13,655          11,246          6,825           1,326           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(955)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $10.95           N/A            N/A
    End of period                          $12.88          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,422           1,061             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(955)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.99            N/A             N/A            N/A
    End of period                          $10.47          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,671             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(665)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.77          $10.11          $8.82           N/A
    End of period                          $16.74          $15.24          $11.77         $10.11           N/A
  Accumulation units outstanding
  at the end of period                     10,670          6,144            798             511            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $22.93          $20.85          $20.02         $17.29          $16.36
    End of period                          $24.29          $22.93          $20.85         $20.02          $17.29
  Accumulation units outstanding
  at the end of period                     2,283           1,883           1,529           1,530            75

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(665)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.91          $14.85         $14.78           N/A
    End of period                          $15.77          $15.11          $14.91         $14.85           N/A
  Accumulation units outstanding
  at the end of period                     8,346           2,778            442             508            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.93            N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,205          2,093            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(455)

  Accumulation unit value:
    Beginning of period                    $20.00          $17.79          $16.66         $13.62          $13.07
    End of period                          $19.11          $20.00          $17.79         $16.66          $13.62
  Accumulation units outstanding
  at the end of period                     13,765          10,032          7,080           1,901           622

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(450)

  Accumulation unit value:
    Beginning of period                    $16.64          $14.52          $14.14         $12.49          $12.06
    End of period                          $15.22          $16.64          $14.52         $14.14          $12.49
  Accumulation units outstanding
  at the end of period                     2,587           1,375            945             946            892

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.74           N/A             N/A            N/A
    End of period                          $11.68          $12.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,116          15,536           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(520)

  Accumulation unit value:
    Beginning of period                    $15.96          $15.13          $15.90         $13.38           N/A
    End of period                          $15.87          $15.96          $15.13         $15.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,907           5,469           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(458)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.94          $10.95         $10.77          $10.72
    End of period                          $11.62          $11.13          $10.94         $10.95          $10.77
  Accumulation units outstanding
  at the end of period                     44,586          29,956          26,155         15,452          1,399

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(670)

  Accumulation unit value:
    Beginning of period                    $5.88           $4.40           $4.44           $4.08           N/A
    End of period                          $6.01           $5.88           $4.40           $4.44           N/A
  Accumulation units outstanding
  at the end of period                     12,316          5,791           4,705           2,064           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(670)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(641)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.19          $10.63          $9.11           N/A
    End of period                          $10.25          $11.34          $10.19         $10.63           N/A
  Accumulation units outstanding
  at the end of period                       -              108              22             22             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(450)

  Accumulation unit value:
    Beginning of period                    $16.35          $12.87          $13.91         $13.76          $12.42
    End of period                          $17.16          $16.35          $12.87         $13.91          $13.76
  Accumulation units outstanding
  at the end of period                       -             9,269           9,653           7,744           342

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.03           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,295            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(992)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.00           N/A             N/A            N/A
    End of period                          $11.05          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,449            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(955)

  Accumulation unit value:
    Beginning of period                    $9.49           $8.28           $8.17            N/A            N/A
    End of period                          $9.66           $9.49           $8.28            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,407             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(955)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(955)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.31          $12.08           N/A            N/A
    End of period                          $11.63          $14.34          $12.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                      622            1,065            272             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(955)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(464)

  Accumulation unit value:
    Beginning of period                    $22.80          $16.61          $15.37         $12.32          $11.74
    End of period                          $24.27          $22.80          $16.61         $15.37          $12.32
  Accumulation units outstanding
  at the end of period                       -             13,938          9,359           7,591           746

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(636)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.10          $10.51          $9.55           N/A
    End of period                          $12.22          $11.58          $11.10         $10.51           N/A
  Accumulation units outstanding
  at the end of period                     21,600          20,631          2,907           1,232           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(458)

  Accumulation unit value:
    Beginning of period                    $18.36          $14.90          $13.40         $11.43          $10.37
    End of period                          $19.88          $18.36          $14.90         $13.40          $11.43
  Accumulation units outstanding
  at the end of period                    131,600         128,060         133,988         88,270          1,447

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(740)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $10.51           N/A            N/A
    End of period                          $13.73          $13.79          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    349,112         145,568          53,784           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.17            N/A             N/A            N/A
    End of period                          $11.92          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(816)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.53          $9.31            N/A            N/A
    End of period                          $12.23          $10.80          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              439              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(816)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.23           N/A             N/A             N/A            N/A
    End of period                          $12.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,712            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,969            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(631)

  Accumulation unit value:
    Beginning of period                    $27.00          $22.78          $16.97         $15.17           N/A
    End of period                          $35.84          $27.00          $22.78         $16.97           N/A
  Accumulation units outstanding
  at the end of period                     7,463           5,887           5,045           1,411           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(520)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.49          $12.99         $11.30           N/A
    End of period                          $18.45          $17.94          $17.49         $12.99           N/A
  Accumulation units outstanding
  at the end of period                       -             9,713           9,089           7,686           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.93           N/A             N/A             N/A            N/A
    End of period                          $10.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,371            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1096)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.52            N/A             N/A            N/A
    End of period                          $10.90          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(458)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.93          $12.67         $11.16          $10.66
    End of period                          $15.80          $14.99          $13.93         $12.67          $11.16
  Accumulation units outstanding
  at the end of period                    141,315         140,076         146,806         99,128          2,814

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(458)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.61          $10.36          $9.59          $9.00
    End of period                          $12.33          $11.98          $10.61         $10.36          $9.59
  Accumulation units outstanding
  at the end of period                    185,527         178,691         187,216         125,259         8,334

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.30           N/A             N/A             N/A            N/A
    End of period                          $18.13           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,087            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(520)

  Accumulation unit value:
    Beginning of period                    $20.06          $18.42          $17.26         $15.07           N/A
    End of period                          $17.36          $20.06          $18.42         $17.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,823           5,998           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(458)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.28          $12.99         $11.27          $10.66
    End of period                          $14.71          $15.31          $13.28         $12.99          $11.27
  Accumulation units outstanding
  at the end of period                    142,638         138,268         145,435         96,445          1,407

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(631)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.61           $5.59           $5.07           N/A
    End of period                          $6.77           $6.02           $5.61           $5.59           N/A
  Accumulation units outstanding
  at the end of period                     9,764           5,264           5,993           3,355           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(755)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.49          $11.30           N/A            N/A
    End of period                          $17.63          $14.97          $15.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             30,551          13,172           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.73           N/A             N/A             N/A            N/A
    End of period                          $17.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     44,113           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(771)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.92          $11.08           N/A            N/A
    End of period                          $14.26          $13.12          $11.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,388           4,242           4,475            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(771)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.42          $11.13          $9.62          $8.72
    End of period                          $14.87          $14.26          $12.42         $11.13          $9.62
  Accumulation units outstanding
  at the end of period                     4,064           4,302           1,937           1,649           141

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(631)

  Accumulation unit value:
    Beginning of period                    $8.88           $8.63           $8.06           $7.47           N/A
    End of period                          $9.58           $8.88           $8.63           $8.06           N/A
  Accumulation units outstanding
  at the end of period                       -             5,668           5,635           5,595           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,240            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(513)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.55          $13.50         $13.28           N/A
    End of period                          $14.61          $13.76          $13.55         $13.50           N/A
  Accumulation units outstanding
  at the end of period                     15,346          7,800           3,880           2,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(513)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(791)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.61          $12.53           N/A            N/A
    End of period                          $13.26          $13.67          $12.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     89,507          98,544           210             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(1147)

  Accumulation unit value:
    Beginning of period                    $21.57          $19.90           N/A             N/A            N/A
    End of period                          $19.97          $21.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(665)

  Accumulation unit value:
    Beginning of period                    $8.45           $8.14           $7.40           $6.49           N/A
    End of period                          $8.22           $8.45           $8.14           $7.40           N/A
  Accumulation units outstanding
  at the end of period                       -              847             805            1,037           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(607)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.25           N/A
    End of period                           N/A             N/A             N/A           $10.15           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(665)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.05          $12.26         $11.15           N/A
    End of period                          $15.85          $14.80          $13.05         $12.26           N/A
  Accumulation units outstanding
  at the end of period                     15,950          16,395          9,771           4,486           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.49          $10.17           N/A            N/A
    End of period                          $11.57          $11.10          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,081            423             426             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(546)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.16          $12.48         $11.58           N/A
    End of period                          $15.72          $14.74          $13.16         $12.48           N/A
  Accumulation units outstanding
  at the end of period                     37,005          26,342          20,984         26,738           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(791)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.81          $10.33           N/A            N/A
    End of period                          $12.37          $11.71          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,453           1,913           1,917            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(607)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.73          $12.19         $11.43           N/A
    End of period                          $14.93          $14.01          $12.73         $12.19           N/A
  Accumulation units outstanding
  at the end of period                     36,364          17,134          11,622          7,454           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.21           N/A             N/A            N/A
    End of period                          $11.74          $10.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1081)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.04           N/A             N/A            N/A
    End of period                          $11.88          $11.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                    $10.55          $9.97            N/A             N/A            N/A
    End of period                          $11.06          $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,640             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $25.28          $22.67          $21.94         $20.17          $18.99
    End of period                          $26.67          $25.28          $22.67         $21.94          $20.17
  Accumulation units outstanding
  at the end of period                     9,887           8,902           8,125           4,778            65

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1123)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.90           N/A             N/A            N/A
    End of period                          $12.38          $12.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,138            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                    $20.48          $17.26          $16.26         $14.44          $13.58
    End of period                          $21.66          $20.48          $17.26         $16.26          $14.44
  Accumulation units outstanding
  at the end of period                     3,870           3,306           3,019           3,020          1,550

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $28.54          $25.58          $24.58         $22.80          $21.36
    End of period                          $30.83          $28.54          $25.58         $24.58          $22.80
  Accumulation units outstanding
  at the end of period                     5,132           3,145           2,681           2,671           838

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(455)

  Accumulation unit value:
    Beginning of period                    $37.43          $35.72          $31.90         $27.55          $26.58
    End of period                          $43.04          $37.43          $35.72         $31.90          $27.55
  Accumulation units outstanding
  at the end of period                     2,171           1,435           1,523            121             62

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(638)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.45          $12.91         $11.30           N/A
    End of period                          $15.67          $15.84          $13.45         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     6,382           1,526           1,504           1,483           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(638)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.91%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(904)

  Accumulation unit value:
    Beginning of period                    $16.76          $13.94          $13.27           N/A            N/A
    End of period                          $18.05          $16.76          $13.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,034          6,467           1,142            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(723)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.58          $11.01         $10.87           N/A
    End of period                          $13.91          $12.25          $11.58         $11.01           N/A
  Accumulation units outstanding
  at the end of period                     9,253           4,976           1,720            718            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $11.14           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,236          16,934           765             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.49          $11.74         $10.73           N/A
    End of period                          $15.32          $14.02          $12.49         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     5,977           2,978           1,735            630            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $18.89          $18.35          $16.65         $15.42           N/A
    End of period                          $20.49          $18.89          $18.35         $16.65           N/A
  Accumulation units outstanding
  at the end of period                       -             1,542           1,542            568            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(769)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.75          $10.07           N/A            N/A
    End of period                          $12.38          $11.69          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,733           2,251           1,166            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(904)

  Accumulation unit value:
    Beginning of period                    $24.56          $22.09          $21.41           N/A            N/A
    End of period                          $29.07          $24.56          $22.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,786           1,047            109             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(973)

  Accumulation unit value:
    Beginning of period                    $26.20          $25.53          $25.94           N/A            N/A
    End of period                          $28.21          $26.20          $25.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,645            867             872             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(973)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.31           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,771           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(723)

  Accumulation unit value:
    Beginning of period                    $18.42          $16.71          $16.48         $16.16           N/A
    End of period                          $18.17          $18.42          $16.71         $16.48           N/A
  Accumulation units outstanding
  at the end of period                      580             598             619             402            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(790)

  Accumulation unit value:
    Beginning of period                    $22.23          $18.87          $18.00           N/A            N/A
    End of period                          $24.45          $22.23          $18.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,206            305             308             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     57,516           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.61           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,321            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.82           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,694           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,043            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.89          $10.89           N/A            N/A
    End of period                          $11.58          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,137           1,766            214             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $18.34          $17.86          $17.74         $17.40           N/A
    End of period                          $19.25          $18.34          $17.86         $17.74           N/A
  Accumulation units outstanding
  at the end of period                     12,061          7,463           5,788           3,039           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $11.15           N/A            N/A
    End of period                          $12.88          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,746           1,150            209             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,407            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(904)

  Accumulation unit value:
    Beginning of period                    $15.22          $11.76          $10.76           N/A            N/A
    End of period                          $16.72          $15.22          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,417          19,274          2,682            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(723)

  Accumulation unit value:
    Beginning of period                    $22.90          $20.83          $20.00         $19.19           N/A
    End of period                          $24.26          $22.90          $20.83         $20.00           N/A
  Accumulation units outstanding
  at the end of period                     3,933            824             418             339            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.90          $14.84         $14.80           N/A
    End of period                          $15.75          $15.09          $14.90         $14.84           N/A
  Accumulation units outstanding
  at the end of period                     5,732           14,228          3,769           1,428           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1144)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.19            N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,676          1,200            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(692)

  Accumulation unit value:
    Beginning of period                    $19.98          $17.78          $16.65         $14.95           N/A
    End of period                          $19.09          $19.98          $17.78         $16.65           N/A
  Accumulation units outstanding
  at the end of period                     8,345           2,599           2,308            946            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(692)

  Accumulation unit value:
    Beginning of period                    $16.63          $14.51          $14.13         $12.84           N/A
    End of period                          $15.20          $16.63          $14.51         $14.13           N/A
  Accumulation units outstanding
  at the end of period                     4,314           2,493           1,735           1,012           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,493           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.74           N/A             N/A            N/A
    End of period                          $11.67          $12.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,107          25,013           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(700)

  Accumulation unit value:
    Beginning of period                    $15.95          $15.12          $15.90         $14.96           N/A
    End of period                          $15.86          $15.95          $15.12         $15.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -             10,200          1,097           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(694)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.94          $10.95         $10.98           N/A
    End of period                          $11.61          $11.12          $10.94         $10.95           N/A
  Accumulation units outstanding
  at the end of period                     28,938          13,940          1,071            572            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1031)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.00            N/A             N/A            N/A
    End of period                          $6.01           $5.87            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,300          3,889            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1031)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(783)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.16          $10.27           N/A            N/A
    End of period                          $10.22          $11.31          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      588             246             181             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(783)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(700)

  Accumulation unit value:
    Beginning of period                    $16.34          $12.87          $13.90         $13.21           N/A
    End of period                          $17.15          $16.34          $12.87         $13.90           N/A
  Accumulation units outstanding
  at the end of period                       -             24,294          12,352          1,248           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.03           N/A             N/A             N/A            N/A
    End of period                          $10.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,978           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1050)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.08           N/A             N/A            N/A
    End of period                          $11.05          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,463            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1050)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(712)

  Accumulation unit value:
    Beginning of period                    $9.48           $8.27           $8.09           $7.90           N/A
    End of period                          $9.65           $9.48           $8.27           $8.09           N/A
  Accumulation units outstanding
  at the end of period                     4,336           1,852           1,532           1,587           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1014)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.72           N/A             N/A            N/A
    End of period                          $11.62          $14.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,404           2,740            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1014)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(700)

  Accumulation unit value:
    Beginning of period                    $22.79          $16.60          $15.36         $14.41           N/A
    End of period                          $24.26          $22.79          $16.60         $15.36           N/A
  Accumulation units outstanding
  at the end of period                       -             26,678          10,381          1,394           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(700)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.09          $10.51          $9.95           N/A
    End of period                          $12.21          $11.57          $11.09         $10.51           N/A
  Accumulation units outstanding
  at the end of period                     18,542          9,504           3,623           1,261           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1429)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,832           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(700)

  Accumulation unit value:
    Beginning of period                    $18.35          $14.89          $13.40         $12.50           N/A
    End of period                          $19.87          $18.35          $14.89         $13.40           N/A
  Accumulation units outstanding
  at the end of period                     51,347          37,963          17,763          5,226           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.89         $10.22           N/A
    End of period                          $13.72          $13.78          $11.82         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    649,690         322,546          83,257           14             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.38            N/A             N/A            N/A
    End of period                          $11.92          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,347          23,647           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(790)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.53          $9.83            N/A            N/A
    End of period                          $12.23          $10.80          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,932            443             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.23           N/A             N/A             N/A            N/A
    End of period                          $12.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,016            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,238           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(700)

  Accumulation unit value:
    Beginning of period                    $26.98          $22.77          $16.96         $16.24           N/A
    End of period                          $35.81          $26.98          $22.77         $16.96           N/A
  Accumulation units outstanding
  at the end of period                     12,532          7,170           3,364           1,149           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(694)

  Accumulation unit value:
    Beginning of period                    $17.93          $17.48          $12.99         $11.42           N/A
    End of period                          $18.44          $17.93          $17.48         $12.99           N/A
  Accumulation units outstanding
  at the end of period                       -             28,191          15,291           985            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $10.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,242           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1093)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.54            N/A             N/A            N/A
    End of period                          $10.90          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,411           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1093)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(700)

  Accumulation unit value:
    Beginning of period                    $14.98          $13.92          $12.67         $11.82           N/A
    End of period                          $15.79          $14.98          $13.92         $12.67           N/A
  Accumulation units outstanding
  at the end of period                     30,812          19,038          4,285           1,730           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.60          $10.35          $9.63           N/A
    End of period                          $12.32          $11.97          $10.60         $10.35           N/A
  Accumulation units outstanding
  at the end of period                     65,325          54,476          30,191         13,150           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1405)

  Accumulation unit value:
    Beginning of period                    $9.27            N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,431            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.29           N/A             N/A             N/A            N/A
    End of period                          $18.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,960           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(700)

  Accumulation unit value:
    Beginning of period                    $20.05          $18.41          $17.25         $15.86           N/A
    End of period                          $17.35          $20.05          $18.41         $17.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,487            524            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(700)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.28          $12.98         $12.03           N/A
    End of period                          $14.70          $15.31          $13.28         $12.98           N/A
  Accumulation units outstanding
  at the end of period                     20,718          10,491          3,918           1,675           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(700)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.61           $5.58           $5.34           N/A
    End of period                          $6.76           $6.02           $5.61           $5.58           N/A
  Accumulation units outstanding
  at the end of period                     14,405          10,690          5,824           2,272           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(738)

  Accumulation unit value:
    Beginning of period                    $14.97          $15.49          $11.24           N/A            N/A
    End of period                          $17.63          $14.97          $15.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             59,448          14,684           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.73           N/A             N/A             N/A            N/A
    End of period                          $17.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     55,053           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.92          $11.07         $10.44           N/A
    End of period                          $14.25          $13.12          $11.92         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     53,617          56,764          41,255          5,534           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $14.25          $12.42          $11.13          $9.92           N/A
    End of period                          $14.86          $14.25          $12.42         $11.13           N/A
  Accumulation units outstanding
  at the end of period                     32,904          10,319          7,318           1,891           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(904)

  Accumulation unit value:
    Beginning of period                    $8.88           $8.62           $8.25            N/A            N/A
    End of period                          $9.57           $8.88           $8.62            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,435            378             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.38           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,327            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.54          $13.49         $13.48           N/A
    End of period                          $14.60          $13.75          $13.54         $13.49           N/A
  Accumulation units outstanding
  at the end of period                     25,105          9,309           6,438           1,468           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(692)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.60          $12.63         $12.42           N/A
    End of period                          $13.25          $13.66          $12.60         $12.63           N/A
  Accumulation units outstanding
  at the end of period                     19,835          20,983          4,588           1,901           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1032)

  Accumulation unit value:
    Beginning of period                    $8.44           $8.71            N/A             N/A            N/A
    End of period                          $8.22           $8.44            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,728            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1032)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,163           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $10.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,705            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,166            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(776)

  Accumulation unit value:
    Beginning of period                    $14.78          $13.04          $12.10           N/A            N/A
    End of period                          $15.83          $14.78          $13.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,311          16,123          15,513           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(737)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.48          $10.30         $10.30           N/A
    End of period                          $11.57          $11.09          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     25,433          97,479          93,699          3,397           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(699)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.15          $12.47         $11.90           N/A
    End of period                          $15.70          $14.73          $13.15         $12.47           N/A
  Accumulation units outstanding
  at the end of period                    154,260         110,474          12,297           524            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.81          $10.44           N/A            N/A
    End of period                          $12.37          $11.71          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,160          67,137          75,222           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(776)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.72          $12.09           N/A            N/A
    End of period                          $14.92          $14.00          $12.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                    165,984          66,409          21,787           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1167)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.24           N/A             N/A            N/A
    End of period                          $11.57          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,957           2,136            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1167)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1130)

  Accumulation unit value:
    Beginning of period                    $10.93          $9.91            N/A             N/A            N/A
    End of period                          $11.74          $10.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,095           1,553            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1130)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.55          $9.91            N/A             N/A            N/A
    End of period                          $11.06          $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,747          6,343            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                    $25.26          $22.65          $21.92         $20.88           N/A
    End of period                          $26.63          $25.26          $22.65         $21.92           N/A
  Accumulation units outstanding
  at the end of period                     7,718           3,251            282             302            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(707)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.74          $11.65         $11.65           N/A
    End of period                          $12.37          $12.04          $11.74         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     2,806           4,864           1,563             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(723)

  Accumulation unit value:
    Beginning of period                    $20.47          $17.25          $16.26         $15.83           N/A
    End of period                          $21.65          $20.47          $17.25         $16.26           N/A
  Accumulation units outstanding
  at the end of period                     4,554           2,065           1,648            575            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                    $28.51          $25.55          $24.55         $23.99           N/A
    End of period                          $30.79          $28.51          $25.55         $24.55           N/A
  Accumulation units outstanding
  at the end of period                     7,180           4,141           2,727            433            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(692)

  Accumulation unit value:
    Beginning of period                    $37.38          $35.68          $31.87         $29.36           N/A
    End of period                          $42.98          $37.38          $35.68         $31.87           N/A
  Accumulation units outstanding
  at the end of period                     5,838           3,673           1,885            356            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(723)

  Accumulation unit value:
    Beginning of period                    $15.83          $13.44          $12.91         $12.48           N/A
    End of period                          $15.66          $15.83          $13.44         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     9,029           4,486           4,103            834            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(492)

  Accumulation unit value:
    Beginning of period                    $16.75          $13.92          $12.82         $11.67           N/A
    End of period                          $18.03          $16.75          $13.92         $12.82           N/A
  Accumulation units outstanding
  at the end of period                     5,968           1,158           1,059           1,569           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.57          $11.00         $10.20          $9.84
    End of period                          $13.91          $12.25          $11.57         $11.00          $10.20
  Accumulation units outstanding
  at the end of period                     4,966           7,303           8,544          10,163          2,990

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(942)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.83           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       29              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.48          $11.73         $11.19          $10.82
    End of period                          $15.31          $14.02          $12.48         $11.73          $11.19
  Accumulation units outstanding
  at the end of period                     11,460          24,389          27,157         35,417          10,371

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $18.87          $18.33          $16.64         $16.15          $15.38
    End of period                          $20.47          $18.87          $18.33         $16.64          $16.15
  Accumulation units outstanding
  at the end of period                       -             1,867           2,219           2,644          4,684

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.58           $9.39           N/A
    End of period                           N/A             N/A            $8.70           $9.58           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,098           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.75          $9.95           $9.27          $8.92
    End of period                          $12.37          $11.68          $10.75          $9.95          $9.27
  Accumulation units outstanding
  at the end of period                     8,068           11,752          12,434         12,969          3,044

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(484)

  Accumulation unit value:
    Beginning of period                    $26.17          $25.51          $24.84         $22.67          $22.65
    End of period                          $28.17          $26.17          $25.51         $24.84          $22.67
  Accumulation units outstanding
  at the end of period                      786             186             507             633             95

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.42           N/A             N/A             N/A            N/A
    End of period                          $13.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    148,573           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                    $18.40          $16.70          $16.46         $15.78          $14.89
    End of period                          $18.16          $18.40          $16.70         $16.46          $15.78
  Accumulation units outstanding
  at the end of period                     9,605           9,593           9,040           8,226          4,072

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(563)

  Accumulation unit value:
    Beginning of period                    $22.21          $18.85          $18.74         $17.27           N/A
    End of period                          $24.42          $22.21          $18.85         $18.74           N/A
  Accumulation units outstanding
  at the end of period                     1,095           1,072           1,044           1,044           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,957           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $10.85           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    139,871           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,813           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1010)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.50           N/A             N/A            N/A
    End of period                          $11.58          $12.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,977            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1010)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(422)

  Accumulation unit value:
    Beginning of period                    $18.32          $17.84          $17.72         $16.89          $16.57
    End of period                          $19.23          $18.32          $17.84         $17.72          $16.89
  Accumulation units outstanding
  at the end of period                     9,796           10,692          11,150         11,939          4,750

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $10.99           N/A            N/A
    End of period                          $12.87          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,668             -             3,742            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(727)

  Accumulation unit value:
    Beginning of period                    $15.21          $11.75          $10.10          $9.75           N/A
    End of period                          $16.71          $15.21          $11.75         $10.10           N/A
  Accumulation units outstanding
  at the end of period                     9,091           4,031            646             647            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(727)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $25.83           N/A             N/A             N/A            N/A
    End of period                          $24.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,915            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                    $15.08          $14.88          $14.82         $14.55          $14.37
    End of period                          $15.73          $15.08          $14.88         $14.82          $14.55
  Accumulation units outstanding
  at the end of period                     4,406           4,257           4,254           4,154          1,558

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.00           N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,546           1,821            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(436)

  Accumulation unit value:
    Beginning of period                    $19.96          $17.76          $16.64         $13.60          $12.86
    End of period                          $19.07          $19.96          $17.76         $16.64          $13.60
  Accumulation units outstanding
  at the end of period                     11,532          21,422          23,663         30,134          7,424

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(436)

  Accumulation unit value:
    Beginning of period                    $16.61          $14.50          $14.12         $12.48          $11.52
    End of period                          $15.19          $16.61          $14.50         $14.12          $12.48
  Accumulation units outstanding
  at the end of period                     13,155          23,389          25,774         33,063          9,299

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.73           N/A             N/A            N/A
    End of period                          $11.66          $12.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,191          108,515           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                    $15.94          $15.12          $15.90         $13.29          $11.82
    End of period                          $15.86          $15.94          $15.12         $15.90          $13.29
  Accumulation units outstanding
  at the end of period                       -               -             87,301         96,287          43,674

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.94          $10.94         $10.76          $10.81
    End of period                          $11.61          $11.12          $10.94         $10.94          $10.76
  Accumulation units outstanding
  at the end of period                     9,119           10,236          9,662           9,628          1,433

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(519)

  Accumulation unit value:
    Beginning of period                    $5.87           $4.39           $4.44           $4.21           N/A
    End of period                          $6.00           $5.87           $4.39           $4.44           N/A
  Accumulation units outstanding
  at the end of period                     9,582           11,782          12,385         12,182           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(602)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.16          $10.61          $9.83           N/A
    End of period                          $10.22          $11.30          $10.16         $10.61           N/A
  Accumulation units outstanding
  at the end of period                      326             326             326             327            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(422)

  Accumulation unit value:
    Beginning of period                    $16.34          $12.86          $13.90         $13.75          $12.03
    End of period                          $17.15          $16.34          $12.86         $13.90          $13.75
  Accumulation units outstanding
  at the end of period                       -             69,827         116,401         98,407          37,014

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.03           N/A             N/A             N/A            N/A
    End of period                          $10.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,639           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.79          $9.94            N/A             N/A            N/A
    End of period                          $11.05          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             83,367           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(602)

  Accumulation unit value:
    Beginning of period                    $9.48           $8.27           $8.08           $7.55           N/A
    End of period                          $9.64           $9.48           $8.27           $8.08           N/A
  Accumulation units outstanding
  at the end of period                     4,623           1,593           1,636            425            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(519)

  Accumulation unit value:
    Beginning of period                    $14.32          $12.30          $11.82         $11.20           N/A
    End of period                          $11.61          $14.32          $12.30         $11.82           N/A
  Accumulation units outstanding
  at the end of period                      298             298             496             496            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(433)

  Accumulation unit value:
    Beginning of period                    $22.78          $16.60          $15.36         $12.31          $12.28
    End of period                          $24.25          $22.78          $16.60         $15.36          $12.31
  Accumulation units outstanding
  at the end of period                       -             66,193          45,879         61,204          1,566

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(563)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.09          $10.50         $10.84           N/A
    End of period                          $12.20          $11.56          $11.09         $10.50           N/A
  Accumulation units outstanding
  at the end of period                     3,084           1,962           1,299            634            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(422)

  Accumulation unit value:
    Beginning of period                    $18.34          $14.89          $13.39         $11.42          $10.10
    End of period                          $19.86          $18.34          $14.89         $13.39          $11.42
  Accumulation units outstanding
  at the end of period                     20,480          6,274           6,701           6,229          1,684

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(753)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $10.49           N/A            N/A
    End of period                          $13.72          $13.79          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,343          5,708           3,778            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(753)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.63           N/A             N/A             N/A            N/A
    End of period                          $11.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     79,620           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(889)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.53          $10.29           N/A            N/A
    End of period                          $12.23          $10.80          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              904             973             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(889)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.23           N/A             N/A             N/A            N/A
    End of period                          $12.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,252            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(569)

  Accumulation unit value:
    Beginning of period                    $26.96          $22.75          $16.95         $13.93           N/A
    End of period                          $35.78          $26.96          $22.75         $16.95           N/A
  Accumulation units outstanding
  at the end of period                     14,970          14,431          12,771          2,732           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(422)

  Accumulation unit value:
    Beginning of period                    $17.93          $17.48          $12.99         $11.22          $10.16
    End of period                          $18.43          $17.93          $17.48         $12.99          $11.22
  Accumulation units outstanding
  at the end of period                       -             73,620          95,938         86,733          64,957

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(422)

  Accumulation unit value:
    Beginning of period                    $14.97          $13.92          $12.67         $11.15          $10.13
    End of period                          $15.78          $14.97          $13.92         $12.67          $11.15
  Accumulation units outstanding
  at the end of period                     6,650           8,143           9,178           9,369          1,685

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(422)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.60          $10.35          $9.59          $8.80
    End of period                          $12.31          $11.97          $10.60         $10.35          $9.59
  Accumulation units outstanding
  at the end of period                     13,904          16,174          17,248         16,639          2,766

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,913            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.27           N/A             N/A             N/A            N/A
    End of period                          $18.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,474            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(430)

  Accumulation unit value:
    Beginning of period                    $20.05          $18.40          $17.25         $15.67          $14.73
    End of period                          $17.34          $20.05          $18.40         $17.25          $15.67
  Accumulation units outstanding
  at the end of period                       -               -             51,919         48,078          29,330

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(422)

  Accumulation unit value:
    Beginning of period                    $15.30          $13.27          $12.98         $11.27          $10.16
    End of period                          $14.69          $15.30          $13.27         $12.98          $11.27
  Accumulation units outstanding
  at the end of period                     2,740           4,370           5,061           5,226          1,567

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(528)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.61           $5.58           $5.62           N/A
    End of period                          $6.76           $6.02           $5.61           $5.58           N/A
  Accumulation units outstanding
  at the end of period                       -             4,139           4,531           4,488           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(717)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.49          $11.36         $11.04           N/A
    End of period                          $17.62          $14.96          $15.49         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -            226,414         246,572         239,509          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.72           N/A             N/A             N/A            N/A
    End of period                          $17.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    220,736           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(436)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.41          $11.12          $9.61          $8.97
    End of period                          $14.85          $14.24          $12.41         $11.12          $9.61
  Accumulation units outstanding
  at the end of period                     7,200           4,241           10,613          5,553          3,189

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(442)

  Accumulation unit value:
    Beginning of period                    $8.87           $8.62           $8.05           $7.87          $7.88
    End of period                          $9.57           $8.87           $8.62           $8.05          $7.87
  Accumulation units outstanding
  at the end of period                       -             7,801           6,187           6,573           261

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(422)

  Accumulation unit value:
    Beginning of period                    $13.73          $13.53          $13.48         $13.16          $13.16
    End of period                          $14.58          $13.73          $13.53         $13.48          $13.16
  Accumulation units outstanding
  at the end of period                     27,293          42,689          43,191         28,912          14,332

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(459)

  Accumulation unit value:
    Beginning of period                    $22.86          $20.49          $19.21         $17.32          $16.14
    End of period                          $20.80          $22.86          $20.49         $19.21          $17.32
  Accumulation units outstanding
  at the end of period                     1,284           1,200           1,258           1,258          1,258

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(459)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.82          $14.18
    End of period                           N/A             N/A             N/A           $15.27          $14.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            13,177

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.60          $12.63         $12.29           N/A
    End of period                          $13.25          $13.66          $12.60         $12.63           N/A
  Accumulation units outstanding
  at the end of period                     9,665           9,576           10,696         30,209           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(434)

  Accumulation unit value:
    Beginning of period                    $21.52          $19.41          $18.86         $17.51          $16.53
    End of period                          $19.92          $21.52          $19.41         $18.86          $17.51
  Accumulation units outstanding
  at the end of period                     1,330           1,470           1,625           2,329          2,639

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(506)

  Accumulation unit value:
    Beginning of period                    $8.44           $8.14           $7.40           $6.55           N/A
    End of period                          $8.21           $8.44           $8.14           $7.40           N/A
  Accumulation units outstanding
  at the end of period                       -             1,332           1,475           1,475           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(433)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.18          $9.69
    End of period                           N/A             N/A             N/A           $10.33          $10.18
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            9,978

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(430)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.89          $9.27
    End of period                           N/A             N/A             N/A           $10.05          $9.89
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             834

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21          $9.33
    End of period                           N/A             N/A             N/A           $10.39          $10.21
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,690

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(435)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.98          $9.36
    End of period                           N/A             N/A             N/A           $10.14          $9.98
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           143,679

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(435)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(446)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.03          $12.24         $11.08          $10.60
    End of period                          $15.82          $14.77          $13.03         $12.24          $11.08
  Accumulation units outstanding
  at the end of period                     71,440         118,372         170,530         250,136         19,848

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(446)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(422)

  Accumulation unit value:
    Beginning of period                    $14.71          $13.14          $12.47         $11.41          $10.67
    End of period                          $15.69          $14.71          $13.14         $12.47          $11.41
  Accumulation units outstanding
  at the end of period                     95,311          97,633         107,914         110,785         10,022

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.81          $10.35           N/A            N/A
    End of period                          $12.37          $11.70          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,988          1,176           1,124            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(437)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.71          $12.17         $11.32          $10.84
    End of period                          $14.90          $13.98          $12.71         $12.17          $11.32
  Accumulation units outstanding
  at the end of period                     63,229          45,270          56,700         49,555          20,113

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(437)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.69          $9.77
    End of period                           N/A             N/A             N/A           $10.90          $10.69
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,615

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                    $25.23          $22.63          $21.90         $20.14          $19.05
    End of period                          $26.60          $25.23          $22.63         $21.90          $20.14
  Accumulation units outstanding
  at the end of period                     4,737           5,815           5,876           5,952          3,555

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(441)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.72          $11.64         $11.77          $11.80
    End of period                          $12.35          $12.02          $11.72         $11.64          $11.77
  Accumulation units outstanding
  at the end of period                     39,366           762             769            1,766            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(430)

  Accumulation unit value:
    Beginning of period                    $20.46          $17.25          $16.25         $14.44          $13.12
    End of period                          $21.64          $20.46          $17.25         $16.25          $14.44
  Accumulation units outstanding
  at the end of period                     3,963           2,743           3,896           3,937          2,853

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(422)

  Accumulation unit value:
    Beginning of period                    $28.47          $25.53          $24.53         $22.75          $20.94
    End of period                          $30.75          $28.47          $25.53         $24.53          $22.75
  Accumulation units outstanding
  at the end of period                     8,944           5,814           5,901           5,093          2,804

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(434)

  Accumulation unit value:
    Beginning of period                    $37.34          $35.64          $31.84         $27.50          $26.11
    End of period                          $42.93          $37.34          $35.64         $31.84          $27.50
  Accumulation units outstanding
  at the end of period                     38,329          12,486          14,610         18,135          6,757

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(436)

  Accumulation unit value:
    Beginning of period                    $15.82          $13.44          $12.90         $11.42          $10.53
    End of period                          $15.65          $15.82          $13.44         $12.90          $11.42
  Accumulation units outstanding
  at the end of period                     15,628          12,654          12,570         11,479          4,657

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(517)

  Accumulation unit value:
    Beginning of period                    $12.27          $11.60          $11.03         $10.48           N/A
    End of period                          $13.92          $12.27          $11.60         $11.03           N/A
  Accumulation units outstanding
  at the end of period                      466             561             837             901            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.47          $11.72         $11.15           N/A
    End of period                          $15.29          $14.00          $12.47         $11.72           N/A
  Accumulation units outstanding
  at the end of period                      387             466            1,493           1,660           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(633)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.73          $9.94           $9.02           N/A
    End of period                          $12.34          $11.66          $10.73          $9.94           N/A
  Accumulation units outstanding
  at the end of period                       -              461             583             712            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(633)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      419             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.93            N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,801           11,314           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(478)

  Accumulation unit value:
    Beginning of period                    $18.27          $17.79          $17.68         $16.86          $16.86
    End of period                          $19.17          $18.27          $17.79         $17.68          $16.86
  Accumulation units outstanding
  at the end of period                     1,266           1,556           1,228           1,790           605

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(478)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(451)

  Accumulation unit value:
    Beginning of period                    $15.18          $11.73          $10.08          $8.39          $7.73
    End of period                          $16.67          $15.18          $11.73         $10.08          $8.39
  Accumulation units outstanding
  at the end of period                     1,361           1,475           1,559           1,644           806

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(517)

  Accumulation unit value:
    Beginning of period                    $15.06          $14.87          $14.82         $14.69           N/A
    End of period                          $15.71          $15.06          $14.87         $14.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -              574             906            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(451)

  Accumulation unit value:
    Beginning of period                    $19.92          $17.73          $16.61         $13.58          $12.98
    End of period                          $19.02          $19.92          $17.73         $16.61          $13.58
  Accumulation units outstanding
  at the end of period                      571             668             897             987            102

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(533)

  Accumulation unit value:
    Beginning of period                    $16.58          $14.47          $14.10         $12.76           N/A
    End of period                          $15.15          $16.58          $14.47         $14.10           N/A
  Accumulation units outstanding
  at the end of period                     2,338           2,399           2,256           2,314           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(533)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      420             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.71           N/A             N/A            N/A
    End of period                          $11.64          $12.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      584             584             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(508)

  Accumulation unit value:
    Beginning of period                    $15.93          $15.10          $15.89         $13.23           N/A
    End of period                          $15.83          $15.93          $15.10         $15.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,822           3,872           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(538)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.94         $11.03           N/A
    End of period                          $11.59          $11.10          $10.92         $10.94           N/A
  Accumulation units outstanding
  at the end of period                       -              161             203            1,497           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.14          $10.60          $9.69           N/A
    End of period                          $10.19          $11.28          $10.14         $10.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              191            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(477)

  Accumulation unit value:
    Beginning of period                    $16.32          $12.85          $13.89         $13.75          $13.21
    End of period                          $17.13          $16.32          $12.85         $13.89          $13.75
  Accumulation units outstanding
  at the end of period                       -              431             431             353           3,159

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(509)

  Accumulation unit value:
    Beginning of period                    $9.46           $8.25           $8.07           $7.48           N/A
    End of period                          $9.62           $9.46           $8.25           $8.07           N/A
  Accumulation units outstanding
  at the end of period                       -              142             772            1,347           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(508)

  Accumulation unit value:
    Beginning of period                    $22.76          $16.58          $15.35         $12.89           N/A
    End of period                          $24.22          $22.76          $16.58         $15.35           N/A
  Accumulation units outstanding
  at the end of period                       -              786            4,985           1,778           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(502)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.07          $10.49         $10.73           N/A
    End of period                          $12.17          $11.54          $11.07         $10.49           N/A
  Accumulation units outstanding
  at the end of period                      462             462             841             422            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(538)

  Accumulation unit value:
    Beginning of period                    $18.31          $14.87          $13.38         $11.60           N/A
    End of period                          $19.83          $18.31          $14.87         $13.38           N/A
  Accumulation units outstanding
  at the end of period                       -              146             185             384            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90         $10.53           N/A
    End of period                          $13.71          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     2,398             -             1,499           2,564           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.56           N/A             N/A             N/A            N/A
    End of period                          $11.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,415            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(605)

  Accumulation unit value:
    Beginning of period                    $26.91          $22.72          $16.93         $14.89           N/A
    End of period                          $35.70          $26.91          $22.72         $16.93           N/A
  Accumulation units outstanding
  at the end of period                       -             1,160             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(508)

  Accumulation unit value:
    Beginning of period                    $17.91          $17.46          $12.98         $11.33           N/A
    End of period                          $18.41          $17.91          $17.46         $12.98           N/A
  Accumulation units outstanding
  at the end of period                       -              482             482            4,083           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(478)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.90          $12.66         $11.15          $11.00
    End of period                          $15.76          $14.96          $13.90         $12.66          $11.15
  Accumulation units outstanding
  at the end of period                      463             681            1,034           3,206           463

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(478)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(478)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.59          $10.34          $9.58          $9.39
    End of period                          $12.29          $11.95          $10.59         $10.34          $9.58
  Accumulation units outstanding
  at the end of period                     6,091           6,397           5,567           5,568           543

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(478)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.24           N/A             N/A             N/A            N/A
    End of period                          $18.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      532             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(508)

  Accumulation unit value:
    Beginning of period                    $20.03          $18.39          $17.24         $15.15           N/A
    End of period                          $17.32          $20.03          $18.39         $17.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -              703             686            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(478)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.26          $12.97         $11.26          $11.06
    End of period                          $14.67          $15.28          $13.26         $12.97          $11.26
  Accumulation units outstanding
  at the end of period                      928            1,023           1,304           1,398           461

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(478)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.48          $11.36         $10.31           N/A
    End of period                          $17.61          $14.96          $15.48         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -             11,293          6,021           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(502)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.40          $11.11         $10.14           N/A
    End of period                          $14.82          $14.22          $12.40         $11.11           N/A
  Accumulation units outstanding
  at the end of period                       70              50              31             196            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(533)

  Accumulation unit value:
    Beginning of period                    $8.86           $8.61           $8.04           $7.86           N/A
    End of period                          $9.55           $8.86           $8.61           $8.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(508)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.50          $13.46         $13.22           N/A
    End of period                          $14.55          $13.70          $13.50         $13.46           N/A
  Accumulation units outstanding
  at the end of period                     4,288           4,762           10,198         11,901           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(453)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.79          $14.39
    End of period                           N/A             N/A             N/A           $15.23          $14.79
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            14,840

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(453)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.57          $12.61         $12.27           N/A
    End of period                          $13.21          $13.63          $12.57         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     2,395           2,710           2,939          12,317           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.46          $19.36          $18.81         $17.62           N/A
    End of period                          $19.86          $21.46          $19.36         $18.81           N/A
  Accumulation units outstanding
  at the end of period                      279             336             503             560            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      484             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.30           N/A
    End of period                           N/A             N/A             N/A           $10.33           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(533)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(473)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.97          $9.62
    End of period                           N/A             N/A             N/A           $10.12          $9.97
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             392

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $14.74          $13.00          $12.22         $11.07          $10.51
    End of period                          $15.78          $14.74          $13.00         $12.22          $11.07
  Accumulation units outstanding
  at the end of period                      325             326             347             348            126

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.48          $10.30          $9.94           N/A
    End of period                          $11.56          $11.09          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                      246              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(439)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.11          $12.45         $11.39          $10.74
    End of period                          $15.65          $14.68          $13.11         $12.45          $11.39
  Accumulation units outstanding
  at the end of period                      162             206             570             826           2,372

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1089)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.81           N/A             N/A            N/A
    End of period                          $12.36          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(502)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.68          $12.15         $11.57           N/A
    End of period                          $14.87          $13.95          $12.68         $12.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(502)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.68          $10.11
    End of period                           N/A             N/A             N/A           $10.88          $10.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.15          $22.57          $21.85         $20.33           N/A
    End of period                          $26.52          $25.15          $22.57         $21.85           N/A
  Accumulation units outstanding
  at the end of period                      178             425             507             593            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.69          $11.69           N/A            N/A
    End of period                          $12.31          $11.99          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             12,833           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(575)

  Accumulation unit value:
    Beginning of period                    $20.44          $17.23          $16.24         $14.25           N/A
    End of period                          $21.61          $20.44          $17.23         $16.24           N/A
  Accumulation units outstanding
  at the end of period                      131             157             221             246            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $28.39          $25.46          $24.47         $22.71          $21.28
    End of period                          $30.66          $28.39          $25.46         $24.47          $22.71
  Accumulation units outstanding
  at the end of period                      698             762             922            1,063           292

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(533)

  Accumulation unit value:
    Beginning of period                    $37.23          $35.54          $31.76         $27.72           N/A
    End of period                          $42.80          $37.23          $35.54         $31.76           N/A
  Accumulation units outstanding
  at the end of period                      887             876             732             723            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(533)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(451)

  Accumulation unit value:
    Beginning of period                    $15.79          $13.42          $12.89         $11.40          $10.64
    End of period                          $15.62          $15.79          $13.42         $12.89          $11.40
  Accumulation units outstanding
  at the end of period                      374             495             966            1,251           124

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.56          $10.99         $10.19          $9.73
    End of period                          $13.88          $12.23          $11.56         $10.99          $10.19
  Accumulation units outstanding
  at the end of period                     2,004           2,011           1,565           1,422            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(857)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $10.67           N/A            N/A
    End of period                          $12.87          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,020           1,051            840             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(594)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.46          $11.72         $11.31           N/A
    End of period                          $15.28          $14.00          $12.46         $11.72           N/A
  Accumulation units outstanding
  at the end of period                      910             910             910             910            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $18.81          $18.27          $16.59         $16.11          $15.16
    End of period                          $20.40          $18.81          $18.27         $16.59          $16.11
  Accumulation units outstanding
  at the end of period                       -              466            1,446            414             -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.56           $9.20           N/A
    End of period                           N/A             N/A            $8.68           $9.56           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              284            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.73          $9.94           $9.26          $8.87
    End of period                          $12.34          $11.66          $10.73          $9.94          $9.26
  Accumulation units outstanding
  at the end of period                     3,127           2,766           2,923           2,707            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(619)

  Accumulation unit value:
    Beginning of period                    $24.45          $22.00          $22.01         $19.62           N/A
    End of period                          $28.93          $24.45          $22.00         $22.01           N/A
  Accumulation units outstanding
  at the end of period                     2,037           2,036           2,026            174            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(611)

  Accumulation unit value:
    Beginning of period                    $26.08          $25.42          $24.77         $23.88           N/A
    End of period                          $28.06          $26.08          $25.42         $24.77           N/A
  Accumulation units outstanding
  at the end of period                     3,146           3,181           3,206           1,418           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.79           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      464             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(427)

  Accumulation unit value:
    Beginning of period                    $18.34          $16.65          $16.42         $15.75          $14.79
    End of period                          $18.09          $18.34          $16.65         $16.42          $15.75
  Accumulation units outstanding
  at the end of period                     1,279           1,290           1,516           1,363            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(557)

  Accumulation unit value:
    Beginning of period                    $22.14          $18.80          $18.70         $17.15           N/A
    End of period                          $24.34          $22.14          $18.80         $18.70           N/A
  Accumulation units outstanding
  at the end of period                      771             710             713             675            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.83            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      623             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.94            N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,874           4,099            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(427)

  Accumulation unit value:
    Beginning of period                    $18.26          $17.78          $17.67         $16.85          $16.48
    End of period                          $19.16          $18.26          $17.78         $17.67          $16.85
  Accumulation units outstanding
  at the end of period                     4,514           4,697           6,222           1,917            -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                    $15.17          $11.72          $10.08          $8.61           N/A
    End of period                          $16.66          $15.17          $11.72         $10.08           N/A
  Accumulation units outstanding
  at the end of period                     2,109           1,359           1,342           8,600           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $22.80          $20.74          $19.92         $17.65           N/A
    End of period                          $24.13          $22.80          $20.74         $19.92           N/A
  Accumulation units outstanding
  at the end of period                      442             145             198             146            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(594)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.83          $14.78         $14.23           N/A
    End of period                          $15.67          $15.02          $14.83         $14.78           N/A
  Accumulation units outstanding
  at the end of period                      593             571             609             531            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.64           N/A             N/A             N/A            N/A
    End of period                          $14.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,082            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(427)

  Accumulation unit value:
    Beginning of period                    $19.91          $17.72          $16.61         $13.58          $12.73
    End of period                          $19.02          $19.91          $17.72         $16.61          $13.58
  Accumulation units outstanding
  at the end of period                     4,652           4,653           4,700           1,823            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(427)

  Accumulation unit value:
    Beginning of period                    $16.57          $14.47          $14.09         $12.46          $11.45
    End of period                          $15.14          $16.57          $14.47         $14.09          $12.46
  Accumulation units outstanding
  at the end of period                     3,395           3,676           3,785           3,394            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.70           N/A             N/A            N/A
    End of period                          $11.63          $12.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,266          30,095           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                    $15.93          $15.10          $15.88         $13.27           N/A
    End of period                          $15.83          $15.93          $15.10         $15.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -             22,034         21,442           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(594)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.93         $10.56           N/A
    End of period                          $11.59          $11.10          $10.92         $10.93           N/A
  Accumulation units outstanding
  at the end of period                     7,260           7,909           7,303           4,604           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.85           $4.39           $4.13            N/A            N/A
    End of period                          $5.99           $5.85           $4.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                      406              -             11,513           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(621)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.14          $10.59          $9.27           N/A
    End of period                          $10.19          $11.28          $10.14         $10.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,111           3,627           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(427)

  Accumulation unit value:
    Beginning of period                    $16.31          $12.85          $13.89         $13.75          $12.24
    End of period                          $17.12          $16.31          $12.85         $13.89          $13.75
  Accumulation units outstanding
  at the end of period                       -             26,521          31,633         32,234            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.02           N/A             N/A             N/A            N/A
    End of period                          $10.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,357            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1030)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.03           N/A             N/A            N/A
    End of period                          $11.04          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,183            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                    $9.45           $8.25           $8.07           $7.27           N/A
    End of period                          $9.62           $9.45           $8.25           $8.07           N/A
  Accumulation units outstanding
  at the end of period                     5,833           5,896           4,865           3,092           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.28          $11.80         $10.67           N/A
    End of period                          $11.58          $14.29          $12.28         $11.80           N/A
  Accumulation units outstanding
  at the end of period                     1,648           1,695           2,627           1,206           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(585)

  Accumulation unit value:
    Beginning of period                    $22.75          $16.58          $15.35         $12.14           N/A
    End of period                          $24.21          $22.75          $16.58         $15.35           N/A
  Accumulation units outstanding
  at the end of period                       -             24,527          28,233         23,592           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(618)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.48         $10.30           N/A
    End of period                          $12.16          $11.53          $11.07         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     4,026           3,936           32,146          7,870           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(553)

  Accumulation unit value:
    Beginning of period                    $18.31          $14.87          $13.38         $12.02           N/A
    End of period                          $19.82          $18.31          $14.87         $13.38           N/A
  Accumulation units outstanding
  at the end of period                     16,183          10,842          11,161         11,113           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90         $10.56           N/A
    End of period                          $13.70          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    230,245          71,287          81,762         14,764           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.03           N/A             N/A             N/A            N/A
    End of period                          $11.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,906           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(812)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.52          $9.13            N/A            N/A
    End of period                          $12.21          $10.79          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,017           7,313            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.21           N/A             N/A             N/A            N/A
    End of period                          $12.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,235            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.92           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,869            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(604)

  Accumulation unit value:
    Beginning of period                    $26.90          $22.71          $16.93         $14.62           N/A
    End of period                          $35.69          $26.90          $22.71         $16.93           N/A
  Accumulation units outstanding
  at the end of period                     1,880           1,253           1,106            185            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(604)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(429)

  Accumulation unit value:
    Beginning of period                    $17.90          $17.46          $12.98         $11.22          $10.17
    End of period                          $18.41          $17.90          $17.46         $12.98          $11.22
  Accumulation units outstanding
  at the end of period                       -             27,310          27,656         27,000            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(550)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.90          $12.66         $11.80           N/A
    End of period                          $15.75          $14.95          $13.90         $12.66           N/A
  Accumulation units outstanding
  at the end of period                     13,189          17,339          18,594         19,822           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(550)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(550)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.59          $10.34          $9.81           N/A
    End of period                          $12.29          $11.95          $10.59         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     37,037          39,793          39,514         39,115           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(550)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.23           N/A             N/A             N/A            N/A
    End of period                          $18.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,804            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(585)

  Accumulation unit value:
    Beginning of period                    $20.02          $18.38          $17.24         $14.46           N/A
    End of period                          $17.31          $20.02          $18.38         $17.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -             20,335         20,258           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(550)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.26          $12.97         $12.16           N/A
    End of period                          $14.66          $15.28          $13.26         $12.97           N/A
  Accumulation units outstanding
  at the end of period                     12,452          16,572          17,858         16,762           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(550)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(608)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.60           $5.57           $5.43           N/A
    End of period                          $6.74           $6.00           $5.60           $5.57           N/A
  Accumulation units outstanding
  at the end of period                     6,184           5,571           9,252           4,832           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(721)

  Accumulation unit value:
    Beginning of period                    $14.95          $15.48          $11.36         $10.80           N/A
    End of period                          $17.60          $14.95          $15.48         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -             13,224          14,684          1,666           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.71           N/A             N/A             N/A            N/A
    End of period                          $17.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,051           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $10.41           N/A            N/A
    End of period                          $14.23          $13.10          $11.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,017           8,617           9,151            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.39          $11.11          $9.61          $8.71
    End of period                          $14.82          $14.22          $12.39         $11.11          $9.61
  Accumulation units outstanding
  at the end of period                     5,930           5,664           5,333           4,842            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(600)

  Accumulation unit value:
    Beginning of period                    $8.86           $8.61           $8.04           $7.95           N/A
    End of period                          $9.55           $8.86           $8.61           $8.04           N/A
  Accumulation units outstanding
  at the end of period                       -             2,946           2,263           2,178           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(427)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.50          $13.45         $13.13          $13.02
    End of period                          $14.54          $13.70          $13.50         $13.45          $13.13
  Accumulation units outstanding
  at the end of period                     10,125          15,416          21,491          6,661            -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $22.78          $20.42          $19.15         $17.02           N/A
    End of period                          $20.72          $22.78          $20.42         $19.15           N/A
  Accumulation units outstanding
  at the end of period                      300             300             300             300            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(427)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.78          $14.18
    End of period                           N/A             N/A             N/A           $15.22          $14.78
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.57          $12.60         $12.26           N/A
    End of period                          $13.21          $13.62          $12.57         $12.60           N/A
  Accumulation units outstanding
  at the end of period                     6,113           6,059           7,008           2,748           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(427)

  Accumulation unit value:
    Beginning of period                    $21.44          $19.35          $18.80         $17.47          $16.26
    End of period                          $19.85          $21.44          $19.35         $18.80          $17.47
  Accumulation units outstanding
  at the end of period                      461             478            1,314            312             -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(655)

  Accumulation unit value:
    Beginning of period                    $8.42           $8.12           $7.39           $6.28           N/A
    End of period                          $8.19           $8.42           $8.12           $7.39           N/A
  Accumulation units outstanding
  at the end of period                       -              770            4,784            770            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(601)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.03           N/A
    End of period                           N/A             N/A             N/A           $10.04           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.20           N/A
    End of period                           N/A             N/A             N/A           $10.12           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(538)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.00          $12.22         $11.24           N/A
    End of period                          $15.77          $14.73          $13.00         $12.22           N/A
  Accumulation units outstanding
  at the end of period                     57,873          84,669          89,299         107,726          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(538)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(750)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.48          $10.20           N/A            N/A
    End of period                          $11.55          $11.08          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,663           11,100          14,411           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(750)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(557)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.11          $12.44         $11.59           N/A
    End of period                          $15.64          $14.68          $13.11         $12.44           N/A
  Accumulation units outstanding
  at the end of period                    116,165          99,452         101,508         102,873          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(761)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.80          $10.44           N/A            N/A
    End of period                          $12.35          $11.69          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,502          21,963          21,578           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(761)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(478)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.68          $12.15         $11.30          $11.17
    End of period                          $14.86          $13.95          $12.68         $12.15          $11.30
  Accumulation units outstanding
  at the end of period                     42,063          41,140          29,556         24,521            15

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(478)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                    $25.14          $22.55          $21.84         $20.09          $18.91
    End of period                          $26.50          $25.14          $22.55         $21.84          $20.09
  Accumulation units outstanding
  at the end of period                     3,248           3,215           3,180           1,628            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(597)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.69          $11.60         $11.66           N/A
    End of period                          $12.31          $11.98          $11.69         $11.60           N/A
  Accumulation units outstanding
  at the end of period                      479            31,785           988           17,127           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                    $20.43          $17.23          $16.24         $14.43          $13.15
    End of period                          $21.61          $20.43          $17.23         $16.24          $14.43
  Accumulation units outstanding
  at the end of period                     2,958           2,850           2,889           3,626            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $28.37          $25.45          $24.46         $22.70          $21.27
    End of period                          $30.64          $28.37          $25.45         $24.46          $22.70
  Accumulation units outstanding
  at the end of period                     22,984          16,875          13,809          2,121            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                    $37.21          $35.53          $31.75         $27.43          $25.65
    End of period                          $42.77          $37.21          $35.53         $31.75          $27.43
  Accumulation units outstanding
  at the end of period                     12,136          13,672          11,817          2,196            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(427)

  Accumulation unit value:
    Beginning of period                    $15.79          $13.41          $12.88         $11.40          $10.41
    End of period                          $15.61          $15.79          $13.41         $12.88          $11.40
  Accumulation units outstanding
  at the end of period                     41,561          32,813          27,410          8,689            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(427)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.96%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(221)

  Accumulation unit value:
    Beginning of period                    $16.67          $13.86          $12.77         $11.19          $8.88
    End of period                          $17.94          $16.67          $13.86         $12.77          $11.19
  Accumulation units outstanding
  at the end of period                     14,086          7,963           6,010           4,656          1,385

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(221)

  Accumulation unit value:
    Beginning of period                    $9.01
    End of period                          $8.88
  Accumulation units outstanding
  at the end of period                      115

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(208)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.55          $10.98         $10.18          $8.36
    End of period                          $13.87          $12.22          $11.55         $10.98          $10.18
  Accumulation units outstanding
  at the end of period                     19,918          27,307          34,535         31,000          24,744

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(208)

  Accumulation unit value:
    Beginning of period                    $8.36
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                      775


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(346)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.32          $8.44
    End of period                           N/A             N/A             N/A            $9.10          $9.32
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,551

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(346)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $10.39           N/A            N/A
    End of period                          $12.87          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,100           7,925             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(258)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.46          $11.72         $11.19          $7.95
    End of period                          $15.28          $13.99          $12.46         $11.72          $11.19
  Accumulation units outstanding
  at the end of period                     8,240           9,384           8,792          13,052          12,790

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(258)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $18.79          $18.25          $16.57         $16.09          $12.13
    End of period                          $20.37          $18.79          $18.25         $16.57          $16.09
  Accumulation units outstanding
  at the end of period                       -             4,724           4,761           3,131          3,381

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(244)

  Accumulation unit value:
    Beginning of period                    $12.19
    End of period                          $12.13
  Accumulation units outstanding
  at the end of period                     4,039


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(252)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.56           $9.17          $7.92
    End of period                           N/A             N/A            $8.68           $9.56          $9.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,101          3,591

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(168)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.72          $9.93           $9.25          $8.30
    End of period                          $12.33          $11.65          $10.72          $9.93          $9.25
  Accumulation units outstanding
  at the end of period                     39,170          34,394          24,752         28,795          33,497

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(168)

  Accumulation unit value:
    Beginning of period                    $8.35
    End of period                          $8.30
  Accumulation units outstanding
  at the end of period                     1,692


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.65           N/A             N/A             N/A            N/A
    End of period                          $28.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      123             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(171)

  Accumulation unit value:
    Beginning of period                    $26.05          $25.40          $24.74         $22.60          $17.01
    End of period                          $28.03          $26.05          $25.40         $24.74          $22.60
  Accumulation units outstanding
  at the end of period                     2,801           1,932           1,802            694            508

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(171)

  Accumulation unit value:
    Beginning of period                    $17.43
    End of period                          $17.01
  Accumulation units outstanding
  at the end of period                      134

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.73           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    243,863           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(168)

  Accumulation unit value:
    Beginning of period                    $18.32          $16.63          $16.41         $15.74          $12.89
    End of period                          $18.07          $18.32          $16.63         $16.41          $15.74
  Accumulation units outstanding
  at the end of period                     2,860           4,725           5,135           7,609          3,630

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(168)

  Accumulation unit value:
    Beginning of period                    $13.16
    End of period                          $12.89
  Accumulation units outstanding
  at the end of period                     3,261


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(245)

  Accumulation unit value:
    Beginning of period                    $22.12          $18.78          $18.68         $16.04          $11.69
    End of period                          $24.31          $22.12          $18.78         $18.68          $16.04
  Accumulation units outstanding
  at the end of period                     7,084           12,593          11,576         10,755          10,078

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(245)

  Accumulation unit value:
    Beginning of period                    $11.67
    End of period                          $11.69
  Accumulation units outstanding
  at the end of period                     1,524

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     79,810           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      330             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.00           N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    340,012          30,527           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      762             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(995)

  Accumulation unit value:
    Beginning of period                    $12.57          $11.29           N/A             N/A            N/A
    End of period                          $11.57          $12.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,101           3,510            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(995)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $18.23          $17.76          $17.65         $16.83          $15.12
    End of period                          $19.13          $18.23          $17.76         $17.65          $16.83
  Accumulation units outstanding
  at the end of period                     14,189          14,885          15,619         18,174          19,998

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $14.21
    End of period                          $15.12
  Accumulation units outstanding
  at the end of period                     4,978

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(995)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.51           N/A             N/A            N/A
    End of period                          $12.86          $12.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,185          9,921            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(995)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.97            N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,507           3,553            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(238)

  Accumulation unit value:
    Beginning of period                    $15.16          $11.71          $10.07          $8.38          $6.13
    End of period                          $16.64          $15.16          $11.71         $10.07          $8.38
  Accumulation units outstanding
  at the end of period                     49,210          35,445          18,418          7,394          2,176

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(238)

  Accumulation unit value:
    Beginning of period                    $6.16
    End of period                          $6.13
  Accumulation units outstanding
  at the end of period                      252


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(213)

  Accumulation unit value:
    Beginning of period                    $22.77          $20.72          $19.90         $17.20          $12.93
    End of period                          $24.10          $22.77          $20.72         $19.90          $17.20
  Accumulation units outstanding
  at the end of period                     8,545           4,453           2,389           2,282            64

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(213)

  Accumulation unit value:
    Beginning of period                    $13.01
    End of period                          $12.93
  Accumulation units outstanding
  at the end of period                       64

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $15.00          $14.82          $14.76         $14.50          $14.61
    End of period                          $15.65          $15.00          $14.82         $14.76          $14.50
  Accumulation units outstanding
  at the end of period                     2,586           4,458           3,524           2,777          3,713

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $14.30
    End of period                          $14.61
  Accumulation units outstanding
  at the end of period                     2,683


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.00           N/A             N/A            N/A
    End of period                          $14.02          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,117          2,383            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(171)

  Accumulation unit value:
    Beginning of period                    $19.89          $17.71          $16.60         $13.57          $10.74
    End of period                          $19.00          $19.89          $17.71         $16.60          $13.57
  Accumulation units outstanding
  at the end of period                     15,204          15,111          15,933         17,246          7,619

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(171)

  Accumulation unit value:
    Beginning of period                    $11.07
    End of period                          $10.74
  Accumulation units outstanding
  at the end of period                      666


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(224)

  Accumulation unit value:
    Beginning of period                    $16.56          $14.45          $14.08         $12.45          $9.14
    End of period                          $15.13          $16.56          $14.45         $14.08          $12.45
  Accumulation units outstanding
  at the end of period                     15,905          16,442          14,645         14,517          13,254

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(224)

  Accumulation unit value:
    Beginning of period                    $9.14
    End of period                          $9.14
  Accumulation units outstanding
  at the end of period                      795

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1369)

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,681           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1369)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.70           N/A             N/A            N/A
    End of period                          $11.62          $12.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,896         199,169           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                    $15.92          $15.10          $15.88         $13.28          $10.24
    End of period                          $15.82          $15.92          $15.10         $15.88          $13.28
  Accumulation units outstanding
  at the end of period                       -               -            154,843         137,742        221,614

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                    $10.13
    End of period                          $10.24
  Accumulation units outstanding
  at the end of period                     16,078


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.93          $10.94         $10.77          $10.69
    End of period                          $11.59          $11.11          $10.93         $10.94          $10.77
  Accumulation units outstanding
  at the end of period                     16,596          9,966           4,000           3,678            16

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1043)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.06            N/A             N/A            N/A
    End of period                          $5.98           $5.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,069          25,797           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1043)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(562)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.13          $10.59          $9.93           N/A
    End of period                          $10.18          $11.27          $10.13         $10.59           N/A
  Accumulation units outstanding
  at the end of period                     3,752           3,752            431              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                    $16.31          $12.84          $13.89         $13.75          $11.12
    End of period                          $17.11          $16.31          $12.84         $13.89          $13.75
  Accumulation units outstanding
  at the end of period                       -             97,995         241,435         219,809        271,902

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                    $10.02
    End of period                          $11.12
  Accumulation units outstanding
  at the end of period                     14,686


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.02           N/A             N/A             N/A            N/A
    End of period                          $10.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    102,483           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.79          $9.94            N/A             N/A            N/A
    End of period                          $11.04          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            201,099           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                    $9.45           $8.25           $8.07           $7.39          $6.15
    End of period                          $9.61           $9.45           $8.25           $8.07          $7.39
  Accumulation units outstanding
  at the end of period                     24,395          12,372          12,094         13,289          17,072

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(515)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.27          $11.79         $11.18           N/A
    End of period                          $11.57          $14.28          $12.27         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     11,655          3,765             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(192)

  Accumulation unit value:
    Beginning of period                    $22.74          $16.57          $15.35         $12.31          $9.66
    End of period                          $24.20          $22.74          $16.57         $15.35          $12.31
  Accumulation units outstanding
  at the end of period                       -             68,138          66,121         44,615          15,729

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(192)

  Accumulation unit value:
    Beginning of period                    $9.58
    End of period                          $9.66
  Accumulation units outstanding
  at the end of period                     1,727

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(515)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.06          $10.48         $10.85           N/A
    End of period                          $12.16          $11.53          $11.06         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     7,324           6,384           2,922             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(284)

  Accumulation unit value:
    Beginning of period                    $18.29          $14.86          $13.37         $11.41          $7.53
    End of period                          $19.80          $18.29          $14.86         $13.37          $11.41
  Accumulation units outstanding
  at the end of period                     51,972          36,793          13,870         10,211          4,428

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(710)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90         $10.43           N/A
    End of period                          $13.70          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    249,813         141,117          93,086         11,886           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.49           N/A             N/A             N/A            N/A
    End of period                          $11.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    187,187           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(737)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.52          $10.83         $10.83           N/A
    End of period                          $12.21          $10.79          $10.52         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -             1,254           1,272            404            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.21           N/A             N/A             N/A            N/A
    End of period                          $12.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,951            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(562)

  Accumulation unit value:
    Beginning of period                    $26.88          $22.69          $16.92         $13.95           N/A
    End of period                          $35.66          $26.88          $22.69         $16.92           N/A
  Accumulation units outstanding
  at the end of period                     19,163          15,452          8,498            263            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                    $17.89          $17.45          $12.97         $11.22          $9.61
    End of period                          $18.40          $17.89          $17.45         $12.97          $11.22
  Accumulation units outstanding
  at the end of period                       -            139,714         145,804         155,548        323,680

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(192)

  Accumulation unit value:
    Beginning of period                    $10.64
    End of period                          $9.61
  Accumulation units outstanding
  at the end of period                     17,171

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $10.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      177             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1156)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.97            N/A             N/A            N/A
    End of period                          $10.89          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              312             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(188)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.89          $12.65         $11.14          $8.45
    End of period                          $15.74          $14.94          $13.89         $12.65          $11.14
  Accumulation units outstanding
  at the end of period                     93,470          84,342          63,862         60,027          50,491

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(188)

  Accumulation unit value:
    Beginning of period                    $8.44
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                     20,157


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(188)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.58          $10.34          $9.58          $7.65
    End of period                          $12.28          $11.94          $10.58         $10.34          $9.58
  Accumulation units outstanding
  at the end of period                    129,332         135,800         104,161         94,814          78,163

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(188)

  Accumulation unit value:
    Beginning of period                    $7.62
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     22,962

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.21           N/A             N/A             N/A            N/A
    End of period                          $18.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,597           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(192)

  Accumulation unit value:
    Beginning of period                    $20.02          $18.38          $17.23         $15.66          $10.80
    End of period                          $17.30          $20.02          $18.38         $17.23          $15.66
  Accumulation units outstanding
  at the end of period                       -               -             90,721         82,605         145,497

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(192)

  Accumulation unit value:
    Beginning of period                    $9.92
    End of period                          $10.80
  Accumulation units outstanding
  at the end of period                     17,995


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(188)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.25          $12.97         $11.26          $7.87
    End of period                          $14.66          $15.27          $13.25         $12.97          $11.26
  Accumulation units outstanding
  at the end of period                     91,524          82,611          65,749         60,341          52,219

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(188)

  Accumulation unit value:
    Beginning of period                    $7.85
    End of period                          $7.87
  Accumulation units outstanding
  at the end of period                     23,363

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(743)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.59           $5.37            N/A            N/A
    End of period                          $6.74           $6.00           $5.59            N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,382          7,208           5,324            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                    $14.95          $15.48          $11.36         $10.31           N/A
    End of period                          $17.60          $14.95          $15.48         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -            429,290         445,255         445,918          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.70           N/A             N/A             N/A            N/A
    End of period                          $17.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    383,704           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(791)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $11.00           N/A            N/A
    End of period                          $14.23          $13.10          $11.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,200          17,058          21,857           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(171)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.39          $11.11          $9.60          $6.97
    End of period                          $14.81          $14.21          $12.39         $11.11          $9.60
  Accumulation units outstanding
  at the end of period                     33,975          33,411          29,729         27,459          6,284

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(171)

  Accumulation unit value:
    Beginning of period                    $7.59
    End of period                          $6.97
  Accumulation units outstanding
  at the end of period                     4,513


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $8.85           $8.61           $8.04           $7.87          $6.81
    End of period                          $9.55           $8.85           $8.61           $8.04          $7.87
  Accumulation units outstanding
  at the end of period                       -             10,193          4,337           1,848          1,747

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(213)

  Accumulation unit value:
    Beginning of period                    $7.40
    End of period                          $6.81
  Accumulation units outstanding
  at the end of period                      113

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,050            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(171)

  Accumulation unit value:
    Beginning of period                    $13.69          $13.49          $13.44         $13.13          $12.77
    End of period                          $14.53          $13.69          $13.49         $13.44          $13.13
  Accumulation units outstanding
  at the end of period                     99,674         114,297         108,590         64,274          37,815

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(171)

  Accumulation unit value:
    Beginning of period                    $12.30
    End of period                          $12.77
  Accumulation units outstanding
  at the end of period                     4,586

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(265)

  Accumulation unit value:
    Beginning of period                    $22.76          $20.40          $19.13         $17.26          $13.10
    End of period                          $20.70          $22.76          $20.40         $19.13          $17.26
  Accumulation units outstanding
  at the end of period                     1,987           1,918           1,930            121            121

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(265)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(168)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.77          $12.69
    End of period                           N/A             N/A             N/A           $15.21          $14.77
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            66,829

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(168)

  Accumulation unit value:
    Beginning of period                    $11.91
    End of period                          $12.69
  Accumulation units outstanding
  at the end of period                     3,173

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.56          $12.59         $12.25           N/A
    End of period                          $13.20          $13.61          $12.56         $12.59           N/A
  Accumulation units outstanding
  at the end of period                     45,734          39,103          33,563         94,367           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(244)

  Accumulation unit value:
    Beginning of period                    $21.42          $19.33          $18.79         $17.45          $14.29
    End of period                          $19.82          $21.42          $19.33         $18.79          $17.45
  Accumulation units outstanding
  at the end of period                      706            1,013           1,046           1,552          1,438

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(244)

  Accumulation unit value:
    Beginning of period                    $14.36
    End of period                          $14.29
  Accumulation units outstanding
  at the end of period                      373

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(208)

  Accumulation unit value:
    Beginning of period                    $8.41           $8.12           $7.38           $6.35          $4.85
    End of period                          $8.19           $8.41           $8.12           $7.38          $6.35
  Accumulation units outstanding
  at the end of period                       -             4,359           3,041           2,538          1,824

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(208)

  Accumulation unit value:
    Beginning of period                    $4.84
    End of period                          $4.85
  Accumulation units outstanding
  at the end of period                     3,763


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,584           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(297)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $8.34
    End of period                           N/A             N/A             N/A           $10.32          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(297)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(288)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88          $7.22
    End of period                           N/A             N/A             N/A           $10.04          $9.88
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,050

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(288)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                    $9.74            N/A             N/A             N/A            N/A
    End of period                          $9.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      908             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division(1464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(221)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19          $7.99
    End of period                           N/A             N/A             N/A           $10.37          $10.19
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            27,753

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(221)

  Accumulation unit value:
    Beginning of period                    $8.33
    End of period                          $7.99
  Accumulation units outstanding
  at the end of period                     30,394


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(191)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.97          $7.85
    End of period                           N/A             N/A             N/A           $10.12          $9.97
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           643,257

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(191)

  Accumulation unit value:
    Beginning of period                    $7.61
    End of period                          $7.85
  Accumulation units outstanding
  at the end of period                     42,178

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(185)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.99          $12.21         $11.06          $8.89
    End of period                          $15.76          $14.72          $12.99         $12.21          $11.06
  Accumulation units outstanding
  at the end of period                    198,244         233,939         340,845         561,956         9,039

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(185)

  Accumulation unit value:
    Beginning of period                    $9.02
    End of period                          $8.89
  Accumulation units outstanding
  at the end of period                     13,628

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.48          $10.30          $9.94           N/A
    End of period                          $11.55          $11.08          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                    209,614          5,650           16,705           508            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $14.66          $13.10          $12.43         $11.38          $9.53
    End of period                          $15.63          $14.66          $13.10         $12.43          $11.38
  Accumulation units outstanding
  at the end of period                    131,501         173,158         177,439         176,545        197,777

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(185)

  Accumulation unit value:
    Beginning of period                    $9.57
    End of period                          $9.53
  Accumulation units outstanding
  at the end of period                     58,076

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.80          $10.49          $9.87           N/A
    End of period                          $12.35          $11.69          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     38,850          16,897          3,122            704            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(185)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.67          $12.14         $11.30          $9.79
    End of period                          $14.85          $13.93          $12.67         $12.14          $11.30
  Accumulation units outstanding
  at the end of period                    227,525         200,663         154,398         167,215        105,765

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(185)

  Accumulation unit value:
    Beginning of period                    $9.74
    End of period                          $9.79
  Accumulation units outstanding
  at the end of period                     51,768

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1181)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.46           N/A             N/A            N/A
    End of period                          $11.56          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,036          9,609            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1181)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                    $11.18           N/A             N/A             N/A            N/A
    End of period                          $11.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,595            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $11.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,100            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(223)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.67          $8.33
    End of period                           N/A             N/A             N/A           $10.87          $10.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,283

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(223)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.33
  Accumulation units outstanding
  at the end of period                     4,466

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(168)

  Accumulation unit value:
    Beginning of period                    $25.11          $22.53          $21.82         $20.07          $16.83
    End of period                          $26.46          $25.11          $22.53         $21.82          $20.07
  Accumulation units outstanding
  at the end of period                     18,569          15,006          12,248         16,338          14,714

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(168)

  Accumulation unit value:
    Beginning of period                    $16.64
    End of period                          $16.83
  Accumulation units outstanding
  at the end of period                     1,727


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(168)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.68          $11.59         $11.73          $11.91
    End of period                          $12.29          $11.97          $11.68         $11.59          $11.73
  Accumulation units outstanding
  at the end of period                     23,487          16,548          7,409          15,515          2,678

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(168)

  Accumulation unit value:
    Beginning of period                    $11.95
    End of period                          $11.91
  Accumulation units outstanding
  at the end of period                     3,996

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(244)

  Accumulation unit value:
    Beginning of period                    $20.42          $17.22          $16.24         $14.43          $10.92
    End of period                          $21.60          $20.42          $17.22         $16.24          $14.43
  Accumulation units outstanding
  at the end of period                     46,793          49,124          31,764         35,860          32,852

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(244)

  Accumulation unit value:
    Beginning of period                    $10.96
    End of period                          $10.92
  Accumulation units outstanding
  at the end of period                      488


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(168)

  Accumulation unit value:
    Beginning of period                    $28.33          $25.41          $24.43         $22.67          $17.71
    End of period                          $30.59          $28.33          $25.41         $24.43          $22.67
  Accumulation units outstanding
  at the end of period                     16,788          12,060          13,158         15,066          9,108

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(168)

  Accumulation unit value:
    Beginning of period                    $17.52
    End of period                          $17.71
  Accumulation units outstanding
  at the end of period                      732

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $37.17          $35.49          $31.72         $27.40          $20.16
    End of period                          $42.72          $37.17          $35.49         $31.72          $27.40
  Accumulation units outstanding
  at the end of period                     64,119          15,251          14,645         15,071          10,170

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $17.76
    End of period                          $20.16
  Accumulation units outstanding
  at the end of period                     1,180


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(168)

  Accumulation unit value:
    Beginning of period                    $15.77          $13.40          $12.88         $11.40          $8.95
    End of period                          $15.60          $15.77          $13.40         $12.88          $11.40
  Accumulation units outstanding
  at the end of period                     38,699          48,971          48,572         53,844          22,163

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(168)

  Accumulation unit value:
    Beginning of period                    $8.75
    End of period                          $8.95
  Accumulation units outstanding
  at the end of period                     1,501

Accumulation Unit Values
Contract with Endorsements - 1.97%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(444)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.55          $10.98         $10.19          $9.94
    End of period                          $13.86          $12.22          $11.55         $10.98          $10.19
  Accumulation units outstanding
  at the end of period                     3,149           3,058           3,560           4,074           731

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(508)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.43           N/A
    End of period                           N/A             N/A             N/A            $9.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.45          $11.71         $11.18          $10.82
    End of period                          $15.27          $13.98          $12.45         $11.71          $11.18
  Accumulation units outstanding
  at the end of period                      490             554             555             519             96

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(444)

  Accumulation unit value:
    Beginning of period                    $18.77          $18.23          $16.56         $16.08          $15.35
    End of period                          $20.35          $18.77          $18.23         $16.56          $16.08
  Accumulation units outstanding
  at the end of period                       -              456             554             556            552

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(508)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.54           $9.34           N/A
    End of period                           N/A             N/A            $8.66           $9.54           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              55             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(444)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.72          $9.93           $9.25          $8.94
    End of period                          $12.32          $11.64          $10.72          $9.93          $9.25
  Accumulation units outstanding
  at the end of period                      976            2,085           9,780           2,099           677

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(493)

  Accumulation unit value:
    Beginning of period                    $26.02          $25.37          $24.72         $23.18           N/A
    End of period                          $27.99          $26.02          $25.37         $24.72           N/A
  Accumulation units outstanding
  at the end of period                      317             369             449             542            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(444)

  Accumulation unit value:
    Beginning of period                    $18.31          $16.62          $16.39         $15.73          $14.81
    End of period                          $18.05          $18.31          $16.62         $16.39          $15.73
  Accumulation units outstanding
  at the end of period                     2,252           2,889           2,913           3,202           818

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(456)

  Accumulation unit value:
    Beginning of period                    $22.09          $18.76          $18.67         $16.03          $15.75
    End of period                          $24.28          $22.09          $18.76         $18.67          $16.03
  Accumulation units outstanding
  at the end of period                       99              99              99             99              66

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,309            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.16           N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             16,954           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $18.21          $17.74          $17.63         $16.82          $16.47
    End of period                          $19.11          $18.21          $17.74         $17.63          $16.82
  Accumulation units outstanding
  at the end of period                     1,510           1,134           6,913           1,137           745

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(518)

  Accumulation unit value:
    Beginning of period                    $15.14          $11.70          $10.07          $8.93           N/A
    End of period                          $16.62          $15.14          $11.70         $10.07           N/A
  Accumulation units outstanding
  at the end of period                      470             440             440             690            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(571)

  Accumulation unit value:
    Beginning of period                    $22.74          $20.70          $19.89         $17.57           N/A
    End of period                          $24.07          $22.74          $20.70         $19.89           N/A
  Accumulation units outstanding
  at the end of period                     1,033            350             350             350            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $14.99          $14.80          $14.75         $14.49          $14.35
    End of period                          $15.63          $14.99          $14.80         $14.75          $14.49
  Accumulation units outstanding
  at the end of period                      997            1,400           1,666           1,904           698

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(444)

  Accumulation unit value:
    Beginning of period                    $19.88          $17.69          $16.58         $13.56          $12.92
    End of period                          $18.98          $19.88          $17.69         $16.58          $13.56
  Accumulation units outstanding
  at the end of period                     6,532           6,589           6,735           2,366           791

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(456)

  Accumulation unit value:
    Beginning of period                    $16.54          $14.44          $14.08         $12.44          $11.78
    End of period                          $15.11          $16.54          $14.44         $14.08          $12.44
  Accumulation units outstanding
  at the end of period                     1,622           1,627           1,768           2,035           310

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,313            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.69           N/A             N/A            N/A
    End of period                          $11.61          $12.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,004           6,994            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                    $15.91          $15.09          $15.88         $13.28          $12.44
    End of period                          $15.81          $15.91          $15.09         $15.88          $13.28
  Accumulation units outstanding
  at the end of period                       -               -             4,877           4,693          3,375

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(508)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.93         $10.84           N/A
    End of period                          $11.58          $11.10          $10.92         $10.93           N/A
  Accumulation units outstanding
  at the end of period                      495             495             495            2,436           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(436)

  Accumulation unit value:
    Beginning of period                    $16.28          $12.82          $13.87         $13.72          $12.38
    End of period                          $17.08          $16.28          $12.82         $13.87          $13.72
  Accumulation units outstanding
  at the end of period                       -             7,063           7,126           6,893          4,524

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(510)

  Accumulation unit value:
    Beginning of period                    $9.44           $8.24           $8.06           $7.49           N/A
    End of period                          $9.60           $9.44           $8.24           $8.06           N/A
  Accumulation units outstanding
  at the end of period                     2,347           2,614           2,475           2,476           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(595)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.26          $11.78         $10.83           N/A
    End of period                          $11.56          $14.27          $12.26         $11.78           N/A
  Accumulation units outstanding
  at the end of period                     1,039           1,039           1,039           1,039           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(436)

  Accumulation unit value:
    Beginning of period                    $22.57          $16.45          $15.23         $12.21          $12.13
    End of period                          $24.01          $22.57          $16.45         $15.23          $12.21
  Accumulation units outstanding
  at the end of period                       -             4,421           6,231           4,155          3,976

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(550)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.05          $10.47         $10.54           N/A
    End of period                          $12.14          $11.52          $11.05         $10.47           N/A
  Accumulation units outstanding
  at the end of period                      987             946             947             906            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(550)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(508)

  Accumulation unit value:
    Beginning of period                    $18.30          $14.86          $13.37         $11.62           N/A
    End of period                          $19.80          $18.30          $14.86         $13.37           N/A
  Accumulation units outstanding
  at the end of period                     6,848           7,222           7,222           1,114           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.77          $11.82          $10.90         $10.53           N/A
    End of period                          $13.70          $13.77          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     36,606          14,615          21,721          2,459           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                    $26.86          $22.68          $16.91         $14.20           N/A
    End of period                          $35.63          $26.86          $22.68         $16.91           N/A
  Accumulation units outstanding
  at the end of period                      337             337             102             102            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                    $17.89          $17.45          $12.97         $11.22          $10.77
    End of period                          $18.39          $17.89          $17.45         $12.97          $11.22
  Accumulation units outstanding
  at the end of period                       -             4,052           8,672           4,427          3,897

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(441)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.73          $12.50         $10.99          $10.41
    End of period                          $15.55          $14.77          $13.73         $12.50          $10.99
  Accumulation units outstanding
  at the end of period                      809            1,574           2,089           1,561            3

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(508)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.58          $10.34          $9.76           N/A
    End of period                          $12.27          $11.94          $10.58         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     3,146           3,887           3,887           2,461           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.20           N/A             N/A             N/A            N/A
    End of period                          $18.02           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,798            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(469)

  Accumulation unit value:
    Beginning of period                    $20.01          $18.37          $17.23         $15.66          $15.64
    End of period                          $17.29          $20.01          $18.37         $17.23          $15.66
  Accumulation units outstanding
  at the end of period                       -               -             3,854           3,773          2,809

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(469)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(436)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.25          $12.96         $11.26          $10.58
    End of period                          $14.65          $15.26          $13.25         $12.96          $11.26
  Accumulation units outstanding
  at the end of period                     1,243           1,989           1,799           1,384           256

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(575)

  Accumulation unit value:
    Beginning of period                    $5.99           $5.59           $5.56           $5.17           N/A
    End of period                          $6.73           $5.99           $5.59           $5.56           N/A
  Accumulation units outstanding
  at the end of period                      736             658             659             582            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                    $14.95          $15.48          $11.36         $10.31           N/A
    End of period                          $17.59          $14.95          $15.48         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -              541            6,391           4,585           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.69           N/A             N/A             N/A            N/A
    End of period                          $17.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      538             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $11.06         $10.47           N/A
    End of period                          $14.22          $13.10          $11.91         $11.06           N/A
  Accumulation units outstanding
  at the end of period                      877             877             761             761            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(508)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.38          $11.10          $9.89           N/A
    End of period                          $14.80          $14.20          $12.38         $11.10           N/A
  Accumulation units outstanding
  at the end of period                     1,181           1,182            517             569            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(508)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(444)

  Accumulation unit value:
    Beginning of period                    $13.67          $13.48          $13.43         $13.12          $12.98
    End of period                          $14.51          $13.67          $13.48         $13.43          $13.12
  Accumulation units outstanding
  at the end of period                     8,402           10,993          13,477         14,075          2,663

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.76          $14.34
    End of period                           N/A             N/A             N/A           $15.20          $14.76
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,173

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.55          $12.58         $12.25           N/A
    End of period                          $13.18          $13.60          $12.55         $12.58           N/A
  Accumulation units outstanding
  at the end of period                     4,956           6,154           6,827           7,467           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(444)

  Accumulation unit value:
    Beginning of period                    $21.40          $19.30          $18.77         $17.44          $16.38
    End of period                          $19.80          $21.40          $19.30         $18.77          $17.44
  Accumulation units outstanding
  at the end of period                      894             807            1,098           1,285           369

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $8.41           $8.11           $7.38           $6.34          $6.22
    End of period                          $8.18           $8.41           $8.11           $7.38          $6.34
  Accumulation units outstanding
  at the end of period                       -             2,336           2,336           2,548           420

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,666            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.28           N/A
    End of period                           N/A             N/A             N/A           $10.32           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(510)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(518)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.60           N/A
    End of period                           N/A             N/A             N/A           $10.36           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.92           N/A
    End of period                           N/A             N/A             N/A           $10.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $14.71          $12.98          $12.20         $11.05          $11.03
    End of period                          $15.74          $14.71          $12.98         $12.20          $11.05
  Accumulation units outstanding
  at the end of period                     8,669           8,196           7,655           7,475            70

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.48          $10.30          $9.94           N/A
    End of period                          $11.55          $11.08          $10.48         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     1,358             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(436)

  Accumulation unit value:
    Beginning of period                    $14.65          $13.09          $12.42         $11.37          $10.82
    End of period                          $15.61          $14.65          $13.09         $12.42          $11.37
  Accumulation units outstanding
  at the end of period                     14,297          13,286          13,087          5,795          3,281

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(436)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.66          $12.13         $11.29          $10.74
    End of period                          $14.83          $13.92          $12.66         $12.13          $11.29
  Accumulation units outstanding
  at the end of period                     3,752           4,067           4,499           5,093          7,607

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $11.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,388            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(495)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.92           N/A
    End of period                           N/A             N/A             N/A           $10.86           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(495)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(451)

  Accumulation unit value:
    Beginning of period                    $25.08          $22.51          $21.80         $20.05          $19.14
    End of period                          $26.43          $25.08          $22.51         $21.80          $20.05
  Accumulation units outstanding
  at the end of period                      827            3,875           3,898           3,762           230

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(635)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.66          $11.58         $11.62           N/A
    End of period                          $12.27          $11.95          $11.66         $11.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                    $20.41          $17.22          $16.24         $14.43          $13.39
    End of period                          $21.58          $20.41          $17.22         $16.24          $14.43
  Accumulation units outstanding
  at the end of period                     1,163           2,792           3,263           3,651           452

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(444)

  Accumulation unit value:
    Beginning of period                    $28.31          $25.39          $24.41         $22.66          $21.33
    End of period                          $30.56          $28.31          $25.39         $24.41          $22.66
  Accumulation units outstanding
  at the end of period                     3,020           2,036           2,227           2,238           575

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(484)

  Accumulation unit value:
    Beginning of period                    $37.12          $35.45          $31.69         $27.38          $27.51
    End of period                          $42.66          $37.12          $35.45         $31.69          $27.38
  Accumulation units outstanding
  at the end of period                      607             607             607             715             28

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(484)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(456)

  Accumulation unit value:
    Beginning of period                    $15.77          $13.40          $12.87         $11.39          $10.56
    End of period                          $15.59          $15.77          $13.40         $12.87          $11.39
  Accumulation units outstanding
  at the end of period                     2,670           2,559           2,556           2,894           247

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(890)

  Accumulation unit value:
    Beginning of period                    $16.60          $13.81          $13.13           N/A            N/A
    End of period                          $17.86          $16.60          $13.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,558           5,074           1,698            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(890)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(653)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.54          $10.98          $9.95           N/A
    End of period                          $13.84          $12.20          $11.54         $10.98           N/A
  Accumulation units outstanding
  at the end of period                     11,413          10,455          9,129           3,565           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(890)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.55          $10.95           N/A            N/A
    End of period                          $12.86          $15.44          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,744           2,491           1,750            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(890)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(620)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.71         $10.53           N/A
    End of period                          $15.24          $13.96          $12.44         $11.71           N/A
  Accumulation units outstanding
  at the end of period                     1,199            566              -             1,454           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                    $18.71          $18.19          $16.52         $16.30           N/A
    End of period                          $20.29          $18.71          $18.19         $16.52           N/A
  Accumulation units outstanding
  at the end of period                       -             2,899           2,616            426            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $12.78           N/A             N/A             N/A            N/A
    End of period                          $12.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      850             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.34           N/A             N/A             N/A            N/A
    End of period                          $28.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      187             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.35           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,704            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity
Division(1090)

  Accumulation unit value:
    Beginning of period                    $18.26          $16.05           N/A             N/A            N/A
    End of period                          $18.00          $18.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      406             420             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity
Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $22.30           N/A             N/A             N/A            N/A
    End of period                          $24.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      476             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.57           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,411           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,153            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.88            N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,171            695             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1105)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.69           N/A             N/A            N/A
    End of period                          $11.56          $12.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,469           1,049            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1080)

  Accumulation unit value:
    Beginning of period                    $18.16          $17.44           N/A             N/A            N/A
    End of period                          $19.05          $18.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,976          6,218            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(845)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.48           N/A            N/A
    End of period                          $12.85          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,790           1,635            791             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.97            N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,230           1,230            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(512)

  Accumulation unit value:
    Beginning of period                    $15.11          $11.68          $10.05          $8.72           N/A
    End of period                          $16.58          $15.11          $11.68         $10.05           N/A
  Accumulation units outstanding
  at the end of period                     9,305           4,473            503             503            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.76          $14.85           N/A            N/A
    End of period                          $15.58          $14.94          $14.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,113           4,457           2,667            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.72            N/A             N/A            N/A
    End of period                          $14.01          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,412            704             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(512)

  Accumulation unit value:
    Beginning of period                    $19.83          $17.66          $16.56         $14.15           N/A
    End of period                          $18.93          $19.83          $17.66         $16.56           N/A
  Accumulation units outstanding
  at the end of period                      829             310             310             310            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(512)

  Accumulation unit value:
    Beginning of period                    $16.50          $14.41          $14.05         $12.99           N/A
    End of period                          $15.08          $16.50          $14.41         $14.05           N/A
  Accumulation units outstanding
  at the end of period                     4,126           2,670           1,889            337            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.67           N/A             N/A            N/A
    End of period                          $11.59          $12.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,478           5,050            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.08          $15.87         $13.83           N/A
    End of period                          $15.79          $15.90          $15.08         $15.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,830            845            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1015)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.87           N/A             N/A            N/A
    End of period                          $11.55          $11.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,682           4,552            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.21            N/A             N/A             N/A            N/A
    End of period                          $5.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,338            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                    $16.28          $12.83          $13.88         $13.51           N/A
    End of period                          $17.09          $16.28          $12.83         $13.88           N/A
  Accumulation units outstanding
  at the end of period                       -             2,955            866             866            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $10.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,618           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1105)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.52           N/A             N/A            N/A
    End of period                          $11.03          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,022            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $13.83           N/A             N/A             N/A            N/A
    End of period                          $11.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      358             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(464)

  Accumulation unit value:
    Beginning of period                    $22.71          $16.55          $15.33         $12.30          $11.73
    End of period                          $24.16          $22.71          $16.55         $15.33          $12.30
  Accumulation units outstanding
  at the end of period                       -             8,438           2,265           2,224           372

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(653)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.03          $10.46         $10.11           N/A
    End of period                          $12.12          $11.49          $11.03         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     1,766           2,340           2,341           1,206           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,374            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(776)

  Accumulation unit value:
    Beginning of period                    $18.27          $14.84          $13.62           N/A            N/A
    End of period                          $19.77          $18.27          $14.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      574             394             110             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(812)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $10.42           N/A            N/A
    End of period                          $13.68          $13.76          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     92,368          39,426          32,016           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.10           N/A             N/A             N/A            N/A
    End of period                          $11.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,173            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(1178)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.54           N/A             N/A            N/A
    End of period                          $12.20          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              548             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(1178)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.20           N/A             N/A             N/A            N/A
    End of period                          $12.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,241            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(729)

  Accumulation unit value:
    Beginning of period                    $26.80          $22.64          $16.88         $16.94           N/A
    End of period                          $35.54          $26.80          $22.64         $16.88           N/A
  Accumulation units outstanding
  at the end of period                     1,900           2,178           1,107            410            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                    $17.87          $17.43          $12.96         $11.40           N/A
    End of period                          $18.37          $17.87          $17.43         $12.96           N/A
  Accumulation units outstanding
  at the end of period                       -             2,759           1,026           1,026           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1015)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.54           N/A             N/A            N/A
    End of period                          $15.71          $14.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      656             311             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.57          $10.25           N/A            N/A
    End of period                          $12.26          $11.92          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,672            452             590             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.16           N/A             N/A             N/A            N/A
    End of period                          $17.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,843            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(464)

  Accumulation unit value:
    Beginning of period                    $19.99          $18.36          $17.22         $15.65          $15.96
    End of period                          $17.27          $19.99          $18.36         $17.22          $15.65
  Accumulation units outstanding
  at the end of period                       -               -             2,965           2,156           273

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1015)

  Accumulation unit value:
    Beginning of period                    $15.24          $14.33           N/A             N/A            N/A
    End of period                          $14.62          $15.24           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      210             211             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.29            N/A             N/A             N/A            N/A
    End of period                          $6.71            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,825            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(1071)

  Accumulation unit value:
    Beginning of period                    $14.94          $15.28           N/A             N/A            N/A
    End of period                          $17.58          $14.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,923            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.68           N/A             N/A             N/A            N/A
    End of period                          $17.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,715            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(776)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.91          $11.19           N/A            N/A
    End of period                          $14.21          $13.09          $11.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,668           9,723           30,004           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(845)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.37          $10.91           N/A            N/A
    End of period                          $14.78          $14.18          $12.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,559           3,640           3,913            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(620)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.59           $8.03           $7.43           N/A
    End of period                          $9.53           $8.83           $8.59           $8.03           N/A
  Accumulation units outstanding
  at the end of period                       -             5,528           5,507           5,018           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,250            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(512)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.45          $13.41         $13.21           N/A
    End of period                          $14.48          $13.64          $13.45         $13.41           N/A
  Accumulation units outstanding
  at the end of period                     18,845          7,359           2,612           1,440           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.76           N/A
    End of period                           N/A             N/A             N/A           $15.16           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.52          $12.56         $12.23           N/A
    End of period                          $13.15          $13.57          $12.52         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     8,447            600             621             368            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(512)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.21           N/A
    End of period                           N/A             N/A             N/A           $10.09           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.95          $12.18         $11.21           N/A
    End of period                          $15.70          $14.67          $12.95         $12.18           N/A
  Accumulation units outstanding
  at the end of period                     1,044           1,044           1,045           1,046           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.50           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,078           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(493)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.06          $12.40         $11.53           N/A
    End of period                          $15.57          $14.62          $13.06         $12.40           N/A
  Accumulation units outstanding
  at the end of period                     33,532          34,507          44,020         56,762           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(493)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(827)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.80          $10.25           N/A            N/A
    End of period                          $12.34          $11.68          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     80,540          50,581          9,806            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(492)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.63          $12.11         $11.39           N/A
    End of period                          $14.79          $13.89          $12.63         $12.11           N/A
  Accumulation units outstanding
  at the end of period                     60,381          56,012          47,421         35,791           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(512)

  Accumulation unit value:
    Beginning of period                    $25.01          $22.45          $21.74         $20.36           N/A
    End of period                          $26.35          $25.01          $22.45         $21.74           N/A
  Accumulation units outstanding
  at the end of period                     5,331           1,097           1,154            492            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1056)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.70           N/A             N/A            N/A
    End of period                          $12.23          $11.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1056)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1184)

  Accumulation unit value:
    Beginning of period                    $20.39          $19.85           N/A             N/A            N/A
    End of period                          $21.56          $20.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,433           2,095            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1105)

  Accumulation unit value:
    Beginning of period                    $28.23          $25.14           N/A             N/A            N/A
    End of period                          $30.46          $28.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,744            488             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(653)

  Accumulation unit value:
    Beginning of period                    $37.01          $35.35          $31.61         $27.33           N/A
    End of period                          $42.52          $37.01          $35.35         $31.61           N/A
  Accumulation units outstanding
  at the end of period                     1,719           1,409           1,086            244            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(701)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.38          $12.86         $12.16           N/A
    End of period                          $15.56          $15.74          $13.38         $12.86           N/A
  Accumulation units outstanding
  at the end of period                     2,345           1,702           1,702           1,703           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(348)

  Accumulation unit value:
    Beginning of period                    $16.59          $13.81          $12.72         $11.16          $9.62
    End of period                          $17.85          $16.59          $13.81         $12.72          $11.16
  Accumulation units outstanding
  at the end of period                     7,153           5,132           3,120           1,943           278

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.20          $11.54          $10.97         $10.97           N/A
    End of period                          $13.84          $12.20          $11.54         $10.97           N/A
  Accumulation units outstanding
  at the end of period                     8,024           8,046           7,891             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(415)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.31          $8.69
    End of period                           N/A             N/A             N/A            $9.09          $9.31
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(415)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.55          $10.39           N/A            N/A
    End of period                          $12.86          $15.44          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,728          15,227          10,893           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(395)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.70         $11.17          $10.37
    End of period                          $15.24          $13.96          $12.44         $11.70          $11.17
  Accumulation units outstanding
  at the end of period                     5,877           6,605           7,776           1,277           260

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(395)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(938)

  Accumulation unit value:
    Beginning of period                    $18.70          $18.18          $17.27           N/A            N/A
    End of period                          $20.28          $18.70          $18.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,030            627             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(729)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.70          $9.91           $9.79           N/A
    End of period                          $12.29          $11.62          $10.70          $9.91           N/A
  Accumulation units outstanding
  at the end of period                     9,176           10,838          11,002           511            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(766)

  Accumulation unit value:
    Beginning of period                    $24.31          $21.88          $20.93           N/A            N/A
    End of period                          $28.74          $24.31          $21.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,279           1,339           1,404            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(709)

  Accumulation unit value:
    Beginning of period                    $25.93          $25.29          $24.65         $23.44           N/A
    End of period                          $27.89          $25.93          $25.29         $24.65           N/A
  Accumulation units outstanding
  at the end of period                     3,274           3,680           3,467            531            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.27           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,756            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(866)

  Accumulation unit value:
    Beginning of period                    $18.25          $16.57          $16.03           N/A            N/A
    End of period                          $17.99          $18.25          $16.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,227           1,332           1,401            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(758)

  Accumulation unit value:
    Beginning of period                    $22.03          $18.71          $17.96           N/A            N/A
    End of period                          $24.20          $22.03          $18.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,319           3,859           3,621            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,107            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.16           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,160           6,951            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(864)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.57           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,252          10,049          9,535            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(864)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(382)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.69          $17.58         $16.78          $15.87
    End of period                          $19.03          $18.15          $17.69         $17.58          $16.78
  Accumulation units outstanding
  at the end of period                     16,552          17,349          18,940          3,782            -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $11.13           N/A            N/A
    End of period                          $12.85          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,847           3,704           2,488            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $15.10          $11.67          $10.05          $8.36          $6.40
    End of period                          $16.58          $15.10          $11.67         $10.05          $8.36
  Accumulation units outstanding
  at the end of period                     14,609          16,400          12,408           741             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(348)

  Accumulation unit value:
    Beginning of period                    $22.67          $20.63          $19.83         $17.14          $15.01
    End of period                          $23.98          $22.67          $20.63         $19.83          $17.14
  Accumulation units outstanding
  at the end of period                     1,227            182             718             277             -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.76          $14.71         $14.45          $14.13
    End of period                          $15.57          $14.94          $14.76         $14.71          $14.45
  Accumulation units outstanding
  at the end of period                     2,248           2,401           2,666           2,857            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.13           N/A             N/A            N/A
    End of period                          $14.01          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,168           1,728            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(363)

  Accumulation unit value:
    Beginning of period                    $19.82          $17.65          $16.55         $13.54          $11.93
    End of period                          $18.92          $19.82          $17.65         $16.55          $13.54
  Accumulation units outstanding
  at the end of period                     12,276          13,537          13,409           863             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(338)

  Accumulation unit value:
    Beginning of period                    $16.50          $14.41          $14.05         $12.42          $10.08
    End of period                          $15.07          $16.50          $14.41         $14.05          $12.42
  Accumulation units outstanding
  at the end of period                     8,914           8,863           8,656            837             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.66           N/A             N/A            N/A
    End of period                          $11.58          $12.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,646          73,109           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                    $15.90          $15.08          $15.87         $13.27          $9.87
    End of period                          $15.79          $15.90          $15.08         $15.87          $13.27
  Accumulation units outstanding
  at the end of period                       -               -             43,262          8,889          2,371

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $10.92         $10.57           N/A
    End of period                          $11.55          $11.07          $10.90         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     34,142          29,105          26,159         12,836           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(734)

  Accumulation unit value:
    Beginning of period                    $5.83           $4.37           $4.42           $4.44           N/A
    End of period                          $5.96           $5.83           $4.37           $4.42           N/A
  Accumulation units outstanding
  at the end of period                     2,102           2,103           1,763            14             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(743)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.10          $10.34           N/A            N/A
    End of period                          $10.15          $11.23          $10.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                      413             365            10,659           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                    $16.28          $12.83          $13.87         $13.74          $10.70
    End of period                          $17.08          $16.28          $12.83         $13.87          $13.74
  Accumulation units outstanding
  at the end of period                       -             30,301          40,791         12,083          4,506

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $10.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,274            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1014)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.07           N/A             N/A            N/A
    End of period                          $11.03          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             13,220           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1014)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(766)

  Accumulation unit value:
    Beginning of period                    $9.42           $8.22           $8.06            N/A            N/A
    End of period                          $9.58           $9.42           $8.22            N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,252          10,349          10,055           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(734)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.23          $11.76         $11.75           N/A
    End of period                          $11.53          $14.23          $12.23         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     10,267          5,428           6,419            26             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(422)

  Accumulation unit value:
    Beginning of period                    $22.70          $16.55          $15.33         $12.30          $11.56
    End of period                          $24.15          $22.70          $16.55         $15.33          $12.30
  Accumulation units outstanding
  at the end of period                       -             27,149          44,919         11,448            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.03          $10.46         $10.50           N/A
    End of period                          $12.11          $11.49          $11.03         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     19,035          31,236          73,991          6,406           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(628)

  Accumulation unit value:
    Beginning of period                    $18.27          $14.84          $13.36         $11.23           N/A
    End of period                          $19.76          $18.27          $14.84         $13.36           N/A
  Accumulation units outstanding
  at the end of period                     19,400          17,600          22,668          3,786           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $10.89          $9.68           N/A
    End of period                          $13.68          $13.76          $11.82         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    555,827         391,979         322,064         55,430           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1209)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.85           N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,228          10,716           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(727)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.52          $10.83         $10.71           N/A
    End of period                          $12.20          $10.78          $10.52         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -             24,758          20,569           790            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(727)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.20           N/A             N/A             N/A            N/A
    End of period                          $12.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,307           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.92           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,117            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $26.80          $22.63          $16.88         $13.98           N/A
    End of period                          $35.53          $26.80          $22.63         $16.88           N/A
  Accumulation units outstanding
  at the end of period                     24,835          27,026          25,319          1,916           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(363)

  Accumulation unit value:
    Beginning of period                    $17.86          $17.43          $12.96         $11.21          $10.31
    End of period                          $18.36          $17.86          $17.43         $12.96          $11.21
  Accumulation units outstanding
  at the end of period                       -             31,252          37,312          7,094            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(387)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.87          $12.64         $11.13          $9.47
    End of period                          $15.71          $14.92          $13.87         $12.64          $11.13
  Accumulation units outstanding
  at the end of period                     9,707           10,959          21,760         17,656            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(387)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(375)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.57          $10.33          $9.57          $8.48
    End of period                          $12.25          $11.92          $10.57         $10.33          $9.57
  Accumulation units outstanding
  at the end of period                     51,778          55,482          83,800         29,595           278

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(375)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.15           N/A             N/A             N/A            N/A
    End of period                          $17.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,808            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(363)

  Accumulation unit value:
    Beginning of period                    $19.99          $18.35          $17.22         $15.65          $13.13
    End of period                          $17.26          $19.99          $18.35         $17.22          $15.65
  Accumulation units outstanding
  at the end of period                       -               -             25,795          6,095            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(387)

  Accumulation unit value:
    Beginning of period                    $15.24          $13.23          $12.95         $11.25          $9.34
    End of period                          $14.62          $15.24          $13.23         $12.95          $11.25
  Accumulation units outstanding
  at the end of period                     8,901           7,896           9,574           5,231            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(387)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(709)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.58           $5.55           $5.40           N/A
    End of period                          $6.71           $5.98           $5.58           $5.55           N/A
  Accumulation units outstanding
  at the end of period                     18,433          19,639          21,101          1,436           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(702)

  Accumulation unit value:
    Beginning of period                    $14.94          $15.47          $11.36         $10.53           N/A
    End of period                          $17.57          $14.94          $15.47         $11.36           N/A
  Accumulation units outstanding
  at the end of period                       -             95,679          58,750          4,584           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.68           N/A             N/A             N/A            N/A
    End of period                          $17.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    101,853           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(728)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.91          $11.06         $10.85           N/A
    End of period                          $14.21          $13.09          $11.91         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     32,396          33,972          40,184           231            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(562)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.37          $11.09          $9.92           N/A
    End of period                          $14.77          $14.18          $12.37         $11.09           N/A
  Accumulation units outstanding
  at the end of period                     26,842          27,401          22,598          2,137           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(348)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.59           $8.03           $7.86          $7.48
    End of period                          $9.52           $8.83           $8.59           $8.03          $7.86
  Accumulation units outstanding
  at the end of period                       -              482             350             350            350

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(319)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.45          $13.41         $13.09          $13.07
    End of period                          $14.47          $13.64          $13.45         $13.41          $13.09
  Accumulation units outstanding
  at the end of period                     27,995          26,338          26,257          4,663          2,058

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(729)

  Accumulation unit value:
    Beginning of period                    $22.65          $20.32          $19.06         $18.71           N/A
    End of period                          $20.59          $22.65          $20.32         $19.06           N/A
  Accumulation units outstanding
  at the end of period                      735             744             536             374            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(319)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $15.15          $13.70
    End of period                           N/A             N/A             N/A           $15.15          $14.72
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,785

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.52          $12.56         $12.22           N/A
    End of period                          $13.14          $13.56          $12.52         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     8,796           12,623          13,127          6,044           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(338)

  Accumulation unit value:
    Beginning of period                    $21.32          $19.24          $18.71         $17.39          $15.33
    End of period                          $19.72          $21.32          $19.24         $18.71          $17.39
  Accumulation units outstanding
  at the end of period                     5,216           5,194           4,640           1,790          1,321

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(382)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.10           $7.37           $6.34          $5.63
    End of period                          $8.16           $8.39           $8.10           $7.37          $6.34
  Accumulation units outstanding
  at the end of period                       -             1,711           2,376            408             -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(434)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.17          $9.69
    End of period                           N/A             N/A             N/A           $10.31          $10.17
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(356)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.94          $8.64
    End of period                           N/A             N/A             N/A           $10.08          $9.94
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(461)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.95          $12.18         $11.03          $10.52
    End of period                          $15.69          $14.67          $12.95         $12.18          $11.03
  Accumulation units outstanding
  at the end of period                     4,063           4,344           4,389           2,120            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(461)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30          $9.96           N/A
    End of period                          $11.53          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     26,091          15,070          14,901          9,715           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(379)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.06          $12.40         $11.35          $10.34
    End of period                          $15.57          $14.61          $13.06         $12.40          $11.35
  Accumulation units outstanding
  at the end of period                     85,455          97,185          99,041         21,249            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(379)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(721)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.80          $10.49         $10.32           N/A
    End of period                          $12.33          $11.68          $10.80         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     28,696          32,703          32,916          2,403           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(332)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.63          $12.11         $11.27          $10.16
    End of period                          $14.79          $13.89          $12.63         $12.11          $11.27
  Accumulation units outstanding
  at the end of period                    201,063         234,024         136,619         22,800            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(422)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.64          $9.73
    End of period                           N/A             N/A             N/A           $10.84          $10.64
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(422)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                    $24.99          $22.43          $21.73         $20.00          $18.25
    End of period                          $26.33          $24.99          $22.43         $21.73          $20.00
  Accumulation units outstanding
  at the end of period                     4,764           4,761           4,374            980           1,580

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(643)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.63          $11.55         $11.58           N/A
    End of period                          $12.23          $11.91          $11.63         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     6,527           12,575          7,607           1,212           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(643)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(725)

  Accumulation unit value:
    Beginning of period                    $20.39          $17.20          $16.22         $16.01           N/A
    End of period                          $21.55          $20.39          $17.20         $16.22           N/A
  Accumulation units outstanding
  at the end of period                     4,380           4,319           4,313            740            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(725)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(338)

  Accumulation unit value:
    Beginning of period                    $28.21          $25.31          $24.34         $22.60          $19.67
    End of period                          $30.45          $28.21          $25.31         $24.34          $22.60
  Accumulation units outstanding
  at the end of period                     2,752           1,653           1,718            659            264

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(395)

  Accumulation unit value:
    Beginning of period                    $36.99          $35.34          $31.60         $27.31          $25.03
    End of period                          $42.50          $36.99          $35.34         $31.60          $27.31
  Accumulation units outstanding
  at the end of period                     7,756           7,818           7,022            891            216

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(395)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(348)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.38          $12.85         $11.38          $9.86
    End of period                          $15.55          $15.74          $13.38         $12.85          $11.38
  Accumulation units outstanding
  at the end of period                     14,614          14,900          23,326         13,757          2,592

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(507)

  Accumulation unit value:
    Beginning of period                    $16.55          $13.78          $12.70         $11.36           N/A
    End of period                          $17.80          $16.55          $13.78         $12.70           N/A
  Accumulation units outstanding
  at the end of period                     17,626          18,307          2,784            907            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(519)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.53          $10.97         $10.35           N/A
    End of period                          $13.82          $12.18          $11.53         $10.97           N/A
  Accumulation units outstanding
  at the end of period                     15,216          14,761          14,906          7,335           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(515)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.58           N/A
    End of period                           N/A             N/A             N/A            $9.09           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $15.43          $11.54          $10.39           N/A            N/A
    End of period                          $12.85          $15.43          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,808          11,261          3,315            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(519)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.43          $11.70         $11.50           N/A
    End of period                          $15.22          $13.95          $12.43         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     17,197          15,889          13,085          5,955           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(444)

  Accumulation unit value:
    Beginning of period                    $18.66          $18.14          $16.48         $16.01          $15.29
    End of period                          $20.23          $18.66          $18.14         $16.48          $16.01
  Accumulation units outstanding
  at the end of period                       -             4,674           5,083           2,551          1,213

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.52           $9.10           N/A
    End of period                           N/A             N/A            $8.64           $9.52           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              821            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(515)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.69          $9.90           $9.41           N/A
    End of period                          $12.27          $11.60          $10.69          $9.90           N/A
  Accumulation units outstanding
  at the end of period                     27,733          15,375          13,637          3,803           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(893)

  Accumulation unit value:
    Beginning of period                    $24.25          $21.84          $20.97           N/A            N/A
    End of period                          $28.67          $24.25          $21.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,967           2,862           2,862            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(893)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(559)

  Accumulation unit value:
    Beginning of period                    $25.87          $25.23          $24.60         $23.62           N/A
    End of period                          $27.82          $25.87          $25.23         $24.60           N/A
  Accumulation units outstanding
  at the end of period                     6,297           2,922           1,902            596            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.29           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    193,047           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      306             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(511)

  Accumulation unit value:
    Beginning of period                    $18.21          $16.54          $16.33         $16.01           N/A
    End of period                          $17.95          $18.21          $16.54         $16.33           N/A
  Accumulation units outstanding
  at the end of period                     13,582          14,134          14,750          6,700           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(511)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(444)

  Accumulation unit value:
    Beginning of period                    $21.98          $18.68          $18.59         $15.97          $15.49
    End of period                          $24.15          $21.98          $18.68         $18.59          $15.97
  Accumulation units outstanding
  at the end of period                     9,542           10,295          7,749           3,061           598

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(444)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     85,257           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,581           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.24           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    224,022          7,956            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.73            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,569            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.89           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,405           2,393           1,353            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(540)

  Accumulation unit value:
    Beginning of period                    $18.11          $17.65          $17.55         $16.97           N/A
    End of period                          $18.99          $18.11          $17.65         $17.55           N/A
  Accumulation units outstanding
  at the end of period                     19,568          17,344          10,429         17,776           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1023)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.70           N/A             N/A            N/A
    End of period                          $12.84          $12.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,080          2,300            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1023)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1180)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.11           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,097           1,041            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1180)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(431)

  Accumulation unit value:
    Beginning of period                    $15.08          $11.66          $10.03          $8.36          $7.62
    End of period                          $16.55          $15.08          $11.66         $10.03          $8.36
  Accumulation units outstanding
  at the end of period                     76,002          54,732          12,842          7,644          2,093

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(770)

  Accumulation unit value:
    Beginning of period                    $22.61          $20.59          $19.20           N/A            N/A
    End of period                          $23.92          $22.61          $20.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,431          1,851           1,231            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(770)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $14.90          $14.72          $14.68         $14.42          $14.33
    End of period                          $15.53          $14.90          $14.72         $14.68          $14.42
  Accumulation units outstanding
  at the end of period                     11,097          8,375           7,393           3,107            75

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1132)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.03            N/A             N/A            N/A
    End of period                          $14.01          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,425          8,990            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1132)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(441)

  Accumulation unit value:
    Beginning of period                    $19.79          $17.62          $16.53         $13.52          $12.68
    End of period                          $18.88          $19.79          $17.62         $16.53          $13.52
  Accumulation units outstanding
  at the end of period                     19,582          19,078          14,935          5,802          2,785

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(441)

  Accumulation unit value:
    Beginning of period                    $16.47          $14.39          $14.03         $12.41          $11.39
    End of period                          $15.04          $16.47          $14.39         $14.03          $12.41
  Accumulation units outstanding
  at the end of period                     8,294           11,317          9,159           5,278           814

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1391)

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,588            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1391)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.65           N/A             N/A            N/A
    End of period                          $11.56          $12.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     71,863         188,956           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                    $15.88          $15.07          $15.86         $13.27          $11.95
    End of period                          $15.77          $15.88          $15.07         $15.86          $13.27
  Accumulation units outstanding
  at the end of period                       -               -             88,537         39,907          2,777

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.89          $10.91         $10.96           N/A
    End of period                          $11.54          $11.06          $10.89         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     72,024          41,877          32,828         21,588           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(588)

  Accumulation unit value:
    Beginning of period                    $5.82           $4.37           $4.41           $3.89           N/A
    End of period                          $5.95           $5.82           $4.37           $4.41           N/A
  Accumulation units outstanding
  at the end of period                     77,996          11,740          3,802            377            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1104)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.18           N/A             N/A            N/A
    End of period                          $10.13          $11.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,809             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                    $16.26          $12.82          $13.87         $13.73          $12.44
    End of period                          $17.07          $16.26          $12.82         $13.87          $13.73
  Accumulation units outstanding
  at the end of period                       -            108,870         119,591         51,951          1,059

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.01           N/A             N/A             N/A            N/A
    End of period                          $10.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    114,232           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.78          $9.94            N/A             N/A            N/A
    End of period                          $11.03          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -            131,861           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                    $9.40           $8.21           $8.04           $7.37          $7.03
    End of period                          $9.56           $9.40           $8.21           $8.04          $7.37
  Accumulation units outstanding
  at the end of period                     40,992          27,818          26,318         10,530          5,277

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(516)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.22          $11.75         $11.12           N/A
    End of period                          $11.51          $14.22          $12.22         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     17,001          6,210           1,924           1,661           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(447)

  Accumulation unit value:
    Beginning of period                    $22.68          $16.54          $15.32         $12.30          $12.02
    End of period                          $24.13          $22.68          $16.54         $15.32          $12.30
  Accumulation units outstanding
  at the end of period                       -             83,999          49,768         30,090          2,320

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(516)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.02          $10.45         $10.78           N/A
    End of period                          $12.09          $11.47          $11.02         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     16,460          12,450          4,750           3,115           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $18.25          $14.83          $13.35         $11.40          $10.48
    End of period                          $19.74          $18.25          $14.83         $13.35          $11.40
  Accumulation units outstanding
  at the end of period                     62,427          29,085          19,262         19,464           925

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.81          $10.89          $9.87           N/A
    End of period                          $13.67          $13.76          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    908,222         380,815          99,788           834            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.15            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    132,333          5,211            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(815)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.51          $9.43            N/A            N/A
    End of period                          $12.19          $10.77          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,360           1,773            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.19           N/A             N/A             N/A            N/A
    End of period                          $12.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,478           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1354)

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,952           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1354)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(516)

  Accumulation unit value:
    Beginning of period                    $26.76          $22.61          $16.86         $13.50           N/A
    End of period                          $35.48          $26.76          $22.61         $16.86           N/A
  Accumulation units outstanding
  at the end of period                     33,904          23,912          13,693          3,152           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(516)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                    $17.85          $17.42          $12.95         $11.21          $10.41
    End of period                          $18.35          $17.85          $17.42         $12.95          $11.21
  Accumulation units outstanding
  at the end of period                       -            130,680          91,775         44,143          5,034

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,797            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1108)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.45            N/A             N/A            N/A
    End of period                          $10.88          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,201            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1108)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.86          $12.63         $11.13          $10.72
    End of period                          $15.69          $14.90          $13.86         $12.63          $11.13
  Accumulation units outstanding
  at the end of period                     34,958          27,052          19,816         16,875          1,796

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.56          $10.32          $9.57          $9.07
    End of period                          $12.24          $11.91          $10.56         $10.32          $9.57
  Accumulation units outstanding
  at the end of period                    123,775          96,454          75,470         46,136          3,208

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,024           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.12           N/A             N/A             N/A            N/A
    End of period                          $17.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,045           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(464)

  Accumulation unit value:
    Beginning of period                    $19.97          $18.34          $17.21         $15.65          $15.96
    End of period                          $17.25          $19.97          $18.34         $17.21          $15.65
  Accumulation units outstanding
  at the end of period                       -               -             38,795         14,195          1,509

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(464)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.22          $12.94         $11.25          $10.91
    End of period                          $14.60          $15.22          $13.22         $12.94          $11.25
  Accumulation units outstanding
  at the end of period                     30,002          21,378          15,623         15,804           646

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(447)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(562)

  Accumulation unit value:
    Beginning of period                    $5.97           $5.57           $5.55           $5.36           N/A
    End of period                          $6.70           $5.97           $5.57           $5.55           N/A
  Accumulation units outstanding
  at the end of period                     7,834           5,887           3,131            770            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(714)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.47          $11.35         $10.80           N/A
    End of period                          $17.56          $14.93          $15.47         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -            426,410         202,491         50,786           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.67           N/A             N/A             N/A            N/A
    End of period                          $17.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    395,644           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(757)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $10.77           N/A            N/A
    End of period                          $14.20          $13.08          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,527          16,061          6,191            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(471)

  Accumulation unit value:
    Beginning of period                    $14.16          $12.35          $11.08          $9.59          $9.11
    End of period                          $14.75          $14.16          $12.35         $11.08          $9.59
  Accumulation units outstanding
  at the end of period                     18,581          30,828          14,390          7,901          1,629

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(559)

  Accumulation unit value:
    Beginning of period                    $8.82           $8.58           $8.02           $7.99           N/A
    End of period                          $9.51           $8.82           $8.58           $8.02           N/A
  Accumulation units outstanding
  at the end of period                       -             4,345           4,754           2,460           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.06           N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,234            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(431)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.42          $13.39         $13.08          $12.99
    End of period                          $14.44          $13.61          $13.42         $13.39          $13.08
  Accumulation units outstanding
  at the end of period                     58,776          83,316          57,975         31,709           838

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1041)

  Accumulation unit value:
    Beginning of period                    $22.60          $21.03           N/A             N/A            N/A
    End of period                          $20.54          $22.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      340             360             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(441)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.69          $14.25
    End of period                           N/A             N/A             N/A           $15.12          $14.69
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             651

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.54          $12.50          $12.54         $12.21           N/A
    End of period                          $13.12          $13.54          $12.50         $12.54           N/A
  Accumulation units outstanding
  at the end of period                     20,842          25,962          22,477         12,330           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(519)

  Accumulation unit value:
    Beginning of period                    $21.27          $19.20          $18.68         $17.89           N/A
    End of period                          $19.67          $21.27          $19.20         $18.68           N/A
  Accumulation units outstanding
  at the end of period                     5,491           5,524           6,295           4,135           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                    $8.38           $8.09           $7.36           $6.98           N/A
    End of period                          $8.15           $8.38           $8.09           $7.36           N/A
  Accumulation units outstanding
  at the end of period                       -             12,329          12,567           719            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division(1470)

  Accumulation unit value:
    Beginning of period                    $9.91            N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      275             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division(1470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.33           N/A
    End of period                           N/A             N/A             N/A           $10.31           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91           N/A
    End of period                           N/A             N/A             N/A           $10.02           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(631)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.92           N/A
    End of period                           N/A             N/A             N/A           $10.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $10.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,482            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.50           N/A
    End of period                           N/A             N/A             N/A           $10.33           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(490)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.08           N/A
    End of period                           N/A             N/A             N/A           $10.07           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $14.64          $12.93          $12.16         $11.02          $10.44
    End of period                          $15.67          $14.64          $12.93         $12.16          $11.02
  Accumulation units outstanding
  at the end of period                     91,843         112,173         107,849         110,786           51

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.47          $10.30         $10.18           N/A
    End of period                          $11.53          $11.07          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     32,245          13,950          12,710          9,671           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(431)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.04          $12.38         $11.34          $10.82
    End of period                          $15.54          $14.59          $13.04         $12.38          $11.34
  Accumulation units outstanding
  at the end of period                    248,762         260,266         248,243         222,020         5,444

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.79          $10.49         $10.26           N/A
    End of period                          $12.33          $11.68          $10.79         $10.49           N/A
  Accumulation units outstanding
  at the end of period                    197,248          64,758          9,533           1,315           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(431)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.61          $12.09         $11.26          $10.80
    End of period                          $14.76          $13.86          $12.61         $12.09          $11.26
  Accumulation units outstanding
  at the end of period                    226,936         264,256         125,615         94,827            99

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(431)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,051            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(517)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.11           N/A
    End of period                           N/A             N/A             N/A           $10.83           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(517)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(471)

  Accumulation unit value:
    Beginning of period                    $24.94          $22.39          $21.69         $19.96          $19.36
    End of period                          $26.27          $24.94          $22.39         $21.69          $19.96
  Accumulation units outstanding
  at the end of period                     15,223          11,486          10,976          8,642           639

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(471)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(536)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.60          $11.53         $11.63           N/A
    End of period                          $12.20          $11.88          $11.60         $11.53           N/A
  Accumulation units outstanding
  at the end of period                    164,387         137,357          24,726         13,077           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                    $20.37          $17.19          $16.22         $14.42          $13.56
    End of period                          $21.53          $20.37          $17.19         $16.22          $14.42
  Accumulation units outstanding
  at the end of period                     34,677          12,272          11,565          7,048           971

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $28.14          $25.26          $24.29         $22.56          $21.30
    End of period                          $30.37          $28.14          $25.26         $24.29          $22.56
  Accumulation units outstanding
  at the end of period                     13,366          11,560          11,595          4,579           508

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(450)

  Accumulation unit value:
    Beginning of period                    $36.91          $35.26          $31.54         $27.26          $26.59
    End of period                          $42.39          $36.91          $35.26         $31.54          $27.26
  Accumulation units outstanding
  at the end of period                     46,319          10,504          7,176           3,264           124

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(441)

  Accumulation unit value:
    Beginning of period                    $15.71          $13.36          $12.84         $11.37          $10.37
    End of period                          $15.53          $15.71          $13.36         $12.84          $11.37
  Accumulation units outstanding
  at the end of period                     40,596          33,548          43,563         24,485          1,333

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(960)

  Accumulation unit value:
    Beginning of period                    $16.50          $13.74          $13.35           N/A            N/A
    End of period                          $17.75          $16.50          $13.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,802           10,337          11,089           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.51          $10.49           N/A            N/A
    End of period                          $13.80          $12.17          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                      949             571             695             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $10.43           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,278           2,211             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(793)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.42          $11.31           N/A            N/A
    End of period                          $15.20          $13.93          $12.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,164           4,253           1,799            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(945)

  Accumulation unit value:
    Beginning of period                    $18.61          $18.09          $17.45           N/A            N/A
    End of period                          $20.17          $18.61          $18.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              120             166             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.50           $9.17           N/A
    End of period                           N/A             N/A            $8.61           $9.50           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              55             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(592)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.67          $9.89           $9.10           N/A
    End of period                          $12.25          $11.58          $10.67          $9.89           N/A
  Accumulation units outstanding
  at the end of period                     1,289           1,691           3,194           2,640           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(774)

  Accumulation unit value:
    Beginning of period                    $24.18          $21.78          $21.09           N/A            N/A
    End of period                          $28.58          $24.18          $21.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,432            133             133             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(774)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.84           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,733            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(945)

  Accumulation unit value:
    Beginning of period                    $18.17          $16.50          $15.94           N/A            N/A
    End of period                          $17.90          $18.17          $16.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              483             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1064)

  Accumulation unit value:
    Beginning of period                    $21.93          $21.97           N/A             N/A            N/A
    End of period                          $24.08          $21.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      325              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    106,276           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      464             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.91            N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     74,217          19,395           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,061            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.84           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       4               -             1,015            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(697)

  Accumulation unit value:
    Beginning of period                    $18.05          $17.60          $17.51         $17.25           N/A
    End of period                          $18.93          $18.05          $17.60         $17.51           N/A
  Accumulation units outstanding
  at the end of period                     4,484           1,000           2,130             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $11.08           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,952           2,727            987             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,506             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(758)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.63          $9.89            N/A            N/A
    End of period                          $16.50          $15.04          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,871           3,272           1,188            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(945)

  Accumulation unit value:
    Beginning of period                    $22.55          $20.54          $19.94           N/A            N/A
    End of period                          $23.85          $22.55          $20.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,952             -              145             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(651)

  Accumulation unit value:
    Beginning of period                    $14.86          $14.69          $14.64         $14.50           N/A
    End of period                          $15.48          $14.86          $14.69         $14.64           N/A
  Accumulation units outstanding
  at the end of period                     1,256           3,374           1,404            738            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(651)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1194)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.17           N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,202            285             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1194)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(623)

  Accumulation unit value:
    Beginning of period                    $19.74          $17.59          $16.50         $14.25           N/A
    End of period                          $18.84          $19.74          $17.59         $16.50           N/A
  Accumulation units outstanding
  at the end of period                      628             729             672             684            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(793)

  Accumulation unit value:
    Beginning of period                    $16.43          $14.36          $13.59           N/A            N/A
    End of period                          $15.00          $16.43          $14.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,803           8,621           6,760            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,867            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.63           N/A             N/A            N/A
    End of period                          $11.54          $12.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     51,109          51,852           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(624)

  Accumulation unit value:
    Beginning of period                    $15.87          $15.05          $15.85         $13.78           N/A
    End of period                          $15.75          $15.87          $15.05         $15.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -             39,180         27,860           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(664)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.88          $10.90         $10.89           N/A
    End of period                          $11.52          $11.05          $10.88         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     18,599          17,412          14,381          2,225           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(664)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1023)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.86            N/A             N/A            N/A
    End of period                          $5.94           $5.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,785           3,030            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1023)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1202)

  Accumulation unit value:
    Beginning of period                    $11.20          $11.07           N/A             N/A            N/A
    End of period                          $10.11          $11.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1202)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(590)

  Accumulation unit value:
    Beginning of period                    $16.25          $12.81          $13.86         $12.94           N/A
    End of period                          $17.04          $16.25          $12.81         $13.86           N/A
  Accumulation units outstanding
  at the end of period                       -             72,857          70,651         58,390           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $10.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,254           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1074)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.22           N/A             N/A            N/A
    End of period                          $11.02          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             53,466           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(623)

  Accumulation unit value:
    Beginning of period                    $9.39           $8.20           $8.03           $7.24           N/A
    End of period                          $9.54           $9.39           $8.20           $8.03           N/A
  Accumulation units outstanding
  at the end of period                     39,107          39,411          39,551          2,693           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                    $14.19          $12.20          $11.74         $11.01           N/A
    End of period                          $11.49          $14.19          $12.20         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     1,484           1,124            823              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(623)

  Accumulation unit value:
    Beginning of period                    $22.66          $16.52          $15.31         $12.75           N/A
    End of period                          $24.10          $22.66          $16.52         $15.31           N/A
  Accumulation units outstanding
  at the end of period                       -             46,353          44,370         30,028           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.00          $10.43         $10.26           N/A
    End of period                          $12.07          $11.45          $11.00         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     11,228          10,036          7,635           1,035           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,050            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(664)

  Accumulation unit value:
    Beginning of period                    $18.23          $14.81          $13.34         $11.60           N/A
    End of period                          $19.71          $18.23          $14.81         $13.34           N/A
  Accumulation units outstanding
  at the end of period                     21,359          17,447          15,297          2,259           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(664)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.81          $10.89         $10.56           N/A
    End of period                          $13.66          $13.75          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    631,137         199,391          14,423         12,581           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.52            N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,742          20,253           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(776)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.51          $9.83            N/A            N/A
    End of period                          $12.18          $10.77          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.18           N/A             N/A             N/A            N/A
    End of period                          $12.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,329            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1358)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,231            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1358)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(592)

  Accumulation unit value:
    Beginning of period                    $26.71          $22.57          $16.84         $13.77           N/A
    End of period                          $35.40          $26.71          $22.57         $16.84           N/A
  Accumulation units outstanding
  at the end of period                     7,817           22,825          3,875            92             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(624)

  Accumulation unit value:
    Beginning of period                    $17.83          $17.40          $12.95         $10.92           N/A
    End of period                          $18.32          $17.83          $17.40         $12.95           N/A
  Accumulation units outstanding
  at the end of period                       -             44,761          50,408         34,618           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      144             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1178)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.17           N/A             N/A            N/A
    End of period                          $10.87          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              170             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1178)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(650)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.85          $12.62         $11.07           N/A
    End of period                          $15.66          $14.88          $13.85         $12.62           N/A
  Accumulation units outstanding
  at the end of period                     25,835          23,570          19,785          1,918           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(634)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.55          $10.31          $9.23           N/A
    End of period                          $12.22          $11.89          $10.55         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    112,224         128,009          83,093         58,293           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1336)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,362            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.08           N/A             N/A             N/A            N/A
    End of period                          $17.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,484           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(624)

  Accumulation unit value:
    Beginning of period                    $19.95          $18.32          $17.20         $14.31           N/A
    End of period                          $17.22          $19.95          $18.32         $17.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -             36,247         26,762           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(623)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.21          $12.93         $10.97           N/A
    End of period                          $14.58          $15.20          $13.21         $12.93           N/A
  Accumulation units outstanding
  at the end of period                     27,377          23,300          18,996          2,694           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(650)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.56           $5.54           $4.82           N/A
    End of period                          $6.69           $5.96           $5.56           $5.54           N/A
  Accumulation units outstanding
  at the end of period                      193             194            2,254            212            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.46          $11.35         $10.31           N/A
    End of period                          $17.55          $14.92          $15.46         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             18,327          9,349           5,981           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.65           N/A             N/A             N/A            N/A
    End of period                          $17.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,685           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $10.37           N/A            N/A
    End of period                          $14.19          $13.08          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,257           3,831            946             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.34          $11.07          $9.64           N/A
    End of period                          $14.73          $14.14          $12.34         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     8,810           3,094           2,630           2,409           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(997)

  Accumulation unit value:
    Beginning of period                    $8.81           $8.87            N/A             N/A            N/A
    End of period                          $9.50           $8.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(997)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(592)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.40          $13.36         $12.86           N/A
    End of period                          $14.40          $13.58          $13.40         $13.36           N/A
  Accumulation units outstanding
  at the end of period                     13,196          10,751          7,300           1,000           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(992)

  Accumulation unit value:
    Beginning of period                    $22.53          $20.84           N/A             N/A            N/A
    End of period                          $20.48          $22.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.63           N/A
    End of period                           N/A             N/A             N/A           $15.09           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.51          $12.47          $12.52         $12.19           N/A
    End of period                          $13.09          $13.51          $12.47         $12.52           N/A
  Accumulation units outstanding
  at the end of period                     12,469          9,435           11,036          5,645           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(678)

  Accumulation unit value:
    Beginning of period                    $21.21          $19.15          $18.63         $17.46           N/A
    End of period                          $19.61          $21.21          $19.15         $18.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,224           1,224           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(960)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.08           $8.09            N/A            N/A
    End of period                          $8.13           $8.37           $8.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             19,542          18,290           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,609            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(623)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.72           N/A
    End of period                           N/A             N/A             N/A           $10.05           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.90          $12.14         $11.17           N/A
    End of period                          $15.63          $14.61          $12.90         $12.14           N/A
  Accumulation units outstanding
  at the end of period                     5,853            306             388             903            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.47          $10.30          $9.96           N/A
    End of period                          $11.52          $11.06          $10.47         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     28,314          3,205            683              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(668)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.01          $12.36         $11.30           N/A
    End of period                          $15.50          $14.55          $13.01         $12.36           N/A
  Accumulation units outstanding
  at the end of period                     10,335          1,837            381              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(771)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.79          $10.43           N/A            N/A
    End of period                          $12.32          $11.67          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,583          16,607          1,949            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(771)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(592)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.58          $12.07         $11.17           N/A
    End of period                          $14.72          $13.83          $12.58         $12.07           N/A
  Accumulation units outstanding
  at the end of period                     1,019            793             877             125            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(644)

  Accumulation unit value:
    Beginning of period                    $24.86          $22.33          $21.64         $20.13           N/A
    End of period                          $26.18          $24.86          $22.33         $21.64           N/A
  Accumulation units outstanding
  at the end of period                     17,322          9,026           10,435         12,528           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(644)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.57          $11.50         $11.53           N/A
    End of period                          $12.16          $11.85          $11.57         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     9,796           28,660          1,675           1,909           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(945)

  Accumulation unit value:
    Beginning of period                    $20.35          $17.17          $16.72           N/A            N/A
    End of period                          $21.50          $20.35          $17.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,125            210             288             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(644)

  Accumulation unit value:
    Beginning of period                    $28.06          $25.19          $24.23         $21.41           N/A
    End of period                          $30.27          $28.06          $25.19         $24.23           N/A
  Accumulation units outstanding
  at the end of period                     1,968           1,570           2,126           2,041           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(590)

  Accumulation unit value:
    Beginning of period                    $36.78          $35.15          $31.44         $28.33           N/A
    End of period                          $42.24          $36.78          $35.15         $31.44           N/A
  Accumulation units outstanding
  at the end of period                     4,490           4,318           1,023            18             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(590)

  Accumulation unit value:
    Beginning of period                    $15.69          $13.34          $12.83         $11.47           N/A
    End of period                          $15.50          $15.69          $13.34         $12.83           N/A
  Accumulation units outstanding
  at the end of period                     8,132           8,180           5,678           3,878           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(338)

  Accumulation unit value:
    Beginning of period                    $16.49          $13.73          $12.66         $11.11          $9.21
    End of period                          $17.74          $16.49          $13.73         $12.66          $11.11
  Accumulation units outstanding
  at the end of period                     1,572           1,573           1,428           1,786          1,733

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(486)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.96         $10.17          $10.17
    End of period                          $13.79          $12.16          $11.51         $10.96          $10.17
  Accumulation units outstanding
  at the end of period                     1,659           1,665           1,662           1,523          1,523

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(958)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $11.32           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,605           1,673             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(958)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.41          $11.69         $11.16          $10.81
    End of period                          $15.19          $13.92          $12.41         $11.69          $11.16
  Accumulation units outstanding
  at the end of period                     2,498           2,535           3,196           2,506          1,372

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $18.60          $18.09          $16.44         $15.97          $15.08
    End of period                          $20.16          $18.60          $18.09         $16.44          $15.97
  Accumulation units outstanding
  at the end of period                       -             1,259           2,111            918            983

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(325)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.67          $9.89           $9.23          $8.51
    End of period                          $12.24          $11.58          $10.67          $9.89          $9.23
  Accumulation units outstanding
  at the end of period                     5,831           5,860           6,221           1,827           342

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1003)

  Accumulation unit value:
    Beginning of period                    $24.16          $23.34           N/A             N/A            N/A
    End of period                          $28.56          $24.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      680             624             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1003)

  Accumulation unit value:
    Beginning of period                    $25.78          $25.96           N/A             N/A            N/A
    End of period                          $27.71          $25.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,343           1,177            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.09           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      699             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(862)

  Accumulation unit value:
    Beginning of period                    $18.16          $16.49          $15.73           N/A            N/A
    End of period                          $17.89          $18.16          $16.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      192             189             192             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(862)

  Accumulation unit value:
    Beginning of period                    $21.92          $18.63          $18.10           N/A            N/A
    End of period                          $24.07          $21.92          $18.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                      627             238              33             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,705           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1179)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.50           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,277           4,405            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1179)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.43           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      479             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.49           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      403             419             144             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(325)

  Accumulation unit value:
    Beginning of period                    $18.04          $17.59          $17.50         $16.71          $16.19
    End of period                          $18.92          $18.04          $17.59         $17.50          $16.71
  Accumulation units outstanding
  at the end of period                      312             471             566             447            447

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.75           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      959             707              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(958)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.63          $11.12           N/A            N/A
    End of period                          $16.49          $15.04          $11.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,151           2,690             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(958)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(332)

  Accumulation unit value:
    Beginning of period                    $22.53          $20.53          $19.73         $17.07          $13.86
    End of period                          $23.83          $22.53          $20.53         $19.73          $17.07
  Accumulation units outstanding
  at the end of period                     1,180            587             563             963            188

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(325)

  Accumulation unit value:
    Beginning of period                    $14.85          $14.68          $14.64         $14.39          $14.79
    End of period                          $15.47          $14.85          $14.68         $14.64          $14.39
  Accumulation units outstanding
  at the end of period                       73             240             430             370            370

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.41           N/A             N/A             N/A            N/A
    End of period                          $14.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      685             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(332)

  Accumulation unit value:
    Beginning of period                    $19.74          $17.58          $16.49         $13.50          $11.00
    End of period                          $18.83          $19.74          $17.58         $16.49          $13.50
  Accumulation units outstanding
  at the end of period                     3,552           5,815           4,379           2,007          1,387

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(456)

  Accumulation unit value:
    Beginning of period                    $16.42          $14.35          $14.00         $12.38          $11.73
    End of period                          $14.99          $16.42          $14.35         $14.00          $12.38
  Accumulation units outstanding
  at the end of period                     3,383           3,279           2,080           2,049          2,133

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.62           N/A             N/A            N/A
    End of period                          $11.53          $12.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,674          11,912           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                    $15.87          $15.05          $15.85         $13.26          $9.73
    End of period                          $15.74          $15.87          $15.05         $15.85          $13.26
  Accumulation units outstanding
  at the end of period                       -               -             12,460          7,138          6,030

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(590)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.88          $10.90         $10.55           N/A
    End of period                          $11.52          $11.05          $10.88         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     13,136          12,614          13,621          3,986           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.99            N/A             N/A            N/A
    End of period                          $5.94           $5.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,367           4,280            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                    $16.24          $12.80          $13.86         $13.73          $10.64
    End of period                          $17.04          $16.24          $12.80         $13.86          $13.73
  Accumulation units outstanding
  at the end of period                       -             8,571           11,085         11,510          6,232

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $10.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,689            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1192)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.51           N/A             N/A            N/A
    End of period                          $11.02          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,132            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1192)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(332)

  Accumulation unit value:
    Beginning of period                    $9.38           $8.20           $8.02           $7.36          $6.15
    End of period                          $9.54           $9.38           $8.20           $8.02          $7.36
  Accumulation units outstanding
  at the end of period                     5,028           5,358           4,637           4,327          3,743

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $14.29           N/A             N/A             N/A            N/A
    End of period                          $11.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      883             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(315)

  Accumulation unit value:
    Beginning of period                    $22.65          $16.52          $15.31         $12.29          $8.97
    End of period                          $24.10          $22.65          $16.52         $15.31          $12.29
  Accumulation units outstanding
  at the end of period                       -             8,440           10,234          8,287          5,938

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(794)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.99          $10.28           N/A            N/A
    End of period                          $12.06          $11.44          $10.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,045            917              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1372)

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      820             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(325)

  Accumulation unit value:
    Beginning of period                    $18.22          $14.81          $13.34         $11.40          $8.61
    End of period                          $19.71          $18.22          $14.81         $13.34          $11.40
  Accumulation units outstanding
  at the end of period                     26,446          27,520          26,929          9,610          1,158

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.81          $10.89          $9.68           N/A
    End of period                          $13.66          $13.75          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    157,460         142,834         144,158         25,345           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(695)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.51          $10.83         $10.21           N/A
    End of period                          $12.18          $10.77          $10.51         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -             1,994           2,030           1,468           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $26.69          $22.56          $18.70           N/A            N/A
    End of period                          $35.38          $26.69          $22.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                      973             844            4,280            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                    $17.82          $17.40          $12.94         $11.20          $9.51
    End of period                          $18.32          $17.82          $17.40         $12.94          $11.20
  Accumulation units outstanding
  at the end of period                       -             5,420           8,138           7,023          5,426

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      286             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(574)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.84          $12.62         $11.02           N/A
    End of period                          $15.66          $14.88          $13.84         $12.62           N/A
  Accumulation units outstanding
  at the end of period                     29,286          31,473          32,254         13,842           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(332)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.55          $10.31          $9.56          $7.99
    End of period                          $12.22          $11.89          $10.55         $10.31          $9.56
  Accumulation units outstanding
  at the end of period                     40,512          43,594          42,199         17,368           846

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1333)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $8.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,265            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.08           N/A             N/A             N/A            N/A
    End of period                          $17.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,366            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(315)

  Accumulation unit value:
    Beginning of period                    $19.95          $18.32          $17.20         $15.64          $11.25
    End of period                          $17.22          $19.95          $18.32         $17.20          $15.64
  Accumulation units outstanding
  at the end of period                       -               -             8,090           6,098          4,792

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(325)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.21          $12.93         $11.24          $8.33
    End of period                          $14.58          $15.20          $13.21         $12.93          $11.24
  Accumulation units outstanding
  at the end of period                     29,538          31,715          32,764         13,954           209

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(794)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.56           $5.06            N/A            N/A
    End of period                          $6.68           $5.96           $5.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,704            720              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(695)

  Accumulation unit value:
    Beginning of period                    $14.92          $15.46          $11.35         $10.06           N/A
    End of period                          $17.55          $14.92          $15.46         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             10,086          24,670          6,428           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.65           N/A             N/A             N/A            N/A
    End of period                          $17.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,038            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(794)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $10.88           N/A            N/A
    End of period                          $14.19          $13.08          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                      389             246              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.34          $11.07          $9.58          $8.85
    End of period                          $14.72          $14.14          $12.34         $11.07          $9.58
  Accumulation units outstanding
  at the end of period                     3,605           3,236           2,731           1,565          1,676

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(515)

  Accumulation unit value:
    Beginning of period                    $8.81           $8.57           $8.01           $8.12           N/A
    End of period                          $9.49           $8.81           $8.57           $8.01           N/A
  Accumulation units outstanding
  at the end of period                       -             1,288             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(317)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.39          $13.36         $13.06          $12.99
    End of period                          $14.40          $13.58          $13.39         $13.36          $13.06
  Accumulation units outstanding
  at the end of period                     4,079           5,030           3,241           3,117          3,054

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.66          $13.64
    End of period                           N/A             N/A             N/A           $15.08          $14.66
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            3,324

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.47          $12.51         $12.18           N/A
    End of period                          $13.08          $13.50          $12.47         $12.51           N/A
  Accumulation units outstanding
  at the end of period                     3,793           4,285           4,054           4,140           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(892)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.07           $7.66            N/A            N/A
    End of period                          $8.13           $8.37           $8.07            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,374           2,374            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(325)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.16          $8.77
    End of period                           N/A             N/A             N/A           $10.30          $10.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             494

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(332)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.86          $8.05
    End of period                           N/A             N/A             N/A           $10.01          $9.86
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,166

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(418)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $9.15
    End of period                           N/A             N/A             N/A           $10.31          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             328

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(418)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.91          $8.95
    End of period                           N/A             N/A             N/A           $10.05          $9.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            1,497

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(325)

  Accumulation unit value:
    Beginning of period                    $14.60          $12.90          $12.14         $11.00          $9.21
    End of period                          $15.62          $14.60          $12.90         $12.14          $11.00
  Accumulation units outstanding
  at the end of period                     16,730          13,695          11,130          6,106          1,233

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(743)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.47          $10.22           N/A            N/A
    End of period                          $11.52          $11.06          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,616           2,019           2,164            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(325)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.01          $12.36         $11.32          $9.82
    End of period                          $15.49          $14.55          $13.01         $12.36          $11.32
  Accumulation units outstanding
  at the end of period                     19,540          17,165          15,119         11,614          2,475

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(755)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.79          $10.30           N/A            N/A
    End of period                          $12.31          $11.67          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,878           5,554           5,021            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(325)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.58          $12.07         $11.24          $10.07
    End of period                          $14.72          $13.83          $12.58         $12.07          $11.24
  Accumulation units outstanding
  at the end of period                     13,409          13,632          20,817         14,232          9,468

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(590)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.76           N/A
    End of period                           N/A             N/A             N/A           $10.81           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(486)

  Accumulation unit value:
    Beginning of period                    $24.85          $22.32          $21.63         $19.91          $19.91
    End of period                          $26.17          $24.85          $22.32         $21.63          $19.91
  Accumulation units outstanding
  at the end of period                     2,744           1,961           2,284            796            796

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(675)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.56          $11.49         $11.51           N/A
    End of period                          $12.15          $11.84          $11.56         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     3,210           17,296          3,191             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(332)

  Accumulation unit value:
    Beginning of period                    $20.34          $17.17          $16.21         $14.41          $11.49
    End of period                          $21.49          $20.34          $17.17         $16.21          $14.41
  Accumulation units outstanding
  at the end of period                     1,441           1,374            731             641            642

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $28.05          $25.18          $24.22         $22.50          $18.51
    End of period                          $30.25          $28.05          $25.18         $24.22          $22.50
  Accumulation units outstanding
  at the end of period                     4,107           3,060           1,661            825            825

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(317)

  Accumulation unit value:
    Beginning of period                    $36.78          $35.15          $31.44         $27.19          $20.83
    End of period                          $42.23          $36.78          $35.15         $31.44          $27.19
  Accumulation units outstanding
  at the end of period                     1,712           1,678           1,525           1,084           763

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(332)

  Accumulation unit value:
    Beginning of period                    $15.68          $13.34          $12.82         $11.36          $9.13
    End of period                          $15.49          $15.68          $13.34         $12.82          $11.36
  Accumulation units outstanding
  at the end of period                     4,806           5,335           6,965           6,190          6,154

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(332)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.07%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(622)

  Accumulation unit value:
    Beginning of period                    $16.45          $13.70          $12.64         $10.93           N/A
    End of period                          $17.69          $16.45          $13.70         $12.64           N/A
  Accumulation units outstanding
  at the end of period                      448            1,348            263              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(622)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(612)

  Accumulation unit value:
    Beginning of period                    $12.15          $11.50          $10.95         $10.38           N/A
    End of period                          $13.78          $12.15          $11.50         $10.95           N/A
  Accumulation units outstanding
  at the end of period                     1,959            559             343             372            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1002)

  Accumulation unit value:
    Beginning of period                    $15.42          $12.27           N/A             N/A            N/A
    End of period                          $12.83          $15.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,373           2,923            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1002)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(616)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.40          $11.68         $10.72           N/A
    End of period                          $15.17          $13.91          $12.40         $11.68           N/A
  Accumulation units outstanding
  at the end of period                     4,556           6,257           4,472           4,295           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(905)

  Accumulation unit value:
    Beginning of period                    $18.56          $18.05          $17.36           N/A            N/A
    End of period                          $20.12          $18.56          $18.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(595)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.65          $9.88           $9.23           N/A
    End of period                          $12.23          $11.56          $10.65          $9.88           N/A
  Accumulation units outstanding
  at the end of period                     6,846           4,674           4,725           4,293           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1072)

  Accumulation unit value:
    Beginning of period                    $24.11          $22.81           N/A             N/A            N/A
    End of period                          $28.49          $24.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      475             121             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(696)

  Accumulation unit value:
    Beginning of period                    $25.72          $25.10          $24.48         $22.82           N/A
    End of period                          $27.64          $25.72          $25.10         $24.48           N/A
  Accumulation units outstanding
  at the end of period                     2,230           1,854             -              150            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.79           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,386            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                    $18.12          $16.47          $16.26         $15.02           N/A
    End of period                          $17.85          $18.12          $16.47         $16.26           N/A
  Accumulation units outstanding
  at the end of period                      771             770             282             126            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(699)

  Accumulation unit value:
    Beginning of period                    $21.88          $18.59          $18.52         $17.21           N/A
    End of period                          $24.01          $21.88          $18.59         $18.52           N/A
  Accumulation units outstanding
  at the end of period                      905              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,174           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,841            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.88            N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,491          6,144            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,664            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.52           N/A            N/A
    End of period                          $11.53          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      725            4,592             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(595)

  Accumulation unit value:
    Beginning of period                    $18.00          $17.56          $17.46         $16.40           N/A
    End of period                          $18.87          $18.00          $17.56         $17.46           N/A
  Accumulation units outstanding
  at the end of period                     6,753           3,620           2,745           2,476           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1021)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.61           N/A             N/A            N/A
    End of period                          $12.82          $12.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1110)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.99            N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1110)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                    $15.01          $11.61          $10.00          $8.54           N/A
    End of period                          $16.46          $15.01          $11.61         $10.00           N/A
  Accumulation units outstanding
  at the end of period                     25,011          29,335          24,270         21,873           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $22.48          $20.48          $19.69         $17.46           N/A
    End of period                          $23.77          $22.48          $20.48         $19.69           N/A
  Accumulation units outstanding
  at the end of period                      221             185             196             212            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(595)

  Accumulation unit value:
    Beginning of period                    $14.81          $14.65          $14.61         $14.07           N/A
    End of period                          $15.44          $14.81          $14.65         $14.61           N/A
  Accumulation units outstanding
  at the end of period                      920            1,504           5,015           1,406           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1122)

  Accumulation unit value:
    Beginning of period                    $10.84          $8.98            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,503           8,307            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(612)

  Accumulation unit value:
    Beginning of period                    $19.70          $17.55          $16.47         $14.47           N/A
    End of period                          $18.79          $19.70          $17.55         $16.47           N/A
  Accumulation units outstanding
  at the end of period                     1,599           2,186            116             126            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(603)

  Accumulation unit value:
    Beginning of period                    $16.40          $14.33          $13.98         $12.61           N/A
    End of period                          $14.97          $16.40          $14.33         $13.98           N/A
  Accumulation units outstanding
  at the end of period                     1,284           2,565            136             210            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1379)

  Accumulation unit value:
    Beginning of period                    $9.51            N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,910            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1379)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.61           N/A             N/A            N/A
    End of period                          $11.51          $12.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,018          17,133           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                    $15.87          $15.05          $15.85         $13.99           N/A
    End of period                          $15.74          $15.87          $15.05         $15.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -             17,489           562            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.87          $10.90         $10.56           N/A
    End of period                          $11.50          $11.04          $10.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     81,863          73,655          69,234         45,109           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(916)

  Accumulation unit value:
    Beginning of period                    $5.80           $4.35           $4.24            N/A            N/A
    End of period                          $5.93           $5.80           $4.35            N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,178           10,050            -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(916)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.06          $9.63            N/A            N/A
    End of period                          $10.08          $11.18          $10.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,137             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                    $16.23          $12.79          $13.85         $12.97           N/A
    End of period                          $17.02          $16.23          $12.79         $13.85           N/A
  Accumulation units outstanding
  at the end of period                       -             17,244          16,936          1,006           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $10.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,447           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1031)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.29           N/A             N/A            N/A
    End of period                          $11.02          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,074            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1031)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(830)

  Accumulation unit value:
    Beginning of period                    $9.37           $8.18           $7.73            N/A            N/A
    End of period                          $9.52           $9.37           $8.18            N/A            N/A
  Accumulation units outstanding
  at the end of period                      516             516             517             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(683)

  Accumulation unit value:
    Beginning of period                    $14.16          $12.18          $11.72         $10.66           N/A
    End of period                          $11.46          $14.16          $12.18         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     4,224           3,834           1,983            280            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(651)

  Accumulation unit value:
    Beginning of period                    $22.67          $16.54          $15.33         $13.00           N/A
    End of period                          $24.12          $22.67          $16.54         $15.33           N/A
  Accumulation units outstanding
  at the end of period                       -             7,470           4,996            824            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(651)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(616)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.98          $10.42         $10.14           N/A
    End of period                          $12.04          $11.43          $10.98         $10.42           N/A
  Accumulation units outstanding
  at the end of period                     6,930           6,033           6,782           4,912           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1313)

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,473            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(603)

  Accumulation unit value:
    Beginning of period                    $18.20          $14.80          $13.33         $11.73           N/A
    End of period                          $19.68          $18.20          $14.80         $13.33           N/A
  Accumulation units outstanding
  at the end of period                     32,363          36,589          32,378         15,559           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.74          $11.81          $10.89          $9.68           N/A
    End of period                          $13.65          $13.74          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    366,769         130,634          93,636         74,979           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.06            N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,930            220             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(867)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.48          $10.13           N/A            N/A
    End of period                          $12.14          $10.73          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              275             250             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.17           N/A             N/A             N/A            N/A
    End of period                          $12.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      718             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(683)

  Accumulation unit value:
    Beginning of period                    $26.66          $22.53          $16.82         $16.10           N/A
    End of period                          $35.32          $26.66          $22.53         $16.82           N/A
  Accumulation units outstanding
  at the end of period                     4,300           6,608           1,701            671            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                    $17.93          $17.51          $13.03         $10.82           N/A
    End of period                          $18.43          $17.93          $17.51         $13.03           N/A
  Accumulation units outstanding
  at the end of period                       -             8,136           6,469            932            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(651)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(603)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.83          $12.61         $11.38           N/A
    End of period                          $15.64          $14.86          $13.83         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     26,060          28,127          24,170          8,515           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(603)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.54          $10.31          $9.66           N/A
    End of period                          $12.20          $11.88          $10.54         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     60,720          62,587          58,127         18,562           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.05           N/A             N/A             N/A            N/A
    End of period                          $17.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,232            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(651)

  Accumulation unit value:
    Beginning of period                    $19.94          $18.32          $17.20         $13.71           N/A
    End of period                          $17.21          $19.94          $18.32         $17.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,206            267            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(651)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(603)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.19          $12.92         $11.39           N/A
    End of period                          $14.56          $15.19          $13.19         $12.92           N/A
  Accumulation units outstanding
  at the end of period                     22,908          24,532          20,766          4,966           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(683)

  Accumulation unit value:
    Beginning of period                    $5.95           $5.55           $5.53           $4.92           N/A
    End of period                          $6.67           $5.95           $5.55           $5.53           N/A
  Accumulation units outstanding
  at the end of period                     3,593           2,594           1,931           1,932           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.46          $11.35         $10.31           N/A
    End of period                          $17.54          $14.91          $15.46         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             24,194          18,428         15,190           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.64           N/A             N/A             N/A            N/A
    End of period                          $17.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     54,773           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.90          $11.06         $10.47           N/A
    End of period                          $14.18          $13.07          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     10,093          7,276           2,822           2,823           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.32          $11.06          $9.58           N/A
    End of period                          $14.70          $14.12          $12.32         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     8,560           6,935           2,474            273            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(830)

  Accumulation unit value:
    Beginning of period                    $8.80           $8.56           $7.61            N/A            N/A
    End of period                          $9.48           $8.80           $8.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              524             525             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(595)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.37          $13.34         $12.84           N/A
    End of period                          $14.37          $13.55          $13.37         $13.34           N/A
  Accumulation units outstanding
  at the end of period                     7,044           6,314           5,578           5,405           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(612)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.59           N/A
    End of period                           N/A             N/A             N/A           $15.05           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(683)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.44          $12.49         $12.24           N/A
    End of period                          $13.05          $13.47          $12.44         $12.49           N/A
  Accumulation units outstanding
  at the end of period                     3,656           2,136            712             403            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(1019)

  Accumulation unit value:
    Beginning of period                    $21.15          $19.66           N/A             N/A            N/A
    End of period                          $19.55          $21.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      435             423             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(1019)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(641)

  Accumulation unit value:
    Beginning of period                    $8.35           $8.07           $7.35           $5.97           N/A
    End of period                          $8.12           $8.35           $8.07           $7.35           N/A
  Accumulation units outstanding
  at the end of period                       -               86              50             16             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.39           N/A
    End of period                           N/A             N/A             N/A           $10.29           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(603)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.02           N/A
    End of period                           N/A             N/A             N/A           $10.04           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.88          $12.12         $11.15           N/A
    End of period                          $15.59          $14.58          $12.88         $12.12           N/A
  Accumulation units outstanding
  at the end of period                     95,244         101,301          25,961          8,748           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.46          $10.30          $9.96           N/A
    End of period                          $11.51          $11.06          $10.46         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     11,365          2,123           2,132             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(683)

  Accumulation unit value:
    Beginning of period                    $14.52          $12.99          $12.34         $11.27           N/A
    End of period                          $15.46          $14.52          $12.99         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     22,270          34,711          5,099            265            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(843)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.94          $10.42           N/A            N/A
    End of period                          $12.47          $11.82          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       55              35              9              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(595)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.56          $12.05         $11.32           N/A
    End of period                          $14.69          $13.80          $12.56         $12.05           N/A
  Accumulation units outstanding
  at the end of period                     25,435          17,439          9,604           8,933           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1058)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.24           N/A             N/A            N/A
    End of period                          $11.54          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.49           N/A             N/A            N/A
    End of period                          $11.70          $10.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020
Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1197)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.81           N/A             N/A            N/A
    End of period                          $11.84          $10.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,671             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025
Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1117)

  Accumulation unit value:
    Beginning of period                    $10.53          $9.84            N/A             N/A            N/A
    End of period                          $11.03          $10.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1117)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(603)

  Accumulation unit value:
    Beginning of period                    $24.79          $22.27          $21.59         $20.11           N/A
    End of period                          $26.10          $24.79          $22.27         $21.59           N/A
  Accumulation units outstanding
  at the end of period                     2,237            625             606             118            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(612)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.54          $11.47         $11.52           N/A
    End of period                          $12.12          $11.81          $11.54         $11.47           N/A
  Accumulation units outstanding
  at the end of period                       84              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                    $20.33          $17.16          $16.20         $14.84           N/A
    End of period                          $21.47          $20.33          $17.16         $16.20           N/A
  Accumulation units outstanding
  at the end of period                     3,202            440             296             422            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $27.98          $25.12          $24.17         $22.52           N/A
    End of period                          $30.18          $27.98          $25.12         $24.17           N/A
  Accumulation units outstanding
  at the end of period                     1,961           1,589            916             515            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(622)

  Accumulation unit value:
    Beginning of period                    $36.69          $35.07          $31.38         $27.72           N/A
    End of period                          $42.12          $36.69          $35.07         $31.38           N/A
  Accumulation units outstanding
  at the end of period                     4,583           4,094           1,336             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(622)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(603)

  Accumulation unit value:
    Beginning of period                    $15.66          $13.32          $12.81         $11.64           N/A
    End of period                          $15.47          $15.66          $13.32         $12.81           N/A
  Accumulation units outstanding
  at the end of period                     1,031           1,110            787             694            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(327)

  Accumulation unit value:
    Beginning of period                    $16.41          $13.67          $12.61         $11.07          $9.05
    End of period                          $17.64          $16.41          $13.67         $12.61          $11.07
  Accumulation units outstanding
  at the end of period                     1,422           3,417           1,135           1,160           286

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(327)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(838)

  Accumulation unit value:
    Beginning of period                    $12.14          $11.49          $10.60           N/A            N/A
    End of period                          $13.75          $12.14          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              977              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1061)

  Accumulation unit value:
    Beginning of period                    $15.41          $12.53           N/A             N/A            N/A
    End of period                          $12.82          $15.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              227             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(345)

  Accumulation unit value:
    Beginning of period                    $18.51          $18.00          $16.37         $15.92          $13.98
    End of period                          $20.06          $18.51          $18.00         $16.37          $15.92
  Accumulation units outstanding
  at the end of period                       -              940             339             321            300

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(345)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(345)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.47           $9.10          $8.34
    End of period                           N/A             N/A            $8.59           $9.47          $9.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              480            480

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(345)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(263)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.64          $9.87           $9.21          $8.09
    End of period                          $12.20          $11.54          $10.64          $9.87          $9.21
  Accumulation units outstanding
  at the end of period                     2,461           2,381           2,381           2,382          2,060

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(261)

  Accumulation unit value:
    Beginning of period                    $25.65          $25.04          $24.42         $22.33          $16.61
    End of period                          $27.56          $25.65          $25.04         $24.42          $22.33
  Accumulation units outstanding
  at the end of period                       22             915             128             128            107

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(261)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(263)

  Accumulation unit value:
    Beginning of period                    $18.08          $16.43          $16.23         $15.58          $12.35
    End of period                          $17.81          $18.08          $16.43         $16.23          $15.58
  Accumulation units outstanding
  at the end of period                     1,836           1,868           1,902           1,939            36

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1151)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.26           N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,918           4,446            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1151)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1215)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.72           N/A             N/A            N/A
    End of period                          $11.52          $12.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      862             579             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1215)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(263)

  Accumulation unit value:
    Beginning of period                    $17.95          $17.51          $17.42         $16.64          $15.11
    End of period                          $18.81          $17.95          $17.51         $17.42          $16.64
  Accumulation units outstanding
  at the end of period                     1,444           1,446           1,448           1,450          1,243

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1176)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.11           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,472            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(328)

  Accumulation unit value:
    Beginning of period                    $14.98          $11.59          $9.98           $8.32          $6.25
    End of period                          $16.42          $14.98          $11.59          $9.98          $8.32
  Accumulation units outstanding
  at the end of period                     2,126           2,107           1,385           1,498          1,460

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(220)

  Accumulation unit value:
    Beginning of period                    $22.42          $20.43          $19.65         $17.00          $12.80
    End of period                          $23.70          $22.42          $20.43         $19.65          $17.00
  Accumulation units outstanding
  at the end of period                      529             650             443             443            443

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(220)

  Accumulation unit value:
    Beginning of period                    $13.13
    End of period                          $12.80
  Accumulation units outstanding
  at the end of period                      162

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(263)

  Accumulation unit value:
    Beginning of period                    $14.77          $14.61          $14.57         $14.33          $14.45
    End of period                          $15.39          $14.77          $14.61         $14.57          $14.33
  Accumulation units outstanding
  at the end of period                     4,101           4,105           4,672           4,845          4,287

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1189)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.95            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      693            1,627            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1189)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(210)

  Accumulation unit value:
    Beginning of period                    $19.66          $17.52          $16.44         $13.46          $10.67
    End of period                          $18.75          $19.66          $17.52         $16.44          $13.46
  Accumulation units outstanding
  at the end of period                      106            2,525           2,525           2,525          2,419

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(210)

  Accumulation unit value:
    Beginning of period                    $10.43
    End of period                          $10.67
  Accumulation units outstanding
  at the end of period                     2,075


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(210)

  Accumulation unit value:
    Beginning of period                    $16.36          $14.30          $13.96         $12.35          $9.09
    End of period                          $14.93          $16.36          $14.30         $13.96          $12.35
  Accumulation units outstanding
  at the end of period                     1,726           2,633           2,454           2,565          2,485

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(210)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $9.09
  Accumulation units outstanding
  at the end of period                      728

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.59           N/A             N/A            N/A
    End of period                          $11.49          $12.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,527           3,035            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(367)

  Accumulation unit value:
    Beginning of period                    $15.84          $15.03          $15.83         $13.25          $10.66
    End of period                          $15.70          $15.84          $15.03         $15.83          $13.25
  Accumulation units outstanding
  at the end of period                       -               -             3,551           6,061          5,435

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(367)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(328)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.86          $10.89         $10.73          $10.87
    End of period                          $11.49          $11.02          $10.86         $10.89          $10.73
  Accumulation units outstanding
  at the end of period                      743             743             743            2,768           825

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(328)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(210)

  Accumulation unit value:
    Beginning of period                    $16.21          $12.78          $13.84         $13.72          $11.12
    End of period                          $17.01          $16.21          $12.78         $13.84          $13.72
  Accumulation units outstanding
  at the end of period                       -             3,790           3,644           5,634          5,794

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(210)

  Accumulation unit value:
    Beginning of period                    $10.54
    End of period                          $11.12
  Accumulation units outstanding
  at the end of period                      615


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.99           N/A             N/A             N/A            N/A
    End of period                          $10.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,069            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1215)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.79           N/A             N/A            N/A
    End of period                          $11.01          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,068            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1215)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(261)

  Accumulation unit value:
    Beginning of period                    $9.35           $8.17           $8.00           $7.35          $5.65
    End of period                          $9.50           $9.35           $8.17           $8.00          $7.35
  Accumulation units outstanding
  at the end of period                      388             389             831             832           1,057

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(261)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(210)

  Accumulation unit value:
    Beginning of period                    $22.61          $16.50          $15.30         $12.28          $9.65
    End of period                          $24.05          $22.61          $16.50         $15.30          $12.28
  Accumulation units outstanding
  at the end of period                       -             2,572           3,866           4,143          4,299

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(210)

  Accumulation unit value:
    Beginning of period                    $9.92
    End of period                          $9.65
  Accumulation units outstanding
  at the end of period                      653

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.97          $10.40         $10.33           N/A
    End of period                          $12.02          $11.41          $10.97         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     1,373           1,373           1,621            102            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(492)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(364)

  Accumulation unit value:
    Beginning of period                    $18.19          $14.79          $13.33         $11.39          $9.42
    End of period                          $19.66          $18.19          $14.79         $13.33          $11.39
  Accumulation units outstanding
  at the end of period                      361              90              71            1,797            20

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.80           N/A            N/A
    End of period                          $13.64          $13.73          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,185          16,914          11,584           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(1113)

  Accumulation unit value:
    Beginning of period                    $10.75          $9.09            N/A             N/A            N/A
    End of period                          $12.16          $10.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(1113)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1002)

  Accumulation unit value:
    Beginning of period                    $26.60          $25.64           N/A             N/A            N/A
    End of period                          $35.24          $26.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      116            2,082            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1002)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(210)

  Accumulation unit value:
    Beginning of period                    $17.79          $17.37          $12.93         $11.20          $9.60
    End of period                          $18.28          $17.79          $17.37         $12.93          $11.20
  Accumulation units outstanding
  at the end of period                       -             2,034           3,397           5,556          6,905

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(210)

  Accumulation unit value:
    Beginning of period                    $10.76
    End of period                          $9.60
  Accumulation units outstanding
  at the end of period                      603

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.89           N/A             N/A             N/A            N/A
    End of period                          $10.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      715             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1215)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.29           N/A             N/A            N/A
    End of period                          $10.86          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              717             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1215)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(364)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.84          $12.62         $11.13          $9.71
    End of period                          $15.64          $14.86          $13.84         $12.62          $11.13
  Accumulation units outstanding
  at the end of period                     1,220           1,201           1,485           2,022            20

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(214)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.53          $10.30          $9.55          $7.65
    End of period                          $12.19          $11.86          $10.53         $10.30          $9.55
  Accumulation units outstanding
  at the end of period                     7,212           6,478           4,243           4,849          1,336

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(214)

  Accumulation unit value:
    Beginning of period                    $7.80
    End of period                          $7.65
  Accumulation units outstanding
  at the end of period                     1,519

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.01           N/A             N/A             N/A            N/A
    End of period                          $17.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,591            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(345)

  Accumulation unit value:
    Beginning of period                    $19.91          $18.29          $17.18         $15.63          $12.57
    End of period                          $17.17          $19.91          $18.29         $17.18          $15.63
  Accumulation units outstanding
  at the end of period                       -               -             3,169           3,434          3,797

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(345)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(364)

  Accumulation unit value:
    Beginning of period                    $15.17          $13.18          $12.92         $11.23          $9.65
    End of period                          $14.54          $15.17          $13.18         $12.92          $11.23
  Accumulation units outstanding
  at the end of period                      114              94             255            2,020            20

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(364)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(727)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.45          $11.35         $11.17           N/A
    End of period                          $17.52          $14.91          $15.45         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             2,349           1,422           3,153           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(727)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.63           N/A             N/A             N/A            N/A
    End of period                          $17.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      158             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(269)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.31          $11.05          $9.57          $6.45
    End of period                          $14.68          $14.10          $12.31         $11.05          $9.57
  Accumulation units outstanding
  at the end of period                     3,941           4,561           1,365           1,366          1,263

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(269)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(327)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.55           $8.00           $7.84          $7.14
    End of period                          $9.47           $8.78           $8.55           $8.00          $7.84
  Accumulation units outstanding
  at the end of period                       -              870             870             870            870

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(327)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(210)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.35          $13.32         $13.02          $12.69
    End of period                          $14.33          $13.52          $13.35         $13.32          $13.02
  Accumulation units outstanding
  at the end of period                     5,656           14,302          8,161           8,208          5,139

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(210)

  Accumulation unit value:
    Beginning of period                    $12.27
    End of period                          $12.69
  Accumulation units outstanding
  at the end of period                     3,962

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $22.40          $20.11          $18.89         $17.06          $13.69
    End of period                          $20.35          $22.40          $20.11         $18.89          $17.06
  Accumulation units outstanding
  at the end of period                       -             1,122           1,122           1,122          1,122

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(240)

  Accumulation unit value:
    Beginning of period                    $13.84
    End of period                          $13.69
  Accumulation units outstanding
  at the end of period                     1,122


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(242)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.60          $12.57
    End of period                           N/A             N/A             N/A           $15.02          $14.60
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,848

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(242)

  Accumulation unit value:
    Beginning of period                    $12.53
    End of period                          $12.57
  Accumulation units outstanding
  at the end of period                       4

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.42          $12.48         $12.15           N/A
    End of period                          $13.02          $13.45          $12.42         $12.48           N/A
  Accumulation units outstanding
  at the end of period                     10,309          11,414          4,978           7,853           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(214)

  Accumulation unit value:
    Beginning of period                    $21.09          $19.05          $18.54         $17.25          $14.14
    End of period                          $19.49          $21.09          $19.05         $18.54          $17.25
  Accumulation units outstanding
  at the end of period                      351             966             351             351            351

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(214)

  Accumulation unit value:
    Beginning of period                    $14.13
    End of period                          $14.14
  Accumulation units outstanding
  at the end of period                      839

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(654)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.79           N/A
    End of period                           N/A             N/A             N/A           $10.02           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(654)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(214)

  Accumulation unit value:
    Beginning of period                    $14.55          $12.85          $12.10         $10.97          $8.84
    End of period                          $15.55          $14.55          $12.85         $12.10          $10.97
  Accumulation units outstanding
  at the end of period                     18,903          24,273          26,053         28,121          3,487

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(214)

  Accumulation unit value:
    Beginning of period                    $8.89
    End of period                          $8.84
  Accumulation units outstanding
  at the end of period                     4,820

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(232)

  Accumulation unit value:
    Beginning of period                    $14.49          $12.96          $12.32         $11.29          $9.47
    End of period                          $15.42          $14.49          $12.96         $12.32          $11.29
  Accumulation units outstanding
  at the end of period                     13,326          15,884          17,032         17,040          10,419

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(232)

  Accumulation unit value:
    Beginning of period                    $9.75
    End of period                          $9.47
  Accumulation units outstanding
  at the end of period                     2,538

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(736)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.78          $10.49         $10.49           N/A
    End of period                          $12.30          $11.66          $10.78         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     10,154          14,424          13,043          8,792           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(210)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.54          $12.03         $11.21          $9.72
    End of period                          $14.65          $13.77          $12.54         $12.03          $11.21
  Accumulation units outstanding
  at the end of period                     28,343          56,802          59,765         60,381          27,367

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(210)

  Accumulation unit value:
    Beginning of period                    $9.58
    End of period                          $9.72
  Accumulation units outstanding
  at the end of period                     12,221

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(242)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.58          $8.28
    End of period                           N/A             N/A             N/A           $10.77          $10.58
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              98

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(242)

  Accumulation unit value:
    Beginning of period                    $8.44
    End of period                          $8.28
  Accumulation units outstanding
  at the end of period                       6

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(263)

  Accumulation unit value:
    Beginning of period                    $24.72          $22.21          $21.54         $19.83          $16.29
    End of period                          $26.02          $24.72          $22.21         $21.54          $19.83
  Accumulation units outstanding
  at the end of period                      545             928             982             850            396

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(287)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.51          $11.44         $11.59          $11.75
    End of period                          $12.08          $11.78          $11.51         $11.44          $11.59
  Accumulation units outstanding
  at the end of period                      118             118            25,870          1,484           119

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(287)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(284)

  Accumulation unit value:
    Beginning of period                    $20.31          $17.15          $16.19         $14.40          $9.80
    End of period                          $21.44          $20.31          $17.15         $16.19          $14.40
  Accumulation units outstanding
  at the end of period                      928            1,657            946             866            876

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(284)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(263)

  Accumulation unit value:
    Beginning of period                    $27.90          $25.06          $24.12         $22.41          $16.86
    End of period                          $30.08          $27.90          $25.06         $24.12          $22.41
  Accumulation units outstanding
  at the end of period                     2,246           1,659           1,647           1,449          1,024

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(263)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(327)

  Accumulation unit value:
    Beginning of period                    $36.59          $34.98          $31.31         $27.09          $21.79
    End of period                          $41.99          $36.59          $34.98         $31.31          $27.09
  Accumulation units outstanding
  at the end of period                     2,144           2,827           1,438           1,494          1,010

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(327)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(220)

  Accumulation unit value:
    Beginning of period                    $15.64          $13.30          $12.80         $11.34          $8.92
    End of period                          $15.44          $15.64          $13.30         $12.80          $11.34
  Accumulation units outstanding
  at the end of period                     3,425           5,946           5,412           5,316          4,802

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(220)

  Accumulation unit value:
    Beginning of period                    $8.90
    End of period                          $8.92
  Accumulation units outstanding
  at the end of period                      718

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1198)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.77           N/A             N/A            N/A
    End of period                          $12.82          $15.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      464             490             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1198)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(901)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.50          $17.55           N/A            N/A
    End of period                          $18.79          $17.94          $17.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,569           1,639           1,710            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.58           N/A             N/A            N/A
    End of period                          $11.48          $12.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,524           4,516            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                    $15.84          $15.02          $15.83         $13.20           N/A
    End of period                          $15.70          $15.84          $15.02         $15.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,593            909            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(854)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.86          $10.97           N/A            N/A
    End of period                          $11.48          $11.02          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,643          17,111          16,309           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                    $16.21          $12.78          $13.84         $13.21           N/A
    End of period                          $17.00          $16.21          $12.78         $13.84           N/A
  Accumulation units outstanding
  at the end of period                       -             2,993           3,261            908            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.99           N/A             N/A             N/A            N/A
    End of period                          $10.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,560            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(536)

  Accumulation unit value:
    Beginning of period                    $22.60          $16.49          $15.29         $12.93           N/A
    End of period                          $24.04          $22.60          $16.49         $15.29           N/A
  Accumulation units outstanding
  at the end of period                       -             4,702           5,177            928            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(854)

  Accumulation unit value:
    Beginning of period                    $18.18          $14.78          $13.13           N/A            N/A
    End of period                          $19.65          $18.18          $14.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,921           3,581           3,733            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.89         $10.70           N/A
    End of period                          $13.64          $13.73          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    108,356          96,461          19,128          2,805           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(848)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.50          $10.06           N/A            N/A
    End of period                          $12.16          $10.75          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              690             685             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.16           N/A             N/A             N/A            N/A
    End of period                          $12.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      652             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(971)

  Accumulation unit value:
    Beginning of period                    $26.59          $22.48          $23.46           N/A            N/A
    End of period                          $35.22          $26.59          $22.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      199              -               36             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(971)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                    $17.78          $17.37          $12.93         $11.01           N/A
    End of period                          $18.28          $17.78          $17.37         $12.93           N/A
  Accumulation units outstanding
  at the end of period                       -             3,127           3,491           1,090           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $14.84          $13.82          $13.05           N/A            N/A
    End of period                          $15.61          $14.84          $13.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,525           4,927           4,866            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.52          $10.29           N/A            N/A
    End of period                          $12.18          $11.86          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,182           4,914           4,883            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.00           N/A             N/A             N/A            N/A
    End of period                          $17.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,495            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(536)

  Accumulation unit value:
    Beginning of period                    $19.91          $18.29          $17.18         $14.88           N/A
    End of period                          $17.17          $19.91          $18.29         $17.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,533            807            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(853)

  Accumulation unit value:
    Beginning of period                    $15.16          $13.18          $12.63           N/A            N/A
    End of period                          $14.53          $15.16          $13.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,722           4,937           4,954            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(776)

  Accumulation unit value:
    Beginning of period                    $14.90          $15.45          $12.42           N/A            N/A
    End of period                          $17.52          $14.90          $15.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              754             555             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.62           N/A             N/A             N/A            N/A
    End of period                          $17.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      466             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(848)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.89          $11.04           N/A            N/A
    End of period                          $14.16          $13.06          $11.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      577             612             624             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(759)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.34          $13.33           N/A            N/A
    End of period                          $14.33          $13.52          $13.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,333           4,457           4,580            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(901)

  Accumulation unit value:
    Beginning of period                    $21.07          $19.04          $18.70           N/A            N/A
    End of period                          $19.47          $21.07          $19.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,472           1,538           1,605            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(901)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.46          $10.35           N/A            N/A
    End of period                          $11.50          $11.05          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,647           6,944           7,245            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.78          $10.34           N/A            N/A
    End of period                          $12.29          $11.66          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,910          41,201          41,497           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(433)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.53          $12.03         $11.21          $10.75
    End of period                          $14.64          $13.77          $12.53         $12.03          $11.21
  Accumulation units outstanding
  at the end of period                     24,037          25,279          40,156          9,302          9,302

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(433)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(511)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.50          $11.44         $11.57           N/A
    End of period                          $12.07          $11.77          $11.50         $11.44           N/A
  Accumulation units outstanding
  at the end of period                     9,152           9,152           9,152           9,152           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(511)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(901)

  Accumulation unit value:
    Beginning of period                    $27.88          $25.04          $23.95           N/A            N/A
    End of period                          $30.06          $27.88          $25.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,149           1,200           1,252            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(759)

  Accumulation unit value:
    Beginning of period                    $36.56          $34.96          $30.39           N/A            N/A
    End of period                          $41.96          $36.56          $34.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,501           1,522           1,542            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(759)

  Accumulation unit value:
    Beginning of period                    $15.63          $13.30          $12.63           N/A            N/A
    End of period                          $15.43          $15.63          $13.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,591           4,687           4,783            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(996)

  Accumulation unit value:
    Beginning of period                    $16.36          $14.12           N/A             N/A            N/A
    End of period                          $17.58          $16.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,718            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(996)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1163)

  Accumulation unit value:
    Beginning of period                    $15.40          $14.12           N/A             N/A            N/A
    End of period                          $12.82          $15.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,745            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(713)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.63          $9.86           $9.65           N/A
    End of period                          $12.18          $11.53          $10.63          $9.86           N/A
  Accumulation units outstanding
  at the end of period                     5,554           1,100           1,100           1,100           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(721)

  Accumulation unit value:
    Beginning of period                    $25.57          $24.97          $24.36         $23.96           N/A
    End of period                          $27.47          $25.57          $24.97         $24.36           N/A
  Accumulation units outstanding
  at the end of period                     1,217           1,545           2,965            468            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $18.03          $16.39          $16.19         $14.47           N/A
    End of period                          $17.75          $18.03          $16.39         $16.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(610)

  Accumulation unit value:
    Beginning of period                    $21.76          $18.51          $18.44         $16.71           N/A
    End of period                          $23.88          $21.76          $18.51         $18.44           N/A
  Accumulation units outstanding
  at the end of period                     1,907           2,652           4,354           6,142           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.43           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,813            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,389            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(668)

  Accumulation unit value:
    Beginning of period                    $17.90          $17.47          $17.38         $16.98           N/A
    End of period                          $18.75          $17.90          $17.47         $17.38           N/A
  Accumulation units outstanding
  at the end of period                      152             152             152             152            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(610)

  Accumulation unit value:
    Beginning of period                    $14.94          $11.57          $9.96           $8.64           N/A
    End of period                          $16.38          $14.94          $11.57          $9.96           N/A
  Accumulation units outstanding
  at the end of period                     8,624           15,084          9,402          11,690           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(668)

  Accumulation unit value:
    Beginning of period                    $14.73          $14.57          $14.54         $14.51           N/A
    End of period                          $15.34          $14.73          $14.57         $14.54           N/A
  Accumulation units outstanding
  at the end of period                      409             409             409             410            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.48            N/A             N/A            N/A
    End of period                          $13.98          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(668)

  Accumulation unit value:
    Beginning of period                    $19.61          $17.49          $16.41         $14.42           N/A
    End of period                          $18.70          $19.61          $17.49         $16.41           N/A
  Accumulation units outstanding
  at the end of period                      799             774             775             775            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(695)

  Accumulation unit value:
    Beginning of period                    $16.32          $14.27          $13.93         $12.68           N/A
    End of period                          $14.89          $16.32          $14.27         $13.93           N/A
  Accumulation units outstanding
  at the end of period                      647             616             616             617            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.05          $11.57           N/A             N/A            N/A
    End of period                          $11.47          $12.05           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,834          22,470           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(610)

  Accumulation unit value:
    Beginning of period                    $15.82          $15.01          $15.82         $14.34           N/A
    End of period                          $15.68          $15.82          $15.01         $15.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -             22,063         24,545           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(509)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.85          $10.88         $10.79           N/A
    End of period                          $11.47          $11.01          $10.85         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     1,119           1,056           1,005            883            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.58            N/A             N/A            N/A
    End of period                          $5.90           $5.78            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,903          2,418            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                    $16.19          $12.77          $13.83         $12.90           N/A
    End of period                          $16.98          $16.19          $12.77         $13.83           N/A
  Accumulation units outstanding
  at the end of period                       -             21,243          25,204         23,464           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.99           N/A             N/A             N/A            N/A
    End of period                          $10.35           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,236            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1079)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.37           N/A             N/A            N/A
    End of period                          $11.01          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(611)

  Accumulation unit value:
    Beginning of period                    $22.58          $16.48          $15.29         $12.82           N/A
    End of period                          $24.02          $22.58          $16.48         $15.29           N/A
  Accumulation units outstanding
  at the end of period                       -             18,901          21,001         18,946           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(656)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.94          $10.39         $10.18           N/A
    End of period                          $11.99          $11.39          $10.94         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     1,059           8,330           8,330           8,617           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(656)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(509)

  Accumulation unit value:
    Beginning of period                    $18.16          $14.77          $13.31         $11.48           N/A
    End of period                          $19.62          $18.16          $14.77         $13.31           N/A
  Accumulation units outstanding
  at the end of period                      867            5,941           1,016            990            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.90           N/A            N/A
    End of period                          $13.63          $13.73          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,493            -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(713)

  Accumulation unit value:
    Beginning of period                    $26.56          $22.46          $16.77         $17.30           N/A
    End of period                          $35.18          $26.56          $22.46         $16.77           N/A
  Accumulation units outstanding
  at the end of period                      405             405             729             636            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                    $17.77          $17.36          $12.92         $11.08           N/A
    End of period                          $18.26          $17.77          $17.36         $12.92           N/A
  Accumulation units outstanding
  at the end of period                       -             16,436          19,435         15,013           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(509)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.81          $12.59         $11.20           N/A
    End of period                          $15.60          $14.83          $13.81         $12.59           N/A
  Accumulation units outstanding
  at the end of period                     1,024           7,006           6,990           7,397           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(509)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.52          $10.29          $9.66           N/A
    End of period                          $12.17          $11.85          $10.52         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     3,889           4,068           4,226          11,929           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.97           N/A             N/A             N/A            N/A
    End of period                          $17.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,895            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(634)

  Accumulation unit value:
    Beginning of period                    $19.90          $18.28          $17.17         $13.68           N/A
    End of period                          $17.15          $19.90          $18.28         $17.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -             18,055         18,208           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(509)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.17          $12.91         $11.34           N/A
    End of period                          $14.52          $15.15          $13.17         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     1,076           1,927           1,908           1,904           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(509)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(723)

  Accumulation unit value:
    Beginning of period                    $5.92           $5.53           $5.52           $5.45           N/A
    End of period                          $6.64           $5.92           $5.53           $5.52           N/A
  Accumulation units outstanding
  at the end of period                      848             849             849             850            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(783)

  Accumulation unit value:
    Beginning of period                    $14.90          $15.45          $12.15           N/A            N/A
    End of period                          $17.51          $14.90          $15.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,393           9,101            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(783)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(610)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.30          $11.04          $9.68           N/A
    End of period                          $14.66          $14.08          $12.30         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     1,436           6,279           3,129           8,071           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(668)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.32          $13.30         $13.25           N/A
    End of period                          $14.30          $13.50          $13.32         $13.30           N/A
  Accumulation units outstanding
  at the end of period                      195             195             195             195            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(656)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.84           N/A
    End of period                           N/A             N/A             N/A           $14.98           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(656)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.42          $12.40          $12.46         $12.13           N/A
    End of period                          $12.99          $13.42          $12.40         $12.46           N/A
  Accumulation units outstanding
  at the end of period                      589             589            6,866           6,495           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(705)

  Accumulation unit value:
    Beginning of period                    $21.02          $19.00          $18.50         $18.09           N/A
    End of period                          $19.42          $21.02          $19.00         $18.50           N/A
  Accumulation units outstanding
  at the end of period                      185             185             185             185            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.19           N/A
    End of period                           N/A             N/A             N/A           $10.28           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(546)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.03           N/A
    End of period                           N/A             N/A             N/A           $10.01           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(546)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(630)

  Accumulation unit value:
    Beginning of period                    $14.52          $12.83          $12.08         $10.78           N/A
    End of period                          $15.51          $14.52          $12.83         $12.08           N/A
  Accumulation units outstanding
  at the end of period                     32,210          35,359          39,663         41,099           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(587)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.94          $12.30         $11.25           N/A
    End of period                          $15.39          $14.46          $12.94         $12.30           N/A
  Accumulation units outstanding
  at the end of period                     63,394          63,645          63,219         74,843           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(895)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.78          $10.55           N/A            N/A
    End of period                          $12.29          $11.65          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,952          23,952          23,952           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(895)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.51          $12.01         $11.11           N/A
    End of period                          $14.62          $13.74          $12.51         $12.01           N/A
  Accumulation units outstanding
  at the end of period                     16,095          7,546           7,936           8,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                    $24.65          $22.15          $21.48         $19.74           N/A
    End of period                          $25.94          $24.65          $22.15         $21.48           N/A
  Accumulation units outstanding
  at the end of period                      412             412             413            2,450           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(610)

  Accumulation unit value:
    Beginning of period                    $20.28          $17.13          $16.18         $14.85           N/A
    End of period                          $21.41          $20.28          $17.13         $16.18           N/A
  Accumulation units outstanding
  at the end of period                     4,949           1,974           1,833           3,611           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(610)

  Accumulation unit value:
    Beginning of period                    $36.48          $34.89          $31.23         $28.43           N/A
    End of period                          $41.86          $36.48          $34.89         $31.23           N/A
  Accumulation units outstanding
  at the end of period                     1,990           2,314           2,064           2,058           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(610)

  Accumulation unit value:
    Beginning of period                    $15.61          $13.28          $12.78         $11.67           N/A
    End of period                          $15.41          $15.61          $13.28         $12.78           N/A
  Accumulation units outstanding
  at the end of period                      332             742             742            2,990           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(334)

  Accumulation unit value:
    Beginning of period                    $16.31          $13.59          $12.55         $11.02          $9.01
    End of period                          $17.52          $16.31          $13.59         $12.55          $11.02
  Accumulation units outstanding
  at the end of period                     2,375           1,110            142             142            142

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(334)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.37          $11.65         $11.14          $8.76
    End of period                          $15.10          $13.86          $12.37         $11.65          $11.14
  Accumulation units outstanding
  at the end of period                      193             193             193             193            193

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(357)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.61          $9.85           $9.19          $8.72
    End of period                          $12.16          $11.51          $10.61          $9.85          $9.19
  Accumulation units outstanding
  at the end of period                     1,725           3,675           6,526           6,129          6,125

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.44           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      382             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(372)

  Accumulation unit value:
    Beginning of period                    $17.98          $16.35          $16.16         $15.53          $13.96
    End of period                          $17.70          $17.98          $16.35         $16.16          $15.53
  Accumulation units outstanding
  at the end of period                       -               -             1,493           1,493          1,492

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(343)

  Accumulation unit value:
    Beginning of period                    $21.70          $18.46          $18.40         $15.82          $13.11
    End of period                          $23.81          $21.70          $18.46         $18.40          $15.82
  Accumulation units outstanding
  at the end of period                     1,409           1,478           1,640           1,705          1,744

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.43           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,602           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.21           N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,200           6,108            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.47           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,115            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(333)

  Accumulation unit value:
    Beginning of period                    $17.85          $17.42          $17.34         $16.57          $16.21
    End of period                          $18.69          $17.85          $17.42         $17.34          $16.57
  Accumulation units outstanding
  at the end of period                     1,779           2,466           2,511           8,961          7,691

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(975)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.23          $11.24           N/A            N/A
    End of period                          $12.80          $12.72          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                      417             417             417             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(753)

  Accumulation unit value:
    Beginning of period                    $14.91          $11.54          $9.65            N/A            N/A
    End of period                          $16.34          $14.91          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,029           2,870           1,048            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(753)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $23.87           N/A             N/A             N/A            N/A
    End of period                          $23.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      112             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(370)

  Accumulation unit value:
    Beginning of period                    $14.69          $14.53          $14.50         $14.27          $14.43
    End of period                          $15.29          $14.69          $14.53         $14.50          $14.27
  Accumulation units outstanding
  at the end of period                     8,431           6,032           6,032             -            5,255

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(370)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(334)

  Accumulation unit value:
    Beginning of period                    $19.57          $17.45          $16.38         $13.42          $11.08
    End of period                          $18.65          $19.57          $17.45         $16.38          $13.42
  Accumulation units outstanding
  at the end of period                      180             498             498             181            181

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(334)

  Accumulation unit value:
    Beginning of period                    $16.29          $14.25          $13.91         $12.31          $9.59
    End of period                          $14.85          $16.29          $14.25         $13.91          $12.31
  Accumulation units outstanding
  at the end of period                     1,639           2,212           2,081           1,467          1,517

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,636           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.55           N/A             N/A            N/A
    End of period                          $11.44          $12.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,276           1,237            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                    $15.81          $15.00          $15.81         $13.24          $10.06
    End of period                          $15.66          $15.81          $15.00         $15.81          $13.24
  Accumulation units outstanding
  at the end of period                       -               -              805            2,166           124

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.84          $10.87         $10.86           N/A
    End of period                          $11.45          $10.99          $10.84         $10.87           N/A
  Accumulation units outstanding
  at the end of period                      794             803             693             89             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(975)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.01          $10.11           N/A            N/A
    End of period                          $10.02          $11.11          $10.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                      464             464             464             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                    $16.17          $12.76          $13.82         $13.71          $11.05
    End of period                          $16.96          $16.17          $12.76         $13.82          $13.71
  Accumulation units outstanding
  at the end of period                       -             2,272            883             113            114

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $10.35           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      949             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1117)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.69           N/A             N/A            N/A
    End of period                          $11.00          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              948             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1117)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(753)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.12          $11.17           N/A            N/A
    End of period                          $11.39          $14.08          $12.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              867             867             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(753)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(334)

  Accumulation unit value:
    Beginning of period                    $22.55          $16.47          $15.28         $12.27          $9.86
    End of period                          $23.99          $22.55          $16.47         $15.28          $12.27
  Accumulation units outstanding
  at the end of period                       -             2,034           1,087           2,323           125

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(333)

  Accumulation unit value:
    Beginning of period                    $18.14          $14.75          $13.30         $11.37          $8.75
    End of period                          $19.59          $18.14          $14.75         $13.30          $11.37
  Accumulation units outstanding
  at the end of period                     7,368           4,332           2,926           1,723          1,166

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.80          $10.89         $10.70           N/A
    End of period                          $13.62          $13.72          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     52,166          82,530          58,181          3,951           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(843)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.50          $10.17           N/A            N/A
    End of period                          $12.14          $10.74          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              255             201             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.14           N/A             N/A             N/A            N/A
    End of period                          $12.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      259             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(753)

  Accumulation unit value:
    Beginning of period                    $26.50          $22.42          $16.96           N/A            N/A
    End of period                          $35.09          $26.50          $22.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                      248            1,139           1,113            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(753)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                    $17.74          $17.34          $12.91         $11.19          $10.10
    End of period                          $18.23          $17.74          $17.34         $12.91          $11.19
  Accumulation units outstanding
  at the end of period                       -              817            3,117            132            132

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(357)

  Accumulation unit value:
    Beginning of period                    $14.81          $13.79          $12.58         $11.10          $9.40
    End of period                          $15.57          $14.81          $13.79         $12.58          $11.10
  Accumulation units outstanding
  at the end of period                     4,303           4,047           2,406           1,152          1,072

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(334)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.51          $10.28          $9.55          $8.06
    End of period                          $12.15          $11.83          $10.51         $10.28          $9.55
  Accumulation units outstanding
  at the end of period                     11,026          25,000          23,058         20,941          14,309

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.93           N/A             N/A             N/A            N/A
    End of period                          $17.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      449             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(334)

  Accumulation unit value:
    Beginning of period                    $19.87          $18.26          $17.15         $15.62          $11.80
    End of period                          $17.13          $19.87          $18.26         $17.15          $15.62
  Accumulation units outstanding
  at the end of period                       -               -              414             103           1,073

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(357)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.16          $12.90         $11.22          $9.14
    End of period                          $14.49          $15.13          $13.16         $12.90          $11.22
  Accumulation units outstanding
  at the end of period                     4,366           4,065           2,424           1,651          1,076

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(856)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.44          $12.48           N/A            N/A
    End of period                          $17.49          $14.89          $15.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,302           3,304            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.60           N/A             N/A             N/A            N/A
    End of period                          $17.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      117             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(843)

  Accumulation unit value:
    Beginning of period                    $13.05          $11.88          $11.01           N/A            N/A
    End of period                          $14.14          $13.05          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,575           1,545           1,390            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(343)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.28          $11.03          $9.56          $7.71
    End of period                          $14.63          $14.06          $12.28         $11.03          $9.56
  Accumulation units outstanding
  at the end of period                     1,013           1,054           1,125            840            873

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(343)

  Accumulation unit value:
    Beginning of period                    $8.76           $8.53           $7.98           $7.83          $7.43
    End of period                          $9.44           $8.76           $8.53           $7.98          $7.83
  Accumulation units outstanding
  at the end of period                       -              805             837             872            906

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(343)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.29          $13.27         $12.98          $13.19
    End of period                          $14.26          $13.46          $13.29         $13.27          $12.98
  Accumulation units outstanding
  at the end of period                     9,249           24,736          20,676         23,065          38,705

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(879)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.00          $19.54           N/A            N/A
    End of period                          $20.22          $22.27          $20.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                      177             177             185             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(334)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.54          $13.46
    End of period                           N/A             N/A             N/A           $14.95          $14.54
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            10,085

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.39          $12.38          $12.43         $12.11           N/A
    End of period                          $12.96          $13.39          $12.38         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     4,635           3,918           4,599          16,837           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(843)

  Accumulation unit value:
    Beginning of period                    $20.96          $18.95          $18.34           N/A            N/A
    End of period                          $19.36          $20.96          $18.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                      634             639             556             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(334)

  Accumulation unit value:
    Beginning of period                    $8.31           $8.03           $7.32           $6.30          $5.21
    End of period                          $8.07           $8.31           $8.03           $7.32          $6.30
  Accumulation units outstanding
  at the end of period                       -              332             332             333            333

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(334)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     29,543           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(370)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.80          $12.06         $10.94          $9.76
    End of period                          $15.47          $14.48          $12.80         $12.06          $10.94
  Accumulation units outstanding
  at the end of period                     7,671           7,672           6,178           1,727          4,063

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(370)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(791)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.45          $10.17           N/A            N/A
    End of period                          $11.48          $11.04          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,342          16,228          16,228           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(325)

  Accumulation unit value:
    Beginning of period                    $14.43          $12.91          $12.28         $11.26          $9.78
    End of period                          $15.35          $14.43          $12.91         $12.28          $11.26
  Accumulation units outstanding
  at the end of period                     19,882          43,233          45,450         43,928          50,743

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(325)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(943)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.78          $10.49           N/A            N/A
    End of period                          $12.28          $11.64          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,487          1,761           1,836            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(319)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.49          $11.99         $11.18          $9.97
    End of period                          $14.58          $13.71          $12.49         $11.99          $11.18
  Accumulation units outstanding
  at the end of period                     68,454         100,447          79,861         32,754          29,948

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(361)

  Accumulation unit value:
    Beginning of period                    $24.58          $22.09          $21.43         $19.75          $18.17
    End of period                          $25.85          $24.58          $22.09         $21.43          $19.75
  Accumulation units outstanding
  at the end of period                     10,238          16,822          17,539         17,224          17,863

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(361)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(367)

  Accumulation unit value:
    Beginning of period                    $27.74          $24.92          $24.00         $22.32          $20.19
    End of period                          $29.89          $27.74          $24.92         $24.00          $22.32
  Accumulation units outstanding
  at the end of period                      880            2,078           2,187           2,269           743

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(367)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(370)

  Accumulation unit value:
    Beginning of period                    $36.37          $34.80          $31.16         $26.97          $23.53
    End of period                          $41.73          $36.37          $34.80         $31.16          $26.97
  Accumulation units outstanding
  at the end of period                      507              -               -               -             926

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(370)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(343)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.27          $12.77         $11.32          $9.86
    End of period                          $15.38          $15.58          $13.27         $12.77          $11.32
  Accumulation units outstanding
  at the end of period                     2,295           2,401           2,726           2,833          2,884

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(343)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $16.30          $13.59          $12.54         $11.01          $9.46
    End of period                          $17.51          $16.30          $13.59         $12.54          $11.01
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1169)

  Accumulation unit value:
    Beginning of period                    $15.40          $14.48           N/A             N/A            N/A
    End of period                          $12.81          $15.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,876           4,060            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(357)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.36          $11.65         $11.14          $9.45
    End of period                          $15.10          $13.85          $12.36         $11.65          $11.14
  Accumulation units outstanding
  at the end of period                     2,103           2,225           2,362           2,362            -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(544)

  Accumulation unit value:
    Beginning of period                    $18.39          $17.90          $16.29         $15.84           N/A
    End of period                          $19.93          $18.39          $17.90         $16.29           N/A
  Accumulation units outstanding
  at the end of period                       -              694             698             848            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(406)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.43           $9.07          $8.67
    End of period                           N/A             N/A            $8.56           $9.43          $9.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(411)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.61          $9.85           $9.19          $8.74
    End of period                          $12.16          $11.51          $10.61          $9.85          $9.19
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(411)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(544)

  Accumulation unit value:
    Beginning of period                    $25.48          $24.89          $24.29         $22.94           N/A
    End of period                          $27.36          $25.48          $24.89         $24.29           N/A
  Accumulation units outstanding
  at the end of period                      464             476             479             582            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.72           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,677            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(441)

  Accumulation unit value:
    Beginning of period                    $17.97          $16.34          $16.15         $15.52          $14.34
    End of period                          $17.69          $17.97          $16.34         $16.15          $15.52
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                    $21.69          $18.46          $18.39         $15.82          $15.01
    End of period                          $23.80          $21.69          $18.46         $18.39          $15.82
  Accumulation units outstanding
  at the end of period                     1,727           1,821           1,930           1,930            -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(634)

  Accumulation unit value:
    Beginning of period                    $17.84          $17.41          $17.33         $16.55           N/A
    End of period                          $18.68          $17.84          $17.41         $17.33           N/A
  Accumulation units outstanding
  at the end of period                      722             761            1,471           2,682           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(441)

  Accumulation unit value:
    Beginning of period                    $14.91          $11.54          $9.94           $8.29          $7.45
    End of period                          $16.33          $14.91          $11.54          $9.94          $8.29
  Accumulation units outstanding
  at the end of period                     4,099           4,269           4,399           1,557            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(406)

  Accumulation unit value:
    Beginning of period                    $14.68          $14.52          $14.50         $14.26          $14.07
    End of period                          $15.28          $14.68          $14.52         $14.50          $14.26
  Accumulation units outstanding
  at the end of period                       -              907            1,757           3,126            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(357)

  Accumulation unit value:
    Beginning of period                    $19.56          $17.45          $16.38         $13.42          $11.60
    End of period                          $18.64          $19.56          $17.45         $16.38          $13.42
  Accumulation units outstanding
  at the end of period                     2,096           2,212           2,344           2,344            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(406)

  Accumulation unit value:
    Beginning of period                    $16.28          $14.24          $13.90         $12.31          $11.34
    End of period                          $14.85          $16.28          $14.24         $13.90          $12.31
  Accumulation units outstanding
  at the end of period                     1,121           1,151           1,160           1,543            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.54           N/A             N/A            N/A
    End of period                          $11.44          $12.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,633           16,362           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                    $15.81          $15.00          $15.81         $13.24          $10.23
    End of period                          $15.66          $15.81          $15.00         $15.81          $13.24
  Accumulation units outstanding
  at the end of period                       -               -             18,881         15,442            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(882)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.84          $10.85           N/A            N/A
    End of period                          $11.45          $10.99          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,180           3,055             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                    $16.17          $12.76          $13.82         $13.71          $11.30
    End of period                          $16.96          $16.17          $12.76         $13.82          $13.71
  Accumulation units outstanding
  at the end of period                       -             16,840          22,804         18,274            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(544)

  Accumulation unit value:
    Beginning of period                    $9.31           $8.14           $7.98           $7.29           N/A
    End of period                          $9.45           $9.31           $8.14           $7.98           N/A
  Accumulation units outstanding
  at the end of period                     1,912           1,963           1,979           2,636           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(336)

  Accumulation unit value:
    Beginning of period                    $22.55          $16.47          $15.28         $12.27          $10.06
    End of period                          $23.98          $22.55          $16.47         $15.28          $12.27
  Accumulation units outstanding
  at the end of period                       -             12,891          18,162         16,272            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.92          $10.37          $9.61           N/A
    End of period                          $11.96          $11.36          $10.92         $10.37           N/A
  Accumulation units outstanding
  at the end of period                     5,041           5,288           5,530           4,570           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(544)

  Accumulation unit value:
    Beginning of period                    $18.13          $14.75          $13.30         $11.56           N/A
    End of period                          $19.59          $18.13          $14.75         $13.30           N/A
  Accumulation units outstanding
  at the end of period                     4,092           4,380           1,109           1,325           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(807)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.79          $10.79           N/A            N/A
    End of period                          $13.62          $13.72          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     75,058          1,306           1,308            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1333)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,336            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1333)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                    $17.74          $17.34          $12.91         $11.19          $10.16
    End of period                          $18.23          $17.74          $17.34         $12.91          $11.19
  Accumulation units outstanding
  at the end of period                       -             13,406          16,701         15,540            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(544)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.79          $12.58         $11.30           N/A
    End of period                          $15.57          $14.80          $13.79         $12.58           N/A
  Accumulation units outstanding
  at the end of period                     7,528           7,873           5,721           5,572           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(406)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.50          $10.28          $9.54          $8.81
    End of period                          $12.15          $11.83          $10.50         $10.28          $9.54
  Accumulation units outstanding
  at the end of period                     5,014           5,128           3,365           5,653            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.93           N/A             N/A             N/A            N/A
    End of period                          $17.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,754            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(336)

  Accumulation unit value:
    Beginning of period                    $19.87          $18.26          $17.15         $15.62          $12.12
    End of period                          $17.12          $19.87          $18.26         $17.15          $15.62
  Accumulation units outstanding
  at the end of period                       -               -             18,852         17,132            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(336)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(547)

  Accumulation unit value:
    Beginning of period                    $15.12          $13.15          $12.89         $11.82           N/A
    End of period                          $14.49          $15.12          $13.15         $12.89           N/A
  Accumulation units outstanding
  at the end of period                     3,615           2,646            337             556            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(547)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(938)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.44          $14.11           N/A            N/A
    End of period                          $17.49          $14.89          $15.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,018           2,631            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.59           N/A             N/A             N/A            N/A
    End of period                          $17.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,413            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(544)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.28          $11.03          $9.70           N/A
    End of period                          $14.63          $14.06          $12.28         $11.03           N/A
  Accumulation units outstanding
  at the end of period                     1,097           1,127           1,134           1,382           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1204)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.76            N/A             N/A            N/A
    End of period                          $9.43           $8.75            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1204)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(377)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.29          $13.27         $12.98          $12.78
    End of period                          $14.26          $13.46          $13.29         $13.27          $12.98
  Accumulation units outstanding
  at the end of period                       -               -               -              180             -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(357)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.53          $13.78
    End of period                           N/A             N/A             N/A           $14.94          $14.53
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(357)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.37          $12.43         $12.10           N/A
    End of period                          $12.95          $13.38          $12.37         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     5,333           5,574           5,792           5,109           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(465)

  Accumulation unit value:
    Beginning of period                    $20.95          $18.94          $18.44         $17.17          $16.42
    End of period                          $19.35          $20.95          $18.94         $18.44          $17.17
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(465)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1064)

  Accumulation unit value:
    Beginning of period                    $8.31           $8.87            N/A             N/A            N/A
    End of period                          $8.07           $8.31            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(663)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.27           N/A
    End of period                           N/A             N/A             N/A           $10.27           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(389)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.85          $8.74
    End of period                           N/A             N/A             N/A            $9.98          $9.85
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(389)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.80          $12.05         $10.94          $9.89
    End of period                          $15.47          $14.48          $12.80         $12.05          $10.94
  Accumulation units outstanding
  at the end of period                     5,431           30,293          30,303         31,198            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(946)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.45          $10.28           N/A            N/A
    End of period                          $11.48          $11.04          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,003           10,424          11,802           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(946)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(377)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.91          $12.27         $11.26          $10.33
    End of period                          $15.34          $14.42          $12.91         $12.27          $11.26
  Accumulation units outstanding
  at the end of period                     7,689           7,691           8,054           8,433            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(377)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.48          $11.99         $11.18          $10.41
    End of period                          $14.57          $13.71          $12.48         $11.99          $11.18
  Accumulation units outstanding
  at the end of period                      950             976             981            1,197            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(377)

  Accumulation unit value:
    Beginning of period                    $24.56          $22.08          $21.42         $19.74          $18.06
    End of period                          $25.84          $24.56          $22.08         $21.42          $19.74
  Accumulation units outstanding
  at the end of period                     1,264           1,300           1,303           1,424            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(377)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(406)

  Accumulation unit value:
    Beginning of period                    $20.26          $17.12          $16.17         $14.39          $12.90
    End of period                          $21.38          $20.26          $17.12         $16.17          $14.39
  Accumulation units outstanding
  at the end of period                     3,393           3,560           3,732           3,898            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(544)

  Accumulation unit value:
    Beginning of period                    $27.72          $24.91          $23.99         $22.21           N/A
    End of period                          $29.87          $27.72          $24.91         $23.99           N/A
  Accumulation units outstanding
  at the end of period                      936             493             495             603            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(406)

  Accumulation unit value:
    Beginning of period                    $36.35          $34.78          $31.14         $26.96          $25.21
    End of period                          $41.70          $36.35          $34.78         $31.14          $26.96
  Accumulation units outstanding
  at the end of period                     2,140           2,252           2,368           2,456            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(544)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.26          $12.76         $11.23           N/A
    End of period                          $15.38          $15.58          $13.26         $12.76           N/A
  Accumulation units outstanding
  at the end of period                      941             966             972            1,185           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(544)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(728)

  Accumulation unit value:
    Beginning of period                    $16.28          $13.57          $12.53         $12.05           N/A
    End of period                          $17.49          $16.28          $13.57         $12.53           N/A
  Accumulation units outstanding
  at the end of period                     6,532           6,348           3,105            714            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(726)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.92         $10.89           N/A
    End of period                          $13.70          $12.10          $11.46         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     5,901           5,155           1,427            909            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(909)

  Accumulation unit value:
    Beginning of period                    $15.39          $11.53          $11.31           N/A            N/A
    End of period                          $12.80          $15.39          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,871          16,896          3,092            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(909)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(728)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.35          $11.64         $11.44           N/A
    End of period                          $15.09          $13.84          $12.35         $11.64           N/A
  Accumulation units outstanding
  at the end of period                     3,237           3,832            116             301            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(747)

  Accumulation unit value:
    Beginning of period                    $18.35          $17.86          $15.97           N/A            N/A
    End of period                          $19.89          $18.35          $17.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              415              63             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(747)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.59          $9.66            N/A            N/A
    End of period                          $12.13          $11.48          $10.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,585          13,252          4,122            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(773)

  Accumulation unit value:
    Beginning of period                    $23.85          $21.51          $20.63           N/A            N/A
    End of period                          $28.15          $23.85          $21.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,984            979            1,021            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(801)

  Accumulation unit value:
    Beginning of period                    $25.45          $24.86          $22.43           N/A            N/A
    End of period                          $27.33          $25.45          $24.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,957           2,190            237             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,283           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(747)

  Accumulation unit value:
    Beginning of period                    $17.95          $16.33          $15.79           N/A            N/A
    End of period                          $17.67          $17.95          $16.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,773           3,682            910             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(726)

  Accumulation unit value:
    Beginning of period                    $21.67          $18.44          $18.38         $17.91           N/A
    End of period                          $23.77          $21.67          $18.44         $18.38           N/A
  Accumulation units outstanding
  at the end of period                     2,445           1,905            767             70             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.32           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,193           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,830           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.01           N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,128          14,451           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,422           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(942)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.87          $10.26           N/A            N/A
    End of period                          $11.50          $12.53          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,483          9,647           1,113            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(719)

  Accumulation unit value:
    Beginning of period                    $17.81          $17.39          $17.31         $17.21           N/A
    End of period                          $18.65          $17.81          $17.39         $17.31           N/A
  Accumulation units outstanding
  at the end of period                     7,205           7,356           5,407            501            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.23          $11.12           N/A            N/A
    End of period                          $12.79          $12.72          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,118          8,149           2,370            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.22           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      357             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(771)

  Accumulation unit value:
    Beginning of period                    $14.89          $11.53          $10.10           N/A            N/A
    End of period                          $16.32          $14.89          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,931          16,116          8,359            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(771)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1006)

  Accumulation unit value:
    Beginning of period                    $22.25          $21.26           N/A             N/A            N/A
    End of period                          $23.50          $22.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,576           1,192            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(728)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.51          $14.48         $14.48           N/A
    End of period                          $15.26          $14.66          $14.51         $14.48           N/A
  Accumulation units outstanding
  at the end of period                     12,566          9,811           4,847            356            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.15           N/A             N/A            N/A
    End of period                          $13.97          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,719          4,213            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(726)

  Accumulation unit value:
    Beginning of period                    $19.54          $17.43          $16.37         $16.19           N/A
    End of period                          $18.63          $19.54          $17.43         $16.37           N/A
  Accumulation units outstanding
  at the end of period                     13,553          5,528           4,876            652            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(726)

  Accumulation unit value:
    Beginning of period                    $16.27          $14.23          $13.89         $13.78           N/A
    End of period                          $14.83          $16.27          $14.23         $13.89           N/A
  Accumulation units outstanding
  at the end of period                     10,184          8,862           1,699            91             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.54           N/A             N/A            N/A
    End of period                          $11.43          $12.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,816          48,047           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                    $15.80          $14.99          $15.80         $15.54           N/A
    End of period                          $15.65          $15.80          $14.99         $15.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -             26,763           268            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(782)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.83          $10.82           N/A            N/A
    End of period                          $11.44          $10.99          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,826           6,416           3,379            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(782)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(909)

  Accumulation unit value:
    Beginning of period                    $5.76           $4.33           $4.32            N/A            N/A
    End of period                          $5.88           $5.76           $4.33            N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,643          12,897          4,394            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(909)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(876)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.00          $10.41           N/A            N/A
    End of period                          $10.01          $11.10          $10.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,271           1,337           1,274            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                    $16.16          $12.75          $13.82         $13.56           N/A
    End of period                          $16.95          $16.16          $12.75         $13.82           N/A
  Accumulation units outstanding
  at the end of period                       -             18,585          32,764           307            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $10.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     35,433           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                    $11.77          $9.94            N/A             N/A            N/A
    End of period                          $11.00          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             33,068           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(773)

  Accumulation unit value:
    Beginning of period                    $9.30           $8.14           $7.90            N/A            N/A
    End of period                          $9.45           $9.30           $8.14            N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,560           7,428            127             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(876)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.11          $11.65           N/A            N/A
    End of period                          $11.37          $14.06          $12.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,985           5,578            634             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(724)

  Accumulation unit value:
    Beginning of period                    $22.54          $16.46          $15.27         $15.14           N/A
    End of period                          $23.97          $22.54          $16.46         $15.27           N/A
  Accumulation units outstanding
  at the end of period                       -             19,781          16,493           275            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(807)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.91          $10.52           N/A            N/A
    End of period                          $11.95          $11.35          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,500          13,321          9,990            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(948)

  Accumulation unit value:
    Beginning of period                    $18.12          $14.74          $13.95           N/A            N/A
    End of period                          $19.58          $18.12          $14.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,130          9,550           1,492            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.71          $11.79          $10.89         $10.53           N/A
    End of period                          $13.61          $13.71          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    321,452         201,679          64,965          1,180           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1156)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.87            N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,938           154             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(876)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.50          $10.50           N/A            N/A
    End of period                          $12.13          $10.74          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,991           2,847            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.13           N/A             N/A             N/A            N/A
    End of period                          $12.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,387            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1329)

  Accumulation unit value:
    Beginning of period                    $10.55           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,582            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1329)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(719)

  Accumulation unit value:
    Beginning of period                    $26.47          $22.39          $16.73         $16.44           N/A
    End of period                          $35.05          $26.47          $22.39         $16.73           N/A
  Accumulation units outstanding
  at the end of period                     17,922          13,868          6,039            141            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.33          $12.91         $12.56           N/A
    End of period                          $18.22          $17.73          $17.33         $12.91           N/A
  Accumulation units outstanding
  at the end of period                       -             18,853          17,340           331            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.88           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,998            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(747)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.79          $12.13           N/A            N/A
    End of period                          $15.56          $14.80          $13.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,938          11,244          2,306            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(726)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.50          $10.28         $10.23           N/A
    End of period                          $12.14          $11.82          $10.50         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     49,349          41,743          13,147           367            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,814            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.91           N/A             N/A             N/A            N/A
    End of period                          $17.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,111            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(724)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.25          $17.15         $16.52           N/A
    End of period                          $17.11          $19.86          $18.25         $17.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -             14,857           252            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(782)

  Accumulation unit value:
    Beginning of period                    $15.12          $13.15          $12.59           N/A            N/A
    End of period                          $14.48          $15.12          $13.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,283          13,091          1,546            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(782)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(909)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.52           $5.48            N/A            N/A
    End of period                          $6.62           $5.91           $5.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,517          11,575          3,270            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(909)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(722)

  Accumulation unit value:
    Beginning of period                    $14.88          $15.44          $11.35         $11.03           N/A
    End of period                          $17.49          $14.88          $15.44         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             86,954          65,416          1,878           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.59           N/A             N/A             N/A            N/A
    End of period                          $17.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     76,119           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.88          $11.06         $10.78           N/A
    End of period                          $14.14          $13.04          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     17,686          16,209          10,755          1,078           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(719)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.27          $11.02         $10.86           N/A
    End of period                          $14.62          $14.05          $12.27         $11.02           N/A
  Accumulation units outstanding
  at the end of period                     33,630          28,693          10,741          1,213           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(801)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.52           $7.49            N/A            N/A
    End of period                          $9.43           $8.75           $8.52            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,100            401             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      418             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(747)

  Accumulation unit value:
    Beginning of period                    $13.44          $13.28          $13.26           N/A            N/A
    End of period                          $14.24          $13.44          $13.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,311          14,098          11,996           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $22.61           N/A             N/A             N/A            N/A
    End of period                          $20.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       66             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(719)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.35          $12.41         $12.33           N/A
    End of period                          $12.93          $13.36          $12.35         $12.41           N/A
  Accumulation units outstanding
  at the end of period                     15,669          12,145          4,201            744            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(747)

  Accumulation unit value:
    Beginning of period                    $20.90          $18.89          $18.08           N/A            N/A
    End of period                          $19.30          $20.90          $18.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,485           3,234             57             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(726)

  Accumulation unit value:
    Beginning of period                    $8.30           $8.02           $7.31           $7.28           N/A
    End of period                          $8.06           $8.30           $8.02           $7.31           N/A
  Accumulation units outstanding
  at the end of period                       -             3,141           2,749            257            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(719)

  Accumulation unit value:
    Beginning of period                    $14.47          $12.79          $12.05         $11.81           N/A
    End of period                          $15.45          $14.47          $12.79         $12.05           N/A
  Accumulation units outstanding
  at the end of period                     34,325          33,597          16,148           14             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.45          $10.26           N/A            N/A
    End of period                          $11.48          $11.03          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,918          17,105          17,227           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1185)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.97           N/A             N/A            N/A
    End of period                          $15.33          $14.41           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,126           1,147            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(759)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.77          $10.39           N/A            N/A
    End of period                          $12.27          $11.64          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,752          12,891          13,048           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(782)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.47          $11.98           N/A            N/A
    End of period                          $14.56          $13.69          $12.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,430          64,697          52,133           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(782)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1156)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.16           N/A             N/A            N/A
    End of period                          $11.52          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,346            454             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(747)

  Accumulation unit value:
    Beginning of period                    $24.50          $22.03          $21.06           N/A            N/A
    End of period                          $25.78          $24.50          $22.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,674           5,584           2,301            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(692)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.43          $11.37         $11.38           N/A
    End of period                          $11.98          $11.69          $11.43         $11.37           N/A
  Accumulation units outstanding
  at the end of period                     34,940          9,961           9,136           9,136           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(747)

  Accumulation unit value:
    Beginning of period                    $20.23          $17.10          $15.86           N/A            N/A
    End of period                          $21.35          $20.23          $17.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,352           4,382            896             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(747)

  Accumulation unit value:
    Beginning of period                    $27.70          $24.89          $23.35           N/A            N/A
    End of period                          $29.85          $27.70          $24.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,845           4,084           3,265            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(728)

  Accumulation unit value:
    Beginning of period                    $36.31          $34.74          $31.11         $30.61           N/A
    End of period                          $41.65          $36.31          $34.74         $31.11           N/A
  Accumulation units outstanding
  at the end of period                     13,757          5,988           3,212            169            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(747)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.26          $12.42           N/A            N/A
    End of period                          $15.37          $15.58          $13.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,722          15,839          4,077            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.17%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(739)

  Accumulation unit value:
    Beginning of period                    $16.26          $13.56          $12.26           N/A            N/A
    End of period                          $17.47          $16.26          $13.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,626           9,686           5,137            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(712)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.45          $10.91         $10.67           N/A
    End of period                          $13.69          $12.09          $11.45         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     2,335           2,566           2,228           1,135           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(956)

  Accumulation unit value:
    Beginning of period                    $15.39          $11.53          $11.18           N/A            N/A
    End of period                          $12.80          $15.39          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      696             898             420             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(739)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.35          $11.19           N/A            N/A
    End of period                          $15.08          $13.84          $12.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,243           2,118           11,306           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(940)

  Accumulation unit value:
    Beginning of period                    $18.35          $17.86          $16.81           N/A            N/A
    End of period                          $19.88          $18.35          $17.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              202              31             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(712)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.59          $9.83           $9.62           N/A
    End of period                          $12.13          $11.49          $10.59          $9.83           N/A
  Accumulation units outstanding
  at the end of period                     31,113          18,970          15,165          2,518           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(905)

  Accumulation unit value:
    Beginning of period                    $23.83          $21.49          $20.89           N/A            N/A
    End of period                          $28.13          $23.83          $21.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,762           2,782           2,724            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(739)

  Accumulation unit value:
    Beginning of period                    $25.42          $24.83          $23.63           N/A            N/A
    End of period                          $27.29          $25.42          $24.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,926           5,507            486             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.56           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,900            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(773)

  Accumulation unit value:
    Beginning of period                    $17.93          $16.31          $15.77           N/A            N/A
    End of period                          $17.65          $17.93          $16.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,048           1,075            793             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(759)

  Accumulation unit value:
    Beginning of period                    $21.65          $18.42          $17.86           N/A            N/A
    End of period                          $23.74          $21.65          $18.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                      298              82             617             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,178           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,365           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1193)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.64           N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,686           2,471            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1193)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,657            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(921)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.87          $10.67           N/A            N/A
    End of period                          $11.50          $12.52          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      666             645             651             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(921)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(773)

  Accumulation unit value:
    Beginning of period                    $17.79          $17.37          $17.35           N/A            N/A
    End of period                          $18.63          $17.79          $17.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,037          16,800          12,762           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(969)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $11.18           N/A            N/A
    End of period                          $12.83          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       25              25              2              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(969)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1184)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.12           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,060           2,159            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(759)

  Accumulation unit value:
    Beginning of period                    $14.88          $11.52          $9.84            N/A            N/A
    End of period                          $16.30          $14.88          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,890          16,257          5,676            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(940)

  Accumulation unit value:
    Beginning of period                    $22.24          $20.28          $19.01           N/A            N/A
    End of period                          $23.49          $22.24          $20.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      302             320             249             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(791)

  Accumulation unit value:
    Beginning of period                    $14.64          $14.49          $14.35           N/A            N/A
    End of period                          $15.24          $14.64          $14.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      519            1,713           1,661            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.48            N/A             N/A            N/A
    End of period                          $13.97          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      638             398             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(773)

  Accumulation unit value:
    Beginning of period                    $19.53          $17.42          $16.04           N/A            N/A
    End of period                          $18.61          $19.53          $17.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,085           2,794           2,887            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(773)

  Accumulation unit value:
    Beginning of period                    $16.25          $14.22          $13.52           N/A            N/A
    End of period                          $14.82          $16.25          $14.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,381           2,129           2,149            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,201           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1426)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.53           N/A             N/A            N/A
    End of period                          $11.42          $12.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,301          19,381           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(719)

  Accumulation unit value:
    Beginning of period                    $15.79          $14.99          $15.80         $15.41           N/A
    End of period                          $15.64          $15.79          $14.99         $15.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -             20,381          2,351           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(774)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.83          $10.86           N/A            N/A
    End of period                          $11.43          $10.98          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,842           5,118           5,293            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(774)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.56            N/A             N/A            N/A
    End of period                          $5.88           $5.76            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,808           835             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                    $11.09          $9.99           $10.46         $10.16           N/A
    End of period                          $10.00          $11.09          $9.99          $10.46           N/A
  Accumulation units outstanding
  at the end of period                      809             768             809             795            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(790)

  Accumulation unit value:
    Beginning of period                    $16.16          $12.75          $13.09           N/A            N/A
    End of period                          $16.94          $16.16          $12.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             17,043          6,736            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.98           N/A             N/A             N/A            N/A
    End of period                          $10.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,701            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1079)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.37           N/A             N/A            N/A
    End of period                          $10.99          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,817            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(820)

  Accumulation unit value:
    Beginning of period                    $9.30           $8.13           $7.64            N/A            N/A
    End of period                          $9.44           $9.30           $8.13            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,088           3,290           3,459            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.10          $11.65         $11.26           N/A
    End of period                          $11.36          $14.05          $12.10         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     2,144           1,761           1,825            717            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(719)

  Accumulation unit value:
    Beginning of period                    $22.53          $16.45          $15.27         $15.23           N/A
    End of period                          $23.96          $22.53          $16.45         $15.27           N/A
  Accumulation units outstanding
  at the end of period                       -             17,881          12,695          2,409           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.91          $10.36          $9.73           N/A
    End of period                          $11.94          $11.34          $10.91         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     11,094          9,972           5,356           1,243           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(774)

  Accumulation unit value:
    Beginning of period                    $18.11          $14.74          $13.37           N/A            N/A
    End of period                          $19.56          $18.11          $14.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,177          9,387           6,505            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(774)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.71          $11.79          $10.89          $9.78           N/A
    End of period                          $13.61          $13.71          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    108,879         139,709         112,469         24,064           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1155)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.83            N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      476             419             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1155)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(757)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.49          $10.00           N/A            N/A
    End of period                          $12.13          $10.74          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              390             391             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.13           N/A             N/A             N/A            N/A
    End of period                          $12.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      389             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $26.45          $22.38          $16.72         $17.15           N/A
    End of period                          $35.02          $26.45          $22.38         $16.72           N/A
  Accumulation units outstanding
  at the end of period                     6,347           6,365           4,993            235            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(757)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.33          $12.95           N/A            N/A
    End of period                          $18.22          $17.73          $17.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,259           18,034           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.88           N/A             N/A             N/A            N/A
    End of period                          $10.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,585            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1193)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.14           N/A             N/A            N/A
    End of period                          $10.85          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,592            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1193)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(774)

  Accumulation unit value:
    Beginning of period                    $14.79          $13.78          $12.52           N/A            N/A
    End of period                          $15.55          $14.79          $13.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,593           4,599           4,648            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(774)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(774)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.49          $10.16           N/A            N/A
    End of period                          $12.13          $11.82          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,923          17,645          17,265           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(774)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.90           N/A             N/A             N/A            N/A
    End of period                          $17.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,046            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(719)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.24          $17.15         $16.45           N/A
    End of period                          $17.10          $19.86          $18.24         $17.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,301            816            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(774)

  Accumulation unit value:
    Beginning of period                    $15.11          $13.14          $12.38           N/A            N/A
    End of period                          $14.47          $15.11          $13.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,689           7,670           7,945            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(774)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $5.90           $5.52           $5.50           $5.41           N/A
    End of period                          $6.62           $5.90           $5.52           $5.50           N/A
  Accumulation units outstanding
  at the end of period                     5,563           4,420           2,094            747            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(719)

  Accumulation unit value:
    Beginning of period                    $14.88          $15.44          $11.35         $10.95           N/A
    End of period                          $17.48          $14.88          $15.44         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             33,102          33,603          3,004           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.58           N/A             N/A             N/A            N/A
    End of period                          $17.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,476           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.88          $10.42           N/A            N/A
    End of period                          $14.13          $13.04          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,683           21,797          1,472            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(712)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.27          $11.02         $10.54           N/A
    End of period                          $14.61          $14.04          $12.27         $11.02           N/A
  Accumulation units outstanding
  at the end of period                     1,792           3,111           1,860            765            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(773)

  Accumulation unit value:
    Beginning of period                    $13.43          $13.27          $13.25           N/A            N/A
    End of period                          $14.23          $13.43          $13.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,568          16,298          8,195            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(956)

  Accumulation unit value:
    Beginning of period                    $22.21          $19.95          $19.79           N/A            N/A
    End of period                          $20.15          $22.21          $19.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,434           2,464            235             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(773)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.34          $12.47           N/A            N/A
    End of period                          $12.92          $13.35          $12.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,631           6,740           6,524            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(1184)

  Accumulation unit value:
    Beginning of period                    $20.90          $20.32           N/A             N/A            N/A
    End of period                          $19.30          $20.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,026           1,076            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,964           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(697)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.78          $12.04         $11.26           N/A
    End of period                          $15.43          $14.45          $12.78         $12.04           N/A
  Accumulation units outstanding
  at the end of period                     48,981          49,806          50,930         13,029           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(853)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.45          $10.35           N/A            N/A
    End of period                          $11.47          $11.03          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,475          6,147           5,593            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(691)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.89          $12.26         $11.28           N/A
    End of period                          $15.31          $14.40          $12.89         $12.26           N/A
  Accumulation units outstanding
  at the end of period                    114,375         131,266         122,594          9,987           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.77          $10.43           N/A            N/A
    End of period                          $12.27          $11.64          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,337          31,870          31,948           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(699)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.46          $11.97         $11.51           N/A
    End of period                          $14.54          $13.68          $12.46         $11.97           N/A
  Accumulation units outstanding
  at the end of period                    257,873         255,166         238,505          7,505           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(897)

  Accumulation unit value:
    Beginning of period                    $24.50          $22.03          $21.64           N/A            N/A
    End of period                          $25.77          $24.50          $22.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,867           2,910            899             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.42          $11.36         $11.36           N/A
    End of period                          $11.97          $11.68          $11.42         $11.36           N/A
  Accumulation units outstanding
  at the end of period                     17,006          16,596          22,608         13,776           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(759)

  Accumulation unit value:
    Beginning of period                    $20.24          $17.10          $16.04           N/A            N/A
    End of period                          $21.36          $20.24          $17.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,653           3,060           2,252            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(940)

  Accumulation unit value:
    Beginning of period                    $27.66          $24.86          $23.48           N/A            N/A
    End of period                          $29.80          $27.66          $24.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,765           2,698            709             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(940)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(739)

  Accumulation unit value:
    Beginning of period                    $36.27          $34.70          $30.00           N/A            N/A
    End of period                          $41.59          $36.27          $34.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,820           7,991           4,042            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(739)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(820)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.25          $12.32           N/A            N/A
    End of period                          $15.35          $15.56          $13.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,587           4,659           1,482            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.63           N/A             N/A             N/A            N/A
    End of period                          $17.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,623            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(481)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.44          $10.91         $10.14          $9.98
    End of period                          $13.67          $12.08          $11.44         $10.91          $10.14
  Accumulation units outstanding
  at the end of period                       25              72             242             209            102

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(451)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.34          $11.64         $11.13          $10.91
    End of period                          $15.06          $13.82          $12.34         $11.64          $11.13
  Accumulation units outstanding
  at the end of period                       23             299             168             42              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(481)

  Accumulation unit value:
    Beginning of period                    $18.30          $17.82          $16.22         $15.79          $15.55
    End of period                          $19.83          $18.30          $17.82         $16.22          $15.79
  Accumulation units outstanding
  at the end of period                       -               -              127             128             66

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(481)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.58          $9.82           $9.18          $9.10
    End of period                          $12.11          $11.47          $10.58          $9.82          $9.18
  Accumulation units outstanding
  at the end of period                       -               -             4,228            221            112

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.50           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,440            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68           N/A             N/A             N/A            N/A
    End of period                          $10.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,470            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(481)

  Accumulation unit value:
    Beginning of period                    $17.89          $16.27          $16.09         $15.47          $15.28
    End of period                          $17.60          $17.89          $16.27         $16.09          $15.47
  Accumulation units outstanding
  at the end of period                       -               -              261             262            133

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(697)

  Accumulation unit value:
    Beginning of period                    $21.99          $18.64          $18.38         $16.80           N/A
    End of period                          $24.11          $21.99          $18.64         $18.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               3               3             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     39,829           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.15           N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,309            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.84           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      705             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(481)

  Accumulation unit value:
    Beginning of period                    $17.74          $17.32          $17.26         $16.50          $16.48
    End of period                          $18.57          $17.74          $17.32         $17.26          $16.50
  Accumulation units outstanding
  at the end of period                     1,833           1,840            122             123             62

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1112)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.28           N/A             N/A            N/A
    End of period                          $12.78          $12.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(681)

  Accumulation unit value:
    Beginning of period                    $14.84          $11.50          $9.92           $8.83           N/A
    End of period                          $16.26          $14.84          $11.50          $9.92           N/A
  Accumulation units outstanding
  at the end of period                     2,359             72              47             10             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(539)

  Accumulation unit value:
    Beginning of period                    $14.60          $14.45          $14.43         $14.54           N/A
    End of period                          $15.19          $14.60          $14.45         $14.43           N/A
  Accumulation units outstanding
  at the end of period                     1,613           1,813           1,887           1,818           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(539)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.05           N/A             N/A             N/A            N/A
    End of period                          $13.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,262            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(481)

  Accumulation unit value:
    Beginning of period                    $19.48          $17.38          $16.33         $13.38          $13.24
    End of period                          $18.56          $19.48          $17.38         $16.33          $13.38
  Accumulation units outstanding
  at the end of period                      280             321             434             427             46

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(481)

  Accumulation unit value:
    Beginning of period                    $16.22          $14.19          $13.86         $12.28          $12.20
    End of period                          $14.78          $16.22          $14.19         $13.86          $12.28
  Accumulation units outstanding
  at the end of period                      333             331             514             517             67

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(585)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.82          $10.86         $10.49           N/A
    End of period                          $11.42          $10.97          $10.82         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     9,336           9,638           6,828           7,912           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(514)

  Accumulation unit value:
    Beginning of period                    $11.08          $9.98           $10.45          $9.94           N/A
    End of period                          $9.98           $11.08          $9.98          $10.45           N/A
  Accumulation units outstanding
  at the end of period                      214             224             233             243            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(449)

  Accumulation unit value:
    Beginning of period                    $16.14          $12.74          $13.81         $13.67          $12.37
    End of period                          $16.92          $16.14          $12.74         $13.81          $13.67
  Accumulation units outstanding
  at the end of period                       -               98              58             16            4,770

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1160)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.82           N/A             N/A            N/A
    End of period                          $10.99          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(477)

  Accumulation unit value:
    Beginning of period                    $9.28           $8.12           $7.96           $7.31          $7.09
    End of period                          $9.42           $9.28           $8.12           $7.96          $7.31
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.08          $11.64         $11.10           N/A
    End of period                          $11.34          $14.03          $12.08         $11.64           N/A
  Accumulation units outstanding
  at the end of period                      192             200             209             217            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(449)

  Accumulation unit value:
    Beginning of period                    $22.72          $16.59          $15.40         $12.37          $11.92
    End of period                          $24.16          $22.72          $16.59         $15.40          $12.37
  Accumulation units outstanding
  at the end of period                       -             1,848           4,888           1,583            1

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.89          $10.35         $10.78           N/A
    End of period                          $11.91          $11.32          $10.89         $10.35           N/A
  Accumulation units outstanding
  at the end of period                      296             309             322             335            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(585)

  Accumulation unit value:
    Beginning of period                    $18.09          $14.73          $13.28         $11.19           N/A
    End of period                          $19.54          $18.09          $14.73         $13.28           N/A
  Accumulation units outstanding
  at the end of period                     9,893           9,084           9,550           9,026           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89         $10.53           N/A
    End of period                          $13.60          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    127,884          51,591          3,189           3,908           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $26.41          $22.35          $16.70         $13.39           N/A
    End of period                          $34.95          $26.41          $22.35         $16.70           N/A
  Accumulation units outstanding
  at the end of period                      159             166            1,181            180            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(451)

  Accumulation unit value:
    Beginning of period                    $17.71          $17.31          $12.90         $11.18          $10.25
    End of period                          $18.20          $17.71          $17.31         $12.90          $11.18
  Accumulation units outstanding
  at the end of period                       -               -             3,881            109             56

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(585)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.76          $12.56         $10.99           N/A
    End of period                          $15.53          $14.77          $13.76         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     10,427          9,403           8,887           6,686           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.57          $10.35          $9.61          $9.08
    End of period                          $12.21          $11.90          $10.57         $10.35          $9.61
  Accumulation units outstanding
  at the end of period                     15,200          14,035          13,418         10,933          5,505

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.86           N/A             N/A             N/A            N/A
    End of period                          $17.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       66             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(451)

  Accumulation unit value:
    Beginning of period                    $19.84          $18.23          $17.13         $15.61          $15.27
    End of period                          $17.08          $19.84          $18.23         $17.13          $15.61
  Accumulation units outstanding
  at the end of period                       -               -               75             78              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(585)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.13          $12.88         $11.03           N/A
    End of period                          $14.45          $15.09          $13.13         $12.88           N/A
  Accumulation units outstanding
  at the end of period                     10,515          9,468           8,952           6,699           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(514)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.51           $5.50           $5.79           N/A
    End of period                          $6.60           $5.89           $5.51           $5.50           N/A
  Accumulation units outstanding
  at the end of period                      367             384             400             416            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                    $14.87          $15.43          $11.35         $10.31           N/A
    End of period                          $17.47          $14.87          $15.43         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -             14,830          9,335           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(842)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.88          $11.12           N/A            N/A
    End of period                          $14.12          $13.03          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,315            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(481)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.25          $11.01          $9.54          $9.29
    End of period                          $14.58          $14.02          $12.25         $11.01          $9.54
  Accumulation units outstanding
  at the end of period                     1,667           1,381           1,686           1,710           110

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(689)

  Accumulation unit value:
    Beginning of period                    $8.73           $8.51           $7.97           $7.27           N/A
    End of period                          $9.41           $8.73           $8.51           $7.97           N/A
  Accumulation units outstanding
  at the end of period                       -              351             193             55             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.24          $13.23         $12.95          $12.81
    End of period                          $14.19          $13.40          $13.24         $13.23          $12.95
  Accumulation units outstanding
  at the end of period                     3,610           3,781           3,573           1,689          1,911

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(448)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(481)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.47          $14.45
    End of period                           N/A             N/A             N/A           $14.88          $14.47
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              71

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.33          $12.33          $12.39         $12.07           N/A
    End of period                          $12.89          $13.33          $12.33         $12.39           N/A
  Accumulation units outstanding
  at the end of period                     2,515           2,491            172             173            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(689)

  Accumulation unit value:
    Beginning of period                    $8.28           $8.01           $7.30           $6.44           N/A
    End of period                          $8.04           $8.28           $8.01           $7.30           N/A
  Accumulation units outstanding
  at the end of period                       -              373             202             54             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13          $10.03
    End of period                           N/A             N/A             N/A           $10.26          $10.13
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             102

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.05          $9.52
    End of period                           N/A             N/A             N/A           $10.21          $10.05
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             685

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.83          $9.29
    End of period                           N/A             N/A             N/A            $9.96          $9.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            5,648

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.75          $12.02         $10.91          $10.37
    End of period                          $15.40          $14.42          $12.75         $12.02          $10.91
  Accumulation units outstanding
  at the end of period                     17,344          22,079          23,937            -             629

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.45          $10.30          $9.94           N/A
    End of period                          $11.46          $11.02          $10.45         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(449)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.65          $12.04         $11.04          $10.80
    End of period                          $15.02          $14.13          $12.65         $12.04          $11.04
  Accumulation units outstanding
  at the end of period                     2,974           3,218           3,364           3,805          3,990

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(449)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1085)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.90           N/A             N/A            N/A
    End of period                          $12.26          $11.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.44          $11.95         $11.15          $10.77
    End of period                          $14.51          $13.65          $12.44         $11.95          $11.15
  Accumulation units outstanding
  at the end of period                     1,777           1,935           1,951           2,204          2,071

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(462)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.52          $10.04
    End of period                           N/A             N/A             N/A           $10.71          $10.52
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             654

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                    $24.43          $21.97          $21.33         $19.66          $18.94
    End of period                          $25.69          $24.43          $21.97         $21.33          $19.66
  Accumulation units outstanding
  at the end of period                     1,758           1,926           2,916           1,801           901

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(481)

  Accumulation unit value:
    Beginning of period                    $20.22          $17.09          $16.15         $14.39          $14.18
    End of period                          $21.33          $20.22          $17.09         $16.15          $14.39
  Accumulation units outstanding
  at the end of period                      371             407             605             608             72

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(477)

  Accumulation unit value:
    Beginning of period                    $27.58          $24.79          $23.89         $22.22          $21.46
    End of period                          $29.71          $27.58          $24.79         $23.89          $22.22
  Accumulation units outstanding
  at the end of period                       -               -              145             146           1,866

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(451)

  Accumulation unit value:
    Beginning of period                    $36.16          $34.61          $31.01         $26.85          $25.87
    End of period                          $41.46          $36.16          $34.61         $31.01          $26.85
  Accumulation units outstanding
  at the end of period                       -               -               45             45              23

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(451)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(477)

  Accumulation unit value:
    Beginning of period                    $15.53          $13.23          $12.74         $11.30          $10.88
    End of period                          $15.32          $15.53          $13.23         $12.74          $11.30
  Accumulation units outstanding
  at the end of period                      474             521             915             920           2,551

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(477)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1143)

  Accumulation unit value:
    Beginning of period                    $16.21          $14.94           N/A             N/A            N/A
    End of period                          $17.40          $16.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              402             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.98           N/A             N/A            N/A
    End of period                          $13.67          $12.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,870           2,883            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $11.23           N/A            N/A
    End of period                          $12.79          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      511            1,095            501             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.70           N/A             N/A            N/A
    End of period                          $15.05          $13.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      849            1,311            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(862)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.58          $9.95            N/A            N/A
    End of period                          $12.10          $11.46          $10.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,415           2,480           2,515            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1143)

  Accumulation unit value:
    Beginning of period                    $23.75          $21.82           N/A             N/A            N/A
    End of period                          $28.02          $23.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              283             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(698)

  Accumulation unit value:
    Beginning of period                    $25.33          $24.76          $24.18         $22.82           N/A
    End of period                          $27.19          $25.33          $24.76         $24.18           N/A
  Accumulation units outstanding
  at the end of period                     1,095           1,529            305             126            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.53           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      531             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity
Division(1041)

  Accumulation unit value:
    Beginning of period                    $17.88          $16.88           N/A             N/A            N/A
    End of period                          $17.59          $17.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,453           1,945            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity
Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                    $21.58          $18.37          $18.31         $16.91           N/A
    End of period                          $23.66          $21.58          $18.37         $18.31           N/A
  Accumulation units outstanding
  at the end of period                      144              -              201             170            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.43           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      623             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $10.78           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,102            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.52          $12.16           N/A             N/A            N/A
    End of period                          $11.49          $12.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,112           1,427            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(817)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.31          $17.14           N/A            N/A
    End of period                          $18.56          $17.73          $17.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                      839             836             835             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.89           N/A             N/A            N/A
    End of period                          $12.78          $12.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,849           1,400            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(698)

  Accumulation unit value:
    Beginning of period                    $14.84          $11.49          $9.91           $9.22           N/A
    End of period                          $16.25          $14.84          $11.49          $9.91           N/A
  Accumulation units outstanding
  at the end of period                     3,746           2,951            492             417            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(945)

  Accumulation unit value:
    Beginning of period                    $14.59          $14.44          $14.28           N/A            N/A
    End of period                          $15.25          $14.59          $14.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,870             15              34             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1143)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.11            N/A             N/A            N/A
    End of period                          $13.96          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      845            1,046            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(780)

  Accumulation unit value:
    Beginning of period                    $19.48          $17.38          $16.43           N/A            N/A
    End of period                          $18.55          $19.48          $17.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,373           4,622           4,638            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(862)

  Accumulation unit value:
    Beginning of period                    $16.21          $14.18          $13.81           N/A            N/A
    End of period                          $14.77          $16.21          $14.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                      596             609             606             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.51           N/A             N/A            N/A
    End of period                          $11.39          $11.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,813           6,322            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                    $15.78          $14.97          $15.79         $14.65           N/A
    End of period                          $15.61          $15.78          $14.97         $15.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,897           1,897           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.81          $10.85         $10.84           N/A
    End of period                          $11.41          $10.97          $10.81         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     26,325          18,349          18,152          2,684           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1143)

  Accumulation unit value:
    Beginning of period                    $5.75           $5.09            N/A             N/A            N/A
    End of period                          $5.86           $5.75            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      811            1,280            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                    $16.13          $12.74          $13.81         $12.72           N/A
    End of period                          $16.92          $16.13          $12.74         $13.81           N/A
  Accumulation units outstanding
  at the end of period                       -             3,733           3,733           2,179           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $10.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,472            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1041)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.07           N/A             N/A            N/A
    End of period                          $10.99          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,130            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1143)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.71           N/A             N/A            N/A
    End of period                          $11.33          $14.02           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              531             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1143)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(695)

  Accumulation unit value:
    Beginning of period                    $22.50          $16.44          $15.26         $13.91           N/A
    End of period                          $23.92          $22.50          $16.44         $15.26           N/A
  Accumulation units outstanding
  at the end of period                       -             6,866           5,528           1,967           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.88          $10.34          $9.84           N/A
    End of period                          $11.90          $11.31          $10.88         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     1,981           2,254             -              174            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(706)

  Accumulation unit value:
    Beginning of period                    $18.09          $14.72          $13.28         $12.55           N/A
    End of period                          $19.53          $18.09          $14.72         $13.28           N/A
  Accumulation units outstanding
  at the end of period                     22,547          23,656          18,937          2,936           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89         $10.35           N/A
    End of period                          $13.59          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     56,971          24,695          24,615           827            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(743)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.49          $10.42           N/A            N/A
    End of period                          $12.12          $10.73          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,406            320             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.12           N/A             N/A             N/A            N/A
    End of period                          $12.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,070            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $26.39          $22.34          $16.69         $16.03           N/A
    End of period                          $34.93          $26.39          $22.34         $16.69           N/A
  Accumulation units outstanding
  at the end of period                     1,372           1,590           1,235            160            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                    $17.70          $17.31          $12.90         $11.42           N/A
    End of period                          $18.19          $17.70          $17.31         $12.90           N/A
  Accumulation units outstanding
  at the end of period                       -             6,000           5,957           2,384           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(706)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.76          $12.56         $11.96           N/A
    End of period                          $15.52          $14.77          $13.76         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     17,442          17,432          17,793          2,572           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(706)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.27          $9.98           N/A
    End of period                          $12.11          $11.80          $10.48         $10.27           N/A
  Accumulation units outstanding
  at the end of period                     28,732          25,119          25,236          5,433           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.85           N/A             N/A             N/A            N/A
    End of period                          $17.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,289            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(695)

  Accumulation unit value:
    Beginning of period                    $19.83          $18.23          $17.13         $15.15           N/A
    End of period                          $17.08          $19.83          $18.23         $17.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,271           1,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(706)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.13          $12.87         $12.24           N/A
    End of period                          $14.45          $15.09          $13.13         $12.87           N/A
  Accumulation units outstanding
  at the end of period                     19,380          19,206          19,349          2,431           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(743)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.50           $5.29            N/A            N/A
    End of period                          $6.60           $5.89           $5.50            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              630             630             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(698)

  Accumulation unit value:
    Beginning of period                    $14.87          $15.43          $11.35         $10.47           N/A
    End of period                          $17.46          $14.87          $15.43         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             3,560           10,295           550            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.57           N/A             N/A             N/A            N/A
    End of period                          $17.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,165            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.88          $11.06         $10.49           N/A
    End of period                          $14.12          $13.03          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     1,187           1,242           1,242            816            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(789)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.25          $10.69           N/A            N/A
    End of period                          $14.58          $14.02          $12.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,329           5,886           5,376            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(695)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.24          $13.22         $13.22           N/A
    End of period                          $14.19          $13.40          $13.24         $13.22           N/A
  Accumulation units outstanding
  at the end of period                     2,069           2,304           1,076            489            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(817)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.32          $11.96           N/A            N/A
    End of period                          $12.88          $13.32          $12.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,072           1,284            366             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $14.41          $12.75          $11.71           N/A            N/A
    End of period                          $15.39          $14.41          $12.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              712             809             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(848)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.45          $10.30           N/A            N/A
    End of period                          $11.46          $11.02          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,009           18,264           819             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(703)

  Accumulation unit value:
    Beginning of period                    $14.36          $12.86          $12.23         $11.75           N/A
    End of period                          $15.27          $14.36          $12.86         $12.23           N/A
  Accumulation units outstanding
  at the end of period                     16,570          18,825          10,844          4,255           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(762)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.77          $10.43           N/A            N/A
    End of period                          $12.25          $11.63          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,883          10,241          17,586           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(766)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.43          $11.86           N/A            N/A
    End of period                          $14.50          $13.65          $12.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,902          26,398          20,692           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(780)

  Accumulation unit value:
    Beginning of period                    $24.42          $21.96          $21.68           N/A            N/A
    End of period                          $25.67          $24.42          $21.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,139            969             969             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(780)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(695)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.38          $11.33         $11.34           N/A
    End of period                          $11.99          $11.63          $11.38         $11.33           N/A
  Accumulation units outstanding
  at the end of period                     2,546             20              43              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(698)

  Accumulation unit value:
    Beginning of period                    $20.21          $17.09          $16.15         $15.49           N/A
    End of period                          $21.32          $20.21          $17.09         $16.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -              147             124            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(797)

  Accumulation unit value:
    Beginning of period                    $27.56          $24.78          $22.67           N/A            N/A
    End of period                          $29.68          $27.56          $24.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,223           1,135           1,151            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(797)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(695)

  Accumulation unit value:
    Beginning of period                    $36.14          $34.59          $30.99         $28.48           N/A
    End of period                          $41.44          $36.14          $34.59         $30.99           N/A
  Accumulation units outstanding
  at the end of period                     1,872           2,009           1,967            407            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(780)

  Accumulation unit value:
    Beginning of period                    $15.53          $13.22          $12.91           N/A            N/A
    End of period                          $15.32          $15.53          $13.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,801           6,725           4,434            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(780)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(704)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.90         $10.65           N/A
    End of period                          $13.66          $12.06          $11.43         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $10.14           N/A            N/A
    End of period                          $12.79          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,682            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $14.14           N/A             N/A             N/A            N/A
    End of period                          $15.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      711             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(704)

  Accumulation unit value:
    Beginning of period                    $18.27          $17.79          $16.20         $15.66           N/A
    End of period                          $19.79          $18.27          $17.79         $16.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(828)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.57          $9.50            N/A            N/A
    End of period                          $12.09          $11.46          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,932           1,636           5,792            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $28.38           N/A             N/A             N/A            N/A
    End of period                          $27.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,454            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.95           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,645            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(704)

  Accumulation unit value:
    Beginning of period                    $17.86          $16.25          $16.07         $15.57           N/A
    End of period                          $17.57          $17.86          $16.25         $16.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.80            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,389            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,439            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.15           N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,082           19,303           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.68            N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,049            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1115)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.32           N/A             N/A            N/A
    End of period                          $11.49          $12.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,054            943             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(704)

  Accumulation unit value:
    Beginning of period                    $17.71          $17.30          $17.23         $17.01           N/A
    End of period                          $18.54          $17.71          $17.30         $17.23           N/A
  Accumulation units outstanding
  at the end of period                     1,629            626              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.22          $9.98            N/A            N/A
    End of period                          $12.77          $12.71          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      175              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.16           N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      981             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(975)

  Accumulation unit value:
    Beginning of period                    $14.83          $11.48          $11.47           N/A            N/A
    End of period                          $16.24          $14.83          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,317            867              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(704)

  Accumulation unit value:
    Beginning of period                    $14.57          $14.43          $14.41         $14.36           N/A
    End of period                          $15.16          $14.57          $14.43         $14.41           N/A
  Accumulation units outstanding
  at the end of period                     2,133             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.18            N/A             N/A            N/A
    End of period                          $13.96          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,121             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $20.39           N/A             N/A             N/A            N/A
    End of period                          $18.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      287             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1115)

  Accumulation unit value:
    Beginning of period                    $16.19          $14.19           N/A             N/A            N/A
    End of period                          $14.76          $16.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,232            753             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.50           N/A             N/A            N/A
    End of period                          $11.38          $11.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,538           2,614            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                    $15.77          $14.97          $15.78         $15.38           N/A
    End of period                          $15.61          $15.77          $14.97         $15.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,250            326            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(733)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.81          $10.85         $10.82           N/A
    End of period                          $11.41          $10.96          $10.81         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     3,901           3,975           4,062            769            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1024)

  Accumulation unit value:
    Beginning of period                    $5.74           $4.79            N/A             N/A            N/A
    End of period                          $5.86           $5.74            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1024)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                    $16.13          $12.73          $13.80         $13.36           N/A
    End of period                          $16.91          $16.13          $12.73         $13.80           N/A
  Accumulation units outstanding
  at the end of period                       -             2,255           1,549            376            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $10.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,842            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1024)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.46           N/A             N/A            N/A
    End of period                          $11.32          $14.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      452              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1024)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(723)

  Accumulation unit value:
    Beginning of period                    $22.49          $16.43          $15.25         $14.95           N/A
    End of period                          $23.91          $22.49          $16.43         $15.25           N/A
  Accumulation units outstanding
  at the end of period                       -             1,774           2,966            882            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(723)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.88          $10.33         $10.05           N/A
    End of period                          $11.90          $11.31          $10.88         $10.33           N/A
  Accumulation units outstanding
  at the end of period                     1,911           1,968           1,356            375            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(723)

  Accumulation unit value:
    Beginning of period                    $18.08          $14.72          $13.28         $12.62           N/A
    End of period                          $19.52          $18.08          $14.72         $13.28           N/A
  Accumulation units outstanding
  at the end of period                     21,400          22,424          20,370          1,490           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(733)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89         $10.81           N/A
    End of period                          $13.59          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     27,711          12,375          18,423           770            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.36           N/A             N/A             N/A            N/A
    End of period                          $11.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,170            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(723)

  Accumulation unit value:
    Beginning of period                    $26.38          $22.32          $16.68         $16.20           N/A
    End of period                          $34.90          $26.38          $22.32         $16.68           N/A
  Accumulation units outstanding
  at the end of period                     1,964           1,349           1,163            232            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                    $17.70          $17.30          $12.89         $12.47           N/A
    End of period                          $18.18          $17.70          $17.30         $12.89           N/A
  Accumulation units outstanding
  at the end of period                       -             1,271           2,628            302            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.87           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      330             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(723)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.76          $12.56         $12.16           N/A
    End of period                          $15.51          $14.76          $13.76         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     17,485          18,419          17,843           516            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(723)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.26         $10.08           N/A
    End of period                          $12.10          $11.80          $10.48         $10.26           N/A
  Accumulation units outstanding
  at the end of period                     35,409          36,971          31,948          3,111           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.84           N/A             N/A             N/A            N/A
    End of period                          $17.65           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,866            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(723)

  Accumulation unit value:
    Beginning of period                    $19.83          $18.22          $17.13         $16.29           N/A
    End of period                          $17.07          $19.83          $18.22         $17.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,374            154            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(723)

  Accumulation unit value:
    Beginning of period                    $15.08          $13.12          $12.87         $12.50           N/A
    End of period                          $14.44          $15.08          $13.12         $12.87           N/A
  Accumulation units outstanding
  at the end of period                     16,322          17,228          17,125           502            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(723)

  Accumulation unit value:
    Beginning of period                    $5.88           $5.50           $5.49           $5.43           N/A
    End of period                          $6.59           $5.88           $5.50           $5.49           N/A
  Accumulation units outstanding
  at the end of period                     3,791           3,901           2,724            693            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(733)

  Accumulation unit value:
    Beginning of period                    $14.87          $15.43          $11.35         $11.24           N/A
    End of period                          $17.46          $14.87          $15.43         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,548            740            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.56           N/A             N/A             N/A            N/A
    End of period                          $17.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,035            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.87          $11.06         $10.76           N/A
    End of period                          $14.11          $13.03          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     9,720           8,586           8,529           1,632           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.10           N/A             N/A            N/A
    End of period                          $14.57          $14.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,922            883             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1115)

  Accumulation unit value:
    Beginning of period                    $8.73           $7.77            N/A             N/A            N/A
    End of period                          $9.40           $8.73            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,375            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(704)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.23          $13.21         $13.19           N/A
    End of period                          $14.17          $13.39          $13.23         $13.21           N/A
  Accumulation units outstanding
  at the end of period                     4,742           1,644           4,624             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(704)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.31          $12.37         $12.27           N/A
    End of period                          $12.87          $13.30          $12.31         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     3,489            855              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      820             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      822             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      820             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(842)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.74          $11.84           N/A            N/A
    End of period                          $15.37          $14.40          $12.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,398          18,535          19,113           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.44           N/A             N/A             N/A            N/A
    End of period                          $11.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      413             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(733)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.85          $12.22         $12.14           N/A
    End of period                          $15.25          $14.35          $12.85         $12.22           N/A
  Accumulation units outstanding
  at the end of period                     10,313          9,144           10,094           685            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(882)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.77          $10.62           N/A            N/A
    End of period                          $12.25          $11.63          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,782             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(828)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.42          $11.48           N/A            N/A
    End of period                          $14.49          $13.63          $12.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,366          14,535          17,633           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.37          $11.32         $11.33           N/A
    End of period                          $11.91          $11.62          $11.37         $11.32           N/A
  Accumulation units outstanding
  at the end of period                     5,416             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(704)

  Accumulation unit value:
    Beginning of period                    $20.21          $17.08          $16.15         $15.78           N/A
    End of period                          $21.31          $20.21          $17.08         $16.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(704)

  Accumulation unit value:
    Beginning of period                    $27.53          $24.75          $23.85         $23.12           N/A
    End of period                          $29.65          $27.53          $24.75         $23.85           N/A
  Accumulation units outstanding
  at the end of period                     1,683             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                    $36.10          $33.27           N/A             N/A            N/A
    End of period                          $41.38          $36.10           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      316             321             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(704)

  Accumulation unit value:
    Beginning of period                    $15.52          $13.22          $12.73         $12.24           N/A
    End of period                          $15.30          $15.52          $13.22         $12.73           N/A
  Accumulation units outstanding
  at the end of period                      246              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.22%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(594)

  Accumulation unit value:
    Beginning of period                    $16.17          $13.49          $12.46         $11.15           N/A
    End of period                          $17.36          $16.17          $13.49         $12.46           N/A
  Accumulation units outstanding
  at the end of period                     1,057           1,073            848             808            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(767)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.66           N/A            N/A
    End of period                          $13.65          $12.06          $11.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,508           1,586            547             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(968)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $11.45           N/A            N/A
    End of period                          $12.78          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      381             399              76             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.39           $9.13           N/A
    End of period                           N/A             N/A            $8.52           $9.39           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,012           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(654)

  Accumulation unit value:
    Beginning of period                    $25.27          $24.70          $24.13         $21.79           N/A
    End of period                          $27.12          $25.27          $24.70         $24.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(654)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(570)

  Accumulation unit value:
    Beginning of period                    $17.84          $16.24          $16.06         $15.10           N/A
    End of period                          $17.55          $17.84          $16.24         $16.06           N/A
  Accumulation units outstanding
  at the end of period                      795             795             847             795            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,018            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(968)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $11.07           N/A            N/A
    End of period                          $11.48          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      337             354              52             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(968)

  Accumulation unit value:
    Beginning of period                    $17.69          $17.28          $17.15           N/A            N/A
    End of period                          $18.51          $17.69          $17.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      522             547             168             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1122)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.58           N/A             N/A            N/A
    End of period                          $12.77          $12.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      221             232             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(767)

  Accumulation unit value:
    Beginning of period                    $14.81          $11.47          $10.01           N/A            N/A
    End of period                          $16.22          $14.81          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                      588             629             414             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(968)

  Accumulation unit value:
    Beginning of period                    $22.09          $20.16          $20.19           N/A            N/A
    End of period                          $23.32          $22.09          $20.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                      197             206              43             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(968)

  Accumulation unit value:
    Beginning of period                    $14.55          $14.41          $14.32           N/A            N/A
    End of period                          $15.14          $14.55          $14.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                      271             284             101             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(570)

  Accumulation unit value:
    Beginning of period                    $19.44          $17.35          $16.30         $14.06           N/A
    End of period                          $18.52          $19.44          $17.35         $16.30           N/A
  Accumulation units outstanding
  at the end of period                     1,083           1,073           1,067            837            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(557)

  Accumulation unit value:
    Beginning of period                    $16.18          $14.16          $13.84         $12.62           N/A
    End of period                          $14.75          $16.18          $14.16         $13.84           N/A
  Accumulation units outstanding
  at the end of period                     2,398           2,297           2,231           1,897           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.49           N/A             N/A            N/A
    End of period                          $11.37          $11.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,922           1,998            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                    $15.76          $14.96          $15.78         $13.23          $12.65
    End of period                          $15.60          $15.76          $14.96         $15.78          $13.23
  Accumulation units outstanding
  at the end of period                       -               -             1,401           1,413           837

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(968)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.81          $10.73           N/A            N/A
    End of period                          $11.40          $10.95          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              403             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,648            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                    $16.12          $12.73          $13.80         $13.69          $13.02
    End of period                          $16.90          $16.12          $12.73         $13.80          $13.69
  Accumulation units outstanding
  at the end of period                       -             2,441           2,515           2,476           813

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(514)

  Accumulation unit value:
    Beginning of period                    $9.26           $8.10           $7.95           $7.58           N/A
    End of period                          $9.40           $9.26           $8.10           $7.95           N/A
  Accumulation units outstanding
  at the end of period                     2,374           5,872           5,790           5,688           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(473)

  Accumulation unit value:
    Beginning of period                    $22.48          $16.43          $15.25         $12.26          $11.91
    End of period                          $23.90          $22.48          $16.43         $15.25          $12.26
  Accumulation units outstanding
  at the end of period                       -             1,159           1,370           1,500           889

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(570)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.87          $10.33         $10.58           N/A
    End of period                          $11.89          $11.30          $10.87         $10.33           N/A
  Accumulation units outstanding
  at the end of period                     7,662            290             290             290            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(654)

  Accumulation unit value:
    Beginning of period                    $18.07          $14.71          $13.27         $11.50           N/A
    End of period                          $19.50          $18.07          $14.71         $13.27           N/A
  Accumulation units outstanding
  at the end of period                     2,851           2,869           2,893             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(654)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(874)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.78          $11.27           N/A            N/A
    End of period                          $13.59          $13.70          $11.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,697          18,410          14,189           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(874)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $32.36           N/A             N/A             N/A            N/A
    End of period                          $34.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      309             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                    $17.69          $17.30          $12.89         $11.18          $10.77
    End of period                          $18.17          $17.69          $17.30         $12.89          $11.18
  Accumulation units outstanding
  at the end of period                       -             1,299           1,356           1,795           983

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(795)

  Accumulation unit value:
    Beginning of period                    $14.75          $13.75          $12.36           N/A            N/A
    End of period                          $15.50          $14.75          $13.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,027           3,046           3,007            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(521)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.47          $10.26          $9.75           N/A
    End of period                          $12.09          $11.79          $10.47         $10.26           N/A
  Accumulation units outstanding
  at the end of period                     7,223           7,257           7,207           3,117           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.82           N/A             N/A             N/A            N/A
    End of period                          $17.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,149            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(473)

  Accumulation unit value:
    Beginning of period                    $19.82          $18.21          $17.13         $15.60          $15.56
    End of period                          $17.06          $19.82          $18.21         $17.13          $15.60
  Accumulation units outstanding
  at the end of period                       -               -             1,255           1,330           680

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(796)

  Accumulation unit value:
    Beginning of period                    $15.07          $13.12          $11.90           N/A            N/A
    End of period                          $14.43          $15.07          $13.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,096           3,116           3,076            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(796)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(1030)

  Accumulation unit value:
    Beginning of period                    $14.87          $14.64           N/A             N/A            N/A
    End of period                          $17.46          $14.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               28             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.56           N/A             N/A             N/A            N/A
    End of period                          $17.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       27             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1003)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.23           N/A             N/A            N/A
    End of period                          $14.11          $13.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      378             294             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(557)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.24          $11.00          $9.95           N/A
    End of period                          $14.56          $14.00          $12.24         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     2,979           2,171           1,598           1,499           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(570)

  Accumulation unit value:
    Beginning of period                    $8.72           $8.50           $7.96           $7.87           N/A
    End of period                          $9.40           $8.72           $8.50           $7.96           N/A
  Accumulation units outstanding
  at the end of period                       -             1,525           1,525           1,525           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(570)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(514)

  Accumulation unit value:
    Beginning of period                    $13.37          $13.22          $13.21         $13.06           N/A
    End of period                          $14.16          $13.37          $13.22         $13.21           N/A
  Accumulation units outstanding
  at the end of period                     1,875           3,983           3,114           2,788           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(1122)

  Accumulation unit value:
    Beginning of period                    $22.08          $19.54           N/A             N/A            N/A
    End of period                          $20.03          $22.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      263             275             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.48           N/A
    End of period                           N/A             N/A             N/A           $14.84           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.31          $12.37         $12.05           N/A
    End of period                          $12.86          $13.30          $12.31         $12.37           N/A
  Accumulation units outstanding
  at the end of period                      498             513             309             191            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $10.53           N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,498            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(498)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.36           N/A
    End of period                           N/A             N/A             N/A           $10.20           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(498)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(526)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22           N/A
    End of period                           N/A             N/A             N/A            $9.94           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(526)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $14.39          $12.73          $12.00         $10.49           N/A
    End of period                          $15.36          $14.39          $12.73         $12.00           N/A
  Accumulation units outstanding
  at the end of period                     13,307          13,600          13,873         14,200           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(743)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.44          $10.22           N/A            N/A
    End of period                          $11.45          $11.02          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                      484            5,080             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(536)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.84          $12.22         $11.21           N/A
    End of period                          $15.24          $14.33          $12.84         $12.22           N/A
  Accumulation units outstanding
  at the end of period                     26,710          31,410          32,210         59,620           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(939)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.77          $10.43           N/A            N/A
    End of period                          $12.25          $11.62          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,388           15,143           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.42          $11.93         $11.13          $10.69
    End of period                          $14.47          $13.62          $12.42         $11.93          $11.13
  Accumulation units outstanding
  at the end of period                     1,352           1,366           1,381            286            290

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(456)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                    $24.36          $21.92          $21.28         $20.02           N/A
    End of period                          $25.61          $24.36          $21.92         $21.28           N/A
  Accumulation units outstanding
  at the end of period                     2,640           2,650           2,661           2,671           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1122)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.49           N/A             N/A            N/A
    End of period                          $11.89          $11.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      559             585             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                    $20.20          $17.08          $16.14         $14.75           N/A
    End of period                          $21.30          $20.20          $17.08         $16.14           N/A
  Accumulation units outstanding
  at the end of period                     1,309           1,344            706             626            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(514)

  Accumulation unit value:
    Beginning of period                    $27.50          $24.73          $23.83         $23.01           N/A
    End of period                          $29.61          $27.50          $24.73         $23.83           N/A
  Accumulation units outstanding
  at the end of period                     1,405           2,135           1,682           1,210           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(514)

  Accumulation unit value:
    Beginning of period                    $36.06          $34.52          $30.93         $28.08           N/A
    End of period                          $41.33          $36.06          $34.52         $30.93           N/A
  Accumulation units outstanding
  at the end of period                     1,508           2,471           2,318           2,268           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(514)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.21          $12.72         $11.72           N/A
    End of period                          $15.29          $15.51          $13.21         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     2,701           5,090           4,332           4,162           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.220%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(545)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.42          $10.89         $10.19           N/A
    End of period                          $13.62          $12.04          $11.42         $10.89           N/A
  Accumulation units outstanding
  at the end of period                      105             105             105             102            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(545)

  Accumulation unit value:
    Beginning of period                    $18.20          $17.73          $16.15         $15.64           N/A
    End of period                          $19.72          $18.20          $17.73         $16.15           N/A
  Accumulation units outstanding
  at the end of period                       -               68              68             66             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(933)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.55          $9.99            N/A            N/A
    End of period                          $12.06          $11.43          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,152            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(545)

  Accumulation unit value:
    Beginning of period                    $17.80          $16.20          $16.02         $15.28           N/A
    End of period                          $17.50          $17.80          $16.20         $16.02           N/A
  Accumulation units outstanding
  at the end of period                      140             140             140             136            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.93            N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             7,358            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(470)

  Accumulation unit value:
    Beginning of period                    $17.64          $17.23          $17.17         $16.43          $16.33
    End of period                          $18.45          $17.64          $17.23         $17.17          $16.43
  Accumulation units outstanding
  at the end of period                      283             299             312             311           4,933

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                    $14.52          $14.38          $14.36         $14.07           N/A
    End of period                          $15.10          $14.52          $14.38         $14.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(545)

  Accumulation unit value:
    Beginning of period                    $19.41          $17.32          $16.28         $14.00           N/A
    End of period                          $18.48          $19.41          $17.32         $16.28           N/A
  Accumulation units outstanding
  at the end of period                       76              76              76             74             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(545)

  Accumulation unit value:
    Beginning of period                    $16.14          $14.14          $13.81         $12.38           N/A
    End of period                          $14.71          $16.14          $14.14         $13.81           N/A
  Accumulation units outstanding
  at the end of period                       86              86              86             84             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.47           N/A             N/A            N/A
    End of period                          $11.34          $11.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,389           3,389            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.95          $15.77         $13.25           N/A
    End of period                          $15.58          $15.75          $14.95         $15.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,468           2,468           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.80          $10.84         $10.90           N/A
    End of period                          $11.38          $10.95          $10.80         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       98              98              98             95             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                    $16.10          $12.72          $13.79         $13.76           N/A
    End of period                          $16.88          $16.10          $12.72         $13.79           N/A
  Accumulation units outstanding
  at the end of period                       -             2,515           2,515           2,515           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(480)

  Accumulation unit value:
    Beginning of period                    $9.24           $8.09           $7.94           $7.30          $7.18
    End of period                          $9.38           $9.24           $8.09           $7.94          $7.30
  Accumulation units outstanding
  at the end of period                     1,254           1,343           1,418           1,419          1,420

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(505)

  Accumulation unit value:
    Beginning of period                    $22.46          $16.41          $15.24         $12.97           N/A
    End of period                          $23.87          $22.46          $16.41         $15.24           N/A
  Accumulation units outstanding
  at the end of period                       -             2,523           5,822           2,523           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.78          $10.89         $10.49           N/A
    End of period                          $13.57          $13.69          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     21,350          6,516           5,477          13,757           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                    $26.31          $22.27          $18.49           N/A            N/A
    End of period                          $34.79          $26.31          $22.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,554            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                    $17.67          $17.28          $12.88         $11.19           N/A
    End of period                          $18.15          $17.67          $17.28         $12.88           N/A
  Accumulation units outstanding
  at the end of period                       -             3,020           3,020           3,018           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(480)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.74          $12.55         $11.08          $10.98
    End of period                          $15.48          $14.73          $13.74         $12.55          $11.08
  Accumulation units outstanding
  at the end of period                      164             176             185             186            186

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.79           N/A             N/A             N/A            N/A
    End of period                          $17.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,338            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(480)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.20          $17.11         $15.60          $15.57
    End of period                          $17.03          $19.80          $18.20         $17.11          $15.60
  Accumulation units outstanding
  at the end of period                       -               -             2,447           2,447           262

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(706)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.43          $11.35         $10.71           N/A
    End of period                          $17.44          $14.86          $15.43         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,986           4,861           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(545)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.22          $10.99          $9.64           N/A
    End of period                          $14.53          $13.98          $12.22         $10.99           N/A
  Accumulation units outstanding
  at the end of period                      221             221             221             215            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(480)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.19          $13.18         $12.91          $12.93
    End of period                          $14.12          $13.35          $13.19         $13.18          $12.91
  Accumulation units outstanding
  at the end of period                     22,512          21,774          20,757         20,571           789

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(480)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(470)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.41          $14.30
    End of period                           N/A             N/A             N/A           $14.81          $14.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,059

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.28          $12.35         $12.03           N/A
    End of period                          $12.83          $13.27          $12.28         $12.35           N/A
  Accumulation units outstanding
  at the end of period                      862             917             963             962            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.44          $10.29          $9.96           N/A
    End of period                          $11.44          $11.01          $10.44         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(470)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.81          $12.20         $11.20          $10.89
    End of period                          $15.20          $14.30          $12.81         $12.20          $11.20
  Accumulation units outstanding
  at the end of period                       -               -               -               -            7,023

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(470)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.39          $11.91         $11.11          $10.84
    End of period                          $14.44          $13.59          $12.39         $11.91          $11.11
  Accumulation units outstanding
  at the end of period                     2,228           2,445           2,913           3,420          11,015

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(545)

  Accumulation unit value:
    Beginning of period                    $24.30          $21.86          $21.23         $19.78           N/A
    End of period                          $25.54          $24.30          $21.86         $21.23           N/A
  Accumulation units outstanding
  at the end of period                       54              54              54             53             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(545)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.06          $16.13         $14.41           N/A
    End of period                          $21.28          $20.18          $17.06         $16.13           N/A
  Accumulation units outstanding
  at the end of period                       74              74              74             72             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $29.17           N/A             N/A             N/A            N/A
    End of period                          $29.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       46             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(545)

  Accumulation unit value:
    Beginning of period                    $35.95          $34.43          $30.86         $26.87           N/A
    End of period                          $41.20          $35.95          $34.43         $30.86           N/A
  Accumulation units outstanding
  at the end of period                       40              40              40             39             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(545)

  Accumulation unit value:
    Beginning of period                    $15.48          $13.19          $12.71         $11.21           N/A
    End of period                          $15.26          $15.48          $13.19         $12.71           N/A
  Accumulation units outstanding
  at the end of period                     1,498           1,062            406             278            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(545)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.42          $10.89         $10.11           N/A
    End of period                          $13.62          $12.04          $11.42         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     3,577           3,577           1,596             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.31          $11.61         $10.71           N/A
    End of period                          $15.00          $13.78          $12.31         $11.61           N/A
  Accumulation units outstanding
  at the end of period                     3,134           3,135           1,415             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $18.19          $17.72          $16.14         $15.61           N/A
    End of period                          $19.70          $18.19          $17.72         $16.14           N/A
  Accumulation units outstanding
  at the end of period                       -              616             616              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(587)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.55          $9.80           $9.05           N/A
    End of period                          $12.06          $11.43          $10.55          $9.80           N/A
  Accumulation units outstanding
  at the end of period                       -              382             383             383            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(620)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.31          $21.38         $19.13           N/A
    End of period                          $27.85          $23.61          $21.31         $21.38           N/A
  Accumulation units outstanding
  at the end of period                      357             357             345             337            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(620)

  Accumulation unit value:
    Beginning of period                    $25.19          $24.62          $24.06         $21.84           N/A
    End of period                          $27.02          $25.19          $24.62         $24.06           N/A
  Accumulation units outstanding
  at the end of period                      624             624             601             588            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.89           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,820            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.65           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,766            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.17           N/A             N/A             N/A            N/A
    End of period                          $10.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,484            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.58           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,679            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(835)

  Accumulation unit value:
    Beginning of period                    $17.63          $17.22          $17.10           N/A            N/A
    End of period                          $18.44          $17.63          $17.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,833           2,017           2,085            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(587)

  Accumulation unit value:
    Beginning of period                    $14.77          $11.45          $9.87           $8.35           N/A
    End of period                          $16.17          $14.77          $11.45          $9.87           N/A
  Accumulation units outstanding
  at the end of period                      790             790             769             753            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(756)

  Accumulation unit value:
    Beginning of period                    $22.01          $20.09          $18.56           N/A            N/A
    End of period                          $23.24          $22.01          $20.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(850)

  Accumulation unit value:
    Beginning of period                    $14.51          $14.37          $14.50           N/A            N/A
    End of period                          $15.09          $14.51          $14.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,444           3,503           3,528            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(698)

  Accumulation unit value:
    Beginning of period                    $19.39          $17.31          $16.27         $15.14           N/A
    End of period                          $18.46          $19.39          $17.31         $16.27           N/A
  Accumulation units outstanding
  at the end of period                     6,816           8,233           9,041           7,986           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(587)

  Accumulation unit value:
    Beginning of period                    $16.14          $14.13          $13.81         $12.37           N/A
    End of period                          $14.70          $16.14          $14.13         $13.81           N/A
  Accumulation units outstanding
  at the end of period                     3,424           3,909           3,883           4,148           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.47           N/A             N/A            N/A
    End of period                          $11.34          $11.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,219           15,195           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.95          $15.77         $13.94           N/A
    End of period                          $15.57          $15.75          $14.95         $15.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -             16,909         13,503           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(803)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.79          $10.72           N/A            N/A
    End of period                          $11.38          $10.94          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,769           1,742           1,624            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(884)

  Accumulation unit value:
    Beginning of period                    $11.03          $9.94           $10.40           N/A            N/A
    End of period                          $9.93           $11.03          $9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,700             -             1,630            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                    $16.10          $12.72          $13.79         $12.86           N/A
    End of period                          $16.88          $16.10          $12.72         $13.79           N/A
  Accumulation units outstanding
  at the end of period                       -             4,036           6,587           9,739           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $10.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,359            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1169)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.07           N/A             N/A            N/A
    End of period                          $10.98          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,357            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1169)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(587)

  Accumulation unit value:
    Beginning of period                    $9.24           $8.09           $7.93           $7.31           N/A
    End of period                          $9.37           $9.24           $8.09           $7.93           N/A
  Accumulation units outstanding
  at the end of period                     4,694           4,694           4,661            882            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(686)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.04          $11.60         $10.48           N/A
    End of period                          $11.29          $13.97          $12.04         $11.60           N/A
  Accumulation units outstanding
  at the end of period                      254             218             233             244            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(594)

  Accumulation unit value:
    Beginning of period                    $22.45          $16.41          $15.24         $12.70           N/A
    End of period                          $23.87          $22.45          $16.41         $15.24           N/A
  Accumulation units outstanding
  at the end of period                       -             11,297          17,907         14,124           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(743)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.85          $10.24           N/A            N/A
    End of period                          $11.86          $11.27          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,421           2,553            959             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(587)

  Accumulation unit value:
    Beginning of period                    $18.04          $14.69          $13.26         $11.31           N/A
    End of period                          $19.47          $18.04          $14.69         $13.26           N/A
  Accumulation units outstanding
  at the end of period                     14,711          14,028          12,653          7,610           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.78          $10.89         $10.74           N/A
    End of period                          $13.57          $13.69          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    109,032          88,533          80,953          3,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(850)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.48          $10.01           N/A            N/A
    End of period                          $12.10          $10.72          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              504             542             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.10           N/A             N/A             N/A            N/A
    End of period                          $12.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      422             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(743)

  Accumulation unit value:
    Beginning of period                    $26.30          $22.26          $16.14           N/A            N/A
    End of period                          $34.78          $26.30          $22.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,385           1,431            532             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(589)

  Accumulation unit value:
    Beginning of period                    $17.66          $17.28          $12.88         $11.10           N/A
    End of period                          $18.15          $17.66          $17.28         $12.88           N/A
  Accumulation units outstanding
  at the end of period                       -             4,026           7,662          10,392           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(587)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.73          $12.54         $11.25           N/A
    End of period                          $15.47          $14.73          $13.73         $12.54           N/A
  Accumulation units outstanding
  at the end of period                     12,708          13,451          13,786          9,605           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(587)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.46          $10.25          $9.50           N/A
    End of period                          $12.07          $11.77          $10.46         $10.25           N/A
  Accumulation units outstanding
  at the end of period                     35,019          39,869          41,587         13,643           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.78           N/A             N/A             N/A            N/A
    End of period                          $17.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,028            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(594)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.19          $17.11         $15.06           N/A
    End of period                          $17.03          $19.80          $18.19         $17.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -             12,722          9,722           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(587)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.10          $12.86         $11.34           N/A
    End of period                          $14.40          $15.05          $13.10         $12.86           N/A
  Accumulation units outstanding
  at the end of period                     10,980          11,601          11,926          8,611           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(620)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.49           $5.48           $4.86           N/A
    End of period                          $6.57           $5.87           $5.49           $5.48           N/A
  Accumulation units outstanding
  at the end of period                     5,062           5,467           5,025           1,326           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(714)

  Accumulation unit value:
    Beginning of period                    $14.85          $15.42          $11.35         $10.79           N/A
    End of period                          $17.44          $14.85          $15.42         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             8,014           6,150            556            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.54           N/A             N/A             N/A            N/A
    End of period                          $17.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,521            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                    $13.02          $11.87          $10.78           N/A            N/A
    End of period                          $14.09          $13.02          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,054          11,430          12,142           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.22          $10.99          $9.48           N/A
    End of period                          $14.53          $13.98          $12.22         $10.99           N/A
  Accumulation units outstanding
  at the end of period                     6,136           6,474           7,139           1,204           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(686)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.18          $13.18         $13.17           N/A
    End of period                          $14.12          $13.34          $13.18         $13.18           N/A
  Accumulation units outstanding
  at the end of period                     2,764           5,194           4,663            424            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(587)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.13           N/A
    End of period                           N/A             N/A             N/A           $14.80           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.26          $12.27          $12.34         $12.02           N/A
    End of period                          $12.82          $13.26          $12.27         $12.34           N/A
  Accumulation units outstanding
  at the end of period                     2,696           2,727           2,763            767            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(888)

  Accumulation unit value:
    Beginning of period                    $20.71          $18.74          $18.72           N/A            N/A
    End of period                          $19.11          $20.71          $18.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              563             563             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(888)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(888)

  Accumulation unit value:
    Beginning of period                    $8.25           $7.98           $7.51            N/A            N/A
    End of period                          $8.01           $8.25           $7.98            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,385           2,385            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(888)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $14.35          $12.70          $11.97         $10.89           N/A
    End of period                          $15.32          $14.35          $12.70         $11.97           N/A
  Accumulation units outstanding
  at the end of period                     4,445           5,591           5,777             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(888)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.44          $10.34           N/A            N/A
    End of period                          $11.44          $11.01          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,242           2,242            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(888)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(650)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.81          $12.19         $11.05           N/A
    End of period                          $15.19          $14.30          $12.81         $12.19           N/A
  Accumulation units outstanding
  at the end of period                       -             36,625          37,331         12,014           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.76          $10.48         $10.38           N/A
    End of period                          $12.24          $11.62          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     5,444           5,613           6,339          34,449           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.39          $11.90         $11.02           N/A
    End of period                          $14.43          $13.59          $12.39         $11.90           N/A
  Accumulation units outstanding
  at the end of period                     8,389           10,516          11,575         11,773           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(587)

  Accumulation unit value:
    Beginning of period                    $24.28          $21.84          $21.22         $19.59           N/A
    End of period                          $25.51          $24.28          $21.84         $21.22           N/A
  Accumulation units outstanding
  at the end of period                     1,212           1,314           2,430            665            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(714)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.32          $11.27         $11.28           N/A
    End of period                          $11.85          $11.57          $11.32         $11.27           N/A
  Accumulation units outstanding
  at the end of period                     15,565          20,349           328           16,952           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(587)

  Accumulation unit value:
    Beginning of period                    $20.17          $17.06          $16.13         $14.55           N/A
    End of period                          $21.27          $20.17          $17.06         $16.13           N/A
  Accumulation units outstanding
  at the end of period                      461             461             445            1,074           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $27.40          $24.65          $23.76         $21.97           N/A
    End of period                          $29.50          $27.40          $24.65         $23.76           N/A
  Accumulation units outstanding
  at the end of period                     17,346          24,155          29,349         11,032           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(587)

  Accumulation unit value:
    Beginning of period                    $35.93          $34.41          $30.84         $27.53           N/A
    End of period                          $41.18          $35.93          $34.41         $30.84           N/A
  Accumulation units outstanding
  at the end of period                     11,124          14,937          17,854          7,137           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(587)

  Accumulation unit value:
    Beginning of period                    $15.48          $13.19          $12.70         $11.32           N/A
    End of period                          $15.26          $15.48          $13.19         $12.70           N/A
  Accumulation units outstanding
  at the end of period                     28,754          40,988          48,510         19,093           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.27%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(419)

  Accumulation unit value:
    Beginning of period                    $16.08          $13.42          $12.40         $10.90          $9.62
    End of period                          $17.26          $16.08          $13.42         $12.40          $10.90
  Accumulation units outstanding
  at the end of period                     12,880          3,488             79             80              80

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(476)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.41          $10.88         $10.12          $9.70
    End of period                          $13.61          $12.03          $11.41         $10.88          $10.12
  Accumulation units outstanding
  at the end of period                     1,247           1,159           1,206           5,640           212

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(507)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.35           N/A
    End of period                           N/A             N/A             N/A            $9.03           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1219)

  Accumulation unit value:
    Beginning of period                    $15.37          $14.99           N/A             N/A            N/A
    End of period                          $12.76          $15.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,214            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1219)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(419)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.30          $11.61         $11.11          $10.05
    End of period                          $14.99          $13.77          $12.30         $11.61          $11.11
  Accumulation units outstanding
  at the end of period                     3,224           3,274           3,274           3,275          1,015

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(507)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.68          $16.11         $16.11           N/A
    End of period                          $19.66          $18.15          $17.68         $16.11           N/A
  Accumulation units outstanding
  at the end of period                       -              501             532            3,416           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.36           $9.00          $8.61
    End of period                           N/A             N/A            $8.48           $9.36          $9.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             4,742          4,742

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(419)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.54          $9.79           $9.15          $8.62
    End of period                          $12.04          $11.41          $10.54          $9.79          $9.15
  Accumulation units outstanding
  at the end of period                     4,033            783             784             639            239

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $26.86           N/A             N/A             N/A            N/A
    End of period                          $26.95           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,231            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.15           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,334           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(520)

  Accumulation unit value:
    Beginning of period                    $17.75          $16.16          $15.99         $15.69           N/A
    End of period                          $17.45          $17.75          $16.16         $15.99           N/A
  Accumulation units outstanding
  at the end of period                     5,391           4,918           4,989           3,589           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(562)

  Accumulation unit value:
    Beginning of period                    $21.43          $18.25          $18.21         $16.57           N/A
    End of period                          $23.48          $21.43          $18.25         $18.21           N/A
  Accumulation units outstanding
  at the end of period                     1,640            366             460             534            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(562)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,252            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(441)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.19          $17.13         $16.39          $16.05
    End of period                          $18.40          $17.59          $17.19         $17.13          $16.39
  Accumulation units outstanding
  at the end of period                     6,201           5,790           5,853           4,027           705

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(880)

  Accumulation unit value:
    Beginning of period                    $14.75          $11.43          $10.03           N/A            N/A
    End of period                          $16.14          $14.75          $11.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,959          9,310           4,900            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(807)

  Accumulation unit value:
    Beginning of period                    $21.96          $20.05          $18.02           N/A            N/A
    End of period                          $23.18          $21.96          $20.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                      577             434             464             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(807)

  Accumulation unit value:
    Beginning of period                    $14.47          $14.34          $14.30           N/A            N/A
    End of period                          $15.05          $14.47          $14.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,687          10,334          1,003            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.46           N/A             N/A             N/A            N/A
    End of period                          $13.95           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,069           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(441)

  Accumulation unit value:
    Beginning of period                    $19.36          $17.28          $16.25         $13.33          $12.50
    End of period                          $18.43          $19.36          $17.28         $16.25          $13.33
  Accumulation units outstanding
  at the end of period                     7,001           2,979           2,998           2,738           817

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(441)

  Accumulation unit value:
    Beginning of period                    $16.11          $14.11          $13.79         $12.23          $11.23
    End of period                          $14.67          $16.11          $14.11         $13.79          $12.23
  Accumulation units outstanding
  at the end of period                     3,456           3,324           3,350           3,034           907

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.45           N/A             N/A            N/A
    End of period                          $11.32          $11.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,156           11,701           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                    $15.74          $14.94          $15.76         $13.22          $12.59
    End of period                          $15.56          $15.74          $14.94         $15.76          $13.22
  Accumulation units outstanding
  at the end of period                       -               -             11,349         14,594          5,190

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(474)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.78          $10.83         $10.69          $10.68
    End of period                          $11.37          $10.93          $10.78         $10.83          $10.69
  Accumulation units outstanding
  at the end of period                     27,479          26,169          25,276         23,791          13,688

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.83            N/A             N/A             N/A            N/A
    End of period                          $5.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,270            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      826             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                    $16.08          $12.71          $13.78         $13.68          $12.84
    End of period                          $16.86          $16.08          $12.71         $13.78          $13.68
  Accumulation units outstanding
  at the end of period                       -             19,785          17,925         14,105          5,059

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.96           N/A             N/A             N/A            N/A
    End of period                          $10.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,783            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1117)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.69           N/A             N/A            N/A
    End of period                          $10.97          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1117)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(520)

  Accumulation unit value:
    Beginning of period                    $9.23           $8.08           $7.93           $7.47           N/A
    End of period                          $9.36           $9.23           $8.08           $7.93           N/A
  Accumulation units outstanding
  at the end of period                     6,866           11,999          13,929         12,002           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(470)

  Accumulation unit value:
    Beginning of period                    $22.43          $16.40          $15.23         $12.25          $11.82
    End of period                          $23.85          $22.43          $16.40         $15.23          $12.25
  Accumulation units outstanding
  at the end of period                       -             44,275          22,997         13,984          3,605

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(561)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.84          $10.30         $10.47           N/A
    End of period                          $11.84          $11.26          $10.84         $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -             1,157           1,196           1,278           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(561)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(474)

  Accumulation unit value:
    Beginning of period                    $18.02          $14.68          $13.25         $11.35          $10.84
    End of period                          $19.45          $18.02          $14.68         $13.25          $11.35
  Accumulation units outstanding
  at the end of period                     14,626          13,905          16,010         16,480          14,288

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                    $13.68          $11.78          $10.89         $10.70           N/A
    End of period                          $13.56          $13.68          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     79,506          23,922          13,472          4,813           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.82            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,809           1,453            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1397)

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,521            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $25.56           N/A             N/A             N/A            N/A
    End of period                          $34.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,415            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                    $17.65          $17.27          $12.88         $11.17          $10.80
    End of period                          $18.13          $17.65          $17.27         $12.88          $11.17
  Accumulation units outstanding
  at the end of period                       -             20,252          31,953         16,537          6,088

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(474)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.72          $12.54         $11.08          $10.89
    End of period                          $15.46          $14.72          $13.72         $12.54          $11.08
  Accumulation units outstanding
  at the end of period                     23,278          24,177          34,196         35,748          14,231

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(474)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.45          $10.25          $9.52          $9.20
    End of period                          $12.06          $11.76          $10.45         $10.25          $9.52
  Accumulation units outstanding
  at the end of period                     51,329          57,139          61,035         62,541          24,006

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1397)

  Accumulation unit value:
    Beginning of period                    $9.00            N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      463             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1397)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.75           N/A             N/A             N/A            N/A
    End of period                          $17.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,072            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(470)

  Accumulation unit value:
    Beginning of period                    $19.78          $18.18          $17.10         $15.59          $15.63
    End of period                          $17.01          $19.78          $18.18         $17.10          $15.59
  Accumulation units outstanding
  at the end of period                       -               -             6,681          10,239          1,906

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(470)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(474)

  Accumulation unit value:
    Beginning of period                    $15.04          $13.09          $12.85         $11.19          $11.01
    End of period                          $14.39          $15.04          $13.09         $12.85          $11.19
  Accumulation units outstanding
  at the end of period                     16,143          16,470          26,732         27,313          13,282

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(474)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.35            N/A             N/A             N/A            N/A
    End of period                          $6.58            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       3              N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(685)

  Accumulation unit value:
    Beginning of period                    $14.85          $15.42          $11.35          $9.62           N/A
    End of period                          $17.43          $14.85          $15.42         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             21,296          43,069          8,547           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.53           N/A             N/A             N/A            N/A
    End of period                          $17.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,328            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(833)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.87          $10.84           N/A            N/A
    End of period                          $14.09          $13.01          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      555             590              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.21          $10.98          $9.53          $8.76
    End of period                          $14.51          $13.96          $12.21         $10.98          $9.53
  Accumulation units outstanding
  at the end of period                     6,208           4,298           4,335           3,503          3,503

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(476)

  Accumulation unit value:
    Beginning of period                    $8.70           $8.48           $7.95           $7.80          $7.57
    End of period                          $9.37           $8.70           $8.48           $7.95          $7.80
  Accumulation units outstanding
  at the end of period                       -             6,699           6,700           6,701           272

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(441)

  Accumulation unit value:
    Beginning of period                    $13.32          $13.16          $13.16         $12.89          $12.80
    End of period                          $14.09          $13.32          $13.16         $13.16          $12.89
  Accumulation units outstanding
  at the end of period                     39,899          33,040          31,518         23,664          1,612

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(518)

  Accumulation unit value:
    Beginning of period                    $21.95          $19.74          $18.57         $17.42           N/A
    End of period                          $19.90          $21.95          $19.74         $18.57           N/A
  Accumulation units outstanding
  at the end of period                      133             134             236             236            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(476)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.38          $14.29
    End of period                           N/A             N/A             N/A           $14.77          $14.38
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              72

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(476)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.26          $12.33         $12.01           N/A
    End of period                          $12.80          $13.24          $12.26         $12.33           N/A
  Accumulation units outstanding
  at the end of period                     4,479           1,730           1,799            242            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(518)

  Accumulation unit value:
    Beginning of period                    $20.66          $18.70          $18.23         $17.54           N/A
    End of period                          $19.06          $20.66          $18.70         $18.23           N/A
  Accumulation units outstanding
  at the end of period                      133             133             235             235            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(518)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37           N/A
    End of period                           N/A             N/A             N/A           $10.24           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(519)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(434)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.82          $9.32
    End of period                           N/A             N/A             N/A            $9.95          $9.82
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            6,275

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.37           N/A
    End of period                           N/A             N/A             N/A           $10.16           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(442)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.79          $9.23
    End of period                           N/A             N/A             N/A            $9.91          $9.79
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            22,031

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(442)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(497)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.68          $11.96         $11.16           N/A
    End of period                          $15.29          $14.33          $12.68         $11.96           N/A
  Accumulation units outstanding
  at the end of period                    274,097         310,125         353,817         418,743          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(497)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(993)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.55           N/A             N/A            N/A
    End of period                          $11.43          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,650          14,350           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(993)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(434)

  Accumulation unit value:
    Beginning of period                    $14.27          $12.79          $12.18         $11.18          $10.69
    End of period                          $15.16          $14.27          $12.79         $12.18          $11.18
  Accumulation units outstanding
  at the end of period                     41,369          41,574          41,643         43,999          14,759

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(434)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(977)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.76          $10.78           N/A            N/A
    End of period                          $12.23          $11.61          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,889          19,439          14,703           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(478)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.37          $11.89         $11.10          $10.97
    End of period                          $14.40          $13.56          $12.37         $11.89          $11.10
  Accumulation units outstanding
  at the end of period                     87,854          82,812          57,897         33,071          3,644

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(478)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(500)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.86           N/A
    End of period                           N/A             N/A             N/A           $10.65           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(520)

  Accumulation unit value:
    Beginning of period                    $24.22          $21.80          $21.18         $19.93           N/A
    End of period                          $25.45          $24.22          $21.80         $21.18           N/A
  Accumulation units outstanding
  at the end of period                     8,346           7,734           6,141           3,859           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(520)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(807)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.30          $11.24           N/A            N/A
    End of period                          $11.82          $11.54          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,252          4,417           2,997            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(568)

  Accumulation unit value:
    Beginning of period                    $20.16          $17.05          $16.13         $14.52           N/A
    End of period                          $21.25          $20.16          $17.05         $16.13           N/A
  Accumulation units outstanding
  at the end of period                     7,470           5,667           6,030           3,805           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(441)

  Accumulation unit value:
    Beginning of period                    $27.34          $24.60          $23.71         $22.08          $20.44
    End of period                          $29.42          $27.34          $24.60         $23.71          $22.08
  Accumulation units outstanding
  at the end of period                     7,543           4,295           4,350           3,955          1,503

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(441)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(419)

  Accumulation unit value:
    Beginning of period                    $35.85          $34.34          $30.79         $26.68          $23.72
    End of period                          $41.08          $35.85          $34.34         $30.79          $26.68
  Accumulation units outstanding
  at the end of period                     6,002           4,629           4,762           4,967          2,895

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(419)

  Accumulation unit value:
    Beginning of period                    $15.45          $13.17          $12.69         $11.27          $9.90
    End of period                          $15.23          $15.45          $13.17         $12.69          $11.27
  Accumulation units outstanding
  at the end of period                     15,831          15,895          16,895         20,316          2,507

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(419)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(862)

  Accumulation unit value:
    Beginning of period                    $16.03          $13.38          $11.92           N/A            N/A
    End of period                          $17.19          $16.03          $13.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,290           7,985            860             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.87         $10.71           N/A
    End of period                          $13.59          $12.01          $11.39         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     94,351          89,559          70,028         13,472           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1030)

  Accumulation unit value:
    Beginning of period                    $15.36          $12.63           N/A             N/A            N/A
    End of period                          $12.75          $15.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,334            155             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(865)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.29          $11.85           N/A            N/A
    End of period                          $14.96          $13.75          $12.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,383           4,182           2,233            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(865)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(604)

  Accumulation unit value:
    Beginning of period                    $18.10          $17.64          $16.07         $15.48           N/A
    End of period                          $19.60          $18.10          $17.64         $16.07           N/A
  Accumulation units outstanding
  at the end of period                       -             28,369          10,944           112            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(604)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(729)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.53          $9.78           $9.65           N/A
    End of period                          $12.02          $11.40          $10.53          $9.78           N/A
  Accumulation units outstanding
  at the end of period                     8,764           7,735           7,769             5             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(772)

  Accumulation unit value:
    Beginning of period                    $23.48          $21.20          $20.30           N/A            N/A
    End of period                          $27.69          $23.48          $21.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,804           3,008           2,649            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(621)

  Accumulation unit value:
    Beginning of period                    $25.06          $24.51          $23.96         $21.61           N/A
    End of period                          $26.87          $25.06          $24.51         $23.96           N/A
  Accumulation units outstanding
  at the end of period                     1,559            511             511             256            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.60           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,229            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.70           N/A             N/A             N/A            N/A
    End of period                          $10.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      411             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(617)

  Accumulation unit value:
    Beginning of period                    $17.70          $16.12          $15.96         $14.71           N/A
    End of period                          $17.40          $17.70          $16.12         $15.96           N/A
  Accumulation units outstanding
  at the end of period                     7,559           3,395           3,419           3,443           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(617)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(450)

  Accumulation unit value:
    Beginning of period                    $21.37          $18.21          $18.17         $15.65          $15.71
    End of period                          $23.41          $21.37          $18.21         $18.17          $15.65
  Accumulation units outstanding
  at the end of period                     3,324           2,724           2,467            973            210

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.54           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,315            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.85            N/A             N/A            N/A
    End of period                          $10.76          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,520           329             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,492            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1201)

  Accumulation unit value:
    Beginning of period                    $12.50          $12.57           N/A             N/A            N/A
    End of period                          $11.46          $12.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      339             121             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1201)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(529)

  Accumulation unit value:
    Beginning of period                    $17.54          $17.14          $17.09         $16.49           N/A
    End of period                          $18.34          $17.54          $17.14         $17.09           N/A
  Accumulation units outstanding
  at the end of period                     19,572          9,989           7,272           5,787           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(529)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $10.96           N/A            N/A
    End of period                          $12.75          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,743          9,984           4,780            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,650           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(557)

  Accumulation unit value:
    Beginning of period                    $14.72          $11.41          $9.84           $8.80           N/A
    End of period                          $16.10          $14.72          $11.41          $9.84           N/A
  Accumulation units outstanding
  at the end of period                     10,573          5,527           4,328            217            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(679)

  Accumulation unit value:
    Beginning of period                    $21.90          $20.00          $19.27         $16.96           N/A
    End of period                          $23.10          $21.90          $20.00         $19.27           N/A
  Accumulation units outstanding
  at the end of period                     2,175            446             446             446            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                    $14.43          $14.30          $14.30         $14.40           N/A
    End of period                          $15.01          $14.43          $14.30         $14.30           N/A
  Accumulation units outstanding
  at the end of period                     13,814          12,547          10,070          2,843           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.37            N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,441           896             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(450)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.25          $16.22         $13.31          $12.81
    End of period                          $18.38          $19.31          $17.25         $16.22          $13.31
  Accumulation units outstanding
  at the end of period                     25,783          22,291          11,394          2,640           515

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(551)

  Accumulation unit value:
    Beginning of period                    $16.07          $14.08          $13.77         $12.97           N/A
    End of period                          $14.64          $16.07          $14.08         $13.77           N/A
  Accumulation units outstanding
  at the end of period                     29,391          20,750          12,142          1,884           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.43           N/A             N/A            N/A
    End of period                          $11.30          $11.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,541           10,811           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                    $15.72          $14.92          $15.75         $13.18           N/A
    End of period                          $15.53          $15.72          $14.92         $15.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -             31,009         210,256          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.72           N/A
    End of period                          $11.35          $10.91          $10.77         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     21,050          20,776          19,280          5,420           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.29            N/A             N/A             N/A            N/A
    End of period                          $5.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      502             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(563)

  Accumulation unit value:
    Beginning of period                    $10.99          $9.91           $10.39          $9.91           N/A
    End of period                          $9.90           $10.99          $9.91          $10.39           N/A
  Accumulation units outstanding
  at the end of period                      693              -               -              311            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(603)

  Accumulation unit value:
    Beginning of period                    $16.07          $12.70          $13.77         $13.12           N/A
    End of period                          $16.84          $16.07          $12.70         $13.77           N/A
  Accumulation units outstanding
  at the end of period                       -             4,209           4,255           9,249           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.95           N/A             N/A             N/A            N/A
    End of period                          $10.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,923            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1069)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.38           N/A             N/A            N/A
    End of period                          $10.97          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,968            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(580)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.06           $7.91           $7.10           N/A
    End of period                          $9.34           $9.21           $8.06           $7.91           N/A
  Accumulation units outstanding
  at the end of period                     3,948           4,031           2,076           1,725           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(679)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.00          $11.58         $10.79           N/A
    End of period                          $11.24          $13.92          $12.00         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     4,520           2,201            770             351            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(450)

  Accumulation unit value:
    Beginning of period                    $22.41          $16.38          $15.22         $12.25          $11.90
    End of period                          $23.82          $22.41          $16.38         $15.22          $12.25
  Accumulation units outstanding
  at the end of period                       -             19,176          10,178          8,551           554

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(594)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.82          $10.29         $10.57           N/A
    End of period                          $11.81          $11.24          $10.82         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     33,100          27,113          13,483          4,404           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,931            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(590)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.67          $13.24         $11.43           N/A
    End of period                          $19.42          $18.00          $14.67         $13.24           N/A
  Accumulation units outstanding
  at the end of period                     17,349          16,239          16,991          5,816           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(950)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $11.36           N/A            N/A
    End of period                          $13.55          $13.67          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                    256,954         116,961          53,803           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.30            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,607            321             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(976)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.48          $10.57           N/A            N/A
    End of period                          $12.08          $10.71          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(976)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1462)

  Accumulation unit value:
    Beginning of period                    $11.14           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      301             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $26.19          $22.19          $16.60         $13.42           N/A
    End of period                          $34.63          $26.19          $22.19         $16.60           N/A
  Accumulation units outstanding
  at the end of period                     11,767         137,900           656             215            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                    $17.63          $17.25          $12.87         $10.69           N/A
    End of period                          $18.11          $17.63          $17.25         $12.87           N/A
  Accumulation units outstanding
  at the end of period                       -             12,174          30,661         261,651          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,593            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)(1084)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.58            N/A             N/A            N/A
    End of period                          $10.83          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,667            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(585)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.71          $12.53         $10.96           N/A
    End of period                          $15.43          $14.70          $13.71         $12.53           N/A
  Accumulation units outstanding
  at the end of period                     20,290          20,413          35,045         155,291          N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(590)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.44          $10.24          $9.54           N/A
    End of period                          $12.04          $11.75          $10.44         $10.24           N/A
  Accumulation units outstanding
  at the end of period                     34,833          34,640          32,407          7,162           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.71           N/A             N/A             N/A            N/A
    End of period                          $17.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,391           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(603)

  Accumulation unit value:
    Beginning of period                    $19.76          $18.17          $17.09         $15.10           N/A
    End of period                          $16.99          $19.76          $18.17         $17.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -             8,504           3,827           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(557)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.08          $12.84         $11.63           N/A
    End of period                          $14.37          $15.02          $13.08         $12.84           N/A
  Accumulation units outstanding
  at the end of period                     28,734          29,675          28,163         80,335           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1068)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.48            N/A             N/A            N/A
    End of period                          $6.55           $5.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,044            773             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(803)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.42          $12.64           N/A            N/A
    End of period                          $17.41          $14.84          $15.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             21,671          21,874           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.51           N/A             N/A             N/A            N/A
    End of period                          $17.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,585           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $12.50           N/A             N/A             N/A            N/A
    End of period                          $14.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,447            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(536)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.19          $10.97          $9.52           N/A
    End of period                          $14.48          $13.94          $12.19         $10.97           N/A
  Accumulation units outstanding
  at the end of period                     61,388          39,004          24,568          7,506           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(650)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.94           $7.30           N/A
    End of period                          $9.36           $8.68           $8.47           $7.94           N/A
  Accumulation units outstanding
  at the end of period                       -             4,582           6,299           1,219           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,875           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(557)

  Accumulation unit value:
    Beginning of period                    $13.29          $13.14          $13.14         $12.85           N/A
    End of period                          $14.05          $13.29          $13.14         $13.14           N/A
  Accumulation units outstanding
  at the end of period                     93,055          53,066          50,883         10,176           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(621)

  Accumulation unit value:
    Beginning of period                    $21.89          $19.69          $18.52         $16.56           N/A
    End of period                          $19.84          $21.89          $19.69         $18.52           N/A
  Accumulation units outstanding
  at the end of period                      652             652             652             333            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(563)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.41           N/A
    End of period                           N/A             N/A             N/A           $14.74           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(563)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.23          $12.31         $11.99           N/A
    End of period                          $12.77          $13.21          $12.23         $12.31           N/A
  Accumulation units outstanding
  at the end of period                     13,126          4,431           3,448           4,709           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(450)

  Accumulation unit value:
    Beginning of period                    $20.60          $18.65          $18.19         $16.96          $15.96
    End of period                          $19.00          $20.60          $18.65         $18.19          $16.96
  Accumulation units outstanding
  at the end of period                     1,615           1,404            816             790            517

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(557)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.96           $7.27           $6.61           N/A
    End of period                          $7.98           $8.23           $7.96           $7.27           N/A
  Accumulation units outstanding
  at the end of period                       -              742             725             290            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(557)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.11           N/A
    End of period                           N/A             N/A             N/A           $10.23           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(551)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.66          $11.94         $11.29           N/A
    End of period                          $15.25          $14.30          $12.66         $11.94           N/A
  Accumulation units outstanding
  at the end of period                     17,943          10,296          10,522          1,221           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.44          $10.18           N/A            N/A
    End of period                          $11.43          $11.00          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,827          27,971          25,720           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(601)

  Accumulation unit value:
    Beginning of period                    $14.24          $12.76          $12.16         $11.24           N/A
    End of period                          $15.13          $14.24          $12.76         $12.16           N/A
  Accumulation units outstanding
  at the end of period                     27,064          24,169          12,578          8,270           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(820)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.76          $10.16           N/A            N/A
    End of period                          $12.22          $11.60          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,416           3,836           4,250            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(580)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.34          $11.87         $10.76           N/A
    End of period                          $14.37          $13.53          $12.34         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     46,316          51,424          46,765         26,226           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.77           N/A             N/A             N/A            N/A
    End of period                          $10.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,610            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(496)

  Accumulation unit value:
    Beginning of period                    $24.15          $21.74          $21.13         $19.79           N/A
    End of period                          $25.37          $24.15          $21.74         $21.13           N/A
  Accumulation units outstanding
  at the end of period                     7,726           4,589           5,516           7,374           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(496)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.27          $11.26           N/A            N/A
    End of period                          $11.78          $11.51          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,227          55,986        1,026,415          N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(551)

  Accumulation unit value:
    Beginning of period                    $20.14          $17.04          $16.12         $14.96           N/A
    End of period                          $21.22          $20.14          $17.04         $16.12           N/A
  Accumulation units outstanding
  at the end of period                     2,798           1,049            454             135            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(551)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(630)

  Accumulation unit value:
    Beginning of period                    $27.26          $24.53          $23.66         $21.15           N/A
    End of period                          $29.33          $27.26          $24.53         $23.66           N/A
  Accumulation units outstanding
  at the end of period                     31,489          2,125           2,069           2,070           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(650)

  Accumulation unit value:
    Beginning of period                    $35.74          $34.24          $30.71         $26.54           N/A
    End of period                          $40.94          $35.74          $34.24         $30.71           N/A
  Accumulation units outstanding
  at the end of period                     15,704          13,404          10,495          1,328           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(450)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.15          $12.68         $11.26          $10.59
    End of period                          $15.21          $15.43          $13.15         $12.68          $11.26
  Accumulation units outstanding
  at the end of period                     22,890          18,294          15,731          7,528           779

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(374)

  Accumulation unit value:
    Beginning of period                    $16.02          $13.37          $12.36         $10.87          $9.14
    End of period                          $17.19          $16.02          $13.37         $12.36          $10.87
  Accumulation units outstanding
  at the end of period                     3,475           3,475           3,475             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(374)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.87         $10.11           N/A
    End of period                          $13.58          $12.01          $11.39         $10.87           N/A
  Accumulation units outstanding
  at the end of period                      758             758             767             330            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(412)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.25          $8.67
    End of period                           N/A             N/A             N/A            $9.03          $9.25
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(412)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $10.06           N/A            N/A
    End of period                          $12.75          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,428           1,428           1,428            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $13.76          $12.29          $11.60         $11.11          $8.21
    End of period                          $14.97          $13.76          $12.29         $11.60          $11.11
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(201)

  Accumulation unit value:
    Beginning of period                    $7.45
    End of period                          $8.21
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(207)

  Accumulation unit value:
    Beginning of period                    $18.14          $17.68          $16.11         $15.70          $11.88
    End of period                          $19.65          $18.14          $17.68         $16.11          $15.70
  Accumulation units outstanding
  at the end of period                       -             1,214           1,260           1,308            -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(207)

  Accumulation unit value:
    Beginning of period                    $11.99
    End of period                          $11.88
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.34           $8.99          $7.40
    End of period                           N/A             N/A            $8.47           $9.34          $8.99
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $7.21
    End of period                          $7.40
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(175)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.52          $9.78           $9.14          $8.22
    End of period                          $12.01          $11.39          $10.52          $9.78          $9.14
  Accumulation units outstanding
  at the end of period                     6,837           8,430           7,074           1,503            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(175)

  Accumulation unit value:
    Beginning of period                    $8.48
    End of period                          $8.22
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(994)

  Accumulation unit value:
    Beginning of period                    $23.47          $22.27           N/A             N/A            N/A
    End of period                          $27.67          $23.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(514)

  Accumulation unit value:
    Beginning of period                    $25.04          $24.49          $23.95         $22.84           N/A
    End of period                          $26.85          $25.04          $24.49         $23.95           N/A
  Accumulation units outstanding
  at the end of period                     1,963           5,639           3,813            934            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(514)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.43           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      201             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(181)

  Accumulation unit value:
    Beginning of period                    $17.70          $16.12          $15.95         $15.35          $12.61
    End of period                          $17.39          $17.70          $16.12         $15.95          $15.35
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(181)

  Accumulation unit value:
    Beginning of period                    $12.84
    End of period                          $12.61
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(219)

  Accumulation unit value:
    Beginning of period                    $21.36          $18.20          $18.16         $15.65          $11.44
    End of period                          $23.40          $21.36          $18.20         $18.16          $15.65
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(219)

  Accumulation unit value:
    Beginning of period                    $11.08
    End of period                          $11.44
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(912)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.86          $10.79           N/A            N/A
    End of period                          $11.46          $12.50          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              986             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(912)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(313)

  Accumulation unit value:
    Beginning of period                    $17.53          $17.13          $17.08         $16.35          $15.50
    End of period                          $18.33          $17.53          $17.13         $17.08          $16.35
  Accumulation units outstanding
  at the end of period                     1,905           1,985            729              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $11.12           N/A            N/A
    End of period                          $12.74          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,923           2,923           2,923            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.12           N/A             N/A            N/A
    End of period                          $10.40          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              220             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(219)

  Accumulation unit value:
    Beginning of period                    $14.71          $11.40          $9.84           $8.22          $6.03
    End of period                          $16.09          $14.71          $11.40          $9.84          $8.22
  Accumulation units outstanding
  at the end of period                     2,724           3,423           3,692           2,466            -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(219)

  Accumulation unit value:
    Beginning of period                    $6.12
    End of period                          $6.03
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(886)

  Accumulation unit value:
    Beginning of period                    $21.89          $19.99          $19.23           N/A            N/A
    End of period                          $23.09          $21.89          $19.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                      244             244             244             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(205)

  Accumulation unit value:
    Beginning of period                    $14.42          $14.29          $14.29         $14.08          $14.24
    End of period                          $14.99          $14.42          $14.29         $14.29          $14.08
  Accumulation units outstanding
  at the end of period                       -              706            1,293             -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(205)

  Accumulation unit value:
    Beginning of period                    $14.22
    End of period                          $14.24
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(312)

  Accumulation unit value:
    Beginning of period                    $19.30          $17.24          $16.21         $13.30          $10.40
    End of period                          $18.37          $19.30          $17.24         $16.21          $13.30
  Accumulation units outstanding
  at the end of period                     3,027           3,344           2,996           3,547            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(200)

  Accumulation unit value:
    Beginning of period                    $16.07          $14.07          $13.76         $12.20          $9.00
    End of period                          $14.63          $16.07          $14.07         $13.76          $12.20
  Accumulation units outstanding
  at the end of period                     5,059           5,989           4,888           3,307            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(200)

  Accumulation unit value:
    Beginning of period                    $8.46
    End of period                          $9.00
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.43           N/A             N/A            N/A
    End of period                          $11.29          $11.89           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,184           5,130            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.92          $15.75         $13.21          $10.22
    End of period                          $15.53          $15.71          $14.92         $15.75          $13.21
  Accumulation units outstanding
  at the end of period                       -               -             7,573           4,218            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                    $10.18
    End of period                          $10.22
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(233)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.68          $10.62
    End of period                          $11.35          $10.91          $10.77         $10.82          $10.68
  Accumulation units outstanding
  at the end of period                      844             844             844              -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(233)

  Accumulation unit value:
    Beginning of period                    $10.48
    End of period                          $10.62
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.29           $4.04            N/A            N/A
    End of period                          $5.81           $5.70           $4.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                      387              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(954)

  Accumulation unit value:
    Beginning of period                    $10.98          $9.91           $9.87            N/A            N/A
    End of period                          $9.89           $10.98          $9.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,115            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(954)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                    $16.06          $12.69          $13.77         $13.68          $11.10
    End of period                          $16.84          $16.06          $12.69         $13.77          $13.68
  Accumulation units outstanding
  at the end of period                       -             4,948           2,698           2,144            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                    $9.96
    End of period                          $11.10
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1201)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.52           N/A             N/A            N/A
    End of period                          $10.97          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1201)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(195)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.06           $7.91           $7.28          $5.77
    End of period                          $9.33           $9.21           $8.06           $7.91          $7.28
  Accumulation units outstanding
  at the end of period                     3,829           5,249           5,449           5,659            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(195)

  Accumulation unit value:
    Beginning of period                    $5.63
    End of period                          $5.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $13.96           N/A             N/A             N/A            N/A
    End of period                          $11.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,075            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(218)

  Accumulation unit value:
    Beginning of period                    $22.40          $16.38          $15.22         $12.25          $9.64
    End of period                          $23.81          $22.40          $16.38         $15.22          $12.25
  Accumulation units outstanding
  at the end of period                       -             1,866           10,989          3,728            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(218)

  Accumulation unit value:
    Beginning of period                    $9.99
    End of period                          $9.64
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(553)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.82          $10.29         $10.41           N/A
    End of period                          $11.81          $11.23          $10.82         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -             26,523            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(317)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.66          $13.24         $11.34          $8.30
    End of period                          $19.41          $18.00          $14.66         $13.24          $11.34
  Accumulation units outstanding
  at the end of period                     5,471           7,634           7,618           3,301            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(317)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.81           N/A            N/A
    End of period                          $13.55          $13.67          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     66,289          17,202          33,810           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(879)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.48          $10.55           N/A            N/A
    End of period                          $12.08          $10.71          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,080           3,080            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.08           N/A             N/A             N/A            N/A
    End of period                          $12.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,216            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.90           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,574            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(726)

  Accumulation unit value:
    Beginning of period                    $26.20          $22.19          $16.60         $16.60           N/A
    End of period                          $34.63          $26.20          $22.19         $16.60           N/A
  Accumulation units outstanding
  at the end of period                      417            1,002            417              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                    $17.62          $17.25          $12.86         $11.16          $9.59
    End of period                          $18.10          $17.62          $17.25         $12.86          $11.16
  Accumulation units outstanding
  at the end of period                       -             1,348           7,956            889             -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(194)

  Accumulation unit value:
    Beginning of period                    $10.61
    End of period                          $9.59
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(218)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.73          $12.54         $11.09          $8.43
    End of period                          $15.45          $14.72          $13.73         $12.54          $11.09
  Accumulation units outstanding
  at the end of period                     5,424           5,965           4,452           3,418            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(218)

  Accumulation unit value:
    Beginning of period                    $8.50
    End of period                          $8.43
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(195)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $10.24          $9.52          $7.62
    End of period                          $12.04          $11.74          $10.44         $10.24          $9.52
  Accumulation units outstanding
  at the end of period                     11,693          11,780          9,838           1,898            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(195)

  Accumulation unit value:
    Beginning of period                    $8.25
    End of period                          $7.62
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.70           N/A             N/A             N/A            N/A
    End of period                          $17.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,721            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(194)

  Accumulation unit value:
    Beginning of period                    $19.76          $18.16          $17.09         $15.58          $10.78
    End of period                          $16.98          $19.76          $18.16         $17.09          $15.58
  Accumulation units outstanding
  at the end of period                       -               -             4,072           2,553            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(194)

  Accumulation unit value:
    Beginning of period                    $10.17
    End of period                          $10.78
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(218)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.09          $12.85         $11.20          $7.86
    End of period                          $14.38          $15.03          $13.09         $12.85          $11.20
  Accumulation units outstanding
  at the end of period                     4,390           4,448           3,762           4,435            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(218)

  Accumulation unit value:
    Beginning of period                    $7.89
    End of period                          $7.86
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(830)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.47           $5.01            N/A            N/A
    End of period                          $6.54           $5.84           $5.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,491           6,491           7,752            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(772)

  Accumulation unit value:
    Beginning of period                    $14.84          $15.42          $11.89           N/A            N/A
    End of period                          $17.41          $14.84          $15.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,911           6,169            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.51           N/A             N/A             N/A            N/A
    End of period                          $17.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,983           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(850)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.11           N/A            N/A
    End of period                          $14.07          $13.00          $11.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,986          14,986          14,986           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(181)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.19          $10.97          $9.52          $6.93
    End of period                          $14.48          $13.94          $12.19         $10.97          $9.52
  Accumulation units outstanding
  at the end of period                     6,394           7,088           7,088           2,135            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(181)

  Accumulation unit value:
    Beginning of period                    $7.20
    End of period                          $6.93
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(208)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.46           $7.93           $7.79          $6.77
    End of period                          $9.35           $8.68           $8.46           $7.93          $7.79
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(208)

  Accumulation unit value:
    Beginning of period                    $7.37
    End of period                          $6.77
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.13          $13.13         $12.87          $12.57
    End of period                          $14.05          $13.28          $13.13         $13.13          $12.87
  Accumulation units outstanding
  at the end of period                     3,295           6,510           7,011            864             -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(175)

  Accumulation unit value:
    Beginning of period                    $12.25
    End of period                          $12.57
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(374)

  Accumulation unit value:
    Beginning of period                    $21.88          $19.68          $18.52         $16.76          $14.89
    End of period                          $19.83          $21.88          $19.68         $18.52          $16.76
  Accumulation units outstanding
  at the end of period                     2,749           2,749           2,750            724             -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(374)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(219)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.33          $12.36
    End of period                           N/A             N/A             N/A           $14.72          $14.33
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(219)

  Accumulation unit value:
    Beginning of period                    $11.97
    End of period                          $12.36
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.23          $12.30         $11.98           N/A
    End of period                          $12.76          $13.21          $12.23         $12.30           N/A
  Accumulation units outstanding
  at the end of period                     1,246           1,683           1,747           1,815           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(196)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.64          $18.18         $16.95          $13.92
    End of period                          $18.99          $20.59          $18.64         $18.18          $16.95
  Accumulation units outstanding
  at the end of period                     1,574           1,575           1,576            717             -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(196)

  Accumulation unit value:
    Beginning of period                    $12.95
    End of period                          $13.92
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(401)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.96           $7.27           $6.27          $5.93
    End of period                          $7.98           $8.23           $7.96           $7.27          $6.27
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(401)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(214)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.10          $8.47
    End of period                           N/A             N/A             N/A           $10.23          $10.10
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(214)

  Accumulation unit value:
    Beginning of period                    $8.52
    End of period                          $8.47
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(197)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00          $7.88
    End of period                           N/A             N/A             N/A           $10.15          $10.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(197)

  Accumulation unit value:
    Beginning of period                    $7.43
    End of period                          $7.88
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(201)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.77          $7.72
    End of period                           N/A             N/A             N/A            $9.89          $9.77
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(201)

  Accumulation unit value:
    Beginning of period                    $7.07
    End of period                          $7.72
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.65          $11.93         $10.84          $8.75
    End of period                          $15.24          $14.29          $12.65         $11.93          $10.84
  Accumulation units outstanding
  at the end of period                     2,342           2,827           2,894           1,898            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $8.05
    End of period                          $8.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(815)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.43          $10.13           N/A            N/A
    End of period                          $11.42          $11.00          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                      331             342             330             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(178)

  Accumulation unit value:
    Beginning of period                    $14.23          $12.76          $12.15         $11.16          $9.55
    End of period                          $15.12          $14.23          $12.76         $12.15          $11.16
  Accumulation units outstanding
  at the end of period                     29,046          29,256          27,155         22,700          14,499

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(178)

  Accumulation unit value:
    Beginning of period                    $9.55
    End of period                          $9.38
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(700)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.76          $10.48         $10.16           N/A
    End of period                          $12.22          $11.60          $10.76         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     53,484          53,861          22,923           196            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.34          $11.86         $11.08          $9.06
    End of period                          $14.36          $13.53          $12.34         $11.86          $11.08
  Accumulation units outstanding
  at the end of period                     40,437          41,462          27,993         18,519          2,805

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(205)

  Accumulation unit value:
    Beginning of period                    $9.06
    End of period                          $9.63
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(182)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.48          $8.22
    End of period                           N/A             N/A             N/A           $10.66          $10.48
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(182)

  Accumulation unit value:
    Beginning of period                    $8.40
    End of period                          $8.22
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(181)

  Accumulation unit value:
    Beginning of period                    $24.14          $21.73          $21.11         $19.49          $16.40
    End of period                          $25.35          $24.14          $21.73         $21.11          $19.49
  Accumulation units outstanding
  at the end of period                     1,841           2,106           1,180           1,220            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(181)

  Accumulation unit value:
    Beginning of period                    $16.25
    End of period                          $16.40
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(231)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.26          $11.22         $11.39          $11.60
    End of period                          $11.77          $11.50          $11.26         $11.22          $11.39
  Accumulation units outstanding
  at the end of period                     15,997            -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(231)

  Accumulation unit value:
    Beginning of period                    $11.62
    End of period                          $11.60
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(312)

  Accumulation unit value:
    Beginning of period                    $20.13          $17.03          $16.12         $14.37          $10.82
    End of period                          $21.21          $20.13          $17.03         $16.12          $14.37
  Accumulation units outstanding
  at the end of period                     1,639           2,014           2,360           2,136            -

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(363)

  Accumulation unit value:
    Beginning of period                    $27.24          $24.52          $23.65         $22.02          $20.08
    End of period                          $29.31          $27.24          $24.52         $23.65          $22.02
  Accumulation units outstanding
  at the end of period                     5,572           5,194           5,238           1,399            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(363)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(200)

  Accumulation unit value:
    Beginning of period                    $35.73          $34.23          $30.70         $26.61          $19.65
    End of period                          $40.92          $35.73          $34.23         $30.70          $26.61
  Accumulation units outstanding
  at the end of period                     2,067           3,165           2,150            767             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(200)

  Accumulation unit value:
    Beginning of period                    $17.73
    End of period                          $19.65
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(313)

  Accumulation unit value:
    Beginning of period                    $15.42          $13.15          $12.68         $11.26          $8.86
    End of period                          $15.20          $15.42          $13.15         $12.68          $11.26
  Accumulation units outstanding
  at the end of period                     1,765           2,239           2,303           1,823            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(313)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(851)

  Accumulation unit value:
    Beginning of period                    $16.00          $13.36          $11.91           N/A            N/A
    End of period                          $17.16          $16.00          $13.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,322            439             332             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(848)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $10.66           N/A            N/A
    End of period                          $12.75          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,478           1,606            772             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(926)

  Accumulation unit value:
    Beginning of period                    $18.06          $17.61          $16.51           N/A            N/A
    End of period                          $19.57          $18.06          $17.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              658             700             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(926)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(893)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.51          $10.11           N/A            N/A
    End of period                          $12.00          $11.38          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,592           2,347           2,343            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(893)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.50           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,092           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $23.62           N/A             N/A             N/A            N/A
    End of period                          $23.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       37             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.65           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,928            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.16           N/A             N/A             N/A            N/A
    End of period                          $10.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,636            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.58           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,838            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(871)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.86          $10.79           N/A            N/A
    End of period                          $11.46          $12.49          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,379           1,380           3,546            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(716)

  Accumulation unit value:
    Beginning of period                    $17.51          $17.11          $17.06         $16.87           N/A
    End of period                          $18.30          $17.51          $17.11         $17.06           N/A
  Accumulation units outstanding
  at the end of period                     5,405           5,438           4,251            308            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $10.27           N/A            N/A
    End of period                          $12.74          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      395             334             399             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(716)

  Accumulation unit value:
    Beginning of period                    $14.70          $11.39          $9.83           $9.47           N/A
    End of period                          $16.08          $14.70          $11.39          $9.83           N/A
  Accumulation units outstanding
  at the end of period                     11,199          9,730           8,365           2,119           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(893)

  Accumulation unit value:
    Beginning of period                    $21.86          $19.96          $19.09           N/A            N/A
    End of period                          $23.06          $21.86          $19.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                      713             781             743             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(893)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(828)

  Accumulation unit value:
    Beginning of period                    $14.41          $14.28          $14.36           N/A            N/A
    End of period                          $14.97          $14.41          $14.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,057           1,128           1,206            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.48            N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,783            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(528)

  Accumulation unit value:
    Beginning of period                    $19.29          $17.23          $16.20         $14.27           N/A
    End of period                          $18.35          $19.29          $17.23         $16.20           N/A
  Accumulation units outstanding
  at the end of period                     3,329           2,938           2,880           1,022           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(528)

  Accumulation unit value:
    Beginning of period                    $16.05          $14.06          $13.75         $12.83           N/A
    End of period                          $14.62          $16.05          $14.06         $13.75           N/A
  Accumulation units outstanding
  at the end of period                     3,189           3,023           2,963           1,077           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.42           N/A             N/A            N/A
    End of period                          $11.28          $11.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,972           11,498           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(706)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.92          $15.74         $15.02           N/A
    End of period                          $15.52          $15.71          $14.92         $15.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,984           1,245           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(857)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.95           N/A            N/A
    End of period                          $11.34          $10.91          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,197           3,054           3,027            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1188)

  Accumulation unit value:
    Beginning of period                    $5.70           $5.48            N/A             N/A            N/A
    End of period                          $5.81           $5.70            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      828             144             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1188)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(528)

  Accumulation unit value:
    Beginning of period                    $16.06          $12.69          $13.77         $13.83           N/A
    End of period                          $16.83          $16.06          $12.69         $13.77           N/A
  Accumulation units outstanding
  at the end of period                       -             9,783           9,329           1,330           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1079)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.37           N/A             N/A            N/A
    End of period                          $10.97          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(834)

  Accumulation unit value:
    Beginning of period                    $13.91          $11.99          $11.03           N/A            N/A
    End of period                          $11.23          $13.91          $11.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,050            575             608             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(706)

  Accumulation unit value:
    Beginning of period                    $22.39          $16.37          $15.22         $14.59           N/A
    End of period                          $23.80          $22.39          $16.37         $15.22           N/A
  Accumulation units outstanding
  at the end of period                       -             16,444          10,315          1,478           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.81          $10.28         $10.21           N/A
    End of period                          $11.80          $11.22          $10.81         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     6,304           6,444           4,032            163            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(524)

  Accumulation unit value:
    Beginning of period                    $17.99          $14.66          $13.24         $11.64           N/A
    End of period                          $19.40          $17.99          $14.66         $13.24           N/A
  Accumulation units outstanding
  at the end of period                     9,595           14,562          14,379          3,319           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89         $10.47           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    107,613          80,423          79,396           222            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1319)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,230            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1319)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $26.18          $22.18          $16.59         $16.70           N/A
    End of period                          $34.60          $26.18          $22.18         $16.59           N/A
  Accumulation units outstanding
  at the end of period                     2,558           2,580           2,471            100            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(732)

  Accumulation unit value:
    Beginning of period                    $17.62          $17.24          $12.86         $12.76           N/A
    End of period                          $18.09          $17.62          $17.24         $12.86           N/A
  Accumulation units outstanding
  at the end of period                       -             8,759           9,957            130            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(524)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.70          $12.52         $11.48           N/A
    End of period                          $15.42          $14.69          $13.70         $12.52           N/A
  Accumulation units outstanding
  at the end of period                     11,517          9,694           9,784           3,075           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(524)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $10.23          $9.77           N/A
    End of period                          $12.03          $11.74          $10.44         $10.23           N/A
  Accumulation units outstanding
  at the end of period                     11,014          13,700          13,448          7,032           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.69           N/A             N/A             N/A            N/A
    End of period                          $17.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,565            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(732)

  Accumulation unit value:
    Beginning of period                    $19.75          $18.16          $17.09         $17.03           N/A
    End of period                          $16.97          $19.75          $18.16         $17.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,274            73             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(524)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.07          $12.83         $11.68           N/A
    End of period                          $14.35          $15.01          $13.07         $12.83           N/A
  Accumulation units outstanding
  at the end of period                     6,780           3,124           2,952           1,119           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(524)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(732)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.46           $5.46           $5.44           N/A
    End of period                          $6.54           $5.84           $5.46           $5.46           N/A
  Accumulation units outstanding
  at the end of period                     4,749           3,650           3,313            306            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(706)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.41          $11.35         $10.71           N/A
    End of period                          $17.40          $14.83          $15.41         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             16,857          21,621          1,567           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.51           N/A             N/A             N/A            N/A
    End of period                          $17.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,953           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06         $11.04           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     13,783          16,233          16,083           603            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(719)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.19          $10.96         $10.80           N/A
    End of period                          $14.47          $13.93          $12.19         $10.96           N/A
  Accumulation units outstanding
  at the end of period                     4,555           4,586           10,156          1,386           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(893)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $8.10            N/A            N/A
    End of period                          $9.35           $8.68           $8.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,903           2,627            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(893)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(827)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.12          $13.19           N/A            N/A
    End of period                          $14.03          $13.27          $13.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,201           11,712          10,492           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(716)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.21          $12.29         $12.18           N/A
    End of period                          $12.74          $13.19          $12.21         $12.29           N/A
  Accumulation units outstanding
  at the end of period                     2,499           7,103           5,615            427            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(926)

  Accumulation unit value:
    Beginning of period                    $20.56          $18.62          $17.93           N/A            N/A
    End of period                          $18.96          $20.56          $18.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              606             606             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(926)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(926)

  Accumulation unit value:
    Beginning of period                    $8.22           $7.96           $7.43            N/A            N/A
    End of period                          $7.97           $8.22           $7.96            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,487           2,487            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(926)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(485)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.76          $9.75
    End of period                           N/A             N/A             N/A            $9.88          $9.76
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,543

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $14.28          $12.64          $11.93         $10.84          $10.83
    End of period                          $15.23          $14.28          $12.64         $11.93          $10.84
  Accumulation units outstanding
  at the end of period                     17,194          18,271          18,316          8,761          2,285

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(916)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.43          $10.33           N/A            N/A
    End of period                          $11.42          $11.00          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,375           3,707           3,707            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(485)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.75          $12.14         $11.15          $11.15
    End of period                          $15.10          $14.22          $12.75         $12.14          $11.15
  Accumulation units outstanding
  at the end of period                     73,747          71,453          71,245         12,439          2,212

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(720)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.75          $10.48         $10.30           N/A
    End of period                          $12.21          $11.60          $10.75         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     87,611          85,129          53,509           271            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $13.52          $12.33          $11.86         $11.07          $11.05
    End of period                          $14.35          $13.52          $12.33         $11.86          $11.07
  Accumulation units outstanding
  at the end of period                     38,780          39,802          40,608           161           2,222

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(916)

  Accumulation unit value:
    Beginning of period                    $24.11          $21.70          $21.35           N/A            N/A
    End of period                          $25.32          $24.11          $21.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                      223             223             223             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(827)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.25          $11.19           N/A            N/A
    End of period                          $11.76          $11.49          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,372          27,457          18,707           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                    $20.12          $18.32           N/A             N/A            N/A
    End of period                          $21.20          $20.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      237             102             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $28.95           N/A             N/A             N/A            N/A
    End of period                          $29.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      896             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(763)

  Accumulation unit value:
    Beginning of period                    $35.68          $34.19          $29.97           N/A            N/A
    End of period                          $40.86          $35.68          $34.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      842             719             761             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(763)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(528)

  Accumulation unit value:
    Beginning of period                    $15.41          $13.14          $12.67         $11.73           N/A
    End of period                          $15.19          $15.41          $13.14         $12.67           N/A
  Accumulation units outstanding
  at the end of period                     1,773           1,379           1,351            931            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(904)

  Accumulation unit value:
    Beginning of period                    $15.98          $13.34          $12.72           N/A            N/A
    End of period                          $17.14          $15.98          $13.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,550           1,892            729             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(649)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.38          $10.86          $9.83           N/A
    End of period                          $13.57          $12.00          $11.38         $10.86           N/A
  Accumulation units outstanding
  at the end of period                      261             393             556             635            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(649)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(834)

  Accumulation unit value:
    Beginning of period                    $15.35          $11.52          $10.49           N/A            N/A
    End of period                          $12.75          $15.35          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       17            2,124            535             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(652)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.27          $11.59          $9.94           N/A
    End of period                          $14.94          $13.73          $12.27         $11.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(540)

  Accumulation unit value:
    Beginning of period                    $11.37          $10.51          $9.77           $9.17           N/A
    End of period                          $11.99          $11.37          $10.51          $9.77           N/A
  Accumulation units outstanding
  at the end of period                      590            17,285          18,461         17,869           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1136)

  Accumulation unit value:
    Beginning of period                    $23.42          $21.75           N/A             N/A            N/A
    End of period                          $27.60          $23.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               82             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1136)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(621)

  Accumulation unit value:
    Beginning of period                    $24.98          $24.44          $23.90         $21.56           N/A
    End of period                          $26.78          $24.98          $24.44         $23.90           N/A
  Accumulation units outstanding
  at the end of period                       -              191             191             191            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.79           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,918            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(540)

  Accumulation unit value:
    Beginning of period                    $17.66          $16.09          $15.93         $15.18           N/A
    End of period                          $17.35          $17.66          $16.09         $15.93           N/A
  Accumulation units outstanding
  at the end of period                     1,181           11,328          12,050         10,794           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,052           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.85            N/A             N/A            N/A
    End of period                          $10.76          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,619           11,764           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      133             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1016)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.62           N/A             N/A            N/A
    End of period                          $11.46          $12.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1016)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(536)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.10          $17.05         $16.53           N/A
    End of period                          $18.28          $17.49          $17.10         $17.05           N/A
  Accumulation units outstanding
  at the end of period                     2,102           1,551            763            1,695           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.49           N/A             N/A             N/A            N/A
    End of period                          $12.74           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       19             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.97            N/A             N/A            N/A
    End of period                          $10.40          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,975           6,046            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(618)

  Accumulation unit value:
    Beginning of period                    $14.68          $11.39          $9.83           $8.44           N/A
    End of period                          $16.06          $14.68          $11.39          $9.83           N/A
  Accumulation units outstanding
  at the end of period                     9,035           5,020           3,488           3,549           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1141)

  Accumulation unit value:
    Beginning of period                    $21.84          $19.33           N/A             N/A            N/A
    End of period                          $23.03          $21.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      341             368             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1141)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                    $14.39          $14.26          $14.26         $14.37           N/A
    End of period                          $14.96          $14.39          $14.26         $14.26           N/A
  Accumulation units outstanding
  at the end of period                     2,386           3,271           4,087           4,992           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.00           N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,534           2,600            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(618)

  Accumulation unit value:
    Beginning of period                    $19.27          $17.21          $16.19         $14.13           N/A
    End of period                          $18.33          $19.27          $17.21         $16.19           N/A
  Accumulation units outstanding
  at the end of period                     3,480           4,429           2,976           1,328           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(795)

  Accumulation unit value:
    Beginning of period                    $16.04          $14.05          $13.37           N/A            N/A
    End of period                          $14.60          $16.04          $14.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,168           1,390           1,291            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                    $10.37           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,333           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1338)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.87          $11.41           N/A             N/A            N/A
    End of period                          $11.27          $11.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,821          10,129           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                    $15.71          $14.91          $15.74         $14.04           N/A
    End of period                          $15.51          $15.71          $14.91         $15.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,959          21,722           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(536)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.76          $10.82         $10.91           N/A
    End of period                          $11.33          $10.90          $10.76         $10.82           N/A
  Accumulation units outstanding
  at the end of period                     11,149          14,871          15,887         11,568           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(616)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.28           $4.34           $3.87           N/A
    End of period                          $5.80           $5.70           $4.28           $4.34           N/A
  Accumulation units outstanding
  at the end of period                     3,219           5,161           1,387           1,719           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                    $16.05          $12.69          $13.77         $12.88           N/A
    End of period                          $16.82          $16.05          $12.69         $13.77           N/A
  Accumulation units outstanding
  at the end of period                       -             8,088           8,642           2,102           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.95           N/A             N/A             N/A            N/A
    End of period                          $10.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      855             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1034)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.20           N/A             N/A            N/A
    End of period                          $10.96          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,369            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1034)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(547)

  Accumulation unit value:
    Beginning of period                    $9.19           $8.05           $7.90           $7.35           N/A
    End of period                          $9.32           $9.19           $8.05           $7.90           N/A
  Accumulation units outstanding
  at the end of period                     1,484           4,269           4,353           1,818           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(547)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $13.90          $11.99          $11.56         $10.73           N/A
    End of period                          $11.22          $13.90          $11.99         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     3,668           6,729           5,608           4,759           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(616)

  Accumulation unit value:
    Beginning of period                    $22.38          $16.37          $15.21         $12.68           N/A
    End of period                          $23.79          $22.38          $16.37         $15.21           N/A
  Accumulation units outstanding
  at the end of period                       -             16,667          13,547          2,996           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.80          $10.27         $10.13           N/A
    End of period                          $11.79          $11.22          $10.80         $10.27           N/A
  Accumulation units outstanding
  at the end of period                     4,773           6,278           5,325           3,692           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(536)

  Accumulation unit value:
    Beginning of period                    $17.98          $14.65          $13.23         $11.26           N/A
    End of period                          $19.39          $17.98          $14.65         $13.23           N/A
  Accumulation units outstanding
  at the end of period                     12,847          19,408          21,333         15,932           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(814)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.77          $10.54           N/A            N/A
    End of period                          $13.54          $13.66          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     78,449          40,958          8,229            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.82            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,454           3,508            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(903)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.47          $10.14           N/A            N/A
    End of period                          $12.07          $10.70          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(903)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.07           N/A             N/A             N/A            N/A
    End of period                          $12.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,832            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                    $10.67           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,250            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(616)

  Accumulation unit value:
    Beginning of period                    $26.17          $22.17          $16.59         $14.60           N/A
    End of period                          $34.58          $26.17          $22.17         $16.59           N/A
  Accumulation units outstanding
  at the end of period                     6,051           12,722          1,445           3,220           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                    $17.61          $17.24          $12.86         $11.04           N/A
    End of period                          $18.09          $17.61          $17.24         $12.86           N/A
  Accumulation units outstanding
  at the end of period                       -             6,883           8,627          29,174           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(536)

  Accumulation unit value:
    Beginning of period                    $14.68          $13.70          $12.52         $11.25           N/A
    End of period                          $15.41          $14.68          $13.70         $12.52           N/A
  Accumulation units outstanding
  at the end of period                     14,604          21,581          24,009         32,650           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(536)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.43          $10.23          $9.42           N/A
    End of period                          $12.02          $11.73          $10.43         $10.23           N/A
  Accumulation units outstanding
  at the end of period                     21,437          28,423          31,857         24,701           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.67           N/A             N/A             N/A            N/A
    End of period                          $17.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,700            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(623)

  Accumulation unit value:
    Beginning of period                    $19.75          $18.15          $17.08         $14.41           N/A
    End of period                          $16.96          $19.75          $18.15         $17.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,298           1,736           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(536)

  Accumulation unit value:
    Beginning of period                    $15.00          $13.06          $12.83         $11.34           N/A
    End of period                          $14.34          $15.00          $13.06         $12.83           N/A
  Accumulation units outstanding
  at the end of period                     15,512          21,677          23,671         25,195           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.46           $5.46           $5.24           N/A
    End of period                          $6.53           $5.84           $5.46           $5.46           N/A
  Accumulation units outstanding
  at the end of period                     12,481          12,644          10,377          8,463           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(834)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.41          $11.93           N/A            N/A
    End of period                          $17.40          $14.83          $15.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,581          12,958           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.50           N/A             N/A             N/A            N/A
    End of period                          $17.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,384           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(982)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.95           N/A            N/A
    End of period                          $14.06          $13.00          $11.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,244             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(982)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(547)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.18          $10.96          $9.79           N/A
    End of period                          $14.46          $13.92          $12.18         $10.96           N/A
  Accumulation units outstanding
  at the end of period                     3,755           3,454           2,982           2,431           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(547)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(649)

  Accumulation unit value:
    Beginning of period                    $8.67           $8.46           $7.93           $7.26           N/A
    End of period                          $9.34           $8.67           $8.46           $7.93           N/A
  Accumulation units outstanding
  at the end of period                       -              887            1,255           1,433           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(649)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      183             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(485)

  Accumulation unit value:
    Beginning of period                    $13.26          $13.11          $13.12         $12.85          $12.84
    End of period                          $14.02          $13.26          $13.11         $13.12          $12.85
  Accumulation units outstanding
  at the end of period                     7,984           8,392           7,981          12,376          4,812

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(830)

  Accumulation unit value:
    Beginning of period                    $21.82          $19.64          $17.59           N/A            N/A
    End of period                          $19.78          $21.82          $19.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                      317             318             319             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.32           N/A
    End of period                           N/A             N/A             N/A           $14.70           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.21          $12.29         $11.97           N/A
    End of period                          $12.74          $13.18          $12.21         $12.29           N/A
  Accumulation units outstanding
  at the end of period                     7,083           8,356           1,599           3,963           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(649)

  Accumulation unit value:
    Beginning of period                    $20.54          $18.60          $18.14         $16.78           N/A
    End of period                          $18.94          $20.54          $18.60         $18.14           N/A
  Accumulation units outstanding
  at the end of period                      221             384             544             621            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(649)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $8.22           $7.95           $7.26           $6.21           N/A
    End of period                          $7.97           $8.22           $7.95           $7.26           N/A
  Accumulation units outstanding
  at the end of period                       -              662             663             663            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,232           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division(1458)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(664)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.18           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(664)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(621)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.62           N/A
    End of period                           N/A             N/A             N/A            $9.88           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.63          $11.92         $10.98           N/A
    End of period                          $15.21          $14.26          $12.63         $11.92           N/A
  Accumulation units outstanding
  at the end of period                     30,797          42,393          49,940         60,957           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.43          $10.29          $9.96           N/A
    End of period                          $11.42          $10.99          $10.43         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     14,185           187             187              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(591)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.74          $12.14         $11.20           N/A
    End of period                          $15.09          $14.21          $12.74         $12.14           N/A
  Accumulation units outstanding
  at the end of period                     12,047          12,850          9,075          26,599           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(787)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.78          $10.37           N/A            N/A
    End of period                          $12.24          $11.63          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,062           267             224             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(547)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.32          $11.85         $11.20           N/A
    End of period                          $14.33          $13.50          $12.32         $11.85           N/A
  Accumulation units outstanding
  at the end of period                    105,650          85,483          45,587         20,759           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(547)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.12           N/A             N/A            N/A
    End of period                          $10.97          $10.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,174            925             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income
Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                    $24.08          $21.68          $21.07         $19.75           N/A
    End of period                          $25.29          $24.08          $21.68         $21.07           N/A
  Accumulation units outstanding
  at the end of period                     2,670           9,238           9,591           8,609           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.25          $11.20         $11.20           N/A
    End of period                          $11.76          $11.49          $11.25         $11.20           N/A
  Accumulation units outstanding
  at the end of period                     20,797          6,744           97,060           234            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(536)

  Accumulation unit value:
    Beginning of period                    $20.11          $17.02          $16.11         $14.36           N/A
    End of period                          $21.19          $20.11          $17.02         $16.11           N/A
  Accumulation units outstanding
  at the end of period                     1,991           4,666           4,832           5,012           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(536)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $27.18          $24.46          $23.60         $21.55           N/A
    End of period                          $29.24          $27.18          $24.46         $23.60           N/A
  Accumulation units outstanding
  at the end of period                     2,250            960             978            1,849           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $35.64          $34.15          $30.64         $27.04           N/A
    End of period                          $40.81          $35.64          $34.15         $30.64           N/A
  Accumulation units outstanding
  at the end of period                     2,372           2,051           2,147           1,276           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(653)

  Accumulation unit value:
    Beginning of period                    $15.42          $13.15          $12.69         $11.37           N/A
    End of period                          $15.20          $15.42          $13.15         $12.69           N/A
  Accumulation units outstanding
  at the end of period                     3,778           5,197           4,837             7             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.345%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(611)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.37          $10.85         $10.40           N/A
    End of period                          $13.54          $11.98          $11.37         $10.85           N/A
  Accumulation units outstanding
  at the end of period                      158             546             253             311            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1156)

  Accumulation unit value:
    Beginning of period                    $15.35          $14.05           N/A             N/A            N/A
    End of period                          $12.74          $15.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      190             501             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(612)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.48          $9.75           $9.08           N/A
    End of period                          $11.96          $11.35          $10.48          $9.75           N/A
  Accumulation units outstanding
  at the end of period                     1,075            253            8,011             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1205)

  Accumulation unit value:
    Beginning of period                    $23.35          $23.24           N/A             N/A            N/A
    End of period                          $27.51          $23.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      229             229             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                    $21.26          $18.12          $18.10         $16.35           N/A
    End of period                          $23.28          $21.26          $18.12         $18.10           N/A
  Accumulation units outstanding
  at the end of period                       50              65              81             99             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      877             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.79            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      161             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.93            N/A             N/A            N/A
    End of period                          $10.75          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             22,747           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.94          $10.33           N/A            N/A
    End of period                          $11.52          $12.57          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       27              19              7              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(611)

  Accumulation unit value:
    Beginning of period                    $17.43          $17.05          $17.01         $16.18           N/A
    End of period                          $18.22          $17.43          $17.05         $17.01           N/A
  Accumulation units outstanding
  at the end of period                      659             674              81             100            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(877)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.21          $11.09           N/A            N/A
    End of period                          $12.73          $12.68          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      543             419            1,118            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(877)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(611)

  Accumulation unit value:
    Beginning of period                    $14.65          $11.36          $9.81           $8.51           N/A
    End of period                          $16.02          $14.65          $11.36          $9.81           N/A
  Accumulation units outstanding
  at the end of period                      475            2,188           1,686            190            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $21.78          $19.89          $19.18         $17.24           N/A
    End of period                          $22.96          $21.78          $19.89         $19.18           N/A
  Accumulation units outstanding
  at the end of period                       48             254              76             94             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(611)

  Accumulation unit value:
    Beginning of period                    $14.35          $14.22          $14.23         $13.92           N/A
    End of period                          $14.91          $14.35          $14.22         $14.23           N/A
  Accumulation units outstanding
  at the end of period                      559            4,327            630            1,787           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(611)

  Accumulation unit value:
    Beginning of period                    $19.23          $17.18          $16.16         $14.38           N/A
    End of period                          $18.29          $19.23          $17.18         $16.16           N/A
  Accumulation units outstanding
  at the end of period                      596             160             188             794            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(611)

  Accumulation unit value:
    Beginning of period                    $16.00          $14.02          $13.72         $12.63           N/A
    End of period                          $14.56          $16.00          $14.02         $13.72           N/A
  Accumulation units outstanding
  at the end of period                      232             251             104             128            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.39           N/A             N/A            N/A
    End of period                          $11.25          $11.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      650             626             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.90          $15.73         $15.09           N/A
    End of period                          $15.49          $15.69          $14.90         $15.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,634            209            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(726)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.75          $10.81         $10.86           N/A
    End of period                          $11.31          $10.88          $10.75         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     8,616            486             301             23             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(633)

  Accumulation unit value:
    Beginning of period                    $10.95          $9.88           $10.37          $9.04           N/A
    End of period                          $9.85           $10.95          $9.88          $10.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              832            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(633)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                    $16.03          $12.67          $13.76         $13.24           N/A
    End of period                          $16.80          $16.03          $12.67         $13.76           N/A
  Accumulation units outstanding
  at the end of period                       -              741             395             351            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1153)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.92           N/A             N/A            N/A
    End of period                          $10.96          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,317            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1153)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(704)

  Accumulation unit value:
    Beginning of period                    $22.36          $16.35          $15.20         $14.66           N/A
    End of period                          $23.76          $22.36          $16.35         $15.20           N/A
  Accumulation units outstanding
  at the end of period                       -             2,117           3,728            903            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(784)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.78          $10.23           N/A            N/A
    End of period                          $11.76          $11.19          $10.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(978)

  Accumulation unit value:
    Beginning of period                    $17.96          $14.64          $14.67           N/A            N/A
    End of period                          $19.36          $17.96          $14.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              546             966             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(978)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.77          $10.89         $10.53           N/A
    End of period                          $13.53          $13.66          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     29,510          7,537           9,161           4,795           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1205)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.77           N/A             N/A            N/A
    End of period                          $11.83          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,727           578             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1205)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(727)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.47          $10.82         $10.70           N/A
    End of period                          $12.06          $10.69          $10.47         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -              143             143             143            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(727)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.06           N/A             N/A             N/A            N/A
    End of period                          $12.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,609            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1373)

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,912            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $26.12          $22.13          $16.56         $14.56           N/A
    End of period                          $34.51          $26.12          $22.13         $16.56           N/A
  Accumulation units outstanding
  at the end of period                     1,676           1,710           1,475             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.22          $12.85         $12.30           N/A
    End of period                          $18.06          $17.59          $17.22         $12.85           N/A
  Accumulation units outstanding
  at the end of period                       -              379            6,711            378            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(784)

  Accumulation unit value:
    Beginning of period                    $14.66          $13.68          $12.57           N/A            N/A
    End of period                          $15.39          $14.66          $13.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,774            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(633)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.42          $10.22          $9.31           N/A
    End of period                          $12.00          $11.72          $10.42         $10.22           N/A
  Accumulation units outstanding
  at the end of period                       -              352            2,855           1,708           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(633)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.64           N/A             N/A             N/A            N/A
    End of period                          $17.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      399             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(704)

  Accumulation unit value:
    Beginning of period                    $19.73          $18.14          $17.07         $16.04           N/A
    End of period                          $16.94          $19.73          $18.14         $17.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -              385             196            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(784)

  Accumulation unit value:
    Beginning of period                    $14.98          $13.05          $12.30           N/A            N/A
    End of period                          $14.32          $14.98          $13.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              392             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(799)

  Accumulation unit value:
    Beginning of period                    $5.83           $5.45           $4.97            N/A            N/A
    End of period                          $6.52           $5.83           $5.45            N/A            N/A
  Accumulation units outstanding
  at the end of period                      311             311             311             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                    $14.82          $15.41          $11.35         $10.31           N/A
    End of period                          $17.38          $14.82          $15.41         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             2,233           11,296          2,902           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.49           N/A             N/A             N/A            N/A
    End of period                          $17.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,907            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(784)

  Accumulation unit value:
    Beginning of period                    $12.99          $11.85          $11.12           N/A            N/A
    End of period                          $14.05          $12.99          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,889           1,225           1,174            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.17          $10.95          $9.60           N/A
    End of period                          $14.44          $13.90          $12.17         $10.95           N/A
  Accumulation units outstanding
  at the end of period                      967            1,290            145             169            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(611)

  Accumulation unit value:
    Beginning of period                    $13.23          $13.09          $13.09         $12.79           N/A
    End of period                          $13.98          $13.23          $13.09         $13.09           N/A
  Accumulation units outstanding
  at the end of period                      312             341             888            1,022           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(567)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.34           N/A
    End of period                           N/A             N/A             N/A           $14.67           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(567)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.18          $12.26         $11.95           N/A
    End of period                          $12.71          $13.15          $12.18         $12.26           N/A
  Accumulation units outstanding
  at the end of period                      605             599             161           24,937           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(728)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.39          $11.70         $11.69           N/A
    End of period                          $14.91          $13.99          $12.39         $11.70           N/A
  Accumulation units outstanding
  at the end of period                       41              26              14              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.43          $10.29          $9.96           N/A
    End of period                          $11.41          $10.99          $10.43         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(540)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.71          $12.11         $11.20           N/A
    End of period                          $15.05          $14.18          $12.71         $12.11           N/A
  Accumulation units outstanding
  at the end of period                     1,855           1,845            669             627            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(540)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(862)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.75          $10.43           N/A            N/A
    End of period                          $12.20          $11.59          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,838             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(575)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.30          $11.83         $10.74           N/A
    End of period                          $14.30          $13.47          $12.30         $11.83           N/A
  Accumulation units outstanding
  at the end of period                     12,325          12,991          13,658         13,109           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(722)

  Accumulation unit value:
    Beginning of period                    $24.01          $21.62          $21.02         $20.67           N/A
    End of period                          $25.21          $24.01          $21.62         $21.02           N/A
  Accumulation units outstanding
  at the end of period                      137             111            2,174           1,963           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.21          $11.20           N/A            N/A
    End of period                          $11.71          $11.44          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,042           3,499           7,263            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                    $20.09          $17.01          $16.10         $14.72           N/A
    End of period                          $21.16          $20.09          $17.01         $16.10           N/A
  Accumulation units outstanding
  at the end of period                      196             213             214             220            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(737)

  Accumulation unit value:
    Beginning of period                    $27.10          $24.40          $23.54         $23.54           N/A
    End of period                          $29.15          $27.10          $24.40         $23.54           N/A
  Accumulation units outstanding
  at the end of period                      182             715              94             39             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(858)

  Accumulation unit value:
    Beginning of period                    $35.75          $34.34          $30.35           N/A            N/A
    End of period                          $40.93          $35.75          $34.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                      157             155              2              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(611)

  Accumulation unit value:
    Beginning of period                    $15.38          $13.12          $12.65         $11.53           N/A
    End of period                          $15.15          $15.38          $13.12         $12.65           N/A
  Accumulation units outstanding
  at the end of period                     1,732            524             525            2,411           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(439)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.49          $9.75           $9.12          $8.74
    End of period                          $11.97          $11.35          $10.49          $9.75          $9.12
  Accumulation units outstanding
  at the end of period                     4,414           4,569           4,576           4,414          4,414

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(980)

  Accumulation unit value:
    Beginning of period                    $14.64          $11.36          $11.36           N/A            N/A
    End of period                          $16.01          $14.64          $11.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              144             151             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(980)

  Accumulation unit value:
    Beginning of period                    $19.22          $17.17          $17.18           N/A            N/A
    End of period                          $18.28          $19.22          $17.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               95             100             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(980)

  Accumulation unit value:
    Beginning of period                    $15.99          $14.02          $14.02           N/A            N/A
    End of period                          $14.56          $15.99          $14.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              116             122             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.39           N/A             N/A            N/A
    End of period                          $11.24          $11.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,854           1,854            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.90          $15.73         $13.20          $11.47
    End of period                          $15.49          $15.69          $14.90         $15.73          $13.20
  Accumulation units outstanding
  at the end of period                       -               -             1,346           1,346          1,346

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                    $16.03          $12.67          $13.76         $13.67          $11.98
    End of period                          $16.80          $16.03          $12.67         $13.76          $13.67
  Accumulation units outstanding
  at the end of period                       -             1,416           1,422           1,288          1,288

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(752)

  Accumulation unit value:
    Beginning of period                    $9.17           $8.03           $7.59            N/A            N/A
    End of period                          $9.29           $9.17           $8.03            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,118           1,239           1,418            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(439)

  Accumulation unit value:
    Beginning of period                    $22.35          $16.35          $15.20         $12.24          $11.72
    End of period                          $23.76          $22.35          $16.35         $15.20          $12.24
  Accumulation units outstanding
  at the end of period                       -             1,317           1,317           1,317          1,317

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $14.15           N/A             N/A             N/A            N/A
    End of period                          $13.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,635            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                    $17.59          $17.22          $12.85         $11.16          $10.40
    End of period                          $18.06          $17.59          $17.22         $12.85          $11.16
  Accumulation units outstanding
  at the end of period                       -             1,484           1,484           1,484          1,484

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(752)

  Accumulation unit value:
    Beginning of period                    $14.66          $13.68          $11.86           N/A            N/A
    End of period                          $15.38          $14.66          $13.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                      688             772             836             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.63           N/A             N/A             N/A            N/A
    End of period                          $17.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,032            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(439)

  Accumulation unit value:
    Beginning of period                    $19.72          $18.13          $17.07         $15.57          $14.52
    End of period                          $16.94          $19.72          $18.13         $17.07          $15.57
  Accumulation units outstanding
  at the end of period                       -               -             1,063           1,063          1,063

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(980)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.16          $12.17           N/A            N/A
    End of period                          $14.43          $13.90          $12.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              134             140             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(439)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.28          $13.84
    End of period                           N/A             N/A             N/A           $14.66          $14.28
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -            2,787

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(439)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.18          $12.26         $11.94           N/A
    End of period                          $12.70          $13.15          $12.18         $12.26           N/A
  Accumulation units outstanding
  at the end of period                     3,422           3,422           3,422           3,422           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(980)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.75          $10.77           N/A            N/A
    End of period                          $12.20          $11.59          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              303             317             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(825)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.29          $11.50           N/A            N/A
    End of period                          $14.29          $13.47          $12.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             10,077           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(980)

  Accumulation unit value:
    Beginning of period                    $24.00          $21.61          $21.69           N/A            N/A
    End of period                          $25.19          $24.00          $21.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               75              79             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $27.08          $24.39          $21.80           N/A            N/A
    End of period                          $29.13          $27.08          $24.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                      379             431             491             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(980)

  Accumulation unit value:
    Beginning of period                    $35.52          $34.04          $34.12           N/A            N/A
    End of period                          $40.66          $35.52          $34.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               48              50             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(980)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.36%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.33           N/A             N/A             N/A            N/A
    End of period                          $17.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,000            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(934)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.25          $11.36           N/A            N/A
    End of period                          $14.90          $13.70          $12.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              298             299             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(934)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.88           N/A             N/A             N/A            N/A
    End of period                          $13.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,066           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(934)

  Accumulation unit value:
    Beginning of period                    $21.23          $18.10          $16.94           N/A            N/A
    End of period                          $23.24          $21.23          $18.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              204             204             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(934)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(960)

  Accumulation unit value:
    Beginning of period                    $14.63          $11.35          $10.95           N/A            N/A
    End of period                          $16.00          $14.63          $11.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,856           1,303           1,303            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.52           N/A             N/A             N/A            N/A
    End of period                          $13.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,682            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.38           N/A             N/A            N/A
    End of period                          $11.24          $11.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       38              41             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                    $15.69          $14.90          $15.59           N/A            N/A
    End of period                          $15.50          $15.69          $14.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               32             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(939)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.75          $10.68           N/A            N/A
    End of period                          $11.31          $10.88          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      841             796             687             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                    $16.04          $12.67          $13.00           N/A            N/A
    End of period                          $16.81          $16.04          $12.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               34              36             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(789)

  Accumulation unit value:
    Beginning of period                    $22.35          $16.36          $14.75           N/A            N/A
    End of period                          $23.75          $22.35          $16.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             8,020             34             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(769)

  Accumulation unit value:
    Beginning of period                    $17.94          $14.63          $13.23           N/A            N/A
    End of period                          $19.34          $17.94          $14.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,452           2,790           5,056            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(939)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.76          $11.12           N/A            N/A
    End of period                          $13.52          $13.65          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,457           3,214           3,301            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                    $17.58          $17.21          $13.78           N/A            N/A
    End of period                          $18.05          $17.58          $17.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               36              39             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(769)

  Accumulation unit value:
    Beginning of period                    $14.65          $13.67          $12.55           N/A            N/A
    End of period                          $15.37          $14.65          $13.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,680           3,004           5,357            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(769)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.42          $10.20           N/A            N/A
    End of period                          $11.99          $11.71          $10.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,329           3,721           6,671            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.62           N/A             N/A             N/A            N/A
    End of period                          $17.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       26             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(789)

  Accumulation unit value:
    Beginning of period                    $19.72          $18.13          $16.66           N/A            N/A
    End of period                          $16.94          $19.72          $18.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               31             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(769)

  Accumulation unit value:
    Beginning of period                    $14.97          $13.04          $12.54           N/A            N/A
    End of period                          $14.31          $14.97          $13.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,713           3,004           5,430            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(769)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(960)

  Accumulation unit value:
    Beginning of period                    $14.82          $15.40          $15.16           N/A            N/A
    End of period                          $17.38          $14.82          $15.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              941             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(700)

  Accumulation unit value:
    Beginning of period                    $14.21          $12.59          $11.88         $11.28           N/A
    End of period                          $15.15          $14.21          $12.59         $11.88           N/A
  Accumulation units outstanding
  at the end of period                    164,637         216,612         211,022         84,262           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(828)

  Accumulation unit value:
    Beginning of period                    $14.16          $12.70          $11.52           N/A            N/A
    End of period                          $15.03          $14.16          $12.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,186            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.75          $10.50           N/A            N/A
    End of period                          $12.19          $11.59          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      933             933             613             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $13.46          $12.28          $11.87           N/A            N/A
    End of period                          $14.28          $13.46          $12.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,332           805             536             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(934)

  Accumulation unit value:
    Beginning of period                    $35.47          $34.01          $31.07           N/A            N/A
    End of period                          $40.61          $35.47          $34.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              171             172             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(934)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.37%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(628)

  Accumulation unit value:
    Beginning of period                    $15.89          $13.27          $12.28         $10.34           N/A
    End of period                          $17.03          $15.89          $13.27         $12.28           N/A
  Accumulation units outstanding
  at the end of period                     9,690           2,702           2,873           3,016           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.36          $10.85         $10.02           N/A
    End of period                          $13.52          $11.96          $11.36         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     3,252           4,599           4,669           2,197           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(945)

  Accumulation unit value:
    Beginning of period                    $15.34          $11.52          $10.74           N/A            N/A
    End of period                          $12.73          $15.34          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       57              54              70             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.25          $11.57         $10.37           N/A
    End of period                          $14.89          $13.70          $12.25         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -              544             566             340            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(634)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.50          $15.96         $14.03           N/A
    End of period                          $19.43          $17.94          $17.50         $15.96           N/A
  Accumulation units outstanding
  at the end of period                       -             1,695           1,709           1,315           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(506)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.29           $9.09           N/A
    End of period                           N/A             N/A            $8.42           $9.29           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              452            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(641)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.47          $9.74           $8.74           N/A
    End of period                          $11.95          $11.33          $10.47          $9.74           N/A
  Accumulation units outstanding
  at the end of period                     3,554           6,869           7,283           7,391           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $24.84          $24.31          $23.78         $21.23           N/A
    End of period                          $26.61          $24.84          $24.31         $23.78           N/A
  Accumulation units outstanding
  at the end of period                     2,146           1,718           1,799           1,888           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.97           N/A             N/A             N/A            N/A
    End of period                          $13.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,369            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(646)

  Accumulation unit value:
    Beginning of period                    $17.57          $16.01          $15.86         $14.21           N/A
    End of period                          $17.25          $17.57          $16.01         $15.86           N/A
  Accumulation units outstanding
  at the end of period                     4,451           7,297           8,989           5,672           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                    $21.21          $18.08          $18.06         $16.32           N/A
    End of period                          $23.21          $21.21          $18.08         $18.06           N/A
  Accumulation units outstanding
  at the end of period                     2,660           2,663           3,279           2,442           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.69           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      841             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.84            N/A             N/A            N/A
    End of period                          $10.75          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,243           3,273            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(945)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.86          $10.66           N/A            N/A
    End of period                          $11.44          $12.49          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       45              44              48             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(640)

  Accumulation unit value:
    Beginning of period                    $17.38          $17.00          $16.97         $16.35           N/A
    End of period                          $18.16          $17.38          $17.00         $16.97           N/A
  Accumulation units outstanding
  at the end of period                     3,714           5,257           5,453           3,028           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.97            N/A             N/A            N/A
    End of period                          $10.39          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      452             474             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(611)

  Accumulation unit value:
    Beginning of period                    $14.62          $11.34          $9.79           $8.50           N/A
    End of period                          $15.98          $14.62          $11.34          $9.79           N/A
  Accumulation units outstanding
  at the end of period                     12,119          5,480           7,032           7,098           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $21.71          $19.84          $19.13         $17.20           N/A
    End of period                          $22.89          $21.71          $19.84         $19.13           N/A
  Accumulation units outstanding
  at the end of period                     1,958           3,054           4,307           4,193           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(606)

  Accumulation unit value:
    Beginning of period                    $14.31          $14.19          $14.19         $13.79           N/A
    End of period                          $14.86          $14.31          $14.19         $14.19           N/A
  Accumulation units outstanding
  at the end of period                     9,698           9,877           10,338          8,015           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.76           N/A             N/A             N/A            N/A
    End of period                          $13.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      692             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(611)

  Accumulation unit value:
    Beginning of period                    $19.19          $17.15          $16.14         $14.35           N/A
    End of period                          $18.25          $19.19          $17.15         $16.14           N/A
  Accumulation units outstanding
  at the end of period                     9,099           7,447           11,102         10,465           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(640)

  Accumulation unit value:
    Beginning of period                    $15.97          $14.00          $13.69         $11.45           N/A
    End of period                          $14.53          $15.97          $14.00         $13.69           N/A
  Accumulation units outstanding
  at the end of period                     6,042           6,814           10,305          9,502           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.37           N/A             N/A            N/A
    End of period                          $11.22          $11.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,164           7,946            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                    $15.68          $14.88          $15.72         $14.24           N/A
    End of period                          $15.47          $15.68          $14.88         $15.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,124           6,610           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(506)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.74          $10.80         $10.73           N/A
    End of period                          $11.30          $10.87          $10.74         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     40,593          42,445          38,726         35,735           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(670)

  Accumulation unit value:
    Beginning of period                    $5.67           $4.27           $4.33           $3.98           N/A
    End of period                          $5.78           $5.67           $4.27           $4.33           N/A
  Accumulation units outstanding
  at the end of period                     4,343            544             545             546            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(670)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(634)

  Accumulation unit value:
    Beginning of period                    $10.93          $9.87           $10.35          $8.86           N/A
    End of period                          $9.83           $10.93          $9.87          $10.35           N/A
  Accumulation units outstanding
  at the end of period                     1,620           1,570           1,570           1,570           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(619)

  Accumulation unit value:
    Beginning of period                    $16.01          $12.66          $13.75         $12.67           N/A
    End of period                          $16.78          $16.01          $12.66         $13.75           N/A
  Accumulation units outstanding
  at the end of period                       -             7,205           6,678           6,484           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.93           N/A             N/A             N/A            N/A
    End of period                          $10.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,429            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1102)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.42           N/A             N/A            N/A
    End of period                          $10.95          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              823             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1102)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(487)

  Accumulation unit value:
    Beginning of period                    $9.16           $8.02           $7.88           $7.23           N/A
    End of period                          $9.28           $9.16           $8.02           $7.88           N/A
  Accumulation units outstanding
  at the end of period                      443            3,729           3,730           3,730           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $13.85          $11.95          $11.53         $10.18           N/A
    End of period                          $11.17          $13.85          $11.95         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     6,158           6,565           7,365           7,750           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(606)

  Accumulation unit value:
    Beginning of period                    $22.33          $16.34          $15.19         $12.67           N/A
    End of period                          $23.73          $22.33          $16.34         $15.19           N/A
  Accumulation units outstanding
  at the end of period                       -             23,166          12,355          8,247           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.77          $10.25         $10.31           N/A
    End of period                          $11.74          $11.18          $10.77         $10.25           N/A
  Accumulation units outstanding
  at the end of period                     3,449           3,291           3,077           2,724           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(506)

  Accumulation unit value:
    Beginning of period                    $17.94          $14.62          $13.21         $11.45           N/A
    End of period                          $19.33          $17.94          $14.62         $13.21           N/A
  Accumulation units outstanding
  at the end of period                     26,076          26,540          26,212         23,638           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(947)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.76          $11.43           N/A            N/A
    End of period                          $13.52          $13.65          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     53,289          7,367            273             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.83           N/A             N/A             N/A            N/A
    End of period                          $11.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,209            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(949)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.47          $10.65           N/A            N/A
    End of period                          $12.05          $10.69          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,685           1,685            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(949)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(644)

  Accumulation unit value:
    Beginning of period                    $26.07          $22.10          $16.54         $14.17           N/A
    End of period                          $34.44          $26.07          $22.10         $16.54           N/A
  Accumulation units outstanding
  at the end of period                     3,099           3,065           1,731           1,131           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                    $17.57          $17.21          $12.84         $11.48           N/A
    End of period                          $18.04          $17.57          $17.21         $12.84           N/A
  Accumulation units outstanding
  at the end of period                       -             7,147           6,553           6,764           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(506)

  Accumulation unit value:
    Beginning of period                    $14.64          $13.67          $12.50         $11.26           N/A
    End of period                          $15.36          $14.64          $13.67         $12.50           N/A
  Accumulation units outstanding
  at the end of period                     34,394          38,925          36,909         36,137           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(511)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.41          $10.21          $9.74           N/A
    End of period                          $11.99          $11.70          $10.41         $10.21           N/A
  Accumulation units outstanding
  at the end of period                     46,381          48,636          48,025         43,808           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(511)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.60           N/A             N/A             N/A            N/A
    End of period                          $17.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      987             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(619)

  Accumulation unit value:
    Beginning of period                    $19.71          $18.12          $17.06         $14.76           N/A
    End of period                          $16.92          $19.71          $18.12         $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,678           3,650           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(506)

  Accumulation unit value:
    Beginning of period                    $14.96          $13.04          $12.81         $11.62           N/A
    End of period                          $14.30          $14.96          $13.04         $12.81           N/A
  Accumulation units outstanding
  at the end of period                     29,372          30,265          30,378         29,006           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(506)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(692)

  Accumulation unit value:
    Beginning of period                    $5.81           $5.44           $5.44           $5.03           N/A
    End of period                          $6.46           $5.81           $5.44           $5.44           N/A
  Accumulation units outstanding
  at the end of period                       13              -               28             26             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(694)

  Accumulation unit value:
    Beginning of period                    $14.81          $15.40          $11.35         $10.09           N/A
    End of period                          $17.37          $14.81          $15.40         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -             12,109          8,500           1,863           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.47           N/A             N/A             N/A            N/A
    End of period                          $17.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,773            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                    $12.98          $11.85          $11.05         $10.09           N/A
    End of period                          $14.04          $12.98          $11.85         $11.05           N/A
  Accumulation units outstanding
  at the end of period                      130             131            1,801           1,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(593)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.15          $10.94          $9.54           N/A
    End of period                          $14.41          $13.88          $12.15         $10.94           N/A
  Accumulation units outstanding
  at the end of period                     16,611          18,944          19,863         18,763           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(487)

  Accumulation unit value:
    Beginning of period                    $13.20          $13.06          $13.07         $12.77           N/A
    End of period                          $13.95          $13.20          $13.06         $13.07           N/A
  Accumulation units outstanding
  at the end of period                     21,901          25,987          28,618         28,067           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(945)

  Accumulation unit value:
    Beginning of period                    $21.70          $19.53          $18.77           N/A            N/A
    End of period                          $19.66          $21.70          $19.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       39              38              40             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(606)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.13           N/A
    End of period                           N/A             N/A             N/A           $14.63           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.12          $12.16          $12.24         $11.93           N/A
    End of period                          $12.67          $13.12          $12.16         $12.24           N/A
  Accumulation units outstanding
  at the end of period                     9,289           8,762           9,918           9,583           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $20.42          $18.50          $18.06         $16.51           N/A
    End of period                          $18.82          $20.42          $18.50         $18.06           N/A
  Accumulation units outstanding
  at the end of period                     1,577           1,671           1,775           2,615           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(633)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.75           N/A
    End of period                           N/A             N/A             N/A           $10.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(633)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(602)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.13           N/A
    End of period                           N/A             N/A             N/A           $10.10           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.77           N/A
    End of period                           N/A             N/A             N/A            $9.84           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.58          $11.88         $10.94           N/A
    End of period                          $15.14          $14.20          $12.58         $11.88           N/A
  Accumulation units outstanding
  at the end of period                    195,371         210,829         249,284         250,959          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                    $14.15          $12.69          $12.09         $11.10           N/A
    End of period                          $15.01          $14.15          $12.69         $12.09           N/A
  Accumulation units outstanding
  at the end of period                     90,030          89,017          91,148         87,253           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(807)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.75          $10.25           N/A            N/A
    End of period                          $12.19          $11.59          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,394          10,047          18,701           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(807)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.27          $11.81         $11.01           N/A
    End of period                          $14.26          $13.45          $12.27         $11.81           N/A
  Accumulation units outstanding
  at the end of period                    110,127         110,543          96,546         107,023          N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                    $11.47           N/A             N/A             N/A            N/A
    End of period                          $11.47           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,494            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(593)

  Accumulation unit value:
    Beginning of period                    $23.94          $21.57          $20.97         $19.41           N/A
    End of period                          $25.13          $23.94          $21.57         $20.97           N/A
  Accumulation units outstanding
  at the end of period                     10,323          9,599           10,924         11,582           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(589)

  Accumulation unit value:
    Beginning of period                    $11.41          $11.18          $11.14         $11.23           N/A
    End of period                          $11.67          $11.41          $11.18         $11.14           N/A
  Accumulation units outstanding
  at the end of period                     3,017           5,316           14,993          9,310           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                    $20.07          $16.99          $16.09         $14.72           N/A
    End of period                          $21.14          $20.07          $16.99         $16.09           N/A
  Accumulation units outstanding
  at the end of period                     14,522          11,811          13,347         12,076           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $27.02          $24.34          $23.49         $21.86           N/A
    End of period                          $29.05          $27.02          $24.34         $23.49           N/A
  Accumulation units outstanding
  at the end of period                     6,559           5,466           5,945           3,295           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(487)

  Accumulation unit value:
    Beginning of period                    $35.44          $33.97          $30.49         $26.47           N/A
    End of period                          $40.56          $35.44          $33.97         $30.49           N/A
  Accumulation units outstanding
  at the end of period                     2,420           2,226           2,146           1,369           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(487)

  Accumulation unit value:
    Beginning of period                    $15.35          $13.10          $12.63         $11.22           N/A
    End of period                          $15.12          $15.35          $13.10         $12.63           N/A
  Accumulation units outstanding
  at the end of period                     18,889          20,884          22,440         17,543           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(487)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.35          $10.84         $10.09           N/A
    End of period                          $13.50          $11.95          $11.35         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              845            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(473)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.23          $8.94
    End of period                           N/A             N/A             N/A            $9.00          $9.23
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             947

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(473)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.24          $11.56         $11.08          $10.76
    End of period                          $14.87          $13.68          $12.24         $11.56          $11.08
  Accumulation units outstanding
  at the end of period                       -               -               -              393            394

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(641)

  Accumulation unit value:
    Beginning of period                    $17.89          $17.46          $15.92         $13.80           N/A
    End of period                          $19.38          $17.89          $17.46         $15.92           N/A
  Accumulation units outstanding
  at the end of period                       -             1,250           1,265           1,265           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.35           N/A             N/A            N/A
    End of period                          $11.20          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,208           7,111            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.87          $15.71         $14.02           N/A
    End of period                          $15.45          $15.66          $14.87         $15.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,239           3,546           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                    $16.00          $12.65          $13.74         $12.78           N/A
    End of period                          $16.76          $16.00          $12.65         $13.74           N/A
  Accumulation units outstanding
  at the end of period                       -             6,357           6,464           5,259           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(582)

  Accumulation unit value:
    Beginning of period                    $9.14           $8.01           $7.87           $7.09           N/A
    End of period                          $9.26           $9.14           $8.01           $7.87           N/A
  Accumulation units outstanding
  at the end of period                      231             232             233             234            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(615)

  Accumulation unit value:
    Beginning of period                    $22.31          $16.33          $15.18         $12.63           N/A
    End of period                          $23.70          $22.31          $16.33         $15.18           N/A
  Accumulation units outstanding
  at the end of period                       -             6,405           6,513           5,284           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(693)

  Accumulation unit value:
    Beginning of period                    $17.91          $14.61          $13.20         $11.95           N/A
    End of period                          $19.30          $17.91          $14.61         $13.20           N/A
  Accumulation units outstanding
  at the end of period                      314             314             314             315            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(738)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.75           N/A            N/A
    End of period                          $13.51          $13.64          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,801          11,750          12,038           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                    $17.55          $17.19          $12.84         $11.03           N/A
    End of period                          $18.02          $17.55          $17.19         $12.84           N/A
  Accumulation units outstanding
  at the end of period                       -             7,483           7,946           6,176           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(693)

  Accumulation unit value:
    Beginning of period                    $14.63          $13.66          $12.49         $11.35           N/A
    End of period                          $15.34          $14.63          $13.66         $12.49           N/A
  Accumulation units outstanding
  at the end of period                      331             331             331             331            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(473)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.40          $10.21          $9.50          $9.16
    End of period                          $11.97          $11.69          $10.40         $10.21          $9.50
  Accumulation units outstanding
  at the end of period                      394            1,318           1,318           1,319           924

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.56           N/A             N/A             N/A            N/A
    End of period                          $17.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,311            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(615)

  Accumulation unit value:
    Beginning of period                    $19.69          $18.10          $17.05         $14.82           N/A
    End of period                          $16.90          $19.69          $18.10         $17.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,595           3,470           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(693)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.03          $12.80         $11.55           N/A
    End of period                          $14.28          $14.94          $13.03         $12.80           N/A
  Accumulation units outstanding
  at the end of period                      325             325             325             326            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(582)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.14          $10.93          $9.24           N/A
    End of period                          $14.39          $13.86          $12.14         $10.93           N/A
  Accumulation units outstanding
  at the end of period                     1,810           1,868           1,924           1,997           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(473)

  Accumulation unit value:
    Beginning of period                    $8.18           $7.92           $7.23           $6.25          $6.13
    End of period                          $7.92           $8.18           $7.92           $7.23          $6.25
  Accumulation units outstanding
  at the end of period                       -             1,437            690             691            691

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(648)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.80           N/A
    End of period                           N/A             N/A             N/A           $10.09           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(648)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(775)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(775)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.56          $11.86         $10.92           N/A
    End of period                          $15.10          $14.17          $12.56         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     8,007           8,171           8,333           5,218           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(503)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.67          $12.07         $11.37           N/A
    End of period                          $14.98          $14.12          $12.67         $12.07           N/A
  Accumulation units outstanding
  at the end of period                     2,276           3,277           3,356          12,305           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(503)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.74          $10.32           N/A            N/A
    End of period                          $12.18          $11.58          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,469          33,082          31,629           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(582)

  Accumulation unit value:
    Beginning of period                    $13.42          $12.25          $11.79         $10.74           N/A
    End of period                          $14.23          $13.42          $12.25         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     3,271           3,382           3,536            309            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(473)

  Accumulation unit value:
    Beginning of period                    $23.87          $21.51          $20.92         $19.33          $18.85
    End of period                          $25.05          $23.87          $21.51         $20.92          $19.33
  Accumulation units outstanding
  at the end of period                       -               -              224             225            225

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                    $26.94          $24.27          $23.43         $21.84          $21.05
    End of period                          $28.96          $26.94          $24.27         $23.43          $21.84
  Accumulation units outstanding
  at the end of period                     1,101            402             402             402            402

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(648)

  Accumulation unit value:
    Beginning of period                    $35.33          $33.88          $30.41         $26.14           N/A
    End of period                          $40.43          $35.33          $33.88         $30.41           N/A
  Accumulation units outstanding
  at the end of period                      380             394             407             423            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(648)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(473)

  Accumulation unit value:
    Beginning of period                    $15.33          $13.08          $12.62         $11.22          $10.70
    End of period                          $15.09          $15.33          $13.08         $12.62          $11.22
  Accumulation units outstanding
  at the end of period                     1,933           2,834           2,495           2,495           396

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(473)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(994)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.81           N/A             N/A            N/A
    End of period                          $13.50          $11.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      587             588             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(914)

  Accumulation unit value:
    Beginning of period                    $15.33          $11.52          $11.19           N/A            N/A
    End of period                          $12.72          $15.33          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,805           1,806           1,564            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(914)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(822)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.46          $9.50            N/A            N/A
    End of period                          $11.92          $11.31          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,244          10,408          11,342           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(596)

  Accumulation unit value:
    Beginning of period                    $23.20          $20.97          $21.08         $19.17           N/A
    End of period                          $27.32          $23.20          $20.97         $21.08           N/A
  Accumulation units outstanding
  at the end of period                     2,214           2,247           1,894           1,640           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(596)

  Accumulation unit value:
    Beginning of period                    $24.75          $24.24          $23.72         $23.00           N/A
    End of period                          $26.51          $24.75          $24.24         $23.72           N/A
  Accumulation units outstanding
  at the end of period                     4,727           4,827           4,951           2,424           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(822)

  Accumulation unit value:
    Beginning of period                    $17.32          $16.95          $16.82           N/A            N/A
    End of period                          $18.10          $17.32          $16.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,444            272            1,306            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(994)

  Accumulation unit value:
    Beginning of period                    $12.67          $11.60           N/A             N/A            N/A
    End of period                          $12.71          $12.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      399             399             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(596)

  Accumulation unit value:
    Beginning of period                    $14.58          $11.31          $9.77           $8.40           N/A
    End of period                          $15.94          $14.58          $11.31          $9.77           N/A
  Accumulation units outstanding
  at the end of period                     6,355           6,429           7,001           3,688           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(833)

  Accumulation unit value:
    Beginning of period                    $21.63          $19.77          $17.25           N/A            N/A
    End of period                          $22.80          $21.63          $19.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,627           2,695           2,695            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $14.29           N/A             N/A             N/A            N/A
    End of period                          $14.80           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      779             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(822)

  Accumulation unit value:
    Beginning of period                    $19.13          $17.11          $15.48           N/A            N/A
    End of period                          $18.19          $19.13          $17.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,681           2,745           3,654            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(596)

  Accumulation unit value:
    Beginning of period                    $15.92          $13.96          $13.67         $12.33           N/A
    End of period                          $14.49          $15.92          $13.96         $13.67           N/A
  Accumulation units outstanding
  at the end of period                     7,813           7,930           8,195           5,076           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.35           N/A             N/A            N/A
    End of period                          $11.20          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,260            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(652)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.87          $15.71         $14.00           N/A
    End of period                          $15.45          $15.66          $14.87         $15.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -              974            1,012           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.73          $10.79         $10.77           N/A
    End of period                          $11.28          $10.86          $10.73         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -             1,796           1,856           1,856           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(596)

  Accumulation unit value:
    Beginning of period                    $15.99          $12.65          $13.74         $13.06           N/A
    End of period                          $16.76          $15.99          $12.65         $13.74           N/A
  Accumulation units outstanding
  at the end of period                       -             3,314           5,410           3,514           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(596)

  Accumulation unit value:
    Beginning of period                    $9.14           $8.01           $7.87           $7.36           N/A
    End of period                          $9.25           $9.14           $8.01           $7.87           N/A
  Accumulation units outstanding
  at the end of period                     7,393           7,432           6,526           5,445           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $14.11           N/A             N/A             N/A            N/A
    End of period                          $11.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      491             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(652)

  Accumulation unit value:
    Beginning of period                    $22.30          $16.32          $15.18         $12.95           N/A
    End of period                          $23.70          $22.30          $16.32         $15.18           N/A
  Accumulation units outstanding
  at the end of period                       -              988            1,053           1,094           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $11.52           N/A             N/A             N/A            N/A
    End of period                          $11.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      967             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(596)

  Accumulation unit value:
    Beginning of period                    $17.91          $14.61          $13.20         $11.48           N/A
    End of period                          $19.30          $17.91          $14.61         $13.20           N/A
  Accumulation units outstanding
  at the end of period                     5,389           7,225           8,476           6,588           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(811)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.55           N/A            N/A
    End of period                          $13.51          $13.64          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,035          2,259           2,259            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $26.00           N/A             N/A             N/A            N/A
    End of period                          $34.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      281             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(652)

  Accumulation unit value:
    Beginning of period                    $17.55          $17.19          $12.83         $10.80           N/A
    End of period                          $18.02          $17.55          $17.19         $12.83           N/A
  Accumulation units outstanding
  at the end of period                       -             1,184           1,263           1,312           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(596)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.65          $12.49         $11.30           N/A
    End of period                          $15.34          $14.62          $13.65         $12.49           N/A
  Accumulation units outstanding
  at the end of period                     5,652           7,544           8,776           6,794           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.40          $10.21          $9.60           N/A
    End of period                          $11.97          $11.68          $10.40         $10.21           N/A
  Accumulation units outstanding
  at the end of period                     11,191          13,467          14,258         11,309           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(652)

  Accumulation unit value:
    Beginning of period                    $19.69          $18.10          $17.05         $13.68           N/A
    End of period                          $16.89          $19.69          $18.10         $17.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,293           1,035           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(652)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(596)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.02          $12.80         $11.31           N/A
    End of period                          $14.28          $14.94          $13.02         $12.80           N/A
  Accumulation units outstanding
  at the end of period                     5,667           7,573           8,797           6,823           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $5.80           $5.43           $5.43           $5.29           N/A
    End of period                          $6.49           $5.80           $5.43           $5.43           N/A
  Accumulation units outstanding
  at the end of period                     8,457           8,577           7,158           6,175           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.46           N/A             N/A             N/A            N/A
    End of period                          $17.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,894            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.14          $10.93          $9.54           N/A
    End of period                          $14.38          $13.86          $12.14         $10.93           N/A
  Accumulation units outstanding
  at the end of period                     9,749           9,460           9,479           4,099           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(833)

  Accumulation unit value:
    Beginning of period                    $8.63           $8.43           $7.72            N/A            N/A
    End of period                          $9.30           $8.63           $8.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,425           1,425            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1008)

  Accumulation unit value:
    Beginning of period                    $13.16          $12.98           N/A             N/A            N/A
    End of period                          $13.91          $13.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,058             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(596)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.99           N/A
    End of period                           N/A             N/A             N/A           $14.59           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.13          $12.22         $11.90           N/A
    End of period                          $12.64          $13.09          $12.13         $12.22           N/A
  Accumulation units outstanding
  at the end of period                     4,195           4,880           4,471           4,110           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.29           N/A             N/A             N/A            N/A
    End of period                          $15.09           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,165            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(680)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.66          $12.07         $11.17           N/A
    End of period                          $14.97          $14.11          $12.66         $12.07           N/A
  Accumulation units outstanding
  at the end of period                       -              555             319             321            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(970)

  Accumulation unit value:
    Beginning of period                    $13.41          $12.24          $12.28           N/A            N/A
    End of period                          $14.22          $13.41          $12.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(970)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(762)

  Accumulation unit value:
    Beginning of period                    $23.86          $21.50          $20.88           N/A            N/A
    End of period                          $25.03          $23.86          $21.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,412           1,412           2,213            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(621)

  Accumulation unit value:
    Beginning of period                    $11.37          $11.14          $11.11         $11.17           N/A
    End of period                          $11.63          $11.37          $11.14         $11.11           N/A
  Accumulation units outstanding
  at the end of period                      238              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(596)

  Accumulation unit value:
    Beginning of period                    $20.04          $16.98          $16.08         $14.71           N/A
    End of period                          $21.10          $20.04          $16.98         $16.08           N/A
  Accumulation units outstanding
  at the end of period                     2,801           2,842           2,436           2,123           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $26.93          $24.26          $23.42         $21.92           N/A
    End of period                          $28.94          $26.93          $24.26         $23.42           N/A
  Accumulation units outstanding
  at the end of period                     6,153           6,353           5,035           1,447           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $35.31          $33.87          $30.40         $27.35           N/A
    End of period                          $40.40          $35.31          $33.87         $30.40           N/A
  Accumulation units outstanding
  at the end of period                     2,882           2,921           3,485           1,149           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(596)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.07          $12.62         $11.42           N/A
    End of period                          $15.08          $15.32          $13.07         $12.62           N/A
  Accumulation units outstanding
  at the end of period                     4,974           5,026           4,484           2,723           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(805)

  Accumulation unit value:
    Beginning of period                    $17.30          $16.93          $16.71           N/A            N/A
    End of period                          $18.07          $17.30          $16.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,639           1,639           1,639            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.34           N/A             N/A            N/A
    End of period                          $11.19          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,200           5,459            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.86          $15.71         $14.82           N/A
    End of period                          $15.44          $15.65          $14.86         $15.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,158           4,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(805)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.74          $10.27           N/A            N/A
    End of period                          $11.70          $11.14          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,666           2,666           2,666            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.88           N/A            N/A
    End of period                          $13.50          $13.64          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,518           2,518           2,518            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(805)

  Accumulation unit value:
    Beginning of period                    $13.15          $13.02          $12.95           N/A            N/A
    End of period                          $13.90          $13.15          $13.02           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,116           2,116           2,116            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(893)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.74          $10.54           N/A            N/A
    End of period                          $12.17          $11.57          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,861          9,850           36,877           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(893)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1106)

  Accumulation unit value:
    Beginning of period                    $13.40          $12.39           N/A             N/A            N/A
    End of period                          $14.21          $13.40           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,949          14,503           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1106)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(805)

  Accumulation unit value:
    Beginning of period                    $23.83          $21.48          $20.68           N/A            N/A
    End of period                          $25.00          $23.83          $21.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,325           1,325           1,325            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.42%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(835)

  Accumulation unit value:
    Beginning of period                    $15.80          $13.20          $11.77           N/A            N/A
    End of period                          $16.93          $15.80          $13.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,305          11,973          1,463            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.33          $10.83         $10.76           N/A
    End of period                          $13.48          $11.93          $11.33         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     1,722           1,722           1,924            39             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $15.33          $11.51          $10.21           N/A            N/A
    End of period                          $12.71          $15.33          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,155           4,653            802             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(806)

  Accumulation unit value:
    Beginning of period                    $13.66          $12.22          $11.19           N/A            N/A
    End of period                          $14.85          $13.66          $12.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,539           5,324           5,662            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(806)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(733)

  Accumulation unit value:
    Beginning of period                    $17.84          $17.41          $15.89         $15.73           N/A
    End of period                          $19.32          $17.84          $17.41         $15.89           N/A
  Accumulation units outstanding
  at the end of period                       -             1,669           1,578            42             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(699)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.45          $9.72           $9.34           N/A
    End of period                          $11.90          $11.30          $10.45          $9.72           N/A
  Accumulation units outstanding
  at the end of period                     7,115           8,108           8,108           6,691           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(882)

  Accumulation unit value:
    Beginning of period                    $23.15          $20.93          $20.05           N/A            N/A
    End of period                          $27.26          $23.15          $20.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                       96              96              42             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(693)

  Accumulation unit value:
    Beginning of period                    $24.69          $24.18          $23.67         $21.97           N/A
    End of period                          $26.44          $24.69          $24.18         $23.67           N/A
  Accumulation units outstanding
  at the end of period                     6,162           5,981           5,841           3,437           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.28           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,520           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(693)

  Accumulation unit value:
    Beginning of period                    $17.48          $15.94          $15.79         $14.60           N/A
    End of period                          $17.16          $17.48          $15.94         $15.79           N/A
  Accumulation units outstanding
  at the end of period                     4,530           5,075           4,881           4,361           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(733)

  Accumulation unit value:
    Beginning of period                    $21.10          $18.00          $17.98         $17.75           N/A
    End of period                          $23.08          $21.10          $18.00         $17.98           N/A
  Accumulation units outstanding
  at the end of period                     1,784           4,095           2,385            249            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     36,862           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1168)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.38           N/A             N/A            N/A
    End of period                          $10.74          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,386            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1168)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,248           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.85          $10.46           N/A            N/A
    End of period                          $11.43          $12.47          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                      972             884             924             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(699)

  Accumulation unit value:
    Beginning of period                    $17.28          $16.91          $16.88         $16.64           N/A
    End of period                          $18.05          $17.28          $16.91         $16.88           N/A
  Accumulation units outstanding
  at the end of period                     7,937           7,683           7,987           2,544           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $10.33           N/A            N/A
    End of period                          $12.70          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      472             502             528             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(693)

  Accumulation unit value:
    Beginning of period                    $14.55          $11.30          $9.76           $8.83           N/A
    End of period                          $15.90          $14.55          $11.30          $9.76           N/A
  Accumulation units outstanding
  at the end of period                     53,726          34,522          23,916           961            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(882)

  Accumulation unit value:
    Beginning of period                    $21.56          $19.72          $19.17           N/A            N/A
    End of period                          $22.72          $21.56          $19.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                      847              68              29             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(733)

  Accumulation unit value:
    Beginning of period                    $14.22          $14.11          $14.12         $14.06           N/A
    End of period                          $14.77          $14.22          $14.11         $14.12           N/A
  Accumulation units outstanding
  at the end of period                     1,032           1,017           1,027            18             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.91           N/A             N/A             N/A            N/A
    End of period                          $13.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,650            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(693)

  Accumulation unit value:
    Beginning of period                    $19.10          $17.08          $16.08         $14.51           N/A
    End of period                          $18.16          $19.10          $17.08         $16.08           N/A
  Accumulation units outstanding
  at the end of period                     13,520          10,592          7,616            714            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(693)

  Accumulation unit value:
    Beginning of period                    $15.90          $13.94          $13.65         $12.43           N/A
    End of period                          $14.46          $15.90          $13.94         $13.65           N/A
  Accumulation units outstanding
  at the end of period                     4,717           6,975           7,187            845            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.33           N/A             N/A            N/A
    End of period                          $11.18          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,428          21,140           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.86          $15.70         $14.01           N/A
    End of period                          $15.43          $15.65          $14.86         $15.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -             29,344          4,597           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(751)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.72          $10.83           N/A            N/A
    End of period                          $11.26          $10.85          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,048          28,026          24,841           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.65           $4.25           $4.02            N/A            N/A
    End of period                          $5.75           $5.65           $4.25            N/A            N/A
  Accumulation units outstanding
  at the end of period                     52,860          21,369          7,311            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(837)

  Accumulation unit value:
    Beginning of period                    $10.89          $9.83           $9.83            N/A            N/A
    End of period                          $9.79           $10.89          $9.83            N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,490           1,406           1,793            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                    $15.98          $12.64          $13.73         $12.85           N/A
    End of period                          $16.74          $15.98          $12.64         $13.73           N/A
  Accumulation units outstanding
  at the end of period                       -             18,108          27,747          4,692           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $10.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,033           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1168)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.07           N/A             N/A            N/A
    End of period                          $10.94          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1168)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(767)

  Accumulation unit value:
    Beginning of period                    $9.12           $8.00           $7.87            N/A            N/A
    End of period                          $9.24           $9.12           $8.00            N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,512          9,978           10,413           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(837)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.90          $10.85           N/A            N/A
    End of period                          $11.12          $13.79          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,859           3,383           3,483            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(616)

  Accumulation unit value:
    Beginning of period                    $22.28          $16.31          $15.17         $12.65           N/A
    End of period                          $23.68          $22.28          $16.31         $15.17           N/A
  Accumulation units outstanding
  at the end of period                       -             60,236          44,135          4,206           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(727)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.73          $10.21         $10.23           N/A
    End of period                          $11.69          $11.13          $10.73         $10.21           N/A
  Accumulation units outstanding
  at the end of period                     12,661          13,764          9,029            489            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(727)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(733)

  Accumulation unit value:
    Beginning of period                    $17.89          $14.59          $13.19         $13.14           N/A
    End of period                          $19.27          $17.89          $14.59         $13.19           N/A
  Accumulation units outstanding
  at the end of period                     28,062          22,974          21,287           38             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                    $13.63          $11.76          $10.88          $9.86           N/A
    End of period                          $13.50          $13.63          $11.76         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    141,237         101,446          96,872          1,270           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(779)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.46          $9.84            N/A            N/A
    End of period                          $12.03          $10.68          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,415           2,986            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(779)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $25.96          $22.02          $16.49         $16.92           N/A
    End of period                          $34.28          $25.96          $22.02         $16.49           N/A
  Accumulation units outstanding
  at the end of period                     7,226           8,152           9,087            76             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                    $17.53          $17.18          $12.83         $11.02           N/A
    End of period                          $18.00          $17.53          $17.18         $12.83           N/A
  Accumulation units outstanding
  at the end of period                       -             18,729          26,418          5,141           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(751)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.65          $11.91           N/A            N/A
    End of period                          $15.32          $14.61          $13.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,392          13,443          11,302           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(712)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.39          $10.20          $9.96           N/A
    End of period                          $11.95          $11.67          $10.39         $10.20           N/A
  Accumulation units outstanding
  at the end of period                     38,738          38,639          36,524           129            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.53           N/A             N/A             N/A            N/A
    End of period                          $17.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,514            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(616)

  Accumulation unit value:
    Beginning of period                    $19.67          $18.09          $17.04         $14.71           N/A
    End of period                          $16.87          $19.67          $18.09         $17.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -             21,771          3,810           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(751)

  Accumulation unit value:
    Beginning of period                    $14.92          $13.01          $11.98           N/A            N/A
    End of period                          $14.26          $14.92          $13.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,655          16,866          11,524           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                    $5.79           $5.43           $5.06            N/A            N/A
    End of period                          $6.48           $5.79           $5.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,468          8,927           8,399            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(771)

  Accumulation unit value:
    Beginning of period                    $14.80          $15.39          $12.15           N/A            N/A
    End of period                          $17.34          $14.80          $15.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             70,809          73,379           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(771)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.45           N/A             N/A             N/A            N/A
    End of period                          $17.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     31,005           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(772)

  Accumulation unit value:
    Beginning of period                    $12.97          $11.84          $10.86           N/A            N/A
    End of period                          $14.02          $12.97          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,004           10,373          10,258           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(699)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.12          $10.92         $10.07           N/A
    End of period                          $14.36          $13.84          $12.12         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     9,714           17,009          10,771          4,144           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(699)

  Accumulation unit value:
    Beginning of period                    $13.14          $13.01          $13.03         $12.99           N/A
    End of period                          $13.88          $13.14          $13.01         $13.03           N/A
  Accumulation units outstanding
  at the end of period                     15,687          17,002          17,405          6,900           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                    $22.28           N/A             N/A             N/A            N/A
    End of period                          $19.53           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      198             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(733)

  Accumulation unit value:
    Beginning of period                    $13.06          $12.10          $12.19         $12.18           N/A
    End of period                          $12.60          $13.06          $12.10         $12.19           N/A
  Accumulation units outstanding
  at the end of period                     4,658            971             937             21             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(837)

  Accumulation unit value:
    Beginning of period                    $8.16           $7.91           $7.07            N/A            N/A
    End of period                          $7.91           $8.16           $7.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              729             729             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(677)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.53          $11.84         $10.99           N/A
    End of period                          $15.06          $14.14          $12.53         $11.84           N/A
  Accumulation units outstanding
  at the end of period                    316,982         325,157         399,040         43,014           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(735)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.42          $10.29         $10.27           N/A
    End of period                          $11.38          $10.97          $10.42         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     4,843           4,909           4,979            604            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(677)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.64          $12.05         $11.26           N/A
    End of period                          $14.94          $14.08          $12.64         $12.05           N/A
  Accumulation units outstanding
  at the end of period                     46,813          48,551          52,052          1,087           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(717)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.74          $10.48         $10.32           N/A
    End of period                          $12.17          $11.57          $10.74         $10.48           N/A
  Accumulation units outstanding
  at the end of period                    127,917         134,147         135,890          7,467           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(693)

  Accumulation unit value:
    Beginning of period                    $13.39          $12.22          $11.77         $11.08           N/A
    End of period                          $14.19          $13.39          $12.22         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     53,213          74,801          84,589          5,134           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(848)

  Accumulation unit value:
    Beginning of period                    $23.80          $21.45          $20.77           N/A            N/A
    End of period                          $24.97          $23.80          $21.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,835           1,923           4,332            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(733)

  Accumulation unit value:
    Beginning of period                    $11.34          $11.12          $11.09         $11.09           N/A
    End of period                          $11.59          $11.34          $11.12         $11.09           N/A
  Accumulation units outstanding
  at the end of period                     47,979          24,359           470             38             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                    $20.03          $16.97          $16.07         $14.95           N/A
    End of period                          $21.08          $20.03          $16.97         $16.07           N/A
  Accumulation units outstanding
  at the end of period                     21,412          5,802           3,935            864            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(699)

  Accumulation unit value:
    Beginning of period                    $26.86          $24.20          $23.37         $22.30           N/A
    End of period                          $28.87          $26.86          $24.20         $23.37           N/A
  Accumulation units outstanding
  at the end of period                     5,659           4,484           4,392           2,946           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(693)

  Accumulation unit value:
    Beginning of period                    $35.23          $33.79          $30.34         $27.85           N/A
    End of period                          $40.30          $35.23          $33.79         $30.34           N/A
  Accumulation units outstanding
  at the end of period                     2,912           7,000           6,485            191            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                    $15.30          $13.06          $12.60         $12.53           N/A
    End of period                          $15.06          $15.30          $13.06         $12.60           N/A
  Accumulation units outstanding
  at the end of period                     7,849           5,590           5,558            66             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(667)

  Accumulation unit value:
    Beginning of period                    $15.75          $13.17          $12.19         $10.64           N/A
    End of period                          $16.87          $15.75          $13.17         $12.19           N/A
  Accumulation units outstanding
  at the end of period                       -              819             819             559            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                    $15.32          $12.43           N/A             N/A            N/A
    End of period                          $12.71          $15.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(1021)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.03           N/A             N/A            N/A
    End of period                          $14.82          $13.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $24.72           N/A             N/A             N/A            N/A
    End of period                          $26.36           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      467             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.45           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,306            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1021)

  Accumulation unit value:
    Beginning of period                    $12.47          $11.70           N/A             N/A            N/A
    End of period                          $11.42          $12.47           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(667)

  Accumulation unit value:
    Beginning of period                    $17.23          $16.87          $16.84         $16.49           N/A
    End of period                          $17.99          $17.23          $16.87         $16.84           N/A
  Accumulation units outstanding
  at the end of period                       -              580             580             376            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(521)

  Accumulation unit value:
    Beginning of period                    $14.52          $11.28          $9.74           $8.59           N/A
    End of period                          $15.87          $14.52          $11.28          $9.74           N/A
  Accumulation units outstanding
  at the end of period                      192             205             241             280            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.99           N/A             N/A             N/A            N/A
    End of period                          $22.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      506             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(521)

  Accumulation unit value:
    Beginning of period                    $14.18          $14.07          $14.09         $14.06           N/A
    End of period                          $14.72          $14.18          $14.07         $14.09           N/A
  Accumulation units outstanding
  at the end of period                      830             827             779             756            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(667)

  Accumulation unit value:
    Beginning of period                    $19.06          $17.05          $16.05         $14.16           N/A
    End of period                          $18.11          $19.06          $17.05         $16.05           N/A
  Accumulation units outstanding
  at the end of period                      616             624             624             422            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.31           N/A             N/A            N/A
    End of period                          $11.15          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,392           3,357            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(835)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.85          $14.83           N/A            N/A
    End of period                          $15.41          $15.63          $14.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,883            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(667)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.76          $10.83         $10.82           N/A
    End of period                          $11.30          $10.88          $10.76         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     3,427           3,487           3,565             5             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(875)

  Accumulation unit value:
    Beginning of period                    $15.96          $12.63          $12.95           N/A            N/A
    End of period                          $16.72          $15.96          $12.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              374              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.92           N/A             N/A             N/A            N/A
    End of period                          $10.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      417             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(667)

  Accumulation unit value:
    Beginning of period                    $9.10           $7.98           $7.85           $7.19           N/A
    End of period                          $9.22           $9.10           $7.98           $7.85           N/A
  Accumulation units outstanding
  at the end of period                     1,300           1,252           1,252            843            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1045)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.50           N/A             N/A            N/A
    End of period                          $11.10          $13.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      531             431             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(875)

  Accumulation unit value:
    Beginning of period                    $22.26          $16.30          $15.30           N/A            N/A
    End of period                          $23.65          $22.26          $16.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(667)

  Accumulation unit value:
    Beginning of period                    $17.93          $14.63          $13.22         $11.45           N/A
    End of period                          $19.31          $17.93          $14.63         $13.22           N/A
  Accumulation units outstanding
  at the end of period                     6,395           6,476           6,630             4             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                    $13.63          $11.75          $10.88          $9.86           N/A
    End of period                          $13.49          $13.63          $11.75         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     42,716          43,726          43,731          5,170           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1045)

  Accumulation unit value:
    Beginning of period                    $25.91          $24.52           N/A             N/A            N/A
    End of period                          $34.21          $25.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      176             228             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(799)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.63          $12.29           N/A            N/A
    End of period                          $15.30          $14.59          $13.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,546           6,680           6,824            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(799)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.38          $9.84            N/A            N/A
    End of period                          $11.93          $11.66          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,196           8,365           8,547            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(667)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.08          $12.85         $11.16           N/A
    End of period                          $14.32          $14.99          $13.08         $12.85           N/A
  Accumulation units outstanding
  at the end of period                     6,457           6,593           6,756             4             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(768)

  Accumulation unit value:
    Beginning of period                    $14.79          $15.39          $12.18           N/A            N/A
    End of period                          $17.33          $14.79          $15.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              742             744             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.43           N/A             N/A             N/A            N/A
    End of period                          $17.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      102             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(521)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.98          $13.00         $12.88           N/A
    End of period                          $13.85          $13.11          $12.98         $13.00           N/A
  Accumulation units outstanding
  at the end of period                     8,670           9,156           9,080           1,229           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1021)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.32           N/A             N/A            N/A
    End of period                          $12.57          $13.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(667)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07           N/A
    End of period                           N/A             N/A             N/A           $10.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.51          $11.82         $10.97           N/A
    End of period                          $15.03          $14.11          $12.51         $11.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -              433             454            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(521)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.62          $12.03         $11.27           N/A
    End of period                          $14.91          $14.05          $12.62         $12.03           N/A
  Accumulation units outstanding
  at the end of period                      298             639            1,106            673            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(875)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.74          $10.53           N/A            N/A
    End of period                          $12.16          $11.57          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(504)

  Accumulation unit value:
    Beginning of period                    $13.36          $12.20          $11.75         $11.09           N/A
    End of period                          $14.16          $13.36          $12.20         $11.75           N/A
  Accumulation units outstanding
  at the end of period                       -             8,646           8,406           6,324           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(504)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(667)

  Accumulation unit value:
    Beginning of period                    $35.13          $33.70          $30.27         $26.86           N/A
    End of period                          $40.17          $35.13          $33.70         $30.27           N/A
  Accumulation units outstanding
  at the end of period                      308             330             330             222            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(667)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(835)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.04          $12.44           N/A            N/A
    End of period                          $15.03          $15.27          $13.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,245           2,245           2,245            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(842)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.16          $11.75           N/A            N/A
    End of period                          $16.86          $15.74          $13.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,816           2,939           2,503            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.32          $10.82         $10.08          $9.03
    End of period                          $13.46          $11.92          $11.32         $10.82          $10.08
  Accumulation units outstanding
  at the end of period                     1,664           1,581           1,533             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(244)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.22          $7.71
    End of period                           N/A             N/A             N/A            $8.99          $9.22
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(244)

  Accumulation unit value:
    Beginning of period                    $7.76
    End of period                          $7.71
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(965)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $11.51           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                      412             498              13             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.21          $11.54         $11.07          $9.44
    End of period                          $14.82          $13.64          $12.21         $11.54          $11.07
  Accumulation units outstanding
  at the end of period                     3,104           3,128           3,164             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(255)

  Accumulation unit value:
    Beginning of period                    $17.78          $17.36          $15.84         $15.46          $11.75
    End of period                          $19.25          $17.78          $17.36         $15.84          $15.46
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(255)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(342)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.24           $8.91          $8.27
    End of period                           N/A             N/A            $8.38           $9.24          $8.91
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(342)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(244)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.43          $9.71           $9.09          $8.19
    End of period                          $11.88          $11.27          $10.43          $9.71          $9.09
  Accumulation units outstanding
  at the end of period                     1,558           1,621           1,680           1,745            -

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(244)

  Accumulation unit value:
    Beginning of period                    $8.17
    End of period                          $8.19
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(693)

  Accumulation unit value:
    Beginning of period                    $23.07          $20.86          $20.97         $19.59           N/A
    End of period                          $27.15          $23.07          $20.86         $20.97           N/A
  Accumulation units outstanding
  at the end of period                     6,002           6,181           6,382            848            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(693)

  Accumulation unit value:
    Beginning of period                    $24.61          $24.11          $23.60         $21.91           N/A
    End of period                          $26.34          $24.61          $24.11         $23.60           N/A
  Accumulation units outstanding
  at the end of period                     12,844          12,799          12,525          1,504           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(777)

  Accumulation unit value:
    Beginning of period                    $17.42          $15.89          $15.58           N/A            N/A
    End of period                          $17.10          $17.42          $15.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      770             758             709             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(777)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(406)

  Accumulation unit value:
    Beginning of period                    $21.03          $17.95          $17.94         $15.48          $15.13
    End of period                          $23.00          $21.03          $17.95         $17.94          $15.48
  Accumulation units outstanding
  at the end of period                     1,917           1,960           2,073             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(406)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.85          $11.10           N/A            N/A
    End of period                          $11.42          $12.47          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               90              14             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(312)

  Accumulation unit value:
    Beginning of period                    $17.22          $16.86          $16.84         $16.14          $15.29
    End of period                          $17.98          $17.22          $16.86         $16.84          $16.14
  Accumulation units outstanding
  at the end of period                      262             251              36              -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(312)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $10.46           N/A            N/A
    End of period                          $12.69          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,430           3,169           3,198            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(693)

  Accumulation unit value:
    Beginning of period                    $14.51          $11.27          $9.74           $8.81           N/A
    End of period                          $15.86          $14.51          $11.27          $9.74           N/A
  Accumulation units outstanding
  at the end of period                     10,250          8,664           9,382           1,844           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(714)

  Accumulation unit value:
    Beginning of period                    $21.51          $19.67          $18.99         $18.30           N/A
    End of period                          $22.66          $21.51          $19.67         $18.99           N/A
  Accumulation units outstanding
  at the end of period                      404             420             435             452            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(235)

  Accumulation unit value:
    Beginning of period                    $14.17          $14.07          $14.08         $13.90          $14.08
    End of period                          $14.71          $14.17          $14.07         $14.08          $13.90
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(235)

  Accumulation unit value:
    Beginning of period                    $13.78
    End of period                          $14.08
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(202)

  Accumulation unit value:
    Beginning of period                    $19.05          $17.04          $16.05         $13.19          $10.49
    End of period                          $18.10          $19.05          $17.04         $16.05          $13.19
  Accumulation units outstanding
  at the end of period                     7,486           7,755           7,844            949             -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(202)

  Accumulation unit value:
    Beginning of period                    $9.26
    End of period                          $10.49
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(202)

  Accumulation unit value:
    Beginning of period                    $15.85          $13.91          $13.62         $12.10          $8.93
    End of period                          $14.42          $15.85          $13.91         $13.62          $12.10
  Accumulation units outstanding
  at the end of period                     16,665          16,526          17,086          2,605            -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(202)

  Accumulation unit value:
    Beginning of period                    $8.05
    End of period                          $8.93
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.31           N/A             N/A            N/A
    End of period                          $11.15          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,966           4,613            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(235)

  Accumulation unit value:
    Beginning of period                    $15.63          $14.84          $15.69         $13.19          $10.22
    End of period                          $15.40          $15.63          $14.84         $15.69          $13.19
  Accumulation units outstanding
  at the end of period                       -               -             3,309           1,331            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(235)

  Accumulation unit value:
    Beginning of period                    $10.73
    End of period                          $10.22
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                    $10.86           N/A             N/A             N/A            N/A
    End of period                          $11.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      208             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(623)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.81           $10.31         $10.31           N/A
    End of period                          $9.77           $10.87          $9.81          $10.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(253)

  Accumulation unit value:
    Beginning of period                    $15.96          $12.63          $13.72         $13.65          $11.49
    End of period                          $16.72          $15.96          $12.63         $13.72          $13.65
  Accumulation units outstanding
  at the end of period                       -             8,739           8,809           3,443            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(253)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1033)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.22           N/A             N/A            N/A
    End of period                          $10.94          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1033)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(405)

  Accumulation unit value:
    Beginning of period                    $9.10           $7.98           $7.85           $7.23          $6.67
    End of period                          $9.21           $9.10           $7.98           $7.85          $7.23
  Accumulation units outstanding
  at the end of period                     10,918          11,521          11,632          2,261            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(418)

  Accumulation unit value:
    Beginning of period                    $22.25          $16.30          $15.16         $12.22          $11.45
    End of period                          $23.64          $22.25          $16.30         $15.16          $12.22
  Accumulation units outstanding
  at the end of period                       -             2,691           2,724           1,362            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(623)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.71          $10.20         $10.20           N/A
    End of period                          $11.66          $11.11          $10.71         $10.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(405)

  Accumulation unit value:
    Beginning of period                    $17.86          $14.58          $13.18         $11.31          $9.83
    End of period                          $19.24          $17.86          $14.58         $13.18          $11.31
  Accumulation units outstanding
  at the end of period                     15,140          16,200          18,018          1,360            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(405)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(746)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.51           N/A            N/A
    End of period                          $13.48          $13.62          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,135          17,834          19,156           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $10.62           N/A             N/A             N/A            N/A
    End of period                          $11.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      107             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(965)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.46          $10.74           N/A            N/A
    End of period                          $12.02          $10.67          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              205              28             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                    $25.90          $21.98          $16.46         $16.46           N/A
    End of period                          $34.19          $25.90          $21.98         $16.46           N/A
  Accumulation units outstanding
  at the end of period                      679             332             130              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(418)

  Accumulation unit value:
    Beginning of period                    $17.51          $17.16          $12.82         $11.14          $9.76
    End of period                          $17.97          $17.51          $17.16         $12.82          $11.14
  Accumulation units outstanding
  at the end of period                       -             2,812           2,820           1,649            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(418)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(373)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.63          $12.47         $11.04          $9.51
    End of period                          $15.29          $14.58          $13.63         $12.47          $11.04
  Accumulation units outstanding
  at the end of period                     7,173           7,410           7,753           1,429            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(373)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.38          $10.19          $9.49          $8.48
    End of period                          $11.93          $11.66          $10.38         $10.19          $9.49
  Accumulation units outstanding
  at the end of period                     34,337          35,331          35,503          4,313            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(373)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.48           N/A             N/A             N/A            N/A
    End of period                          $17.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      998             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(235)

  Accumulation unit value:
    Beginning of period                    $19.65          $18.07          $17.03         $15.55          $10.77
    End of period                          $16.85          $19.65          $18.07         $17.03          $15.55
  Accumulation units outstanding
  at the end of period                       -               -             2,206           1,238            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(235)

  Accumulation unit value:
    Beginning of period                    $11.40
    End of period                          $10.77
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(235)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.00          $12.78         $11.15          $7.84
    End of period                          $14.23          $14.90          $13.00         $12.78          $11.15
  Accumulation units outstanding
  at the end of period                     7,377           7,489           7,952           1,389            -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(235)

  Accumulation unit value:
    Beginning of period                    $8.32
    End of period                          $7.84
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(693)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.42           $5.42           $5.02           N/A
    End of period                          $6.46           $5.78           $5.42           $5.42           N/A
  Accumulation units outstanding
  at the end of period                     22,319          23,202          22,836          3,281           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(746)

  Accumulation unit value:
    Beginning of period                    $14.79          $15.39          $11.17           N/A            N/A
    End of period                          $17.33          $14.79          $15.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,216           3,000            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.43           N/A             N/A             N/A            N/A
    End of period                          $17.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,382            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.11          $10.91          $9.48          $6.91
    End of period                          $14.34          $13.82          $12.11         $10.91          $9.48
  Accumulation units outstanding
  at the end of period                     12,168          12,541          13,423          2,424            -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $7.37
    End of period                          $6.91
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(244)

  Accumulation unit value:
    Beginning of period                    $8.61           $8.41           $7.90           $7.76          $6.75
    End of period                          $9.27           $8.61           $8.41           $7.90          $7.76
  Accumulation units outstanding
  at the end of period                       -             11,134          10,556            -              -

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(244)

  Accumulation unit value:
    Beginning of period                    $6.76
    End of period                          $6.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(202)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.98          $13.00         $12.76          $12.48
    End of period                          $13.84          $13.11          $12.98         $13.00          $12.76
  Accumulation units outstanding
  at the end of period                      723             726             729             640             -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(202)

  Accumulation unit value:
    Beginning of period                    $12.23
    End of period                          $12.48
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(202)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.16          $12.23
    End of period                           N/A             N/A             N/A           $14.53          $14.16
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(202)

  Accumulation unit value:
    Beginning of period                    $11.63
    End of period                          $12.23
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.08          $12.18         $11.86           N/A
    End of period                          $12.57          $13.03          $12.08         $12.18           N/A
  Accumulation units outstanding
  at the end of period                      796             633             643             207            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(218)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $8.45
    End of period                           N/A             N/A             N/A           $10.18          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(218)

  Accumulation unit value:
    Beginning of period                    $8.55
    End of period                          $8.45
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(293)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.69          $7.66
    End of period                           N/A             N/A             N/A            $9.79          $9.69
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(293)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.51          $11.81         $11.81           N/A
    End of period                          $15.02          $14.10          $12.51         $11.81           N/A
  Accumulation units outstanding
  at the end of period                     2,550           2,683           2,830             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.42          $10.19           N/A            N/A
    End of period                          $11.37          $10.96          $10.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.61          $12.03         $11.07          $10.04
    End of period                          $14.90          $14.05          $12.61         $12.03          $11.07
  Accumulation units outstanding
  at the end of period                     38,653          40,850          42,685          1,920            -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(372)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(882)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.74          $10.60           N/A            N/A
    End of period                          $12.16          $11.56          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,891           7,823           7,914            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(882)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(360)

  Accumulation unit value:
    Beginning of period                    $13.35          $12.20          $11.75         $10.98          $10.25
    End of period                          $14.15          $13.35          $12.20         $11.75          $10.98
  Accumulation units outstanding
  at the end of period                     31,018          35,115          36,324            -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(360)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                    $23.72          $21.39          $20.81         $19.24          $17.88
    End of period                          $24.88          $23.72          $21.39         $20.81          $19.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(270)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.08          $11.06         $11.24          $11.44
    End of period                          $11.55          $11.30          $11.08         $11.06          $11.24
  Accumulation units outstanding
  at the end of period                       -               -               -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(270)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                    $20.00          $16.95          $16.06         $14.94           N/A
    End of period                          $21.05          $20.00          $16.95         $16.06           N/A
  Accumulation units outstanding
  at the end of period                     5,262           5,633           5,872           1,106           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                    $26.77          $24.13          $23.31         $21.74          $19.40
    End of period                          $28.76          $26.77          $24.13         $23.31          $21.74
  Accumulation units outstanding
  at the end of period                     11,093          7,602           7,594           1,130            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $35.11          $33.69          $30.26         $26.27          $19.42
    End of period                          $40.15          $35.11          $33.69         $30.26          $26.27
  Accumulation units outstanding
  at the end of period                     4,743           4,811           4,971            870             -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(235)

  Accumulation unit value:
    Beginning of period                    $20.46
    End of period                          $19.42
  Accumulation units outstanding
  at the end of period                       -


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(202)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.04          $12.59         $11.20          $8.83
    End of period                          $15.03          $15.27          $13.04         $12.59          $11.20
  Accumulation units outstanding
  at the end of period                     9,185           9,585           9,874           2,095            -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(202)

  Accumulation unit value:
    Beginning of period                    $7.61
    End of period                          $8.83
  Accumulation units outstanding
  at the end of period                       -

Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(930)

  Accumulation unit value:
    Beginning of period                    $15.72          $13.15          $12.43           N/A            N/A
    End of period                          $16.84          $15.72          $13.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,016           3,168            837             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(930)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1189)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.51           N/A             N/A            N/A
    End of period                          $13.45          $11.91           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       84              90             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1189)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(930)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $10.38           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       36            1,540           1,504            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(930)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $15.74           N/A             N/A             N/A            N/A
    End of period                          $14.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      314             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(1123)

  Accumulation unit value:
    Beginning of period                    $17.76          $16.00           N/A             N/A            N/A
    End of period                          $19.23          $17.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              605             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.31           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,476            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,282            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.79            N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,209            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1161)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.33           N/A             N/A            N/A
    End of period                          $10.73          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1161)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,239            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1123)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.38           N/A             N/A            N/A
    End of period                          $11.41          $12.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,042           2,435            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1057)

  Accumulation unit value:
    Beginning of period                    $17.20          $16.59           N/A             N/A            N/A
    End of period                          $17.96          $17.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      786             194             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1057)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $14.04           N/A             N/A             N/A            N/A
    End of period                          $12.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      210             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       76             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(930)

  Accumulation unit value:
    Beginning of period                    $14.50          $11.26          $10.38           N/A            N/A
    End of period                          $15.84          $14.50          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,210           1,002           1,002            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(930)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $23.17           N/A             N/A             N/A            N/A
    End of period                          $22.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      160             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(811)

  Accumulation unit value:
    Beginning of period                    $14.16          $14.05          $14.11           N/A            N/A
    End of period                          $14.69          $14.16          $14.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,763            247             120             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $11.50           N/A             N/A             N/A            N/A
    End of period                          $13.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,616            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(933)

  Accumulation unit value:
    Beginning of period                    $19.03          $17.03          $16.17           N/A            N/A
    End of period                          $18.08          $19.03          $17.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,361            874              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(933)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.90          $13.31           N/A            N/A
    End of period                          $14.40          $15.84          $13.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,716            994              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.30           N/A             N/A            N/A
    End of period                          $11.14          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,249           1,236            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.84          $15.69         $14.80           N/A
    End of period                          $15.39          $15.62          $14.84         $15.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -              890             641            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(708)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.70          $10.77         $10.79           N/A
    End of period                          $11.24          $10.82          $10.70         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     1,827           1,838           1,849             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(930)

  Accumulation unit value:
    Beginning of period                    $5.63           $4.24           $3.99            N/A            N/A
    End of period                          $5.73           $5.63           $4.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,605           2,605            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(930)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                    $15.95          $12.62          $13.72         $13.02           N/A
    End of period                          $16.71          $15.95          $12.62         $13.72           N/A
  Accumulation units outstanding
  at the end of period                       -             1,028           1,020            731            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1118)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.81           N/A             N/A            N/A
    End of period                          $10.94          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1118)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1200)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.52           N/A             N/A            N/A
    End of period                          $11.08          $13.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1200)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(699)

  Accumulation unit value:
    Beginning of period                    $22.24          $16.29          $15.16         $14.24           N/A
    End of period                          $23.63          $22.24          $16.29         $15.16           N/A
  Accumulation units outstanding
  at the end of period                       -             1,571           1,581            660            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(930)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.70          $10.26           N/A            N/A
    End of period                          $11.65          $11.10          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,521           1,520            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(930)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(787)

  Accumulation unit value:
    Beginning of period                    $17.85          $14.57          $13.45           N/A            N/A
    End of period                          $19.23          $17.85          $14.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,242           4,032           3,885            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.61           N/A            N/A
    End of period                          $13.48          $13.62          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                     63,528          9,812           8,323            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1176)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.18           N/A             N/A            N/A
    End of period                          $11.81          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,333            569             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                    $11.89           N/A             N/A             N/A            N/A
    End of period                          $11.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      848             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1430)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(811)

  Accumulation unit value:
    Beginning of period                    $25.89          $21.96          $18.54           N/A            N/A
    End of period                          $34.17          $25.89          $21.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                      767             729             562             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                    $17.50          $17.15          $12.82         $11.95           N/A
    End of period                          $17.96          $17.50          $17.15         $12.82           N/A
  Accumulation units outstanding
  at the end of period                       -             1,084           1,127            787            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(708)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.62          $12.47         $11.96           N/A
    End of period                          $15.28          $14.58          $13.62         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     4,497           4,965           5,038             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(708)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.38          $10.19          $9.97           N/A
    End of period                          $11.92          $11.65          $10.38         $10.19           N/A
  Accumulation units outstanding
  at the end of period                     7,273           7,872           6,199             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.47           N/A             N/A             N/A            N/A
    End of period                          $17.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      230             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(885)

  Accumulation unit value:
    Beginning of period                    $19.64          $18.06          $17.88           N/A            N/A
    End of period                          $16.84          $19.64          $18.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              212             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(708)

  Accumulation unit value:
    Beginning of period                    $14.89          $12.99          $12.78         $12.23           N/A
    End of period                          $14.22          $14.89          $12.99         $12.78           N/A
  Accumulation units outstanding
  at the end of period                     6,826           5,740           5,089             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1082)

  Accumulation unit value:
    Beginning of period                    $5.77           $5.27            N/A             N/A            N/A
    End of period                          $6.45           $5.77            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,149             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(811)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.38          $11.72           N/A            N/A
    End of period                          $17.32          $14.78          $15.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              143             183             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.42           N/A             N/A             N/A            N/A
    End of period                          $17.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,896            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(933)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.84          $11.13           N/A            N/A
    End of period                          $14.00          $12.96          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,306           4,812             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1123)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.22           N/A             N/A            N/A
    End of period                          $14.33          $13.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,214           3,680            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1210)

  Accumulation unit value:
    Beginning of period                    $8.60           $8.78            N/A             N/A            N/A
    End of period                          $9.26           $8.60            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              290             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      776             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(811)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.97          $13.05           N/A            N/A
    End of period                          $13.83          $13.09          $12.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,443            202             130             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(811)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.07          $11.78           N/A            N/A
    End of period                          $12.56          $13.01          $12.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,196           2,933            141             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $9.92            N/A             N/A             N/A            N/A
    End of period                          $10.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,958            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $10.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,022            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $10.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,099            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(1112)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.33           N/A             N/A            N/A
    End of period                          $15.01          $14.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,519            531             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(811)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.41          $10.10           N/A            N/A
    End of period                          $11.36          $10.96          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,432            771             165             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(790)

  Accumulation unit value:
    Beginning of period                    $14.04          $12.60          $11.75           N/A            N/A
    End of period                          $14.88          $14.04          $12.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,386           1,658            181             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(784)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.73          $10.41           N/A            N/A
    End of period                          $12.15          $11.56          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,488           4,075           3,480            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(767)

  Accumulation unit value:
    Beginning of period                    $13.34          $12.19          $11.66           N/A            N/A
    End of period                          $14.14          $13.34          $12.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,070          8,400           6,815            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(811)

  Accumulation unit value:
    Beginning of period                    $23.69          $21.36          $20.28           N/A            N/A
    End of period                          $24.84          $23.69          $21.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               61              81             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1123)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.18           N/A             N/A            N/A
    End of period                          $11.54          $11.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,245          3,663            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(811)

  Accumulation unit value:
    Beginning of period                    $19.99          $16.94          $15.68           N/A            N/A
    End of period                          $21.03          $19.99          $16.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               36              52             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(811)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1123)

  Accumulation unit value:
    Beginning of period                    $26.74          $23.71           N/A             N/A            N/A
    End of period                          $28.72          $26.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,966           1,391            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(930)

  Accumulation unit value:
    Beginning of period                    $35.06          $33.65          $30.65           N/A            N/A
    End of period                          $40.10          $35.06          $33.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,438           1,199            170             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(930)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(930)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.03          $12.20           N/A            N/A
    End of period                          $15.01          $15.26          $13.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,652           2,008            426             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(930)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.47%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1027)

  Accumulation unit value:
    Beginning of period                    $15.71          $13.63           N/A             N/A            N/A
    End of period                          $16.82          $15.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1027)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.31          $10.81         $10.04           N/A
    End of period                          $13.44          $11.90          $11.31         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -              402             595             619            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1041)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.05           N/A             N/A            N/A
    End of period                          $12.70          $15.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      493             478             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1041)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.20          $11.53         $10.54           N/A
    End of period                          $14.80          $13.62          $12.20         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       -              383             567             590            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(705)

  Accumulation unit value:
    Beginning of period                    $24.55          $24.05          $23.56         $22.84           N/A
    End of period                          $26.28          $24.55          $24.05         $23.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              191            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $13.58           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,038            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                    $20.99          $17.91          $17.91         $16.97           N/A
    End of period                          $22.95          $20.99          $17.91         $17.91           N/A
  Accumulation units outstanding
  at the end of period                      342              -               -              256            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.05           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,527            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.55           N/A             N/A             N/A            N/A
    End of period                          $9.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      684             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.80          $9.84            N/A             N/A            N/A
    End of period                          $10.73          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      392             423             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(584)

  Accumulation unit value:
    Beginning of period                    $17.18          $16.82          $16.80         $15.70           N/A
    End of period                          $17.94          $17.18          $16.82         $16.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -              254             264            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.96            N/A             N/A            N/A
    End of period                          $10.37          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      837             830             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(630)

  Accumulation unit value:
    Beginning of period                    $14.49          $11.25          $9.73           $8.20           N/A
    End of period                          $15.83          $14.49          $11.25          $9.73           N/A
  Accumulation units outstanding
  at the end of period                     1,376            770             628            1,369           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(584)

  Accumulation unit value:
    Beginning of period                    $14.14          $14.04          $14.06         $13.54           N/A
    End of period                          $14.67          $14.14          $14.04         $14.06           N/A
  Accumulation units outstanding
  at the end of period                       -              449            1,508            739            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1166)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.42            N/A             N/A            N/A
    End of period                          $13.90          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              550             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(630)

  Accumulation unit value:
    Beginning of period                    $19.02          $17.01          $16.03         $13.91           N/A
    End of period                          $18.07          $19.02          $17.01         $16.03           N/A
  Accumulation units outstanding
  at the end of period                      379              -              428             146            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(942)

  Accumulation unit value:
    Beginning of period                    $15.83          $13.89          $13.27           N/A            N/A
    End of period                          $14.39          $15.83          $13.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.74          $11.30           N/A             N/A            N/A
    End of period                          $11.13          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              389             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(705)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.83          $15.68         $15.02           N/A
    End of period                          $15.39          $15.62          $14.83         $15.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -              708             860            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.70          $10.77         $10.43           N/A
    End of period                          $11.23          $10.82          $10.70         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     8,840           9,610           8,739           9,913           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.63            N/A             N/A             N/A            N/A
    End of period                          $5.73            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,086            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                    $15.94          $12.62          $13.72         $12.72           N/A
    End of period                          $16.70          $15.94          $12.62         $13.72           N/A
  Accumulation units outstanding
  at the end of period                       -             3,541           3,723           3,514           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,526            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1102)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.41           N/A             N/A            N/A
    End of period                          $10.93          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              198             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1102)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(481)

  Accumulation unit value:
    Beginning of period                    $9.09           $7.97           $7.84           $7.22          $7.11
    End of period                          $9.20           $9.09           $7.97           $7.84          $7.22
  Accumulation units outstanding
  at the end of period                       -             1,241           1,271           1,150           677

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(672)

  Accumulation unit value:
    Beginning of period                    $13.74          $11.87          $11.46         $10.57           N/A
    End of period                          $11.08          $13.74          $11.87         $11.46           N/A
  Accumulation units outstanding
  at the end of period                      202            1,005            308             185            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(672)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(584)

  Accumulation unit value:
    Beginning of period                    $22.23          $16.28          $15.16         $12.14           N/A
    End of period                          $23.62          $22.23          $16.28         $15.16           N/A
  Accumulation units outstanding
  at the end of period                       -             1,238           1,871           1,657           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.70          $10.19         $10.10           N/A
    End of period                          $11.64          $11.09          $10.70         $10.19           N/A
  Accumulation units outstanding
  at the end of period                      188             602            1,235           1,259           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(581)

  Accumulation unit value:
    Beginning of period                    $17.85          $14.57          $13.18         $10.82           N/A
    End of period                          $19.22          $17.85          $14.57         $13.18           N/A
  Accumulation units outstanding
  at the end of period                     7,446           8,139           7,743           8,335           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.88          $9.88           N/A
    End of period                          $13.48          $13.62          $11.75         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     33,319          28,970          24,226          7,641           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(1050)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.22           N/A             N/A            N/A
    End of period                          $12.02          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,889            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(1050)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $12.02           N/A             N/A             N/A            N/A
    End of period                          $12.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,664            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(859)

  Accumulation unit value:
    Beginning of period                    $25.87          $21.95          $19.93           N/A            N/A
    End of period                          $34.13          $25.87          $21.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                      278              -              340             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                    $17.49          $17.15          $12.81         $10.59           N/A
    End of period                          $17.96          $17.49          $17.15         $12.81           N/A
  Accumulation units outstanding
  at the end of period                       -             1,808           1,439           1,277           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(581)

  Accumulation unit value:
    Beginning of period                    $14.57          $13.62          $12.46         $10.78           N/A
    End of period                          $15.27          $14.57          $13.62         $12.46           N/A
  Accumulation units outstanding
  at the end of period                     8,705           9,390           8,185           8,759           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(552)

  Accumulation unit value:
    Beginning of period                    $11.64          $10.37          $10.18          $9.75           N/A
    End of period                          $11.92          $11.64          $10.37         $10.18           N/A
  Accumulation units outstanding
  at the end of period                     14,163          15,564          14,322         14,403           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(859)

  Accumulation unit value:
    Beginning of period                    $19.63          $18.06          $16.56           N/A            N/A
    End of period                          $16.83          $19.63          $18.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              357             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(552)

  Accumulation unit value:
    Beginning of period                    $14.89          $12.99          $12.77         $11.93           N/A
    End of period                          $14.22          $14.89          $12.99         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     8,557           11,376          10,481         10,656           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $5.77           $5.41           $5.41           $5.06           N/A
    End of period                          $6.45           $5.77           $5.41           $5.41           N/A
  Accumulation units outstanding
  at the end of period                       -             2,277           2,994           3,380           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(724)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.38          $11.34         $11.15           N/A
    End of period                          $17.32          $14.78          $15.38         $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -             6,474           3,829            390            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.42           N/A             N/A             N/A            N/A
    End of period                          $17.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,487            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1004)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.59           N/A             N/A            N/A
    End of period                          $14.32          $13.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              510             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                    $8.60           $8.40           $7.89           $7.95           N/A
    End of period                          $9.26           $8.60           $8.40           $7.89           N/A
  Accumulation units outstanding
  at the end of period                       -             3,706           3,706           3,706           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(552)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(481)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.96          $12.98         $12.74          $12.71
    End of period                          $13.81          $13.08          $12.96         $12.98          $12.74
  Accumulation units outstanding
  at the end of period                     1,768           1,779           2,285           2,189           379

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.77           N/A
    End of period                           N/A             N/A             N/A           $14.50           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.06          $12.16         $11.85           N/A
    End of period                          $12.55          $13.01          $12.06         $12.16           N/A
  Accumulation units outstanding
  at the end of period                      450             422            1,490           2,651           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.07          $9.97
    End of period                           N/A             N/A             N/A           $10.18          $10.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             483

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(481)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.49          $11.80         $10.74          $10.61
    End of period                          $14.99          $14.08          $12.49         $11.80          $10.74
  Accumulation units outstanding
  at the end of period                     1,670           1,565           1,470           1,353           454

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(613)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.59          $12.01         $11.07           N/A
    End of period                          $14.87          $14.02          $12.59         $12.01           N/A
  Accumulation units outstanding
  at the end of period                     7,257           7,938           9,037           7,435           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(613)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(787)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.73          $10.37           N/A            N/A
    End of period                          $12.15          $11.56          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,288            890             445             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(787)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(486)

  Accumulation unit value:
    Beginning of period                    $13.33          $12.18          $11.73         $10.97          $10.97
    End of period                          $14.13          $13.33          $12.18         $11.73          $10.97
  Accumulation units outstanding
  at the end of period                     22,733          23,668          24,293         22,074          7,437

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $24.02           N/A             N/A             N/A            N/A
    End of period                          $24.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,556            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.32           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,317           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(630)

  Accumulation unit value:
    Beginning of period                    $19.99          $16.94          $16.05         $14.56           N/A
    End of period                          $21.02          $19.99          $16.94         $16.05           N/A
  Accumulation units outstanding
  at the end of period                      320             707             788            1,058           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $26.71          $24.08          $23.26         $21.70          $20.54
    End of period                          $28.69          $26.71          $24.08         $23.26          $21.70
  Accumulation units outstanding
  at the end of period                     1,802            412             618             917            347

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                    $35.03          $33.61          $30.20         $26.22          $25.53
    End of period                          $40.05          $35.03          $33.61         $30.20          $26.22
  Accumulation units outstanding
  at the end of period                     1,729           2,102           2,238           2,296           283

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                    $15.25          $13.02          $12.58         $11.19          $10.46
    End of period                          $15.00          $15.25          $13.02         $12.58          $11.19
  Accumulation units outstanding
  at the end of period                     1,274           1,397           1,469            968            676

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(462)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.495%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(542)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.40          $9.69           $9.05           N/A
    End of period                          $11.83          $11.24          $10.40          $9.69           N/A
  Accumulation units outstanding
  at the end of period                     1,596           1,599           1,602           1,605           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(542)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(507)

  Accumulation unit value:
    Beginning of period                    $18.98          $16.98          $16.00         $13.70           N/A
    End of period                          $18.02          $18.98          $16.98         $16.00           N/A
  Accumulation units outstanding
  at the end of period                      920             920             920             920            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(507)

  Accumulation unit value:
    Beginning of period                    $15.79          $13.86          $13.58         $12.47           N/A
    End of period                          $14.35          $15.79          $13.86         $13.58           N/A
  Accumulation units outstanding
  at the end of period                     1,010           1,010           1,010           1,010           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.72          $11.28           N/A             N/A            N/A
    End of period                          $11.11          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,639           3,269            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                    $15.60          $14.82          $15.67         $13.89           N/A
    End of period                          $15.37          $15.60          $14.82         $15.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,372           2,383           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(553)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.69          $10.76         $10.71           N/A
    End of period                          $11.22          $10.81          $10.69         $10.76           N/A
  Accumulation units outstanding
  at the end of period                     2,956           3,065           3,078           3,092           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                    $15.92          $12.61          $13.71         $13.51           N/A
    End of period                          $16.68          $15.92          $12.61         $13.71           N/A
  Accumulation units outstanding
  at the end of period                       -             2,432           2,443           2,454           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(505)

  Accumulation unit value:
    Beginning of period                    $9.07           $7.96           $7.83           $7.33           N/A
    End of period                          $9.18           $9.07           $7.96           $7.83           N/A
  Accumulation units outstanding
  at the end of period                      402             708             934            1,252           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(553)

  Accumulation unit value:
    Beginning of period                    $22.21          $16.27          $15.15         $13.54           N/A
    End of period                          $23.59          $22.21          $16.27         $15.15           N/A
  Accumulation units outstanding
  at the end of period                       -             2,465           2,476           2,487           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $14.10           N/A             N/A             N/A            N/A
    End of period                          $13.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,331           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                    $17.47          $17.13          $12.80         $11.64           N/A
    End of period                          $17.94          $17.47          $17.13         $12.80           N/A
  Accumulation units outstanding
  at the end of period                       -             2,858           2,871           2,883           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(553)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(505)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.93          $12.96         $12.75           N/A
    End of period                          $13.78          $13.05          $12.93         $12.96           N/A
  Accumulation units outstanding
  at the end of period                      231             407             537             720            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(505)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.57          $11.99         $11.19           N/A
    End of period                          $14.83          $13.99          $12.57         $11.99           N/A
  Accumulation units outstanding
  at the end of period                      263             464             612             820            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(505)

  Accumulation unit value:
    Beginning of period                    $26.63          $24.01          $23.21         $21.98           N/A
    End of period                          $28.60          $26.63          $24.01         $23.21           N/A
  Accumulation units outstanding
  at the end of period                      134             236             312             418            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(505)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(507)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.00          $12.56         $11.41           N/A
    End of period                          $14.97          $15.22          $13.00         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     1,104           1,104           1,104           1,104           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(978)

  Accumulation unit value:
    Beginning of period                    $15.65          $13.09          $13.15           N/A            N/A
    End of period                          $16.76          $15.65          $13.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(978)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(758)

  Accumulation unit value:
    Beginning of period                    $11.89          $11.30          $10.56           N/A            N/A
    End of period                          $13.42          $11.89          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                      157             160             181             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(560)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.40          $9.68           $9.12           N/A
    End of period                          $11.83          $11.24          $10.40          $9.68           N/A
  Accumulation units outstanding
  at the end of period                      167             175             198              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(758)

  Accumulation unit value:
    Beginning of period                    $17.33          $15.82          $15.29           N/A            N/A
    End of period                          $17.00          $17.33          $15.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      272             290             312             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(758)

  Accumulation unit value:
    Beginning of period                    $17.12          $16.77          $16.82           N/A            N/A
    End of period                          $17.87          $17.12          $16.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                      335             338             341             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(758)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.99          $14.12           N/A            N/A
    End of period                          $14.62          $14.09          $13.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                      136             136             135             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(758)

  Accumulation unit value:
    Beginning of period                    $18.97          $16.97          $15.65           N/A            N/A
    End of period                          $18.01          $18.97          $16.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       97             108             122             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.86          $13.51           N/A            N/A
    End of period                          $14.34          $15.78          $13.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.27           N/A             N/A            N/A
    End of period                          $11.10          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(1127)

  Accumulation unit value:
    Beginning of period                    $15.60          $15.11           N/A             N/A            N/A
    End of period                          $15.36          $15.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(1127)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(828)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.69          $10.75           N/A            N/A
    End of period                          $11.21          $10.81          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,560           3,453           3,276            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(555)

  Accumulation unit value:
    Beginning of period                    $15.92          $12.61          $13.71         $13.56           N/A
    End of period                          $16.68          $15.92          $12.61         $13.71           N/A
  Accumulation units outstanding
  at the end of period                       -              740            1,248             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.91           N/A             N/A             N/A            N/A
    End of period                          $10.28           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,535            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1033)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.22           N/A             N/A            N/A
    End of period                          $10.93          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,597            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1033)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(555)

  Accumulation unit value:
    Beginning of period                    $22.20          $16.27          $15.15         $13.48           N/A
    End of period                          $23.59          $22.20          $16.27         $15.15           N/A
  Accumulation units outstanding
  at the end of period                       -              179             331              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(828)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.67          $10.50           N/A            N/A
    End of period                          $11.60          $11.06          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              123              84             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(828)

  Accumulation unit value:
    Beginning of period                    $17.82          $14.55          $12.65           N/A            N/A
    End of period                          $19.18          $17.82          $14.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,028           2,361           2,654            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                    $13.61          $11.74          $11.26           N/A            N/A
    End of period                          $13.46          $13.61          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,010          21,554          23,825           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(857)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.45          $9.69            N/A            N/A
    End of period                          $12.00          $10.66          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(855)

  Accumulation unit value:
    Beginning of period                    $25.81          $21.91          $20.06           N/A            N/A
    End of period                          $34.05          $25.81          $21.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(555)

  Accumulation unit value:
    Beginning of period                    $17.47          $17.13          $12.80         $11.61           N/A
    End of period                          $17.93          $17.47          $17.13         $12.80           N/A
  Accumulation units outstanding
  at the end of period                       -              667             934              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(886)

  Accumulation unit value:
    Beginning of period                    $14.55          $13.60          $13.16           N/A            N/A
    End of period                          $15.25          $14.55          $13.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,471           2,630           2,611            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(886)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(828)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.36          $9.70            N/A            N/A
    End of period                          $11.89          $11.63          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,191           3,625           3,533            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(1123)

  Accumulation unit value:
    Beginning of period                    $19.61          $17.51           N/A             N/A            N/A
    End of period                          $16.80          $19.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(855)

  Accumulation unit value:
    Beginning of period                    $14.86          $12.97          $12.50           N/A            N/A
    End of period                          $14.19          $14.86          $12.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,605           2,680           2,674            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(978)

  Accumulation unit value:
    Beginning of period                    $5.76           $5.40           $5.52            N/A            N/A
    End of period                          $6.43           $5.76           $5.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(978)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(919)

  Accumulation unit value:
    Beginning of period                    $14.77          $15.38          $13.78           N/A            N/A
    End of period                          $17.30          $14.77          $15.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              796            1,105            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(919)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.40           N/A             N/A             N/A            N/A
    End of period                          $17.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      680             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(855)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.08          $10.83           N/A            N/A
    End of period                          $14.29          $13.78          $12.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(560)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.93          $12.96         $12.71           N/A
    End of period                          $13.77          $13.05          $12.93         $12.96           N/A
  Accumulation units outstanding
  at the end of period                      477             554             528              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(758)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.03          $12.07           N/A            N/A
    End of period                          $12.51          $12.97          $12.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                      437             544             529             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(560)

  Accumulation unit value:
    Beginning of period                    $20.12          $18.25          $17.83         $16.96           N/A
    End of period                          $18.52          $20.12          $18.25         $17.83           N/A
  Accumulation units outstanding
  at the end of period                       69              76              81              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(560)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(944)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.56          $12.02           N/A            N/A
    End of period                          $14.83          $13.99          $12.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,824           2,880           2,837            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(944)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(784)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.73          $10.41           N/A            N/A
    End of period                          $12.14          $11.55          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,043           4,563            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(784)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(555)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.15          $11.71         $11.21           N/A
    End of period                          $14.09          $13.29          $12.15         $11.71           N/A
  Accumulation units outstanding
  at the end of period                       -             8,232             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(758)

  Accumulation unit value:
    Beginning of period                    $23.58          $21.27          $20.50           N/A            N/A
    End of period                          $24.72          $23.58          $21.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      160             174             186             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(758)

  Accumulation unit value:
    Beginning of period                    $26.61          $24.00          $22.60           N/A            N/A
    End of period                          $28.58          $26.61          $24.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                      123             266             240             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(855)

  Accumulation unit value:
    Beginning of period                    $34.91          $33.51          $30.35           N/A            N/A
    End of period                          $39.91          $34.91          $33.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(559)

  Accumulation unit value:
    Beginning of period                    $15.22          $13.00          $12.56         $11.40           N/A
    End of period                          $14.97          $15.22          $13.00         $12.56           N/A
  Accumulation units outstanding
  at the end of period                      246             282             309              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(559)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.51%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.26           N/A             N/A            N/A
    End of period                          $11.09          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,817          15,554           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                    $15.59          $14.81          $15.67         $14.78           N/A
    End of period                          $15.35          $15.59          $14.81         $15.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -             11,759         12,346           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(1052)

  Accumulation unit value:
    Beginning of period                    $15.92          $13.12           N/A             N/A            N/A
    End of period                          $16.67          $15.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               51             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(1052)

  Accumulation unit value:
    Beginning of period                    $22.20          $17.92           N/A             N/A            N/A
    End of period                          $23.57          $22.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               37             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $14.09           N/A             N/A             N/A            N/A
    End of period                          $13.46           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      179             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(1052)

  Accumulation unit value:
    Beginning of period                    $17.46          $19.54           N/A             N/A            N/A
    End of period                          $17.92          $17.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               46             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.40           N/A             N/A             N/A            N/A
    End of period                          $17.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       30             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(1123)

  Accumulation unit value:
    Beginning of period                    $19.60          $17.50           N/A             N/A            N/A
    End of period                          $16.78          $19.60           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1052)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.34           N/A             N/A            N/A
    End of period                          $13.98          $12.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      116             124             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1052)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(847)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.73          $10.39           N/A            N/A
    End of period                          $12.13          $11.55          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,833           20,944          21,327           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(817)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.14          $11.21           N/A            N/A
    End of period                          $14.07          $13.28          $12.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,717          12,191          26,814           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.52%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(776)

  Accumulation unit value:
    Beginning of period                    $24.41          $23.93          $22.08           N/A            N/A
    End of period                          $26.11          $24.41          $23.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              243             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.93           N/A             N/A             N/A            N/A
    End of period                          $13.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      600             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(776)

  Accumulation unit value:
    Beginning of period                    $20.88          $17.83          $17.57           N/A            N/A
    End of period                          $22.82          $20.88          $17.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              305             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $15.54           N/A             N/A             N/A            N/A
    End of period                          $15.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,107            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $6.04            N/A             N/A             N/A            N/A
    End of period                          $5.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,425            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(815)

  Accumulation unit value:
    Beginning of period                    $9.05           $7.94           $7.49            N/A            N/A
    End of period                          $9.16           $9.05           $7.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,262           1,262            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(776)

  Accumulation unit value:
    Beginning of period                    $22.18          $16.26          $14.92           N/A            N/A
    End of period                          $23.56          $22.18          $16.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,614           2,158            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(845)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.74          $10.87           N/A            N/A
    End of period                          $13.45          $13.60          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,595           15,144          19,462           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                    $28.22           N/A             N/A             N/A            N/A
    End of period                          $33.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      305             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(815)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.35          $9.71            N/A            N/A
    End of period                          $11.88          $11.62          $10.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,920           2,920            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(836)

  Accumulation unit value:
    Beginning of period                    $14.76          $15.37          $12.10           N/A            N/A
    End of period                          $17.29          $14.76          $15.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,877           4,836            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(786)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.13          $11.59           N/A            N/A
    End of period                          $14.06          $13.27          $12.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,705          17,361          2,052            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(786)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(776)

  Accumulation unit value:
    Beginning of period                    $19.94          $16.91          $16.32           N/A            N/A
    End of period                          $20.97          $19.94          $16.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,276           3,276           2,571            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $28.23           N/A             N/A             N/A            N/A
    End of period                          $28.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      306             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(776)

  Accumulation unit value:
    Beginning of period                    $34.82          $33.43          $29.37           N/A            N/A
    End of period                          $39.79          $34.82          $33.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              122             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(815)

  Accumulation unit value:
    Beginning of period                    $15.20          $12.99          $12.14           N/A            N/A
    End of period                          $14.94          $15.20          $12.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,062            779             779             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(534)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.28          $10.79          $9.91           N/A
    End of period                          $13.38          $11.86          $11.28         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(534)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(558)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.33           N/A
    End of period                           N/A             N/A             N/A            $8.97           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.16          $11.50         $11.22           N/A
    End of period                          $14.73          $13.57          $12.16         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(558)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(512)

  Accumulation unit value:
    Beginning of period                    $20.83          $17.79          $17.80         $16.45           N/A
    End of period                          $22.76          $20.83          $17.79         $17.80           N/A
  Accumulation units outstanding
  at the end of period                      468             105             248             641            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(698)

  Accumulation unit value:
    Beginning of period                    $18.89          $16.91          $15.94         $14.84           N/A
    End of period                          $17.93          $18.89          $16.91         $15.94           N/A
  Accumulation units outstanding
  at the end of period                     2,157           2,409           2,190           2,436           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.68          $11.24           N/A             N/A            N/A
    End of period                          $11.06          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,428           2,778            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.80          $15.66         $13.32           N/A
    End of period                          $15.32          $15.57          $14.80         $15.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,751           3,821           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1044)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.51           N/A             N/A            N/A
    End of period                          $11.18          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,417           1,358            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1044)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                    $15.89          $12.59          $13.69         $13.77           N/A
    End of period                          $16.64          $15.89          $12.59         $13.69           N/A
  Accumulation units outstanding
  at the end of period                       -              256            1,140           2,885           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(500)

  Accumulation unit value:
    Beginning of period                    $22.16          $16.24          $15.13         $13.20           N/A
    End of period                          $23.54          $22.16          $16.24         $15.13           N/A
  Accumulation units outstanding
  at the end of period                       -             3,551           4,080           5,153           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(515)

  Accumulation unit value:
    Beginning of period                    $17.78          $14.52          $13.15         $11.78           N/A
    End of period                          $19.13          $17.78          $14.52         $13.15           N/A
  Accumulation units outstanding
  at the end of period                     1,535           1,604           2,994           1,927           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(957)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.74          $11.57           N/A            N/A
    End of period                          $13.44          $13.60          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,742            881             962             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(957)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                    $17.44          $17.10          $12.79         $11.51           N/A
    End of period                          $17.89          $17.44          $17.10         $12.79           N/A
  Accumulation units outstanding
  at the end of period                       -             1,135           1,180            646            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(515)

  Accumulation unit value:
    Beginning of period                    $14.52          $13.58          $12.43         $11.54           N/A
    End of period                          $15.21          $14.52          $13.58         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     1,729           1,715           3,046           1,978           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(515)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.34          $10.16          $9.79           N/A
    End of period                          $11.86          $11.60          $10.34         $10.16           N/A
  Accumulation units outstanding
  at the end of period                     3,044           3,058           7,380           4,672           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.34           N/A             N/A             N/A            N/A
    End of period                          $17.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,276            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(500)

  Accumulation unit value:
    Beginning of period                    $19.58          $18.01          $16.99         $15.63           N/A
    End of period                          $16.76          $19.58          $18.01         $16.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,603           4,548           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(500)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(515)

  Accumulation unit value:
    Beginning of period                    $14.83          $12.95          $12.74         $11.81           N/A
    End of period                          $14.15          $14.83          $12.95         $12.74           N/A
  Accumulation units outstanding
  at the end of period                     1,731           1,697           3,048           1,945           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(515)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(1009)

  Accumulation unit value:
    Beginning of period                    $14.76          $14.89           N/A             N/A            N/A
    End of period                          $17.28          $14.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              553             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(1009)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.38           N/A             N/A             N/A            N/A
    End of period                          $17.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      549             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(699)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.52          $11.95         $11.41           N/A
    End of period                          $14.76          $13.93          $12.52         $11.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              241            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.11          $11.67         $11.20           N/A
    End of period                          $14.02          $13.24          $12.11         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     2,318           2,652           2,901           3,228           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(512)

  Accumulation unit value:
    Beginning of period                    $19.92          $16.90          $16.03         $14.62           N/A
    End of period                          $20.94          $19.92          $16.90         $16.03           N/A
  Accumulation units outstanding
  at the end of period                      139             178             418            1,081           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(512)

  Accumulation unit value:
    Beginning of period                    $34.72          $33.35          $29.98         $26.86           N/A
    End of period                          $39.67          $34.72          $33.35         $29.98           N/A
  Accumulation units outstanding
  at the end of period                      126             161             379             981            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(512)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(853)

  Accumulation unit value:
    Beginning of period                    $17.02          $16.68          $16.71           N/A            N/A
    End of period                          $17.76          $17.02          $16.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(948)

  Accumulation unit value:
    Beginning of period                    $9.03           $7.93           $7.76            N/A            N/A
    End of period                          $9.13           $9.03           $7.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(801)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.74          $10.93           N/A            N/A
    End of period                          $13.44          $13.59          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,534          3,069            423             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $11.25           N/A             N/A             N/A            N/A
    End of period                          $11.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,462            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(948)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.34          $10.14           N/A            N/A
    End of period                          $11.86          $11.60          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(948)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.88          $12.71           N/A            N/A
    End of period                          $13.71          $12.99          $12.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(745)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.41          $11.43           N/A            N/A
    End of period                          $14.87          $13.98          $12.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,376           4,376            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(745)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(752)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.40          $10.16           N/A            N/A
    End of period                          $11.33          $10.94          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,645          28,149          28,149           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                    $13.23          $12.10          $11.50           N/A            N/A
    End of period                          $14.02          $13.23          $12.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,156          15,732          12,770           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(948)

  Accumulation unit value:
    Beginning of period                    $15.17          $12.96          $12.62           N/A            N/A
    End of period                          $14.91          $15.17          $12.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $15.54          $13.01          $12.05         $11.23           N/A
    End of period                          $16.63          $15.54          $13.01         $12.05           N/A
  Accumulation units outstanding
  at the end of period                     4,542           3,076           1,111           1,111           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1210)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.88           N/A             N/A            N/A
    End of period                          $13.37          $11.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      546             583             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1210)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(872)

  Accumulation unit value:
    Beginning of period                    $15.29          $11.50          $11.11           N/A            N/A
    End of period                          $12.67          $15.29          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      880             501             601             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.15          $11.21           N/A            N/A
    End of period                          $14.72          $13.56          $12.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,596           1,617            909             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(679)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.36          $9.66           $9.07           N/A
    End of period                          $11.77          $11.19          $10.36          $9.66           N/A
  Accumulation units outstanding
  at the end of period                     34,599          36,347          38,129          2,465           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(790)

  Accumulation unit value:
    Beginning of period                    $24.29          $23.83          $21.63           N/A            N/A
    End of period                          $25.98          $24.29          $23.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      509             471            1,053            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.93           N/A             N/A             N/A            N/A
    End of period                          $13.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,676            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(790)

  Accumulation unit value:
    Beginning of period                    $17.23          $15.73          $15.11           N/A            N/A
    End of period                          $16.89          $17.23          $15.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                      714             699             688             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(855)

  Accumulation unit value:
    Beginning of period                    $20.80          $17.76          $17.25           N/A            N/A
    End of period                          $22.72          $20.80          $17.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,103             -              762             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      425             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,152            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.20           N/A             N/A             N/A            N/A
    End of period                          $10.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,530            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.36           N/A             N/A             N/A            N/A
    End of period                          $9.78            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,655            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.73           N/A            N/A
    End of period                          $11.38          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,000            925            4,141            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(975)

  Accumulation unit value:
    Beginning of period                    $17.00          $16.66          $16.62           N/A            N/A
    End of period                          $17.73          $17.00          $16.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,208            971             141             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.29           N/A             N/A             N/A            N/A
    End of period                          $12.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,761            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(793)

  Accumulation unit value:
    Beginning of period                    $14.37          $11.17          $9.61            N/A            N/A
    End of period                          $15.69          $14.37          $11.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,933          3,530           1,121            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(679)

  Accumulation unit value:
    Beginning of period                    $13.99          $13.90          $13.93         $13.87           N/A
    End of period                          $14.51          $13.99          $13.90         $13.93           N/A
  Accumulation units outstanding
  at the end of period                     1,750           1,707           1,331           1,209           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.14           N/A             N/A             N/A            N/A
    End of period                          $13.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,415            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(679)

  Accumulation unit value:
    Beginning of period                    $18.87          $16.89          $15.93         $14.25           N/A
    End of period                          $17.91          $18.87          $16.89         $15.93           N/A
  Accumulation units outstanding
  at the end of period                     2,499           2,817           2,862           1,802           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(702)

  Accumulation unit value:
    Beginning of period                    $15.70          $13.79          $13.52         $12.77           N/A
    End of period                          $14.26          $15.70          $13.79         $13.52           N/A
  Accumulation units outstanding
  at the end of period                     1,884           2,254           1,819            489            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.23           N/A             N/A            N/A
    End of period                          $11.04          $11.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,994            217             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.79          $15.65         $15.21           N/A
    End of period                          $15.31          $15.56          $14.79         $15.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,897            88             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(947)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.66          $10.51           N/A            N/A
    End of period                          $11.17          $10.77          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                      788             746             383             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(872)

  Accumulation unit value:
    Beginning of period                    $5.59           $4.21           $4.20            N/A            N/A
    End of period                          $5.68           $5.59           $4.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,254           2,828            636             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(975)

  Accumulation unit value:
    Beginning of period                    $10.77          $9.74           $9.84            N/A            N/A
    End of period                          $9.67           $10.77          $9.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                      238             238             238             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                    $15.88          $12.58          $13.69         $13.18           N/A
    End of period                          $16.63          $15.88          $12.58         $13.69           N/A
  Accumulation units outstanding
  at the end of period                       -              346             333             101            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $10.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,534            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1048)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.12           N/A             N/A            N/A
    End of period                          $10.91          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               72             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(872)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.80          $11.31           N/A            N/A
    End of period                          $10.99          $13.65          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                      296             235             232             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(722)

  Accumulation unit value:
    Beginning of period                    $22.14          $16.23          $15.12         $14.86           N/A
    End of period                          $23.52          $22.14          $16.23         $15.12           N/A
  Accumulation units outstanding
  at the end of period                       -             11,257          4,044            90             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(702)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.63          $10.14          $9.61           N/A
    End of period                          $11.55          $11.01          $10.63         $10.14           N/A
  Accumulation units outstanding
  at the end of period                     2,053           1,683           1,303            671            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(700)

  Accumulation unit value:
    Beginning of period                    $17.77          $14.51          $13.14         $12.27           N/A
    End of period                          $19.11          $17.77          $14.51         $13.14           N/A
  Accumulation units outstanding
  at the end of period                     6,414           6,805           6,768           7,122           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(711)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.73          $10.88         $10.46           N/A
    End of period                          $13.44          $13.59          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     35,094          32,896          28,998          5,553           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.16           N/A             N/A             N/A            N/A
    End of period                          $11.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      360             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(853)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.44          $9.99            N/A            N/A
    End of period                          $11.98          $10.64          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              293            3,203            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.98           N/A             N/A             N/A            N/A
    End of period                          $12.35           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      292             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(702)

  Accumulation unit value:
    Beginning of period                    $25.69          $21.82          $16.36         $15.77           N/A
    End of period                          $33.87          $25.69          $21.82         $16.36           N/A
  Accumulation units outstanding
  at the end of period                     3,034            908             916             811            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                    $17.42          $17.09          $12.78         $12.40           N/A
    End of period                          $17.88          $17.42          $17.09         $12.78           N/A
  Accumulation units outstanding
  at the end of period                       -              850            2,787            108            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(700)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.57          $12.43         $11.61           N/A
    End of period                          $15.19          $14.51          $13.57         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     6,527           7,965           11,000          7,671           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(700)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.33          $10.16          $9.78           N/A
    End of period                          $11.85          $11.59          $10.33         $10.16           N/A
  Accumulation units outstanding
  at the end of period                     8,453           10,217          10,113         10,093           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.32           N/A             N/A             N/A            N/A
    End of period                          $17.14           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      156             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(722)

  Accumulation unit value:
    Beginning of period                    $19.57          $18.00          $16.98         $16.07           N/A
    End of period                          $16.74          $19.57          $18.00         $16.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -              102             83             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(700)

  Accumulation unit value:
    Beginning of period                    $14.82          $12.94          $12.74         $11.81           N/A
    End of period                          $14.14          $14.82          $12.94         $12.74           N/A
  Accumulation units outstanding
  at the end of period                     6,168           7,571           7,509           7,496           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(738)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.38           $5.34            N/A            N/A
    End of period                          $6.40           $5.73           $5.38            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,241            538             492             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(700)

  Accumulation unit value:
    Beginning of period                    $14.75          $15.37          $11.34         $10.55           N/A
    End of period                          $17.27          $14.75          $15.37         $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -             12,413          22,140          8,787           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.37           N/A             N/A             N/A            N/A
    End of period                          $17.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,199            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.82          $11.05         $10.77           N/A
    End of period                          $13.95          $12.93          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     2,349           2,352           2,354            97             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(679)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.05          $10.86          $9.61           N/A
    End of period                          $14.23          $13.73          $12.05         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     3,419           3,759           14,644          1,746           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(938)

  Accumulation unit value:
    Beginning of period                    $8.55           $8.37           $8.07            N/A            N/A
    End of period                          $9.21           $8.55           $8.37            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,257           4,927            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(679)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.87          $12.90         $12.86           N/A
    End of period                          $13.69          $12.98          $12.87         $12.90           N/A
  Accumulation units outstanding
  at the end of period                     10,111          10,908          9,850           1,304           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(975)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.97          $11.96           N/A            N/A
    End of period                          $12.43          $12.90          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,636           1,072            196             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1047)

  Accumulation unit value:
    Beginning of period                    $8.09           $8.57            N/A             N/A            N/A
    End of period                          $7.82           $8.09            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1047)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(683)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.40          $11.72         $10.56           N/A
    End of period                          $14.86          $13.97          $12.40         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     36,916          36,626          36,627         27,853           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(738)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.40          $10.26           N/A            N/A
    End of period                          $11.33          $10.93          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                      871             872             874             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(724)

  Accumulation unit value:
    Beginning of period                    $13.91          $12.50          $11.94         $11.75           N/A
    End of period                          $14.74          $13.91          $12.50         $11.94           N/A
  Accumulation units outstanding
  at the end of period                     25,231          27,604          28,186          8,973           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.72          $10.37           N/A            N/A
    End of period                          $12.11          $11.54          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,121          14,839          14,841           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(738)

  Accumulation unit value:
    Beginning of period                    $13.22          $12.09          $11.58           N/A            N/A
    End of period                          $14.00          $13.22          $12.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,022          26,780          23,020           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(975)

  Accumulation unit value:
    Beginning of period                    $23.41          $21.14          $21.20           N/A            N/A
    End of period                          $24.53          $23.41          $21.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                      552             110             111             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(975)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(902)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.95          $10.92           N/A            N/A
    End of period                          $11.39          $11.16          $10.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,129          66,937          34,435           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(902)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(790)

  Accumulation unit value:
    Beginning of period                    $19.91          $16.89          $16.13           N/A            N/A
    End of period                          $20.92          $19.91          $16.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,409           1,268            645             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $26.43          $23.85          $22.06           N/A            N/A
    End of period                          $28.36          $26.43          $23.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,698           1,023            757             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(792)

  Accumulation unit value:
    Beginning of period                    $34.66          $33.29          $29.03           N/A            N/A
    End of period                          $39.59          $34.66          $33.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                      323             807             745             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(792)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(679)

  Accumulation unit value:
    Beginning of period                    $15.16          $12.96          $12.52         $11.53           N/A
    End of period                          $14.90          $15.16          $12.96         $12.52           N/A
  Accumulation units outstanding
  at the end of period                     4,909           3,635           3,298           1,939           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.57%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(641)

  Accumulation unit value:
    Beginning of period                    $15.52          $12.99          $12.04         $10.22           N/A
    End of period                          $16.61          $15.52          $12.99         $12.04           N/A
  Accumulation units outstanding
  at the end of period                      100             100             100             101            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(523)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.27          $10.78         $10.14           N/A
    End of period                          $13.37          $11.86          $11.27         $10.78           N/A
  Accumulation units outstanding
  at the end of period                       54              54              54             54             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(523)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(547)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.30           N/A
    End of period                           N/A             N/A             N/A            $8.96           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(547)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(547)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.15          $11.49         $11.22           N/A
    End of period                          $14.71          $13.55          $12.15         $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(547)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(905)

  Accumulation unit value:
    Beginning of period                    $17.54          $17.15          $16.52           N/A            N/A
    End of period                          $18.99          $17.54          $17.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(641)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.36          $9.65           $8.67           N/A
    End of period                          $11.77          $11.18          $10.36          $9.65           N/A
  Accumulation units outstanding
  at the end of period                      118             118             119             119            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(905)

  Accumulation unit value:
    Beginning of period                    $17.21          $15.72          $15.21           N/A            N/A
    End of period                          $16.87          $17.21          $15.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1197)

  Accumulation unit value:
    Beginning of period                    $20.77          $20.95           N/A             N/A            N/A
    End of period                          $22.69          $20.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,258            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(905)

  Accumulation unit value:
    Beginning of period                    $16.98          $16.65          $16.78           N/A            N/A
    End of period                          $17.71          $16.98          $16.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(665)

  Accumulation unit value:
    Beginning of period                    $14.36          $11.16          $9.66           $8.44           N/A
    End of period                          $15.67          $14.36          $11.16          $9.66           N/A
  Accumulation units outstanding
  at the end of period                      107            2,544            743             860            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(905)

  Accumulation unit value:
    Beginning of period                    $21.21          $19.42          $19.12           N/A            N/A
    End of period                          $22.31          $21.21          $19.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(641)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.90          $13.92         $13.77           N/A
    End of period                          $14.52          $14.00          $13.90         $13.92           N/A
  Accumulation units outstanding
  at the end of period                       74              74              75             75             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(641)

  Accumulation unit value:
    Beginning of period                    $18.85          $16.88          $15.92         $13.34           N/A
    End of period                          $17.89          $18.85          $16.88         $15.92           N/A
  Accumulation units outstanding
  at the end of period                     3,352           4,338           4,512           4,537           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(665)

  Accumulation unit value:
    Beginning of period                    $15.69          $13.78          $13.51         $12.19           N/A
    End of period                          $14.25          $15.69          $13.78         $13.51           N/A
  Accumulation units outstanding
  at the end of period                      115             554             581             603            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.22           N/A             N/A            N/A
    End of period                          $11.03          $11.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,324           6,221            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                    $15.56          $14.78          $15.65         $13.16          $13.02
    End of period                          $15.30          $15.56          $14.78         $15.65          $13.16
  Accumulation units outstanding
  at the end of period                       -               -             4,669           4,706           628

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(528)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.66          $10.74         $10.74           N/A
    End of period                          $11.17          $10.77          $10.66         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     7,628           6,085           4,803           3,473           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(528)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                    $15.87          $12.58          $13.68         $13.62          $13.44
    End of period                          $16.62          $15.87          $12.58         $13.68          $13.62
  Accumulation units outstanding
  at the end of period                       -              958             997            1,040           730

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(665)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.79          $11.40         $10.63           N/A
    End of period                          $10.99          $13.64          $11.79         $11.40           N/A
  Accumulation units outstanding
  at the end of period                      144             642             696             704            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(483)

  Accumulation unit value:
    Beginning of period                    $22.14          $16.23          $15.12         $12.20          $12.01
    End of period                          $23.51          $22.14          $16.23         $15.12          $12.20
  Accumulation units outstanding
  at the end of period                       -             4,311           4,482           4,499           272

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(657)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.63          $10.13          $9.94           N/A
    End of period                          $11.54          $11.01          $10.63         $10.13           N/A
  Accumulation units outstanding
  at the end of period                      342             979             974             991            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(657)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $17.76          $14.51          $13.14         $11.28          $11.05
    End of period                          $19.10          $17.76          $14.51         $13.14          $11.28
  Accumulation units outstanding
  at the end of period                     6,102           4,268           3,163           2,367           740

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1081)

  Accumulation unit value:
    Beginning of period                    $13.59          $12.20           N/A             N/A            N/A
    End of period                          $13.43          $13.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,660          1,174            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(657)

  Accumulation unit value:
    Beginning of period                    $25.68          $21.81          $16.36         $14.78           N/A
    End of period                          $33.85          $25.68          $21.81         $16.36           N/A
  Accumulation units outstanding
  at the end of period                      341             463             491             622            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(657)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                    $17.42          $17.09          $12.78         $11.12          $10.95
    End of period                          $17.87          $17.42          $17.09         $12.78          $11.12
  Accumulation units outstanding
  at the end of period                       -             1,624           1,694           1,774          1,344

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(483)

  Accumulation unit value:
    Beginning of period                    $14.50          $13.56          $12.43         $11.01          $10.95
    End of period                          $15.18          $14.50          $13.56         $12.43          $11.01
  Accumulation units outstanding
  at the end of period                     8,323           6,427           5,800           4,870          1,045

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(483)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.33          $10.15          $9.47          $9.33
    End of period                          $11.84          $11.59          $10.33         $10.15          $9.47
  Accumulation units outstanding
  at the end of period                     16,478          14,859          11,433          9,927          2,192

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.31           N/A             N/A             N/A            N/A
    End of period                          $17.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,143            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(485)

  Accumulation unit value:
    Beginning of period                    $19.56          $18.00          $16.98         $15.52          $15.78
    End of period                          $16.74          $19.56          $18.00         $16.98          $15.52
  Accumulation units outstanding
  at the end of period                       -               -             3,752           4,700          1,958

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(483)

  Accumulation unit value:
    Beginning of period                    $14.81          $12.94          $12.73         $11.13          $11.08
    End of period                          $14.13          $14.81          $12.94         $12.73          $11.13
  Accumulation units outstanding
  at the end of period                     7,732           6,215           4,729           3,581           516

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(483)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(657)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.38           $5.38           $4.59           N/A
    End of period                          $6.40           $5.73           $5.38           $5.38           N/A
  Accumulation units outstanding
  at the end of period                      672            1,916           1,898           1,897           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(657)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(1081)

  Accumulation unit value:
    Beginning of period                    $14.75          $14.42           N/A             N/A            N/A
    End of period                          $17.26          $14.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,490            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.36           N/A             N/A             N/A            N/A
    End of period                          $17.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      595             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(641)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.04          $10.86          $8.88           N/A
    End of period                          $14.22          $13.73          $12.04         $10.86           N/A
  Accumulation units outstanding
  at the end of period                     1,177           1,177           1,177           1,178           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(507)

  Accumulation unit value:
    Beginning of period                    $12.97          $12.86          $12.89         $12.71           N/A
    End of period                          $13.68          $12.97          $12.86         $12.89           N/A
  Accumulation units outstanding
  at the end of period                     1,032           4,695           4,737           4,835           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(641)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $14.07           N/A
    End of period                           N/A             N/A             N/A           $14.36           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.97          $12.08         $11.77           N/A
    End of period                          $12.42          $12.88          $11.97         $12.08           N/A
  Accumulation units outstanding
  at the end of period                       89              89              89             89             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $10.44           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      963             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(565)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.90           N/A
    End of period                           N/A             N/A             N/A            $9.72           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(565)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(507)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.39          $11.72         $10.88           N/A
    End of period                          $14.85          $13.96          $12.39         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     3,442           4,977           5,136           7,330           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(507)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $11.32           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,228            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(490)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.50          $11.93         $11.10           N/A
    End of period                          $14.73          $13.90          $12.50         $11.93           N/A
  Accumulation units outstanding
  at the end of period                     32,769          31,883          32,170         31,875           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(490)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(443)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.08          $11.65         $10.91          $10.47
    End of period                          $13.99          $13.21          $12.08         $11.65          $10.91
  Accumulation units outstanding
  at the end of period                     4,220           5,036           13,164         16,212           794

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(443)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                    $10.56           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,699            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1066)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.99           N/A             N/A            N/A
    End of period                          $11.38          $11.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,254            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(485)

  Accumulation unit value:
    Beginning of period                    $19.90          $16.89          $16.02         $14.32          $14.30
    End of period                          $20.92          $19.90          $16.89         $16.02          $14.32
  Accumulation units outstanding
  at the end of period                       72              72              72             72            8,643

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $26.40          $23.82          $23.04         $21.51          $21.48
    End of period                          $28.33          $26.40          $23.82         $23.04          $21.51
  Accumulation units outstanding
  at the end of period                       -               -               -               -            3,597

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(485)

  Accumulation unit value:
    Beginning of period                    $34.62          $33.26          $29.91         $26.00          $26.12
    End of period                          $39.55          $34.62          $33.26         $29.91          $26.00
  Accumulation units outstanding
  at the end of period                       -               -               -               -            2,957

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(485)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(665)

  Accumulation unit value:
    Beginning of period                    $15.15          $12.95          $12.52         $11.45           N/A
    End of period                          $14.89          $15.15          $12.95         $12.52           N/A
  Accumulation units outstanding
  at the end of period                       -              467             516             537            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(862)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.25          $10.54           N/A            N/A
    End of period                          $13.34          $11.83          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,940           2,209           2,335            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(858)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $10.64           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      174             637             453             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(843)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.31          $11.47           N/A            N/A
    End of period                          $14.86          $13.70          $12.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       18              12              5              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(862)

  Accumulation unit value:
    Beginning of period                    $17.50          $17.11          $15.68           N/A            N/A
    End of period                          $18.93          $17.50          $17.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              732             774             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $14.40           N/A             N/A             N/A            N/A
    End of period                          $13.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      347             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.92            N/A             N/A            N/A
    End of period                          $10.71          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             4,157            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.92           N/A            N/A
    End of period                          $11.37          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      184             193             202             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(862)

  Accumulation unit value:
    Beginning of period                    $16.93          $16.60          $16.69           N/A            N/A
    End of period                          $17.65          $16.93          $16.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,464            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.20          $11.32           N/A            N/A
    End of period                          $12.64          $12.63          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                      355             372             391             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(974)

  Accumulation unit value:
    Beginning of period                    $14.33          $11.14          $11.15           N/A            N/A
    End of period                          $15.63          $14.33          $11.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,220           1,109            595             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(974)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.54           N/A             N/A            N/A
    End of period                          $14.44          $13.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,973            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $12.55           N/A             N/A             N/A            N/A
    End of period                          $13.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      650             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(843)

  Accumulation unit value:
    Beginning of period                    $18.80          $16.87          $15.79           N/A            N/A
    End of period                          $17.82          $18.80          $16.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       13              9               3              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.20           N/A             N/A            N/A
    End of period                          $11.01          $11.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      763             763             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                    $15.54          $14.77          $15.64         $13.16          $12.99
    End of period                          $15.28          $15.54          $14.77         $15.64          $13.16
  Accumulation units outstanding
  at the end of period                       -               -              550             550            550

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.46            N/A             N/A             N/A            N/A
    End of period                          $5.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      275             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                    $15.85          $12.57          $13.67         $13.62          $13.45
    End of period                          $16.60          $15.85          $12.57         $13.67          $13.62
  Accumulation units outstanding
  at the end of period                       -              648             641             637            637

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                    $10.89           N/A             N/A             N/A            N/A
    End of period                          $10.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      735             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(481)

  Accumulation unit value:
    Beginning of period                    $22.11          $16.22          $15.11         $12.19          $12.00
    End of period                          $23.48          $22.11          $16.22         $15.11          $12.19
  Accumulation units outstanding
  at the end of period                       -              657            2,106           1,581           238

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.61          $10.12         $10.09           N/A
    End of period                          $11.52          $10.99          $10.61         $10.12           N/A
  Accumulation units outstanding
  at the end of period                      999            1,138           1,203             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(481)

  Accumulation unit value:
    Beginning of period                    $17.74          $14.49          $13.13         $11.27          $11.00
    End of period                          $19.08          $17.74          $14.49         $13.13          $11.27
  Accumulation units outstanding
  at the end of period                     1,849           2,659           3,930            649            649

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88         $10.69           N/A
    End of period                          $13.42          $13.58          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     2,909             -             2,330           1,870           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(843)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.55          $10.14           N/A            N/A
    End of period                          $12.05          $10.71          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               14              5              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.97           N/A             N/A             N/A            N/A
    End of period                          $12.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       22             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $25.63          $21.78          $16.34         $13.64           N/A
    End of period                          $33.78          $25.63          $21.78         $16.34           N/A
  Accumulation units outstanding
  at the end of period                      138              -             1,369             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                    $17.40          $17.07          $12.77         $11.12          $10.91
    End of period                          $17.85          $17.40          $17.07         $12.77          $11.12
  Accumulation units outstanding
  at the end of period                       -             1,178           3,240           1,178          1,178

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(481)

  Accumulation unit value:
    Beginning of period                    $14.48          $13.55          $12.42         $11.01          $10.95
    End of period                          $15.16          $14.48          $13.55         $12.42          $11.01
  Accumulation units outstanding
  at the end of period                     1,978           2,390           2,803            913            913

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.32          $10.15          $9.46          $9.32
    End of period                          $11.83          $11.57          $10.32         $10.15          $9.46
  Accumulation units outstanding
  at the end of period                     3,333           4,406           7,087           1,915          1,915

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(858)

  Accumulation unit value:
    Beginning of period                    $19.54          $17.98          $16.19           N/A            N/A
    End of period                          $16.71          $19.54          $17.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              167             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(481)

  Accumulation unit value:
    Beginning of period                    $14.80          $12.92          $12.72         $11.12          $11.08
    End of period                          $14.11          $14.80          $12.92         $12.72          $11.12
  Accumulation units outstanding
  at the end of period                     1,503           1,940           2,148            451            451

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(481)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.45            N/A             N/A             N/A            N/A
    End of period                          $6.38            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      775             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(728)

  Accumulation unit value:
    Beginning of period                    $14.74          $15.36          $11.34         $11.17           N/A
    End of period                          $17.25          $14.74          $15.36         $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,438           1,790           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(870)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.82          $11.24           N/A            N/A
    End of period                          $13.94          $12.92          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,849            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(870)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(862)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.03          $10.67           N/A            N/A
    End of period                          $14.20          $13.71          $12.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,869           2,128           2,250            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(785)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.83          $12.75           N/A            N/A
    End of period                          $13.64          $12.94          $12.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,067           2,596           6,866            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(785)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(858)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.94          $11.87           N/A            N/A
    End of period                          $12.39          $12.86          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              230             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(586)

  Accumulation unit value:
    Beginning of period                    $13.87          $12.47          $11.91         $10.91           N/A
    End of period                          $14.69          $13.87          $12.47         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     2,637           3,131           4,048           3,284           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(958)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.72          $10.67           N/A            N/A
    End of period                          $12.10          $11.53          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,489           1,490           1,491            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(958)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(586)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.06          $11.63         $10.77           N/A
    End of period                          $13.96          $13.18          $12.06         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     4,845           5,025           5,216           2,176           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(692)

  Accumulation unit value:
    Beginning of period                    $23.32          $21.06          $20.52         $19.49           N/A
    End of period                          $24.42          $23.32          $21.06         $20.52           N/A
  Accumulation units outstanding
  at the end of period                      463             912            3,145            785            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(862)

  Accumulation unit value:
    Beginning of period                    $26.32          $23.76          $22.43           N/A            N/A
    End of period                          $28.24          $26.32          $23.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                      435              -              526             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(843)

  Accumulation unit value:
    Beginning of period                    $34.59          $33.24          $29.44           N/A            N/A
    End of period                          $39.50          $34.59          $33.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      680             771             812             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(936)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.64          $10.61           N/A            N/A
    End of period                          $11.15          $10.75          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                      660             661             707             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(936)

  Accumulation unit value:
    Beginning of period                    $22.10          $16.21          $14.72           N/A            N/A
    End of period                          $23.47          $22.10          $16.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               95             102             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(936)

  Accumulation unit value:
    Beginning of period                    $17.73          $14.49          $13.22           N/A            N/A
    End of period                          $19.07          $17.73          $14.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      212             212             227             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(936)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88           N/A            N/A
    End of period                          $13.42          $13.58          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,447           1,289           1,379            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(851)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.47          $11.85           N/A            N/A
    End of period                          $14.68          $13.86          $12.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,845          10,845          10,845           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(871)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.72          $10.52           N/A            N/A
    End of period                          $12.10          $11.53          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,069           2,922           4,752            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(871)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(936)

  Accumulation unit value:
    Beginning of period                    $34.50          $33.15          $30.38           N/A            N/A
    End of period                          $39.39          $34.50          $33.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                       92              92              99             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(833)

  Accumulation unit value:
    Beginning of period                    $15.45          $12.94          $11.53           N/A            N/A
    End of period                          $16.52          $15.45          $12.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(992)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.91           N/A             N/A            N/A
    End of period                          $12.65          $15.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                    $22.88           N/A             N/A             N/A            N/A
    End of period                          $22.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      205             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                    $11.25           N/A             N/A             N/A            N/A
    End of period                          $10.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,022            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(833)

  Accumulation unit value:
    Beginning of period                    $12.43          $10.84          $10.25           N/A            N/A
    End of period                          $11.37          $12.43          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $17.04           N/A             N/A             N/A            N/A
    End of period                          $17.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,602            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(992)

  Accumulation unit value:
    Beginning of period                    $14.31          $11.48           N/A             N/A            N/A
    End of period                          $15.61          $14.31           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      824              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(833)

  Accumulation unit value:
    Beginning of period                    $18.78          $16.83          $15.60           N/A            N/A
    End of period                          $17.82          $18.78          $16.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.19           N/A             N/A            N/A
    End of period                          $11.00          $11.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(1129)

  Accumulation unit value:
    Beginning of period                    $15.53          $14.96           N/A             N/A            N/A
    End of period                          $15.27          $15.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.64          $10.71           N/A            N/A
    End of period                          $11.14          $10.74          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,364           1,617           1,572            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1163)

  Accumulation unit value:
    Beginning of period                    $5.57           $5.14            N/A             N/A            N/A
    End of period                          $5.66           $5.57            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(936)

  Accumulation unit value:
    Beginning of period                    $15.84          $12.56          $11.94           N/A            N/A
    End of period                          $16.59          $15.84          $12.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              109             124             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(936)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.89           N/A             N/A             N/A            N/A
    End of period                          $10.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      233             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1121)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.95           N/A             N/A            N/A
    End of period                          $10.90          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1121)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(833)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.76          $10.84           N/A            N/A
    End of period                          $10.94          $13.60          $11.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(889)

  Accumulation unit value:
    Beginning of period                    $22.09          $16.21          $15.87           N/A            N/A
    End of period                          $23.46          $22.09          $16.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(889)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(833)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.60          $10.51           N/A            N/A
    End of period                          $11.50          $10.97          $10.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                    $17.72          $14.48          $12.65           N/A            N/A
    End of period                          $19.06          $17.72          $14.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,720           1,241           1,277            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(863)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $11.09           N/A            N/A
    End of period                          $13.41          $13.58          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,916           8,011           8,012            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(1163)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.29           N/A             N/A            N/A
    End of period                          $11.96          $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(1163)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(833)

  Accumulation unit value:
    Beginning of period                    $25.60          $21.75          $17.67           N/A            N/A
    End of period                          $33.73          $25.60          $21.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       30              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(889)

  Accumulation unit value:
    Beginning of period                    $17.38          $17.07          $15.51           N/A            N/A
    End of period                          $17.84          $17.38          $17.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(889)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(820)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.54          $11.84           N/A            N/A
    End of period                          $15.15          $14.47          $13.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,947           1,373           1,362            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(820)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.31          $9.69            N/A            N/A
    End of period                          $11.82          $11.56          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,371           1,692           1,695            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(1131)

  Accumulation unit value:
    Beginning of period                    $19.53          $16.93           N/A             N/A            N/A
    End of period                          $16.70          $19.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(1131)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(820)

  Accumulation unit value:
    Beginning of period                    $14.78          $12.92          $11.37           N/A            N/A
    End of period                          $14.10          $14.78          $12.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,990           1,409           1,418            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(833)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.36           $5.06            N/A            N/A
    End of period                          $6.37           $5.71           $5.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(898)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.36          $12.79           N/A            N/A
    End of period                          $17.24          $14.73          $15.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              118             109             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.34           N/A             N/A             N/A            N/A
    End of period                          $17.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,558            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(833)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.82          $12.94           N/A            N/A
    End of period                          $13.62          $12.92          $12.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(992)

  Accumulation unit value:
    Beginning of period                    $12.84          $12.00           N/A             N/A            N/A
    End of period                          $12.37          $12.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(898)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.46          $11.97           N/A            N/A
    End of period                          $14.67          $13.85          $12.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,436           3,457             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(857)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.71          $10.40           N/A            N/A
    End of period                          $12.09          $11.52          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,353           6,394           6,337            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(863)

  Accumulation unit value:
    Beginning of period                    $13.17          $12.05          $11.56           N/A            N/A
    End of period                          $13.93          $13.17          $12.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(902)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.90          $10.87           N/A            N/A
    End of period                          $11.33          $11.09          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       80             847             970             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(902)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                    $19.87          $18.12           N/A             N/A            N/A
    End of period                          $20.87          $19.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       83              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1121)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(906)

  Accumulation unit value:
    Beginning of period                    $34.45          $33.12          $31.54           N/A            N/A
    End of period                          $39.33          $34.45          $33.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                      225              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(906)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $16.47           N/A             N/A             N/A            N/A
    End of period                          $14.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       54             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.62%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(735)

  Accumulation unit value:
    Beginning of period                    $15.43          $12.92          $11.99         $11.88           N/A
    End of period                          $16.50          $15.43          $12.92         $11.99           N/A
  Accumulation units outstanding
  at the end of period                      494             511             543             546            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(984)

  Accumulation unit value:
    Beginning of period                    $24.13          $24.18           N/A             N/A            N/A
    End of period                          $25.78          $24.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(984)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(984)

  Accumulation unit value:
    Beginning of period                    $20.67          $17.86           N/A             N/A            N/A
    End of period                          $22.56          $20.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(984)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.40           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,959            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(722)

  Accumulation unit value:
    Beginning of period                    $14.30          $11.12          $9.63           $9.16           N/A
    End of period                          $15.59          $14.30          $11.12          $9.63           N/A
  Accumulation units outstanding
  at the end of period                     3,803           3,136           3,188           1,591           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(722)

  Accumulation unit value:
    Beginning of period                    $18.77          $16.81          $15.86         $15.43           N/A
    End of period                          $17.80          $18.77          $16.81         $15.86           N/A
  Accumulation units outstanding
  at the end of period                       -              410            1,617            541            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(722)

  Accumulation unit value:
    Beginning of period                    $15.62          $13.73          $13.46         $13.01           N/A
    End of period                          $14.18          $15.62          $13.73         $13.46           N/A
  Accumulation units outstanding
  at the end of period                       -              482            1,962            641            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1223)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.61           N/A             N/A            N/A
    End of period                          $10.99          $11.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              359             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1223)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.69            N/A             N/A             N/A            N/A
    End of period                          $5.66            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,473            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.88           N/A             N/A             N/A            N/A
    End of period                          $10.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,401            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.75          $11.37         $11.09           N/A
    End of period                          $10.94          $13.59          $11.75         $11.37           N/A
  Accumulation units outstanding
  at the end of period                      642            2,605           2,907           1,324           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(984)

  Accumulation unit value:
    Beginning of period                    $22.08          $16.49           N/A             N/A            N/A
    End of period                          $23.45          $22.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              367             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(984)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.59          $10.10          $9.85           N/A
    End of period                          $11.49          $10.97          $10.59         $10.10           N/A
  Accumulation units outstanding
  at the end of period                     1,272           3,172           3,188           1,485           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(798)

  Accumulation unit value:
    Beginning of period                    $17.71          $14.48          $12.98           N/A            N/A
    End of period                          $19.05          $17.71          $14.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,681           1,785           1,891            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(798)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(756)

  Accumulation unit value:
    Beginning of period                    $13.57          $11.73          $10.51           N/A            N/A
    End of period                          $13.41          $13.57          $11.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,658           2,775           2,889            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                    $10.65          $8.96            N/A             N/A            N/A
    End of period                          $11.78          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(908)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.44          $10.35           N/A            N/A
    End of period                          $11.96          $10.63          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              162             150             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(908)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.96           N/A             N/A             N/A            N/A
    End of period                          $12.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      155             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $25.58          $21.73          $16.31         $15.95           N/A
    End of period                          $33.70          $25.58          $21.73         $16.31           N/A
  Accumulation units outstanding
  at the end of period                      260             623            1,583            920            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(1035)

  Accumulation unit value:
    Beginning of period                    $17.38          $18.59           N/A             N/A            N/A
    End of period                          $17.83          $17.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              906             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(1035)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(798)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.53          $12.26           N/A            N/A
    End of period                          $15.14          $14.46          $13.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,780           1,891           2,002            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(798)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(798)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.31          $9.85            N/A            N/A
    End of period                          $11.81          $11.56          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,767           2,354           2,493            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(798)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.24           N/A             N/A             N/A            N/A
    End of period                          $17.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      415             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(722)

  Accumulation unit value:
    Beginning of period                    $19.52          $17.96          $16.96         $16.04           N/A
    End of period                          $16.69          $19.52          $17.96         $16.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -              831             790            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(798)

  Accumulation unit value:
    Beginning of period                    $14.78          $12.91          $11.96           N/A            N/A
    End of period                          $14.09          $14.78          $12.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,826           1,939           2,053            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(798)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.36           $5.37           $5.33           N/A
    End of period                          $6.37           $5.71           $5.36           $5.37           N/A
  Accumulation units outstanding
  at the end of period                     1,289           5,993           6,263           2,781           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(756)

  Accumulation unit value:
    Beginning of period                    $14.73          $15.35          $11.27           N/A            N/A
    End of period                          $17.23          $14.73          $15.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,150           1,942            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.34           N/A             N/A             N/A            N/A
    End of period                          $17.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,807            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1088)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.93           N/A             N/A            N/A
    End of period                          $14.17          $13.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,185            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(722)

  Accumulation unit value:
    Beginning of period                    $12.91          $12.81          $12.85         $12.88           N/A
    End of period                          $13.61          $12.91          $12.81         $12.85           N/A
  Accumulation units outstanding
  at the end of period                     2,453           8,096           8,089           3,876           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(897)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.71          $10.53           N/A            N/A
    End of period                          $12.09          $11.52          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,299           1,369           1,441            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.04          $11.45           N/A            N/A
    End of period                          $13.92          $13.15          $12.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,709            199            4,076            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1195)

  Accumulation unit value:
    Beginning of period                    $11.08          $11.05           N/A             N/A            N/A
    End of period                          $11.31          $11.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,900          7,333            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1195)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                    $21.43           N/A             N/A             N/A            N/A
    End of period                          $20.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,322            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(984)

  Accumulation unit value:
    Beginning of period                    $34.42          $33.36           N/A             N/A            N/A
    End of period                          $39.29          $34.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              431             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(984)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(735)

  Accumulation unit value:
    Beginning of period                    $15.10          $12.91          $12.49         $12.49           N/A
    End of period                          $14.83          $15.10          $12.91         $12.49           N/A
  Accumulation units outstanding
  at the end of period                      522             521             547             519            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.645%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.23          $10.75          $9.89           N/A
    End of period                          $13.30          $11.80          $11.23         $10.75           N/A
  Accumulation units outstanding
  at the end of period                      550             551             551             552            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                    $11.91           N/A             N/A             N/A            N/A
    End of period                          $11.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,874            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $27.35           N/A             N/A             N/A            N/A
    End of period                          $26.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,128            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1455)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,783            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1455)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(791)

  Accumulation unit value:
    Beginning of period                    $24.06          $23.61          $21.43           N/A            N/A
    End of period                          $25.70          $24.06          $23.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,177             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                    $17.08          $15.61          $15.50         $14.02           N/A
    End of period                          $16.73          $17.08          $15.61         $15.50           N/A
  Accumulation units outstanding
  at the end of period                      194             194             194             195            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.14           N/A             N/A            N/A
    End of period                          $10.70          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             9,859            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(678)

  Accumulation unit value:
    Beginning of period                    $16.84          $16.51          $16.52         $16.12           N/A
    End of period                          $17.54          $16.84          $16.51         $16.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,679           2,874           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(624)

  Accumulation unit value:
    Beginning of period                    $14.27          $11.10          $9.61           $8.12           N/A
    End of period                          $15.56          $14.27          $11.10          $9.61           N/A
  Accumulation units outstanding
  at the end of period                      335             335             335             336            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(678)

  Accumulation unit value:
    Beginning of period                    $18.72          $16.78          $15.84         $14.29           N/A
    End of period                          $17.76          $18.72          $16.78         $15.84           N/A
  Accumulation units outstanding
  at the end of period                      526             563             604             649            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(678)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.70          $13.44         $12.23           N/A
    End of period                          $14.14          $15.58          $13.70         $13.44           N/A
  Accumulation units outstanding
  at the end of period                      615             658             706             758            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.16           N/A             N/A            N/A
    End of period                          $10.96          $11.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,560           2,055            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.74          $15.62         $13.83           N/A
    End of period                          $15.24          $15.51          $14.74         $15.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -             7,020          13,391           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(604)

  Accumulation unit value:
    Beginning of period                    $15.82          $12.54          $13.66         $13.03           N/A
    End of period                          $16.56          $15.82          $12.54         $13.66           N/A
  Accumulation units outstanding
  at the end of period                       -             1,700           5,766           7,002           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(604)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(604)

  Accumulation unit value:
    Beginning of period                    $22.06          $16.19          $15.09         $12.49           N/A
    End of period                          $23.42          $22.06          $16.19         $15.09           N/A
  Accumulation units outstanding
  at the end of period                       -             2,148           10,393          7,719           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(604)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(690)

  Accumulation unit value:
    Beginning of period                    $17.69          $14.46          $13.11         $11.65           N/A
    End of period                          $19.02          $17.69          $14.46         $13.11           N/A
  Accumulation units outstanding
  at the end of period                     3,044           3,608           1,805           1,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(817)

  Accumulation unit value:
    Beginning of period                    $13.57          $11.72          $10.50           N/A            N/A
    End of period                          $13.40          $13.57          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,847           3,868           4,964            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                    $12.23           N/A             N/A             N/A            N/A
    End of period                          $11.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,880            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(678)

  Accumulation unit value:
    Beginning of period                    $25.54          $21.71          $16.29         $16.14           N/A
    End of period                          $33.64          $25.54          $21.71         $16.29           N/A
  Accumulation units outstanding
  at the end of period                      932            3,622           3,641           1,148           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                    $17.36          $17.05          $12.76         $11.19           N/A
    End of period                          $17.81          $17.36          $17.05         $12.76           N/A
  Accumulation units outstanding
  at the end of period                       -             1,900           11,065         15,949           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $14.45          $13.52          $12.40         $11.40           N/A
    End of period                          $15.11          $14.45          $13.52         $12.40           N/A
  Accumulation units outstanding
  at the end of period                     1,272           1,728           2,637           6,350           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(690)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.30          $10.13          $9.17           N/A
    End of period                          $11.79          $11.54          $10.30         $10.13           N/A
  Accumulation units outstanding
  at the end of period                     1,517           2,063           2,265           2,296           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.20           N/A             N/A             N/A            N/A
    End of period                          $17.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,145            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(604)

  Accumulation unit value:
    Beginning of period                    $19.51          $17.95          $16.95         $15.01           N/A
    End of period                          $16.67          $19.51          $17.95         $16.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,077           6,230           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(604)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(594)

  Accumulation unit value:
    Beginning of period                    $14.76          $12.90          $12.71         $11.44           N/A
    End of period                          $14.07          $14.76          $12.90         $12.71           N/A
  Accumulation units outstanding
  at the end of period                     1,253           1,701           2,255           4,099           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(791)

  Accumulation unit value:
    Beginning of period                    $14.72          $15.35          $12.30           N/A            N/A
    End of period                          $17.22          $14.72          $15.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,101           4,069            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.32           N/A             N/A             N/A            N/A
    End of period                          $17.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,881            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(817)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.81          $10.46           N/A            N/A
    End of period                          $13.92          $12.90          $11.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,971            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(648)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.00          $10.83          $9.06           N/A
    End of period                          $14.15          $13.67          $12.00         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     1,659           1,713           1,765           1,833           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(648)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(678)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.89          $12.01         $11.74           N/A
    End of period                          $12.33          $12.80          $11.89         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,624           7,107           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.88           N/A
    End of period                           N/A             N/A             N/A           $10.13           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(648)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.74           N/A
    End of period                           N/A             N/A             N/A           $10.03           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division(648)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(672)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.51           N/A
    End of period                           N/A             N/A             N/A            $9.67           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(672)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.32          $11.66         $10.75           N/A
    End of period                          $14.74          $13.86          $12.32         $11.66           N/A
  Accumulation units outstanding
  at the end of period                     4,799           4,954           5,105           8,680           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(610)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.42          $11.87         $11.05           N/A
    End of period                          $14.62          $13.81          $12.42         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     7,609           7,685           7,759           7,854           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(806)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.71          $10.29           N/A            N/A
    End of period                          $12.08          $11.51          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,082           2,084            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(806)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(791)

  Accumulation unit value:
    Beginning of period                    $13.13          $12.01          $11.35           N/A            N/A
    End of period                          $13.89          $13.13          $12.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(826)

  Accumulation unit value:
    Beginning of period                    $23.19          $20.95          $19.98           N/A            N/A
    End of period                          $24.27          $23.19          $20.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(668)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.85          $10.85         $10.89           N/A
    End of period                          $11.27          $11.05          $10.85         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -             28,152            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(668)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(624)

  Accumulation unit value:
    Beginning of period                    $26.17          $23.63          $22.87         $20.56           N/A
    End of period                          $28.06          $26.17          $23.63         $22.87           N/A
  Accumulation units outstanding
  at the end of period                      265             265             265             265            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(624)

  Accumulation unit value:
    Beginning of period                    $34.32          $32.99          $29.69         $25.77           N/A
    End of period                          $39.17          $34.32          $32.99         $29.69           N/A
  Accumulation units outstanding
  at the end of period                      603             616             629             645            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(844)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.31          $9.61            N/A            N/A
    End of period                          $11.69          $11.12          $10.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.16           N/A             N/A            N/A
    End of period                          $10.96          $11.58           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(844)

  Accumulation unit value:
    Beginning of period                    $15.51          $14.74          $14.74           N/A            N/A
    End of period                          $15.24          $15.51          $14.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(844)

  Accumulation unit value:
    Beginning of period                    $15.81          $12.54          $13.04           N/A            N/A
    End of period                          $16.56          $15.81          $12.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(844)

  Accumulation unit value:
    Beginning of period                    $22.06          $16.18          $14.78           N/A            N/A
    End of period                          $23.42          $22.06          $16.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(899)

  Accumulation unit value:
    Beginning of period                    $17.69          $14.46          $13.39           N/A            N/A
    End of period                          $19.01          $17.69          $14.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(899)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $13.93           N/A             N/A             N/A            N/A
    End of period                          $13.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,406            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(1128)

  Accumulation unit value:
    Beginning of period                    $19.50          $17.27           N/A             N/A            N/A
    End of period                          $16.66          $19.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(1128)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(844)

  Accumulation unit value:
    Beginning of period                    $14.72          $15.35          $12.34           N/A            N/A
    End of period                          $17.22          $14.72          $15.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(945)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.90          $12.01         $11.71           N/A
    End of period                          $12.33          $12.80          $11.90         $12.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(844)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.39          $10.28           N/A            N/A
    End of period                          $11.29          $10.91          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(701)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.71          $10.47         $10.16           N/A
    End of period                          $12.08          $11.51          $10.71         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     1,960           1,962           1,965           1,968           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(389)

  Accumulation unit value:
    Beginning of period                    $13.13          $12.01          $11.59         $10.86          $10.01
    End of period                          $13.89          $13.13          $12.01         $11.59          $10.86
  Accumulation units outstanding
  at the end of period                     6,597           28,765          32,093            -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(389)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(644)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.85          $10.85         $10.90           N/A
    End of period                          $11.26          $11.04          $10.85         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(844)

  Accumulation unit value:
    Beginning of period                    $26.15          $23.62          $22.35           N/A            N/A
    End of period                          $28.04          $26.15          $23.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.66%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(856)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.30          $9.74            N/A            N/A
    End of period                          $11.68          $11.12          $10.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                      434             464             488             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(932)

  Accumulation unit value:
    Beginning of period                    $18.70          $16.76          $15.85           N/A            N/A
    End of period                          $17.73          $18.70          $16.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,757           1,757           1,757            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(932)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(846)

  Accumulation unit value:
    Beginning of period                    $17.68          $14.46          $12.68           N/A            N/A
    End of period                          $19.00          $17.68          $14.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                      966             966             966             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(846)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.72          $10.92           N/A            N/A
    End of period                          $13.39          $13.56          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,421           2,451           2,532            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(846)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.51          $12.58           N/A            N/A
    End of period                          $15.10          $14.43          $13.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                      974             974             974             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(846)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.29          $9.98            N/A            N/A
    End of period                          $11.78          $11.53          $10.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,227           1,227           1,227            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(846)

  Accumulation unit value:
    Beginning of period                    $14.75          $12.89          $12.10           N/A            N/A
    End of period                          $14.06          $14.75          $12.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,794           2,794           2,794            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(932)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.99          $11.17           N/A            N/A
    End of period                          $14.14          $13.66          $11.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,493           2,493           2,493            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(932)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(846)

  Accumulation unit value:
    Beginning of period                    $13.84          $12.30          $11.47           N/A            N/A
    End of period                          $14.72          $13.84          $12.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,669           2,669           2,669            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(856)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.39          $10.30           N/A            N/A
    End of period                          $11.29          $10.91          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,291           2,373           2,419            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(846)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.41          $11.70           N/A            N/A
    End of period                          $14.60          $13.79          $12.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,617           2,617           2,617            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(855)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.71          $10.48           N/A            N/A
    End of period                          $12.07          $11.51          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,316          7,917            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(867)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.00          $11.64           N/A            N/A
    End of period                          $13.87          $13.11          $12.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              411             411             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(856)

  Accumulation unit value:
    Beginning of period                    $23.15          $20.91          $20.34           N/A            N/A
    End of period                          $24.22          $23.15          $20.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,802           1,830           1,860            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(858)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.84          $10.81           N/A            N/A
    End of period                          $11.25          $11.03          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(932)

  Accumulation unit value:
    Beginning of period                    $15.06          $12.88          $12.14           N/A            N/A
    End of period                          $14.78          $15.06          $12.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,293           2,293           2,293            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(932)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.67%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(977)

  Accumulation unit value:
    Beginning of period                    $15.34          $12.86          $12.90           N/A            N/A
    End of period                          $16.40          $15.34          $12.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      176             213             359             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.22          $10.74          $9.88           N/A
    End of period                          $13.28          $11.78          $11.22         $10.74           N/A
  Accumulation units outstanding
  at the end of period                     2,846           3,236           3,659             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.49          $11.46           N/A            N/A
    End of period                          $12.63          $15.26          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      336             325             607             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                    $13.48          $12.10          $11.46         $10.14           N/A
    End of period                          $14.62          $13.48          $12.10         $11.46           N/A
  Accumulation units outstanding
  at the end of period                     1,780           1,881           1,790             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $17.34          $16.97          $14.73           N/A            N/A
    End of period                          $18.76          $17.34          $16.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               58              64             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(815)

  Accumulation unit value:
    Beginning of period                    $17.03          $15.57          $14.67           N/A            N/A
    End of period                          $16.68          $17.03          $15.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                      362             453             612             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(596)

  Accumulation unit value:
    Beginning of period                    $20.56          $17.58          $17.62         $15.69           N/A
    End of period                          $22.44          $20.56          $17.58         $17.62           N/A
  Accumulation units outstanding
  at the end of period                       -             2,216           2,216           2,216           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1169)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.39           N/A             N/A            N/A
    End of period                          $10.69          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.84          $10.88           N/A            N/A
    End of period                          $11.35          $12.42          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      244             263             426             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(815)

  Accumulation unit value:
    Beginning of period                    $16.79          $16.47          $16.36           N/A            N/A
    End of period                          $17.49          $16.79          $16.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                      961            1,171           1,604            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(915)

  Accumulation unit value:
    Beginning of period                    $14.24          $11.08          $10.34           N/A            N/A
    End of period                          $15.52          $14.24          $11.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                      746             230             416             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $20.96          $19.21          $17.07           N/A            N/A
    End of period                          $22.03          $20.96          $19.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      224             282             418             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(815)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.74          $13.80           N/A            N/A
    End of period                          $14.31          $13.82          $13.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                      588             709             959             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.88           N/A             N/A             N/A            N/A
    End of period                          $13.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      405             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(698)

  Accumulation unit value:
    Beginning of period                    $18.68          $16.75          $15.81         $14.72           N/A
    End of period                          $17.71          $18.68          $16.75         $15.81           N/A
  Accumulation units outstanding
  at the end of period                     3,831           4,023           4,670           5,116           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(698)

  Accumulation unit value:
    Beginning of period                    $15.55          $13.67          $13.42         $12.50           N/A
    End of period                          $14.11          $15.55          $13.67         $13.42           N/A
  Accumulation units outstanding
  at the end of period                     1,839           2,062           2,259           2,711           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.14           N/A             N/A            N/A
    End of period                          $10.94          $11.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,239           7,432            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                    $15.50          $14.73          $15.61         $13.61           N/A
    End of period                          $15.22          $15.50          $14.73         $15.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,825           6,106           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(977)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.61          $10.56           N/A            N/A
    End of period                          $11.10          $10.71          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,934           2,263           3,291            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1169)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.19           N/A             N/A            N/A
    End of period                          $9.58           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1169)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                    $15.80          $12.53          $13.65         $12.61           N/A
    End of period                          $16.54          $15.80          $12.53         $13.65           N/A
  Accumulation units outstanding
  at the end of period                       -             1,434           3,457           1,095           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1169)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.04           N/A             N/A            N/A
    End of period                          $10.89          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1169)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(915)

  Accumulation unit value:
    Beginning of period                    $13.54          $11.71          $11.09           N/A            N/A
    End of period                          $10.89          $13.54          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(596)

  Accumulation unit value:
    Beginning of period                    $22.04          $16.17          $15.08         $12.63           N/A
    End of period                          $23.40          $22.04          $16.17         $15.08           N/A
  Accumulation units outstanding
  at the end of period                       -             8,069           8,811           9,273           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(915)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.56          $10.61           N/A            N/A
    End of period                          $11.44          $10.92          $10.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(815)

  Accumulation unit value:
    Beginning of period                    $17.67          $14.45          $12.81           N/A            N/A
    End of period                          $19.00          $17.67          $14.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       38              62              73             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(825)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.72          $10.70           N/A            N/A
    End of period                          $13.39          $13.56          $11.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,369          1,341           3,659            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(898)

  Accumulation unit value:
    Beginning of period                    $25.48          $21.66          $21.13           N/A            N/A
    End of period                          $33.56          $25.48          $21.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              472             472             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                    $17.34          $17.03          $12.75         $10.56           N/A
    End of period                          $17.79          $17.34          $17.03         $12.75           N/A
  Accumulation units outstanding
  at the end of period                       -             1,255           2,840           1,292           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.16           N/A             N/A             N/A            N/A
    End of period                          $16.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,316            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(641)

  Accumulation unit value:
    Beginning of period                    $19.49          $17.93          $16.94         $13.18           N/A
    End of period                          $16.64          $19.49          $17.93         $16.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,622           3,678           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(641)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(915)

  Accumulation unit value:
    Beginning of period                    $5.68           $5.34           $5.24            N/A            N/A
    End of period                          $6.34           $5.68           $5.34            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(825)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.34          $11.96           N/A            N/A
    End of period                          $17.21          $14.71          $15.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             6,595           4,011            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(815)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.98          $10.23           N/A            N/A
    End of period                          $14.13          $13.65          $11.98           N/A            N/A
  Accumulation units outstanding
  at the end of period                      134             171             254             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(815)

  Accumulation unit value:
    Beginning of period                    $12.85          $12.76          $12.83           N/A            N/A
    End of period                          $13.54          $12.85          $12.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,868           2,285           3,099            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(977)

  Accumulation unit value:
    Beginning of period                    $20.95          $18.92          $19.14           N/A            N/A
    End of period                          $18.92          $20.95          $18.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                      222             233             363             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(815)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.87          $11.64           N/A            N/A
    End of period                          $12.30          $12.77          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      671             777            1,111            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(628)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.26           N/A
    End of period                           N/A             N/A             N/A            $9.66           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.29          $11.64         $10.73           N/A
    End of period                          $14.70          $13.83          $12.29         $11.64           N/A
  Accumulation units outstanding
  at the end of period                     2,710           2,797           2,844           2,500           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(677)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.40          $11.85         $11.08           N/A
    End of period                          $14.58          $13.78          $12.40         $11.85           N/A
  Accumulation units outstanding
  at the end of period                      743             784             827             486            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.99          $11.57         $11.11           N/A
    End of period                          $13.85          $13.10          $11.99         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     5,044           5,279           6,132           6,779           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(815)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.83          $10.80           N/A            N/A
    End of period                          $11.23          $11.02          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,264          6,869           10,170           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(815)

  Accumulation unit value:
    Beginning of period                    $19.81          $16.83          $15.79           N/A            N/A
    End of period                          $20.80          $19.81          $16.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      396             503             782             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(677)

  Accumulation unit value:
    Beginning of period                    $26.09          $23.57          $22.82         $21.22           N/A
    End of period                          $27.97          $26.09          $23.57         $22.82           N/A
  Accumulation units outstanding
  at the end of period                      838             956            1,233            254            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                    $34.22          $32.91          $29.62         $26.69           N/A
    End of period                          $39.05          $34.22          $32.91         $29.62           N/A
  Accumulation units outstanding
  at the end of period                      425            1,787           1,878           1,500           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(815)

  Accumulation unit value:
    Beginning of period                    $15.05          $12.88          $12.05           N/A            N/A
    End of period                          $14.77          $15.05          $12.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      885            1,061           1,642            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $11.77          $11.21          $10.73          $9.99           N/A
    End of period                          $13.26          $11.77          $11.21         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     1,241           1,242           1,243           1,245           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(840)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.49          $10.33           N/A            N/A
    End of period                          $12.62          $15.26          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(840)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.08          $11.45         $10.48           N/A
    End of period                          $14.60          $13.47          $12.08         $11.45           N/A
  Accumulation units outstanding
  at the end of period                     1,182           1,183           1,185           1,186           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(875)

  Accumulation unit value:
    Beginning of period                    $23.92          $23.49          $22.82           N/A            N/A
    End of period                          $25.54          $23.92          $23.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      434             435             458             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(756)

  Accumulation unit value:
    Beginning of period                    $18.64          $16.72          $15.16           N/A            N/A
    End of period                          $17.67          $18.64          $16.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,659           6,133           6,268            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.54          $11.12           N/A             N/A            N/A
    End of period                          $10.92          $11.54           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,068           3,884            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(756)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.72          $14.91           N/A            N/A
    End of period                          $15.20          $15.48          $14.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,943            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(740)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.60          $10.67           N/A            N/A
    End of period                          $11.08          $10.70          $10.60           N/A            N/A
  Accumulation units outstanding
  at the end of period                      222             222            1,401            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(799)

  Accumulation unit value:
    Beginning of period                    $15.79          $12.53          $12.80           N/A            N/A
    End of period                          $16.53          $15.79          $12.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               77              77             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(756)

  Accumulation unit value:
    Beginning of period                    $22.01          $16.16          $14.24           N/A            N/A
    End of period                          $23.37          $22.01          $16.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             5,753           6,517            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.54          $9.83            N/A            N/A
    End of period                          $11.42          $10.90          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(740)

  Accumulation unit value:
    Beginning of period                    $17.65          $14.44          $12.80           N/A            N/A
    End of period                          $18.96          $17.65          $14.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                      185             185            1,158            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.72          $10.88         $10.23           N/A
    End of period                          $13.38          $13.55          $11.72         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     17,277          8,045           8,053           7,100           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                    $25.43          $21.63          $19.23           N/A            N/A
    End of period                          $33.49          $25.43          $21.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,775             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(799)

  Accumulation unit value:
    Beginning of period                    $17.32          $17.01          $14.15           N/A            N/A
    End of period                          $17.76          $17.32          $17.01           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,049           1,062            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(740)

  Accumulation unit value:
    Beginning of period                    $14.41          $13.49          $11.85           N/A            N/A
    End of period                          $15.07          $14.41          $13.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      200             200            1,222            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(740)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.28          $9.89            N/A            N/A
    End of period                          $11.76          $11.51          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      239             240            1,514            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.13           N/A             N/A             N/A            N/A
    End of period                          $16.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,703            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(756)

  Accumulation unit value:
    Beginning of period                    $19.47          $17.92          $15.98           N/A            N/A
    End of period                          $16.62          $19.47          $17.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             5,662            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(740)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.87          $12.02           N/A            N/A
    End of period                          $14.03          $14.72          $12.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                      197             197            1,245            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(840)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.34          $12.24           N/A            N/A
    End of period                          $17.19          $14.71          $15.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,160             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(840)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.29           N/A             N/A             N/A            N/A
    End of period                          $17.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,263            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.80          $11.01           N/A            N/A
    End of period                          $13.89          $12.89          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(799)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.73          $12.70           N/A            N/A
    End of period                          $13.51          $12.82          $12.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                      155             156             156             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(840)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.85          $11.65           N/A            N/A
    End of period                          $12.27          $12.75          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(840)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(905)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.27          $11.85           N/A            N/A
    End of period                          $14.67          $13.80          $12.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,360           1,384           1,359            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(799)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.38          $10.11           N/A            N/A
    End of period                          $11.28          $10.90          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                      621             607             600             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(794)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.37          $11.40           N/A            N/A
    End of period                          $14.55          $13.75          $12.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,862           3,078           3,257            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(767)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.70          $10.43           N/A            N/A
    End of period                          $12.06          $11.50          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,251           6,366           5,297            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(767)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(756)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.97          $11.24           N/A            N/A
    End of period                          $13.82          $13.07          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,612           13,304          12,973           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(756)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.80          $10.79           N/A            N/A
    End of period                          $11.20          $10.99          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             45,271           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(979)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(799)

  Accumulation unit value:
    Beginning of period                    $26.02          $23.50          $21.35           N/A            N/A
    End of period                          $27.88          $26.02          $23.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       46              46              46             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(875)

  Accumulation unit value:
    Beginning of period                    $15.02          $12.86          $12.56           N/A            N/A
    End of period                          $14.74          $15.02          $12.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      790             790             833             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(891)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.49          $10.95           N/A            N/A
    End of period                          $12.62          $15.26          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              272             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(891)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.28          $9.96            N/A            N/A
    End of period                          $11.65          $11.09          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              597             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(891)

  Accumulation unit value:
    Beginning of period                    $23.90          $23.47          $22.75           N/A            N/A
    End of period                          $25.52          $23.90          $23.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              131             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(891)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(759)

  Accumulation unit value:
    Beginning of period                    $16.73          $16.42          $16.49           N/A            N/A
    End of period                          $17.42          $16.73          $16.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,227           1,086            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $20.89          $19.15          $18.18           N/A            N/A
    End of period                          $21.95          $20.89          $19.15           N/A            N/A
  Accumulation units outstanding
  at the end of period                      422             422             422             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(768)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.71          $15.79           N/A            N/A
    End of period                          $17.66          $18.63          $16.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                      495             495             675             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(768)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.64          $13.24           N/A            N/A
    End of period                          $14.06          $15.51          $13.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                      888             888            1,106            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(759)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $11.04           N/A            N/A
    End of period                          $10.86          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              558             541             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(759)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.54          $9.84            N/A            N/A
    End of period                          $11.41          $10.90          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              993             971             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.71          $10.78           N/A            N/A
    End of period                          $13.38          $13.55          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,230           2,215            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(759)

  Accumulation unit value:
    Beginning of period                    $25.42          $21.62          $17.30           N/A            N/A
    End of period                          $33.47          $25.42          $21.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              291             345             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(768)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.28          $10.09           N/A            N/A
    End of period                          $11.75          $11.51          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,152           1,152           1,152            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(759)

  Accumulation unit value:
    Beginning of period                    $14.71          $15.34          $11.78           N/A            N/A
    End of period                          $17.19          $14.71          $15.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,664           2,026            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.97          $10.58           N/A            N/A
    End of period                          $14.10          $13.62          $11.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,096           1,096           1,096            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(759)

  Accumulation unit value:
    Beginning of period                    $12.82          $12.73          $12.79           N/A            N/A
    End of period                          $13.50          $12.82          $12.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,109           1,867            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(759)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.84          $11.93           N/A            N/A
    End of period                          $12.26          $12.74          $11.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      630            1,193           1,130            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.96          $11.39           N/A            N/A
    End of period                          $13.81          $13.06          $11.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,167           9,953           9,956            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(748)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(768)

  Accumulation unit value:
    Beginning of period                    $23.04          $20.82          $20.40           N/A            N/A
    End of period                          $24.10          $23.04          $20.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      377             377             593             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(759)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.79          $10.78           N/A            N/A
    End of period                          $11.19          $10.98          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              250             221             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(613)

  Accumulation unit value:
    Beginning of period                    $26.00          $23.50          $22.75         $21.00           N/A
    End of period                          $27.87          $26.00          $23.50         $22.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -              194              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(613)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(613)

  Accumulation unit value:
    Beginning of period                    $34.10          $32.80          $29.53         $26.57           N/A
    End of period                          $38.90          $34.10          $32.80         $29.53           N/A
  Accumulation units outstanding
  at the end of period                      400             400             496              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(613)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.71%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(906)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.71          $11.59           N/A            N/A
    End of period                          $13.37          $13.55          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,964          12,966          14,223           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(906)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.72%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(592)

  Accumulation unit value:
    Beginning of period                    $15.26          $12.79          $11.87         $10.31           N/A
    End of period                          $16.30          $15.26          $12.79         $11.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.19          $10.73         $10.01           N/A
    End of period                          $13.23          $11.75          $11.19         $10.73           N/A
  Accumulation units outstanding
  at the end of period                     2,167            786             833             870            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(521)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.26           N/A
    End of period                           N/A             N/A             N/A            $8.93           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(592)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.07          $11.44         $10.76           N/A
    End of period                          $14.58          $13.45          $12.07         $11.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(913)

  Accumulation unit value:
    Beginning of period                    $17.25          $16.89          $16.43           N/A            N/A
    End of period                          $18.66          $17.25          $16.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(521)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.27          $9.59           $9.10           N/A
    End of period                          $11.63          $11.07          $10.27          $9.59           N/A
  Accumulation units outstanding
  at the end of period                     2,587           3,638           3,856           3,970           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $25.61           N/A             N/A             N/A            N/A
    End of period                          $26.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      827             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(733)

  Accumulation unit value:
    Beginning of period                    $23.85          $23.42          $22.99         $22.83           N/A
    End of period                          $25.46          $23.85          $23.42         $22.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -              677             677            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(733)

  Accumulation unit value:
    Beginning of period                    $20.46          $17.50          $17.54         $17.31           N/A
    End of period                          $22.31          $20.46          $17.50         $17.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -              893             893            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.19          $11.10           N/A            N/A
    End of period                          $12.60          $12.60          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $14.17          $11.03          $9.56           $9.50           N/A
    End of period                          $15.44          $14.17          $11.03          $9.56           N/A
  Accumulation units outstanding
  at the end of period                       -              844            2,168           2,168           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $13.43           N/A             N/A             N/A            N/A
    End of period                          $13.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      788             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(592)

  Accumulation unit value:
    Beginning of period                    $18.60          $16.68          $15.75         $13.75           N/A
    End of period                          $17.63          $18.60          $16.68         $15.75           N/A
  Accumulation units outstanding
  at the end of period                     2,093           2,532           2,259           1,671           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.52          $11.10           N/A             N/A            N/A
    End of period                          $10.89          $11.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,606           5,589            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                    $15.47          $14.71          $15.59         $13.14           N/A
    End of period                          $15.18          $15.47          $14.71         $15.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -             6,210           5,485           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(580)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.59          $10.69         $10.39           N/A
    End of period                          $11.07          $10.69          $10.59         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     12,819          13,308          12,657          1,135           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                    $15.77          $12.51          $13.63         $13.63           N/A
    End of period                          $16.51          $15.77          $12.51         $13.63           N/A
  Accumulation units outstanding
  at the end of period                       -             1,220           1,294           1,331           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(728)

  Accumulation unit value:
    Beginning of period                    $21.99          $16.14          $15.06         $14.85           N/A
    End of period                          $23.34          $21.99          $16.14         $15.06           N/A
  Accumulation units outstanding
  at the end of period                       -             2,352           2,318           1,735           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(850)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.52          $10.41           N/A            N/A
    End of period                          $11.39          $10.88          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(580)

  Accumulation unit value:
    Beginning of period                    $17.63          $14.42          $13.08         $10.68           N/A
    End of period                          $18.93          $17.63          $14.42         $13.08           N/A
  Accumulation units outstanding
  at the end of period                     8,058           8,467           9,476           1,008           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(876)

  Accumulation unit value:
    Beginning of period                    $13.54          $11.71          $11.27           N/A            N/A
    End of period                          $13.37          $13.54          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,569            528              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(850)

  Accumulation unit value:
    Beginning of period                    $25.39          $21.59          $19.52           N/A            N/A
    End of period                          $33.42          $25.39          $21.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                      326              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                    $17.30          $17.00          $12.73         $11.12           N/A
    End of period                          $17.74          $17.30          $17.00         $12.73           N/A
  Accumulation units outstanding
  at the end of period                       -             2,767           1,555           1,623           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(580)

  Accumulation unit value:
    Beginning of period                    $14.39          $13.48          $12.37         $10.62           N/A
    End of period                          $15.05          $14.39          $13.48         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     9,505           9,846           9,806           1,066           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(580)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.27          $10.11          $9.14           N/A
    End of period                          $11.74          $11.50          $10.27         $10.11           N/A
  Accumulation units outstanding
  at the end of period                     12,154          12,635          12,806          1,273           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.09           N/A             N/A             N/A            N/A
    End of period                          $16.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,168            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(728)

  Accumulation unit value:
    Beginning of period                    $19.45          $17.90          $16.92         $16.62           N/A
    End of period                          $16.60          $19.45          $17.90         $16.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,090           1,553           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(728)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(580)

  Accumulation unit value:
    Beginning of period                    $14.70          $12.86          $12.68         $10.59           N/A
    End of period                          $14.01          $14.70          $12.86         $12.68           N/A
  Accumulation units outstanding
  at the end of period                     10,262          9,738           10,522          1,510           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(580)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                    $6.33            N/A             N/A             N/A            N/A
    End of period                          $6.31            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,511            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(710)

  Accumulation unit value:
    Beginning of period                    $14.70          $15.33          $11.34         $10.67           N/A
    End of period                          $17.18          $14.70          $15.33         $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -             1,536            532             658            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(850)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.80          $11.08           N/A            N/A
    End of period                          $13.88          $12.88          $11.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1067)

  Accumulation unit value:
    Beginning of period                    $13.61          $13.15           N/A             N/A            N/A
    End of period                          $14.08          $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,702            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(913)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.30           $8.00            N/A            N/A
    End of period                          $9.12           $8.48           $8.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(571)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.71          $12.76         $12.43           N/A
    End of period                          $13.48          $12.80          $12.71         $12.76           N/A
  Accumulation units outstanding
  at the end of period                       35              38             605             236            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(571)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(592)

  Accumulation unit value:
    Beginning of period                    $19.61          $17.82          $17.46         $16.23           N/A
    End of period                          $18.01          $19.61          $17.82         $17.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(683)

  Accumulation unit value:
    Beginning of period                    $13.72          $12.35          $11.81         $10.80           N/A
    End of period                          $14.51          $13.72          $12.35         $11.81           N/A
  Accumulation units outstanding
  at the end of period                     8,406           9,273           9,267           6,987           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(850)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.70          $10.41           N/A            N/A
    End of period                          $12.05          $11.50          $10.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(646)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.94          $11.53         $10.56           N/A
    End of period                          $13.79          $13.04          $11.94         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -             1,102           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                    $22.99          $20.78          $20.28         $19.16           N/A
    End of period                          $24.04          $22.99          $20.78         $20.28           N/A
  Accumulation units outstanding
  at the end of period                      906            1,275           1,350           1,410           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                    $19.77          $16.80          $15.96         $14.65           N/A
    End of period                          $20.75          $19.77          $16.80         $15.96           N/A
  Accumulation units outstanding
  at the end of period                     1,159           1,661           2,409           2,486           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(521)

  Accumulation unit value:
    Beginning of period                    $25.94          $23.45          $22.71         $21.63           N/A
    End of period                          $27.80          $25.94          $23.45         $22.71           N/A
  Accumulation units outstanding
  at the end of period                      809            1,143           1,211           1,253           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(521)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(733)

  Accumulation unit value:
    Beginning of period                    $34.02          $32.73          $29.48         $29.11           N/A
    End of period                          $38.80          $34.02          $32.73         $29.48           N/A
  Accumulation units outstanding
  at the end of period                      411             495             354             354            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(710)

  Accumulation unit value:
    Beginning of period                    $15.00          $12.84          $12.43         $11.93           N/A
    End of period                          $14.72          $15.00          $12.84         $12.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -              571             706            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.745%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(724)

  Accumulation unit value:
    Beginning of period                    $13.76          $12.24          $11.59         $11.38           N/A
    End of period                          $14.61          $13.76          $12.24         $11.59           N/A
  Accumulation units outstanding
  at the end of period                      211             138              74              6             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(711)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.33          $11.79         $11.41           N/A
    End of period                          $14.48          $13.69          $12.33         $11.79           N/A
  Accumulation units outstanding
  at the end of period                      584             587             618             650            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(711)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.76%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.07           N/A             N/A            N/A
    End of period                          $10.86          $11.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              392             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                    $15.45          $14.69          $15.57         $14.95           N/A
    End of period                          $15.15          $15.45          $14.69         $15.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -              293             306            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                    $15.74          $12.49          $13.62         $13.04           N/A
    End of period                          $16.47          $15.74          $12.49         $13.62           N/A
  Accumulation units outstanding
  at the end of period                       -              323             336             351            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(710)

  Accumulation unit value:
    Beginning of period                    $13.44          $11.64          $11.28         $10.82           N/A
    End of period                          $10.81          $13.44          $11.64         $11.28           N/A
  Accumulation units outstanding
  at the end of period                       -              311             324             338            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(710)

  Accumulation unit value:
    Beginning of period                    $21.95          $16.12          $15.05         $14.57           N/A
    End of period                          $23.29          $21.95          $16.12         $15.05           N/A
  Accumulation units outstanding
  at the end of period                       -              289             301             314            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(710)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.50          $10.03          $9.43           N/A
    End of period                          $11.35          $10.85          $10.50         $10.03           N/A
  Accumulation units outstanding
  at the end of period                       -              357             372             388            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $17.59          $14.40          $13.06         $12.37           N/A
    End of period                          $18.89          $17.59          $14.40         $13.06           N/A
  Accumulation units outstanding
  at the end of period                       -             1,224           1,275           1,332           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(958)

  Accumulation unit value:
    Beginning of period                    $13.53          $11.71          $11.63           N/A            N/A
    End of period                          $13.35          $13.53          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,595           1,563           1,595            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(958)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(710)

  Accumulation unit value:
    Beginning of period                    $25.31          $21.54          $16.18         $16.34           N/A
    End of period                          $33.30          $25.31          $21.54         $16.18           N/A
  Accumulation units outstanding
  at the end of period                       -              206             214             224            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                    $17.27          $16.98          $12.72         $12.30           N/A
    End of period                          $17.71          $17.27          $16.98         $12.72           N/A
  Accumulation units outstanding
  at the end of period                       -              274             285             298            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.46          $12.36         $11.80           N/A
    End of period                          $15.01          $14.36          $13.46         $12.36           N/A
  Accumulation units outstanding
  at the end of period                      606            1,170           1,233            543            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.25          $10.10          $9.83           N/A
    End of period                          $11.71          $11.48          $10.25         $10.10           N/A
  Accumulation units outstanding
  at the end of period                      772            2,556           2,701           1,863           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(710)

  Accumulation unit value:
    Beginning of period                    $19.42          $17.88          $16.90         $15.81           N/A
    End of period                          $16.56          $19.42          $17.88         $16.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -              166             174            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.84          $12.66         $12.11           N/A
    End of period                          $13.97          $14.67          $12.84         $12.66           N/A
  Accumulation units outstanding
  at the end of period                      641            1,012           1,091            378            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.79          $11.04         $10.52           N/A
    End of period                          $13.86          $12.87          $11.79         $11.04           N/A
  Accumulation units outstanding
  at the end of period                       -             1,280           1,333           1,392           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(818)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.93          $10.00           N/A            N/A
    End of period                          $14.04          $13.58          $11.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,304           1,450           1,631            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(746)

  Accumulation unit value:
    Beginning of period                    $13.72          $12.21          $11.20           N/A            N/A
    End of period                          $14.57          $13.72          $12.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(746)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(818)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.38          $10.06           N/A            N/A
    End of period                          $11.25          $10.89          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,115           4,275           4,504            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(948)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.31          $11.97           N/A            N/A
    End of period                          $14.46          $13.67          $12.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,230          21,183          20,368           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.78           N/A             N/A             N/A            N/A
    End of period                          $13.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,156            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(958)

  Accumulation unit value:
    Beginning of period                    $22.88          $20.69          $20.64           N/A            N/A
    End of period                          $23.92          $22.88          $20.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                      906             924             906             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(958)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(349)

  Accumulation unit value:
    Beginning of period                    $15.12          $12.68          $11.78         $10.41          $9.11
    End of period                          $16.13          $15.12          $12.68         $11.78          $10.41
  Accumulation units outstanding
  at the end of period                     3,528           3,662           4,133             -              -

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(349)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                    $15.23          $11.48          $10.93           N/A            N/A
    End of period                          $12.59          $15.23          $11.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,932           1,910           2,266            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(897)

  Accumulation unit value:
    Beginning of period                    $23.63          $23.22          $22.26           N/A            N/A
    End of period                          $25.20          $23.63          $23.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,287           3,532           3,336            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(437)

  Accumulation unit value:
    Beginning of period                    $15.37          $13.53          $13.30         $11.85          $11.03
    End of period                          $13.93          $15.37          $13.53         $13.30          $11.85
  Accumulation units outstanding
  at the end of period                     1,790           1,888           1,842             -              -

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(437)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.04           N/A             N/A            N/A
    End of period                          $10.82          $11.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(1126)

  Accumulation unit value:
    Beginning of period                    $15.42          $14.98           N/A             N/A            N/A
    End of period                          $15.11          $15.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                    $15.71          $12.48          $13.16           N/A            N/A
    End of period                          $16.44          $15.71          $12.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(848)

  Accumulation unit value:
    Beginning of period                    $21.91          $16.10          $14.92           N/A            N/A
    End of period                          $23.25          $21.91          $16.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(848)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.41          $10.01           N/A            N/A
    End of period                          $11.89          $10.59          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(953)

  Accumulation unit value:
    Beginning of period                    $25.23          $21.48          $20.59           N/A            N/A
    End of period                          $33.19          $25.23          $21.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(953)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                    $17.24          $16.95          $14.25           N/A            N/A
    End of period                          $17.68          $17.24          $16.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(1126)

  Accumulation unit value:
    Beginning of period                    $19.39          $17.39           N/A             N/A            N/A
    End of period                          $16.53          $19.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(340)

  Accumulation unit value:
    Beginning of period                    $12.71          $12.63          $12.69         $12.50          $12.74
    End of period                          $13.37          $12.71          $12.63         $12.69          $12.50
  Accumulation units outstanding
  at the end of period                     12,677          12,271          11,643            -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(340)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.76          $11.89         $11.59           N/A
    End of period                          $12.15          $12.63          $11.76         $11.89           N/A
  Accumulation units outstanding
  at the end of period                     2,204           2,145           2,083             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(898)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.37          $10.29           N/A            N/A
    End of period                          $11.24          $10.88          $10.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,887           3,887           3,887            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(340)

  Accumulation unit value:
    Beginning of period                    $12.95          $11.87          $11.47         $10.77          $10.02
    End of period                          $13.68          $12.95          $11.87         $11.47          $10.77
  Accumulation units outstanding
  at the end of period                     5,214           5,214           5,214             -              -

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(340)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(595)

  Accumulation unit value:
    Beginning of period                    $33.70          $32.45          $29.25         $26.73           N/A
    End of period                          $38.41          $33.70          $32.45         $29.25           N/A
  Accumulation units outstanding
  at the end of period                     2,168           2,453           2,433             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(429)

  Accumulation unit value:
    Beginning of period                    $14.92          $12.78          $12.38         $11.05          $10.14
    End of period                          $14.63          $14.92          $12.78         $12.38          $11.05
  Accumulation units outstanding
  at the end of period                     5,320           5,715           5,920             -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(429)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.81%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(1047)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.57           N/A             N/A            N/A
    End of period                          $11.55          $11.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             32,510           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(1047)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(749)

  Accumulation unit value:
    Beginning of period                    $16.52          $16.23          $16.24           N/A            N/A
    End of period                          $17.18          $16.52          $16.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,847           1,855           1,614            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(819)

  Accumulation unit value:
    Beginning of period                    $14.06          $10.96          $9.20            N/A            N/A
    End of period                          $15.30          $14.06          $10.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,740            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1113)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.48           N/A             N/A            N/A
    End of period                          $10.81          $11.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1113)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(810)

  Accumulation unit value:
    Beginning of period                    $15.70          $12.48          $12.72           N/A            N/A
    End of period                          $16.44          $15.70          $12.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               57             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(749)

  Accumulation unit value:
    Beginning of period                    $13.39          $11.61          $10.93           N/A            N/A
    End of period                          $10.76          $13.39          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                      754             856             799             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(810)

  Accumulation unit value:
    Beginning of period                    $21.90          $16.10          $14.33           N/A            N/A
    End of period                          $23.24          $21.90          $16.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               44             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(749)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.46          $9.83            N/A            N/A
    End of period                          $11.30          $10.81          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,455           1,501           4,553            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(892)

  Accumulation unit value:
    Beginning of period                    $17.55          $14.37          $13.52           N/A            N/A
    End of period                          $18.83          $17.55          $14.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                      289             289             289             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                    $13.52          $11.70          $10.60           N/A            N/A
    End of period                          $13.33          $13.52          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,880          17,196          24,756           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(749)

  Accumulation unit value:
    Beginning of period                    $25.21          $21.47          $16.24           N/A            N/A
    End of period                          $33.16          $25.21          $21.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                      420             422             538             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(810)

  Accumulation unit value:
    Beginning of period                    $17.23          $16.95          $12.95           N/A            N/A
    End of period                          $17.67          $17.23          $16.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               42             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(892)

  Accumulation unit value:
    Beginning of period                    $14.33          $13.43          $13.09           N/A            N/A
    End of period                          $14.97          $14.33          $13.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                      447             447             448             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(892)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.23          $10.17           N/A            N/A
    End of period                          $11.68          $11.45          $10.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,151           1,152           1,153            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(892)

  Accumulation unit value:
    Beginning of period                    $14.64          $12.81          $12.76           N/A            N/A
    End of period                          $13.93          $14.64          $12.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                      306             306             306             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(749)

  Accumulation unit value:
    Beginning of period                    $14.67          $15.32          $11.20           N/A            N/A
    End of period                          $17.13          $14.67          $15.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,469           3,120            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.23           N/A             N/A             N/A            N/A
    End of period                          $17.13           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,930            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.79          $10.39           N/A            N/A
    End of period                          $13.84          $12.86          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                      515             516             636             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $13.54          $11.91          $10.07           N/A            N/A
    End of period                          $14.00          $13.54          $11.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,167            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(749)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.62          $12.69           N/A            N/A
    End of period                          $13.36          $12.70          $12.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,210           3,177           7,777            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(749)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.74          $11.79           N/A            N/A
    End of period                          $12.13          $12.62          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                      798             851            3,543            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(734)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.37          $10.28         $10.27           N/A
    End of period                          $11.24          $10.87          $10.37         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     4,836           4,836           4,836           5,332           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(892)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.26          $11.97           N/A            N/A
    End of period                          $14.39          $13.61          $12.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     25,304           326             326             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(892)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(734)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.69          $10.47         $10.45           N/A
    End of period                          $12.01          $11.47          $10.69         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     20,727          20,728          20,729          5,241           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(910)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.86          $11.74           N/A            N/A
    End of period                          $13.67          $12.94          $11.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      926             927             928             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(910)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(819)

  Accumulation unit value:
    Beginning of period                    $22.75          $20.58          $19.62           N/A            N/A
    End of period                          $23.77          $22.75          $20.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,624            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(749)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.67          $10.67           N/A            N/A
    End of period                          $11.04          $10.84          $10.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                      374             378            3,327            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(749)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.82%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.44          $11.03           N/A             N/A            N/A
    End of period                          $10.80          $11.44           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       55             380             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                    $15.41          $14.66          $15.55         $14.51           N/A
    End of period                          $15.10          $15.41          $14.66         $15.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -              454             568            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(612)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.55          $10.66         $10.48           N/A
    End of period                          $11.00          $10.63          $10.55         $10.66           N/A
  Accumulation units outstanding
  at the end of period                      288             618             880            1,050           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                    $15.70          $12.47          $13.60         $12.77           N/A
    End of period                          $16.43          $15.70          $12.47         $13.60           N/A
  Accumulation units outstanding
  at the end of period                       -              309             516             645            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(675)

  Accumulation unit value:
    Beginning of period                    $21.89          $16.09          $15.03         $13.64           N/A
    End of period                          $23.23          $21.89          $16.09         $15.03           N/A
  Accumulation units outstanding
  at the end of period                       -              289             483             604            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(612)

  Accumulation unit value:
    Beginning of period                    $17.54          $14.36          $13.04         $11.38           N/A
    End of period                          $18.82          $17.54          $14.36         $13.04           N/A
  Accumulation units outstanding
  at the end of period                      216             228             240             253            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1144)

  Accumulation unit value:
    Beginning of period                    $13.51          $12.57           N/A             N/A            N/A
    End of period                          $13.32          $13.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      213              28             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1144)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division
(NY)(812)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.41          $9.09            N/A            N/A
    End of period                          $11.88          $10.58          $10.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,691           1,691            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division
(NY)(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                    $11.88           N/A             N/A             N/A            N/A
    End of period                          $12.25           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,691            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(820)

  Accumulation unit value:
    Beginning of period                    $25.20          $21.45          $18.07           N/A            N/A
    End of period                          $33.13          $25.20          $21.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                    $17.22          $16.94          $12.70         $11.60           N/A
    End of period                          $17.66          $17.22          $16.94         $12.70           N/A
  Accumulation units outstanding
  at the end of period                       -              340             568             711            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(612)

  Accumulation unit value:
    Beginning of period                    $14.32          $13.43          $12.33         $11.10           N/A
    End of period                          $14.96          $14.32          $13.43         $12.33           N/A
  Accumulation units outstanding
  at the end of period                      221             234             246             259            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(612)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.23          $10.08          $9.36           N/A
    End of period                          $11.67          $11.44          $10.23         $10.08           N/A
  Accumulation units outstanding
  at the end of period                      263             277             291             308            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(820)

  Accumulation unit value:
    Beginning of period                    $19.38          $17.84          $15.11           N/A            N/A
    End of period                          $16.51          $19.38          $17.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                    $14.63          $12.81          $12.64         $11.23           N/A
    End of period                          $13.92          $14.63          $12.81         $12.64           N/A
  Accumulation units outstanding
  at the end of period                      219             231             243             256            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(812)

  Accumulation unit value:
    Beginning of period                    $14.67          $15.32          $11.46           N/A            N/A
    End of period                          $17.13          $14.67          $15.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,366           1,341            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.23           N/A             N/A             N/A            N/A
    End of period                          $17.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,358            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                    $12.85          $11.79          $10.36           N/A            N/A
    End of period                          $13.84          $12.85          $11.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,968           2,968           2,968            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(591)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.58           N/A
    End of period                           N/A             N/A             N/A            $9.56           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.65          $12.15          $11.52         $10.62           N/A
    End of period                          $14.49          $13.65          $12.15         $11.52           N/A
  Accumulation units outstanding
  at the end of period                      561             563             565             568            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(685)

  Accumulation unit value:
    Beginning of period                    $13.60          $12.26          $11.73         $10.78           N/A
    End of period                          $14.37          $13.60          $12.26         $11.73           N/A
  Accumulation units outstanding
  at the end of period                     16,412          16,412          16,412          8,021           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(591)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.85          $11.46         $10.71           N/A
    End of period                          $13.65          $12.93          $11.85         $11.46           N/A
  Accumulation units outstanding
  at the end of period                      703             707             770            6,424           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(797)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.83           N/A            N/A
    End of period                          $13.31          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,663            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(797)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(967)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.19          $10.14           N/A            N/A
    End of period                          $11.51          $10.97          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.35           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      852             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(967)

  Accumulation unit value:
    Beginning of period                    $12.38          $10.82          $11.05           N/A            N/A
    End of period                          $11.29          $12.38          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(967)

  Accumulation unit value:
    Beginning of period                    $16.42          $16.14          $15.99           N/A            N/A
    End of period                          $17.07          $16.42          $16.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(852)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.91          $9.40            N/A            N/A
    End of period                          $15.23          $14.00          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(904)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.54          $10.72           N/A            N/A
    End of period                          $10.97          $10.61          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(967)

  Accumulation unit value:
    Beginning of period                    $10.53          $9.55           $9.70            N/A            N/A
    End of period                          $9.43           $10.53          $9.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(967)

  Accumulation unit value:
    Beginning of period                    $13.34          $11.57          $11.66           N/A            N/A
    End of period                          $10.71          $13.34          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(967)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.43          $10.32           N/A            N/A
    End of period                          $11.26          $10.77          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(970)

  Accumulation unit value:
    Beginning of period                    $17.50          $14.34          $14.05           N/A            N/A
    End of period                          $18.77          $17.50          $14.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                      153             169              83             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(970)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(904)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $11.44           N/A            N/A
    End of period                          $13.31          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                      410             411             198             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(967)

  Accumulation unit value:
    Beginning of period                    $25.12          $21.40          $21.99           N/A            N/A
    End of period                          $33.02          $25.12          $21.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              108              53             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(967)

  Accumulation unit value:
    Beginning of period                    $17.19          $16.92          $16.95           N/A            N/A
    End of period                          $17.63          $17.19          $16.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(967)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.57          $12.44           N/A            N/A
    End of period                          $13.29          $12.64          $12.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(967)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.36          $10.34           N/A            N/A
    End of period                          $11.22          $10.86          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(970)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.22          $12.29           N/A            N/A
    End of period                          $14.32          $13.55          $12.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              396             190             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(970)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(857)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.68          $10.38           N/A            N/A
    End of period                          $12.00          $11.46          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,867           5,867             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(781)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.82          $11.46           N/A            N/A
    End of period                          $13.60          $12.88          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,274          20,532          21,909           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(967)

  Accumulation unit value:
    Beginning of period                    $19.66          $16.73          $16.88           N/A            N/A
    End of period                          $20.60          $19.66          $16.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                      144             144              69             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $25.52          $23.10          $23.42           N/A            N/A
    End of period                          $27.31          $25.52          $23.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(967)

  Accumulation unit value:
    Beginning of period                    $33.47          $32.25          $32.24           N/A            N/A
    End of period                          $38.12          $33.47          $32.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               75              36             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(967)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $15.66           N/A             N/A             N/A            N/A
    End of period                          $14.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      172             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.87%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(733)

  Accumulation unit value:
    Beginning of period                    $14.99          $12.59          $11.70         $11.62           N/A
    End of period                          $15.99          $14.99          $12.59         $11.70           N/A
  Accumulation units outstanding
  at the end of period                       -             1,016           1,133           1,108           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $13.99          $10.90          $9.46           $9.41           N/A
    End of period                          $15.21          $13.99          $10.90          $9.46           N/A
  Accumulation units outstanding
  at the end of period                       -             1,111           1,324           1,369           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(733)

  Accumulation unit value:
    Beginning of period                    $18.36          $16.49          $15.59         $15.37           N/A
    End of period                          $17.37          $18.36          $16.49         $15.59           N/A
  Accumulation units outstanding
  at the end of period                       -              819             842             838            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.46          $13.23         $13.08           N/A
    End of period                          $13.83          $15.28          $13.46         $13.23           N/A
  Accumulation units outstanding
  at the end of period                       -              962            1,021            985            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $13.33          $11.56          $11.21         $11.13           N/A
    End of period                          $10.71          $13.33          $11.56         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -             1,137           1,186           1,157           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.42          $9.96           $9.88           N/A
    End of period                          $11.25          $10.76          $10.42          $9.96           N/A
  Accumulation units outstanding
  at the end of period                       -             1,392           1,318           1,303           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $10.79           N/A            N/A
    End of period                          $13.30          $13.50          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,435           1,438           1,440            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $25.10          $21.38          $16.09         $15.90           N/A
    End of period                          $32.99          $25.10          $21.38         $16.09           N/A
  Accumulation units outstanding
  at the end of period                       -              594             660             810            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(733)

  Accumulation unit value:
    Beginning of period                    $5.60           $5.27           $5.29           $5.26           N/A
    End of period                          $6.23           $5.60           $5.27           $5.29           N/A
  Accumulation units outstanding
  at the end of period                       -             2,592           2,572           2,447           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(733)

  Accumulation unit value:
    Beginning of period                    $12.63          $12.56          $12.63         $12.60           N/A
    End of period                          $13.28          $12.63          $12.56         $12.63           N/A
  Accumulation units outstanding
  at the end of period                       -             2,337           2,178           2,043           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.36          $10.23           N/A            N/A
    End of period                          $11.21          $10.86          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                      592             370             372             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(897)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.68          $10.51           N/A            N/A
    End of period                          $11.99          $11.46          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,527           3,609           3,691            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.92%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $11.63          $11.10          $10.66         $10.23           N/A
    End of period                          $13.07          $11.63          $11.10         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(575)

  Accumulation unit value:
    Beginning of period                    $13.31          $11.97          $11.37         $10.30           N/A
    End of period                          $14.40          $13.31          $11.97         $11.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(735)

  Accumulation unit value:
    Beginning of period                    $23.30          $22.93          $22.55         $22.62           N/A
    End of period                          $24.83          $23.30          $22.93         $22.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -              498             126            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(598)

  Accumulation unit value:
    Beginning of period                    $20.04          $17.18          $17.25         $15.04           N/A
    End of period                          $21.82          $20.04          $17.18         $17.25           N/A
  Accumulation units outstanding
  at the end of period                       76              76             629             165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.65           N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,066            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.21           N/A             N/A            N/A
    End of period                          $10.65          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,424           451             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1139)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.38           N/A             N/A            N/A
    End of period                          $11.27          $12.37           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      162             162             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(598)

  Accumulation unit value:
    Beginning of period                    $16.31          $16.04          $16.09         $15.08           N/A
    End of period                          $16.95          $16.31          $16.04         $16.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1139)

  Accumulation unit value:
    Beginning of period                    $12.56          $11.55           N/A             N/A            N/A
    End of period                          $12.54          $12.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      119             119             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(598)

  Accumulation unit value:
    Beginning of period                    $13.92          $10.86          $9.43           $8.03           N/A
    End of period                          $15.14          $13.92          $10.86          $9.43           N/A
  Accumulation units outstanding
  at the end of period                     2,144           1,176           2,221            405            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $20.37          $18.71          $18.15         $16.03           N/A
    End of period                          $21.35          $20.37          $18.71         $18.15           N/A
  Accumulation units outstanding
  at the end of period                      127             127              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(598)

  Accumulation unit value:
    Beginning of period                    $13.42          $13.38          $13.46         $12.95           N/A
    End of period                          $13.86          $13.42          $13.38         $13.46           N/A
  Accumulation units outstanding
  at the end of period                       -              519             494              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(598)

  Accumulation unit value:
    Beginning of period                    $18.28          $16.42          $15.54         $13.67           N/A
    End of period                          $17.28          $18.28          $16.42         $15.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,950             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(598)

  Accumulation unit value:
    Beginning of period                    $15.21          $13.41          $13.19         $11.71           N/A
    End of period                          $13.76          $15.21          $13.41         $13.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.95           N/A             N/A            N/A
    End of period                          $10.71          $11.35           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(1059)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)(735)

  Accumulation unit value:
    Beginning of period                    $15.35          $14.60          $15.51         $15.50           N/A
    End of period                          $15.01          $15.35          $14.60         $15.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,606            367            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(744)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.51          $10.62           N/A            N/A
    End of period                          $10.93          $10.58          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,012            963             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(744)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.56            N/A             N/A             N/A            N/A
    End of period                          $5.51            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,160            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.49          $9.26            N/A             N/A            N/A
    End of period                          $9.38           $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      149             149             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)(744)

  Accumulation unit value:
    Beginning of period                    $15.63          $12.43          $13.21           N/A            N/A
    End of period                          $16.35          $15.63          $12.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              615             712             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)(744)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                    $10.82           N/A             N/A             N/A            N/A
    End of period                          $10.19           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,709            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend
Division (NY)(1033)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.21           N/A             N/A            N/A
    End of period                          $10.84          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend
Division (NY)(1033)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                    $13.28          $12.06           N/A             N/A            N/A
    End of period                          $10.66          $13.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      114             114             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division
(NY)(796)

  Accumulation unit value:
    Beginning of period                    $21.79          $16.03          $14.21           N/A            N/A
    End of period                          $23.12          $21.79          $16.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,795            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division
(NY)(796)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.37           N/A             N/A            N/A
    End of period                          $11.20          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      177             177             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1139)

  Accumulation unit value:
    Beginning of period                    $17.45          $15.92           N/A             N/A            N/A
    End of period                          $18.71          $17.45           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      202             202             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(833)

  Accumulation unit value:
    Beginning of period                    $13.48          $11.68          $10.70           N/A            N/A
    End of period                          $13.28          $13.48          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,266          11,267          7,133            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1209)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.79           N/A             N/A            N/A
    End of period                          $11.72          $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,571           2,571            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(937)

  Accumulation unit value:
    Beginning of period                    $25.01          $21.31          $19.71           N/A            N/A
    End of period                          $32.85          $25.01          $21.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             1,982            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)(914)

  Accumulation unit value:
    Beginning of period                    $17.15          $16.88          $16.20           N/A            N/A
    End of period                          $17.58          $17.15          $16.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,723           2,391            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)(914)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1139)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.30           N/A             N/A            N/A
    End of period                          $14.87          $14.25           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      104             104             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1139)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.48           N/A             N/A            N/A
    End of period                          $11.60          $11.39           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      658             658             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)(805)

  Accumulation unit value:
    Beginning of period                    $19.30          $17.78          $15.82           N/A            N/A
    End of period                          $16.42          $19.30          $17.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,956            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)(805)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1139)

  Accumulation unit value:
    Beginning of period                    $14.56          $13.17           N/A             N/A            N/A
    End of period                          $13.84          $14.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      105             105             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(833)

  Accumulation unit value:
    Beginning of period                    $14.63          $15.30          $11.89           N/A            N/A
    End of period                          $17.07          $14.63          $15.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             11,462          12,154           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.17           N/A             N/A             N/A            N/A
    End of period                          $17.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,299            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1076)

  Accumulation unit value:
    Beginning of period                    $13.46          $12.12           N/A             N/A            N/A
    End of period                          $13.89          $13.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      302            2,722            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(555)

  Accumulation unit value:
    Beginning of period                    $8.38           $8.23           $7.76           $7.85           N/A
    End of period                          $9.01           $8.38           $8.23           $7.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(598)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.51          $12.59         $12.10           N/A
    End of period                          $13.22          $12.57          $12.51         $12.59           N/A
  Accumulation units outstanding
  at the end of period                       -              813             774              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $13.32           N/A
    End of period                           N/A             N/A             N/A           $13.90           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(744)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.64          $11.72           N/A            N/A
    End of period                          $12.00          $12.49          $11.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              753             753             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(744)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.22           N/A
    End of period                           N/A             N/A             N/A           $10.06           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100
Division(555)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(714)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.35          $10.28         $10.15           N/A
    End of period                          $11.20          $10.85          $10.35         $10.28           N/A
  Accumulation units outstanding
  at the end of period                       -             4,092           4,073           4,063           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(579)

  Accumulation unit value:
    Beginning of period                    $13.48          $12.16          $11.65         $10.51           N/A
    End of period                          $14.23          $13.48          $12.16         $11.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(579)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(714)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.67          $10.47         $10.27           N/A
    End of period                          $11.97          $11.44          $10.67         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -              970             987             997            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(564)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.76          $11.38         $10.84           N/A
    End of period                          $13.52          $12.81          $11.76         $11.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.02           N/A             N/A            N/A
    End of period                          $11.35          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      688             688             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015
Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1003)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.55           N/A             N/A            N/A
    End of period                          $10.88          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,958           4,265            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(598)

  Accumulation unit value:
    Beginning of period                    $19.61          $16.69          $15.89         $14.49           N/A
    End of period                          $20.53          $19.61          $16.69         $15.89           N/A
  Accumulation units outstanding
  at the end of period                     1,546             -             1,077            119            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(735)

  Accumulation unit value:
    Beginning of period                    $33.24          $32.04          $28.91         $28.94           N/A
    End of period                          $37.83          $33.24          $32.04         $28.91           N/A
  Accumulation units outstanding
  at the end of period                       59             764             336             66             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(598)

  Accumulation unit value:
    Beginning of period                    $14.80          $12.70          $12.31         $11.11           N/A
    End of period                          $14.49          $14.80          $12.70         $12.31           N/A
  Accumulation units outstanding
  at the end of period                      342             342              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(665)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.22           $7.75           $7.25           N/A
    End of period                          $9.00           $8.37           $8.22           $7.75           N/A
  Accumulation units outstanding
  at the end of period                       -             1,202           1,377           1,567           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth
Division I(665)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $9.36           N/A
    End of period                           N/A             N/A             N/A            $9.48           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth
Division I(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                    $13.51          $12.04          $11.43         $10.54           N/A
    End of period                          $14.31          $13.51          $12.04         $11.43           N/A
  Accumulation units outstanding
  at the end of period                      729             838             961            1,093           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(665)

  Accumulation unit value:
    Beginning of period                    $25.27          $22.89          $22.22         $20.29           N/A
    End of period                          $27.02          $25.27          $22.89         $22.22           N/A
  Accumulation units outstanding
  at the end of period                      724             430             492             560            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(665)

  Accumulation unit value:
    Beginning of period                    $33.14          $31.96          $28.84         $25.79           N/A
    End of period                          $37.71          $33.14          $31.96         $28.84           N/A
  Accumulation units outstanding
  at the end of period                      294             338             387             441            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.95%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(834)

  Accumulation unit value:
    Beginning of period                    $14.85          $12.48          $11.08           N/A            N/A
    End of period                          $15.83          $14.85          $12.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                      782             809             912             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(834)

  Accumulation unit value:
    Beginning of period                    $15.19          $11.47          $10.48           N/A            N/A
    End of period                          $12.54          $15.19          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                      419             448             482             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(834)

  Accumulation unit value:
    Beginning of period                    $23.22          $22.86          $21.31           N/A            N/A
    End of period                          $24.73          $23.22          $22.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,002            989             949             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(834)

  Accumulation unit value:
    Beginning of period                    $15.17          $13.37          $12.56           N/A            N/A
    End of period                          $13.72          $15.17          $13.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                      389             392             402             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.68          $10.87         $10.68           N/A
    End of period                          $13.27          $13.47          $11.68         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     9,006           6,452           6,772           1,334           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.00           N/A             N/A            N/A
    End of period                          $11.71          $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,466           1,500            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                    $24.95          $24.60           N/A             N/A            N/A
    End of period                          $32.77          $24.95           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      596             610             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                    $5.57           $5.38            N/A             N/A            N/A
    End of period                          $6.19           $5.57            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,724           2,788            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(989)

  Accumulation unit value:
    Beginning of period                    $14.62          $16.29           N/A             N/A            N/A
    End of period                          $17.06          $14.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,416            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(989)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                    $17.16           N/A             N/A             N/A            N/A
    End of period                          $17.05           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,347            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1450)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(948)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.77          $11.41           N/A            N/A
    End of period                          $13.78          $12.81          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,158           3,232           3,285            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(989)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.40           N/A             N/A            N/A
    End of period                          $13.87          $13.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,938           1,983            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(989)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(834)

  Accumulation unit value:
    Beginning of period                    $12.54          $12.48          $12.62           N/A            N/A
    End of period                          $13.18          $12.54          $12.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,982           1,771           1,602            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(834)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.61          $11.22           N/A            N/A
    End of period                          $11.96          $12.46          $11.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                      480             461             451             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $13.45          $12.13          $11.63         $10.75           N/A
    End of period                          $14.19          $13.45          $12.13         $11.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(702)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.73          $11.36         $10.92           N/A
    End of period                          $13.48          $12.78          $11.73         $11.36           N/A
  Accumulation units outstanding
  at the end of period                     3,072           5,289           5,539           5,616           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(948)

  Accumulation unit value:
    Beginning of period                    $19.58          $16.68          $16.36           N/A            N/A
    End of period                          $20.50          $19.58          $16.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                      735             752             764             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(834)

  Accumulation unit value:
    Beginning of period                    $33.12          $31.94          $28.12           N/A            N/A
    End of period                          $37.69          $33.12          $31.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                      497             513             539             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(834)

  Accumulation unit value:
    Beginning of period                    $14.77          $12.67          $12.09           N/A            N/A
    End of period                          $14.46          $14.77          $12.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,518           2,646           2,685            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.68          $11.78           N/A            N/A
    End of period                          $13.26          $13.47          $11.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             9,081            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(966)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.995%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(825)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.11          $9.27            N/A            N/A
    End of period                          $11.39          $10.87          $10.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                      726             835            1,100            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(825)

  Accumulation unit value:
    Beginning of period                    $13.83          $10.80          $9.14            N/A            N/A
    End of period                          $15.03          $13.83          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                      295             339             447             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(825)

  Accumulation unit value:
    Beginning of period                    $12.41          $11.57          $11.29           N/A            N/A
    End of period                          $11.91          $12.41          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                      298             343             452             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(721)

  Accumulation unit value:
    Beginning of period                    $13.39          $12.09          $11.60         $11.30           N/A
    End of period                          $14.13          $13.39          $12.09         $11.60           N/A
  Accumulation units outstanding
  at the end of period                     6,534           6,535           6,536            774            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(838)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.69          $11.10           N/A            N/A
    End of period                          $13.42          $12.73          $11.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,720           3,722           4,595            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(721)

  Accumulation unit value:
    Beginning of period                    $25.13          $22.77          $22.11         $21.50           N/A
    End of period                          $26.85          $25.13          $22.77         $22.11           N/A
  Accumulation units outstanding
  at the end of period                      258             258             258             163            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(721)

  Accumulation unit value:
    Beginning of period                    $32.95          $31.79          $28.70         $27.87           N/A
    End of period                          $37.48          $32.95          $31.79         $28.70           N/A
  Accumulation units outstanding
  at the end of period                      124             128             137             63             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(721)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.64          $12.27         $11.80           N/A
    End of period                          $14.41          $14.72          $12.64         $12.27           N/A
  Accumulation units outstanding
  at the end of period                      467             467             468             297            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.61           N/A             N/A             N/A            N/A
    End of period                          $15.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,248            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(938)

  Accumulation unit value:
    Beginning of period                    $13.22          $11.90          $11.38           N/A            N/A
    End of period                          $14.27          $13.22          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,383           3,383            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.80           N/A             N/A             N/A            N/A
    End of period                          $13.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,695            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $13.70           N/A             N/A             N/A            N/A
    End of period                          $14.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,321            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $13.35           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,333            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $13.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,698            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(938)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.24          $15.58           N/A            N/A
    End of period                          $17.05          $18.05          $16.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             2,473           2,473            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                    $5.37            N/A             N/A             N/A            N/A
    End of period                          $5.45            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,854            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                    $10.84           N/A             N/A             N/A            N/A
    End of period                          $11.07           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,044            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25
Division (NY)(837)

  Accumulation unit value:
    Beginning of period                    $14.59          $15.27          $12.02           N/A            N/A
    End of period                          $17.00          $14.59          $15.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25
Division (NY)(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(837)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.75          $10.85           N/A            N/A
    End of period                          $13.73          $12.78          $11.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(938)

  Accumulation unit value:
    Beginning of period                    $13.35          $11.77          $10.93           N/A            N/A
    End of period                          $13.76          $13.35          $11.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,524           3,524            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(717)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.03          $11.54         $11.33           N/A
    End of period                          $14.04          $13.32          $12.03         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -             4,169           4,172           1,168           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(837)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.65          $10.26           N/A            N/A
    End of period                          $11.92          $11.41          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(717)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.63          $11.27         $11.08           N/A
    End of period                          $13.34          $12.66          $11.63         $11.27           N/A
  Accumulation units outstanding
  at the end of period                       -             1,191           1,193           1,194           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(927)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.39          $10.37           N/A            N/A
    End of period                          $10.69          $10.53          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,800             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(927)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(938)

  Accumulation unit value:
    Beginning of period                    $32.70          $31.57          $29.62           N/A            N/A
    End of period                          $37.17          $32.70          $31.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                      556            1,300           1,300            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(714)

  Accumulation unit value:
    Beginning of period                    $13.33          $11.89          $11.31         $10.99           N/A
    End of period                          $14.11          $13.33          $11.89         $11.31           N/A
  Accumulation units outstanding
  at the end of period                     2,079           1,888            411             189            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.11%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                    $13.43          $11.65          $11.75           N/A            N/A
    End of period                          $13.20          $13.43          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,849           8,849           8,849            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(968)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(564)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.00          $9.37           $8.88           N/A
    End of period                          $11.22          $10.73          $10.00          $9.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(564)

  Accumulation unit value:
    Beginning of period                    $10.44          $10.40          $10.54         $10.40           N/A
    End of period                          $10.76          $10.44          $10.40         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(564)

  Accumulation unit value:
    Beginning of period                    $17.22          $14.15          $12.90         $11.44           N/A
    End of period                          $18.40          $17.22          $14.15         $12.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(564)

  Accumulation unit value:
    Beginning of period                    $14.06          $13.23          $12.20         $11.38           N/A
    End of period                          $14.63          $14.06          $13.23         $12.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(564)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.08          $9.97           $9.51           N/A
    End of period                          $11.41          $11.23          $10.08          $9.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(564)

  Accumulation unit value:
    Beginning of period                    $12.27          $12.24          $12.35         $12.11           N/A
    End of period                          $12.86          $12.27          $12.24         $12.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(730)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.91          $11.44         $11.34           N/A
    End of period                          $13.86          $13.16          $11.91         $11.44           N/A
  Accumulation units outstanding
  at the end of period                     1,518           1,919           2,129           2,239           N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(730)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(564)

  Accumulation unit value:
    Beginning of period                    $21.75          $19.76          $19.37         $18.34           N/A
    End of period                          $22.64          $21.75          $19.76         $19.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(564)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Western Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Western Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


    1 - September 16, 1996    66 - March 4, 2002      131 - June 7, 2002         196 - September 27, 2002  261 - January 31, 2003
    2 - April 1, 1998         67 - March 5, 2002      132 - June 10, 2002        197 - September 30, 2002  262 - February 3, 2003
    3 - April 8, 1998         68 - March 6, 2002      133 - June 11, 2002        198 - October 1, 2002     263 - February 4, 2003
    4 - April 9, 1998         69 - March 7, 2002      134 - June 12, 2002        199 - October 2, 2002     264 - February 5, 2003
    5 - April 13, 1998        70 - March 8, 2002      135 - June 14, 2002        200 - October 3, 2002     265 - February 6, 2003
    6 - April 15, 1998        71 - March 11, 2002     136 - June 17, 2002        201 - October 4, 2002     266 - February 7, 2003
    7 - January 21, 1999      72 - March 12, 2002     137 - June 20, 2002        202 - October 7, 2002     267 - February 12, 2003
    8 - January 29, 1999      73 - March 13, 2002     138 - June 21, 2002        203 - October 8, 2002     268 - February 13, 2003
    9 - February 9, 1999      74 - March 14, 2002     139 - June 24, 2002        204 - October 9, 2002     269 - February 14, 2003
   10 - March 22, 1999        75 - March 15, 2002     140 - June 25, 2002        205 - October 10, 2002    270 - February 18, 2003
   11 - April 1, 1999         76 - March 18, 2002     141 - June 26, 2002        206 - October 11, 2002    271 - February 19, 2003
   12 - April 8, 1999         77 - March 19, 2002     142 - June 27, 2002        207 - October 14, 2002    272 - February 20, 2003
   13 - April 9, 1999         78 - March 20, 2002     143 - June 28, 2002        208 - October 15, 2002    273 - February 21, 2003
   14 - April 13, 1999        79 - March 21, 2002     144 - July 1, 2002         209 - October 17, 2002    274 - February 24, 2003
   15 - April 15, 1999        80 - March 22, 2002     145 - July 2, 2002         210 - October 18, 2002    275 - February 25, 2003
   16 - April 22, 1999        81 - March 25, 2002     146 - July 3, 2002         211 - October 21, 2002    276 - February 26, 2003
   17 - July 2, 1999          82 - March 26, 2002     147 - July 5, 2002         212 - October 22, 2002    277 - February 27, 2003
   18 - August 16, 1999       83 - March 27, 2002     148 - July 8, 2002         213 - October 24, 2002    278 - February 28, 2003
   19 - May 1, 2000           84 - March 28, 2002     149 - July 9, 2002         214 - October 25, 2002    279 - March 3, 2003
   20 - November 3, 2000      85 - April 1, 2002      150 - July 11, 2002        215 - October 28, 2002    280 - March 4, 2003
   21 - November 17, 2000     86 - April 2, 2002      151 - July 12, 2002        216 - October 29, 2002    281 - March 5, 2003
   22 - November 27, 2000     87 - April 3, 2002      152 - July 15, 2002        217 - October 31, 2002    282 - March 6, 2003
   23 - December 14, 2000     88 - April 4, 2002      153 - July 16, 2002        218 - November 1, 2002    283 - March 7, 2003
   24 - December 19, 2000     89 - April 8, 2002      154 - July 18, 2002        219 - November 4, 2002    284 - March 10, 2003
   25 - February 12, 2001     90 - April 9, 2002      155 - July 22, 2002        220 - November 5, 2002    285 - March 11, 2003
   26 - March 28, 2001        91 - April 10, 2002     156 - July 24, 2002        221 - November 6, 2002    286 - March 12, 2003
   27 - May 1, 2001           92 - April 11, 2002     157 - July 25, 2002        222 - November 7, 2002    287 - March 13, 2003
   28 - June 7, 2001          93 - April 12, 2002     158 - July 26, 2002        223 - November 8, 2002    288 - March 14, 2003
   29 - August 15, 2001       94 - April 15, 2002     159 - July 29, 2002        224 - November 12, 2002   289 - March 17, 2003
   30 - October 29, 2001      95 - April 16, 2002     160 - July 30, 2002        225 - November 13, 2002   290 - March 18, 2003
   31 - December 14, 2001     96 - April 17, 2002     161 - July 31, 2002        226 - November 14, 2002   291 - March 19, 2003
   32 - January 3, 2002       97 - April 18, 2002     162 - August 1, 2002       227 - November 15, 2002   292 - March 20, 2003
   33 - January 7, 2002       98 - April 19, 2002     163 - August 5, 2002       228 - November 18, 2002   293 - March 21, 2003
   34 - January 10, 2002      99 - April 22, 2002     164 - August 6, 2002       229 - November 19, 2002   294 - March 24, 2003
   35 - January 11, 2002     100 - April 23, 2002     165 - August 7, 2002       230 - November 20, 2002   295 - March 26, 2003
   36 - January 14, 2002     101 - April 24, 2002     166 - August 8, 2002       231 - November 22, 2002   296 - March 27, 2003
   37 - January 15, 2002     102 - April 25, 2002     167 - August 12, 2002      232 - November 25, 2002   297 - March 28, 2003
   38 - January 18, 2002     103 - April 26, 2002     168 - August 13, 2002      233 - November 26, 2002   298 - March 31, 2003
   39 - January 22, 2002     104 - April 29, 2002     169 - August 14, 2002      234 - November 27, 2002   299 - April 1, 2003
   40 - January 23, 2002     105 - April 30, 2002     170 - August 15, 2002      235 - November 29, 2002   300 - April 2, 2003
   41 - January 25, 2002     106 - May 1, 2002        171 - August 16, 2002      236 - December 2, 2002    301 - April 3, 2003
   42 - January 28, 2002     107 - May 2, 2002        172 - August 19, 2002      237 - December 3, 2002    302 - April 4, 2003
   43 - January 29, 2002     108 - May 3, 2002        173 - August 20, 2002      238 - December 5, 2002    303 - April 7, 2003
   44 - January 30, 2002     109 - May 6, 2002        174 - August 23, 2002      239 - December 6, 2002    304 - April 8, 2003
   45 - January 31, 2002     110 - May 7, 2002        175 - August 26, 2002      240 - December 9, 2002    305 - April 9, 2003
   46 - February 1, 2002     111 - May 8, 2002        176 - August 28, 2002      241 - December 16, 2002   306 - April 10, 2003
   47 - February 4, 2002     112 - May 9, 2002        177 - August 29, 2002      242 - December 17, 2002   307 - April 11, 2003
   48 - February 5, 2002     113 - May 10, 2002       178 - August 30, 2002      243 - December 18, 2002   308 - April 14, 2003
   49 - February 6, 2002     114 - May 13, 2002       179 - September 3, 2002    244 - December 19, 2002   309 - April 15, 2003
   50 - February 7, 2002     115 - May 14, 2002       180 - September 4, 2002    245 - December 23, 2002   310 - April 16, 2003
   51 - February 8, 2002     116 - May 15, 2002       181 - September 5, 2002    246 - December 27, 2002   311 - April 17, 2003
   52 - February 11, 2002    117 - May 16, 2002       182 - September 6, 2002    247 - December 30, 2002   312 - April 21, 2003
   53 - February 12, 2002    118 - May 17, 2002       183 - September 10, 2002   248 - December 31, 2002   313 - April 22, 2003
   54 - February 13, 2002    119 - May 20, 2002       184 - September 11, 2002   249 - January 2, 2003     314 - April 23, 2003
   55 - February 14, 2002    120 - May 21, 2002       185 - September 12, 2002   250 - January 3, 2003     315 - April 24, 2003
   56 - February 15, 2002    121 - May 23, 2002       186 - September 13, 2002   251 - January 6, 2003     316 - April 25, 2003
   57 - February 19, 2002    122 - May 24, 2002       187 - September 16, 2002   252 - January 9, 2003     317 - April 28, 2003
   58 - February 20, 2002    123 - May 28, 2002       188 - September 17, 2002   253 - January 16, 2003    318 - April 29, 2003
   59 - February 21, 2002    124 - May 29, 2002       189 - September 18, 2002   254 - January 17, 2003    319 - April 30, 2003
   60 - February 22, 2002    125 - May 30, 2002       190 - September 19, 2002   255 - January 21, 2003    320 - May 1, 2003
   61 - February 25, 2002    126 - May 31, 2002       191 - September 20, 2002   256 - January 22, 2003    321 - May 2, 2003
   62 - February 26, 2002    127 - June 3, 2002       192 - September 23, 2002   257 - January 24, 2003    322 - May 5, 2003
   63 - February 27, 2002    128 - June 4, 2002       193 - September 24, 2002   258 - January 27, 2003    323 - May 6, 2003
   64 - February 28, 2002    129 - June 5, 2002       194 - September 25, 2002   259 - January 28, 2003    324 - May 7, 2003
   65 - March 1, 2002        130 - June 6, 2002       195 - September 26, 2002   260 - January 30, 2003    325 - May 8, 2003


  326 - May 12, 2003        391 - August 15, 2003     456 - November 17, 2003   521 - February 23, 2004   586 - May 25, 2004
  327 - May 13, 2003        392 - August 18, 2003     457 - November 18, 2003   522 - February 24, 2004   587 - May 26, 2004
  328 - May 14, 2003        393 - August 19, 2003     458 - November 19, 2003   523 - February 25, 2004   588 - May 27, 2004
  329 - May 15, 2003        394 - August 20, 2003     459 - November 20, 2003   524 - February 26, 2004   589 - May 28, 2004
  330 - May 19, 2003        395 - August 21, 2003     460 - November 21, 2003   525 - February 27, 2004   590 - June 1, 2004
  331 - May 20, 2003        396 - August 22, 2003     461 - November 24, 2003   526 - March 1, 2004       591 - June 2, 2004
  332 - May 21, 2003        397 - August 25, 2003     462 - November 25, 2003   527 - March 2, 2004       592 - June 3, 2004
  333 - May 22, 2003        398 - August 26, 2003     463 - November 26, 2003   528 - March 3, 2004       593 - June 4, 2004
  334 - May 23, 2003        399 - August 27, 2003     464 - November 28, 2003   529 - March 4, 2004       594 - June 7, 2004
  335 - May 27, 2003        400 - August 28, 2003     465 - December 1, 2003    530 - March 5, 2004       595 - June 8, 2004
  336 - May 28, 2003        401 - August 29, 2003     466 - December 2, 2003    531 - March 8, 2004       596 - June 9, 2004
  337 - May 29, 2003        402 - September 2, 2003   467 - December 3, 2003    532 - March 9, 2004       597 - June 10, 2004
  338 - May 30, 2003        403 - September 3, 2003   468 - December 4, 2003    533 - March 10, 2004      598 - June 14, 2004
  339 - June 2, 2003        404 - September 5, 2003   469 - December 5, 2003    534 - March 11, 2004      599 - June 15, 2004
  340 - June 3, 2003        405 - September 8, 2003   470 - December 8, 2003    535 - March 12, 2004      600 - June 16, 2004
  341 - June 4, 2003        406 - September 9, 2003   471 - December 9, 2003    536 - March 15, 2004      601 - June 17, 2004
  342 - June 5, 2003        407 - September 10, 2003  472 - December 10, 2003   537 - March 16, 2004      602 - June 18, 2004
  343 - June 6, 2003        408 - September 11, 2003  473 - December 11, 2003   538 - March 17, 2004      603 - June 21, 2004
  344 - June 9, 2003        409 - September 12, 2003  474 - December 12, 2003   539 - March 18, 2004      604 - June 22, 2004
  345 - June 10, 2003       410 - September 15, 2003  475 - December 15, 2003   540 - March 19, 2004      605 - June 23, 2004
  346 - June 11, 2003       411 - September 16, 2003  476 - December 16, 2003   541 - March 22, 2004      606 - June 24, 2004
  347 - June 12, 2003       412 - September 17, 2003  477 - December 17, 2003   542 - March 23, 2004      607 - June 25, 2004
  348 - June 13, 2003       413 - September 18, 2003  478 - December 18, 2003   543 - March 24, 2004      608 - June 28, 2004
  349 - June 16, 2003       414 - September 19, 2003  479 - December 19, 2003   544 - March 25, 2004      609 - June 29, 2004
  350 - June 17, 2003       415 - September 22, 2003  480 - December 22, 2003   545 - March 26, 2004      610 - July 1, 2004
  351 - June 18, 2003       416 - September 23, 2003  481 - December 23, 2003   546 - March 29, 2004      611 - July 2, 2004
  352 - June 19, 2003       417 - September 24, 2003  482 - December 24, 2003   547 - March 30, 2004      612 - July 6, 2004
  353 - June 20, 2003       418 - September 25, 2003  483 - December 26, 2003   548 - March 31, 2004      613 - July 7, 2004
  354 - June 23, 2003       419 - September 26, 2003  484 - December 29, 2003   549 - April 1, 2004       614 - July 8, 2004
  355 - June 24, 2003       420 - September 29, 2003  485 - December 30, 2003   550 - April 2, 2004       615 - July 9, 2004
  356 - June 25, 2003       421 - September 30, 2003  486 - December 31, 2003   551 - April 5, 2004       616 - July 12, 2004
  357 - June 26, 2003       422 - October 1, 2003     487 - January 2, 2004     552 - April 6, 2004       617 - July 13, 2004
  358 - June 27, 2003       423 - October 2, 2003     488 - January 5, 2004     553 - April 7, 2004       618 - July 14, 2004
  359 - June 30, 2003       424 - October 3, 2003     489 - January 6, 2004     554 - April 8, 2004       619 - July 15, 2004
  360 - July 1, 2003        425 - October 4, 2003     490 - January 7, 2004     555 - April 12, 2004      620 - July 16, 2004
  361 - July 2, 2003        426 - October 6, 2003     491 - January 8, 2004     556 - April 13, 2004      621 - July 19, 2004
  362 - July 3, 2003        427 - October 7, 2003     492 - January 9, 2004     557 - April 14, 2004      622 - July 20, 2004
  363 - July 7, 2003        428 - October 8, 2003     493 - January 12, 2004    558 - April 15, 2004      623 - July 21, 2004
  364 - July 8, 2003        429 - October 9, 2003     494 - January 13, 2004    559 - April 16, 2004      624 - July 22, 2004
  365 - July 9, 2003        430 - October 10, 2003    495 - January 14, 2004    560 - April 19, 2004      625 - July 23, 2004
  366 - July 10, 2003       431 - October 13, 2003    496 - January 15, 2004    561 - April 20, 2004      626 - July 26, 2004
  367 - July 11, 2003       432 - October 14, 2003    497 - January 16, 2004    562 - April 21, 2004      627 - July 27, 2004
  368 - July 14, 2003       433 - October 15, 2003    498 - January 20, 2004    563 - April 22, 2004      628 - July 28, 2004
  369 - July 15, 2003       434 - October 16, 2003    499 - January 21, 2004    564 - April 23, 2004      629 - July 29, 2004
  370 - July 17, 2003       435 - October 17, 2003    500 - January 22, 2004    565 - April 26, 2004      630 - July 30, 2004
  371 - July 18, 2003       436 - October 20, 2003    501 - January 23, 2004    566 - April 27, 2004      631 - August 2, 2004
  372 - July 21, 2003       437 - October 21, 2003    502 - January 26, 2004    567 - April 28, 2004      632 - August 3, 2004
  373 - July 22, 2003       438 - October 22, 2003    503 - January 27, 2004    568 - April 29, 2004      633 - August 4, 2004
  374 - July 23, 2003       439 - October 23, 2003    504 - January 28, 2004    569 - April 30, 2004      634 - August 5, 2004
  375 - July 24, 2003       440 - October 24, 2003    505 - January 29, 2004    570 - May 3, 2004         635 - August 6, 2004
  376 - July 25, 2003       441 - October 27, 2003    506 - January 30, 2004    571 - May 4, 2004         636 - August 9, 2004
  377 - July 28, 2003       442 - October 28, 2003    507 - February 2, 2004    572 - May 5, 2004         637 - August 10, 2004
  378 - July 29, 2003       443 - October 29, 2003    508 - February 3, 2004    573 - May 6, 2004         638 - August 11, 2004
  379 - July 30, 2003       444 - October 30, 2003    509 - February 4, 2004    574 - May 7, 2004         639 - August 12, 2004
  380 - July 31, 2003       445 - October 31, 2003    510 - February 5, 2004    575 - May 10, 2004        640 - August 13, 2004
  381 - August 1, 2003      446 - November 3, 2003    511 - February 6, 2004    576 - May 11, 2004        641 - August 16, 2004
  382 - August 4, 2003      447 - November 4, 2003    512 - February 9, 2004    577 - May 12, 2004        642 - August 17, 2004
  383 - August 5, 2003      448 - November 5, 2003    513 - February 10, 2004   578 - May 13, 2004        643 - August 18, 2004
  384 - August 6, 2003      449 - November 6, 2003    514 - February 11, 2004   579 - May 14, 2004        644 - August 19, 2004
  385 - August 7, 2003      450 - November 7, 2003    515 - February 12, 2004   580 - May 17, 2004        645 - August 20, 2004
  386 - August 8, 2003      451 - November 10, 2003   516 - February 13, 2004   581 - May 18, 2004        646 - August 23, 2004
  387 - August 11, 2003     452 - November 11, 2003   517 - February 17, 2004   582 - May 19, 2004        647 - August 24, 2004
  388 - August 12, 2003     453 - November 12, 2003   518 - February 18, 2004   583 - May 20, 2004        648 - August 25, 2004
  389 - August 13, 2003     454 - November 13, 2003   519 - February 19, 2004   584 - May 21, 2004        649 - August 26, 2004
  390 - August 14, 2003     455 - November 14, 2003   520 - February 20, 2004   585 - May 24, 2004        650 - August 27, 2004


  651 - August 30, 2004      716 - December 1, 2004    781 - March 7, 2005      846 - June 9, 2005         911 - September 13, 2005
  652 - August 31, 2004      717 - December 2, 2004    782 - March 8, 2005      847 - June 10, 2005        912 - September 14, 2005
  653 - September 1, 2004    718 - December 3, 2004    783 - March 9, 2005      848 - June 13, 2005        913 - September 15, 2005
  654 - September 2, 2004    719 - December 6, 2004    784 - March 10, 2005     849 - June 14, 2005        914 - September 16, 2005
  655 - September 3, 2004    720 - December 7, 2004    785 - March 11, 2005     850 - June 15, 2005        915 - September 19, 2005
  656 - September 7, 2004    721 - December 8, 2004    786 - March 14, 2005     851 - June 16, 2005        916 - September 21, 2005
  657 - September 8, 2004    722 - December 9, 2004    787 - March 15, 2005     852 - June 17, 2005        917 - September 22, 2005
  658 - September 9, 2004    723 - December 10, 2004   788 - March 16, 2005     853 - June 20, 2005        918 - September 23, 2005
  659 - September 10, 2004   724 - December 13, 2004   789 - March 17, 2005     854 - June 21, 2005        919 - September 26, 2005
  660 - September 13, 2004   725 - December 14, 2004   790 - March 18, 2005     855 - June 22, 2005        920 - September 27, 2005
  661 - September 14, 2004   726 - December 15, 2004   791 - March 21, 2005     856 - June 23, 2005        921 - September 29, 2005
  662 - September 15, 2004   727 - December 16, 2004   792 - March 22, 2005     857 - June 24, 2005        922 - September 30, 2005
  663 - September 16, 2004   728 - December 17, 2004   793 - March 23, 2005     858 - June 27, 2005        923 - October 3, 2005
  664 - September 17, 2004   729 - December 20, 2004   794 - March 24, 2005     859 - June 28, 2005        924 - October 4, 2005
  665 - September 20, 2004   730 - December 21, 2004   795 - March 28, 2005     860 - June 29, 2005        925 - October 5, 2005
  666 - September 21, 2004   731 - December 22, 2004   796 - March 29, 2005     861 - June 30, 2005        926 - October 6, 2005
  667 - September 22, 2004   732 - December 23, 2004   797 - March 30, 2005     862 - July 1, 2005         927 - October 7, 2005
  668 - September 23, 2004   733 - December 27, 2004   798 - March 31, 2005     863 - July 5, 2005         928 - October 10, 2005
  669 - September 24, 2004   734 - December 28, 2004   799 - April 1, 2005      864 - July 6, 2005         929 - October 11, 2005
  670 - September 27, 2004   735 - December 29, 2004   800 - April 4, 2005      865 - July 7, 2005         930 - October 12, 2005
  671 - September 28, 2004   736 - December 30, 2004   801 - April 5, 2005      866 - July 8, 2005         931 - October 13, 2005
  672 - September 29, 2004   737 - December 31, 2004   802 - April 6, 2005      867 - July 11, 2005        932 - October 14, 2005
  673 - September 30, 2004   738 - January 3, 2005     803 - April 7, 2005      868 - July 12, 2005        933 - October 17, 2005
  674 - October 1, 2004      739 - January 4, 2005     804 - April 8, 2005      869 - July 13, 2005        934 - October 18, 2005
  675 - October 4, 2004      740 - January 5, 2005     805 - April 11, 2005     870 - July 14, 2005        935 - October 19, 2005
  676 - October 5, 2004      741 - January 6, 2005     806 - April 12, 2005     871 - July 15, 2005        936 - October 20, 2005
  677 - October 6, 2004      742 - January 7, 2005     807 - April 13, 2005     872 - July 18, 2005        937 - October 21, 2005
  678 - October 7, 2004      743 - January 10, 2005    808 - April 14, 2005     873 - July 19, 2005        938 - October 24, 2005
  679 - October 8, 2004      744 - January 11, 2005    809 - April 15, 2005     874 - July 20, 2005        939 - October 25, 2005
  680 - October 11, 2004     745 - January 12, 2005    810 - April 18, 2005     875 - July 21, 2005        940 - October 26, 2005
  681 - October 12, 2004     746 - January 13, 2005    811 - April 19, 2005     876 - July 22, 2005        941 - October 27, 2005
  682 - October 13, 2004     747 - January 14, 2005    812 - April 20, 2005     877 - July 25, 2005        942 - October 28, 2005
  683 - October 14, 2004     748 - January 18, 2005    813 - April 21, 2005     878 - July 26, 2005        943 - October 31, 2005
  684 - October 15, 2004     749 - January 19, 2005    814 - April 22, 2005     879 - July 27, 2005        944 - November 1, 2005
  685 - October 18, 2004     750 - January 20, 2005    815 - April 25, 2005     880 - July 28, 2005        945 - November 2, 2005
  686 - October 19, 2004     751 - January 21, 2005    816 - April 26, 2005     881 - July 29, 2005        946 - November 3, 2005
  687 - October 20, 2004     752 - January 24, 2005    817 - April 27, 2005     882 - August 1, 2005       947 - November 4, 2005
  688 - October 21, 2004     753 - January 25, 2005    818 - April 28, 2005     883 - August 2, 2005       948 - November 7, 2005
  689 - October 22, 2004     754 - January 26, 2005    819 - April 29, 2005     884 - August 3, 2005       949 - November 8, 2005
  690 - October 25, 2004     755 - January 27, 2005    820 - May 2, 2005        885 - August 4, 2005       950 - November 9, 2005
  691 - October 26, 2004     756 - January 28, 2005    821 - May 3, 2005        886 - August 5, 2005       951 - November 10, 2005
  692 - October 27, 2004     757 - January 31, 2005    822 - May 4, 2005        887 - August 8, 2005       952 - November 11, 2005
  693 - October 28, 2004     758 - February 1, 2005    823 - May 5, 2005        888 - August 9, 2005       953 - November 14, 2005
  694 - October 29, 2004     759 - February 2, 2005    824 - May 6, 2005        889 - August 10, 2005      954 - November 15, 2005
  695 - November 1, 2004     760 - February 3, 2005    825 - May 9, 2005        890 - August 11, 2005      955 - November 16, 2005
  696 - November 2, 2004     761 - February 4, 2005    826 - May 10, 2005       891 - August 12, 2005      956 - November 17, 2005
  697 - November 3, 2004     762 - February 7, 2005    827 - May 11, 2005       892 - August 15, 2005      957 - November 18, 2005
  698 - November 4, 2004     763 - February 8, 2005    828 - May 12, 2005       893 - August 16, 2005      958 - November 21, 2005
  699 - November 5, 2004     764 - February 9, 2005    829 - May 13, 2005       894 - August 17, 2005      959 - November 22, 2005
  700 - November 8, 2004     765 - February 10, 2005   830 - May 16, 2005       895 - August 18, 2005      960 - November 23, 2005
  701 - November 9, 2004     766 - February 11, 2005   831 - May 17, 2005       896 - August 19, 2005      961 - November 25, 2005
  702 - November 10, 2004    767 - February 14, 2005   832 - May 18, 2005       897 - August 22, 2005      962 - November 28, 2005
  703 - November 11, 2004    768 - February 15, 2005   833 - May 19, 2005       898 - August 24, 2005      963 - November 29, 2005
  704 - November 12, 2004    769 - February 16, 2005   834 - May 20, 2005       899 - August 25, 2005      964 - November 30, 2005
  705 - November 15, 2004    770 - February 17, 2005   835 - May 23, 2005       900 - August 26, 2005      965 - December 1, 2005
  706 - November 16, 2004    771 - February 18, 2005   836 - May 24, 2005       901 - August 29, 2005      966 - December 2, 2005
  707 - November 17, 2004    772 - February 22, 2005   837 - May 25, 2005       902 - August 30, 2005      967 - December 5, 2005
  708 - November 18, 2004    773 - February 23, 2005   838 - May 26, 2005       903 - August 31, 2005      968 - December 6, 2005
  709 - November 19, 2004    774 - February 24, 2005   839 - May 27, 2005       904 - September 1, 2005    969 - December 7, 2005
  710 - November 22, 2004    775 - February 25, 2005   840 - May 31, 2005       905 - September 2, 2005    970 - December 9, 2005
  711 - November 23, 2004    776 - February 28, 2005   841 - June 1, 2005       906 - September 6, 2005    971 - December 12, 2005
  712 - November 24, 2004    777 - March 1, 2005       842 - June 2, 2005       907 - September 7, 2005    972 - December 13, 2005
  713 - November 26, 2004    778 - March 2, 2005       843 - June 3, 2005       908 - September 8, 2005    973 - December 14, 2005
  714 - November 29, 2004    779 - March 3, 2005       844 - June 6, 2005       909 - September 9, 2005    974 - December 16, 2005
  715 - November 30, 2004    780 - March 4, 2005       845 - June 8, 2005       910 - September 12, 2005   975 - December 19, 2005


  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006        1171 - October 9, 2006    1236 - January 22, 2007
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006        1172 - October 10, 2006   1237 - January 23, 2007
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006       1173 - October 11, 2006   1238 - January 24, 2007
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006       1174 - October 12, 2006   1239 - January 25, 2007
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006       1175 - October 13, 2006   1240 - January 26, 2007
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006       1176 - October 16, 2006   1241 - January 29, 2007
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006       1177 - October 17, 2006   1242 - January 30, 2007
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006       1178 - October 18, 2006   1243 - January 31, 2007
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006       1179 - October 19, 2006   1244 - February 1, 2007
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006       1180 - October 20, 2006   1245 - February 2, 2007
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006       1181 - October 23, 2006   1246 - February 5, 2007
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006       1182 - October 24, 2006   1247 - February 6, 2007
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006       1183 - October 25, 2006   1248 - February 7, 2007
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006       1184 - October 26, 2006   1249 - February 8, 2007
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006       1185 - October 27, 2006   1250 - February 9, 2007
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006       1186 - October 31, 2006   1251 - February 12, 2007
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006       1187 - November 1, 2006   1252 - February 13, 2007
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006       1188 - November 2, 2006   1253 - February 14, 2007
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006      1189 - November 3, 2006   1254 - February 15, 2007
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006      1190 - November 6, 2006   1255 - February 16, 2007
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006      1191 - November 7, 2006   1256 - February 20, 2007
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006      1192 - November 8, 2006   1257 - February 21, 2007
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006      1193 - November 10, 2006  1258 - February 22, 2007
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006      1194 - November 13, 2006  1259 - February 23, 2007
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006      1195 - November 14, 2006  1260 - February 26, 2007
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006     1196 - November 15, 2006  1261 - February 27, 2007
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006     1197 - November 16, 2006  1262 - February 28, 2007
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006     1198 - November 17, 2006  1263 - March 1, 2007
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006     1199 - November 20, 2006  1264 - March 2, 2007
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006     1200 - November 21, 2006  1265 - March 5, 2007
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006     1201 - November 22, 2006  1266 - March 6, 2007
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006     1202 - November 24, 2006  1267 - March 7, 2007
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006     1203 - November 27, 2006  1268 - March 8, 2007
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006     1204 - November 28, 2006  1269 - March 9, 2007
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006     1205 - November 29, 2006  1270 - March 12, 2007
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006     1206 - November 30, 2006  1271 - March 13, 2007
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006     1207 - December 1, 2006   1272 - March 14, 2007
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006     1208 - December 4, 2006   1273 - March 15, 2007
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006     1209 - December 5, 2006   1274 - March 16, 2007
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006     1210 - December 6, 2006   1275 - March 19, 2007
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006     1211 - December 7, 2006   1276 - March 20, 2007
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006   1212 - December 11, 2006  1277 - March 21, 2007
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006   1213 - December 12, 2006  1278 - March 22, 2007
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006   1214 - December 13, 2006  1279 - March 23, 2007
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006   1215 - December 14, 2006  1280 - March 26, 2007
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006  1216 - December 18, 2006  1281 - March 27, 2007
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006  1217 - December 20, 2006  1282 - March 28, 2007
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006  1218 - December 21, 2006  1283 - March 29, 2007
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006  1219 - December 22, 2006  1284 - March 30, 2007
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006  1220 - December 26, 2006  1285 - April 2, 2007
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006  1221 - December 27, 2006  1286 - April 3, 2007
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006  1222 - December 28, 2006  1287 - April 4, 2007
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006  1223 - December 29, 2006  1288 - April 5, 2007
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006  1224 - January 3, 2007    1289 - April 9, 2007
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006  1225 - January 4, 2007    1290 - April 10, 2007
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006  1226 - January 5, 2007    1291 - April 11, 2007
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006  1227 - January 8, 2007    1292 - April 12, 2007
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006  1228 - January 9, 2007    1293 - April 13, 2007
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006  1229 - January 10, 2007   1294 - April 16, 2007
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006  1230 - January 11, 2007   1295 - April 17, 2007
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006     1231 - January 12, 2007   1296 - April 18, 2007
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006     1232 - January 16, 2007   1297 - April 19, 2007
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006     1233 - January 17, 2007   1298 - April 20, 2007
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006     1234 - January 18, 2007   1299 - April 23, 2007
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006     1235 - January 19, 2007   1300 - April 24, 2007


 1301 - April 25, 2007     1366 - July 27, 2007       1431 - October 31, 2007
 1302 - April 26, 2007     1367 - July 30, 2007       1432 - November 1, 2007
 1303 - April 27, 2007     1368 - July 31, 2007       1433 - November 2, 2007
 1304 - April 30, 2007     1369 - August 1, 2007      1434 - November 5, 2007
 1305 - May 1, 2007        1370 - August 2, 2007      1435 - November 6, 2007
 1306 - May 2, 2007        1371 - August 3, 2007      1436 - November 8, 2007
 1307 - May 3, 2007        1372 - August 6, 2007      1437 - November 9, 2007
 1308 - May 4, 2007        1373 - August 7, 2007      1438 - November 12, 2007
 1309 - May 7, 2007        1374 - August 8, 2007      1439 - November 13, 2007
 1310 - May 8, 2007        1375 - August 9, 2007      1440 - November 14, 2007
 1311 - May 9, 2007        1376 - August 10, 2007     1441 - November 15, 2007
 1312 - May 10, 2007       1377 - August 13, 2007     1442 - November 16, 2007
 1313 - May 11, 2007       1378 - August 14, 2007     1443 - November 19, 2007
 1314 - May 14, 2007       1379 - August 15, 2007     1444 - November 20, 2007
 1315 - May 15, 2007       1380 - August 16, 2007     1445 - November 21, 2007
 1316 - May 16, 2007       1381 - August 17, 2007     1446 - November 23, 2007
 1317 - May 17, 2007       1382 - August 20, 2007     1447 - November 26, 2007
 1318 - May 18, 2007       1383 - August 21, 2007     1448 - November 27, 2007
 1319 - May 21, 2007       1384 - August 23, 2007     1449 - November 28, 2007
 1320 - May 22, 2007       1385 - August 24, 2007     1450 - November 30, 2007
 1321 - May 23, 2007       1386 - August 27, 2007     1451 - December 3, 2007
 1322 - May 24, 2007       1387 - August 28, 2007     1452 - December 4, 2007
 1323 - May 25, 2007       1388 - August 29, 2007     1453 - December 5, 2007
 1324 - May 29, 2007       1389 - August 30, 2007     1454 - December 6, 2007
 1325 - May 30, 2007       1390 - August 31, 2007     1455 - December 7, 2007
 1326 - May 31, 2007       1391 - September 4, 2007   1456 - December 10, 2007
 1327 - June 1, 2007       1392 - September 5, 2007   1457 - December 11, 2007
 1328 - June 4, 2007       1393 - September 6, 2007   1458 - December 12, 2007
 1329 - June 5, 2007       1394 - September 7, 2007   1459 - December 13, 2007
 1330 - June 6, 2007       1395 - September 10, 2007  1460 - December 14, 2007
 1331 - June 7, 2007       1396 - September 11, 2007  1461 - December 17, 2007
 1332 - June 8, 2007       1397 - September 12, 2007  1462 - December 18, 2007
 1333 - June 11, 2007      1398 - September 13, 2007  1463 - December 19, 2007
 1334 - June 12, 2007      1399 - September 14, 2007  1464 - December 20, 2007
 1335 - June 13, 2007      1400 - September 17, 2007  1465 - December 21, 2007
 1336 - June 14, 2007      1401 - September 18, 2007  1466 - December 24, 2007
 1337 - June 15, 2007      1402 - September 19, 2007  1467 - December 26, 2007
 1338 - June 18, 2007      1403 - September 20, 2007  1468 - December 27, 2007
 1339 - June 19, 2007      1404 - September 21, 2007  1469 - December 28, 2007
 1340 - June 20, 2007      1405 - September 24, 2007  1470 - December 31, 2007
 1341 - June 21, 2007      1406 - September 25, 2007
 1342 - June 22, 2007      1407 - September 26, 2007
 1343 - June 25, 2007      1408 - September 28, 2007
 1344 - June 26, 2007      1409 - October 1, 2007
 1345 - June 27, 2007      1410 - October 2, 2007
 1346 - June 28, 2007      1411 - October 3, 2007
 1347 - June 29, 2007      1412 - October 4, 2007
 1348 - July 2, 2007       1413 - October 5, 2007
 1349 - July 3, 2007       1414 - October 8, 2007
 1350 - July 5, 2007       1415 - October 9, 2007
 1351 - July 6, 2007       1416 - October 10, 2007
 1352 - July 9, 2007       1417 - October 11, 2007
 1353 - July 10, 2007      1418 - October 12, 2007
 1354 - July 11, 2007      1419 - October 15, 2007
 1355 - July 12, 2007      1420 - October 16, 2007
 1356 - July 13, 2007      1421 - October 17, 2007
 1357 - July 16, 2007      1422 - October 18, 2007
 1358 - July 17, 2007      1423 - October 19, 2007
 1359 - July 18, 2007      1424 - October 22, 2007
 1360 - July 19, 2007      1425 - October 23, 2007
 1361 - July 20, 2007      1426 - October 24, 2007
 1362 - July 23, 2007      1427 - October 25, 2007
 1363 - July 24, 2007      1428 - October 26, 2007
 1364 - July 25, 2007      1429 - October 29, 2007
 1365 - July 26, 2007      1430 - October 30, 2007

                            JNLNY Separate Account I

                                     [LOGO]

                              Financial Statements

                                December 31, 2007

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                           JNL/AIM           JNL/AIM              JNL/AIM             JNL/AIM
                                        International        Large Cap          Real Estate          Small Cap         JNL/Alger
                                      Growth Portfolio   Growth Portfolio        Portfolio       Growth Portfolio  Growth Portfolio
                                      ----------------   ----------------       -----------      ----------------  ----------------
Assets
Investments, at value (a)               $ 14,387,302        $ 7,403,512         $ 6,849,941         $ 3,930,422           $ -
Receivables:
   Dividend receivable                             -                  -                   -                   -             -
   Investment securities sold                 10,249              7,871               3,646                 792             -
   Sub-account units sold                     11,435             33,832              49,161               7,405             -
                                        ------------        -----------         -----------         -----------           ---
Total assets                              14,408,986          7,445,215           6,902,748           3,938,619             -
                                        ------------        -----------         -----------         -----------           ---
Liabilities
Payables:
   Investment securities purchased            11,435             33,832              49,161               7,405             -
   Sub-account units redeemed                  8,198              6,755               2,675                 213             -
   Insurance fees due to Jackson
     of New York                               2,051              1,116                 971                 579             -
                                        ------------        -----------         -----------         -----------           ---
Total liabilities                             21,684             41,703              52,807               8,197             -
                                        ------------        -----------         -----------         -----------           ---
Net assets (Note 6)                     $ 14,387,302        $ 7,403,512         $ 6,849,941         $ 3,930,422           $ -
----------------------------------      ============        ===========         ===========         ===========           ===

(a) Investment shares                        914,060            495,882             550,638             265,211             -
    Investments at cost                 $ 12,973,743        $ 6,250,364         $ 8,324,706         $ 3,744,813           $ -

                                         JNL/Capital        JNL/Capital         JNL/Capital         JNL/Capital    JNL/Credit Suisse
                                       Guardian Global    Guardian Global         Guardian         Guardian U.S.     Global Natural
                                           Balanced         Diversified     International Small   Growth Equity        Resources
                                          Portfolio     Research Portfolio     Cap Portfolio         Portfolio         Portfolio
                                       ---------------  ------------------  -------------------   --------------   -----------------
Assets
Investments, at value (a)               $ 12,553,589        $ 5,787,341          $ 154,863          $ 9,399,344       $ 22,157,310
Receivables:
   Dividend receivable                             -                  -                  -                    -                  -
   Investment securities sold                  7,403              2,684                 24                6,756              5,652
   Sub-account units sold                     14,579             48,015              2,944               22,025             85,454
                                        ------------        -----------          ---------          -----------       ------------
Total assets                              12,575,571          5,838,040            157,831            9,428,125         22,248,416
                                        ------------        -----------          ---------          -----------       ------------
Liabilities
Payables:
   Investment securities purchased            14,579             48,015              2,944               22,025             85,454
   Sub-account units redeemed                  5,600              1,890                  -                5,401              2,297
   Insurance fees due to Jackson
     of New York                               1,803                794                 24                1,355              3,355
                                        ------------        -----------          ---------          -----------       ------------
Total liabilities                             21,982             50,699              2,968               28,781             91,106
                                        ------------        -----------          ---------          -----------       ------------
Net assets (Note 6)                     $ 12,553,589        $ 5,787,341          $ 154,863          $ 9,399,344       $ 22,157,310
----------------------------------      ============        ===========          =========          ===========       ============

(a) Investment shares                      1,050,510            216,998             15,690              396,932          1,594,051
    Investments at cost                 $ 11,765,933        $ 5,579,422          $ 156,113          $ 9,134,803       $ 20,114,586

                    See notes to the financial statements.                     2

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                  JNL/                                                                JNL/Franklin
                                             Credit Suisse       JNL/Eagle        JNL/Eagle        JNL/Franklin        Templeton
                                               Long/Short       Core Equity    SmallCap Equity  Templeton Founding   Global Growth
                                               Portfolio         Portfolio        Portfolio     Strategy Portfolio     Portfolio
                                             -------------      -----------    ---------------  ------------------   -------------
Assets
Investments, at value (a)                      $ 517,669        $ 4,094,228      $ 6,747,446       $ 36,507,187       $ 4,739,788
Receivables:
   Dividend receivable                                 -                  -                -                  -                 -
   Investment securities sold                      1,996                926            2,468             16,210             3,066
   Sub-account units sold                              -             11,471            4,800            659,430             9,931
                                               ---------        -----------      -----------       ------------       -----------
Total assets                                     519,665          4,106,625        6,754,714         37,182,827         4,752,785
                                               ---------        -----------      -----------       ------------       -----------
Liabilities
Payables:
   Investment securities purchased                     -             11,471            4,800            659,430             9,931
   Sub-account units redeemed                      1,922                326            1,539             11,185             2,357
   Insurance fees due to Jackson
      of New York                                     74                600              929              5,025               709
                                               ---------        -----------      -----------       ------------       -----------
Total liabilities                                  1,996             12,397            7,268            675,640            12,997
                                               ---------        -----------      -----------       ------------       -----------
Net assets (Note 6)                            $ 517,669        $ 4,094,228      $ 6,747,446       $ 36,507,187       $ 4,739,788
----------------------------------             =========        ===========      ===========       ============       ===========

(a) Investment shares                             47,711            281,778          325,492          3,618,155           474,453
    Investments at cost                        $ 514,092        $ 4,129,473      $ 7,031,322       $ 37,270,897       $ 4,948,085

                                                                                 JNL/Franklin          JNL/               JNL/
                                             JNL/Franklin      JNL/Franklin       Templeton        Goldman Sachs     Goldman Sachs
                                               Templeton     Templeton Mutual     Small Cap          Core Plus          Mid Cap
                                           Income Portfolio  Shares Portfolio  Value Portfolio    Bond Portfolio    Value Portfolio
                                           ----------------  ----------------  ---------------    --------------    ---------------
Assets
Investments, at value (a)                    $ 28,075,716      $ 7,161,423       $ 2,805,589       $ 15,399,402       $ 4,209,063
Receivables:
   Dividend receivable                                  -                -                 -                  -                 -
   Investment securities sold                       8,808            1,842               487             45,186               799
   Sub-account units sold                          17,452           33,643            44,325             12,110             5,709
                                             ------------      -----------       -----------       ------------       -----------
Total assets                                   28,101,976        7,196,908         2,850,401         15,456,698         4,215,571
                                             ------------      -----------       -----------       ------------       -----------
Liabilities
Payables:
   Investment securities purchased                 17,452           33,643            44,325             12,110             5,709
   Sub-account units redeemed                       4,757              870                92             42,919               168
   Insurance fees due to Jackson
      of New York                                   4,051              972               395              2,267               631
                                             ------------      -----------       -----------       ------------       -----------
Total liabilities                                  26,260           35,485            44,812             57,296             6,508
                                             ------------      -----------       -----------       ------------       -----------
Net assets (Note 6)                          $ 28,075,716      $ 7,161,423       $ 2,805,589       $ 15,399,402       $ 4,209,063
----------------------------------           ============      ===========       ===========       ============       ===========

(a) Investment shares                           2,666,260          714,713           246,537          1,282,215           328,320
    Investments at cost                      $ 29,158,918      $ 7,384,633       $ 3,151,121       $ 14,895,052       $ 4,523,398

                    See notes to the financial statements.                     3

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                             JNL/                                            JNL/JPMorgan
                                         Goldman Sachs      JNL/JPMorgan    JNL/JPMorgan    U.S. Government      JNL/Lazard
                                        Short Duration     International    MidCap Growth   & Quality Bond    Emerging Markets
                                        Bond Portfolio    Value Portfolio     Portfolio        Portfolio         Portfolio
                                        --------------    ---------------   -------------   ---------------   ----------------
Assets
Investments, at value (a)                 $ 3,611,040       $ 28,957,631     $ 7,906,677      $  9,980,933      $ 10,062,436
Receivables:
   Dividend receivable                              -                  -               -                 -                 -
   Investment securities sold                     906            105,336          10,133            13,432            12,924
   Sub-account units sold                         793             35,864          21,345            61,797            95,837
                                          -----------       ------------     -----------      ------------      ------------
Total assets                                3,612,739         29,098,831       7,938,155        10,056,162        10,171,197
                                          -----------       ------------     -----------      ------------      ------------
Liabilities
Payables:
   Investment securities purchased                793             35,864          21,345            61,797            95,837
   Sub-account units redeemed                     370            101,128           9,072            12,036            11,475
   Insurance fees due to Jackson
     of New York                                  536              4,208           1,061             1,396             1,449
                                          -----------       ------------     -----------      ------------      ------------
Total liabilities                               1,699            141,200          31,478            75,229           108,761
                                          -----------       ------------     -----------      ------------      ------------
Net assets (Note 6)                       $ 3,611,040       $ 28,957,631     $ 7,906,677      $  9,980,933      $ 10,062,436
-------------------------------------     ===========       ============     ===========      ============      ============

(a) Investment shares                         344,236          2,017,953         393,955           850,165           695,400
    Investments at cost                   $ 3,601,685       $ 28,158,314     $ 8,255,720      $  9,842,957      $  9,077,142

                                           JNL/Lazard        JNL/Lazard        JNL/MCM                            JNL/MCM
                                             Mid Cap         Small Cap         10 x 10          JNL/MCM          Bond Index
                                        Value Portfolio   Value Portfolio     Portfolio       25 Portfolio       Portfolio
                                        ---------------   ---------------    -----------     -------------     -------------
Assets
Investments, at value (a)                 $ 12,268,220      $ 7,956,722      $ 6,751,325      $ 14,077,743      $ 21,146,527
Receivables:
   Dividend receivable                               -                -                -                 -                 -
   Investment securities sold                   12,851           13,428            1,267            24,683            39,717
   Sub-account units sold                      100,520           14,770                -            28,732            47,809
                                          ------------      -----------      -----------      ------------      ------------
Total assets                                12,381,591        7,984,920        6,752,592        14,131,158        21,234,053
                                          ------------      -----------      -----------      ------------      ------------
Liabilities
Payables:
   Investment securities purchased             100,520           14,770                -            28,732            47,809
   Sub-account units redeemed                   11,012           12,230              300            22,538            36,536
   Insurance fees due to Jackson
     of New York                                 1,839            1,198              967             2,145             3,181
                                          ------------      -----------      -----------      ------------      ------------
Total liabilities                              113,371           28,198            1,267            53,415            87,526
                                          ------------      -----------      -----------      ------------      ------------
Net assets (Note 6)                       $ 12,268,220      $ 7,956,722      $ 6,751,325      $ 14,077,743      $ 21,146,527
-------------------------------------     ============      ===========      ===========      ============      ============

(a) Investment shares                        1,069,592          771,748          680,577         1,062,471         1,894,850
    Investments at cost                   $ 14,875,315      $ 9,670,130      $ 6,963,203      $ 14,422,745      $ 20,755,937

                    See notes to the financial statements.                     4

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                         Communications     Consumer Brands       Dow 10         Dow Dividend      Dow Dividend
                                        Sector Portfolio   Sector Portfolio   Portfolio (NY)       Portfolio      Portfolio (NY)
                                        ----------------   ----------------   --------------     ------------     --------------
Assets
Investments, at value (a)                 $ 4,121,014         $ 1,042,371           $ -          $ 19,681,724          $ -
Receivables:
   Dividend receivable                              -                   -             -                     -            -
   Investment securities sold                  18,295                 411             -                 5,465            -
   Sub-account units sold                      24,221               1,090             -                80,633            -
                                          -----------         -----------           ---          ------------          ---
Total assets                                4,163,530           1,043,872             -            19,767,822            -
                                          -----------         -----------           ---          ------------          ---
Liabilities
Payables:
   Investment securities purchased             24,221               1,090             -                80,633            -
   Sub-account units redeemed                  17,661                 263             -                 2,586            -
   Insurance fees due to Jackson
     of New York                                  634                 148             -                 2,879            -
                                          -----------         -----------           ---          ------------          ---
Total liabilities                              42,516               1,501             -                86,098            -
                                          -----------         -----------           ---          ------------          ---
Net assets (Note 6)                       $ 4,121,014         $ 1,042,371           $ -          $ 19,681,724          $ -
-------------------------------------     ===========         ===========           ===          ============          ===

(a) Investment shares                         712,978              94,332             -             1,824,071            -
    Investments at cost                   $ 4,319,514         $ 1,129,337           $ -          $ 20,803,409          $ -

                                             JNL/MCM
                                            Enhanced            JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                          S&P 500 Stock        Financial         Global 15        Healthcare         Index 5
                                         Index Portfolio   Sector Portfolio   Portfolio (NY)   Sector Portfolio     Portfolio
                                         ---------------   ----------------   --------------   ----------------    -----------
Assets
Investments, at value (a)                  $ 4,602,867        $ 2,950,210          $ -            $ 6,106,794      $ 1,981,828
Receivables:
   Dividend receivable                               -                  -            -                      -                -
   Investment securities sold                    8,504                637            -                  7,407              328
   Sub-account units sold                        1,821             14,981            -                  6,624           29,500
                                           -----------        -----------          ---            -----------      -----------
Total assets                                 4,613,192          2,965,828            -              6,120,825        2,011,656
                                           -----------        -----------          ---            -----------      -----------
Liabilities
Payables:
   Investment securities purchased               1,821             14,981            -                  6,624           29,500
   Sub-account units redeemed                    7,803                179            -                  6,457               49
   Insurance fees due to Jackson
     of New York                                   701                458            -                    950              279
                                           -----------        -----------          ---            -----------      -----------
Total liabilities                               10,325             15,618            -                 14,031           29,828
                                           -----------        -----------          ---            -----------      -----------
Net assets (Note 6)                        $ 4,602,867        $ 2,950,210          $ -            $ 6,106,794      $ 1,981,828
-------------------------------------      ===========        ===========          ===            ===========      ===========

(a) Investment shares                          526,042            238,305            -                457,781          198,183
    Investments at cost                    $ 4,777,972        $ 3,399,897          $ -            $ 5,859,014      $ 2,016,525

                    See notes to the financial statements.                     5

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                     JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM        JNL/MCM
                                                  International         JNL 5       JNL Optimized       Nasdaq 15      Nasdaq 25
                                                 Index Portfolio      Portfolio      5 Portfolio     Portfolio (NY)    Portfolio
                                                 ---------------    ------------    -------------    --------------   -----------
Assets
Investments, at value (a)                          $ 43,239,524     $411,200,818     $ 23,934,782         $  -        $ 4,932,437
Receivables:
   Dividend receivable                                        -                -                -            -                  -
   Investment securities sold                            72,914          410,566           40,556            -              6,375
   Sub-account units sold                                59,240        1,091,918          229,501            -             23,471
                                                   ------------     ------------     ------------         ----        -----------
Total assets                                         43,371,678      412,703,302       24,204,839            -          4,962,283
                                                   ------------     ------------     ------------         ----        -----------
Liabilities
Payables:
   Investment securities purchased                       59,240        1,091,918          229,501            -             23,471
   Sub-account units redeemed                            66,518          352,030           37,069            -              5,654
   Insurance fees due to Jackson of New York              6,396           58,536            3,487            -                721
                                                   ------------     ------------     ------------         ----        -----------
Total liabilities                                       132,154        1,502,484          270,057            -             29,846
                                                   ------------     ------------     ------------         ----        -----------
Net assets (Note 6)                                $ 43,239,524     $411,200,818     $ 23,934,782         $  -        $ 4,932,437
--------------------------------------------       ============     ============     ============         ====        ===========

(a) Investment shares                                 2,463,791       28,896,755        1,996,229            -            367,544
    Investments at cost                            $ 38,532,385     $406,523,486     $ 23,353,622         $  -        $ 4,776,478

                                                     JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM        JNL/MCM
                                               NYSE International     Oil & Gas           S&P 10          S&P 24         S&P 24
                                                  25 Portfolio     Sector Portfolio   Portfolio (NY)    Portfolio    Portfolio (NY)
                                               ------------------  ----------------   --------------   -----------   --------------
Assets
Investments, at value (a)                          $ 4,035,778       $ 20,776,930          $  -         $ 604,556         $  -
Receivables:
   Dividend receivable                                       -                  -             -                 -            -
   Investment securities sold                            1,166             82,164             -               117            -
   Sub-account units sold                               20,122             86,480             -                24            -
                                                   -----------       ------------          ----         ---------         ----
Total assets                                         4,057,066         20,945,574             -           604,697            -
                                                   -----------       ------------          ----         ---------         ----
Liabilities
Payables:
   Investment securities purchased                      20,122             86,480             -                24            -
   Sub-account units redeemed                              581             79,129             -                22            -
   Insurance fees due to Jackson of New York               585              3,035             -                95            -
                                                   -----------       ------------          ----         ---------         ----
Total liabilities                                       21,288            168,644             -               141            -
                                                   -----------       ------------          ----         ---------         ----
Net assets (Note 6)                                $ 4,035,778       $ 20,776,930          $  -         $ 604,556         $  -
--------------------------------------------       ===========       ============          ====         =========         ====

(a) Investment shares                                  357,465            564,131             -            54,563            -
    Investments at cost                            $ 3,946,272       $ 17,959,450          $  -         $ 614,461         $  -

                    See notes to the financial statements.                     6

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                  JNL/MCM           JNL/MCM         JNL/MCM          JNL/MCM            JNL/MCM
                                              S&P 400 MidCap        S&P 500         S&P SMid     Select Small-Cap      Small Cap
                                              Index Portfolio   Index Portfolio   60 Portfolio      Portfolio       Index Portfolio
                                              ---------------   ---------------   ------------   ----------------   ---------------
Assets
Investments, at value (a)                       $ 31,367,769      $ 44,015,701     $ 1,146,198      $ 9,734,956       $ 26,806,512
Receivables:
   Dividend receivable                                     -                 -               -                -                  -
   Investment securities sold                         84,472            62,062             244            7,516             48,358
   Sub-account units sold                             33,143            44,982           1,843           49,170             38,873
                                                ------------      ------------     -----------      -----------       ------------
Total assets                                      31,485,384        44,122,745       1,148,285        9,791,642         26,893,743
                                                ------------      ------------     -----------      -----------       ------------
Liabilities
Payables:
   Investment securities purchased                    33,143            44,982           1,843           49,170             38,873
   Sub-account units redeemed                         79,801            55,453              75            6,028             44,341
   Insurance fees due to Jackson of New York           4,671             6,609             169            1,488              4,017
                                                ------------      ------------     -----------      -----------       ------------
Total liabilities                                    117,615           107,044           2,087           56,686             87,231
                                                ------------      ------------     -----------      -----------       ------------
Net assets (Note 6)                             $ 31,367,769      $ 44,015,701     $ 1,146,198      $ 9,734,956       $ 26,806,512
-------------------------------------------     ============      ============     ===========      ===========       ============

(a) Investment shares                              2,122,312         3,561,141         132,355          507,822          1,981,265
    Investments at cost                         $ 30,074,713      $ 39,518,645     $ 1,250,221      $11,722,765       $ 27,071,642

                                                                                                                         JNL/
                                                   JNL/MCM           JNL/MCM         JNL/MCM                         Oppenheimer
                                                 Technology       Value Line 25   Value Line 30       JNL/MCM       Global Growth
                                              Sector Portfolio   Portfolio (NY)     Portfolio      VIP Portfolio      Portfolio
                                              ----------------   --------------   -------------   --------------   ---------------
Assets
Investments, at value (a)                        $ 4,010,830          $  -         $ 66,341,459     $ 18,042,428    $17,153,182
Receivables:
   Dividend receivable                                     -             -                    -                -              -
   Investment securities sold                          2,189             -              139,520       18,037,265         13,264
   Sub-account units sold                             62,252             -              143,891            1,970         50,660
                                                 -----------          ----         ------------     ------------    -----------
Total assets                                       4,075,271             -           66,624,870       36,081,663     17,217,106
                                                 -----------          ----         ------------     ------------    -----------
Liabilities
Payables:
   Investment securities purchased                    62,252             -              143,891            1,970         50,660
   Sub-account units redeemed                          1,586             -              129,642       18,031,337         10,730
   Insurance fees due to Jackson of New York             603             -                9,878            5,928          2,534
                                                 -----------          ----         ------------     ------------    -----------
Total liabilities                                     64,441             -              283,411       18,039,235         63,924
                                                 -----------          ----         ------------     ------------    -----------
Net assets (Note 6)                              $ 4,010,830          $  -         $ 66,341,459     $ 18,042,428    $17,153,182
--------------------------------------------     ===========          ====         ============     ============    ===========

(a) Investment shares                                522,243             -            3,536,325        1,240,882      1,145,837
    Investments at cost                          $ 3,667,858          $  -         $ 66,570,524     $ 17,497,829    $15,914,445

                     See notes to the financial statements.                    7

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                                                                          JNL/           JNL/
                                                        JNL/            JNL/PIMCO       JNL/PIMCO     PPM America     PPM America
                                                     Oppenheimer       Real Return     Total Return   Core Equity     High Yield
                                                  Growth Portfolio      Portfolio     Bond Portfolio   Portfolio    Bond Portfolio
                                                  ----------------     -----------    --------------  -----------   --------------
Assets
Investments, at value (a)                                $ -           $ 3,151,793     $ 34,091,669   $ 2,464,921    $ 17,379,196
Receivables:
   Dividend receivable                                     -                     -                -             -               -
   Investment securities sold                              -                   615          189,805         2,522          10,601
   Sub-account units sold                                  -                     -           77,634             -           5,543
                                                         ---           -----------     ------------   -----------    ------------
Total assets                                               -             3,152,408       34,359,108     2,467,443      17,395,340
                                                         ---           -----------     ------------   -----------    ------------

Liabilities
Payables:
   Investment securities purchased                         -                     -           77,634             -           5,543
   Sub-account units redeemed                              -                   191          184,761         2,204           8,139
   Insurance fees due to Jackson
     of New York                                           -                   424            5,044           318           2,462
                                                         ---           -----------     ------------   -----------    ------------
Total liabilities                                          -                   615          267,439         2,522          16,144
                                                         ---           -----------     ------------   -----------    ------------
Net assets (Note 6)                                      $ -           $ 3,151,793    $  34,091,669   $ 2,464,921    $ 17,379,196
----------------------------------                       ===           ===========    =============   ===========    ============

(a) Investment shares                                      -               284,201        2,831,534       117,377       2,339,057
    Investments at cost                                  $ -           $ 2,989,976    $  33,773,051   $ 2,506,546    $ 19,395,536

                                                        JNL/                                            JNL/S&P
                                                     PPM America       JNL/Putnam                     Competitive      JNL/S&P
                                                    Value Equity         Midcap          JNL/S&P 4     Advantage     Disciplined
                                                      Portfolio     Growth Portfolio     Portfolio     Portfolio   Growth Portfolio
                                                    ------------    ----------------     ---------    -----------  ----------------
Assets
Investments, at value (a)                            $ 4,475,386           $ -            $ 82,535    $ 2,620,327      $ 776,656
Receivables:
   Dividend receivable                                         -             -                   -              -              -
   Investment securities sold                              3,577             -                  10            692            102
   Sub-account units sold                                  2,663             -               2,729              -            793
                                                     -----------           ---            --------    -----------      ---------
Total assets                                           4,481,626             -              85,274      2,621,019        777,551
                                                     -----------           ---            --------    -----------      ---------

Liabilities
Payables:
   Investment securities purchased                         2,663             -               2,729              -            793
   Sub-account units redeemed                              2,980             -                   -            271              -
   Insurance fees due to Jackson
     of New York                                             597             -                  10            421            102
                                                     -----------           ---            --------    -----------      ---------
Total liabilities                                          6,240             -               2,739            692            895
                                                     -----------           ---            --------    -----------      ---------
Net assets (Note 6)                                  $ 4,475,386           $ -            $ 82,535    $ 2,620,327      $ 776,656
----------------------------------                   ===========           ===            ========    ===========      =========

(a) Investment shares                                    233,702             -               8,312        264,146         72,925
    Investments at cost                              $ 3,926,107           $ -            $ 83,304    $ 2,670,009      $ 757,097

                    See notes to the financial statements.                     8

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                               JNL/             JNL/S&P           JNL/S&P           JNL/S&P
                                          S&P Disciplined     Disciplined     Dividend Income        Growth           JNL/S&P
                                             Moderate          Moderate          & Growth          Retirement      Intrinsic Value
                                             Portfolio     Growth Portfolio      Portfolio     Strategy Portfolio     Portfolio
                                          ---------------  ----------------   ---------------  ------------------  ---------------
Assets
Investments, at value (a)                    $ 980,093        $ 1,784,717        $ 123,580          $ 348,394            $ -
Receivables:
   Dividend receivable                               -                  -                -                  -              -
   Investment securities sold                      158                416               14                 27              -
   Sub-account units sold                       12,153             30,473                -                  -              -
                                             ---------        -----------        ---------          ---------            ---
Total assets                                   992,404          1,815,606          123,594            348,421              -
                                             ---------        -----------        ---------          ---------            ---
Liabilities
Payables:
   Investment securities purchased              12,153             30,473                -                  -              -
   Sub-account units redeemed                        -                166                -                  -              -
   Insurance fees due to Jackson
     of New York                                   158                250               14                 27              -
                                             ---------        -----------        ---------          ---------            ---
Total liabilities                               12,311             30,889               14                 27              -
                                             ---------        -----------        ---------          ---------            ---
Net assets (Note 6)                          $ 980,093        $ 1,784,717        $ 123,580          $ 348,394            $ -
----------------------------------           =========        ===========        =========          =========            ===

(a) Investment shares                           91,597            167,265           12,649             33,054              -
    Investments at cost                      $ 973,289        $ 1,776,858        $ 124,269  $         360,219            $ -

                                               JNL/              JNL/                                  JNL/              JNL/
                                            S&P Managed       S&P Managed             JNL/         S&P Managed       S&P Managed
                                            Aggressive       Conservative       S&P Managed          Moderate          Moderate
                                         Growth Portfolio      Portfolio     Growth Portfolio       Portfolio      Growth Portfolio
                                         ----------------    ------------    ----------------      -----------     ----------------
Assets
Investments, at value (a)                  $ 67,327,185      $ 21,481,421      $ 108,086,353      $ 42,576,985      $ 113,847,752
Receivables:
   Dividend receivable                                -                 -                  -                 -                  -
   Investment securities sold                    61,253             5,894            165,456            12,560             97,733
   Sub-account units sold                        12,351            67,774             67,430            75,270            122,105
                                           ------------      ------------      -------------      ------------      -------------
Total assets                                 67,400,789        21,555,089        108,319,239        42,664,815        114,067,590
                                           ------------      ------------      -------------      ------------      -------------
Liabilities
Payables:
   Investment securities purchased               12,351            67,774             67,430            75,270            122,105
   Sub-account units redeemed                    50,519             2,811            149,793             6,148             80,848
   Insurance fees due to Jackson
     of New York                                 10,734             3,083             15,663             6,412             16,885
                                           ------------      ------------      -------------      ------------      -------------
Total liabilities                                73,604            73,668            232,886            87,830            219,838
                                           ------------      ------------      -------------      ------------      -------------
Net assets (Note 6)                        $ 67,327,185      $ 21,481,421      $ 108,086,353      $ 42,576,985      $ 113,847,752
----------------------------------         ============      ============      =============      ============      =============

(a) Investment shares                         4,521,638         1,872,835          7,809,708         3,487,059          8,624,830
    Investments at cost                    $ 55,157,697      $ 21,284,337      $  97,861,249      $ 40,657,946      $ 106,833,076

                    See notes to the financial statements.                     9

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/S&P              JNL/S&P
                                        Moderate Growth          Moderate            JNL/S&P           JNL/S&P           JNL/S&P
                                          Retirement       Retirement Strategy   Retirement 2015   Retirement 2020   Retirement 2025
                                      Strategy Portfolio        Portfolio           Portfolio         Portfolio         Portfolio
                                      ------------------   -------------------   ---------------   ---------------   ---------------
Assets
Investments, at value (a)                    $ -                   $ -             $ 1,527,379       $ 1,179,322        $ 729,960
Receivables:
   Dividend receivable                         -                     -                       -                 -                -
   Investment securities sold                  -                     -                     241               174           28,656
   Sub-account units sold                      -                     -                  28,632                23               23
                                             ---                   ---             -----------       -----------        ---------
Total assets                                   -                     -               1,556,252         1,179,519          758,639
                                             ---                   ---             -----------       -----------        ---------
Liabilities
Payables:
   Investment securities purchased             -                     -                  28,632                23               23
   Sub-account units redeemed                  -                     -                      31                 3           28,547
   Insurance fees due to Jackson of
      New York                                 -                     -                     210               171              109
                                             ---                   ---             -----------       -----------        ---------
Total liabilities                              -                     -                  28,873               197           28,679
                                             ---                   ---             -----------       -----------        ---------
Net assets (Note 6)                          $ -                   $ -             $ 1,527,379       $ 1,179,322        $ 729,960
-----------------------------------          ===                   ===             ===========       ===========        =========

(a) Investment shares                          -                     -                 128,136            97,465           59,589
    Investments at cost                      $ -                   $ -             $ 1,456,148       $ 1,118,550        $ 708,059

                                             JNL/
                                        S&P Retirement           JNL/S&P            JNL/Select        JNL/Select           JNL/
                                            Income             Total Yield           Balanced        Money Market      Select Value
                                           Portfolio            Portfolio            Portfolio         Portfolio         Portfolio
                                        --------------         -----------         ------------      ------------      ------------
Assets
Investments, at value (a)                 $ 3,669,156              $ -             $ 17,514,738      $ 23,708,475      $ 13,500,985
Receivables:
   Dividend receivable                              -                -                        -             2,850                 -
   Investment securities sold                     546                -                   94,811           558,352             5,080
   Sub-account units sold                      46,351                -                   10,880           156,567             4,923
                                          -----------              ---             ------------      ------------      ------------
Total assets                                3,716,053                -               17,620,429        24,426,244        13,510,988
                                          -----------              ---             ------------      ------------      ------------
Liabilities
Payables:
   Investment securities purchased             46,351                -                   10,880           156,567             4,923
   Sub-account units redeemed                      56                -                   92,276           554,779             3,051
   Insurance fees due to Jackson of
      New York                                    490                -                    2,535             3,573             2,029
                                          -----------              ---             ------------      ------------      ------------
Total liabilities                              46,897                -                  105,691           714,919            10,003
                                          -----------              ---             ------------      ------------      ------------
Net assets (Note 6)                       $ 3,669,156              $ -             $ 17,514,738      $ 23,711,325      $ 13,500,985
-----------------------------------       ===========              ===             ============      ============      ============

(a) Investment shares                         322,421                -                  997,422        23,708,475           698,447
    Investments at cost                   $ 3,500,503              $ -             $ 16,979,867      $ 23,708,475      $ 13,464,507

                    See notes to the financial statements.                    10

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2007

                                                  JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                               Price Established    Price Mid-Cap     Price Value
                                               Growth Portfolio    Growth Portfolio    Portfolio
                                               -----------------   ----------------   ------------
Assets
Investments, at value (a)                         $ 37,428,871       $ 39,876,482     $ 31,075,240
Receivables:
   Dividend receivable                                       -                  -                -
   Investment securities sold                          123,356            129,298           24,511
   Sub-account units sold                               17,517             34,697           38,767
                                                  ------------       ------------     ------------
Total assets                                        37,569,744         40,040,477       31,138,518
                                                  ------------       ------------     ------------
Liabilities
Payables:
   Investment securities purchased                      17,517             34,697           38,767
   Sub-account units redeemed                          118,324            123,705           20,287
   Insurance fees due to Jackson of New York             5,032              5,593            4,224
                                                  ------------       ------------     ------------
Total liabilities                                      140,873            163,995           63,278
                                                  ------------       ------------     ------------
Net assets (Note 6)                               $ 37,428,871       $ 39,876,482     $ 31,075,240
--------------------------------------------      ============       ============     ============

(a) Investment shares                                1,664,245          1,313,022        2,121,177
    Investments at cost                           $ 33,798,940       $ 39,042,251     $ 30,229,026

                    See notes to the financial statements.                    11

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                          JNL/AIM            JNL/AIM            JNL/AIM             JNL/AIM
                                       International        Large Cap          Real Estate         Small Cap          JNL/Alger
                                     Growth Portfolio   Growth Portfolio        Portfolio      Growth Portfolio  Growth Portfolio(b)
                                     ----------------   ----------------      ------------     ----------------  -------------------
Investment income
   Dividends                            $ 190,685          $  27,564          $    253,663        $   11,529         $   11,780
                                        ---------          ---------          ------------        ----------         ----------
Expenses
   Insurance charges (Note 3)             191,725            121,104               178,700            72,886             32,021
                                        ---------          ---------          ------------        ----------         ----------
Total expenses                            191,725            121,104               178,700            72,886             32,021
                                        ---------          ---------          ------------        ----------         ----------
Net investment income (loss)               (1,040)           (93,540)               74,963           (61,357)           (20,241)
                                        ---------          ---------          ------------        ----------         ----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                 -            279,934               244,736           248,686                  -
   Investments                            556,631            267,021                90,991           351,327            983,245
Net change in unrealized
   appreciation (depreciation) on
   investments                            126,731            367,499            (2,477,369)         (187,063)          (465,570)
                                        ---------          ---------          ------------        ----------         ----------
Net realized and unrealized gain
   (loss)                                 683,362            914,454            (2,141,642)          412,950            517,675
                                        ---------          ---------          ------------        ----------         ----------

Net increase (decrease) in net
   assets from operations               $ 682,322          $ 820,914          $ (2,066,679)       $  351,593         $  497,434
-----------------------------------     =========          =========          ============        ==========         ==========

                                        JNL/Capital        JNL/Capital         JNL/Capital        JNL/Capital     JNL/Credit Suisse
                                      Guardian Global    Guardian Global         Guardian        Guardian U.S.      Global Natural
                                          Balanced         Diversified     International Small   Growth Equity        Resources
                                         Portfolio     Research Portfolio    Cap Portfolio(c)      Portfolio         Portfolio(a)
                                      ---------------  ------------------  -------------------   -------------    -----------------
Investment income
   Dividends                            $  287,895         $  29,609            $      -          $        -         $         -
                                        ----------         ---------            --------          ----------         -----------

Expenses
   Insurance charges (Note 3)              197,006            67,492                 170             142,433             187,788
                                        ----------         ---------            --------          ----------         -----------
Total expenses                             197,006            67,492                 170             142,433             187,788
                                        ----------         ---------            --------          ----------         -----------
Net investment income (loss)                90,889           (37,883)               (170)           (142,433)           (187,788)
                                        ----------         ---------            --------          ----------         -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                            587,142                 -                   -                   -                   -
   Investments                             618,772           (38,808)               (100)             39,791             294,214
Net change in unrealized
   appreciation (depreciation) on
   investments                            (710,069)          737,185              (1,250)            670,450           2,042,724
                                        ----------         ---------            --------          ----------         -----------
Net realized and unrealized gain
   (loss)                                  495,845           698,377              (1,350)            710,241           2,336,938
                                        ----------         ---------            --------          ----------         -----------

Net increase (decrease) in net
   assets from operations               $  586,734         $ 660,494            $ (1,520)         $  567,808         $ 2,149,150
-----------------------------------     ==========         =========            ========          ==========         ===========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    12

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                            JNL/                                                                       JNL/Franklin
                                       Credit Suisse        JNL/Eagle          JNL/Eagle         JNL/Franklin           Templeton
                                         Long/Short        Core Equity      SmallCap Equity    Templeton Founding     Global Growth
                                        Portfolio(a)        Portfolio          Portfolio     Strategy Portfolio(a)     Portfolio(a)
                                       -------------       -----------      ---------------  ---------------------    -------------
Investment income
   Dividends                             $      -          $   84,864        $    143,469        $          -          $   33,564
                                         --------          ----------        ------------        ------------          ----------

Expenses
   Insurance charges (Note 3)               6,332              76,774             111,995             267,595              45,247
                                         --------          ----------        ------------        ------------          ----------
Total expenses                              6,332              76,774             111,995             267,595              45,247
                                         --------          ----------        ------------        ------------          ----------
Net investment income (loss)               (6,332)              8,090              31,474            (267,595)            (11,683)
                                         --------          ----------        ------------        ------------          ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                 -             579,127             937,098                   -                   -
   Investments                               (751)            193,360             646,543            (105,376)            (12,355)
Net change in unrealized
   appreciation (depreciation) on
   investments                              3,577            (822,157)         (1,018,641)           (763,710)           (208,297)
                                         --------          ----------        ------------        ------------          ----------
Net realized and unrealized gain
   (loss)                                   2,826             (49,670)            565,000            (869,086)           (220,652)
                                         --------          ----------        ------------        ------------          ----------

Net increase (decrease) in net
   assets from operations                $ (3,506)         $  (41,580)       $    596,474        $ (1,136,681)         $ (232,335)
-----------------------------------      ========          ==========        ============        ============          ==========

                                                                              JNL/Franklin            JNL/                JNL/
                                       JNL/Franklin        JNL/Franklin        Templeton          Goldman Sachs      Goldman Sachs
                                         Templeton       Templeton Mutual      Small Cap            Core Plus           Mid Cap
                                     Income Portfolio  Shares Portfolio(a)  Value Portfolio      Bond Portfolio     Value Portfolio
                                     ----------------  -------------------  ---------------      --------------     ---------------
Investment income
   Dividends                           $    911,816        $        -         $   79,282            $ 487,606         $   96,898
                                       ------------        ----------         ----------            ---------         ----------

Expenses
   Insurance charges (Note 3)               395,044            66,264             52,072              239,176             86,869
                                       ------------        ----------         ----------            ---------         ----------
Total expenses                              395,044            66,264             52,072              239,176             86,869
                                       ------------        ----------         ----------            ---------         ----------
Net investment income (loss)                516,772           (66,264)            27,210              248,430             10,029
                                       ------------        ----------         ----------            ---------         ----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                              25,815                 -             73,376                    -             58,835
   Investments                              116,738           (24,492)            52,025              128,151            272,073
Net change in unrealized
   appreciation (depreciation) on
   investments                           (1,212,982)         (223,209)          (496,777)             310,137           (466,163)
                                       ------------        ----------         ----------            ---------         ----------
Net realized and unrealized gain
   (loss)                                (1,070,429)         (247,701)          (371,376)             438,288           (135,255)
                                       ------------        ----------         ----------            ---------         ----------

Net increase (decrease) in net
   assets from operations              $   (553,657)       $ (313,965)        $ (344,166)           $ 686,718         $ (125,226)
-----------------------------------    ============        ==========         ==========            =========         ==========

(a)   Commencement of operations January 16, 2007.

                    See notes to the financial statements.                    13

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                    JNL/                                           JNL/JPMorgan
                                                Goldman Sachs    JNL/JPMorgan      JNL/JPMorgan   U.S. Government      JNL/Lazard
                                               Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                               Bond Portfolio   Value Portfolio     Portfolio        Portfolio         Portfolio
                                               --------------   ---------------   -------------   ---------------   ----------------
Investment income
   Dividends                                     $ 102,553        $  1,525,731      $        -       $ 340,475         $    10,522
                                                 ---------        ------------      ----------       ---------         -----------
Expenses
   Insurance charges (Note 3)                       53,703             486,101          97,964         170,159              80,712
                                                 ---------        ------------      ----------       ---------         -----------
Total expenses                                      53,703             486,101          97,964         170,159              80,712
                                                 ---------        ------------      ----------       ---------         -----------
Net investment income (loss)                        48,850           1,039,630         (97,964)        170,316             (70,190)
                                                 ---------        ------------      ----------       ---------         -----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               -             914,670               -               -                   -
   Investments                                      42,501           2,060,068         (98,572)        124,547             307,509
Net change in unrealized appreciation
  (depreciation) on investments                    (14,900)         (2,084,497)        482,465         128,705             753,815
                                                 ---------        ------------      ----------       ---------         -----------
Net realized and unrealized gain (loss)             27,601             890,241         383,893         253,252           1,061,324
                                                 ---------        ------------      ----------       ---------         -----------
Net increase (decrease) in net assets
  from operations                                $  76,451        $  1,929,871      $  285,929       $ 423,568         $   991,134
-------------------------------------------      =========        ============      ==========       =========         ===========

                                                JNL/Lazard        JNL/Lazard         JNL/MCM                            JNL/MCM
                                                  Mid Cap          Small Cap         10 x 10          JNL/MCM          Bond Index
                                              Value Portfolio   Value Portfolio    Portfolio(a)     25 Portfolio       Portfolio
                                              ---------------   ---------------   -------------     ------------       ----------
Investment income
   Dividends                                    $    694,334     $    336,725       $        -      $    245,028        $ 839,978
                                                ------------     ------------       ----------      ------------        ---------
Expenses
   Insurance charges (Note 3)                        232,987          148,243           28,349           346,045          337,660
                                                ------------     ------------       ----------      ------------        ---------
Total expenses                                       232,987          148,243           28,349           346,045          337,660
                                                ------------     ------------       ----------      ------------        ---------
Net investment income (loss)                         461,347          188,482          (28,349)         (101,017)         502,318
                                                ------------     ------------       ----------      ------------        ---------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         1,255,301          429,589                -           254,956                -
   Investments                                       144,903          (68,398)             261         1,370,053           63,122
Net change in unrealized appreciation
  (depreciation) on investments                   (2,578,376)      (1,252,627)        (211,878)       (1,681,100)         293,603
                                                ------------     ------------       ----------      ------------        ---------
Net realized and unrealized gain (loss)           (1,178,172)        (891,436)        (211,617)          (56,091)         356,725
                                                ------------     ------------       ----------      ------------        ---------
Net increase (decrease) in net assets
  from operations                               $   (716,825)    $   (702,954)      $ (239,966)     $   (157,108)       $ 859,043
-------------------------------------------     ============     ============       ==========      ============        =========

(a) Commencement of operations April 30, 2007.

                    See notes to the financial statements.                    14

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                 JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM
                                             Communications   Consumer Brands        Dow 10         Dow Dividend     Dow Dividend
                                            Sector Portfolio  Sector Portfolio  Portfolio (NY)(b)   Portfolio(c)   Portfolio (NY)(d)
                                            ----------------  ----------------  -----------------   ------------   -----------------
Investment income
   Dividends                                   $  177,430        $    6,258        $          -     $         -       $         -
                                               ----------        ----------        ------------     ------------      ------------
Expenses
   Insurance charges (Note 3)                      73,569            15,182             154,646           29,663           340,900
                                               ----------        ----------        ------------     ------------      ------------
Total expenses                                     73,569            15,182             154,646           29,663           340,900
                                               ----------        ----------        ------------     ------------      ------------
Net investment income (loss)                      103,861            (8,924)           (154,646)         (29,663)         (340,900)
                                               ----------        ----------        ------------     ------------      ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         55,004            38,081                   -                -                 -
   Investments                                    320,491            13,740           6,541,242           (6,057)          726,571
Net change in unrealized appreciation
  (depreciation) on investments                  (477,636)         (144,822)         (5,092,543)      (1,121,685)       (1,646,133)
                                               ----------        ----------        ------------     ------------      ------------
Net realized and unrealized gain (loss)          (102,141)          (93,001)          1,448,699       (1,127,742)         (919,562)
                                               ----------        ----------        ------------     ------------      ------------
Net increase (decrease) in net assets
  from operations                              $    1,720        $ (101,925)       $  1,294,053     $ (1,157,405)     $ (1,260,462)
------------------------------------------     ==========        ==========        ============     ============      ============

                                                 JNL/MCM
                                                 Enhanced         JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM
                                              S&P 500 Stock      Financial          Global 15         Healthcare        Index 5
                                             Index Portfolio  Sector Portfolio  Portfolio (NY)(b)  Sector Portfolio   Portfolio(a)
                                             ---------------  ----------------  -----------------  ----------------   ------------
Investment income
   Dividends                                   $   69,099        $   48,222       $          -        $  44,989        $        -
                                               ----------        ----------       -------------       ---------        ----------
Expenses
   Insurance charges (Note 3)                     123,539            51,731             263,259         107,307            17,487
                                               ----------        ----------       -------------       ---------        ----------
Total expenses                                    123,539            51,731             263,259         107,307            17,487
                                               ----------        ----------       -------------       ---------        ----------
Net investment income (loss)                      (54,440)           (3,509)           (263,259)        (62,318)          (17,487)
                                               ----------        ----------       -------------       ---------        ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies        109,970           120,959                   -         184,241                 -
   Investments                                    236,898            27,313          13,523,470         148,132           (91,142)
Net change in unrealized appreciation
  (depreciation) on investments                  (355,395)         (689,931)        (10,582,665)         (9,518)          (34,697)
                                               ----------        ----------       -------------       ---------        ----------
Net realized and unrealized gain (loss)            (8,527)         (541,659)          2,940,805         322,855          (125,839)
                                               ----------        ----------       -------------       ---------        ----------
Net increase (decrease) in net assets
  from operations                              $  (62,967)       $ (545,168)      $   2,677,546       $ 260,537        $ (143,326)
------------------------------------------     ==========        ==========       =============       =========        ==========

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    15

JNLNY Separate Account I

Statements of Operations
For the Year Ended December 31, 2007

                                             JNL/MCM             JNL/MCM          JNL/MCM             JNL/MCM          JNL/MCM
                                          International           JNL 5         JNL Optimized        Nasdaq 15         Nasdaq 25
                                         Index Portfolio        Portfolio        5 Portfolio     Portfolio (NY)(d)   Portfolio(c)
                                         ---------------      ------------      -------------    -----------------   ------------
Investment income
   Dividends                               $ 1,156,396        $  7,738,066       $   424,809         $       -         $       -
                                           -----------        ------------       -----------         ---------         ---------
Expenses
   Insurance charges (Note 3)                  687,144           6,002,097           247,566            62,289             7,475
                                           -----------        ------------       -----------         ---------         ---------
Total expenses                                 687,144           6,002,097           247,566            62,289             7,475
                                           -----------        ------------       -----------         ---------         ---------
Net investment income (loss)                   469,252           1,735,969           177,243           (62,289)           (7,475)
                                           -----------        ------------       -----------         ---------         ---------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 466,895             306,300            53,575                 -                 -
   Investments                               1,415,100           8,158,414           799,580           761,232             9,735
Net change in unrealized
   appreciation (depreciation) on
   investments                                 220,721         (19,241,953)          207,975          (227,679)          155,959
                                           -----------        ------------       -----------         ---------         ---------
Net realized and unrealized gain
   (loss)                                    2,102,716         (10,777,239)        1,061,130           533,553           165,694
                                           -----------        ------------       -----------         ---------         ---------
Net increase (decrease) in net
   assets from operations                  $ 2,571,968        $ (9,041,270)      $ 1,238,373         $ 471,264         $ 158,219
-----------------------------------        ===========        ============       ===========         =========         =========

                                             JNL/MCM              JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                        NYSE International       Oil & Gas           S&P 10            S&P 24           S&P 24
                                         25 Portfolio(a)     Sector Portfolio   Portfolio (NY)(b)   Portfolio(c)   Portfolio (NY)(d)
                                        ------------------   ----------------   -----------------   ------------   -----------------
Investment income
   Dividends                                 $ 125,148          $   175,634        $         -       $       -        $        -
                                             ---------          -----------        -----------       ---------        ----------
Expenses
   Insurance charges (Note 3)                   23,666              322,583            159,104             996            18,853
                                             ---------          -----------        -----------       ---------        ----------
Total expenses                                  23,666              322,583            159,104             996            18,853
                                             ---------          -----------        -----------       ---------        ----------
Net investment income (loss)                   101,482             (146,949)          (159,104)           (996)          (18,853)
                                             ---------          -----------        -----------       ---------        ----------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                       -            1,027,128                  -               -                 -
   Investments                                   7,347            1,721,352          6,490,923             (18)          164,980
Net change in unrealized
   appreciation (depreciation) on
   investments                                  89,506            1,877,108         (5,590,565)         (9,905)          (45,920)
                                             ---------          -----------        -----------       ---------        ----------
Net realized and unrealized gain
   (loss)                                       96,853            4,625,588            900,358          (9,923)          119,060
                                             ---------          -----------        -----------       ---------        ----------
Net increase (decrease) in net assets
   from operations                           $ 198,335          $ 4,478,639        $   741,254       $ (10,919)       $  100,207
-------------------------------------        =========          ===========        ===========       =========        ==========

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    16

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                           JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM           JNL/MCM
                                       S&P 400 MidCap        S&P 500          S&P SMid       Select Small-Cap      Small Cap
                                       Index Portfolio   Index Portfolio   60 Portfolio(a)       Portfolio      Index Portfolio
                                       ---------------   ---------------   ---------------   ----------------   ---------------
Investment income
   Dividends                             $   377,087       $   609,382         $ 33,824        $    867,880      $    380,876
                                         -----------       -----------         --------        ------------      ------------
Expenses
   Insurance charges (Note 3)                552,822           782,547           18,315             255,621           486,778
                                         -----------       -----------         --------        ------------      ------------
Total expenses                               552,822           782,547           18,315             255,621           486,778
                                         -----------       -----------         --------        ------------      ------------
Net investment income (loss)                (175,735)         (173,165)          15,509             612,259          (105,902)
                                         -----------       -----------         --------        ------------      ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                             2,118,924           393,688                -             141,171         1,348,608
   Investments                               831,797           988,412          104,778             (48,117)          493,951
Net change in unrealized
   appreciation (depreciation) on
   investments                            (1,420,733)         (156,473)        (104,023)         (2,227,411)       (2,882,911)
                                         -----------       -----------         --------        ------------      ------------
Net realized and unrealized gain
   (loss)                                  1,529,988         1,225,627              755          (2,134,357)       (1,040,352)
                                         -----------       -----------         --------        ------------      ------------

Net increase (decrease) in net
   assets from operations                $ 1,354,253       $ 1,052,462         $ 16,264        $ (1,522,098)     $ (1,146,254)
------------------------------------     ===========       ===========         ========        ============      ============


                                                                                                                   JNL/
                                          JNL/MCM             JNL/MCM           JNL/MCM                       Oppenheimer
                                         Technology        Value Line 25     Value Line 30       JNL/MCM      Global Growth
                                      Sector Portfolio   Portfolio (NY)(c)    Portfolio(b)    VIP Portfolio     Portfolio
                                      ----------------   -----------------   --------------   -------------   -------------
Investment income
   Dividends                              $   2,463         $         -        $        -      $ 1,098,568    $    181,931
                                          ---------         -----------        ----------      -----------    ------------
Expenses
   Insurance charges (Note 3)                57,734             861,089           101,519          365,574         283,979
                                          ---------         -----------        ----------      -----------    ------------
Total expenses                               57,734             861,089           101,519          365,574         283,979
                                          ---------         -----------        ----------      -----------    ------------
Net investment income (loss)                (55,271)           (861,089)         (101,519)         732,994        (102,048)
                                          ---------         -----------        ----------      -----------    ------------
Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                               72,772                   -                 -           53,064       1,112,484
   Investments                              157,830          13,691,371           (19,311)         918,217         683,774
Net change in unrealized
   appreciation (depreciation) on
    investments                              97,515          (5,464,960)         (229,066)      (1,112,805)   $ (1,140,609)
                                          ---------         -----------        ----------      -----------    ------------
Net realized and unrealized gain
   (loss)                                   328,117           8,226,411          (248,377)        (141,524)        655,649
                                          ---------         -----------        ----------      -----------    ------------

Net increase (decrease) in net
   assets from operations                 $ 272,846         $ 7,365,322        $ (349,896)     $   591,470    $    553,601
-----------------------------------       =========         ===========        ==========      ===========    ============

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    17

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                        JNL/            JNL/
                                                    JNL/              JNL/PIMCO        JNL/PIMCO    PPM America     PPM America
                                                Oppenheimer          Real Return     Total Return   Core Equity      High Yield
                                            Growth Portfolio(b)     Portfolio(a)    Bond Portfolio   Portfolio     Bond Portfolio
                                            -------------------     ------------    --------------  -----------    --------------
Investment income
   Dividends                                     $  189,428          $       -        $ 1,517,676   $    9,849       $ 1,496,769
                                                 ----------          ---------        -----------   ----------       -----------
Expenses
   Insurance charges (Note 3)                        13,775             25,852            556,341       42,003           324,705
                                                 ----------          ---------        -----------   ----------       -----------
Total expenses                                       13,775             25,852            556,341       42,003           324,705
                                                 ----------          ---------        -----------   ----------       -----------
Net investment income (loss)                        175,653            (25,852)           961,335      (32,154)        1,172,064
                                                 ----------          ---------        -----------   ----------       -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          271,443                  -             42,490            -                 -
   Investments                                      (24,743)            17,572            (55,622)      49,030          (285,714)
Net change in unrealized appreciation
   (depreciation) on investments                   (244,517)           161,817            974,843     (255,400)       (1,757,967)
                                                 ----------          ---------        -----------   ----------       -----------
Net realized and unrealized gain (loss)               2,183            179,389            961,711     (206,370)       (2,043,681)
                                                 ----------          ---------        -----------   ----------       -----------

Net increase (decrease) in net assets
   from operations                               $  177,836          $ 153,537        $ 1,923,046   $ (238,524)      $  (871,617)
------------------------------------------       ==========          =========        ===========   ==========       ===========

                                                    JNL/                                              JNL/S&P
                                                 PPM America        JNL/Putnam                      Competitive        JNL/S&P
                                                Value Equity          Midcap          JNL/S&P 4      Advantage       Disciplined
                                                  Portfolio     Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                                ------------    -------------------  ------------  ------------  -------------------
Investment income
   Dividends                                     $   32,763         $        -         $      -     $   1,572         $       -
                                                 ----------         ----------         --------     ---------         ---------
Expenses
   Insurance charges (Note 3)                        88,833             35,561               80         2,688             8,166
                                                 ----------         ----------         --------     ---------         ---------
Total expenses                                       88,833             35,561               80         2,688             8,166
                                                 ----------         ----------         --------     ---------         ---------
Net investment income (loss)                        (56,070)           (35,561)             (80)       (1,116)           (8,166)
                                                 ----------         ----------         --------     ---------         ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                -                  -                -             -                 -
   Investments                                      422,069            378,659             (158)         (107)              968
Net change in unrealized appreciation
   (depreciation) on investments                   (644,365)          (384,940)            (769)      (49,682)           19,559
                                                 ----------         ----------         --------     ---------         ---------
Net realized and unrealized gain (loss)            (222,296)            (6,281)            (927)      (49,789)           20,527
                                                 ----------         ----------         --------     ---------         ---------

Net increase (decrease) in net assets
   from operations                               $ (278,366)        $  (41,842)        $ (1,007)    $ (50,905)        $  12,361
------------------------------------------       ==========         ==========         ========     =========         =========

(a) Commencement of operations January 16, 2007.

(b) The period is from January 1, 2007 through acquisition April 27, 2007.

(c) Commencement of operations December 3, 2007.

(d) The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    18

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                            JNL/S&P
                                                      JNL/              JNL/S&P             JNL/S&P         Growth       JNL/S&P
                                                 S&P Disciplined      Disciplined       Dividend Income   Retirement    Intrinsic
                                                     Moderate           Moderate            & Growth       Strategy       Value
                                                   Portfolio(a)   Growth Portfolio(a)     Portfolio(b)   Portfolio(a)  Portfolio(b)
                                                 ---------------  -------------------   ---------------  ------------  -----------
Investment income
   Dividends                                        $       -          $       -             $   76       $   7,599         $ -
                                                    ---------          ---------             ------       ---------         ---

Expenses
   Insurance charges (Note 3)                           4,413             10,838                 63             462           -
                                                    ---------          ---------             ------       ---------         ---
Total expenses                                          4,413             10,838                 63             462           -
                                                    ---------          ---------             ------       ---------         ---
Net investment income (loss)                           (4,413)           (10,838)                13           7,137           -
                                                    ---------          ---------             ------       ---------         ---

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                  -                  -                  -               -           -
   Investments                                          1,094              2,933                  -              (7)          -
Net change in unrealized appreciation
   (depreciation) on investments                        6,804              7,859               (689)        (11,824)          -
                                                    ---------          ---------             ------       ---------         ---
Net realized and unrealized gain (loss)                 7,898             10,792               (689)        (11,831)          -
                                                    ---------          ---------             ------       ---------         ---

Net increase (decrease) in net assets
   from operations                                  $   3,485          $     (46)            $ (676)      $  (4,694)        $ -
------------------------------------------          =========          =========             ======       =========         ===

                                                                                                                           JNL/
                                                       JNL/                JNL/                               JNL/      S&P Managed
                                                   S&P Managed        S&P Managed            JNL/         S&P Managed    Moderate
                                                    Aggressive        Conservative        S&P Managed      Moderate      Growth
                                                 Growth Portfolio      Portfolio       Growth Portfolio    Portfolio    Portfolio
                                                 ----------------     ------------     ----------------   -----------  ------------
Investment income
   Dividends                                       $ 1,285,260         $   511,601       $ 1,772,811      $ 1,071,999   $ 2,315,549
                                                   -----------         -----------       -----------      -----------   -----------

Expenses
   Insurance charges (Note 3)                        1,325,464             255,928         1,834,715          650,429     1,912,298
                                                   -----------         -----------       -----------      -----------   -----------
Total expenses                                       1,325,464             255,928         1,834,715          650,429     1,912,298
                                                   -----------         -----------       -----------      -----------   -----------
Net investment income (loss)                           (40,204)            255,673           (61,904)         421,570       403,251
                                                   -----------         -----------       -----------      -----------   -----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                   -             419,284         5,121,834          926,961     5,670,183
   Investments                                       3,211,995             209,655         2,938,380          548,180     2,395,844
Net change in unrealized appreciation
   (depreciation) on investments                     1,412,314            (274,706)       (1,560,997)         (55,073)   (1,908,989)
                                                   -----------         -----------       -----------      -----------   -----------
Net realized and unrealized gain (loss)              4,624,309             354,233         6,499,217        1,420,068     6,157,038
                                                   -----------         -----------       -----------      -----------   -----------

Net increase (decrease) in net assets
   from operations                                 $ 4,584,105         $   609,906       $ 6,437,313      $ 1,841,638   $ 6,560,289
------------------------------------------         ===========         ===========       ===========      ===========   ===========

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    19

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                            JNL/S&P               JNL/S&P
                                        Moderate Growth           Moderate           JNL/S&P          JNL/S&P          JNL/S&P
                                           Retirement       Retirement Strategy  Retirement 2015  Retirement 2020  Retirement 2025
                                     Strategy Portfolio(a)      Portfolio(a)        Portfolio        Portfolio        Portfolio
                                     ---------------------  -------------------  ---------------  ---------------  ---------------
Investment income
   Dividends                                  $ -                   $ -             $  5,235         $  2,854         $  2,129
                                              ---                   ---             --------         --------         --------

Expenses
   Insurance charges (Note 3)                   -                     -               15,104           12,650            7,227
                                              ---                   ---             --------         --------         --------
Total expenses                                  -                     -               15,104           12,650            7,227
                                              ---                   ---             --------         --------         --------
Net investment income (loss)                    -                     -               (9,869)          (9,796)          (5,098)
                                              ---                   ---             --------         --------         --------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment                -                     -                5,971            4,588            2,808
     companies
   Investments                                  -                     -                2,426            1,745            7,558
Net change in unrealized
  appreciation (depreciation)
  on investments                                -                     -               55,874           42,967           16,578
                                              ---                   ---             --------         --------         --------
Net realized and unrealized gain
  (loss)                                        -                     -               64,271           49,300           26,944
                                              ---                   ---             --------         --------         --------

Net increase (decrease) in net
  assets from operations                      $ -                   $ -             $ 54,402         $ 39,504         $ 21,846
-----------------------------------           ===                   ===             ========         ========         ========

                                              JNL/
                                         S&P Retirement           JNL/S&P           JNL/Select       JNL/Select          JNL/
                                             Income             Total Yield          Balanced       Money Market     Select Value
                                           Portfolio            Portfolio(b)        Portfolio        Portfolio        Portfolio
                                         --------------         ------------        ----------      ------------     ------------
Investment income
   Dividends                                $  24,086                $ -            $  407,384       $ 884,262        $  440,055
                                            ---------                ---            ----------       ---------        ----------

Expenses
   Insurance charges (Note 3)                  40,257                  -               276,724         357,940           198,931
                                            ---------                ---            ----------       ---------        ----------
Total expenses                                 40,257                  -               276,724         357,940           198,931
                                            ---------                ---            ----------       ---------        ----------
Net investment income (loss)                  (16,171)                 -               130,660         526,322           241,124
                                            ---------                ---            ----------       ---------        ----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment                7,354                  -               580,481               -           594,681
     companies
   Investments                                 16,664                  -               626,444               1           421,593
Net change in unrealized
  appreciation (depreciation) on
  investments                                 109,642                  -              (627,440)             (1)         (801,661)
                                            ---------                ---            ----------       ---------        ----------
Net realized and unrealized gain
  (loss)                                      133,660                  -               579,485               -           214,613
                                            ---------                ---            ----------       ---------        ----------

Net increase (decrease) in net
  assets from operations                    $ 117,489                $ -            $  710,145       $ 526,322        $  455,737
-----------------------------------         =========                ===            ==========       =========        ==========

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    20

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2007

                                                      JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                                  Price Established     Price Mid-Cap     Price Value
                                                   Growth Portfolio   Growth Portfolio     Portfolio
                                                  -----------------   ----------------   -------------
Investment income
   Dividends                                         $   355,403        $   605,342      $    703,351
                                                     -----------        -----------      ------------

Expenses
   Insurance charges (Note 3)                            551,747            581,959           536,805
                                                     -----------        -----------      ------------
Total expenses                                           551,747            581,959           536,805
                                                     -----------        -----------      ------------
Net investment income (loss)                            (196,344)            23,383           166,546
                                                     -----------        -----------      ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies             2,019,518          3,652,420         1,464,362
   Investments                                         1,123,687          1,153,685           988,509
Net change in unrealized appreciation
   (depreciation) on investments                        (636,523)          (684,359)       (3,073,565)
                                                     -----------        -----------      ------------
Net realized and unrealized gain (loss)                2,506,682          4,121,746          (620,694)
                                                     -----------        -----------      ------------

Net increase (decrease) in net assets
   from operations                                   $ 2,310,338        $ 4,145,129      $   (454,148)
------------------------------------------           ===========        ===========      ============

                    See notes to the financial statements.                    21

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/AIM           JNL/AIM         JNL/AIM         JNL/AIM
                                               International       Large Cap      Real Estate      Small Cap          JNL/Alger
                                             Growth Portfolio  Growth Portfolio    Portfolio    Growth Portfolio Growth Portfolio(b)
                                             ----------------  ----------------  -------------  ---------------- -------------------
Operations
   Net investment income (loss)               $     (1,040)      $   (93,540)    $     74,963    $   (61,357)       $    (20,241)
   Net realized gain (loss) on investments         556,631           546,955          335,727        600,013             983,245
   Net change in unrealized appreciation
     (depreciation) on investments                 126,731           367,499       (2,477,369)      (187,063)           (465,570)
                                              ------------       -----------     ------------     ----------        ------------
Net increase (decrease) in net assets from
   operations                                      682,322           820,914       (2,066,679)       351,593             497,434
                                              ------------       -----------     ------------     ----------        ------------
Contract transactions (1)
   Purchase payments (Note 4)                    3,817,674         1,017,600        3,695,933        852,070             137,601
   Surrenders and terminations                    (970,294)         (449,330)        (607,051)      (443,484)           (369,860)
   Transfers between portfolios                  2,708,382           (19,506)      (1,800,278)      (809,563)         (6,520,553)
   Net annuitization transactions                        -                 -                -              -                   -
   Policyholder charges (Note 3)                    (7,507)           (7,931)         (12,119)        (7,198)             (1,954)
                                              ------------       -----------     ------------     ----------        ------------
Net increase (decrease) in net assets from
   contract transactions                         5,548,255           540,833        1,276,485       (408,175)         (6,754,766)
                                              ------------       -----------     ------------     ----------        ------------
Net increase (decrease) in net assets            6,230,577         1,361,747         (790,194)       (56,582)         (6,257,332)

Net assets beginning of period                   8,156,725         6,041,765        7,640,135      3,987,004           6,257,332
                                              ------------       -----------     ------------    -----------        ------------
Net assets end of period                      $ 14,387,302       $ 7,403,512     $  6,849,941    $ 3,930,422        $          -
-------------------------------------------   ============       ===========     ============    ===========        ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             519,421           496,536          493,717        286,654             482,366

   Units Issued                                    503,437           160,041          799,285        131,238              13,709
   Units Redeemed                                 (207,082)         (121,196)        (763,244)      (160,115)           (496,075)
                                              ------------       -----------     ------------     ----------        ------------
Units Outstanding at December 31, 2007             815,776           535,381          529,758        257,777                   -
                                              ============       ===========     ============    ===========        ============

                                               JNL/Capital        JNL/Capital        JNL/Capital      JNL/Capital  JNL/Credit Suisse
                                             Guardian Global    Guardian Global        Guardian      Guardian U.S.  Global Natural
                                                 Balanced         Diversified    International Small Growth Equity     Resources
                                                Portfolio     Research Portfolio   Cap Portfolio(c)    Portfolio     Portfolio(a)
                                             ---------------  ------------------ ------------------- ------------- -----------------
Operations
   Net investment income (loss)               $     90,889        $  (37,883)         $    (170)      $  (142,433)   $   (187,788)
   Net realized gain (loss) on investments       1,205,914           (38,808)              (100)           39,791         294,214
   Net change in unrealized appreciation
     (depreciation) on investments                (710,069)          737,185             (1,250)          670,450       2,042,724
                                              ------------       -----------          ---------       -----------    ------------
Net increase (decrease) in net assets from
   operations                                      586,734           660,494             (1,520)          567,808       2,149,150
                                              ------------       -----------          ---------       -----------    ------------

Contract transactions (1)
   Purchase payments (Note 4)                    2,178,481           863,343             31,208         1,448,592       3,492,318
   Surrenders and terminations                  (1,188,590)         (817,736)                 -          (929,168)       (339,046)
   Transfers between portfolios                    722,260         1,409,363            125,175           794,859      16,857,013
   Net annuitization transactions                        -                 -                  -                 -               -
   Policyholder charges (Note 3)                   (13,512)           (3,770)                 -            (8,854)         (2,125)
                                              ------------       -----------          ---------       -----------    ------------
Net increase (decrease) in net assets from
   contract transactions                         1,698,639         1,451,200            156,383         1,305,429      20,008,160
                                              ------------       -----------          ---------       -----------    ------------
Net increase (decrease) in net assets            2,285,373         2,111,694            154,863         1,873,237      22,157,310

Net assets beginning of period                  10,268,216         3,675,647                  -         7,526,107               -
                                              ------------       -----------          ---------       -----------    ------------
Net assets end of period                      $ 12,553,589       $ 5,787,341          $ 154,863       $ 9,399,344    $ 22,157,310
-------------------------------------------   ============       ===========          =========       ===========    ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             858,919           273,227                  -           528,082               -

   Units Issued                                    417,730           112,051             17,097           161,245       1,993,268
   Units Redeemed                                 (286,580)          (86,233)            (1,384)         (152,708)       (370,782)
                                              ------------       -----------          ---------       -----------    ------------
Units Outstanding at December 31, 2007             990,069           299,045             15,713           536,619       1,622,486
                                              ============       ===========          =========       ===========    ============

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    22

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/                                                                  JNL/Franklin
                                             Credit Suisse    JNL/Eagle        JNL/Eagle           JNL/Franklin         Templeton
                                              Long/Short     Core Equity    SmallCap Equity     Templeton Founding    Global Growth
                                             Portfolio(a)     Portfolio        Portfolio      Strategy Portfolio(a)    Portfolio(a)
                                             -------------   ------------   ---------------   ---------------------   -------------
Operations
   Net investment income (loss)                $  (6,332)    $     8,090     $     31,474         $   (267,595)        $   (11,683)
   Net realized gain (loss) on investments          (751)        772,487        1,583,641             (105,376)            (12,355)
   Net change in unrealized appreciation
     (depreciation) on investments                 3,577        (822,157)      (1,018,641)            (763,710)           (208,297)
                                               ---------     -----------     ------------         ------------         -----------
Net increase (decrease) in net assets from
   operations                                    (3,506)         (41,580)         596,474           (1,136,681)           (232,335)
                                               ---------     -----------     ------------         ------------         -----------

Contract transactions (1)
   Purchase payments (Note 4)                    225,852         201,731        1,834,403           27,725,063           1,590,011
   Surrenders and terminations                    (4,384)       (464,716)        (670,899)            (504,503)           (102,182)
   Transfers between portfolios                  299,710        (176,484)        (305,389)          10,427,772           3,486,082
   Net annuitization transactions                      -               -                -                    -                   -
   Policyholder charges (Note 3)                      (3)         (4,637)          (8,501)              (4,464)             (1,788)
                                               ---------     -----------     ------------         ------------         -----------
Net increase (decrease) in net assets from
   contract transactions                         521,175        (444,106)         849,614           37,643,868           4,972,123
                                               ---------     -----------     ------------         ------------         -----------
Net increase (decrease) in net assets            517,669        (485,686)       1,446,088           36,507,187           4,739,788

Net assets beginning of period                         -       4,579,914        5,301,358                    -                   -
                                               ---------     -----------     ------------         ------------         -----------
Net assets end of period                       $ 517,669     $ 4,094,228     $  6,747,446         $ 36,507,187         $ 4,739,788
-------------------------------------------    =========     ===========     ============         ============         ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 -         314,335          272,762                    -                   -

   Units Issued                                  128,746          35,049          200,582            4,214,478             530,075
   Units Redeemed                                (80,238)        (63,567)        (177,230)            (536,849)            (50,770)
                                               ---------     -----------     ------------         ------------         -----------
Units Outstanding at December 31, 2007            48,508         285,817          296,114            3,677,629             479,305
                                               =========     ===========     ============         ============         ===========

                                                                                     JNL/Franklin         JNL/            JNL/
                                               JNL/Franklin       JNL/Franklin         Templeton      Goldman Sachs   Goldman Sachs
                                                 Templeton      Templeton Mutual       Small Cap        Core Plus        Mid Cap
                                             Income Portfolio  Shares Portfolio(a)  Value Portfolio  Bond Portfolio  Value Portfolio
                                             ----------------  -------------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)               $    516,772       $   (66,264)         $    27,210     $    248,430     $    10,029
   Net realized gain (loss) on investments         142,553           (24,492)             125,401          128,151         330,908
   Net change in unrealized appreciation
     (depreciation) on investments              (1,212,982)         (223,209)            (496,777)         310,137        (466,163)
                                              ------------       -----------          -----------     ------------     -----------
Net increase (decrease) in net assets from
   operations                                     (553,657)         (313,965)            (344,166)         686,718        (125,226)
                                              ------------       -----------          -----------     ------------     -----------

Contract transactions (1)
   Purchase payments (Note 4)                   11,087,254         5,831,097            1,199,833        3,663,106       1,880,846
   Surrenders and terminations                  (1,856,852)         (136,580)            (176,701)        (905,773)       (205,245)
   Transfers between portfolios                 14,183,732         1,782,722              219,400        1,200,804         866,944
   Net annuitization transactions                        -                 -                    -           (3,423)              -
   Policyholder charges (Note 3)                   (35,771)           (1,851)              (2,094)          (8,770)         (3,798)
                                              ------------       -----------          -----------     ------------     -----------
Net increase (decrease) in net assets from
   contract transactions                        23,378,363         7,475,388            1,240,438        3,945,944       2,538,747
                                              ------------       -----------          -----------     ------------     -----------
Net increase (decrease) in net assets           22,824,706         7,161,423              896,272        4,632,662       2,413,521

Net assets beginning of period                   5,251,010                 -            1,909,317       10,766,740       1,795,542
                                              ------------       -----------          -----------     ------------     -----------
Net assets end of period                      $ 28,075,716       $ 7,161,423          $ 2,805,589     $ 15,399,402     $ 4,209,063
-------------------------------------------   ============       ===========          ===========     ============     ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006             484,184                 -              152,350          612,829         140,902

   Units Issued                                  2,816,606           824,199              255,369          437,621         803,638
   Units Redeemed                                 (715,136)          (98,056)            (165,807)        (223,606)       (617,850)
                                              ------------       -----------          -----------     ------------     -----------
Units Outstanding at December 31, 2007           2,585,654           726,143              241,912          826,844         326,690
                                              ============       ===========          ===========     ============     ===========

(a)   Commencement of operations January 16, 2007.

                    See notes to the financial statements.                    23

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/                                            JNL/JPMorgan
                                             Goldman Sachs     JNL/JPMorgan      JNL/JPMorgan   U.S. Government      JNL/Lazard
                                             Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                             Bond Portfolio   Value Portfolio     Portfolio        Portfolio         Portfolio
                                             --------------   ---------------   -------------   ---------------   ----------------
Operations
   Net investment income (loss)               $    48,850      $  1,039,630      $   (97,964)     $   170,316       $    (70,190)
   Net realized gain (loss) on investments         42,501         2,974,738          (98,572)         124,547            307,509
   Net change in unrealized appreciation
      (depreciation) on investments               (14,900)       (2,084,497)         482,465          128,705            753,815
                                              -----------      ------------      -----------      -----------       ------------
Net increase (decrease) in net assets
   from operations                                 76,451         1,929,871          285,929          423,568            991,134
                                              -----------      ------------      -----------      -----------       ------------
Contract transactions (1)
   Purchase payments (Note 4)                   1,322,030         7,870,665          523,884        2,233,654          3,722,819
   Surrenders and terminations                   (113,804)       (1,581,760)      (1,135,239)      (1,251,590)          (153,757)
   Transfers between portfolios                   884,128         3,763,777        2,626,848            1,204          4,003,790
   Net annuitization transactions                       -                 -           (4,173)          (3,243)                 -
   Policyholder charges (Note 3)                     (582)          (20,288)          (7,995)         (13,681)            (2,445)
                                              -----------      ------------      -----------      -----------       ------------
Net increase (decrease) in net assets from
   contract transactions                        2,091,772        10,032,394        2,003,325          966,344          7,570,407
                                              -----------      ------------      -----------      -----------       ------------
Net increase (decrease) in net assets           2,168,223        11,962,265        2,289,254        1,389,912          8,561,541

Net assets beginning of period                  1,442,817        16,995,366        5,617,423        8,591,021          1,500,895
                                              -----------      ------------      -----------      -----------       ------------
Net assets end of period                      $ 3,611,040      $ 28,957,631      $ 7,906,677      $ 9,980,933       $ 10,062,436
------------------------------------------    ===========      ============      ===========      ===========       ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            141,645         1,056,028          429,093          614,973            138,119

      Units Issued                                525,829         1,570,687          189,146          510,522            768,133
      Units Redeemed                             (323,103)         (951,534)        (131,914)        (466,400)          (190,871)
                                              -----------      -------------     ------------     -----------       ------------
Units Outstanding at December 31, 2007            344,371         1,675,181          486,325          659,095            715,381
                                              ===========      =============     ============     ===========       ============

                                                JNL/Lazard       JNL/Lazard        JNL/MCM                             JNL/MCM
                                                 Mid Cap          Small Cap        10 x 10         JNL/MCM            Bond Index
                                             Value Portfolio   Value Portfolio   Portfolio(a)    25 Portfolio         Portfolio
                                             ---------------   ---------------   ------------   -------------        ------------
Operations
   Net investment income (loss)               $    461,347       $   188,482     $   (28,349)   $   (101,017)        $   502,318
   Net realized gain (loss) on investments       1,400,204           361,191             261       1,625,009              63,122
   Net change in unrealized appreciation
      (depreciation) on investments             (2,578,376)       (1,252,627)       (211,878)     (1,681,100)            293,603
                                              ------------       -----------     -----------    ------------         -----------
Net increase (decrease) in net assets
   from operations                                (716,825)         (702,954)       (239,966)       (157,108)            859,043
                                              ------------       -----------     -----------    ------------         -----------
Contract transactions (1)
   Purchase payments (Note 4)                    2,840,044         1,953,207       4,347,720       2,121,938           4,782,990
   Surrenders and terminations                    (780,426)         (650,519)        (90,176)     (1,364,269)           (748,197)
   Transfers between portfolios                    373,913           (49,210)      2,734,956     (11,621,275)          1,166,415
   Net annuitization transactions                  (17,803)          (12,810)              -          (7,033)                  -
   Policyholder charges (Note 3)                    (8,871)           (6,526)         (1,209)        (20,995)             (5,852)
                                              ------------       -----------     -----------    ------------         -----------
Net increase (decrease) in net assets from
   contract transactions                         2,406,857         1,234,142       6,991,291     (10,891,634)          5,195,356
                                              ------------       -----------     -----------    ------------         -----------
Net increase (decrease) in net assets            1,690,032           531,188       6,751,325     (11,048,742)          6,054,399

Net assets beginning of period                  10,578,188         7,425,534               -      25,126,485          15,092,128
                                              ------------       -----------     -----------    ------------         -----------
Net assets end of period                      $ 12,268,220       $ 7,956,722     $ 6,751,325    $ 14,077,743         $ 21,146,527
------------------------------------------    ============       ===========     ===========    ============         ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006             540,995           448,004               -       2,053,343           1,354,741

      Units Issued                                 271,938           183,174         751,018         306,165             640,130
      Units Redeemed                              (165,218)         (109,619)        (62,430)     (1,153,676)           (180,721)
                                              ------------       -----------     -----------    ------------         -----------
Units Outstanding at December 31, 2007             647,715           521,559         688,588       1,205,832           1,814,150
                                              ============       ===========     ===========    ============         ===========

(a)   Commencement of operations April 30, 2007.

                    See notes to the financial statements.                    24

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                              Communications    Consumer Brands       Dow 10         Dow Dividend    Dow Dividend
                                             Sector Portfolio  Sector Portfolio  Portfolio (NY)(b)   Portfolio(c)  Portfolio (NY)(d)
                                             ----------------  ----------------  -----------------  -------------  -----------------
Operations
   Net investment income (loss)                 $   103,861      $    (8,924)      $   (154,646)    $    (29,663)    $   (340,900)
   Net realized gain (loss) on investments          375,495           51,821          6,541,242           (6,057)         726,571
   Net change in unrealized appreciation
      (depreciation) on investments                (477,636)        (144,822)        (5,092,543)      (1,121,685)      (1,646,133)
                                                -----------      -----------       ------------     ------------     ------------
Net increase (decrease) in net assets
   from operations                                    1,720         (101,925)         1,294,053       (1,157,405)      (1,260,462)
                                                -----------      -----------       ------------     ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                     1,460,018          314,051            485,831        8,849,979        1,918,834
   Surrenders and terminations                     (147,223)         (35,039)           (47,351)        (616,144)        (426,317)
   Transfers between portfolios                     458,873          128,311         20,400,745      (22,761,197)     (28,661,652)
   Net annuitization transactions                         -                -                  -                -                -
   Policyholder charges (Note 3)                     (2,031)            (461)               (96)          (7,983)          (3,761)
                                                -----------      -----------       ------------     ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                          1,769,637          406,862         20,839,129      (14,535,345)     (27,172,896)
                                                -----------      -----------       ------------     ------------     ------------
Net increase (decrease) in net assets             1,771,357          304,937         19,681,724      (15,795,807)     (25,878,843)

Net assets beginning of period                    2,349,657          737,434                  -       15,795,807       25,878,843
                                                -----------      -----------       ------------     ------------     ------------
Net assets end of period                        $ 4,121,014      $ 1,042,371       $ 19,681,724     $          -     $          -
------------------------------------------      ===========      ===========       ============     ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              360,046           63,941          1,577,315                -        1,337,996

      Units Issued                                  743,433           54,299            267,513        1,912,070        1,524,840
      Units Redeemed                               (447,076)         (17,757)        (1,844,828)         (22,494)      (2,862,836)
                                                -----------      -----------       ------------     ------------     ------------
Units Outstanding at December 31, 2007              656,403          100,483                  -        1,889,576                -
                                                ===========      ===========       ============     ============     ============

                                                 JNL/MCM
                                                Enhanced           JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM
                                              S&P 500 Stock       Financial         Global 15         Healthcare       Index 5
                                             Index Portfolio  Sector Portfolio  Portfolio (NY)(b)  Sector Portfolio  Portfolio(a)
                                             ---------------  ----------------  -----------------  ----------------  -------------
Operations
   Net investment income (loss)                $   (54,440)      $    (3,509)      $   (263,259)     $   (62,318)    $   (17,487)
   Net realized gain (loss) on investments         346,868           148,272         13,523,470          332,373         (91,142)
   Net change in unrealized appreciation
      (depreciation) on investments               (355,395)         (689,931)       (10,582,665)          (9,518)        (34,697)
                                               -----------       -----------       ------------      -----------     -----------
Net increase (decrease) in net assets
   from operations                                 (62,967)         (545,168)         2,677,546          260,537        (143,326)
                                               -----------       -----------       ------------      -----------     -----------
Contract transactions (1)
   Purchase payments (Note 4)                      645,982         1,015,309          3,617,722        1,142,081       2,005,775
   Surrenders and terminations                    (278,950)         (116,584)          (786,430)        (394,865)        (27,603)
   Transfers between portfolios                    447,745           623,262        (43,857,510)         112,666         147,505
   Net annuitization transactions                   (3,855)                -                  -           (3,383)              -
   Policyholder charges (Note 3)                    (3,551)           (1,082)            (7,362)          (8,893)           (523)
                                               -----------       -----------       ------------      -----------     -----------
Net increase (decrease) in net assets from
   contract transactions                           807,371         1,520,905        (41,033,580)         847,606       2,125,154
                                               -----------       -----------       ------------      -----------     -----------
Net increase (decrease) in net assets              744,404           975,737        (38,356,034)       1,108,143       1,981,828

Net assets beginning of period                   3,858,463         1,974,473         38,356,034        4,998,651               -
                                               -----------       -----------       ------------      -----------     -----------
Net assets end of period                       $ 4,602,867       $ 2,950,210       $          -      $ 6,106,794     $ 1,981,828
------------------------------------------     ===========       ===========       ============      ===========     ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006             393,264           138,828          1,676,994          433,427               -

      Units Issued                                 865,781           289,409            467,942          211,359         415,612
      Units Redeemed                              (793,796)         (173,609)        (2,144,936)        (144,773)       (215,109)
                                               -----------       -----------       ------------      -----------     -----------
Units Outstanding at December 31, 2007             465,249           254,628                  -          500,013         200,503
                                               ===========       ===========       ============      ===========     ===========

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    25

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM
                                               International          JNL 5         JNL Optimized        Nasdaq 15        Nasdaq 25
                                              Index Portfolio       Portfolio        5 Portfolio     Portfolio (NY)(d)  Portfolio(c)
                                            ------------------  ----------------  -----------------  -----------------  ------------
Operations
   Net investment income (loss)                $    469,252       $   1,735,969      $    177,243       $    (62,289)   $    (7,475)
   Net realized gain (loss) on investments        1,881,995           8,464,714           853,155            761,232          9,735
   Net change in unrealized appreciation
     (depreciation) on investments                  220,721         (19,241,953)          207,975           (227,679)       155,959
                                               ------------       -------------      ------------       ------------    -----------
Net increase (decrease) in net assets
   from operations                                2,571,968          (9,041,270)        1,238,373            471,264        158,219
                                               ------------       -------------      ------------       ------------    -----------
Contract transactions (1)
   Purchase payments (Note 4)                     8,161,345         152,512,258         8,809,805          1,036,220        104,840
   Surrenders and terminations                   (2,141,362)        (14,722,855)         (724,888)          (211,223)       (28,474)
   Transfers between portfolios                   3,968,578          79,276,619         9,943,227         (4,074,669)     4,698,081
   Net annuitization transactions                         -             (62,284)                -                  -              -
   Policyholder charges (Note 3)                    (21,163)           (216,026)          (15,694)            (5,135)          (229)
                                               ------------       -------------      ------------       ------------    -----------
Net increase (decrease) in net assets from
   contract transactions                          9,967,398         216,787,712        18,012,450         (3,254,807)     4,774,218
                                               ------------       -------------      ------------       ------------    -----------
Net increase (decrease) in net assets            12,539,366         207,746,442        19,250,823         (2,783,543)     4,932,437

Net assets beginning of period                   30,700,158         203,454,376         4,683,959          2,783,543              -
                                               ------------       -------------      ------------       ------------    -----------
Net assets end of period                       $ 43,239,524       $ 411,200,818      $ 23,934,782       $          -    $ 4,932,437
------------------------------------------     ============       =============      ============       ============    ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,650,179          14,699,179           437,425            257,486              -

   Units Issued                                     860,263          20,246,565         2,521,840            218,502        424,160
   Units Redeemed                                  (363,257)         (5,141,200)         (955,344)          (475,988)       (34,059)
                                               ------------       -------------      ------------       ------------    -----------
Units Outstanding at December 31, 2007            2,147,185          29,804,544         2,003,921                  -        390,101
                                               ============       =============      ============       ============    ===========

                                                                                                                           JNL/MCM
                                                 JNL/MCM            JNL/MCM           JNL/MCM             JNL/MCM          S&P 24
                                            NYSE International     Oil & Gas           S&P 10              S&P 24         Portfolio
                                              25 Portfolio(a)   Sector Portfolio  Portfolio (NY)(b)     Portfolio(c)       (NY)(d)
                                            ------------------  ----------------  -----------------  -----------------  ------------
Operations
   Net investment income (loss)                 $   101,482      $   (146,949)      $    (159,104)       $    (996)     $   (18,853)
   Net realized gain (loss) on investments            7,347         2,748,480           6,490,923              (18)         164,980
   Net change in unrealized appreciation
     (depreciation) on investments                   89,506         1,877,108          (5,590,565)          (9,905)         (45,920)
                                                -----------      ------------       -------------        ---------      -----------
Net increase (decrease) in net assets
   from operations                                  198,335         4,478,639             741,254          (10,919)         100,207
                                                -----------      ------------       -------------        ---------      -----------
Contract transactions (1)
   Purchase payments (Note 4)                     2,231,955         4,863,427           1,265,354            5,640          321,299
   Surrenders and terminations                      (62,279)       (1,180,625)           (460,441)          (2,429)          (5,348)
   Transfers between portfolios                   1,668,281        (2,881,081)        (29,259,986)         612,266       (1,820,421)
   Net annuitization transactions                         -                 -                   -                -                -
   Policyholder charges (Note 3)                       (514)          (12,014)             (5,001)              (2)             (25)
                                                -----------      ------------       -------------        ---------      -----------
Net increase (decrease) in net assets from
   contract transactions                          3,837,443           789,707         (28,460,074)         615,475       (1,504,495)
                                                -----------      ------------       -------------        ---------      -----------
Net increase (decrease) in net assets             4,035,778         5,268,346         (27,718,820)         604,556       (1,404,288)

Net assets beginning of period                            -        15,508,584          27,718,820                -        1,404,288
                                                -----------      ------------       -------------        ---------      -----------

Net assets end of period                        $ 4,035,778      $ 20,776,930       $           -        $ 604,556      $         -
------------------------------------------      ===========      ============       =============        =========      ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2006                    -           588,373           1,543,889                -          137,456

   Units Issued                                     373,497           475,397             182,146           56,561           37,274
   Units Redeemed                                   (23,845)         (483,614)         (1,726,035)            (224)        (174,730)
                                                -----------      ------------       -------------        ---------      -----------
Units Outstanding at December 31, 2007              349,652           580,156                   -           56,337                -
                                                ===========      ============       =============        =========      ===========

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    26

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                              S&P 400 MidCap       S&P 500           S&P SMid     Select Small-Cap     Small Cap
                                             Index Portfolio   Index Portfolio   60 Portfolio(a)     Portfolio      Index Portfolio
                                            ----------------  -----------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)               $   (175,735)      $   (173,165)     $    15,509     $     612,259     $   (105,902)
   Net realized gain (loss) on investments       2,950,721          1,382,100          104,778            93,054        1,842,559
   Net change in unrealized appreciation
     (depreciation) on investments              (1,420,733)          (156,473)        (104,023)       (2,227,411)      (2,882,911)
                                              ------------       ------------      -----------     -------------     ------------
Net increase (decrease) in net assets
   from operations                               1,354,253          1,052,462           16,264        (1,522,098)      (1,146,254)
                                              ------------       ------------      -----------     -------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                    5,502,832          7,147,268          758,070         1,510,062        4,801,639
   Surrenders and terminations                  (1,810,738)        (3,015,728)         (17,133)       (1,144,915)      (1,455,111)
   Transfers between portfolios                    (14,031)           822,630          389,109       (10,777,121)         215,843
   Net annuitization transactions                        -              7,354                -            (3,489)               -
   Policyholder charges (Note 3)                   (18,675)           (36,340)            (112)          (15,589)         (10,809)
                                              ------------       ------------      -----------     -------------     ------------
Net increase (decrease) in net assets from
   contract transactions                         3,659,388          4,925,184        1,129,934       (10,431,052)       3,551,562
                                              ------------       ------------      -----------     -------------     ------------
Net increase (decrease) in net assets            5,013,641          5,977,646        1,146,198       (11,953,150)       2,405,308

Net assets beginning of period                  26,354,128         38,038,055                -        21,688,106       24,401,204
                                              ------------       ------------      -----------     -------------     ------------
Net assets end of period                      $ 31,367,769       $ 44,015,701      $ 1,146,198     $   9,734,956     $ 26,806,512
------------------------------------------    ============       ============      ===========     =============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006           1,734,638          3,117,960                -         1,068,431        1,561,318

   Units Issued                                    504,168            847,934          724,733           139,810          465,264
   Units Redeemed                                 (278,122)          (452,003)        (594,807)         (660,378)        (231,395)
                                              ------------       ------------      -----------     -------------     ------------
Units Outstanding at December 31, 2007           1,960,684          3,513,891          129,926           547,863        1,795,187
                                              ============       ============      ===========     =============     ============

                                                                                                                          JNL/
                                                 JNL/MCM           JNL/MCM           JNL/MCM                          Oppenheimer
                                               Technology       Value Line 25     Value Line 30        JNL/MCM       Global Growth
                                            Sector Portfolio  Portfolio (NY)(c)    Portfolio(b)     VIP Portfolio      Portfolio
                                            ----------------  -----------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)                $   (55,271)     $    (861,089)    $   (101,519)     $    732,994     $   (102,048)
   Net realized gain (loss) on investments         230,602         13,691,371          (19,311)          971,281        1,796,258
   Net change in unrealized appreciation
     (depreciation) on investments                  97,515         (5,464,960)        (229,066)       (1,112,805)      (1,140,609)
                                               -----------      -------------     ------------      ------------     ------------
Net increase (decrease) in net assets
   from operations                                 272,846          7,365,322         (349,896)          591,470          553,601
                                               -----------      -------------     ------------      ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                    1,049,765         11,158,742          815,510         4,265,443        4,451,359
   Surrenders and terminations                    (164,162)        (2,367,264)        (295,476)         (754,320)        (836,471)
   Transfers between portfolios                     20,853        (71,929,016)      66,177,340          (233,522)        (165,250)
   Net annuitization transactions                        -                  -                -                 -           (4,615)
   Policyholder charges (Note 3)                    (2,530)           (48,647)          (6,019)          (16,642)          (9,690)
                                               -----------      -------------     ------------      ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                           903,926        (63,186,185)      66,691,355         3,260,959        3,435,333
                                               -----------      -------------     ------------      ------------     ------------
Net increase (decrease) in net assets            1,176,772        (55,820,863)      66,341,459         3,852,429        3,988,934

Net assets beginning of period                   2,834,058         55,820,863                -        14,189,999       13,164,248
                                               -----------      -------------     ------------      ------------     ------------
Net assets end of period                       $ 4,010,830      $           -     $ 66,341,459      $ 18,042,428     $ 17,153,182
------------------------------------------     ===========      =============     ============      ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006             457,152          3,724,081                -         1,079,057          922,049

   Units Issued                                    372,235          2,404,978        3,841,995         1,677,404          459,649
   Units Redeemed                                 (241,978)        (6,129,059)         (75,126)       (1,494,709)        (234,065)
                                               -----------      -------------     ------------      ------------     ------------
Units Outstanding at December 31, 2007             587,409                  -        3,766,869         1,261,752        1,147,633
                                               ===========      =============     ============      ============     ============

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    27

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                        JNL/             JNL/
                                                    JNL/              JNL/PIMCO         JNL/PIMCO    PPM America     PPM America
                                                 Oppenheimer         Real Return      Total Return   Core Equity      High Yield
                                             Growth Portfolio(b)    Portfolio(a)     Bond Portfolio   Portfolio     Bond Portfolio
                                             -------------------    ------------     --------------  -----------    --------------
Operations
   Net investment income (loss)                  $    175,653        $   (25,852)      $    961,335  $   (32,154)    $  1,172,064
   Net realized gain (loss) on investments            246,700             17,572            (13,132)      49,030         (285,714)
   Net change in unrealized appreciation
      (depreciation) on investments                  (244,517)           161,817            974,843     (255,400)      (1,757,967)
                                                 ------------        -----------       ------------  -----------     ------------
Net increase (decrease) in net assets
   from operations                                    177,836            153,537          1,923,046     (238,524)        (871,617)
                                                 ------------        -----------       ------------  -----------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                         163,313          1,672,221          6,726,120      239,856        5,595,296
   Surrenders and terminations                        (51,603)           (14,915)        (2,067,122)    (454,322)      (1,636,601)
   Transfers between portfolios                    (2,456,219)         1,341,020         (1,479,627)     125,146       (3,761,854)
   Net annuitization transactions                           -                  -           (116,943)           -           (6,674)
   Policyholder charges (Note 3)                         (525)               (70)           (21,800)      (1,627)         (18,138)
                                                 ------------        -----------       ------------  -----------     ------------
Net increase (decrease) in net assets from
   contract transactions                           (2,345,034)         2,998,256          3,040,628      (90,947)         172,029
                                                 ------------        -----------       ------------  -----------     ------------
Net increase (decrease) in net assets              (2,167,198)         3,151,793          4,963,674     (329,471)        (699,588)
Net assets beginning of period                      2,167,198                  -         29,127,995    2,794,392       18,078,784
                                                 ------------        -----------       ------------  -----------     ------------

Net assets end of period                         $          -        $ 3,151,793       $ 34,091,669  $ 2,464,921     $ 17,379,196
------------------------------------------       ============        ===========       ============  ===========     ============
(1) Contract unit transactions
Units Outstanding at December 31, 2006                242,204                  -          2,158,401      230,204        1,378,966

      Units Issued                                     30,534            393,918            994,688       28,960        1,325,360
      Units Redeemed                                 (272,738)          (105,230)          (792,410)     (58,053)      (1,376,760)
                                                 ------------        -----------       ------------  -----------     ------------
Units Outstanding at December 31, 2007                      -            288,688          2,360,679      201,111        1,327,566
                                                 ============        ===========       ============  ===========     ============
                                                     JNL/                                              JNL/S&P
                                                 PPM America         JNL/Putnam                      Competitive        JNL/S&P
                                                 Value Equity          Midcap           JNL/S&P 4    Advantage       Disciplined
                                                  Portfolio      Growth Portfolio(d)  Portfolio(c)  Portfolio(c) Growth Portfolio(a)
                                                -------------    -------------------  ------------  ------------ -------------------
Operations
   Net investment income (loss)                 $    (56,070)       $    (35,561)       $    (80)    $    (1,116)     $  (8,166)
   Net realized gain (loss) on investments           422,069             378,659            (158)           (107)           968
   Net change in unrealized appreciation
      (depreciation) on investments                 (644,365)           (384,940)           (769)        (49,682)        19,559
                                                ------------        ------------        --------     -----------      ---------
Net increase (decrease) in net assets
   from operations                                  (278,366)            (41,842)         (1,007)        (50,905)        12,361
                                                ------------        ------------        --------     -----------      ---------
Contract transactions (1)
   Purchase payments (Note 4)                        211,641             218,714          79,430          35,000        631,842
   Surrenders and terminations                    (1,200,577)           (241,059)            (25)        (13,976)        (8,463)
   Transfers between portfolios                     (379,149)         (2,313,743)          4,137       2,650,208        140,946
   Net annuitization transactions                          -                   -               -               -              -
   Policyholder charges (Note 3)                      (5,629)             (3,153)              -               -            (30)
                                                ------------        ------------        --------     -----------      ---------
Net increase (decrease) in net assets from
   contract transactions                          (1,373,714)         (2,339,241)         83,542       2,671,232        764,295
                                                ------------        ------------        --------     -----------      ---------
Net increase (decrease) in net assets             (1,652,080)         (2,381,083)         82,535       2,620,327        776,656
Net assets beginning of period                     6,127,466           2,381,083               -               -              -
                                                ------------        ------------        --------     -----------      ---------

Net assets end of period                        $  4,475,386        $          -        $ 82,535     $ 2,620,327      $ 776,656
------------------------------------------      ============        ============        ========     ===========      =========
(1) Contract unit transactions
Units Outstanding at December 31, 2006               465,532             270,543               -               -              -

      Units Issued                                    19,384              36,908          12,758         265,776         75,387
      Units Redeemed                                (126,761)           (307,451)         (4,437)         (1,392)        (1,338)
                                                ------------        ------------        --------     -----------      ---------
Units Outstanding at December 31, 2007               358,155                   -           8,321         264,384         74,049
                                                ============        ============        ========     ===========      =========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                    See notes to the financial statements.                    28

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/             JNL/S&P            JNL/S&P          JNL/S&P            JNL/S&P
                                            S&P Disciplined     Disciplined      Dividend Income      Growth            Intrinsic
                                               Moderate           Moderate          & Growth        Retirement            Value
                                             Portfolio(a)   Growth Portfolio(a)   Portfolio(b)   Strategy Portfolio(a)  Portfolio(b)
                                            --------------- -------------------  --------------- ---------------------  ------------
Operations
   Net investment income (loss)               $  (4,413)        $   (10,838)        $      13          $   7,137            $  -
   Net realized gain (loss) on investments        1,094               2,933                 -                 (7)              -
   Net change in unrealized appreciation
      (depreciation) on investments               6,804               7,859              (689)           (11,824)              -
                                              ---------         -----------         ---------          ---------            ----
Net increase (decrease) in net assets
   from operations                                3,485                 (46)             (676)            (4,694)              -
                                              ---------         -----------         ---------          ---------            ----
Contract transactions (1)
   Purchase payments (Note 4)                   949,223           1,675,313           115,415            353,144               -
   Surrenders and terminations                   (6,320)            (31,520)                -                (55)              -
   Transfers between portfolios                  33,705             142,164             8,841                 (1)              -
   Net annuitization transactions                     -                   -                 -                  -               -
   Policyholder charges (Note 3)                      -              (1,194)                -                  -               -
                                              ---------         -----------         ---------          ---------            ----
Net increase (decrease) in net assets from
   contract transactions                        976,608           1,784,763           124,256            353,088               -
                                              ---------         -----------         ---------          ---------            ----
Net increase (decrease) in net assets           980,093           1,784,717           123,580            348,394               -
                                              ---------         -----------         ---------          ---------            ----
Net assets beginning of period                        -                   -                 -                  -               -

Net assets end of period                      $ 980,093         $ 1,784,717         $ 123,580          $ 348,394            $  -
------------------------------------------    =========         ===========         =========          =========            =====
(1) Contract unit transactions
Units Outstanding at December 31, 2006                -                   -                 -                  -               -

      Units Issued                               98,130             181,129            12,655             32,631               -
      Units Redeemed                             (4,774)            (11,066)                -                 (5)              -
                                              ---------         -----------         ---------          ---------            ----
Units Outstanding at December 31, 2007           93,356             170,063            12,655             32,626               -
                                              =========         ===========         =========          =========            ====

                                                                                                                           JNL/
                                                 JNL/               JNL/                                  JNL/         S&P Managed
                                             S&P Managed        S&P Managed           JNL/             S&P Managed       Moderate
                                              Aggressive        Conservative       S&P Managed          Moderate          Growth
                                           Growth Portfolio      Portfolio      Growth Portfolio        Portfolio       Portfolio
                                           ----------------    -------------    ----------------     -------------    ------------
Operations
   Net investment income (loss)              $    (40,204)     $     255,673      $     (61,904)     $     421,570    $     403,251
   Net realized gain (loss) on investments      3,211,995            628,939          8,060,214          1,475,141        8,066,027
   Net change in unrealized appreciation
      (depreciation) on investments             1,412,314           (274,706)        (1,560,997)           (55,073)      (1,908,989)
                                             ------------      -------------      -------------      -------------    -------------
Net increase (decrease) in net assets
   from operations                              4,584,105            609,906          6,437,313          1,841,638        6,560,289
                                             ------------      -------------      -------------      -------------    -------------
Contract transactions (1)
   Purchase payments (Note 4)                   8,747,061          6,642,150         17,644,703         12,600,038       22,326,622
   Surrenders and terminations                 (7,516,330)        (1,228,142)        (5,575,746)        (1,628,326)      (6,311,737)
   Transfers between portfolios                (4,421,284)         5,643,771         (4,235,352)         2,003,824       (1,229,767)
   Net annuitization transactions                       -                  -                  -                  -         (125,340)
   Policyholder charges (Note 3)                  (93,187)           (11,479)           (79,552)           (19,027)         (66,973)
                                             ------------      -------------      -------------      -------------    -------------
Net increase (decrease) in net assets from
   contract transactions                       (3,283,740)        11,046,300          7,754,053         12,956,509       14,592,805
                                             ------------      -------------      -------------      -------------    -------------
Net increase (decrease) in net assets           1,300,365         11,656,206         14,191,366         14,798,147       21,153,094
Net assets beginning of period                 66,026,820          9,825,215         93,894,987         27,778,838       92,694,658
                                             ------------      -------------      -------------      -------------    -------------
Net assets end of period                     $ 67,327,185      $  21,481,421      $ 108,086,353      $  42,576,985    $ 113,847,752
------------------------------------------   ============      =============      =============      =============    =============
(1) Contract unit transactions
Units Outstanding at December 31, 2006          4,648,674            883,912          6,481,110          2,374,606        6,674,551

      Units Issued                                728,010          1,302,854          1,480,131          1,500,255        2,041,168
      Units Redeemed                             (993,329)          (338,535)        (1,015,494)          (439,153)      (1,074,083)
                                             ------------      -------------      -------------      -------------    -------------
Units Outstanding at December 31, 2007          4,383,355          1,848,231          6,945,747          3,435,708        7,641,636
                                             ============      =============      =============      =============    =============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    29

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                             JNL/S&P               JNL/S&P
                                         Moderate Growth           Moderate           JNL/S&P          JNL/S&P          JNL/S&P
                                            Retirement       Retirement Strategy  Retirement 2015  Retirement 2020  Retirement 2025
                                      Strategy Portfolio(a)      Portfolio(a)        Portfolio        Portfolio        Portfolio
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Operations
   Net investment income (loss)                $ -                   $ -            $    (9,869)     $    (9,796)     $   (5,098)
   Net realized gain (loss) on
     investments                                 -                     -                  8,397            6,333          10,366
   Net change in unrealized
     appreciation (depreciation) on
     investments                                 -                     -                 55,874           42,967          16,578
                                               ---                   ---            -----------      -----------      ----------
Net increase (decrease) in net assets
   from operations                               -                     -                 54,402           39,504          21,846
                                               ---                   ---            -----------      -----------      ----------
Contract transactions (1)
   Purchase payments (Note 4)                    -                     -                857,761          848,780         537,330
   Surrenders and terminations                   -                     -                (22,418)         (13,001)        (32,671)
   Transfers between portfolios                  -                     -                303,585           52,009         121,616
   Net annuitization transactions                -                     -                      -                -               -
   Policyholder charges (Note 3)                 -                     -                    (52)             (31)            (25)
                                               ---                   ---            -----------      -----------      ----------
Net increase (decrease) in net assets
   from contract transactions                    -                     -              1,138,876          887,757         626,250
                                               ---                   ---            -----------      -----------      ----------
Net increase (decrease) in net
     assets                                      -                     -              1,193,278          927,261         648,096
Net assets beginning of period                   -                     -                334,101          252,061          81,864
                                               ---                   ---            -----------      -----------      ----------
Net assets end of period                       $ -                   $ -            $ 1,527,379      $ 1,179,322      $  729,960
------------------------------------           ===                   ===            ===========      ===========      ==========
(1) Contract unit transactions
Units Outstanding at December
     31, 2006                                    -                     -                 30,889           23,034           7,429
   Units Issued                                  -                     -                102,709           78,347          63,644
   Units Redeemed                                -                     -                 (2,116)          (1,180)         (9,807)
                                               ---                   ---            -----------      -----------      ----------
Units Outstanding at December
     31, 2007                                    -                     -                131,482          100,201          61,266
                                               ===                   ===            ===========      ===========      ==========

                                               JNL/
                                          S&P Retirement           JNL/S&P           JNL/Select       JNL/Select          JNL/
                                              Income             Total Yield          Balanced       Money Market     Select Value
                                            Portfolio            Portfolio(b)        Portfolio        Portfolio        Portfolio
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Operations
   Net investment income (loss)            $   (16,171)              $ -            $    130,660     $    526,322     $    241,124
   Net realized gain (loss) on
     investments                                24,018                 -               1,206,925                1        1,016,274
   Net change in unrealized
     appreciation (depreciation) on
     investments                               109,642                 -                (627,440)              (1)        (801,661)
                                           -----------               ---            ------------     ------------     ------------
Net increase (decrease) in net
   assets from operations                      117,489                 -                 710,145          526,322          455,737
                                           -----------               ---            ------------     ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                1,258,326                 -               3,517,289       16,986,341        3,111,348
   Surrenders and terminations                (173,895)                -              (1,661,149)      (7,714,939)        (586,362)
   Transfers between portfolios                908,733                 -               1,792,876       (1,504,206)       2,894,547
   Net annuitization transactions                    -                 -                  17,635                -                -
   Policyholder charges (Note 3)                (1,468)                -                 (14,105)         (95,076)          (5,427)
                                           -----------               ---            ------------     ------------     ------------
Net increase (decrease) in net
   assets from contract transactions         1,991,696                 -               3,652,546        7,672,120        5,414,106
                                           -----------               ---            ------------     ------------     ------------
Net increase (decrease) in net
     assets                                  2,109,185                 -               4,362,691        8,198,442        5,869,843
Net assets beginning of period               1,559,971                 -              13,152,047       15,512,883        7,631,142
                                           -----------               ---            ------------     ------------     ------------
Net assets end of period                   $ 3,669,156               $ -            $ 17,514,738     $ 23,711,325     $ 13,500,985
------------------------------------       ===========               ===            ============     ============     ============
(1) Contract unit transactions
Units Outstanding at December
      31, 2006                                 147,407                 -                 613,977        1,308,667          371,624
   Units Issued                                206,916                 -                 413,860        4,068,390          415,055
   Units Redeemed                              (24,316)                -                (303,528)      (3,461,434)        (165,723)
                                           -----------               ---            ------------     ------------     ------------
Units Outstanding at December
     31, 2007                                  330,007                 -                 724,309        1,915,623          620,956
                                           ===========               ===            ============     ============     ============

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    30

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                        Price Established     Price Mid-Cap    Price Value
                                         Growth Portfolio   Growth Portfolio    Portfolio
                                        -----------------   ----------------   ------------
Operations
   Net investment income (loss)            $   (196,344)      $     23,383     $    166,546
   Net realized gain (loss) on
     investments                              3,143,205          4,806,105        2,452,871
   Net change in unrealized
     appreciation (depreciation) on
     investments                               (636,523)          (684,359)      (3,073,565)
                                           ------------       ------------     ------------
Net increase (decrease) in net
   assets from operations                     2,310,338          4,145,129         (454,148)
                                           ------------       ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                 4,769,671          4,221,983        4,715,691
   Surrenders and terminations               (2,476,325)        (2,371,234)      (1,763,396)
   Transfers between portfolios               8,202,732          6,055,100          (61,815)
   Net annuitization transactions                (3,608)                 -           (4,067)
   Policyholder charges (Note 3)                (19,065)           (21,510)         (17,190)
                                           ------------       ------------     ------------
Net increase (decrease) in net
   assets from contract transactions         10,473,405          7,884,339        2,869,223
                                           ------------       ------------     ------------
Net increase (decrease) in net assets        12,783,743         12,029,468        2,415,075
Net assets beginning of period               24,645,128         27,847,014       28,660,165
                                           ------------       ------------     ------------
Net assets end of period                   $ 37,428,871       $ 39,876,482     $ 31,075,240
-------------------------------------      ============       ============     ============
(1) Contract unit transactions
Units Outstanding at December 31,
     2006                                     1,059,778            893,001        1,803,994

   Units Issued                                 720,680            399,622          533,940
   Units Redeemed                              (277,848)          (267,293)        (373,300)
                                           ------------       ------------     ------------
Units Outstanding at December 31,
     2007                                     1,502,610          1,025,330        1,964,634
                                           ============       ============     ============

                    See notes to the financial statements.                    31

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                 JNL/AIM        JNL/AIM        JNL/AIM         JNL/Alger       JNL/Eagle
                                                Large Cap     Real Estate     Small Cap         Growth        Core Equity
                                            Growth Portfolio   Portfolio   Growth Portfolio    Portfolio       Portfolio
                                            ----------------  -----------  ----------------  ------------     -----------
Operations
   Net investment income (loss)               $   (99,280)    $    (5,056)   $   (70,143)    $   (102,742)    $   (78,661)
   Net realized gain (loss) on investments        177,764         102,874        558,450           83,944          93,669
   Net change in unrealized appreciation
     (depreciation) on investments                223,885         933,548        (84,559)         231,382         432,582
                                              -----------     -----------    -----------     ------------     -----------
Net increase (decrease) in net assets
   from operations                                302,369       1,031,366        403,748          212,584         447,590
                                              -----------     -----------    -----------     ------------     -----------
Contract transactions(1)
   Purchase payments (Note 4)                   1,668,002       3,081,617        566,552          537,111         223,615
   Surrenders and terminations                   (488,791)       (180,403)      (381,197)      (1,144,948)       (517,446)
   Transfers between portfolios                   (89,701)      2,529,080        (63,019)        (539,622)        (67,559)
   Net annuitization transactions                       -               -              -                -               -
   Policyholder charges (Note 3)                  (22,463)           (382)       (26,593)         (52,543)        (18,130)
                                              -----------     -----------    -----------     ------------     -----------
Net increase (decrease) in net assets from
   contract transactions                        1,067,047       5,429,912         95,743       (1,200,002)       (379,520)
                                              -----------     -----------    -----------     ------------     -----------
Net increase (decrease) in net assets           1,369,416       6,461,278        499,491         (987,418)         68,070

Net assets beginning of period                  4,672,349       1,178,857      3,487,513        7,244,750       4,511,844
                                              -----------     -----------    -----------     ------------     -----------
Net assets end of period                      $ 6,041,765     $ 7,640,135    $ 3,987,004     $  6,257,332     $ 4,579,914
-------------------------------------------   ===========     ===========    ===========     ============     ===========
(1)Contract unit transactions
Units Outstanding at December 31, 2005            409,313         102,089        282,592          618,313         348,338

   Units Issued                                   208,030         436,571        128,414           55,508          23,557
   Units Redeemed                                (120,807)        (44,943)      (124,352)        (191,455)        (57,560)
                                              -----------     -----------    -----------     ------------     -----------
Units Outstanding at December 31, 2006            496,536         493,717        286,654          482,366         314,335
                                              ===========     ===========    ===========     ============     ===========

                                                                                              JNL/Franklin   JNL/Franklin
                                               JNL/Eagle        JNL/FMR         JNL/FMR        Templeton       Templeton
                                                SmallCap        Balanced    Mid-Cap Equity       Income        Small Cap
                                            Equity Portfolio   Portfolio       Portfolio     Portfolio (a)  Value Portfolio
                                            ----------------  ------------  --------------   -------------  ---------------
Operations
   Net investment income (loss)                $   (77,860)   $    (82,180)  $   (85,262)    $     92,226     $    (4,947)
   Net realized gain (loss) on investments         749,899         527,499      (374,502)          48,922          14,873
   Net change in unrealized appreciation
     (depreciation) on investments                  92,195         328,973     1,015,628          129,780         139,421
                                               -----------    ------------   -----------     ------------     -----------
Net increase (decrease) in net assets
   from operations                                 764,234         774,292       555,864          270,928         149,347
                                               -----------    ------------   -----------     ------------     -----------
Contract transactions(1)
   Purchase payments (Note 4)                      778,004         863,910       537,654        2,334,959         832,583
   Surrenders and terminations                    (475,236)       (688,768)     (862,522)        (925,874)       (118,539)
   Transfers between portfolios                    (57,800)        646,687      (176,583)       3,570,997         524,077
   Net annuitization transactions                        -               -             -                -               -
   Policyholder charges (Note 3)                   (29,731)        (26,589)      (40,821)               -            (353)
                                               -----------    ------------   -----------     ------------     -----------
Net increase (decrease) in net assets from
   contract transactions                           215,237         795,240      (542,272)       4,980,082       1,237,768
                                               -----------    ------------   -----------     ------------     -----------
Net increase (decrease) in net assets              979,471       1,569,532        13,592        5,251,010       1,387,115

Net assets beginning of period                   4,321,887       8,698,684     5,603,831                -         522,202
                                               -----------    ------------   -----------     ------------     -----------
Net assets end of period                       $ 5,301,358    $ 10,268,216   $ 5,617,423     $  5,251,010     $ 1,909,317
-------------------------------------------    ===========    ============   ===========     ============     ===========
(1) Contract unit transactions
Units Outstanding at December 31, 2005             275,038         789,803       505,535                -          48,127

   Units Issued                                     84,108         254,442        49,788          615,787         140,223
   Units Redeemed                                  (86,384)       (185,326)     (126,230)        (131,603)        (36,000)
                                               -----------    ------------   -----------     ------------     -----------
Units Outstanding at December 31, 2006             272,762         858,919       429,093          484,184         152,350
                                               ===========    ============   ===========     ============     ===========

(a)   Commencement  of  operations  May 1,  2006.

                    See notes to the financial statements.                    32

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                              JNL/Goldman
                                             JNL/Goldman       Sachs Short      JNL/JPMorgan      JNL/JPMorgan          JNL/
                                            Sachs Mid Cap     Duration Bond    International     International     Lazard Emerging
                                           Value Portfolio    Portfolio (a)   Equity Portfolio  Value Portfolio Markets Portfolio(a)
                                           ---------------    -------------   ----------------  --------------- --------------------
Operations
  Net investment income (loss)               $     8,611       $    (9,138)     $    10,459        $     98,819     $    (8,917)
  Net realized gain (loss) on investments          9,931             2,069          320,487             662,466           3,639
  Net change in unrealized appreciation
     (depreciation) on investments               134,053            24,254          708,496           1,940,799         231,479
                                             -----------       -----------      -----------        ------------     ------------
Net increase (decrease) in net assets
  from operations                                152,595            17,185        1,039,442           2,702,084         226,201
                                             -----------       -----------      -----------        ------------     ------------

Contract transactions (1)
  Purchase payments (Note 4)                     984,964           931,822        2,745,743           5,483,054         862,237
  Surrenders and terminations                    (26,337)          (11,397)        (618,132)           (660,780)        (29,280)
  Transfers between portfolios                   240,871           505,207        1,323,523           3,809,225         441,737
  Net annuitization transactions                       -                 -                -                   -               -
  Policyholder charges (Note 3)                       (5)                -          (23,991)            (11,711)              -
                                             -----------       -----------      -----------        ------------     ------------
Net increase (decrease) in net assets
  from contract transactions                   1,199,493         1,425,632        3,427,143           8,619,788       1,274,694
                                             -----------       -----------      -----------        ------------     ------------
Net increase (decrease) in net assets          1,352,088         1,442,817        4,466,585          11,321,872       1,500,895

Net assets beginning of period                   443,454                 -        3,690,140           5,673,494               -
                                             -----------       -----------      -----------        ------------     ------------
Net assets end of period                     $ 1,795,542       $ 1,442,817      $ 8,156,725        $ 16,995,366     $ 1,500,895
-----------------------------------------    ===========       ===========      ===========        ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            39,630                 -          308,028             446,654               -

     Units Issued                                123,556           158,207          336,016             763,600         149,032
     Units Redeemed                              (22,284)          (16,562)        (124,623)           (154,226)        (10,913)
                                             -----------       -----------      -----------        ------------     ------------
Units Outstanding at December 31, 2006           140,902           141,645          519,421           1,056,028         138,119
                                             ===========       ===========      ===========        ============     ============


                                                 JNL/             JNL/            JNL/MCM          JNL/MCM            JNL/MCM
                                           Lazard Mid Cap   Lazard Small Cap         25              25              Bond Index
                                           Value Portfolio   Value Portfolio    Portfolio (a)   Portfolio NY (b)     Portfolio
                                           ---------------  ----------------    -------------   ----------------   ------------
Operations
  Net investment income (loss)              $    110,700      $   607,596       $   (307,577)     $    (143,458)   $     78,938
  Net realized gain (loss) on investments        690,803          679,583             41,774          3,377,327          (4,687)
  Net change in unrealized appreciation
     (depreciation) on investments               333,122         (380,313)         1,336,098         (2,004,150)        178,503
                                            ------------      -----------       ------------      -------------    ------------
Net increase (decrease) in net assets
  from operations                              1,134,625          906,866          1,070,295          1,229,719         252,754
                                            ------------      -----------       ------------      -------------    ------------

Contract transactions (1)
  Purchase payments (Note 4)                   1,877,667        1,690,150          2,741,872          2,309,761       4,696,939
  Surrenders and terminations                   (706,371)        (500,310)          (925,521)          (313,251)       (275,526)
  Transfers between portfolios                  (457,441)        (529,658)        22,239,839        (24,802,351)        909,374
  Net annuitization transactions                       -                -                  -                  -               -
  Policyholder charges (Note 3)                  (25,689)         (17,523)                 -            (48,407)        (33,217)
                                            ------------      -----------       ------------      -------------    ------------
Net increase (decrease) in net assets
  from contract transactions                     688,166          642,659         24,056,190        (22,854,248)      5,297,570
                                            ------------      -----------       ------------      -------------    ------------
Net increase (decrease) in net assets          1,822,791        1,549,525         25,126,485        (21,624,529)      5,550,324

Net assets beginning of period                 8,755,397        5,876,009                  -         21,624,529       9,541,804
                                            ------------      -----------       ------------      -------------    ------------
Net assets end of period                    $ 10,578,188      $ 7,425,534       $ 25,126,485      $           -    $ 15,092,128
-----------------------------------------   ============      ===========       ============      =============    ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           508,032          407,726                  -          1,430,628         874,862

     Units Issued                                156,340          134,919          2,354,812            228,882         590,162
     Units Redeemed                             (123,377)         (94,641)          (301,469)        (1,659,510)       (110,283)
                                            ------------      -----------       ------------      -------------    ------------
Units Outstanding at December 31, 2006           540,995          448,004          2,053,343                  -       1,354,741
                                            ============      ===========       ============      =============    ============

(a)   Commencement of operations May 1, 2006.

(b)   Period from January 1, 2006 through April 30, 2006.

                    See notes to the financial statements.                    33

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                                                                        JNL/MCM
                                               JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM        Enhanced
                                           Communications     Consumer Brands        Dow (SM)         Dow Dividend    S&P 500 Stock
                                           Sector Portfolio   Sector Portfolio     10 Portfolio       Portfolio (a)  Index Portfolio
                                           ----------------   ----------------    -------------       -------------  ---------------
Operations
  Net investment income (loss)              $    10,635         $   (6,515)       $   (390,829)       $   (170,440)     $   172,172
  Net realized gain (loss) on investments        54,999             16,606           1,029,156             375,210          176,447
  Net change in unrealized appreciation
     (depreciation) on investments              298,113             63,018           4,468,911           1,646,132          140,943
                                            -----------         ----------        ------------        ------------      -----------
Net increase (decrease) in net assets
  from operations                               363,747             73,109           5,107,238           1,850,902          489,562
                                            -----------         ----------        ------------        ------------      -----------

Contract transactions (1)
  Purchase payments (Note 4)                    421,581            249,919           5,358,109           7,137,701          216,542
  Surrenders and terminations                   (35,877)           (11,509)           (915,659)           (199,249)        (251,289)
  Transfers between portfolios                1,123,726           (198,233)         (4,631,775)          7,006,453           (5,401)
  Net annuitization transactions                      -                  -                   -                   -                -
  Policyholder charges (Note 3)                   (961)             (1,120)            (63,164)                  -           (7,331)
                                            -----------         ----------        ------------        ------------      -----------
Net increase (decrease) in net
  assets from contract transactions           1,508,469             39,057            (252,489)         13,944,905          (47,479)
                                            -----------         ----------        ------------        ------------      -----------
Net increase (decrease) in net assets         1,872,216            112,166           4,854,749          15,795,807          442,083
Net assets beginning of period                  477,441            625,268          21,024,094                   -        3,416,380
                                            -----------         ----------        ------------        ------------      -----------
Net assets end of period                    $ 2,349,657         $  737,434        $ 25,878,843        $ 15,795,807      $ 3,858,463
-----------------------------------------   ===========         ==========        ============        ============      ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2005           97,384             61,413           1,632,509                   -          392,366

     Units Issued                               331,871             47,877             666,511           1,774,816           55,623
     Units Redeemed                             (69,209)           (45,349)           (721,705)           (436,820)         (54,725)
                                            -----------         ----------        ------------        ------------      -----------
Units Outstanding at December 31, 2006          360,046             63,941           1,577,315           1,337,996          393,264
                                            ===========         ==========        ============        ============      ===========

                                               JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM           JNL/MCM
                                              Financial          Global            Healthcare       International        JNL 5
                                           Sector Portfolio   15 Portfolio       Sector Portfolio   Index Portfolio    Portfolio
                                           ----------------  -------------       ----------------   ---------------  -------------
Operations
  Net investment income (loss)              $    (7,328)     $   (522,711)        $   (67,577)      $    370,049     $  (1,600,846)
  Net realized gain (loss) on investments        58,870         1,929,431             229,751            571,683         1,724,039
  Net change in unrealized appreciation
     (depreciation) on investments              165,396         7,622,976              52,481          4,063,261        19,834,066
                                            -----------      ------------         -----------       ------------     -------------
Net increase (decrease) in net assets
  from operations                               216,938         9,029,696             214,655          5,004,993        19,957,259
                                            -----------      ------------         -----------       ------------     -------------

Contract transactions (1)
  Purchase payments (Note 4)                    539,967         8,158,149           1,609,060          7,528,239       114,073,089
  Surrenders and terminations                   (31,356)       (1,394,256)           (152,102)        (1,055,185)      (3,396,872)
  Transfers between portfolios                  304,522         2,422,139          (1,094,168)         2,276,035        11,466,591
  Net annuitization transactions                      -                 -                   -                  -                 -
  Policyholder charges (Note 3)                    (303)          (41,789)             (2,578)           (42,912)         ( 93,651)
                                            -----------      ------------         -----------       ------------     -------------
Net increase (decrease) in net assets
  from contract transactions                    812,830         9,144,243             360,212          8,706,177       122,049,157
                                            -----------      ------------         -----------       ------------     -------------
Net increase (decrease) in net assets         1,029,768        18,173,939             574,867         13,711,170       142,006,416

Net assets beginning of period                  944,705        20,182,095           4,423,784         16,988,988        61,447,960
                                            -----------      ------------         -----------       ------------     -------------
Net assets end of period                    $ 1,974,473      $ 38,356,034         $ 4,998,651       $ 30,700,158     $ 203,454,376
-----------------------------------------   ===========      ============         ===========       ============     =============

(1) Contract unit transactions
Units Outstanding at December 31, 2005           77,952         1,214,589             401,265          1,127,372         5,192,762

     Units Issued                                93,229           859,828             230,426            735,191        10,504,762
     Units Redeemed                             (32,353)         (397,423)           (198,264)          (212,384)         (998,345)
                                            -----------      ------------         -----------       ------------     -------------
Units Outstanding at December 31, 2006          138,828         1,676,994             433,427          1,650,179        14,699,179
                                            ===========      ============         ===========       ============     =============

(a)   Commencement of operations January 17, 2006.

                    See notes to the financial statements.                    34

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                 JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM
                                              JNL Optimized       Nasdaq(R)       Oil & Gas          S&P(R)             S&P
                                             5 Portfolio (a)   15 Portfolio   Sector Portfolio    10 Portfolio   24 Portfolio (a)
                                             ---------------   ------------   ----------------   -------------   ----------------
Operations
   Net investment income (loss)                $   (10,850)    $   (40,392)     $    (76,644)    $   (507,294)     $   (10,372)
   Net realized gain (loss) on investments          87,523          17,556           976,171        2,913,796               61
   Net change in unrealized appreciation
      (depreciation) on investments                373,185         146,782           509,130       (1,813,362)          45,920
                                               -----------     -----------      ------------     ------------      -----------
Net increase (decrease) in net assets
   from operations                                 449,858         123,946         1,408,657          593,140           35,609
                                               -----------     -----------      ------------     ------------      -----------
Contract transactions (1)
   Purchase payments (Note 4)                    4,126,789       1,107,247         5,239,353        7,247,563          287,763
   Surrenders and terminations                     (35,922)        (73,314)       (1,174,771)      (1,501,855)          (2,837)
   Transfers between portfolios                    143,234         104,648         4,651,363       (4,326,275)       1,083,753
   Net annuitization transactions                        -               -                 -                -                -
   Policyholder charges (Note 3)                         -          (1,856)          (15,746)         (54,866)               -
                                               -----------     -----------      ------------     ------------      -----------
Net increase (decrease) in net assets from
   contract transactions                         4,234,101       1,136,725         8,700,199        1,364,567        1,368,679
                                               -----------     -----------      ------------     ------------      -----------
Net increase (decrease) in net assets            4,683,959       1,260,671        10,108,856        1,957,707        1,404,288

Net assets beginning of period                           -       1,522,872         5,399,728       25,761,113                -
                                               -----------     -----------      ------------     ------------      -----------
Net assets end of period                       $ 4,683,959     $ 2,783,543      $ 15,508,584     $ 27,718,820      $ 1,404,288
------------------------------------------     ===========     ===========      ============     ============      ===========
(1) Contract unit transactions
Units Outstanding at December 31, 2005                   -         144,883           244,050        1,476,691                -

   Units Issued                                    528,292         155,425           534,582          595,491          137,739
   Units Redeemed                                  (90,867)        (42,822)         (190,259)        (528,293)            (283)
                                               -----------     -----------      ------------     ------------      -----------
Units Outstanding at December 31, 2006             437,425         257,486           588,373        1,543,889          137,456
                                               ===========     ===========      ============     ============      ===========


                                                 JNL/MCM         JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM
                                              S&P 400 MidCap     S&P 500      Select Small-Cap   Select Small-Cap      Small Cap
                                             Index Portfolio Index Portfolio Cap Portfolio (a) Cap Portfolio NY (b) Index Portfolio
                                             --------------- --------------- ----------------- -------------------- ---------------
Operations
   Net investment income (loss)               $    (87,617)   $    (62,656)    $   (251,464)       $   (116,473)     $    (21,699)
   Net realized gain (loss) on investments       1,224,836         581,303         (127,330)          4,658,702         1,614,225
   Net change in unrealized appreciation
      (depreciation) on investments                554,985       3,542,144          239,601          (2,947,534)        1,290,106
                                              ------------    ------------     ------------        ------------      ------------
Net increase (decrease) in net assets
   from operations                               1,692,204       4,060,791         (139,193)          1,594,695         2,882,632
                                              ------------    ------------     ------------        ------------      ------------
Contract transactions (1)
   Purchase payments (Note 4)                    5,661,246       8,151,754        2,885,313           1,982,372         4,907,957
   Surrenders and terminations                    (999,426)     (1,443,191)        (534,248)           (331,753)         (902,810)
   Transfers between portfolios                    654,226         990,812       19,476,234         (20,098,165)        1,227,724
   Net annuitization transactions                        -               -                -                   -                 -
   Policyholder charges (Note 3)                   (51,047)        (95,852)               -             (24,228)          (66,270)
                                              ------------    ------------     ------------        ------------      ------------
Net increase (decrease) in net assets from
   contract transactions                         5,264,999       7,603,523       21,827,299         (18,471,774)        5,166,601
                                              ------------    ------------     ------------        ------------      ------------
Net increase (decrease) in net assets            6,957,203      11,664,314       21,688,106         (16,877,079)        8,049,233

Net assets beginning of period                  19,396,925      26,373,741                -          16,877,079        16,351,971
                                              ------------    ------------     ------------        ------------      ------------
Net assets end of period                      $ 26,354,128    $ 38,038,055     $ 21,688,106        $          -      $ 24,401,204
------------------------------------------    ============    ============     ============        ============      ============
(1) Contract unit transactions
Units Outstanding at December 31, 2005           1,376,481       2,435,726                -             917,241         1,208,149

   Units Issued                                    569,137       1,008,861        1,184,059             164,528           522,637
   Units Redeemed                                 (210,980)       (326,627)        (115,628)         (1,081,769)         (169,468)
                                              ------------    ------------     ------------        ------------      ------------
Units Outstanding at December 31, 2006           1,734,638       3,117,960        1,068,431                   -         1,561,318
                                              ============    ============     ============        ============      ============

(a)   Commencement of operations May 1, 2006.

(b)   Period from January 1, 2006 through April 30, 2006.

                    See notes to the financial statements.                    35

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                 JNL/MCM           JNL/MCM           JNL/MCM      JNL/Oppenheimer   JNL/Oppenheimer
                                                Technology       Value Line(R)         VIP         Global Growth        Growth
                                             Sector Portfolio    25 Portfolio       Portfolio        Portfolio         Portfolio
                                             ----------------   ---------------   -------------   ---------------   ---------------
Operations
   Net investment income (loss)                $    (39,933)     $   (889,197)    $   (130,060)    $   (134,715)     $   (37,199)
   Net realized gain (loss) on investments           29,303         1,627,680          158,352          897,379           36,872
   Net change in unrealized appreciation
      (depreciation) on investments                 189,597        (2,305,218)       1,216,960          779,357           52,026
                                               ------------      ------------     ------------     ------------      -----------
Net increase (decrease) in net assets
   from  operations                                 178,967        (1,566,735)       1,245,252        1,542,021           51,699
                                               ------------      ------------     ------------     ------------      -----------
Contract transactions (1)
   Purchase payments (Note 4)                       703,507        23,688,952        7,552,806        3,525,889          327,242
   Surrenders and terminations                      (64,902)       (1,793,807)        (389,388)        (713,897)        (137,567)
   Transfers between portfolios                     524,621        (1,842,680)        (800,975)         575,870           80,970
   Net annuitization transactions                         -                 -                -                -                -
   Policyholder charges (Note 3)                     (1,122)          (60,382)          (6,674)         (45,557)          (8,449)
                                               ------------      ------------     ------------     ------------      -----------
Net increase (decrease) in net assets
   from contract transactions                     1,162,104        19,992,083        6,355,769        3,342,305          262,196
                                               ------------      ------------     ------------     ------------      -----------
Net increase (decrease) in net assets             1,341,071        18,425,348        7,601,021        4,884,326          313,895

Net assets beginning of period                    1,492,987        37,395,515        6,588,978        8,279,922        1,853,303
                                               ------------      ------------     ------------     ------------      -----------
Net assets end of period                       $  2,834,058      $ 55,820,863     $ 14,189,999     $ 13,164,248      $ 2,167,198
------------------------------------------     ============      ============     ============     ============      ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2005              259,200         2,415,053          553,376          666,780          213,382

      Units Issued                                  264,777         2,173,251          705,515          410,572           78,329
      Units Redeemed                                (66,825)         (864,223)        (179,834)        (155,303)         (49,507)
                                               ------------      ------------     ------------     ------------      -----------
Units Outstanding at December 31, 2006              457,152         3,724,081        1,079,057          922,049          242,204
                                               ============      ============     ============     ============      ===========

                                                                                                                       JNL/S&P
                                                 JNL/PIMCO         JNL/Putnam       JNL/Putnam      JNL/Putnam         Managed
                                               Total Return          Equity       Midcap Growth    Value Equity       Aggressive
                                              Bond Portfolio       Portfolio        Portfolio        Portfolio     Growth Portfolio
                                             ----------------   ---------------   -------------   ---------------  ----------------
Operations
   Net investment income (loss)                $    571,152       $   (33,792)     $   (41,140)    $    (97,326)   $     (831,848)
   Net realized gain (loss) on investments          (99,762)            2,208          103,439          226,033         6,316,724
   Net change in unrealized appreciation
      (depreciation) on investments                 (39,861)          360,784            8,485          531,849         2,495,576
                                               ------------       -----------      -----------     ------------    --------------
Net increase (decrease) in net assets
   from operations                                  431,529           329,200           70,784          660,556         7,980,452
                                               ------------       -----------      -----------     ------------    --------------
Contract transactions (1)
   Purchase payments (Note 4)                     7,327,119           225,874          322,026          140,729         6,966,220
   Surrenders and terminations                   (1,755,300)         (816,721)        (173,226)      (1,092,547)       (6,995,589)
   Transfers between portfolios                    (420,295)          (63,305)          13,853         (132,795)       (5,596,858)
   Net annuitization transactions                         -                 -                -                -                 -
   Policyholder charges (Note 3)                    (80,587)          (17,263)         (12,967)         (39,699)         (282,994)
                                               ------------       -----------      -----------     ------------    --------------
Net increase (decrease) in net assets
   from contract transactions                     5,070,937          (671,415)         149,686       (1,124,312)       (5,909,221)
                                               ------------       -----------      -----------     ------------    --------------
Net increase (decrease) in net assets             5,502,466          (342,215)         220,470         (463,756)        2,071,231

Net assets beginning of period                   23,625,529         3,136,607        2,160,613        6,591,222        63,955,589
                                               ------------       -----------      -----------     ------------    --------------
Net assets end of period                       $ 29,127,995       $ 2,794,392      $ 2,381,083     $  6,127,466    $   66,026,820
------------------------------------------     ============       ===========      ===========     ============    ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            1,800,473           314,516          253,951          578,171         5,165,867

      Units Issued                                  996,915            23,398           72,879           22,404           673,224
      Units Redeemed                               (638,987)         (107,710)         (56,287)        (135,043)       (1,190,417)
                                               ------------       -----------      -----------     ------------    --------------
Units Outstanding at December 31, 2006            2,158,401           230,204          270,543          465,532         4,648,674
                                               ============       ===========      ===========     ============    ==============

                    See notes to the financial statements.                    36

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                 JNL/S&P                             JNL/S&P         JNL/S&P
                                                 Managed           JNL/S&P           Managed         Managed           JNL/S&P
                                              Conservative         Managed           Moderate        Moderate         Retirement
                                                Portfolio      Growth Portfolio     Portfolio    Growth Portfolio 2015 Portfolio (a)
                                           ------------------ ------------------ --------------- ---------------- ------------------
Operations
   Net investment income (loss)               $    14,519        $   (574,976)    $     25,529     $   (317,876)      $  (2,062)
   Net realized gain (loss) on investments        139,983           5,538,192          428,790        3,854,939          (3,234)
   Net change in unrealized appreciation
      (depreciation) on investments               327,951           4,855,895        1,404,696        4,363,526          15,357
                                              -----------        ------------     ------------     ------------       ---------
Net increase (decrease) in net assets
   from operations                                482,453           9,819,111        1,859,015        7,900,589          10,061
                                              -----------        ------------     ------------     ------------       ---------
Contract transactions (1)
   Purchase payments (Note 4)                   3,620,437          18,588,149       10,360,907       22,904,794         268,824
   Surrenders and terminations                   (332,398)         (6,049,462)      (1,011,850)      (5,209,728)           (143)
   Transfers between portfolios                  (144,033)         (1,265,112)         348,341        2,799,706          55,359
   Net annuitization transactions                       -                   -                -          (95,753)              -
   Policyholder charges (Note 3)                   (5,871)           (231,854)         (15,296)        (112,378)              -
                                              -----------        ------------     ------------     ------------       ---------
Net increase (decrease) in net assets from
   contract transactions                        3,138,135          11,041,721        9,682,102       20,286,641         324,040
                                              -----------        ------------     ------------     ------------       ---------
Net increase (decrease) in net assets           3,620,588          20,860,832       11,541,117       28,187,230         334,101

Net assets beginning of period                  6,204,627          73,034,155       16,237,721       64,507,428               -
                                              -----------        ------------     ------------     ------------       ---------
Net assets end of period                      $ 9,825,215        $ 93,894,987     $ 27,778,838     $ 92,694,658       $ 334,101
------------------------------------------    ===========        ============     ============     ============       =========
(1) Contract unit transactions
Units Outstanding at December 31, 2005            591,838           5,714,755        1,506,225        5,166,600               -

      Units Issued                                514,775           1,596,197        1,151,093        2,288,518          42,231
      Units Redeemed                             (222,701)           (829,842)        (282,712)        (780,567)        (11,342)
                                              -----------        ------------     ------------     ------------       ---------
Units Outstanding at December 31, 2006            883,912           6,481,110        2,374,606        6,674,551          30,889
                                              ===========        ============     ============     ============       =========

                                                 JNL/S&P            JNL/S&P             JNL/S&P         JNL/Select   JNL/Select
                                               Retirement         Retirement          Retirement         Balanced   Global Growth
                                           2020 Portfolio (a) 2025 Portfolio (a) Income Portfolio (a)   Portfolio     Portfolio
                                           ------------------ ------------------ -------------------- ------------- -------------
Operations
   Net investment income (loss)                $  (1,400)          $   (600)         $    (9,460)     $    119,419   $   (44,745)
   Net realized gain (loss) on investments           157                270                3,217           399,301      (254,603)
   Net change in unrealized appreciation
      (depreciation) on investments               17,805              5,323               59,011           871,085       696,115
                                               ---------           --------          -----------      ------------   -----------
Net increase (decrease) in net assets
   from operations                                16,562              4,993               52,768         1,389,805       396,767
                                               ---------           --------          -----------      ------------   -----------
Contract transactions (1)
   Purchase payments (Note 4)                    238,190             76,759            1,153,509         1,844,393       431,976
   Surrenders and terminations                    (2,551)            (4,215)              (9,241)       (1,807,816)     (642,543)
   Transfers between portfolios                     (140)             4,327              362,935          (127,906)      (85,611)
   Net annuitization transactions                      -                  -                    -                 -             -
   Policyholder charges (Note 3)                       -                  -                    -           (66,396)      (26,050)
                                               ---------           --------          -----------      ------------   -----------
Net increase (decrease) in net assets from
   contract transactions                         235,499             76,871            1,507,203          (157,725)     (322,228)
                                               ---------           --------          -----------      ------------   -----------
Net increase (decrease) in net assets            252,061             81,864            1,559,971         1,232,080        74,539

Net assets beginning of period                         -                  -                    -        11,919,967     3,601,108
                                               ---------           --------          -----------      ------------   -----------
Net assets end of period                       $ 252,061           $ 81,864          $ 1,559,971      $ 13,152,047   $ 3,675,647
------------------------------------------     =========           ========          ===========      ============   ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2005                 -                  -                    -           658,722       325,631

      Units Issued                                23,446              7,964              159,911           183,394        36,995
      Units Redeemed                                (412)              (535)             (12,504)         (228,139)      (89,399)
                                               ---------           --------          -----------      ------------   -----------
Units Outstanding at December 31, 2006            23,034              7,429              147,407           613,977       273,227
                                               =========           ========          ===========      ============   ===========

(a)   Commencement of operations January 17, 2006.

                    See notes to the financial statements.                    37

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                                                   JNL/T. Rowe      JNL/T. Rowe
                                              JNL/Select        JNL/Select          JNL/              Price        Price Mid-Cap
                                              Large Cap        Money Market     Select Value       Established         Growth
                                           Growth Portfolio      Portfolio       Portfolio      Growth Portfolio     Portfolio
                                           ----------------   --------------   --------------   ----------------   -------------
Operations
   Net investment income (loss)              $   (116,652)     $    399,191      $    70,579      $   (234,011)    $   (196,942)
   Net realized gain (loss) on investments       (240,581)                9          391,061           582,695        2,758,859
   Net change in unrealized appreciation
      (depreciation) on investments               570,995                (8)         509,608         2,198,661       (1,248,059)
                                             ------------      ------------      -----------      ------------     ------------
Net increase (decrease) in net assets
   from operations                                213,762           399,192          971,248         2,547,345        1,313,858
                                             ------------      ------------      -----------      ------------     ------------
Contract transactions (1)
   Purchase payments (Note 4)                   1,201,226        10,777,494        1,658,928         5,134,405        6,265,983
   Surrenders and terminations                 (1,100,306)       (4,795,770)        (504,607)       (1,560,300)      (2,037,115)
   Transfers between portfolios                  (120,664)      (14,740,545)       1,296,089          (320,528)      (1,350,353)
   Net annuitization transactions                       -                 -                -                 -                -
   Policyholder charges (Note 3)                  (59,609)          (78,612)         (39,909)          (59,923)        (102,787)
                                             ------------      ------------      -----------      ------------     ------------
Net increase (decrease) in net assets from
   contract transactions                          (79,353)       (8,837,433)       2,410,501         3,193,654        2,775,728
                                             ------------      ------------      -----------      ------------     ------------
Net increase (decrease) in net assets             134,409        (8,438,241)       3,381,749         5,740,999        4,089,586

Net assets beginning of period                  7,391,698        23,951,124        4,249,393        18,904,129       23,757,428
                                             ------------      ------------      -----------      ------------     ------------
Net assets end of period                     $  7,526,107      $ 15,512,883      $ 7,631,142      $ 24,645,128     $ 27,847,014
-------------------------------------------  ============      ============      ===========      ============     ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005            622,928         2,129,145          246,236         1,005,858          874,981

      Units Issued                                 79,058         2,423,602          185,230           214,336          227,465
      Units Redeemed                             (173,904)       (3,244,080)         (59,842)         (160,416)        (209,445)
                                             ------------      ------------      -----------      ------------     ------------
Units Outstanding at December 31, 2006            528,082         1,308,667          371,624         1,059,778          893,001
                                             ============      ============      ===========      ============     ============

                                                                                                   JNL/Western
                                              JNL/T. Rowe       JNL/Western      JNL/Western     U.S. Government
                                              Price Value       High Yield     Strategic Bond      & Quality
                                               Portfolio      Bond Portfolio      Portfolio      Bond Portfolio
                                           ----------------   --------------   --------------   ----------------
Operations
   Net investment income (loss)              $    (64,461)     $    892,664     $   (166,416)     $   (150,486)
   Net realized gain (loss) on investments      2,231,015           (62,949)         (42,635)         (122,342)
   Net change in unrealized appreciation
      (depreciation) on investments             1,994,760           476,123          504,127           413,303
                                             ------------      ------------     ------------      ------------
Net increase (decrease) in net assets
   from operations                              4,161,314         1,305,838          295,076           140,475
                                             ------------      ------------     ------------      ------------
Contract transactions (1)
   Purchase payments (Note 4)                   5,726,228         4,957,108        3,608,257         1,471,831
   Surrenders and terminations                 (1,523,377)       (1,638,015)        (946,950)       (1,518,957)
   Transfers between portfolios                  (950,785)        1,297,830         (584,905)          (30,253)
   Net annuitization transactions                       -                 -                -                 -
   Policyholder charges (Note 3)                  (87,643)          (45,102)         (79,507)          (33,752)
                                             ------------      ------------     ------------      ------------
Net increase (decrease) in net assets from
   contract transactions                        3,164,423         4,571,821        1,996,895          (111,131)
                                             ------------      ------------     ------------      ------------
Net increase (decrease) in net assets           7,325,737         5,877,659        2,291,971            29,344

Net assets beginning of period                 21,334,428        12,201,125        8,474,769         8,561,677
                                             ------------      ------------     ------------      ------------
Net assets end of period                     $ 28,660,165      $ 18,078,784     $ 10,766,740      $  8,591,021
-------------------------------------------  ============      ============     ============      ============

(1) Contract unit transactions
Units Outstanding at December 31, 2005          1,593,460         1,039,828          517,693           640,155

      Units Issued                                482,613           749,111          229,728           224,305
      Units Redeemed                             (272,079)         (409,973)        (134,592)         (249,487)
                                             ------------      ------------     ------------      ------------
Units Outstanding at December 31, 2006          1,803,994         1,378,966          612,829           614,973
                                             ============      ============     ============      ============

                    See notes to the financial statements.                    38

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 - Organization

Jackson National Life Insurance Company of New York ("Jackson") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained ninety-three (93) Portfolios during 2007, but currently contains eighty-three (83) Portfolios as of December 31, 2007, each of which invests in the following series of mutual funds:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund(1)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund *
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund(1)
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Putnam Midcap Growth Fund(1)
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 - Organization (continued)

--------------------------------------------------------------------------------
                             JNL Variable Fund LLC
--------------------------------------------------------------------------------

JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

--------------------------------------------------------------------------------
                           JNLNY Variable Fund I LLC
--------------------------------------------------------------------------------

JNL/MCM Dow SM 10 Fund (NY) (1)*
JNL/MCM Dow SM Dividend Fund (NY) (1)*
JNL/MCM Global 15 Fund (NY) (1)*
JNL/MCM Nasdaq(R) 15 Fund (NY) (1)*
JNL/MCM S&P(R) 10 Fund (NY) (1)*
JNL/MCM S&P(R) 24 Fund (NY) (1)*
JNL/MCM Value Line(R) 25 Fund (NY) (1)*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2007, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED PORTFOLIO                                 ACQUIRING PORTFOLIO                                         DATE OF AQUISITION
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Fund                              JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Fund                        JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Dow 10 Fund (NY)                           JNL/MCM JNL 5 Fund                                          April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM S&P 10 Fund (NY)                           JNL/MCM JNL 5 Fund                                          April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Global 15 Fund (NY)                        JNL/MCM JNL 5 Fund                                          April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Fund                      JNL/FI Mid-Cap Equity Fund                                  November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Nasdaq 15 Fund (NY)                        JNL/MCM Nasdaq 25 Fund                                      November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Value Line 25 Fund (NY)                    JNL/MCM Value Line 30 Fund                                  November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM Dow Dividend Fund (NY)                     JNL/MCM Dow Dividend Fund                                   November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/MCM S&P 24 Fund (NY)                           JNL/MCM S&P 24 Fund                                         November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------

During the year ended December 31, 2007, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Fund                       JNL/PPM America Value Equity Fund(2)                        January 16, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Mid-Cap Equity Fund                        JNL/FI Mid-Cap Equity Fund                                  April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Balanced Fund                              JNL/FI Balanced Fund                                        April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western High Yield Bond Fund                   JNL/PPM America High Yield Bond Fund(2)                     April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western Strategic Bond Fund                    JNL/Goldman Sachs Core Plus Bond Fund(2)                    April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western U.S. Government & Quality Bond Fund    JNL/JPMorgan U.S. Government & Quality Bond Fund(2)         April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 - Organization (continued)

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Balanced Fund                               JNL/Capital Guardian Global Balanced Fund(2)                December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Mid-Cap Equity Fund                         JNL/JPMorgan MidCap Growth Fund(2)                          December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Equity Fund             JNL/AIM International Growth Fund(2)                        December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Equity Fund                             JNL/PPM America Core Equity Fund(2)                         December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Global Growth Fund                      JNL/Capital Guardian Global Diversified Research Fund(2)    December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Large Cap Growth Fund                   JNL/Capital Guardian U.S. Growth Equity Fund(2)             December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------

(1)   These funds are no longer available as of December 31, 2007.

(2)   These name changes are due to changes in sub-advisors.

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)

New Accounting Pronouncement

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

Note 3 - Policy Charges

      Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

      Contract Maintenance Charge

      An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2007 and 2006, contract maintenance charges were assessed in the amount of $176,750 and $323,150, respectively.

      Transfer Fee Charge

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2007 and 2006, transfer fee charges were assessed in the amount of $1,625 and $600, respectively.

      Surrender or Contingent Deferred Sales Charge

      During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.

      The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2007 and 2006, surrender charges were assessed in the amount of $1,019,652 and $2,224,265, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)

Policyholder Charges (continued)

      Optional Benefit Charges

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.60%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.71%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges

      Insurance Charges

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges

      Contract Enhancement Charge. If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

      Withdrawal Charge Period. If the optional three or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.55% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)

Premium Taxes

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 - Related Party Transactions

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $3,802,593 and $3,339,423 to the Separate Account in the form of additional premium to contract owner's accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments

      For the year ended December 31, 2007, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                         Proceeds
                                                          Purchases     from Sales
                                                        ------------   ------------
JNL/AIM International Growth Fund                       $  9,701,221   $  4,154,007
JNL/AIM Large Cap Growth Fund                              2,442,033      1,714,805
JNL/AIM Real Estate Fund                                  13,917,194     12,321,011
JNL/AIM Small Cap Growth Fund                              2,322,720      2,543,566
JNL/Alger Growth Fund                                        272,340      7,047,347
JNL/Capital Guardian Global Balanced Fund                  6,227,700      3,851,030
JNL/Capital Guardian Global Diversified Research Fund      3,048,452      1,635,135
JNL/Capital Guardian International Small Cap Fund            170,242         14,029
JNL/Capital Guardian U.S. Growth Equity Fund               3,736,499      2,573,503
JNL/Credit Suisse Global Natural Resources Fund           25,582,117      5,761,744
JNL/Credit Suisse Long/Short Fund                          1,419,550        904,707
JNL/Eagle Core Equity Fund                                 1,234,049      1,090,938
JNL/Eagle SmallCap Equity Fund                             6,178,312      4,360,126
JNL/Franklin Templeton Founding Strategy Fund             43,761,264      6,384,992
JNL/Franklin Templeton Global Growth Fund                  5,618,441        658,001
JNL/Franklin Templeton Income Fund                        32,844,700      8,923,749
JNL/Franklin Templeton Mutual Shares Fund                  8,484,443      1,075,318
JNL/Franklin Templeton Small Cap Value Fund                3,548,879      2,207,855
JNL/Goldman Sachs Core Plus Bond Fund                      9,092,025      4,897,651
JNL/Goldman Sachs Mid Cap Value Fund                      11,394,442      8,786,830
JNL/Goldman Sachs Short Duration Bond Fund                 5,517,294      3,376,673
JNL/JPMorgan International Value Fund                     30,341,696     18,355,003
JNL/JPMorgan MidCap Growth Fund                            3,975,319      2,069,957
JNL/JPMorgan U.S. Government & Quality Bond Fund           8,505,351      7,368,691
JNL/Lazard Emerging Markets Fund                          10,440,433      2,940,217
JNL/Lazard Mid Cap Value Fund                              8,144,567      4,021,063
JNL/Lazard Small Cap Value Fund                            3,954,660      2,102,446
JNL/MCM 10 x 10 Fund                                       7,635,261        672,319
JNL/MCM Bond Index Fund                                    8,376,895      2,679,221
JNL/MCM Enhanced S&P 500 Stock Index Fund                  9,034,046      8,171,144
JNL/MCM Index 5 Fund                                       4,212,345      2,104,678
JNL/MCM International Index Fund                          19,779,440      8,875,895
JNL/MCM S&P 400 MidCap Index Fund                         11,338,318      5,735,741
JNL/MCM S&P 500 Index Fund                                12,384,445      7,238,739
JNL/MCM Small Cap Index Fund                               9,433,643      4,639,375
JNL/Oppenheimer Global Growth Fund                         8,570,230      4,124,461
JNL/Oppenheimer Growth Fund                                  739,861      2,637,798
JNL/PIMCO Real Return Fund                                 4,135,222      1,162,818
JNL/PIMCO Total Return Bond Fund                          16,573,124     12,528,669
JNL/PPM America Core Equity Fund                             654,670        777,771
JNL/PPM America High Yield Bond Fund                      20,648,388     19,304,296
JNL/PPM America Value Equity Fund                            442,991      1,872,775
JNL/Putnam Midcap Growth Fund                                333,447      2,708,249
JNL/S&P 4 Fund                                               127,822         44,360
JNL/S&P Competitive Advantage Fund                         2,686,781         16,665
JNL/S&P Disciplined Growth Fund                              778,554         22,425
JNL/S&P Disciplined Moderate Fund                          1,026,465         54,270
JNL/S&P Disciplined Moderate Growth Fund                   1,902,052        128,127
JNL/S&P Dividend Income & Growth Fund                        124,332             63
JNL/S&P Growth Retirement Strategy Fund                      360,743            517
JNL/S&P Intrinsic Value Fund                                       -              -
JNL/S&P Managed Aggressive Growth Fund                    13,029,552     16,353,495
JNL/S&P Managed Conservative Fund                         15,985,850      4,264,593
JNL/S&P Managed Growth Fund                               31,632,920     18,818,936
JNL/S&P Managed Moderate Fund                             21,038,241      6,733,202
JNL/S&P Managed Moderate Growth Fund                      40,548,371     19,882,133
JNL/S&P Moderate Growth Retirement Strategy Fund                   -              -
JNL/S&P Moderate Retirement Strategy Fund                          -              -
JNL/S&P Retirement 2015 Fund                               1,174,386         39,409
JNL/S&P Retirement 2020 Fund                                 908,831         26,283
JNL/S&P Retirement 2025 Fund                                 748,366        124,407
JNL/S&P Retirement Income Fund                             2,289,337        306,457
JNL/S&P Total Yield Fund                                           -              -
JNL/Select Balanced Fund                                  11,789,419      7,425,733
JNL/Select Money Market Fund                              60,132,682     51,933,182
JNL/Select Value Fund                                     10,499,445      4,249,535
JNL/T.Rowe Price Established Growth Fund                  18,981,836      6,685,257
JNL/T.Rowe Price Mid-Cap Growth Fund                      21,292,675      9,732,533
JNL/T.Rowe Price Value Fund                               11,521,292      7,021,161

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
                                                                     Proceeds
                                                     Purchases      from Sales
                                                   -------------   ------------
JNL/MCM 25 Fund                                    $   4,760,021   $ 15,497,717
JNL/MCM Communications Sector Fund                     5,245,728      3,317,226
JNL/MCM Consumer Brands Sector Fund                      655,379        219,360
JNL/MCM Dow Dividend Fund                             21,136,241        326,775
JNL/MCM Financial Sector Fund                          4,229,767      2,591,412
JNL/MCM Healthcare Sector Fund                         2,889,959      1,920,430
JNL/MCM JNL 5 Fund                                   316,608,177     97,778,197
JNL/MCM JNL Optimized 5 Fund                          30,594,257     12,350,989
JNL/MCM Nasdaq 25 Fund                                 5,208,991        442,249
JNL/MCM NYSE International 25 Fund                     4,313,273        374,348
JNL/MCM Oil & Gas Sector Fund                         17,184,155     15,514,269
JNL/MCM S&P 24 Fund                                      617,906          3,427
JNL/MCM S&P SMid 60 Fund                               7,329,483      6,184,041
JNL/MCM Select Small Cap Fund                          3,979,978     13,657,600
JNL/MCM Technology Sector Fund                         2,724,491      1,803,064
JNL/MCM Value Line 30 Fund                            68,175,519      1,585,685
JNL/MCM VIP Fund                                      25,565,295     21,518,277

--------------------------------------------------------------------------------
                            JNLNY Variable Fund I LLC
--------------------------------------------------------------------------------
                                                                     Proceeds
                                                     Purchases      from Sales
                                                   -------------  -------------
JNL/MCM Dow 10 Fund (NY)                           $   4,894,527  $  32,222,068
JNL/MCM Dow Dividend Fund (NY)                        19,340,333     34,216,579
JNL/MCM Global 15 Fund (NY)                           11,878,574     53,175,413
JNL/MCM Nasdaq 15 Fund (NY)                            2,640,012      5,957,107
JNL/MCM S&P 10 Fund (NY)                               3,528,933     32,148,111
JNL/MCM S&P 24 Fund (NY)                                 403,083      1,926,430
JNL/MCM Value Line 25 Fund (NY)                       41,537,197    105,584,470

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights

 The following is a summary for each period in the five year period ended December 31, 2007 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                      JNL/AIM            JNL/AIM             JNL/AIM             JNL/AIM
                                   International        Large Cap          Real Estate          Small Cap           JNL/Alger
                                  Growth Portfolio  Growth Portfolio      Portfolio(d)       Growth Portfolio  Growth Portfolio(b)
                                  ----------------  ----------------     ---------------     ----------------  -------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 15.610040       $ 12.228711         $ 12.498967          $ 13.804828        $ 16.823011
   Total Return *                         6.87%***         11.19%             -19.38%***             7.41%              7.86%
   Ratio of Expenses **                   3.06%             4.00%               3.06%                3.60%              3.62%

Period ended December 31, 2006
   Unit Value                      $ 14.852999       $ 10.998069         $ 15.193606          $ 12.851988        $ 15.597255
   Total Return *                        19.03%             3.64%              32.43%               10.45%              1.24%
   Ratio of Expenses **                   2.95%             4.00%               2.95%                3.60%              3.62%

Period ended December 31, 2005
   Unit Value                      $ 12.478356       $ 10.611801         $ 11.473288          $ 11.635991        $ 15.406030
   Total Return *                        12.58%***          3.04%               9.43***              4.60%              8.32%
   Ratio of Expenses **                   2.95%             4.00%               2.95%                3.60%              3.62%

Period ended December 31, 2004
   Unit Value                      $ 11.699840       $ 10.298874                 n/a          $ 11.124630        $ 14.222373
   Total Return *                         0.70%***          8.22%***             n/a                 7.51%***           3.04%***
   Ratio of Expenses **                   2.87%             4.00%                n/a                 3.60%              3.62%

Period ended December 31, 2003
   Unit Value                      $ 10.413214       $ 10.036249                 n/a          $ 10.982239        $ 15.206695
   Total Return *                        14.25%***          6.81%***             n/a                 3.72%***          16.18%***
   Ratio of Expenses **                   2.80%             2.65%                n/a                 2.80%              2.65%

                                    JNL/Capital         JNL/Capital          JNL/Capital         JNL/Capital     JNL/Credit Suisse
                                  Guardian Global     Guardian Global          Guardian         Guardian U.S.      Global Natural
                                      Balanced          Diversified      International Small    Growth Equity        Resources
                                     Portfolio      Research Portfolio     Cap Portfolio(c)       Portfolio         Portfolio(a)
                                  ---------------   ------------------   -------------------   ---------------   -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.543817         $ 26.239730           $ 9.849998         $ 24.731198        $ 13.499173
   Total Return *                        3.70%               2.45%***            -2.45%***            6.52%             14.39%***
   Ratio of Expenses **                  4.00%               2.72%               2.645%               2.95%              3.06%

Period ended December 31, 2006
   Unit Value                     $ 10.167521         $ 23.065061                  n/a         $ 23.216435                n/a
   Total Return *                        6.46%              10.57%                 n/a                1.57%               n/a
   Ratio of Expenses **                  4.00%               2.45%                 n/a                2.95%               n/a

Period ended December 31, 2005
   Unit Value                     $  9.550912         $ 20.859781                  n/a         $ 22.857142                n/a
   Total Return *                        5.78%              -0.55%                 n/a                7.25%***            n/a
   Ratio of Expenses **                  4.00%               2.45%                 n/a                2.95%               n/a

Period ended December 31, 2004
   Unit Value                     $  9.028769         $ 20.974400                  n/a         $ 22.554973                n/a
   Total Return *                        9.97%***            7.07%***              n/a               -0.27%***            n/a
   Ratio of Expenses **                  4.00%               2.45%                 n/a                2.92%               n/a

Period ended December 31, 2003
   Unit Value                     $  8.975033         $  9.192404                  n/a         $ 22.334683                n/a
   Total Return *                        5.16%***           22.25%                 n/a               34.44%***            n/a
   Ratio of Expenses **                  2.80%               1.40%                 n/a               2.095%               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations May 2, 2005.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                     JNL/AIM             JNL/AIM              JNL/AIM             JNL/AIM
                                  International         Large Cap           Real Estate           Small Cap           JNL/Alger
                                Growth Portfolio    Growth Portfolio        Portfolio(d)      Growth Portfolio   Growth Portfolio(b)
                                ----------------   ------------------   -------------------   ----------------   -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 19.623745         $ 14.626770          $ 13.117101          $ 15.960342         $ 22.498801
   Total Return *                       8.41%              14.48%              -16.07%***             9.98%               8.75%
   Ratio of Expenses **                 1.25%               1.10%                1.25%                1.25%               1.10%

Period ended December 31, 2006
   Unit Value                    $ 18.102209         $ 12.776730          $ 15.628634          $ 14.511723         $ 20.688950
   Total Return *                      21.07%               6.68%               34.78%               13.07%               3.82%
   Ratio of Expenses **                 1.25%               1.10%                1.35%                1.25%               1.10%

Period ended December 31, 2005
   Unit Value                    $ 14.952201         $ 11.976548          $ 11.595734          $ 12.834332         $ 19.927987
   Total Return *                       9.32%               6.06%                9.03%***             7.08%              11.08%
   Ratio of Expenses **                 1.25%               1.10%                1.35%                1.25%               1.10%

Period ended December 31, 2004
   Unit Value                    $ 13.677913         $ 11.292011                  n/a          $ 11.986082         $ 17.940226
   Total Return *                      14.89%               4.49%                 n/a                 5.53%               3.47%
   Ratio of Expenses **                 1.25%               1.10%                 n/a                 1.25%               1.10%

Period ended December 31, 2003
   Unit Value                    $ 11.904771         $ 10.346261                  n/a          $ 11.358258         $ 17.059762
   Total Return *                       7.68%***            3.24%***              n/a                 2.27%***            4.55%***
   Ratio of Expenses **                 1.25%               1.25%                 n/a                 1.25%               1.25%

                                   JNL/Capital         JNL/Capital          JNL/Capital          JNL/Capital      JNL/Credit Suisse
                                 Guardian Global     Guardian Global         Guardian           Guardian U.S.       Global Natural
                                    Balanced           Diversified      International Small    Growth Equity          Resources
                                    Portfolio      Research Portfolio     Cap Portfolio(c)        Portfolio          Portfolio(a)
                                ----------------   ------------------   -------------------   ----------------   -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 13.020007        $    31.597476        $  9.859775          $ 30.659761       $  13.730889
   Total Return *                       6.61%                -3.47%***          -2.17%***             8.36%              1.58%***
   Ratio of Expenses **                 1.25%                 1.25%              1.35%                1.25%              1.25%

Period ended December 31, 2006
   Unit Value                    $ 12.212895        $    26.214779                n/a          $ 28.294191                n/a
   Total Return *                       9.42%                11.79%               n/a                 3.31%               n/a
   Ratio of Expenses **                 1.25%                 1.35%               n/a                 1.25%               n/a

Period ended December 31, 2005
   Unit Value                    $ 11.161868        $    23.449660                n/a          $ 27.387918                n/a
   Total Return *                       8.72%                 0.55%               n/a                 3.37%               n/a
   Ratio of Expenses **                 1.25%                 1.35%               n/a                 1.25%               n/a

Period ended December 31, 2004
   Unit Value                    $ 10.266186        $    23.321437                n/a          $ 26.494836                n/a
   Total Return *                       8.06%                15.90%               n/a                 8.24%               n/a
   Ratio of Expenses **                 1.25%                 1.35%               n/a                 1.25%               n/a

Period ended December 31, 2003
   Unit Value                    $  9.500264        $     9.192404                n/a          $  8.387840                n/a
   Total Return *                       3.64%***             22.25%               n/a                33.57%               n/a
   Ratio of Expenses **                 1.25%                 1.40%               n/a                 1.40%               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations May 2, 2005.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/AIM            JNL/AIM              JNL/AIM           JNL/AIM
                                     International        Large Cap           Real Estate         Small Cap          JNL/Alger
                                    Growth Portfolio   Growth Portfolio       Portfolio(d)     Growth Portfolio  Growth Portfolio(b)
                                    ----------------   ----------------       ------------     ----------------  -------------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 14,387           $ 7,404              $ 6,850            $ 3,930             $     -
   Units Outstanding (in thousands)          816               535                  530                258                   -
   Investment Income Ratio *                1.71%             0.42%                2.50%              0.28%               0.19%

Period ended December 31, 2006
   Net Assets (in thousands)            $  8,157           $ 6,042              $ 7,640            $ 3,987             $ 6,257
   Units Outstanding (in thousands)          519               497                  494                287                 482
   Investment Income Ratio *                0.17%             0.00%                0.08%              0.00%               0.00%

Period ended December 31, 2005
   Net Assets (in thousands)            $  3,690           $ 4,672              $ 1,179            $ 3,488             $ 7,245
   Units Outstanding (in thousands)          308               409                  102                283                 618
   Investment Income Ratio *                1.82%             0.04%                0.00%              0.00%               0.11%

Period ended December 31, 2004
   Net Assets (in thousands)            $  3,078           $ 3,366                  n/a            $ 3,727             $ 6,713
   Units Outstanding (in thousands)          295               312                  n/a                324                 661
   Investment Income Ratio *                1.34%             0.00%                 n/a               0.00%               0.01%

Period ended December 31, 2003
   Net Assets (in thousands)            $  2,389           $ 1,356                  n/a            $ 2,531             $ 7,076
   Units Outstanding (in thousands)          268               136                  n/a                234                 754
   Investment Income Ratio *                1.77%             0.00%                 n/a               0.00%               0.00%

                                       JNL/Capital       JNL/Capital           JNL/Capital       JNL/Capital      JNL/Credit Suisse
                                     Guardian Global   Guardian Global          Guardian         Guardian U.S.     Global Natural
                                        Balanced         Diversified      International Small   Growth Equity        Resources
                                        Portfolio     Research Portfolio    Cap Portfolio(c)      Portfolio         Portfolio(a)
                                     ---------------  ------------------  -------------------   --------------    -----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 12,554           $ 5,787              $  155             $ 9,399            $ 22,157
   Units Outstanding (in thousands)          990               299                  16                 537               1,622
   Investment Income Ratio *                2.59%             0.71%               0.00%               0.00%               0.00%

Period ended December 31, 2006
   Net Assets (in thousands)            $ 10,268           $ 3,676                 n/a             $ 7,526                 n/a
   Units Outstanding (in thousands)          859               273                 n/a                 528                 n/a
   Investment Income Ratio *                0.13%             0.09%                n/a                0.00%                n/a

Period ended December 31, 2005
   Net Assets (in thousands)            $  8,699           $ 3,601                 n/a             $ 7,392                 n/a
   Units Outstanding (in thousands)          790               326                 n/a                 623                 n/a
   Investment Income Ratio *                0.01%             0.54%                n/a                0.00%                n/a

Period ended December 31, 2004
   Net Assets (in thousands)            $  6,684           $ 3,654                 n/a             $ 7,131                 n/a
   Units Outstanding (in thousands)          648               357                 n/a                 698                 n/a
   Investment Income Ratio *                1.36%             0.00%                n/a                0.00%                n/a

Period ended December 31, 2003
   Net Assets (in thousands)            $  4,997           $ 3,865                 n/a             $ 6,730                 n/a
   Units Outstanding (in thousands)          516               420                 n/a                 805                 n/a
   Investment Income Ratio *                1.53%             0.00%                n/a                0.00%                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations May 2, 2005.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/                                                                          JNL/Franklin
                                    Credit Suisse          JNL/Eagle            JNL/Eagle           JNL/Franklin        Templeton
                                      Long/Short          Core Equity        SmallCap Equity    Templeton Founding    Global Growth
                                     Portfolio(a)          Portfolio            Portfolio      Strategy Portfolio(a)   Portfolio(a)
                                   ---------------      ---------------    ------------------  ---------------------  --------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 10.597762          $ 15.282170        $    21.815073         $ 9.812218          $ 9.785701
   Total Return *                        -1.94%***            -2.84%                 8.85%             -3.47%***           -8.10%***
   Ratio of Expenses **                   2.46%               3.445%                 2.92%              2.92%               2.92%

Period ended December 31, 2006
   Unit Value                              n/a          $ 15.728676        $    20.041342                n/a                 n/a
   Total Return *                          n/a                 8.55%                16.65%               n/a                 n/a
   Ratio of Expenses **                    n/a                3.445%                 2.92%               n/a                 n/a

Period ended December 31, 2005
   Unit Value                              n/a          $ 14.489276        $    17.181084                n/a                 n/a
   Total Return *                          n/a                -0.12%                -0.42%               n/a                 n/a
   Ratio of Expenses **                    n/a                3.445%                 2.92%               n/a                 n/a

Period ended December 31, 2004
   Unit Value                              n/a          $ 14.506247        $    17.253799                n/a                 n/a
   Total Return *                          n/a                 5.17%***             14.73%***            n/a                 n/a
   Ratio of Expenses **                    n/a                3.445%                 2.92%               n/a                 n/a

Period ended December 31, 2003
   Unit Value                              n/a          $ 14.802644        $    15.086008                n/a                 n/a
   Total Return *                          n/a                11.71%***              3.11%***            n/a                 n/a
   Ratio of Expenses **                    n/a                 2.80%                 2.80%               n/a                 n/a

                                                                                JNL/Franklin            JNL/              JNL/
                                        JNL/Franklin       JNL/Franklin          Templeton        Goldman Sachs      Goldman Sachs
                                          Templeton       Templeton Mutual       Small Cap           Core Plus          Mid Cap
                                   Income Portfolio(c)  Shares Portfolio(a)  Value Portfolio(b)   Bond Portfolio  Value Portfolio(b)
                                   -------------------  -------------------  ------------------  ---------------  ------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                        $ 10.624672           $ 9.777653         $ 11.273287        $ 16.150638       $ 12.488638
   Total Return *                          -3.52%***            -5.59%***           -8.86%              3.51%            -6.17%***
   Ratio of Expenses **                     3.06%                2.56%               2.92%              3.30%             3.06%

Period ended December 31, 2006
   Unit Value                        $ 10.767823                  n/a         $ 12.368543        $ 15.602425       $ 12.557941
   Total Return *                           5.49%***              n/a                8.71%***           1.30%             8.72%***
   Ratio of Expenses **                     2.92%                 n/a                2.92%              3.30%             2.92%

Period ended December 31, 2005
   Unit Value                                n/a                  n/a         $ 10.822833        $ 15.402942       $ 11.186412
   Total Return *                            n/a                  n/a               -2.06%***          -0.70%             0.75%***
   Ratio of Expenses **                      n/a                  n/a                2.86%              3.30%             2.72%

Period ended December 31, 2004
   Unit Value                                n/a                  n/a                 n/a        $ 15.511811               n/a
   Total Return *                            n/a                  n/a                 n/a                5.6%***           n/a
   Ratio of Expenses **                      n/a                  n/a                 n/a               3.30%              n/a

Period ended December 31, 2003
   Unit Value                                n/a                  n/a                 n/a        $ 15.657991               n/a
   Total Return *                            n/a                  n/a                 n/a               1.49%***           n/a
   Ratio of Expenses **                      n/a                  n/a                 n/a               2.80%              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                      JNL/                                                                        JNL/Franklin
                                 Credit Suisse      JNL/Eagle          JNL/Eagle            JNL/Franklin            Templeton
                                   Long/Short      Core Equity      SmallCap Equity      Templeton Founding      Global Growth
                                  Portfolio(a)      Portfolio          Portfolio       Strategy Portfolio(a)      Portfolio(a)
                                 -------------    -------------   ------------------   ---------------------  ------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 10.710847      $ 19.916715        $ 26.791566          $ 9.970116            $ 9.943224
   Total Return *                       4.97%***        -0.52%             10.86%              -4.99%***             -7.78%***
   Ratio of Expenses **                 1.35%            1.10%              1.10%               1.25%                 1.25%

Period ended December 31, 2006
   Unit Value                            n/a      $ 20.020920        $ 24.167102                 n/a                   n/a
   Total Return *                        n/a            11.12%             18.78%                n/a                   n/a
   Ratio of Expenses **                  n/a             1.10%              1.10%                n/a                   n/a

Period ended December 31, 2005
   Unit Value                            n/a      $ 18.016966        $ 20.346844                 n/a                   n/a
   Total Return *                        n/a             2.25%              1.40%                n/a                   n/a
   Ratio of Expenses **                  n/a             1.10%              1.10%                n/a                   n/a

Period ended December 31, 2004
   Unit Value                            n/a      $ 17.621100        $ 20.065533                 n/a                   n/a
   Total Return *                        n/a             6.65%             13.28%                n/a                   n/a
   Ratio of Expenses **                  n/a             1.10%              1.10%                n/a                   n/a

Period ended December 31, 2003
   Unit Value                            n/a      $ 16.574173        $ 16.891779                 n/a                   n/a
   Total Return *                        n/a             8.18%***           5.56%***             n/a                   n/a
   Ratio of Expenses **                  n/a             1.25%              1.25%                n/a                   n/a

                                  JNL/Franklin     JNL/Franklin      JNL/Franklin               JNL/                 JNL/
                                   Templeton        Templeton          Templeton            Goldman Sachs        Goldman Sachs
                                     Income       Mutual Shares        Small Cap              Core Plus             Mid Cap
                                  Portfolio(c)     Portfolio(a)   Value Portfolio(b)        Bond Portfolio    Value Portfolio(b)
                                 -------------    -------------   ------------------   ---------------------  ------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 10.950553      $ 9.900980         $ 11.756122            $ 21.327295         $ 13.070993
   Total Return *                       0.58%***       -2.04%***           -7.40%                  5.83%               1.41%
   Ratio of Expenses **                 1.25%           1.25%               1.35%                  1.10%               1.35%

Period ended December 31, 2006
   Unit Value                    $ 10.887761             n/a         $ 12.695707            $ 20.152585         $ 12.889320
   Total Return *                       8.88%***         n/a               16.13%                  3.54%              14.18%
   Ratio of Expenses **                 1.40%            n/a                1.35%                  1.10%               1.35%

Period ended December 31, 2005
   Unit Value                            n/a             n/a         $ 10.931928            $ 19.463165         $ 11.288517
   Total Return *                        n/a             n/a               -0.22%***               1.50%              -0.04%***
   Ratio of Expenses **                  n/a             n/a                1.35%                  1.10%               1.35%

Period ended December 31, 2004
   Unit Value                            n/a             n/a                 n/a            $ 19.175338                 n/a
   Total Return *                        n/a             n/a                 n/a                   7.39%                n/a
   Ratio of Expenses **                  n/a             n/a                 n/a                   1.10%                n/a

Period ended December 31, 2003
   Unit Value                            n/a             n/a                 n/a            $ 17.900578                 n/a
   Total Return *                        n/a             n/a                 n/a                   2.12%***             n/a
   Ratio of Expenses **                  n/a             n/a                 n/a                   1.25%                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/                                                                           JNL/Franklin
                                    Credit Suisse            JNL/Eagle           JNL/Eagle         JNL/Franklin          Templeton
                                      Long/Short            Core Equity       SmallCap Equity   Templeton Founding     Global Growth
                                     Portfolio(a)            Portfolio           Portfolio     Strategy Portfolio(a)    Portfolio(a)
                                 -------------------   -------------------   ----------------  ---------------------   -------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)          $  518                 $ 4,094              $ 6,747            $ 36,507             $ 4,740
   Units Outstanding (in
     thousands)                           49                     286                  296               3,678                 479
   Investment Income Ratio *            0.00%                   1.98%                2.17%               0.00%               1.22%

Period ended December 31, 2006
   Net Assets (in thousands)             n/a                 $ 4,580              $ 5,301                 n/a                 n/a
   Units Outstanding (in
     thousands)                          n/a                     314                  273                 n/a                 n/a
   Investment Income Ratio *             n/a                    0.00%                0.00%                n/a                 n/a

Period ended December 31, 2005
   Net Assets (in thousands)             n/a                 $ 4,512              $ 4,322                 n/a                 n/a
   Units Outstanding (in
     thousands)                          n/a                     348                  275                 n/a                 n/a
   Investment Income Ratio *             n/a                    0.90%                0.00%                n/a                 n/a

Period ended December 31, 2004
   Net Assets (in thousands)             n/a                 $ 4,371              $ 5,125                 n/a                 n/a
   Units Outstanding (in
     thousands)                          n/a                     354                  347                 n/a                 n/a
   Investment Income Ratio *             n/a                    0.83%                0.00%                n/a                 n/a

Period ended December 31, 2003
   Net Assets (in thousands)             n/a                 $ 2,925              $ 3,056                 n/a                 n/a
   Units Outstanding (in
     thousands)                          n/a                     273                  251                 n/a                 n/a
   Investment Income Ratio *             n/a                    0.81%                0.00%                n/a                 n/a

                                                                                JNL/Franklin           JNL/              JNL/
                                    JNL/Franklin          JNL/Franklin           Templeton         Goldman Sachs    Goldman Sachs
                                     Templeton           Templeton Mutual        Small Cap          Core Plus           Mid Cap
                                 Income Portfolio(c)   Shares Portfolio(a)   Value Portfolio(b)   Bond Portfolio  Value Portfolio(b)
                                 -------------------   -------------------   ------------------   --------------  ------------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)           $ 28,076              $ 7,161              $ 2,806            $ 15,399          $ 4,209
   Units Outstanding (in
     thousands)                           2,586                  726                  242                 827              327
   Investment Income Ratio *               4.15%                0.00%                2.67%               3.69%            2.05%

Period ended December 31, 2006
   Net Assets (in thousands)           $  5,251                  n/a              $ 1,909            $ 10,767          $ 1,796
   Units Outstanding (in
     thousands)                             484                  n/a                  152                 613              141
   Investment Income Ratio *               0.47%                 n/a                 0.07%               0.00%            0.09%

Period ended December 31, 2005
   Net Assets (in thousands)                n/a                  n/a              $   522            $  8,475          $   443
   Units Outstanding (in
     thousands)                             n/a                  n/a                   48                 518               40
   Investment Income Ratio *                n/a                  n/a                 0.00%               5.91%            0.00%

Period ended December 31, 2004
   Net Assets (in thousands)                n/a                  n/a                  n/a            $  6,028              n/a
   Units Outstanding (in
     thousands)                             n/a                  n/a                  n/a                 386              n/a
   Investment Income Ratio *                n/a                  n/a                  n/a                5.47%             n/a

Period ended December 31, 2003
   Net Assets (in thousands)                n/a                  n/a                  n/a            $  4,498              n/a
   Units Outstanding (in
     thousands)                             n/a                  n/a                  n/a                 325              n/a
   Investment Income Ratio *                n/a                  n/a                  n/a                5.83%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations May 2, 2005.

(c)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/                                            JNL/JPMorgan
                                  Goldman Sachs      JNL/JPMorgan     JNL/JPMorgan   U.S. Government     JNL/Lazard
                                 Short Duration     International    MidCap Growth    & Quality Bond  Emerging Markets
                                Bond Portfolio(b)  Value Portfolio     Portfolio         Portfolio       Portfolio(b)
                                -----------------  ---------------  ---------------  ---------------  ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 10.370787       $ 14.063652      $ 21.350052      $ 12.096597       $ 13.765183
   Total Return *                       2.25%             7.91%            4.84%            2.19%            31.56%***
   Ratio of Expenses **                 2.47%             3.67%            2.92%            4.00%             3.06%

Period ended December 31, 2006
   Unit Value                    $ 10.142734       $ 13.032392      $ 20.365068      $ 11.837508       $ 10.811520
   Total Return *                       1.78%***         27.24%            8.84%           -0.79%            14.76%***
   Ratio of Expenses **                 2.47%             3.67%            2.92%            4.00%             2.47%

Period ended December 31, 2005
   Unit Value                            n/a       $ 10.242631      $ 18.711181      $ 11.931278               n/a
   Total Return *                        n/a             14.30%            3.12%           -1.65%              n/a
   Ratio of Expenses **                  n/a              3.67%            2.92%            4.00%              n/a

Period ended December 31, 2004
   Unit Value                            n/a       $  8.960817      $ 18.145865      $ 12.131268               n/a
   Total Return *                        n/a             16.96%***        13.23%***         3.03%***           n/a
   Ratio of Expenses **                  n/a              3.67%            2.92%            4.00%              n/a

Period ended December 31, 2003
   Unit Value                            n/a       $  7.981838      $ 17.003987      $ 13.678008               n/a
   Total Return *                        n/a             22.37%***        32.83%            2.27%***           n/a
   Ratio of Expenses **                  n/a              2.80%           2.095%            2.65%              n/a

                                   JNL/Lazard      JNL/Lazard         JNL/MCM                          JNL/MCM
                                    Mid Cap         Small Cap         10 x 10         JNL/MCM        Bond Index
                                Value Portfolio  Value Portfolio   Portfolio(a)   25 Portfolio(b)     Portfolio
                                ---------------  ---------------  --------------  ---------------  ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                   $ 16.133863      $ 12.376615      $ 9.756870      $ 10.711080      $ 10.365024
   Total Return *                     -6.09%          -10.48%           2.69%***        -5.64%            2.42%
   Ratio of Expenses **                3.62%            4.00%           2.47%            2.92%            3.82%

Period ended December 31, 2006
   Unit Value                   $ 17.179980      $ 13.825552             n/a      $ 11.351254      $ 10.120441
   Total Return *                     10.50%           12.23%            n/a             3.63%***        -0.23%
   Ratio of Expenses **                3.62%            4.00%            n/a             2.92%            3.82%

Period ended December 31, 2005
   Unit Value                   $ 15.547664      $ 12.318952             n/a              n/a      $ 10.143772
   Total Return *                      4.95%            0.56%            n/a              n/a            -1.96%
   Ratio of Expenses **                3.62%            4.00%            n/a              n/a             3.82%

Period ended December 31, 2004
   Unit Value                   $ 14.814425      $ 12.250761             n/a              n/a      $ 10.346481
   Total Return *                     11.71%***        15.46%***         n/a              n/a             3.18%***
   Ratio of Expenses **                3.62%            4.00%            n/a              n/a             3.82%

Period ended December 31, 2003
   Unit Value                   $ 12.920566      $ 11.853314             n/a              n/a      $ 10.611308
   Total Return *                      5.83%***         7.44%***         n/a              n/a             1.13%***
   Ratio of Expenses **                2.80%            2.80%            n/a              n/a             2.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                            JNL/                                           JNL/JPMorgan
                                       Goldman Sachs      JNL/JPMorgan    JNL/JPMorgan   U.S. Government     JNL/Lazard
                                       Short Duration    International   MidCap Growth    & Quality Bond  Emerging Markets
                                     Bond Portfolio(b)  Value Portfolio    Portfolio        Portfolio       Portfolio(b)
                                     -----------------  ---------------  -------------   ---------------  ----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 10.566167       $ 18.109633     $ 26.367299     $ 17.229132      $ 14.187324
   Total Return *                             3.41%            10.74%           6.61%           1.64%***        -0.35%***
   Ratio of Expenses **                       1.35%             1.10%           1.25%           1.20%            1.25%

Period ended December 31, 2006
   Unit Value                          $ 10.218127       $ 16.353590     $ 24.731845     $ 16.297123      $ 10.892120
   Total Return *                             2.14%***         30.54%          10.67%           1.97%            9.15%***
   Ratio of Expenses **                       1.35%             1.10%           1.25%           1.25%            1.35%

Period ended December 31, 2005
   Unit Value                                  n/a       $ 12.527634     $ 22.347947     $ 15.981831              n/a
   Total Return *                              n/a             17.27%           4.85%           1.09%             n/a
   Ratio of Expenses **                        n/a              1.10%           1.25%           1.25%             n/a

Period ended December 31, 2004
   Unit Value                                  n/a       $ 10.682523     $ 21.314796     $ 15.810068              n/a
   Total Return *                              n/a             17.19%          16.53%           2.56%             n/a
   Ratio of Expenses **                        n/a              1.10%           1.25%           1.25%             n/a

Period ended December 31, 2003
   Unit Value                                  n/a       $  8.737517     $ 18.291089     $ 15.415351              n/a
   Total Return *                              n/a             10.27%***        5.75%***        0.93%***          n/a
   Ratio of Expenses **                        n/a              1.25%           1.25%           1.25%             n/a

                                          JNL/Lazard       JNL/Lazard       JNL/MCM                            JNL/MCM
                                           Mid Cap         Small Cap        10 x 10         JNL/MCM          Bond Index
                                       Value Portfolio  Value Portfolio  Portfolio(a)   25 Portfolio(b)       Portfolio
                                       ---------------  ---------------  ------------   ---------------      -----------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 20.673108      $ 16.462556      $ 9.837116     $ 12.345715          $ 12.188243
   Total Return *                            -3.68%           -7.83%          -5.29%***       -4.04%                5.26%
   Ratio of Expenses **                       1.10%            1.10%           1.25%           1.25%                1.10%

Period ended December 31, 2006
   Unit Value                          $ 21.462784      $ 17.861338             n/a     $ 12.865708          $ 11.579585
   Total Return *                            13.31%           15.52%            n/a            4.97%***             2.51%
   Ratio of Expenses **                       1.10%            1.10%            n/a            1.25%                1.10%

Period ended December 31, 2005
   Unit Value                          $ 18.941460      $ 15.461306             n/a             n/a          $ 11.295672
   Total Return *                             7.62%            3.51%            n/a             n/a                 0.74%
   Ratio of Expenses **                       1.10%            1.10%            n/a             n/a                 1.10%

Period ended December 31, 2004
   Unit Value                          $ 17.600238      $ 14.937420             n/a             n/a          $ 11.213047
   Total Return *                            13.67%           11.68%            n/a             n/a                 4.30%
   Ratio of Expenses **                       1.10%            1.10%            n/a             n/a                 1.10%

Period ended December 31, 2003
   Unit Value                          $ 14.143691      $ 12.975393             n/a             n/a          $ 10.272739
   Total Return *                             4.61%***         4.79%***         n/a             n/a                 1.53%
   Ratio of Expenses **                       1.25%            1.25%            n/a             n/a                 1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                             JNL/                                             JNL/JPMorgan
                                        Goldman Sachs       JNL/JPMorgan     JNL/JPMorgan   U.S. Government      JNL/Lazard
                                        Short Duration     International    MidCap Growth    & Quality Bond   Emerging Markets
                                      Bond Portfolio(b)   Value Portfolio     Portfolio        Portfolio        Portfolio(b)
                                      -----------------   ---------------   -------------   ---------------   ----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)               $ 3,611           $ 28,958          $ 7,907          $ 9,981           $ 10,062
   Units Outstanding (in thousands)            344              1,675              486              659                715
   Investment Income Ratio *                  3.54%              5.58%            0.00%            3.48%              0.22%

Period ended December 31, 2006
   Net Assets (in thousands)               $ 1,443           $ 16,995          $ 5,617          $ 8,591           $  1,501
   Units Outstanding (in thousands)            142              1,056              429              615                138
   Investment Income Ratio *                  0.00%              0.14%            0.00%            0.00%              0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                   n/a           $  5,673          $ 5,604          $ 8,562                n/a
   Units Outstanding (in thousands)            n/a                447              506              640                n/a
   Investment Income Ratio *                   n/a               0.51%            0.28%            3.86%               n/a

Period ended December 31, 2004
   Net Assets (in thousands)                   n/a           $  2,677          $ 5,971          $ 7,842                n/a
   Units Outstanding (in thousands)            n/a                233              572              601                n/a
   Investment Income Ratio *                   n/a               1.49%            0.00%            4.55%               n/a

Period ended December 31, 2003
   Net Assets (in thousands)                   n/a           $    775          $ 6,074          $ 7,846                n/a
   Units Outstanding (in thousands)            n/a                 69              695              639                n/a
   Investment Income Ratio *                   n/a               4.33%            0.00%            2.99%               n/a

                                          JNL/Lazard         JNL/Lazard        JNL/MCM                             JNL/MCM
                                           Mid Cap           Small Cap         10 x 10          JNL/MCM          Bond Index
                                       Value Portfolio    Value Portfolio    Portfolio(a)   25 Portfolio(b)       Portfolio
                                       ---------------    ---------------    ------------   ---------------      ----------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)              $ 12,268            $ 7,957          $ 6,751         $ 14,078           $ 21,147
   Units Outstanding (in thousands)            648                522              689            1,206              1,814
   Investment Income Ratio *                  5.55%              4.22%            0.00%            1.33%              4.60%

Period ended December 31, 2006
   Net Assets (in thousands)              $ 10,578            $ 7,426              n/a         $ 25,126           $ 15,092
   Units Outstanding (in thousands)            541                448              n/a            2,053              1,355
   Investment Income Ratio *                  0.20%              0.67%             n/a             0.00%              0.14%

Period ended December 31, 2005
   Net Assets (in thousands)              $  8,755            $ 5,876              n/a              n/a           $  9,542
   Units Outstanding (in thousands)            508                408              n/a              n/a                875
   Investment Income Ratio *                 11.08%              5.61%             n/a              n/a               3.45%

Period ended December 31, 2004
   Net Assets (in thousands)              $  5,868            $ 4,898              n/a              n/a           $  4,234
   Units Outstanding (in thousands)            368                348              n/a              n/a                388
   Investment Income Ratio *                  0.20%              0.05%             n/a              n/a               0.59%

Period ended December 31, 2003
   Net Assets (in thousands)              $  1,954            $ 3,162              n/a              n/a           $    567
   Units Outstanding (in thousands)            154                256              n/a              n/a                 53
   Investment Income Ratio *                  0.39%              0.00%             n/a              n/a               4.56%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                          JNL/MCM              JNL/MCM           JNL/MCM             JNL/MCM           JNL/MCM
                                       Communications      Consumer Brands        Dow 10          Dow Dividend       Dow Dividend
                                    Sector Portfolio(e)  Sector Portfolio(e)  Portfolio(NY)(b)    Portfolio(c)     Portfolio (NY)(d)
                                    -------------------  -------------------  ----------------   --------------    -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 5.447865           $ 8.861998         $ 15.738158       $ 10.191738        $ 10.841960
   Total Return *                            1.44%***           -11.14%               4.35%            -5.83%***         -10.21%
   Ratio of Expenses **                      3.06%               3.595%               3.72%             2.92%              2.92%

Period ended December 31, 2006
   Unit Value                          $ 5.591933           $ 9.972542         $ 15.082401               n/a        $ 11.682082
   Total Return *                           32.69%                9.44%              24.76%              n/a              14.43%***
   Ratio of Expenses **                      2.56%               3.595%               3.72%              n/a               2.92%

Period ended December 31, 2005
   Unit Value                          $ 4.214321           $ 9.112139         $ 12.089088               n/a                n/a
   Total Return *                            0.41%***            -5.84%              -9.13%              n/a                n/a
   Ratio of Expenses **                      2.56%               3.595%               3.72%              n/a                n/a

Period ended December 31, 2004
   Unit Value                          $ 4.328555           $ 9.677786         $ 13.303897               n/a                n/a
   Total Return *                            8.65%***             4.79%***            5.29%***           n/a                n/a
   Ratio of Expenses **                      2.37%               3.595%               3.72%              n/a                n/a

Period ended December 31, 2003
   Unit Value                          $ 3.890754           $ 9.945277         $ 13.619993               n/a                n/a
   Total Return *                            6.81%***             1.83%***            1.23%***           n/a                n/a
   Ratio of Expenses **                      1.65%                1.65%              2.595%              n/a                n/a

                                          JNL/MCM
                                          Enhanced             JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                       S&P 500 Stock          Financial           Global 15          Healthcare          Index 5
                                      Index Portfolio    Sector Portfolio(e)  Portfolio (NY)(b)  Sector Portfolio(e)   Portfolio(a)
                                      ---------------    -------------------  -----------------  -------------------  -------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 8.400674          $ 10.503013         $ 22.256428         $ 10.556132        $ 9.820725
   Total Return *                            0.16%              -19.90%               5.80%               3.72%            -3.21%***
   Ratio of Expenses **                      3.52%                3.10%               3.72%               3.62%            2.695%

Period ended December 31, 2006
   Unit Value                          $ 8.387626          $ 13.112098         $ 21.035758         $ 10.177309               n/a
   Total Return *                           12.81%               15.07%              34.84%               2.50%              n/a
   Ratio of Expenses **                      3.52%                3.10%               3.72%               3.62%              n/a

Period ended December 31, 2005
   Unit Value                          $ 7.435297          $ 11.394730         $ 15.600994         $  9.929040               n/a
   Total Return *                            0.65%                2.88%               6.11%               3.80%              n/a
   Ratio of Expenses **                      3.52%                3.10%               3.72%               3.62%              n/a

Period ended December 31, 2004
   Unit Value                          $ 7.387514          $ 11.075714         $ 14.702177         $  9.565977               n/a
   Total Return *                           10.45%***             9.86%***           21.18%***           -0.25%***           n/a
   Ratio of Expenses **                      3.52%                3.10%               3.72%               3.62%              n/a

Period ended December 31, 2003
   Unit Value                          $ 7.156376          $ 10.205726         $ 12.194412         $ 10.192820               n/a
   Total Return *                           13.92%***             2.06%***            1.63%***            1.93%***           n/a
   Ratio of Expenses **                      2.65%                1.82%              2.595%               1.82%              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                          JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM          JNL/MCM
                                       Communications      Consumer Brands          Dow 10        Dow Dividend      Dow Dividend
                                    Sector Portfolio(e)  Sector Portfolio(e)  Portfolio (NY)(b)    Portfolio(c)    Portfolio (NY)(d)
                                    -------------------  -------------------  -----------------  ---------------   -----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 6.355640          $ 10.812044         $ 17.702409       $ 10.529819       $ 11.196130
   Total Return *                            3.00%               -9.03%               5.19%            -5.70%***         -5.71%
   Ratio of Expenses **                      1.25%                1.25%               1.25%             1.25%             1.20%

Period ended December 31, 2006
   Unit Value                          $ 6.170303          $ 11.885292         $ 16.828730               n/a       $ 11.874162
   Total Return *                           34.43%               12.04%              27.87%              n/a             18.74%***
   Ratio of Expenses **                      1.25%                1.25%               1.25%              n/a              1.20%

Period ended December 31, 2005
   Unit Value                          $ 4.589999          $ 10.608405         $ 13.160609               n/a               n/a
   Total Return *                           -0.29%               -3.65%              -6.86%              n/a               n/a
   Ratio of Expenses **                      1.25%                1.25%               1.25%              n/a               n/a

Period ended December 31, 2004
   Unit Value                          $ 4.603328          $ 11.009928         $ 14.130656               n/a               n/a
   Total Return *                           16.21%                8.74%               1.76%              n/a               n/a
   Ratio of Expenses **                      1.25%                1.25%               1.25%              n/a               n/a

Period ended December 31, 2003
   Unit Value                          $ 3.961297          $ 10.125434         $ 13.886137               n/a               n/a
   Total Return *                            6.83%***             1.85%***           14.31%***           n/a               n/a
   Ratio of Expenses **                      1.25%                1.25%               1.25%              n/a               n/a

                                          JNL/MCM
                                          Enhanced             JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM
                                       S&P 500 Stock          Financial           Global 15         Healthcare           Index 5
                                      Index Portfolio    Sector Portfolio(e)  Portfolio(NY)(b)  Sector Portfolio(e)    Portfolio(a)
                                      ---------------    -------------------  ----------------  -------------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 10.351495          $ 12.296201         $ 25.033832        $ 12.914850        $  9.909799
   Total Return *                            2.62%              -18.39%               6.66%              6.23%             -3.24%***
   Ratio of Expenses **                      1.10%                1.25%               1.25%              1.25%              1.35%

Period ended December 31, 2006
   Unit Value                         $ 10.086947          $ 15.067748         $ 23.471050        $ 12.157988                n/a
   Total Return *                           15.56%               17.22%              38.20%              4.95%               n/a
   Ratio of Expenses **                      1.10%                1.25%               1.25%              1.25%               n/a

Period ended December 31, 2005
   Unit Value                         $  8.728429          $ 12.854726         $ 16.983544        $ 11.584406                n/a
   Total Return *                            3.11%                4.80%               8.76%              6.28%               n/a
   Ratio of Expenses **                      1.10%                1.25%               1.25%              1.25%               n/a

Period ended December 31, 2004
   Unit Value                         $  8.465552          $ 12.266068         $ 15.615619        $ 10.900188                n/a
   Total Return *                            7.73%               12.14%              25.59%              2.21%               n/a
   Ratio of Expenses **                      1.10%                1.25%               1.25%              1.25%               n/a

Period ended December 31, 2003
   Unit Value                         $  7.639067          $ 10.938291         $ 12.433563        $ 10.664169                n/a
   Total Return *                            7.17%***             2.33%***            1.02%***           2.21%***            n/a
   Ratio of Expenses **                      1.25%                 1.25%              1.25%              1.25%               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                             JNL/MCM              JNL/MCM             JNL/MCM         JNL/MCM          JNL/MCM
                                         Communications       Consumer Brands         Dow 10        Dow Dividend    Dow Dividend
                                       Sector Portfolio(e)  Sector Portfolio(e)  Portfolio (NY)(b)  Portfolio(c)  Portfolio (NY)(d)
                                       -------------------  -------------------  -----------------  ------------  -----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                 $ 4,121              $ 1,042            $      -         $ 19,682       $      -
   Units Outstanding (in thousands)              656                  100                   -            1,890              -
   Investment Income Ratio *                    4.48%                0.69%               0.00%            0.00%          0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                 $ 2,350              $   737            $ 25,879              n/a       $ 15,796
   Units Outstanding (in thousands)              360                   64               1,577              n/a          1,338
   Investment Income Ratio *                    0.14%                0.01%               0.00%             n/a           0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                 $   477              $   625            $ 21,024              n/a            n/a
   Units Outstanding (in thousands)               97                   61               1,633              n/a            n/a
   Investment Income Ratio *                   10.94%                3.24%               0.00%             n/a            n/a

Period ended December 31, 2004
   Net Assets (in thousands)                 $   296              $   211            $ 15,799              n/a            n/a
   Units Outstanding (in thousands)               54                   20               1,134              n/a            n/a
   Investment Income Ratio *                    0.01%                0.00%               0.00%             n/a            n/a

Period ended December 31, 2003
   Net Assets (in thousands)                 $     -              $     -            $  8,608              n/a            n/a
   Units Outstanding (in thousands)                -                    -                 624              n/a            n/a
   Investment Income Ratio *                    0.00%                0.00%               0.00%             n/a            n/a

                                             JNL/MCM
                                             Enhanced           JNL/MCM             JNL/MCM             JNL/MCM          JNL/MCM
                                          S&P 500 Stock        Financial           Global 15          Healthcare         Index 5
                                         Index Portfolio  Sector Portfolio(e)  Portfolio (NY)(b)  Sector Portfolio(e)  Portfolio(a)
                                         ---------------  -------------------  -----------------  -------------------  ------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                 $ 4,603            $ 2,950            $      -             $ 6,107          $ 1,982
   Units Outstanding (in thousands)              465                255                   -                 500              201
   Investment Income Ratio *                    1.04%              1.78%               0.00%               0.81%            0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                 $ 3,858            $ 1,974            $ 38,356             $ 4,999              n/a
   Units Outstanding (in thousands)              393                139               1,677                 433              n/a
   Investment Income Ratio *                    0.41%              0.06%               0.00%               0.05%             n/a

Period ended December 31, 2005
   Net Assets (in thousands)                 $ 3,416            $   945            $ 20,182             $ 4,424              n/a
   Units Outstanding (in thousands)              392                 78               1,215                 401              n/a
   Investment Income Ratio *                    7.70%              2.38%               0.00%               0.97%             n/a

Period ended December 31, 2004
   Net Assets (in thousands)                 $ 2,323            $   384            $ 11,079             $ 1,287              n/a
   Units Outstanding (in thousands)              262                 33                 719                 123              n/a
   Investment Income Ratio *                    0.34%              0.10%               0.00%               0.00%             n/a

Period ended December 31, 2003
   Net Assets (in thousands)                 $ 1,156            $    24            $  1,357             $    35              n/a
   Units Outstanding (in thousands)              133                  2                 110                   3              n/a
   Investment Income Ratio *                    0.75%              0.00%               0.00%               0.00%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(e)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM            JNL/MCM
                                             International        JNL 5        JNL Optimized         Nasdaq 15          Nasdaq 25
                                            Index Portfolio    Portfolio(e)   5 Portfolio(f)   Portfolio (NY)(d)(e)   Portfolio(c)
                                            ---------------  ---------------  ---------------  --------------------  --------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                               $ 17.731558      $ 13.092153      $ 11.714469          $ 11.883791       $12.247767
   Total Return *                                  6.23%           -5.04%***        10.26%               12.31%            3.06%***
   Ratio of Expenses **                            3.82%            3.36%            2.95%                2.82%            2.82%

Period ended December 31, 2006
   Unit Value                               $ 16.691558      $ 13.425250      $ 10.624143          $ 10.581413              n/a
   Total Return *                                 20.88%           15.19%            6.26%***             1.65%             n/a
   Ratio of Expenses **                            3.82%            3.11%            2.95%                2.82%             n/a

Period ended December 31, 2005
   Unit Value                               $ 13.807835      $ 11.654963              n/a          $ 10.409995              n/a
   Total Return *                                  9.07%           -0.84%***          n/a                14.52%***          n/a
   Ratio of Expenses **                            3.82%            3.11%             n/a                 2.82%             n/a

Period ended December 31, 2004
   Unit Value                               $ 12.659046      $ 10.869331              n/a          $ 10.818653              n/a
   Total Return *                                 14.91%***         1.79%***          n/a                 1.11%***          n/a
   Ratio of Expenses **                            3.82%            2.95%             n/a                2.345%             n/a

Period ended December 31, 2003
   Unit Value                               $ 11.274745              n/a              n/a                  n/a              n/a
   Total Return *                                  2.54%***          n/a              n/a                  n/a              n/a
   Ratio of Expenses **                           2.595%             n/a              n/a                  n/a              n/a

                                           JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM          JNL/MCM
                                     NYSE International       Oil & Gas            S&P 10             S&P 24            S&P 24
                                       25 Portfolio(a)   Sector Portfolio(g)  Portfolio (NY)(b)    Portfolio(c)   Portfolio (NY)(d)
                                     ------------------  -------------------  -----------------  ---------------  -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 11.477487          $ 30.822514         $ 16.694505      $ 10.659279        $ 10.824914
   Total Return *                             9.88%***            30.38%               2.14%           -1.79%***           3.18%***
   Ratio of Expenses **                       2.61%                3.67%               4.00%            2.32%              2.32%

Period ended December 31, 2006
   Unit Value                                  n/a          $ 23.639818         $ 16.344288              n/a        $ 10.154287
   Total Return *                              n/a                16.45%               0.46%             n/a               6.01%***
   Ratio of Expenses **                        n/a                 3.67%               4.00%             n/a              2.295%

Period ended December 31, 2005
   Unit Value                                  n/a          $ 20.300374         $ 16.268795              n/a                n/a
   Total Return *                              n/a                31.87%              31.81%             n/a                n/a
   Ratio of Expenses **                        n/a                 3.67%               4.00%             n/a                n/a

Period ended December 31, 2004
   Unit Value                                  n/a          $ 15.394036         $ 12.342253              n/a                n/a
   Total Return *                              n/a                -1.74%***           23.51%***          n/a                n/a
   Ratio of Expenses **                        n/a                 3.67%               4.00%             n/a                n/a

Period ended December 31, 2003
   Unit Value                                  n/a          $ 13.120936         $ 11.115606              n/a                n/a
   Total Return *                              n/a                 5.37%***            1.89%***          n/a                n/a
   Ratio of Expenses **                        n/a                 1.65%              2.595%             n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

(f)   Commencement of operations May 1, 2006.

(g)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/MCM             JNL/MCM              JNL/MCM            JNL/MCM            JNL/MCM
                                      International           JNL 5            JNL Optimized        Nasdaq 15          Nasdaq 25
                                     Index Portfolio       Portfolio(e)       5 Portfolio(f)   Portfolio (NY)(d)(e)  Portfolio(c)
                                   ------------------  -------------------  -----------------  --------------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 20.728167         $  14.041607       $  12.051653        $  12.487415        $ 12.887159
   Total Return *                            9.07%                0.22%***          12.16%***           13.94%              3.20%***
   Ratio of Expenses **                      1.20%                1.20%              1.25%               1.25%              1.25%

Period ended December 31, 2006
   Unit Value                         $ 19.005048         $  14.010976       $  10.744631        $  10.959412                n/a
   Total Return *                           24.08%               17.48%              7.45%***            3.25%               n/a
   Ratio of Expenses **                      1.20%                1.25%              1.40%               1.25%               n/a

Period ended December 31, 2005
   Unit Value                         $ 15.316154         $  11.926526                n/a        $  10.614333                n/a
   Total Return *                            0.38%***             9.28%               n/a               -2.15%               n/a
   Ratio of Expenses **                      1.20%                1.25%               n/a                1.25%               n/a

Period ended December 31, 2004
   Unit Value                         $ 13.659915         $  10.913899                n/a        $  10.847246                n/a
   Total Return *                           13.06%                1.42%               n/a               -0.85%               n/a
   Ratio of Expenses **                      1.25%                1.25%               n/a                1.25%               n/a

Period ended December 31, 2003
   Unit Value                         $ 13.958057                  n/a                n/a                 n/a                n/a
   Total Return *                           35.39%                 n/a                n/a                 n/a                n/a
   Ratio of Expenses **                      1.40%                 n/a                n/a                 n/a                n/a

                                         JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                   NYSE International       Oil & Gas             S&P 10             S&P 24             S&P 24
                                    25 Portfolio(a)    Sector Portfolio(g)  Portfolio (NY)(b)     Portfolio(c)     Portfolio (NY)(d)
                                   ------------------  -------------------  -----------------  ------------------  -----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 11.574967          $ 38.027337        $ 19.032069        $ 10.833210         $ 11.018613
   Total Return *                           13.64%***             3.52%***           3.06%             -1.71%***            7.73%
   Ratio of Expenses **                      1.35%                1.20%              1.25%              1.35%               1.20%

Period ended December 31, 2006
   Unit Value                                 n/a          $ 28.341626        $ 18.466480                n/a         $ 10.228297
   Total Return *                             n/a                19.29%              3.26%               n/a                2.28%***
   Ratio of Expenses **                       n/a                 1.25%              1.25%               n/a                1.20%

Period ended December 31, 2005
   Unit Value                                 n/a          $ 23.757688        $ 17.883900                n/a                 n/a
   Total Return *                             n/a                35.09%             35.48%               n/a                 n/a
   Ratio of Expenses **                       n/a                 1.25%              1.25%               n/a                 n/a

Period ended December 31, 2004
   Unit Value                                 n/a          $ 17.586279        $ 13.200490                n/a                 n/a
   Total Return *                             n/a                31.65%             16.47%               n/a                 n/a
   Ratio of Expenses **                       n/a                 1.25%              1.25%               n/a                 n/a

Period ended December 31, 2003
   Unit Value                                 n/a          $ 13.358794        $ 11.333552                n/a                 n/a
   Total Return *                             n/a                 5.39%***           8.58%***            n/a                 n/a
   Ratio of Expenses **                       n/a                 1.25%              1.25%               n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

(f)   Commencement of operations May 1, 2006.

(g)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                      International           JNL 5           JNL Optimized         Nasdaq 15           Nasdaq 25
                                     Index Portfolio       Portfolio(e)       5 Portfolio(f)   Portfolio (NY)(d)(e)    Portfolio(c)
                                   ------------------  -------------------  -----------------  --------------------  ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 43,240            $ 411,201           $ 23,935             $      -            $  4,932
   Units Outstanding (in thousands)        2,147               29,805              2,004                    -                 390
   Investment Income Ratio *                3.07%                2.25%              3.11%                0.00%               0.00%

Period ended December 31, 2006
   Net Assets (in thousands)            $ 30,700            $ 203,454           $  4,684             $  2,784                 n/a
   Units Outstanding (in thousands)        1,650               14,699                437                  257                 n/a
   Investment Income Ratio *                0.21%                0.03%              0.05%                0.00%                n/a

Period ended December 31, 2005
   Net Assets (in thousands)            $ 16,989            $  61,448                n/a             $  1,523                 n/a
   Units Outstanding (in thousands)        1,127                5,193                n/a                  145                 n/a
   Investment Income Ratio *                3.24%                0.05%               n/a                 0.00%                n/a

Period ended December 31, 2004
   Net Assets (in thousands)            $  7,219            $   5,265                n/a             $  1,211                 n/a
   Units Outstanding (in thousands)          530                  484                n/a                  112                 n/a
   Investment Income Ratio *                0.19%                0.54%               n/a                 0.00%                n/a

Period ended December 31, 2003
   Net Assets (in thousands)            $    663                  n/a                n/a                  n/a                 n/a
   Units Outstanding (in thousands)           58                  n/a                n/a                  n/a                 n/a
   Investment Income Ratio *                5.26%                 n/a                n/a                  n/a                 n/a

                                         JNL/MCM             JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM
                                   NYSE International       Oil & Gas            S&P 10              S&P 24             S&P 24
                                     25 Portfolio(a)   Sector Portfolio(g)  Portfolio (NY)(b)     Portfolio(c)     Portfolio (NY)(d)
                                   ------------------  -------------------  -----------------  ------------------  -----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 4,036              $ 20,777            $      -            $   605            $     -
   Units Outstanding (in thousands)         350                   580                   -                 56                  -
   Investment Income Ratio *               6.00%                 1.01%               0.00%              0.00%              0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                n/a              $ 15,509            $ 27,719                n/a            $ 1,404
   Units Outstanding (in thousands)         n/a                   588               1,544                n/a                137
   Investment Income Ratio *                n/a                  0.08%               0.00%               n/a               0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                n/a              $  5,400            $ 25,761                n/a                n/a
   Units Outstanding (in thousands)         n/a                   244               1,477                n/a                n/a
   Investment Income Ratio *                n/a                  2.94%               0.00%               n/a                n/a

Period ended December 31, 2004
   Net Assets (in thousands)                n/a              $    726            $ 16,372                n/a                n/a
   Units Outstanding (in thousands)         n/a                    45               1,266                n/a                n/a
   Investment Income Ratio *                n/a                  0.00%               0.00%               n/a                n/a

Period ended December 31, 2003
   Net Assets (in thousands)                n/a              $      -            $  8,406                n/a                n/a
   Units Outstanding (in thousands)         n/a                     -                 749                n/a                n/a
   Investment Income Ratio *                n/a                  0.00%               0.00%               n/a                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

(f)   Commencement of operations May 1, 2006.

(g)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                            JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM          JNL/MCM
                                        S&P 400 MidCap           S&P 500            S&P SMid      Select Small-Cap     Small Cap
                                        Index Portfolio      Index Portfolio     60 Portfolio(a)    Portfolio(e)    Index Portfolio
                                      -------------------  --------------------  ---------------  ----------------  ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                           $ 14.092008           $ 10.994104        $  8.762630       $ 16.008906      $ 13.116710
   Total Return *                              3.40%                 0.95%             -5.95%***        -13.42%           -5.80%
   Ratio of Expenses **                        3.82%                 3.82%              2.80%             3.36%            3.82%

Period ended December 31, 2006
   Unit Value                           $ 13.628381           $ 10.890975                n/a       $ 18.491286      $ 13.923760
   Total Return *                              5.59%                 5.21%               n/a             -2.48%***        13.09%
   Ratio of Expenses **                        3.82%                 3.82%               n/a              3.36%            3.82%

Period ended December 31, 2005
   Unit Value                           $ 12.907166           $  9.831750                n/a               n/a      $ 12.311569
   Total Return *                              7.80%                 0.47%               n/a               n/a             0.33%
   Ratio of Expenses **                        3.82%                 3.82%               n/a               n/a             3.82%

Period ended December 31, 2004
   Unit Value                           $ 11.973757           $  9.785439                n/a               n/a      $ 12.271545
   Total Return *                             10.97%***              6.07%***            n/a               n/a            14.50%***
   Ratio of Expenses **                        3.82%                 3.82%               n/a               n/a             3.82%

Period ended December 31, 2003
   Unit Value                           $ 10.961560           $  9.423812                n/a               n/a      $ 11.077352
   Total Return *                             19.40%***             13.37%***            n/a               n/a            23.88%***
   Ratio of Expenses **                        2.80%                 2.80%               n/a               n/a             2.80%

                                                                                                                         JNL/
                                            JNL/MCM              JNL/MCM             JNL/MCM                          Oppenheimer
                                           Technology         Value Line 25       Value Line 30        JNL/MCM       Global Growth
                                      Sector Portfolio(f)  Portfolio (NY)(c)(d)    Portfolio(b)     VIP Portfolio      Portfolio
                                      -------------------  --------------------  ---------------  ----------------  ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                           $  6.115358           $ 16.836370        $ 16.824245      $ 13.729202       $ 13.546090
   Total Return *                             11.04%                16.20%             -0.66%***         7.40%             2.86%
   Ratio of Expenses **                        3.10%                 3.36%              3.36%            3.06%             3.30%

Period ended December 31, 2006
   Unit Value                           $  5.507145           $ 14.489618                n/a      $ 12.783308       $ 13.170060
   Total Return *                              6.03%                -4.76%               n/a             8.79%            13.17%
   Ratio of Expenses **                        3.10%                 3.36%               n/a             3.06%             3.30%

Period ended December 31, 2005
   Unit Value                           $  5.194080           $ 15.213596                n/a      $ 11.750182       $ 11.637000
   Total Return *                             -0.69%                -0.73%***            n/a             8.27%***         10.06%
   Ratio of Expenses **                        3.10%                 3.36%               n/a             3.06%             3.30%

Period ended December 31, 2004
   Unit Value                           $  5.230077           $ 11.335448                n/a      $ 11.043498       $ 10.573497
   Total Return *                             -0.66%***              6.23%***            n/a             4.97%***         14.29%***
   Ratio of Expenses **                        3.10%                 2.72%               n/a             2.76%             3.30%

Period ended December 31, 2003
   Unit Value                           $  5.692291                   n/a                n/a              n/a       $  9.414598
   Total Return *                              0.75%***               n/a                n/a              n/a             14.61%***
   Ratio of Expenses **                        1.65%                  n/a                n/a              n/a              2.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(d)   Commencement of operations October 1, 2004.

(e)   Commencement of operations May 1, 2006.

(f)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                            JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM          JNL/MCM
                                         S&P 400 MidCap          S&P 500            S&P SMid      Select Small-Cap     Small Cap
                                        Index Portfolio      Index Portfolio     60 Portfolio(a)    Portfolio(e)    Index Portfolio
                                      -------------------  --------------------  ---------------  ----------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                           $ 16.473778           $ 12.929231         $ 8.848332       $ 19.155566      $ 15.333345
   Total Return *                              6.16%                 3.75%            -13.07%***        -11.57%           -3.28%
   Ratio of Expenses **                        1.20%                 1.10%              1.35%             1.25%            1.20%

Period ended December 31, 2006
   Unit Value                           $ 15.517528           $ 12.462343                n/a       $ 21.661381      $ 15.853683
   Total Return *                              8.38%                13.82%               n/a             -1.07%***        16.09%
   Ratio of Expenses **                        1.20%                 1.10%               n/a              1.25%            1.20%

Period ended December 31, 2005
   Unit Value                           $ 14.317370           $ 10.949242                n/a               n/a      $ 13.656516
   Total Return *                             -0.14%***              3.24%               n/a               n/a            -0.39%
   Ratio of Expenses **                        1.20%                 1.10%               n/a               n/a             1.20%

Period ended December 31, 2004
   Unit Value                           $ 12.920648           $ 10.605996                n/a               n/a      $ 13.241958
   Total Return *                             14.35%                 7.10%               n/a               n/a            15.97%
   Ratio of Expenses **                        1.25%                 1.10%               n/a               n/a             1.25%

Period ended December 31, 2003
   Unit Value                           $ 11.299436           $  9.714316                n/a               n/a      $ 11.418840
   Total Return *                              3.62%***              5.15%***            n/a               n/a             4.54%***
   Ratio of Expenses **                        1.25%                 1.25%               n/a               n/a             1.25%

                                                                                                                          JNL/
                                            JNL/MCM               JNL/MCM            JNL/MCM                          Oppenheimer
                                          Technology           Value Line 25      Value Line 30        JNL/MCM       Global Growth
                                      Sector Portfolio(f)  Portfolio (NY)(c)(d)    Portfolio(b)     VIP Portfolio      Portfolio
                                      -------------------  --------------------  ---------------  ----------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                            $ 7.158545           $ 18.014421        $ 18.044364       $ 14.559087      $ 15.687217
   Total Return *                             13.13%                18.54%***           0.42%***          9.37%            5.16%
   Ratio of Expenses **                        1.25%                 1.25%              1.20%             1.25%            1.10%

Period ended December 31, 2006
   Unit Value                            $ 6.327776           $ 15.196508                n/a       $ 13.311428      $ 14.918042
   Total Return *                              8.00%                -2.57%               n/a             10.78%           15.68%
   Ratio of Expenses **                        1.25%                 1.35%               n/a              1.25%            1.10%

Period ended December 31, 2005
   Unit Value                            $ 5.858937           $ 15.597200                n/a       $ 12.016520      $ 12.895425
   Total Return *                              1.16%                37.14%               n/a              8.42%           12.50%
   Ratio of Expenses **                        1.25%                 1.35%               n/a              1.25%            1.10%

Period ended December 31, 2004
   Unit Value                            $ 5.791601           $ 11.373027                n/a       $ 11.083687      $ 11.462639
   Total Return *                             -0.07%                13.73%***            n/a              0.15%***        15.38%
   Ratio of Expenses **                        1.25%                 1.35%               n/a              1.25%            1.10%

Period ended December 31, 2003
   Unit Value                            $ 5.795488                   n/a                n/a               n/a      $  9.787978
   Total Return *                              0.77%***               n/a                n/a               n/a             7.49%***
   Ratio of Expenses **                        1.25%                  n/a                n/a               n/a             1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(d)   Commencement of operations October 1, 2004.

(e)   Commencement of operations May 1, 2006.

(f)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                             JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM            JNL/MCM
                                          S&P 400 MidCap       S&P 500          S&P SMid       Select Small-Cap       Small Cap
                                         Index Portfolio   Index Portfolio   60 Portfolio(a)     Portfolio(e)     Index Portfolio
                                         ---------------   ---------------   ---------------   ----------------   ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                $  31,368         $  44,016          $ 1,146           $  9,735           $ 26,807
   Units Outstanding (in thousands)             1,961             3,514              130                548              1,795
   Investment Income Ratio *                     1.25%             1.44%            2.30%              6.35%              1.44%

Period ended December 31, 2006
   Net Assets (in thousands)                $  26,354         $  38,038              n/a           $ 21,688           $ 24,401
   Units Outstanding (in thousands)             1,735             3,118              n/a              1,068              1,561
   Investment Income Ratio *                     0.10%             0.11%             n/a               0.00%              0.12%

Period ended December 31, 2005
   Net Assets (in thousands)                $  19,397         $  26,374              n/a                n/a           $ 16,352
   Units Outstanding (in thousands)             1,376             2,436              n/a                n/a              1,208
   Investment Income Ratio *                     1.44%             1.46%             n/a                n/a               2.03%

Period ended December 31, 2004
   Net Assets (in thousands)                $  12,780         $  16,269              n/a                n/a           $ 10,539
   Units Outstanding (in thousands)               996             1,525              n/a                n/a                790
   Investment Income Ratio *                     0.01%             1.93%             n/a                n/a               0.01%

Period ended December 31, 2003
   Net Assets (in thousands)                $   2,080         $   4,371              n/a                n/a           $  2,844
   Units Outstanding (in thousands)               183               432              n/a                n/a                228
   Investment Income Ratio *                     0.76%             2.17%             n/a                n/a               1.00%

                                                                                                                           JNL/
                                              JNL/MCM               JNL/MCM              JNL/MCM                       Oppenheimer
                                             Technology           Value Line 25       Value Line 30      JNL/MCM      Global Growth
                                         Sector Portfolio(f)   Portfolio (NY)(c)(d)    Portfolio(b)   VIP Portfolio     Portfolio
                                         -------------------   --------------------   -------------   -------------   -------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                  $  4,011             $       -            $  66,341        $ 18,042        $ 17,153
   Units Outstanding (in thousands)                587                     -                3,767           1,262           1,148
   Investment Income Ratio *                      0.08%                 0.00%                0.00%           5.52%           1.17%

Period ended December 31, 2006
   Net Assets (in thousands)                  $  2,834             $  55,821                  n/a        $ 14,190        $ 13,164
   Units Outstanding (in thousands)                457                 3,724                  n/a           1,079             922
   Investment Income Ratio *                      0.01%                 0.00%                 n/a            0.02%           0.05%

Period ended December 31, 2005
   Net Assets (in thousands)                  $  1,493             $  37,396                  n/a        $  6,589        $  8,280
   Units Outstanding (in thousands)                259                 2,415                  n/a             553             667
   Investment Income Ratio *                      2.12%                 0.00%                 n/a            0.61%           0.27%

Period ended December 31, 2004
   Net Assets (in thousands)                  $    479             $  13,941                  n/a        $    311        $  5,284
   Units Outstanding (in thousands)                 85                 1,228                  n/a              28             474
   Investment Income Ratio *                      0.00%                 0.00%                 n/a            0.25%           0.18%

Period ended December 31, 2003
   Net Assets (in thousands)                  $      -                   n/a                  n/a             n/a        $  2,389
   Units Outstanding (in thousands)                  -                   n/a                  n/a             n/a             248
   Investment Income Ratio *                      0.00%                  n/a                  n/a             n/a            0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(d)   Commencement of operations October 1, 2004.

(e)   Commencement of operations May 1, 2006.

(f)   Commencement of operations December 15, 2003.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                       JNL/              JNL/
                                               JNL/              JNL/PIMCO         JNL/PIMCO       PPM America      PPM America
                                           Oppenheimer          Real Return      Total Return      Core Equity       High Yield
                                        Growth Portfolio(b)     Portfolio(a)    Bond Portfolio      Portfolio     Bond Portfolio(e)
                                        -------------------   ---------------  ----------------  ---------------  -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                               $ 8.998566        $ 10.789785       $ 11.883302      $ 18.920243        $ 11.835493
   Total Return *                                 7.51%              8.65%***          3.98%           -9.70%             -6.10%***
   Ratio of Expenses **                          2.945%              2.87%             4.00%            2.67%              3.06%

Period ended December 31, 2006
   Unit Value                               $ 8.370158                n/a       $ 11.428512      $ 20.953301        $ 12.411995
   Total Return *                                 1.85%               n/a             -0.57%           10.76%              7.26%
   Ratio of Expenses **                          2.945%               n/a              4.00%            2.67%             2.995%

Period ended December 31, 2005
   Unit Value                               $ 8.217958                n/a       $ 11.494418      $ 18.918417        $ 11.571785
   Total Return *                                 6.00%               n/a             -1.69%           -1.16%***           2.51%***
   Ratio of Expenses **                          2.945%               n/a              4.00%            2.67%             2.995%

Period ended December 31, 2004
   Unit Value                               $ 7.752652                n/a       $ 11.692133      $ 18.516185        $ 11.889185
   Total Return *                                 6.86%***            n/a              3.02%***        10.47%              2.55%***
   Ratio of Expenses **                          2.945%               n/a              4.00%            2.30%              2.80%

Period ended December 31, 2003
   Unit Value                               $ 7.690909                n/a       $ 12.497363      $ 16.760848                n/a
   Total Return *                                 1.97%***            n/a             -1.89%***        12.56%***            n/a
   Ratio of Expenses **                           2.80%               n/a              2.80%            2.30%               n/a

                                             JNL/                                                  JNL/S&P
                                         PPM America        JNL/Putnam                           Competitive         JNL/S&P
                                        Value Equity          Midcap             JNL/S&P 4        Advantage        Disciplined
                                          Portfolio     Growth Portfolio(d)     Portfolio(c)     Portfolio(c)   Growth Portfolio(a)
                                       ---------------  -------------------   ---------------  ---------------  -------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                          $ 16.069507           $ 7.441585        $ 9.914624       $ 9.908252          $ 10.402353
   Total Return *                            -9.00%               -3.83%             0.00%***        -1.94%***             4.88%***
   Ratio of Expenses **                       3.62%                3.22%             2.02%            2.32%                2.46%

Period ended December 31, 2006
   Unit Value                          $ 17.658545           $ 7.738090               n/a              n/a                  n/a
   Total Return *                             7.46%                2.39%              n/a              n/a                  n/a
   Ratio of Expenses **                       3.62%                3.22%              n/a              n/a                  n/a

Period ended December 31, 2005
   Unit Value                          $ 16.432959           $ 7.557339               n/a              n/a                  n/a
   Total Return *                             1.19%                8.57%              n/a              n/a                  n/a
   Ratio of Expenses **                       3.62%                3.22%              n/a              n/a                  n/a

Period ended December 31, 2004
   Unit Value                          $ 16.007678           $ 6.960762               n/a              n/a                  n/a
   Total Return *                             5.96%***             7.21%***           n/a              n/a                  n/a
   Ratio of Expenses **                       3.62%                3.22%              n/a              n/a                  n/a

Period ended December 31, 2003
   Unit Value                          $ 16.232717           $ 6.154228               n/a              n/a                  n/a
   Total Return *                             7.18%***             2.52%***           n/a              n/a                  n/a
   Ratio of Expenses **                       2.80%                2.80%              n/a              n/a                  n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                  JNL/                JNL/
                                        JNL/               JNL/PIMCO          JNL/PIMCO        PPM America        PPM America
                                     Oppenheimer          Real Return       Total Return       Core Equity         High Yield
                                 Growth Portfolio(b)     Portfolio(a)      Bond Portfolio       Portfolio      Bond Portfolio(e)
                                 -------------------  ------------------  ----------------  ----------------  -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 9.960736       $ 10.958251         $ 15.807122       $ 22.641250         $ 14.359995
   Total Return *                           8.10%             9.39%***            7.06%            -8.40%              -2.19%
   Ratio of Expenses **                     1.25%             1.25%               1.10%             1.25%               1.10%

Period ended December 31, 2006
   Unit Value                         $ 9.214070               n/a         $ 14.765246       $ 24.718815         $ 14.681915
   Total Return *                           3.59%              n/a                2.34%            12.34%               9.31%
   Ratio of Expenses **                     1.25%              n/a                1.10%             1.25%               1.10%

Period ended December 31, 2005
   Unit Value                         $ 8.894840               n/a         $ 14.427059       $ 22.004337         $ 13.431707
   Total Return *                           7.81%              n/a                1.19%             7.40%               0.58%
   Ratio of Expenses **                     1.25%              n/a                1.10%             1.25%               1.10%

Period ended December 31, 2004
   Unit Value                         $ 8.250535               n/a         $ 14.256836       $ 20.488089         $ 13.354808
   Total Return *                          -0.18%              n/a                4.70%            11.64%               2.98%
   Ratio of Expenses **                     1.25%              n/a                1.10%             1.25%               1.10%

Period ended December 31, 2003
   Unit Value                         $ 8.108315               n/a         $ 13.680473       $ 18.351886                 n/a
   Total Return *                          16.14%              n/a                1.10%***          5.27%***             n/a
   Ratio of Expenses **                     1.40%              n/a                1.25%             1.25%                n/a

                                         JNL/                                                    JNL/S&P
                                     PPM America          JNL/Putnam                           Competitive          JNL/S&P
                                     Value Equity           Midcap            JNL/S&P 4         Advantage         Disciplined
                                      Portfolio       GrowthPortfolio(d)    Portfolio(c)      Portfolio(c)    Growth Portfolio(a)
                                 -------------------  ------------------  ----------------  ----------------  -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 21.699183         $ 8.640791          $ 9.919737        $ 9.916389        $ 10.513413
   Total Return *                        -6.80%             -2.07%               0.77%***         -1.88%***           3.16%***
   Ratio of Expenses **                   1.25%              1.25%               1.35%             1.25%              1.35%

Period ended December 31, 2006
   Unit Value                      $ 23.283251         $ 8.823603                 n/a               n/a                n/a
   Total Return *                        11.63%              4.42%                n/a               n/a                n/a
   Ratio of Expenses **                   1.25%              1.25%                n/a               n/a                n/a

Period ended December 31, 2005
   Unit Value                      $ 20.858256         $ 8.449837                 n/a               n/a                n/a
   Total Return *                         3.61%             10.72%                n/a               n/a                n/a
   Ratio of Expenses **                   1.25%              1.25%                n/a               n/a                n/a

Period ended December 31, 2004
   Unit Value                      $ 20.132020         $ 7.631388                 n/a               n/a                n/a
   Total Return *                         8.54%             17.15%                n/a               n/a                n/a
   Ratio of Expenses **                   1.25%              1.25%                n/a               n/a                n/a

Period ended December 31, 2003
   Unit Value                      $ 18.547694         $ 6.514304                 n/a               n/a                n/a
   Total Return *                         3.68%***           3.10%***             n/a               n/a                n/a
   Ratio of Expenses **                   1.25%              1.25%                n/a               n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(e)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                  JNL/                JNL/
                                        JNL/               JNL/PIMCO          JNL/PIMCO        PPM America        PPM America
                                     Oppenheimer          Real Return       Total Return       Core Equity         High Yield
                                 Growth Portfolio(b)     Portfolio(a)      Bond Portfolio       Portfolio      Bond Portfolio(e)
                                 -------------------  ------------------  ----------------  ----------------  -------------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)          $     -              $ 3,152           $ 34,092           $ 2,465            $ 17,379
   Units Outstanding (in                    -                  289              2,361               201               1,328
     thousands)
   Investment Income Ratio *             8.16%                0.00%              4.95%             0.37%               8.09%

Period ended December 31, 2006
   Net Assets (in thousands)          $ 2,167                  n/a           $ 29,128           $ 2,794            $ 18,079
   Units Outstanding (in                  242                  n/a              2,158               230               1,379
     thousands)
   Investment Income Ratio *             0.00%                 n/a               0.30%             0.08%               0.63%

Period ended December 31, 2005
   Net Assets (in thousands)          $ 1,853                  n/a           $ 23,626           $ 3,137            $ 12,201
   Units Outstanding (in                  213                  n/a              1,800               315               1,040
     thousands)
   Investment Income Ratio *             0.14%                 n/a               4.58%             0.82%               7.16%

Period ended December 31, 2004
   Net Assets (in thousands)          $ 1,446                  n/a           $ 15,501           $ 3,154            $ 13,234
   Units Outstanding (in                  178                  n/a              1,210               352               1,124
     thousands)
   Investment Income Ratio *             0.00%                 n/a               2.05%             0.58%               2.29%

Period ended December 31, 2003
   Net Assets (in thousands)          $   680                  n/a           $  8,875           $ 3,386                 n/a
   Units Outstanding (in                   85                  n/a                747               427                 n/a
     thousands)
   Investment Income Ratio *             0.00%                 n/a               1.69%             0.32%                n/a

                                         JNL/                                                    JNL/S&P
                                     PPM America          JNL/Putnam                           Competitive          JNL/S&P
                                     Value Equity           Midcap            JNL/S&P 4         Advantage         Disciplined
                                      Portfolio       GrowthPortfolio(d)    Portfolio(c)      Portfolio(c)    Growth Portfolio(a)
                                 -------------------  ------------------  ----------------  ----------------  -------------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)          $ 4,475              $     -              $  83           $ 2,620               $ 777
   Units Outstanding (in                  358                    -                  8               264                  74
     thousands)
   Investment Income Ratio *             0.60%                0.00%              0.00%             0.06%               0.00%

Period ended December 31, 2006
   Net Assets (in thousands)          $ 6,127              $ 2,381                n/a               n/a                 n/a
   Units Outstanding (in                  466                  271                n/a               n/a                 n/a
     thousands)
   Investment Income Ratio *             0.00%                0.00%               n/a               n/a                 n/a

Period ended December 31, 2005
   Net Assets (in thousands)          $ 6,591              $ 2,161                n/a               n/a                 n/a
   Units Outstanding (in                  578                  254                n/a               n/a                 n/a
     thousands)
   Investment Income Ratio *             1.00%                0.00%               n/a               n/a                 n/a

Period ended December 31, 2004
   Net Assets (in thousands)          $ 7,086              $ 1,793                n/a               n/a                 n/a
   Units Outstanding (in                  660                  228                n/a               n/a                 n/a
     thousands)
   Investment Income Ratio *             1.41%                0.00%               n/a               n/a                 n/a

Period ended December 31, 2003
   Net Assets (in thousands)          $ 6,930              $ 1,354                n/a               n/a                 n/a
   Units Outstanding (in                  724                  199                n/a               n/a                 n/a
     thousands)
   Investment Income Ratio *             1.21%                0.00%               n/a               n/a                 n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(e)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/              JNL/S&P             JNL/S&P             JNL/S&P
                                  S&P Disciplined      Disciplined       Dividend Income          Growth              JNL/S&P
                                     Moderate            Moderate            & Growth           Retirement        Intrinsic Value
                                   Portfolio(a)    Growth Portfolio(a)     Portfolio(b)   Strategy Portfolio(a)     Portfolio(b)
                                  ---------------  -------------------   ---------------  ---------------------   ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.440480        $ 10.421913         $ 9.761266          $ 10.666225          $ 9.914769
   Total Return *                        3.32%***           4.87%***           0.21%***            -3.06%***           -0.85%***
   Ratio of Expenses **                  2.57%              2.46%              1.96%                1.05%               1.82%

Period ended December 31, 2006
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2005
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2004
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2003
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

                                       JNL/                JNL/                                    JNL/                JNL/
                                    S&P Managed        S&P Managed            JNL/             S&P Managed          S&P Managed
                                    Aggressive         Conservative        S&P Managed            Moderate           Moderate
                                 Growth Portfolio      Portfolio(c)     Growth Portfolio       Portfolio(c)      Growth Portfolio
                                 ----------------    ---------------    ----------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 13.600178        $ 11.196051         $ 13.230251         $ 11.918026          $ 12.630402
   Total Return *                        5.43%              3.22%               4.76%               4.47%                4.77%
   Ratio of Expenses **                  3.47%              2.92%               3.67%               3.06%                3.62%

Period ended December 31, 2006
   Unit Value                     $ 12.900074        $ 10.846849         $ 12.628705         $ 11.408016          $ 12.055314
   Total Return *                       11.64%              4.75%              10.04%               7.07%                8.20%
   Ratio of Expenses **                  3.47%              2.92%               3.67%               3.06%                3.62%

Period ended December 31, 2005
   Unit Value                     $ 11.555580        $ 10.354700         $ 11.476118         $ 10.654469          $ 11.142109
   Total Return *                        4.79%              0.75%               3.57%               3.87%***             2.64%
   Ratio of Expenses **                  3.47%              2.92%               3.67%               3.06%                3.62%

Period ended December 31, 2004
   Unit Value                     $ 11.027755        $ 10.277468         $ 11.080077         $ 10.466154          $ 10.855567
   Total Return *                        8.15%***           1.21%***            8.85%***            1.87%***             6.59%***
   Ratio of Expenses **                  3.47%              2.92%               3.67%               2.92%                3.62%

Period ended December 31, 2003
   Unit Value                     $ 10.536610                n/a         $ 10.845506                 n/a          $ 10.766868
   Total Return *                        7.96%***            n/a                6.85%***             n/a                 7.47%***
   Ratio of Expenses **                  2.80%               n/a                2.80%                n/a                 2.80%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/              JNL/S&P             JNL/S&P             JNL/S&P
                                  S&P Disciplined      Disciplined       Dividend Income          Growth              JNL/S&P
                                     Moderate            Moderate            & Growth           Retirement        Intrinsic Value
                                   Portfolio(a)    Growth Portfolio(a)     Portfolio(b)   Strategy Portfolio(a)     Portfolio(b)
                                  ---------------  -------------------   ---------------  ---------------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.547354        $ 10.533148         $ 9.765851          $ 10.696869          $ 9.917962
   Total Return *                        3.22%***           3.55%***          -0.51%***             1.65%***           -0.82%***
   Ratio of Expenses **                  1.35%              1.35%              1.35%                0.75%               1.40%

Period ended December 31, 2006
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2005
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2004
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

Period ended December 31, 2003
   Unit Value                             n/a                n/a                n/a                  n/a                 n/a
   Total Return *                         n/a                n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                   n/a                n/a                n/a                  n/a                 n/a

                                       JNL/                JNL/                                    JNL/                JNL/
                                    S&P Managed        S&P Managed            JNL/             S&P Managed          S&P Managed
                                    Aggressive         Conservative        S&P Managed            Moderate           Moderate
                                 Growth Portfolio      Portfolio(c)     Growth Portfolio       Portfolio(c)      Growth Portfolio
                                 ----------------    ---------------    ----------------     ---------------     ----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 16.884180        $ 11.818709         $ 16.745691         $ 12.638090          $ 15.907343
   Total Return *                        7.81%              3.07%***            7.34%               6.39%                7.30%
   Ratio of Expenses **                  1.25%              1.25%               1.25%               1.25%                1.25%

Period ended December 31, 2006
   Unit Value                     $ 15.661481        $ 11.234342         $ 15.600037         $ 11.879071          $ 14.825502
   Total Return *                       14.13%              6.41%              12.73%               9.02%               10.78%
   Ratio of Expenses **                  1.25%              1.35%               1.25%               1.25%                1.25%

Period ended December 31, 2005
   Unit Value                     $ 13.721991        $ 10.558004         $ 13.838200         $ 10.895956          $ 13.382377
   Total Return *                        7.13%              2.34%               6.10%               2.13%***             5.09%
   Ratio of Expenses **                  1.25%              1.35%               1.25%               1.25%                1.25%

Period ended December 31, 2004
   Unit Value                     $ 12.808455        $ 10.316431         $ 13.042053         $ 10.505783          $ 12.733662
   Total Return *                       11.22%              2.75%              10.03%               1.80%***             8.21%
   Ratio of Expenses **                  1.25%              1.35%               1.25%               1.35%                1.25%

Period ended December 31, 2003
   Unit Value                     $ 11.516429                n/a         $ 11.853609                 n/a          $ 11.767229
   Total Return *                        7.42%***            n/a                5.00%***             n/a                 4.84%***
   Ratio of Expenses **                  1.25%               n/a                1.25%                n/a                 1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/              JNL/S&P              JNL/S&P            JNL/S&P
                                 S&P Disciplined       Disciplined       Dividend Income         Growth                JNL/S&P
                                    Moderate            Moderate             & Growth           Retirement          Intrinsic Value
                                   Portfolio(a)    Growth Portfolio(a)     Portfolio(b)    Strategy Portfolio(a)     Portfolio(b)
                                 ---------------   -------------------   ---------------   ---------------------    ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)         $  980             $ 1,785              $  124              $ 348                   $   -
   Units Outstanding
     (in thousands)                      93                 170                  13                 33                       -
   Investment Income Ratio *           0.00%               0.00%               0.08%              3.24%                   0.00%

Period ended December 31, 2006
   Net Assets (in thousands)            n/a                 n/a                 n/a                n/a                     n/a
   Units Outstanding
     (in thousands)                     n/a                 n/a                 n/a                n/a                     n/a
   Investment Income Ratio *            n/a                 n/a                 n/a                n/a                     n/a

Period ended December 31, 2005
   Net Assets (in thousands)            n/a                 n/a                 n/a                n/a                     n/a
   Units Outstanding
     (in thousands)                     n/a                 n/a                 n/a                n/a                     n/a
   Investment Income Ratio *            n/a                 n/a                 n/a                n/a                     n/a

Period ended December 31, 2004
   Net Assets (in thousands)            n/a                 n/a                 n/a                n/a                     n/a
   Units Outstanding
     (in thousands)                     n/a                 n/a                 n/a                n/a                     n/a
   Investment Income Ratio *            n/a                 n/a                 n/a                n/a                     n/a

Period ended December 31, 2003
   Net Assets (in thousands)            n/a                 n/a                 n/a                n/a                     n/a
   Units Outstanding
     (in thousands)                     n/a                 n/a                 n/a                n/a                     n/a
   Investment Income Ratio *            n/a                 n/a                 n/a                n/a                     n/a

                                        JNL/                JNL/                                   JNL/                   JNL/
                                    S&P Managed         S&P Managed            JNL/             S&P Managed           S&P Managed
                                     Aggressive         Conservative       S&P Managed            Moderate              Moderate
                                 Growth Portfolio       Portfolio(c)     Growth Portfolio       Portfolio(c)       Growth Portfolio
                                 ----------------       ------------     ----------------       ------------       ----------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)         $ 67,327            $ 21,481          $ 108,086             $ 42,577              $ 113,848
   Units Outstanding
     (in thousands)                     4,383               1,848              6,946                3,436                  7,642
   Investment Income Ratio *             1.89%               3.54%              1.72%                3.07%                  2.20%

Period ended December 31, 2006
   Net Assets (in thousands)         $ 66,027            $  9,825          $  93,895             $ 27,779              $  92,695
   Units Outstanding
     (in thousands)                     4,649                 884              6,481                2,375                  6,675
   Investment Income Ratio *             0.09%               0.17%              0.11%                0.20%                  0.14%

Period ended December 31, 2005
   Net Assets (in thousands)         $ 63,956            $  6,205          $  73,034             $ 16,238              $  64,507
   Units Outstanding
     (in thousands)                     5,166                 592              5,715                1,506                  5,167
   Investment Income Ratio *             0.78%               0.46%              1.27%                0.30%                  2.07%

Period ended December 31, 2004
   Net Assets (in thousands)         $ 62,568            $  1,200          $  60,447             $  1,936              $  37,844
   Units Outstanding
     (in thousands)                     5,414                 116              5,037                  185                  3,187
   Investment Income Ratio *             0.29%               0.00%              0.68%                0.00%                  1.18%

Period ended December 31, 2003
   Net Assets (in thousands)         $  7,524                 n/a          $  31,119                  n/a                    n/a
   Units Outstanding
     (in thousands)                       740                 n/a              2,931                  n/a                    n/a
   Investment Income Ratio *             1.65%                n/a               2.35%                 n/a                    n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations October 1, 2004.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/S&P              JNL/S&P
                                  Moderate Growth           Moderate            JNL/S&P             JNL/S&P           JNL/S&P
                                     Retirement        Retirement Strategy  Retirement 2015     Retirement 2020   Retirement 2025
                               Strategy Portfolio(a)      Portfolio(a)        Portfolio(c)        Portfolio(c)      Portfolio(c)
                               ---------------------   -------------------  ---------------     ---------------   ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                           n/a                   n/a           $ 11.346282          $ 11.700428        $ 11.843069
   Total Return *                       n/a                   n/a                  6.04%                7.21%              7.84%
   Ratio of Expenses **                 n/a                   n/a                  2.92%                2.07%              2.07%

Period ended December 31, 2006
   Unit Value                           n/a                   n/a           $ 10.699744          $ 10.913562        $ 10.982351
   Total Return *                       n/a                   n/a                  6.74%***             4.08%***           1.57%***
   Ratio of Expenses **                 n/a                   n/a                  2.92%                2.07%              2.07%

Period ended December 31, 2005
   Unit Value                           n/a                   n/a                   n/a                  n/a                n/a
   Total Return *                       n/a                   n/a                   n/a                  n/a                n/a
   Ratio of Expenses **                 n/a                   n/a                   n/a                  n/a                n/a

Period ended December 31, 2004
   Unit Value                           n/a                   n/a                   n/a                  n/a                n/a
   Total Return *                       n/a                   n/a                   n/a                  n/a                n/a
   Ratio of Expenses **                 n/a                   n/a                   n/a                  n/a                n/a

Period ended December 31, 2003
   Unit Value                           n/a                   n/a                   n/a                  n/a                n/a
   Total Return *                       n/a                   n/a                   n/a                  n/a                n/a
   Ratio of Expenses **                 n/a                   n/a                   n/a                  n/a                n/a

                                     JNL/
                                S&P Retirement       JNL/S&P         JNL/Select      JNL/Select          JNL/
                                    Income         Total Yield        Balanced      Money Market     Select Value
                                  Portfolio(c)     Portfolio(b)       Portfolio       Portfolio        Portfolio
                                --------------     ------------     -----------     ------------     ------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 10.919812      $ 10.060337     $ 22.342118      $ 10.693817      $ 19.791966
   Total Return *                         3.41%***         0.60%***        3.99%            1.57%            3.99%
   Ratio of Expenses **                   2.57%            1.82%           3.30%            3.06%            3.62%

Period ended December 31, 2006
   Unit Value                      $ 10.506277              n/a     $ 21.485865      $ 10.528457      $ 19.031960
   Total Return *                         3.79%***          n/a            9.98%            1.37%           16.63%
   Ratio of Expenses **                   2.32%             n/a            3.30%            3.06%            3.62%

Period ended December 31, 2005
   Unit Value                              n/a              n/a     $ 19.537009      $ 10.385847      $ 16.317798
   Total Return *                          n/a              n/a            1.89%            0.11%***         4.32%
   Ratio of Expenses **                    n/a              n/a            3.30%            3.06%            3.62%

Period ended December 31, 2004
   Unit Value                              n/a              n/a     $ 19.174464      $ 10.845774      $ 15.642396
   Total Return *                          n/a              n/a            6.33%***        -0.50%***         8.66%***
   Ratio of Expenses **                    n/a              n/a            3.30%            2.65%            3.62%

Period ended December 31, 2003
   Unit Value                              n/a              n/a     $ 18.663530      $ 11.243546      $ 14.281771
   Total Return *                          n/a              n/a            8.93%***        -1.73%***        10.54%***
   Ratio of Expenses **                    n/a              n/a            2.80%            2.45%            2.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/S&P                JNL/S&P
                                    Moderate Growth            Moderate             JNL/S&P           JNL/S&P           JNL/S&P
                                       Retirement        Retirement Strategy    Retirement 2015   Retirement 2020   Retirement 2025
                                 Strategy Portfolio(a)       Portfolio(a)        Portfolio(c)       Portfolio(c)      Portfolio(c)
                                 ---------------------   -------------------   ----------------   ---------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                             n/a                    n/a            $ 11.699430       $ 11.854760       $ 12.010938
   Total Return *                         n/a                    n/a                   7.73%             7.93%             8.62%
   Ratio of Expenses **                   n/a                    n/a                   1.35%             1.40%             1.35%

Period ended December 31, 2006
   Unit Value                             n/a                    n/a            $ 10.860120       $ 10.983277       $ 11.057641
   Total Return *                         n/a                    n/a                  10.50%***          9.83%***          6.02%***
   Ratio of Expenses **                   n/a                    n/a                   1.35%             1.40%             1.35%

Period ended December 31, 2005
   Unit Value                             n/a                    n/a                    n/a               n/a               n/a
   Total Return *                         n/a                    n/a                    n/a               n/a               n/a
   Ratio of Expenses **                   n/a                    n/a                    n/a               n/a               n/a

Period ended December 31, 2004
   Unit Value                             n/a                    n/a                    n/a               n/a               n/a
   Total Return *                         n/a                    n/a                    n/a               n/a               n/a
   Ratio of Expenses **                   n/a                    n/a                    n/a               n/a               n/a

Period ended December 31, 2003
   Unit Value                             n/a                    n/a                    n/a               n/a               n/a
   Total Return *                         n/a                    n/a                    n/a               n/a               n/a
   Ratio of Expenses **                   n/a                    n/a                    n/a               n/a               n/a

                                          JNL/
                                     S&P Retirement            JNL/S&P            JNL/Select         JNL/Select          JNL/
                                         Income              Total Yield           Balanced         Money Market     Select Value
                                      Portfolio(c)           Portfolio(b)          Portfolio         Portfolio         Portfolio
                                 ---------------------   -------------------   ----------------   ---------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                       $ 11.183142            $ 10.063580          $ 28.949650       $ 13.527246       $ 22.593750
   Total Return *                          5.47%                  0.64%***             6.15%             0.24%***          6.66%
   Ratio of Expenses **                    1.35%                  1.40%                1.25%             1.20%             1.10%

Period ended December 31, 2006
   Unit Value                       $ 10.603426                    n/a          $ 27.272162       $ 12.999350       $ 21.182543
   Total Return *                          5.70%***                n/a                12.25%             3.24%            19.60%
   Ratio of Expenses **                    1.35%                   n/a                 1.25%             1.25%             1.10%

Period ended December 31, 2005
   Unit Value                               n/a                    n/a          $ 24.296615       $ 12.591389       $ 17.710890
   Total Return *                           n/a                    n/a                 4.00%             1.44%             6.97%
   Ratio of Expenses **                     n/a                    n/a                 1.25%             1.25%             1.10%

Period ended December 31, 2004
   Unit Value                               n/a                    n/a          $ 23.363167       $ 12.413013       $ 16.556485
   Total Return *                           n/a                    n/a                 9.50%            -0.47%            10.10%
   Ratio of Expenses **                     n/a                    n/a                 1.25%             1.25%             1.10%

Period ended December 31, 2003
   Unit Value                               n/a                    n/a          $ 21.336632       $ 12.471394       $ 14.557751
   Total Return *                           n/a                    n/a                 4.62%***         -0.20%***         10.75%***
   Ratio of Expenses **                     n/a                    n/a                 1.25%             1.25%             1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/S&P                JNL/S&P
                                    Moderate Growth            Moderate             JNL/S&P           JNL/S&P           JNL/S&P
                                       Retirement        Retirement Strategy    Retirement 2015   Retirement 2020   Retirement 2025
                                 Strategy Portfolio(a)       Portfolio(a)        Portfolio(c)       Portfolio(c)      Portfolio(c)
                                 ---------------------   -------------------   ----------------   ---------------   ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)              n/a                    n/a               $ 1,527            $ 1,179           $  730
   Units Outstanding (in
     thousands)                           n/a                    n/a                   131                100               61
   Investment Income Ratio *              n/a                    n/a                  0.60%              0.40%            0.51%

Period ended December 31, 2006
   Net Assets (in thousands)              n/a                    n/a               $   334            $   252           $   82
   Units Outstanding (in
     thousands)                           n/a                    n/a                    31                 23                7
   Investment Income Ratio *              n/a                    n/a                  0.00%              0.00%            0.00%

Period ended December 31, 2005
   Net Assets (in thousands)              n/a                    n/a                   n/a                n/a              n/a
   Units Outstanding (in
     thousands)                           n/a                    n/a                   n/a                n/a              n/a
   Investment Income Ratio *              n/a                    n/a                   n/a                n/a              n/a

Period ended December 31, 2004
   Net Assets (in thousands)              n/a                    n/a                   n/a                n/a              n/a
   Units Outstanding (in
     thousands)                           n/a                    n/a                   n/a                n/a              n/a
   Investment Income Ratio *              n/a                    n/a                   n/a                n/a              n/a

Period ended December 31, 2003
   Net Assets (in thousands)              n/a                    n/a                   n/a                n/a              n/a
   Units Outstanding (in
     thousands)                           n/a                    n/a                   n/a                n/a              n/a
   Investment Income Ratio *              n/a                    n/a                   n/a                n/a              n/a

                                          JNL/
                                     S&P Retirement            JNL/S&P            JNL/Select         JNL/Select          JNL/
                                         Income              Total Yield           Balanced         Money Market     Select Value
                                      Portfolio(c)           Portfolio(b)          Portfolio         Portfolio         Portfolio
                                 ---------------------   -------------------   ----------------   ---------------   ---------------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)            $ 3,669                 $    -             $ 17,515          $ 23,711          $ 13,501
   Units Outstanding (in
     thousands)                             330                      -                  724             1,916               621
   Investment Income Ratio *               0.97%                  0.00%                2.63%             4.63%             4.05%

Period ended December 31, 2006
   Net Assets (in thousands)            $ 1,560                    n/a             $ 13,152          $ 15,513          $  7,631
   Units Outstanding (in
     thousands)                             147                    n/a                  614             1,309               372
   Investment Income Ratio *               0.00%                   n/a                 0.15%             0.41%             0.15%

Period ended December 31, 2005
   Net Assets (in thousands)                n/a                    n/a             $ 11,920          $ 23,951          $  4,249
   Units Outstanding (in
     thousands)                             n/a                    n/a                  659             2,129               246
   Investment Income Ratio *                n/a                    n/a                 3.97%             2.68%             3.07%

Period ended December 31, 2004
   Net Assets (in thousands)                n/a                    n/a             $ 10,923          $  5,218          $  3,446
   Units Outstanding (in
     thousands)                             n/a                    n/a                  655               469               212
   Investment Income Ratio *                n/a                    n/a                 0.12%             0.90%             0.51%

Period ended December 31, 2003
   Net Assets (in thousands)                n/a                    n/a             $  8,249          $  2,367          $  1,133
   Units Outstanding (in
     thousands)                             n/a                    n/a                  594               218                79
   Investment Income Ratio *                n/a                    n/a                 2.47%             0.47%             0.65%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations January 17, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/T.Rowe         JNL/T.Rowe        JNL/T.Rowe
                                    Price Established     Price Mid-Cap      Price Value
                                     Growth Portfolio   Growth Portfolio      Portfolio
                                    -----------------   ----------------   ---------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 23.645204        $ 33.007381       $ 13.761959
   Total Return *                            5.77%             12.60%            -2.73%
   Ratio of Expenses **                      4.00%              4.00%            3.595%

Period ended December 31, 2006
   Unit Value                         $ 22.354247        $ 29.314299       $ 14.148551
   Total Return *                            9.25%              2.62%            15.79%
   Ratio of Expenses **                      4.00%              4.00%            3.595%

Period ended December 31, 2005
   Unit Value                         $ 20.461539        $ 28.566244       $ 12.218913
   Total Return *                            1.94%              9.63%             2.41%
   Ratio of Expenses **                      4.00%              4.00%            3.595%

Period ended December 31, 2004
   Unit Value                         $ 20.072064        $ 26.056234       $ 11.931595
   Total Return *                            9.98%***          15.51%***          9.03%***
   Ratio of Expenses **                      4.00%              4.00%            3.595%

Period ended December 31, 2003
   Unit Value                         $ 21.512152        $ 25.806374       $ 11.052515
   Total Return *                            0.17%***          12.36%***          9.05%***
   Ratio of Expenses **                      2.57%              2.65%             2.80%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/T.Rowe         JNL/T.Rowe         JNL/T.Rowe
                                    Price Established     Price Mid-Cap      Price Value
                                     Growth Portfolio   Growth Portfolio      Portfolio
                                    -----------------   ----------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 34.112058        $ 47.618487       $ 16.664255
   Total Return *                            8.90%             15.93%            -0.26%
   Ratio of Expenses **                      1.10%              1.10%             1.10%

Period ended December 31, 2006
   Unit Value                         $ 31.322792        $ 41.075162       $ 16.707908
   Total Return *                           12.46%              5.63%            18.71%
   Ratio of Expenses **                      1.10%              1.10%             1.10%

Period ended December 31, 2005
   Unit Value                         $ 27.853371        $ 38.885926       $ 14.074598
   Total Return *                            4.93%             12.85%             4.99%
   Ratio of Expenses **                      1.10%              1.10%             1.10%

Period ended December 31, 2004
   Unit Value                         $ 26.544267        $ 34.457964       $ 13.405862
   Total Return *                            7.61%             11.96%            11.24%
   Ratio of Expenses **                      1.10%              1.10%             1.10%

Period ended December 31, 2003
   Unit Value                         $ 24.109727        $ 29.136326       $ 11.699228
   Total Return *                            6.23%***           7.39%***          7.28%***
   Ratio of Expenses **                      1.25%              1.25%             1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)


                                                     JNL/T.Rowe         JNL/T.Rowe      JNL/T.Rowe
                                                 Price Established    Price Mid-Cap     Price Value
                                                  Growth Portfolio   Growth Portfolio    Portfolio
                                                 -----------------   ----------------   -----------
Portfolio data
Period ended December 31, 2007
   Net Assets (in thousands)                          $ 37,429           $ 39,876        $ 31,075
   Units Outstanding (in thousands)                      1,503              1,025           1,965
   Investment Income Ratio *                              1.05%              1.76%           2.18%

Period ended December 31, 2006
   Net Assets (in thousands)                          $ 24,645           $ 27,847        $ 28,660
   Units Outstanding (in thousands)                      1,060                893           1,804
   Investment Income Ratio *                              0.06%              0.11%           0.22%

Period ended December 31, 2005
   Net Assets (in thousands)                          $ 18,904           $ 23,757        $ 21,334
   Units Outstanding (in thousands)                      1,006                875           1,593
   Investment Income Ratio *                              0.25%              0.33%           2.37%

Period ended December 31, 2004
   Net Assets (in thousands)                          $ 11,067           $ 16,035        $ 13,899
   Units Outstanding (in thousands)                        700                770           1,094
   Investment Income Ratio *                              0.51%              0.00%           0.93%

Period ended December 31, 2003
   Net Assets (in thousands)                          $  5,939           $  9,383        $  5,681
   Units Outstanding (in thousands)                        516                636             519
   Investment Income Ratio *                              0.03%              0.00%           0.77%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as listed in
Note 1 of the financial statements as of December 31, 2007, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2007 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account I as listed in Note 1 of the financial statements as of December 31, 2007, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 25, 2008

                                                               [GRAPHIC OMITTED]


                                                 Jackson National Life Insurance
                                                             Company of New York


                                                            Financial Statements

                                                               December 31, 2007

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm                        1


Balance Sheets                                                                 2


Income Statements                                                              3


Statements of Stockholder's Equity and Comprehensive Income                    4


Statements of Cash Flows                                                       5


Notes to Financial Statements                                                  6

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP").

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 5) assumptions and estimates associated with the Company's tax positions.

     CHANGES IN ACCOUNTING PRINCIPLES
     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159, which is effective for fiscal years beginning after November 15, 2007, allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Adoption will not have an initial impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 ("FIN 48") concurrent with Prudential's adoption of FIN 48. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The Company does not have a liability for tax exposure reserves as of December 31, 2007 and 2006, and does not anticipate any material change in the total amount of unrecognized tax benefits over the subsequent 12-month period. The adoption did not have an initial impact on the Company's financial statements.

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's financial statements.

     In May 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have an initial impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are
     amortized  over  the  estimated   redemption  period.  All
     fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to fair value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income. During 2006, $60 thousand of investment income was recognized related to trading securities held at December 31, 2006. There was no investment income recognized in 2007 or 2005 on trading securities held at December 31, 2007 or 2005.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. The liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative liability of $0.6 million, $(1.5) million and $0.4 million in 2007, 2006 and 2005, respectively, is included in change in reserves, net of reinsurance recoverables. The fair value of the embedded derivative liability (asset) of $(0.9) million and $(1.5) million at December 31, 2007 and 2006, respectively, is included in reinsurance recoverable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative liability of $3.5 million, $(2.0) million and $(1.1) million in 2007, 2006 and 2005, respectively, is included in change in reserves, net of reinsurance recoverables. The fair value of the embedded derivative liability (asset) of $(0.1) million and $(3.6) million at December 31, 2007 and 2006, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been adjusted by $3.6 million and $(5.0) million at December 31, 2007 and 2006, respectively.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been adjusted by $0.7 million and $(1.0) million at December 31, 2007 and 2006, respectively.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. With few exceptions, the Company is generally no longer subject to U.S.
     federal, state and local income tax examinations by tax authorities for years prior to 2004.

     The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,678.6 million and $1,224.9 million at December 31, 2007 and 2006, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and are included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Estimates of fair value for fixed maturity securities are primarily based on or derived from observable valuation inputs, such as broker-dealer quotes, market interest rates, credit quality spreads and liquidity premiums. Market prices obtained from independent pricing services, if available, are used as estimates of fair value, otherwise estimates are developed internally.

     At December 31, 2007 and 2006, fixed maturity securities valued internally had an amortized cost of $164.5 million and $177.2 million, respectively, and an estimated fair value, based on the observable valuation inputs described above, of $162.0 million and $174.9 million, respectively.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.26 billion and $1.21 billion, respectively, at December 31, 2007 and $1.35 billion and $1.31 billion, respectively, at December 31, 2006.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,592.2 million and $1,160.2 million at December 31, 2007 and 2006, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds and asset-backed securites. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2007, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2007, there were no investments rated by the Company's affiliated investment advisor. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                            PERCENT OF TOTAL
                                            FIXED MATURITIES
INVESTMENT RATING                          DECEMBER 31, 2007
------------------                         --------------------
AAA                                                21.0%
AA                                                  9.3%
A                                                  25.6%
BBB                                                40.3%
                                           --------------------
Investment grade                                   96.2%
                                           --------------------
BB                                                  3.3%
B and below                                         0.5%
                                           --------------------
Below investment grade                              3.8%
                                           --------------------
Total fixed maturities                            100.0%
                                           ====================


The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $17 thousand, respectively, at December 31, 2007. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2007 were zero and $17 thousand, respectively, and for the 12 months preceding December 31, 2006 were zero and $17 thousand, respectively.

The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities are as follows (in thousands):

                               COST OR            GROSS              GROSS
                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                COST             GAINS             LOSSES            VALUE
                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $ 507              $ 23                $ -            $ 530
Public utilities                    88,965             3,233                285           91,913
Corporate securities               798,128            16,305             15,217          799,216
Asset-backed securities            378,026             2,752             15,635          365,143
                            ---------------   ---------------   ----------------
                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities         $ 1,265,626          $ 22,313           $ 31,137      $ 1,256,802
                            ===============   ===============   ================  ===============

Equities                             $ 261             $ 147                $ 4            $ 404
                            ===============   ===============   ================  ===============


                               COST OR            GROSS              GROSS
                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2006                COST             GAINS             LOSSES            VALUE
                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $ 509               $ -                $ 2            $ 507
Public utilities                   126,532             3,919                376          130,075
Corporate securities               979,901            17,470             10,975          986,396
Asset-backed securities            326,510             3,643              2,941          327,212
                            ---------------   ---------------   ----------------
                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities         $ 1,433,452          $ 25,032           $ 14,294      $ 1,444,190
                            ===============   ===============   ================  ===============

Equities                             $ 261              $ 37                $ -            $ 298
                            ===============   ===============   ================  ===============


The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                           AMORTIZED            FAIR
                                              COST              VALUE
                                         ---------------   ----------------
Due in 1 year or less                          $ 32,191           $ 32,309
Due after 1 year through 5 years                474,638            487,201
Due after 5 years through 10 years              355,883            348,090
Due after 10 years through 20 years              24,248             23,393
Due after 20 years                                  640                666
Asset-backed securities                         378,026            365,143
                                         ---------------   ----------------
Total                                       $ 1,265,626        $ 1,256,802
                                         ===============   ================


U.S. Treasury securities with a carrying value of $530 thousand and $507 thousand at December 31, 2007 and 2006, respectively, were on deposit with the State of New York as required by state insurance law.

The fair value and the amount of gross  unrealized  losses in accumulated  other
comprehensive   income  (loss)  in  stockholder's  equity  are  as  follows  (in thousands):

------------------------------------------------------------------------------------------------------------------
                                       LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                       GROSS                       GROSS                      GROSS
                                     UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2007                      LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Fixed Maturities
------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities                 $ -           $ -          $ -           $ -           $ -           $ -
------------------------------------------------------------------------------------------------------------------
Public utilities                          20         5,652          265         9,835           285        15,487
------------------------------------------------------------------------------------------------------------------
Corporate securities                   5,812       131,584        9,405       201,372        15,217       332,956
------------------------------------------------------------------------------------------------------------------
Asset-backed securities                8,234       133,759        7,401        73,700        15,635       207,459
------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           14,066       270,995       17,071       284,907        31,137       555,902
------------------------------------------------------------------------------------------------------------------
Equities                                   4             7            -             -             4             7
------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------
securities                          $ 14,070     $ 271,002     $ 17,071     $ 284,907      $ 31,141     $ 555,909
--------------------------------=============-=============-============-=============-=============-=============
--------------------------------=============-=============-============-=============-=============-=============


------------------------------------------------------------------------------------------------------------------
                                       LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                       GROSS                       GROSS                      GROSS
                                     UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2006                      LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Fixed Maturities
------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities                 $ 2         $ 507          $ -           $ -           $ 2         $ 507
------------------------------------------------------------------------------------------------------------------
Public utilities                         108        27,906          268         7,018           376        34,924
------------------------------------------------------------------------------------------------------------------
Corporate securities                   1,442       126,230        9,533       320,824        10,975       447,054
------------------------------------------------------------------------------------------------------------------
Asset-backed securities                  212        43,551        2,729       108,746         2,941       152,297
------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------
securities                           $ 1,764     $ 198,194     $ 12,530     $ 436,588      $ 14,294     $ 634,782
--------------------------------=============-=============-============-=============-=============-=============
--------------------------------=============-=============-============-=============-=============-=============

The Company defines its exposure to subprime mortgages as investments in securities collateralized by residential mortgage loans in which the underlying borrowers have a FICO score of 659 or lower. The Company's amortized cost and fair value of mortgage-backed securities collateralized by subprime mortgages were $25.2 million and $23.6 million, respectively, at December 31, 2007. All investments in subprime related mortgage-backed securities are AAA rated by at least one NRSRO. The Company's amortized cost and fair value of mortgage-backed securities collateralized by Alt-A mortgages were $58.4 million and $53.9 million, respectively, at December 31, 2007. All investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.

The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the income statement.

There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the income statement in future periods.

The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector, change, the Company may sell the security prior to its maturity and realize a loss.

Based on ratings by nationally recognized statistical rating organizations, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2007, 75.6% were investment grade, 4.7% were below investment grade and 19.7% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 16.8% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2007, the industries representing the larger unrealized losses included financial services (11.5% of fixed maturities gross unrealized losses) and construction materials (10.7%). The largest unrealized loss related to a single corporate obligor was $0.9 million at December 31, 2007.

The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2007 were as follows (in thousands):

Less than one year                                                 $ 36
One to five years                                                 3,794
Five to ten years                                                10,255
More than ten years                                               1,417
Asset-backed securities                                          15,635
                                                        ---------------
Total gross unrealized losses                                  $ 31,137
                                                        ===============

SECURITIES LENDING
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2007 and 2006, the estimated fair value of loaned securities was $9.6 million and $3.3 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $9.9 million and $3.4 million at December 31, 2007 and 2006, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

All investment income for 2007, 2006 and 2005 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $600 thousand, $740 thousand and $579 thousand in 2007, 2006 and 2005, respectively.

Net realized gains (losses) on investments were as follows (in thousands):

------------------------------------------------------------------------------
                                       YEARS ENDED DECEMBER 31,
                               2007              2006               2005
------------------------------------------------------------------------------
Sales of fixed maturities:
------------------------------------------------------------------------------
Gross gains                   $ 3,177           $ 2,949             $ 1,828
------------------------------------------------------------------------------
Gross losses                   (3,826)           (2,873)             (1,906)
------------------------------------------------------------------------------
Sales of equities:
------------------------------------------------------------------------------
Gross gains                         -                 5                  -
------------------------------------------------------------------------------
Impairment losses              (1,883)                -               (158)
------------------------------------------------------------------------------
Total                         $(2,532)           $  81             $  (236)
---------------------------===============--================---===============

6.   REINSURANCE

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

The effect of reinsurance on premiums was as follows (in thousands):

--------------------------------------------------------------------------------
                                          Years ended December 31,
--------------------------------------------------------------------------------
                                  2007              2006              2005
--------------------------------------------------------------------------------
Direct premiums               $    714   $           723   $           637
--------------------------------------------------------------------------------
Less reinsurance ceded:
--------------------------------------------------------------------------------
Life                              (583)             (636)             (518)
--------------------------------------------------------------------------------
Guaranteed annuity benefits       (781)             (667)             (494)
--------------------------------------------------------------------------------
Net premiums                  $   (650)   $         (580)   $         (375)
-----------------------------================--================--===============
-----------------------------================--================--===============

Components of the reinsurance recoverable asset were as follows (in thousands):

-------------------------------------------------------------------------
                                                DECEMBER 31,
                                          2007              2006
-------------------------------------------------------------------------
Ceded reserves                        $    874            $  1,635
-------------------------------------------------------------------------
Ceded claims liability                     135                   -
-------------------------------------------------------------------------
Ceded other                                  5                   9
-------------------------------------------------------------------------
Total                                 $ 1,014              $  1,644
-------------------------------------================--================--
-------------------------------------================--================--

7.   FEDERAL INCOME TAXES

The components of the provision for federal income taxes were as follows (in thousands):

---------------------------------------------------------------------------
                                     YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------
                            2007              2006              2005
---------------------------------------------------------------------------
Current tax expense       $ 3,834           $ 5,291            $ 3,852
---------------------------------------------------------------------------
Deferred tax expense        3,808             5,018             5,214
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Income tax expense        $ 7,642           $10,309            $ 9,066
-----------------------================--================--================
-----------------------================--================--================

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2007, 2006 and 2005 as follows (in thousands):

-----------------------------------------------------------------------------
                                             YEARS ENDED DECEMBER 31,
                                      2007              2006           2005
-----------------------------------------------------------------------------
Income taxes at statutory rate      $ 10,756         $ 10,939        $ 9,067
-----------------------------------------------------------------------------
Dividends received deduction         (2,828)             (630)             -
-----------------------------------------------------------------------------
Other                                  (286)                -             (1)
-----------------------------------------------------------------------------
Provision for federal income taxes$   7,642          $ 10,309        $ 9,066
----------------------------------===============--=============--===========
----------------------------------===============--=============--===========
-----------------------------------------------------------------------------
Effective tax rate                    24.9%             33.0%          35.0%
----------------------------------===============--=============--===========
----------------------------------===============--=============--===========

Federal income taxes of $1.6 million, $4.0 million and $6.2 million were paid to Jackson in 2007, 2006 and 2005, respectively.

The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

----------------------------------------------------------------------------------------------
                                                                           DECEMBER 31,
                                                                      2007              2006
----------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
----------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
----------------------------------------------------------------------------------------------
Policy reserves and other insurance items                          $ 36,027          $ 36,261
----------------------------------------------------------------------------------------------
Investments                                                             109                98
----------------------------------------------------------------------------------------------
Net unrealized losses on available for sale securities                3,038                 -
----------------------------------------------------------------------------------------------
Other, net                                                              844               858
----------------------------------------------------------------------------------------------
Total gross deferred tax asset                                       40,018            37,217
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
GROSS DEFERRED TAX LIABILITY
----------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
----------------------------------------------------------------------------------------------
Deferred acquisition costs and sales inducements                    (52,663)          (45,507)
----------------------------------------------------------------------------------------------
Net unrealized gains on available for sale securities                     -            (3,792)
----------------------------------------------------------------------------------------------
Total gross deferred tax liability                                  (52,663)          (49,299)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                   $     (12,645)    $     (12,082)
-------------------------------------------------------------===============--================
-------------------------------------------------------------===============--================

Management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

At December 31, 2007, the Company had no federal tax capital loss carryforwards available for future use.

In August 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2007 and 2006, the Company recognized an income tax benefit of $2.8 million and $0.6 million, respectively, related to the separate account DRD.

8.   CONTINGENCIES

Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2007, 2006 or 2005.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $132.1 million and $134.6 million at December 31, 2007 and 2006, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(4.1) million, $3.4 million and $11.9 million in 2007, 2006 and 2005, respectively.

10.  OTHER RELATED PARTY TRANSACTIONS

The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $489 thousand, $517 thousand and $522 thousand to PPM for investment advisory services during 2007, 2006 and 2005, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $6.5 million, $4.2 million and $3.9 million in 2007, 2006 and 2005, respectively.

11.  BENEFIT PLANS

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $150 thousand, $100 thousand and $49 thousand in 2007, 2006 and 2005, respectively.

The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2007 and 2006, Jackson's liability for the Company's portion of such plans totaled $2.3 million and $1.9 million, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled $33 thousand in 2005. There was no expense in 2007 or 2006.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2007 and 2006, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
March 5, 2008

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                    DECEMBER 31,
ASSETS                                                                        2007                2006
-------------------------------------------------------------------------------------------------------
Investments:
  Cash and short-term investments                                           $ 94,316            $ 10,594
  Investments available for sale, at fair value:
    Fixed maturities (amortized cost: 2007, $1,265,626; 2006, $1,433,452)  1,256,802           1,444,190
    Equities (cost: 2007, $261; 2006, $261)                                      404                 298
  Trading securities, at fair value                                                -               1,060
  Policy loans                                                                   118                  53
    Total investments                                                      1,351,640           1,456,195


  Accrued investment income                                                   15,790              18,721
  Deferred acquisition costs                                                 154,559             128,772
  Deferred sales inducements                                                  17,140              15,660
  Reinsurance recoverable                                                      1,014               1,644
  Income taxes receivable from Parent                                              -               1,109
  Receivable from Parent                                                         394                 141
  Other assets                                                                17,637               3,657
  Separate account assets                                                  1,678,606           1,224,943
    Total assets                                                         $ 3,236,780         $ 2,850,842
---------------------------------------------------------------------------========---===================

LIABILITIES AND STOCKHOLDER'S EQUITY
  LIABILITIES
    Policy reserves and liabilities:
      Reserves for future policy benefits and claims payable                $ 21,581            $ 21,435
      Deposits on investment contracts                                     1,280,234           1,372,147
    Securities lending payable                                                 9,789               3,408
    Deferred income taxes                                                     12,645              12,082
    Income taxes payable to Parent                                             1,112                   -
    Other liabilities                                                         12,156              13,234
    Separate account liabilities                                           1,678,606           1,224,943
      Total liabilities                                                    3,016,123           2,647,249

STOCKHOLDER'S EQUITY
  Common stock, $1,000 par value; 2,000 shares
    authorized, issued and outstanding                                         2,000               2,000
  Additional paid-in capital                                                 141,000             141,000
  Accumulated other comprehensive income (loss), net
    of tax of $(1,547) in 2007 and $1,698 in 2006                             (2,872)              3,153
  Retained earnings                                                           80,529              57,440
    Total stockholder's equity                                               220,657             203,593
    Total liabilities and stockholder's equity                           $ 3,236,780         $ 2,850,842
-------------------------------------------------------------------=================---=================

INCOME STATEMENTS
(IN THOUSANDS)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                                          2007           2006              2005
-----------------------------------------------------------------------------------------------------------------
REVENUES
  Premiums, net of reinsurance                                            $ (650)        $ (580)         $ (375)
  Net investment income                                                   83,389         87,093          86,710
  Net realized gains (losses) on investments                              (2,532)            81            (236)
  Fee income                                                              34,841         23,556          15,982
  Other income                                                                87            170             120
  Total revenues                                                         115,135        110,320         102,201

BENEFITS AND EXPENSES
  Policyholder benefits                                                    4,587          5,081           5,229
  Interest credited on deposit liabilities                                45,780         47,865          48,814
  Change in reserves, net of reinsurance recoverables                      4,613           (147)         (1,587)
  Commissions                                                             37,546         31,722          24,932
  General and administrative expenses                                      8,775          6,324           5,868
  Taxes, licenses and fees                                                   548            762            (564)
  Deferral of acquisition costs                                          (34,456)       (31,102)        (25,054)
  Deferral of sales inducements                                           (4,294)        (3,994)         (4,179)
  Amortization of deferred acquisition costs:
    Attributable to operations                                            17,610         18,384          19,180
    Attributable to net realized gains (losses) on investments              (834)            27             (81)
  Amortization of deferred sales inducements:
    Attributable to operations                                             4,683          4,139           3,753
    Attributable to net realized gains (losses) on investments              (154)             5             (15)
  Total benefits and expenses                                             84,404         79,066          76,296
  Pretax income                                                           30,731         31,254          25,905
Income tax expense                                                         7,642         10,309           9,066
  NET INCOME                                                            $ 23,089       $ 20,945        $ 16,839
--------------------------------------------------------------------===========---============---=============

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                            2007               2006              2005
--------------------------------------------------------------------------------------------------------
COMMON STOCK
Beginning and end of year                                  $ 2,000            $ 2,000           $ 2,000

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                  141,000            141,000           141,000

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                            3,153              6,733            20,377
  Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax           (6,025)            (3,580)          (13,644)
End of year                                                 (2,872)             3,153             6,733

RETAINED EARNINGS
Beginning of year                                           57,440             36,495            19,656
  Net income                                                23,089             20,945            16,839
End of year                                                 80,529             57,440            36,495

TOTAL STOCKHOLDER'S EQUITY                               $ 220,657          $ 203,593         $ 186,228
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                                  YEARS ENDED DECEMBER 31,
                                                         2007               2006              2005
--------------------------------------------------------------------------------------------------------
Net income                                            $ 23,089           $ 20,945          $ 16,839
Net unrealized holding losses arising during
  the period, net of tax of $(3,221) in 2007;
  $(1,671) in 2006 and $(6,333) in 2005                 (5,979)            (3,105)          (11,761)
Reclassification adjustment for losses included
  in net income, net of tax of $(24) in 2007;
$(256) in 2006 and $(1,014) in 2005                        (46)              (475)           (1,883)

COMPREHENSIVE INCOME                                  $ 17,064           $ 17,365           $ 3,195
-----------------------------------------------------==============----===============---===============

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
----------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                              2007               2006          2005
-------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
  Net income                                                  $ 23,089       $ 20,945       $ 16,839
  Adjustments to reconcile net income to
    net cash provided by operating activities:
      Net realized (gains) losses on investments                 2,532            (81)           236
      Unrealized (gains) losses on trading portfolio                60            (60)             -
      Interest credited on deposit liabilities                  45,780         47,865         48,814
      Amortization of discount and premium on investments        2,023          2,515          3,295
      Deferred income tax provision                              3,808          5,018          5,214
      Other charges                                                 36            233           (713)
      Change in:
        Accrued investment income                                2,931          1,017            774
        Deferred sales inducements and acquisition costs       (17,022)       (12,561)        (6,398)
        Trading portfolio activity, net                          1,000         (1,000)         1,084
        Income taxes (receivable) payable to Parent              2,221          1,283         (4,808)
        Claims payable                                             305          4,741           (991)
        Other assets and liabilities, net                      (15,767)         5,251            655
NET CASH PROVIDED BY OPERATING ACTIVITIES                       50,996         75,166         64,001


CASH FLOWS FROM INVESTING ACTIVITIES:
  Fixed maturities and equities available for sale:
    Sales                                                      173,585        143,627         57,079
    Principal repayments, maturities, calls
      and redemptions                                          125,404        111,799        114,753
    Purchases                                                 (135,718)      (238,834)      (188,266)
    Other investing activities                                   6,316         (9,828)          (597)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES            169,587          6,764        (17,031)


CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                   558,201        451,770        348,025
    Withdrawals                                               (285,415)      (234,139)      (162,209)
Net transfers to separate accounts                            (409,647)      (312,509)      (250,512)
NET CASH USED IN FINANCING ACTIVITIES                         (136,861)       (94,878)       (64,696)


NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                     83,722        (12,948)       (17,726)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR              10,594         23,542         41,268
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $ 94,316       $ 10,594       $ 23,542
-------------------------------------------------------------=============-==============-===============

                 See accompanying notes to financial statements.

PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                            Condensed Financial Information

                     (2) Financial statements and schedules included in Part B:

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2007
                            Statements of Operations for the period ended
                              December 31, 2007
                            Statements of Changes in Net Assets for the periods
                              ended December 31, 2007 and 2006
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2007 and 2006
                            Income Statements for the years ended December 31,
                              2007, 2006 and 2005
                            Statements of Stockholder's Equity and Comprehensive
                              Income for the years ended December 31, 2007, 2006 and 2005
                            Statements of Cash Flows for the years ended
                              December 31, 2007, 2006 and 2005
                            Notes to Financial Statements

Item 24.(b)        Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.   Not Applicable

3.

a General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.   General  Distributor  Agreement  dated  June  30,  1998,   incorporated  by
     reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j.   Specimen  of  20%   Additional   Free   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l.   Specimen  of  Preselected   Death  Benefit  Option  Election   Endorsement,
     incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s. Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t. Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x.   Specimen  of  Maximum   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll. Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn.  Specimen  of  Highest   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss.  Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa. Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

bbb. Specimen  of  5%  Guaranteed  Minimum   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ddd. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

eee. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

fff. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ggg. Specimen of 5% for Life Guaranteed  Minimum  Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

hhh. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

iii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

jjj. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

kkk. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

lll. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Annual Step-Up Endorsement incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-136485 and 811-08401).

mmm. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

nnn. Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ooo. Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ppp. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

qqq. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

rrr. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

sss. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ttt. Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

uuu. Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

vvv. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

www. Specimen of 6% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

xxx. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

yyy. Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit  With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

zzz. Specimen  of Joint For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aaaa. Specimen of  Guaranteed  Minimum  Withdrawal  Benefit with 5-Year  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

bbbb. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

cccc. Specimen  of the  Joint  For Life  GMWB  With  Bonus  and  Annual  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

dddd. Specimen of the Guaranteed Minimum Income Benefit Endorsement, attached hereto.

eeee. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

ffff. Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With
     Bonus and Annual Step-Up Endorsement, attached hereto.

gggg. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

5.

a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

h. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (Files Nos. 333-70384 and 811-08401).

k. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on March 26, 2008 (Files Nos. 333-70384 and 811-08401).

l. Form of the Perspective II Fixed and VAriable Annuity Application, attached hereto.

6.

a.   Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.   By-laws  of   Depositor,   incorporated   by  reference   to   Registrant's
     Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b. Amendment No. 2 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post- Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

d. Amendments to the January 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

e. Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

f. Amendment to the January 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective
     Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

g. Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post- Effective Amendment No. 29, filed on March 26, 2008 (Files Nos. 333-70384 and 811-08401).

h. Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, attached hereto.

i. Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, attached hereto.

j. Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, attached hereto.


8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address       Positions and Offices with Depositor

Donald B. Henderson, Jr.                  Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                         Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                         Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                            Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                           Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                            Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                             Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                           Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                             Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                         Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                            Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                            Vice President & Deputy General
1 Corporate Way                           Counsel
Lansing, MI 48951

George D. Daggett                         Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                             Senior Vice President - Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                       Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                          Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                         Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                          Vice President, Assistant Secretary &
1 Corporate Way                           Director
Lansing, MI 48951

Clifford S. Hale, M.D.                    Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                           Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                         Executive Vice President, Chief
1 Corporate Way                           Financial Officer, Chairman of the
Lansing, MI 48951                         Board, & Director

Stephen A. Hrapkiewicz, Jr.               Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                          Executive Vice President & Chief
7601 Technology Way                       Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                      Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                     President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                        Chief Administrative Officer &
275 Grove St Building 2                   Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                           Senior Vice President, General
1 Corporate Way                           Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                             Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                         Executive Vice President & Chief
1 Corporate Way                           Information Officer
Lansing, MI 48951

Mark D. Nerud                             Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                           Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                        Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                          Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                         Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                            Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                     Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                           Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                          Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate Investment
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Inveestment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate Investment
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate Investment
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             100% Prudential            Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited


Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Item 27. Number of Contract Owners as of July 31, 2008

     Qualified - 8,747
     Non-qualified - 7,377

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization


Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

a.   Jackson  National Life Insurance  Company of New York hereby  undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 6th day of October, 2008.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                        October 6, 2008
Clark P. Manning, Jr.                                   Date
President and Chief Executive Officer

*THOMAS J. MEYER                                        October 6, 2008
Andrew B. Hopping,                                      Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                        October 6, 2008
Herbert G. May III                                      Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                         October 6, 2008
Thomas J. Meyer                                         Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                        October 6, 2008
John H. Brown                                           Date
Vice President and Director

*THOMAS J. MEYER                                        October 6, 2008
Marianne Clone                                          Date
Vice President and Director

*THOMAS J. MEYER                                        October 6, 2008
Julia A. Goatley                                        Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                        October 6, 2008
Russell E. Peck                                         Date
Vice President and Director

*THOMAS J. MEYER                                        October 6, 2008
Gregory B. Salsbury                                     Date
Vice President and Director

*THOMAS J. MEYER                                        October 6, 2008
Donald B. Henderson, Jr.                                Date
Director

*THOMAS J. MEYER                                        October 6, 2008
David C. Porteous                                       Date
Director

*THOMAS J. MEYER                                        October 6, 2008
Donald T. DeCarlo                                       Date
Director

*THOMAS J. MEYER                                        October 6, 2008
Gary A. Torgow                                          Date
Director

*THOMAS J. MEYER                                        October 6, 2008
John C. Colpean                                         Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659
and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr.
Director

DAVID L. PORTEUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director



                                  EXHIBIT LIST

Exhibit No.   Description


4.

dddd. Specimen of the Guaranteed Minimum Income Benefit Endorsement, attached hereto as EX-4dddd.

eeee. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX-4eeee.

ffff. Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With
     Bonus and Annual Step-Up Endorsement, attached hereto as EX-4ffff.

gggg. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX4-gggg.

5.

l. Form of the Perspective II Fixed and VAriable Annuity Application, attached hereto as EX-5l.

7.

h. Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, attached hereto.

i. Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, attached hereto.

j. Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, attached hereto.

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.